                                                     REGISTRATION NO. 333-81393
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                    UNDER
                         THE SECURITIES ACT OF 1933                   [X]
                       PRE-EFFECTIVE AMENDMENT NO. 23                 [_]
                        POST-EFFECTIVE AMENDMENT NO.                  [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                    UNDER
                     THE INVESTMENT COMPANY ACT OF 1940               [X]
                              AMENDMENT NO. 250                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                        AXA EQUITABLE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                         901 NEW YORK AVE., NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 30, 2012 pursuant to paragraph (b)(1)(vii) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EQUI-VEST(R) Express/SM/ (Series 700)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2012


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) EXPRESS/SM/?

EQUI-VEST(R) Express/SM/ is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

This contract is no longer being sold. This prospectus is used with current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We can refuse to accept any application or contribution from you at any time, including after the purchase of the contract.


----------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------
 FIXED INCOME
----------------------------------------------------------------------------
AXA Conservative Allocation/(1)/        EQ/Money Market
AXA Conservative-Plus Allocation/(1)/   EQ/PIMCO Ultra Short Bond
AXA Conservative Growth Strategy        EQ/Quality Bond PLUS
AXA Conservative Strategy               Invesco V.I. High Yield
EQ/Core Bond Index                      Ivy Funds VIP High Income
EQ/Franklin Core Balanced               Multimanager Core Bond
EQ/Global Bond PLUS                     Multimanager Multi-Sector Bond
EQ/Intermediate Government Bond/(2)/
----------------------------------------------------------------------------
 DOMESTIC STOCKS
----------------------------------------------------------------------------
AXA Aggressive Allocation/(1)/          EQ/Mid Cap Index
AXA Moderate-Plus Allocation/(1)/       EQ/Mid Cap Value PLUS
AXA Moderate Growth Strategy            EQ/Montag & Caldwell Growth
AXA Tactical Manager 400                EQ/Morgan Stanley Mid Cap Growth
AXA Tactical Manager 500                EQ/Mutual Large Cap Equity
AXA Tactical Manager 2000               EQ/Small Company Index
EQ/AllianceBernstein Dynamic Wealth     EQ/T. Rowe Price Growth Stock
 Strategies                             EQ/Templeton Global Equity
EQ/AllianceBernstein Small Cap Growth   EQ/UBS Growth and Income
EQ/AXA Franklin Small Cap Value Core    EQ/Van Kampen Comstock
EQ/BlackRock Basic Value Equity         EQ/Wells Fargo Omega Growth
EQ/Boston Advisors Equity Income        Fidelity(R) VIP Contrafund(R)
EQ/Calvert Socially Responsible         Goldman Sachs VIT Mid Cap Value
EQ/Capital Guardian Research            Invesco V.I. Mid Cap Core Equity
EQ/Common Stock Index                   Invesco V.I. Small Cap Equity
EQ/Davis New York Venture               Ivy Funds VIP Energy
EQ/Equity 500 Index                     Ivy Funds VIP Mid Cap Growth
EQ/Equity Growth PLUS                   Ivy Funds VIP Small Cap Growth
EQ/Franklin Templeton Allocation        MFS(R) Investors Growth Stock
EQ/GAMCO Mergers and Acquisitions       MFS(R) Investors Trust
EQ/GAMCO Small Company Value            MFS(R) Technology
EQ/JPMorgan Value Opportunities         MFS(R) Utilities
EQ/Large Cap Core PLUS                  Multimanager Aggressive Equity
EQ/Large Cap Growth Index               Multimanager Large Cap Core Equity
EQ/Large Cap Growth PLUS                Multimanager Large Cap Value
EQ/Large Cap Value Index                Multimanager Mid Cap Growth
EQ/Large Cap Value PLUS                 Multimanager Mid Cap Value
EQ/Lord Abbett Large Cap Core           Multimanager Small Cap Growth
----------------------------------------------------------------------------


Multimanager Small Cap Value         Target 2035 Allocation
Multimanager Technology              Target 2045 Allocation
Target 2015 Allocation               Van Eck VIP Global Hard Assets
Target 2025 Allocation
-------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------
AXA Tactical Manager International   Invesco V.I. Global Real Estate
EQ/Global Multi-Sector Equity        Invesco V.I. International Growth
EQ/International Core PLUS           Lazard Retirement Emerging Markets
EQ/International Equity Index         Equity
EQ/International Value PLUS          MFS(R) International Value
EQ/MFS International Growth          Multimanager International Equity
EQ/Oppenheimer Global
-------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------
All Asset Growth-Alt 20/(3)/         AXA Moderate Allocation/(1)/
AXA Balanced Strategy
-------------------------------------------------------------------------

(1)The AXA Allocation portfolios

(2)This is the variable investment option's new name, effective on or about May 1, 2012. Please see ''Portfolios of the Trusts'' under ''Contract features and benefits'' later in this prospectus for the variable investment option's former name.
(3)This is the variable investment option's new name, effective on or about
   May 21, 2012, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.


You may allocate amounts to any of the variable investment options. At anytime, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract owners, we offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").

A minimum contribution of $50 ($5,000 for Inherited IRA) is required to purchase a contract.

For existing contract owners only:

..   QP IRA (Please see Appendix I for more information.) Unless otherwise indicated, information for QP IRA is the same as traditional IRA.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                     EV Express Series 700 (IF)
                                                                        #235232

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2012, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix IV.

Contents of this Prospectus

--------------------------------------------------------------------------------






-------------
"We," "our" and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

         Index of key words and phrases                             5
         Who is AXA Equitable?                                      6
         How to reach us                                            7
         EQUI-VEST(R) Express/SM/ at a glance -- key features       9


         -------------------------------------------------------------
         FEE TABLE                                                 11
         -------------------------------------------------------------

         Examples                                                  12
         Condensed financial information                           12


         -------------------------------------------------------------
         1. CONTRACT FEATURES AND BENEFITS                         13
         -------------------------------------------------------------
         How you can contribute to your contract                   13
         Owner and annuitant requirements                          15
         How you can make your contributions                       15
         What are your investment options under the contract?      15
         Portfolios of the Trusts                                  16
         Allocating your contributions                             24
         Your right to cancel within a certain number of days      25
         Inherited IRA beneficiary continuation contract           25


         -------------------------------------------------------------
         2. DETERMINING YOUR CONTRACT'S VALUE                      27
         -------------------------------------------------------------
         Your account value and cash value                         27
         Your contract's value in the variable investment options  27
         Your contract's value in the fixed maturity options       27


         -------------------------------------------------------------
         3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
           OPTIONS                                                 28
         -------------------------------------------------------------
         Transferring your account value                           28
         Disruptive transfer activity                              28
         Automatic transfer options                                29
         Rebalancing your account value                            29


         -------------------------------------------------------------
         4.ACCESSING YOUR MONEY                                    31
         -------------------------------------------------------------
         Withdrawing your account value                            31
         How withdrawals are taken from your account value         32
         Surrender of your contract to receive its cash value      32
         Termination                                               32
         When to expect payments                                   32
         Your annuity payout options                               32


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                                                 CONTENTS OF THIS PROSPECTUS 3

      -------------------------------------------------------------------
      5.CHARGES AND EXPENSES                                          35
      -------------------------------------------------------------------
      Charges that AXA Equitable deducts                              35
      Charges under the contracts                                     35
      Charges that the Trusts deduct                                  36
      Group or sponsored arrangements                                 37
      Other distribution arrangements                                 37


      -------------------------------------------------------------------
      6.PAYMENT OF DEATH BENEFIT                                      38
      -------------------------------------------------------------------
      Your beneficiary and payment of benefit                         38
      How death benefit payment is made                               39
      Beneficiary continuation option                                 39


      -------------------------------------------------------------------
      7.TAX INFORMATION                                               41
      -------------------------------------------------------------------
      Overview                                                        41
      Buying a contract to fund a retirement arrangement              41
      Transfers among investment options                              41
      Taxation of nonqualified annuities                              41
      Individual retirement arrangements ("IRAs")                     43
      Traditional individual retirement annuities (traditional IRAs)  44
      Roth individual retirement annuities ("Roth IRAs")              48
      Federal and state income tax withholding and information
        reporting                                                     51
      Impact of taxes to AXA Equitable                                52


      -------------------------------------------------------------------
      8.MORE INFORMATION                                              53
      -------------------------------------------------------------------
      About our Separate Account A                                    53
      About the Trusts                                                53
      About our fixed maturity options                                53
      About the general account                                       54
      About other methods of payment                                  55
      Dates and prices at which contract events occur                 55
      About your voting rights                                        55
      Statutory compliance                                            56
      About legal proceedings                                         56
      Financial statements                                            56
      Transfers of ownership, collateral assignments, loans, and
        borrowing                                                     56
      Distribution of the contracts                                   56




-------------------------------------------------------
9.INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE   59
-------------------------------------------------------



---------------------
APPENDICES
---------------------

          I  --  QP IRA contracts                                    I-1
         II  --  Condensed financial information                    II-1
        III  --  Market value adjustment example                   III-1
         IV  --  State contract availability and/or variations of
                   certain features and benefits                    IV-1


        ----------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION
          TABLE OF CONTENTS
        ----------------------------------------------------------------

4   CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                        PAGE

                   account value                           27
                   annuitant                               13
                   annuity payout options                  32
                   AXA Equitable Access Account            39
                   beneficiary                             38
                   beneficiary continuation option         39
                   business day                        15, 55
                   cash value                              27
                   conduit IRA                         46, 60
                   contract date                           13
                   contract date anniversary               13
                   contract year                           13
                   contributions                           13
                   contributions to Roth IRAs              48
                      regular contributions                48
                      rollovers and direct transfers       49
                      conversion contributions             49
                   contributions to traditional IRAs       44
                      regular contributions                44
                      rollovers and transfers              45
                   disruptive transfer activity            28
                   fixed maturity amount                   24
                   fixed maturity options                  24
                   IRA                                  1, 43
                   IRS                                     41


                                                         PAGE

                   Inherited IRA                        1, 25
                   investment options                   1, 15
                   market adjusted amount              24, 54
                   market timing                           28
                   market value adjustment                 24
                   maturity value                          24
                   NQ                                   1, 41
                   Online Account Access                    7
                   partial withdrawals                     31
                   portfolio                               16
                   principal assurance allocation          25
                   processing office                        7
                   QP IRA                          Appendix I
                   rate to maturity                        24
                   regular contribution                    14
                   Required Beginning Date                 47
                   Roth IRA                             1, 48
                   SAI                                      2
                   SEC                                      1
                   TOPS                                     7
                   traditional IRA                          1
                   Trusts                               1, 53
                   unit                                    27
                   unit investment trust                   53
                   variable investment options          1, 15

--------------------------------------------------------------------------------

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
fixed maturity options                 Guarantee Periods or Fixed Maturity
                                       Accounts

variable investment options            Investment Funds or Investment
                                       Divisions

account value                          Annuity Account Value

rate to maturity                       Guaranteed Rates

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                                              INDEX OF KEY WORDS AND PHRASES 5

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6   WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the variable investment options (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under Online Account Access only you can:

..   make a contribution to your IRA or NQ annuity contract;

..   elect to receive certain contract statements electronically;

                                                      WHO IS AXA EQUITABLE?  7

..  change your address; and

..  access "Frequently Asked Questions" and certain service forms.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and clicking on Online Account Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of general dollar-cost averaging;

(5)election of the rebalancing program;

(6)election of the automatic deposit service;

(7)election of the required minimum distribution automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)election of the principal assurance allocation;

(10)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11)purchase by, or change of ownership to, a non-natural owner;


(12)contract surrender and withdrawal requests;

(13)death claims; and

(14)partial annuitization of an NQ contract.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar-cost averaging;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

8   WHO IS AXA EQUITABLE?

EQUI-VEST(R) Express/SM/ at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT  EQUI-VEST(R) Express/SM/ variable investment options invest in different portfolios
MANAGEMENT               sub-advised by professional investment advisers.
----------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS   .   10 fixed maturity options with maturities ranging from approximately 1 to 10 years.
                         .   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                         ---------------------------------------------------------------------------------------------
                         If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
----------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES           .   On earnings inside the      No tax until you make withdrawals from your contract or
                             contract                    receive annuity payments.
                                                         No tax on transfers among investment options.
                         .   On transfers inside the
                             contract
                         ---------------------------------------------------------------------------------------------
                         You should be aware that annuity contracts that were purchased as an Individual Retirement
                         Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the
                         Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
----------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     .   NQ, traditional IRA and Roth IRA: Minimum: $50 initial and additional ($20 under our automatic invest- ment program)
                         .   Inherited IRA $5,000 (initial) (minimum) $1,000 (additional) (minimum)
                         .   Maximum contribution limitations apply to all contracts.
                         ---------------------------------------------------------------------------------------------
                         In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all EQUI-VEST(R) series, EQUI-VEST(R) At
                         Retirement/SM/ and At Retirement/SM/ contracts with the same owner or annuitant or $2.5 million under all AXA Equitable annuity accumulation contracts with the same owner or annuitant. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. For more information, see "How you can contribute to your contract" in
                         "Contract features and benefits" later in this prospectus.
----------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY     .   Partial withdrawals
                         .   Several withdrawal options on a periodic basis
                         .   Contract surrender
                         You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
----------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS           .   Fixed annuity payout options
                         .   Variable Immediate Annuity payout options (as described in a separate prospectus for that option)
----------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES      .   General dollar-cost averaging
                         .   Automatic investment program
                         .   Account value rebalancing (quarterly, semiannually and annually)
                         .   Principal assurance allocation
                         .   No charge on transfers among investment options
                         .   Minimum death benefit
----------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES         Please see "Fee table" later in this prospectus for details.
----------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES     0-83 (0-70 for Inherited IRA)
----------------------------------------------------------------------------------------------------------------------


                        EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES 9

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT IS NO LONGER BEING SOLD. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

10  EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


-----------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------

Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you surrender
your contract or make certain withdrawals)./(1)/          7.00%

Charge if you elect a Variable Immediate Annuity
payout option (which is described in a separate
prospectus for that option)                               $350

Charge for third-party transfer or exchange (for each     $65 (maximum)
occurrence)/(2)/                                          $25 (current) Effective June 1, 2012, this charge will
                                                          increase to $65.
Special services charges
 .   Wire transfer charge/(3)/                            $90 (current and maximum)
 .   Express mail charge/(3)/                             $35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.
-----------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:

   If your account value on the last day of your          $65 ($30 current)/(4)/
   contract year is less than $25,000 for NQ contracts
   (or less than $20,000 for IRA contracts)

   If your account value on the last day of your          $0
   contract year is $25,000 or more for NQ contracts
   (or $20,000 or more for IRA contracts)
-----------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------



Separate account annual expenses:
                                                             Maximum  Current
Mortality and expense risks/(5)/                             1.65%    0.70%

Other expenses                                               0.35%    0.25%
                                                             -----    -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES                     2.00%    0.95%
------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


                                                                  FEE TABLE  11

---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011           Lowest Highest
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      0.62%  1.91%
expenses)/(6)/
---------------------------------------------------------------------------


(1)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1".

Contract Year
-------------
     1........ 7.00%
     2........ 7.00%
     3........ 6.00%
     4........ 6.00%
     5........ 5.00%
     6........ 3.00%
     7........ 1.00%
     8+....... 0.00%


(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)During the first two contract years, this charge is equal to the lesser of 2% of your account value plus any prior withdrawals during the Contract year or $30, if this charge applies.

(5)A portion of this charge is for providing the death benefit.

(6)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2011, which results in an estimated annual charge of 0.0684% of contract value.


The fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU ANNUITIZE AT THE END OF THE
                                                                               APPLICABLE TIME PERIOD, AND SELECT A
                                                                               NON-LIFE CONTINGENT PERIOD CERTAIN
                                         IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE
                                         END OF THE APPLICABLE TIME PERIOD                  YEARS
--------------------------------------------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios     $1,053   $1,724    $2,403    $4,333    N/A     $1,724   $2,403    $4,333
--------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses
   of any of the portfolios              $  926   $1,345    $1,773    $3,114    N/A     $1,345   $1,773    $3,114
--------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------


                                          IF YOU DO NOT SURRENDER YOUR
                                           CONTRACT AT THE END OF THE
                                             APPLICABLE TIME PERIOD
------------------------------------------------------------------------
                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios      $417  $1,263  $2,122   $4,333
------------------------------------------------------------------------
(b)assuming minimum fees and expenses
   of any of the portfolios               $282  $  865  $1,473   $3,114
------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2011.


12  FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About methods of payment" in "More information" later in this prospectus. All ages in the table refer to the age of the annuitant named in the contract. The contract is no longer available to new purchasers.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series, EQUI-VEST(R) At Retirement/SM/ and At Retirement/SM/ contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                     AVAILABLE FOR
 CONTRACT TYPE       ANNUITANT ISSUE AGES  MINIMUM CONTRIBUTIONS  SOURCE OF CONTRIBUTIONS      LIMITATIONS ON CONTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
NQ                      0 through 83         $50 additional       After-tax money.              Additional contributions
                                                                                                   can be made up to age
                                                                  Paid to us by check or           84.
                                                                     transfer of contract
                                                                     value in a tax deferred
                                                                     exchange under Sec-
                                                                     tion 1035 of the In-
                                                                     ternal Revenue Code.

                                                                  Paid to us by an em-
                                                                     ployer who establishes
                                                                     a payroll deduction
                                                                     program.
----------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 13

-------------------------------------------------------------------------------------------------------------------------------
                     AVAILABLE FOR
 CONTRACT TYPE       ANNUITANT ISSUE AGES  MINIMUM CONTRIBUTIONS  SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
Traditional IRA         0 through 83          $50 additional      "Regular" traditional         Additional rollover con-
                                                                     IRA contributions either      tributions can be made
                                                                     made by you or paid to        up to age 84.
                                                                     us by an employer who
                                                                     establishes a payroll      Regular IRA con-
                                                                     deduction program.            tributions may not ex-
                                                                                                   ceed $5,000.
                                                                  Additional catch-up
                                                                     contributions.             No regular IRA con-
                                                                                                   tributions in the calendar
                                                                  Eligible rollover dis-           year you turn age 70 1/2
                                                                     tributions from 403(b)        and thereafter.
                                                                     plans, qualified plans
                                                                     and governmental           Rollover and direct trans-
                                                                     employer EDC plans.           fer contributions after
                                                                                                   age 70 1/2 must be net of
                                                                  Rollovers from another           required minimum
                                                                     traditional individual        distributions.
                                                                     retirement
                                                                     arrangement.               Additional catch-up con-
                                                                                                   tributions of up to
                                                                  Direct custodian-to-             $1,000 per calendar year
                                                                     custodian transfers           where the owner is at
                                                                     from other traditional        least age 50 but under
                                                                     individual retirement         age 70 1/2 at any time
                                                                     arrangements.                 during the calendar year
                                                                                                   for which the con-
                                                                                                   tribution is made.
-------------------------------------------------------------------------------------------------------------------------------
Roth IRA                0 through 83          $50 additional      Regular Roth IRA con-         Additional contributions
                                                                     tributions either made        can be made up to
                                                                     by you or paid to us by       age 84.
                                                                     an employer who
                                                                     establishes a payroll      Regular Roth IRA con-
                                                                     deduction program.            tributions may not ex-
                                                                                                   ceed $5,000.
                                                                  Additional catch-up
                                                                     contributions.             Contributions are subject
                                                                                                   to income limits and
                                                                  Rollovers from another           other tax rules. See
                                                                     Roth IRA.                     "Contributions to Roth
                                                                                                   IRAs" in "Tax
                                                                  Rollovers from a                 information" later in this
                                                                     "designated Roth con-         prospectus.
                                                                     tribution account"
                                                                     under specified retire-    Additional catch-up con-
                                                                     ment plans.                   tributions of up to
                                                                                                   $1,000 per calendar year
                                                                  Conversion rollovers             where the owner is at
                                                                     from a traditional IRA        least age 50 at any time
                                                                     or other eligible             during the calendar year
                                                                     retirement plan.              for which the con-
                                                                                                   tribution is made.
                                                                  Direct transfers from
                                                                     another Roth IRA.
-------------------------------------------------------------------------------------------------------------------------------


14  CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
                     AVAILABLE FOR
 CONTRACT TYPE       ANNUITANT ISSUE AGES  MINIMUM CONTRIBUTIONS  SOURCE OF CONTRIBUTIONS     LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
Inherited IRA           0 through 70        $1,000 additional     Direct custodian-to-        Any additional con-
(traditional IRA or                                                  custodian transfers of      tributions must be from
Roth IRA)                                                            your interest as death      the same type of IRA of
                                                                     beneficiary of the de-      the same deceased
                                                                     ceased owner's tradi-       owner.
                                                                     tional individual
                                                                     retirement arrange-      If this Inherited IRA was
                                                                     ment or Roth IRA to an      purchased by a non-
                                                                     IRA of the same type.       spousal beneficiary direct
                                                                                                 rollover from a qualified
                                                                                                 plan, 403(b) plan or
                                                                                                 governmental employer
                                                                                                 457(b) plan, there are no
                                                                                                 additional contributions.
-----------------------------------------------------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this prospectus.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to "AXA Equitable". We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

--------------------------------------------------------------------------------
You can choose from among the variable investment options and fixed maturity options.
--------------------------------------------------------------------------------

                                              CONTRACT FEATURES AND BENEFITS 15

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Tactical Manager portfolios, the AXA Allocation portfolios, the EQ/Franklin Templeton Allocation portfolio and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.


---------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 - CLASS B                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION Seeks long-term capital appreciation.                        AXA Equitable Funds Management
                                                                                          Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE          Seeks a high level of current income.                        AXA Equitable Funds Management
  ALLOCATION                                                                              Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS     Seeks current income and growth of capital, with a           AXA Equitable Funds Management
  ALLOCATION              greater emphasis on current income.                             Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION   Seeks long-term capital appreciation and current income.     AXA Equitable Funds Management
                                                                                          Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS         Seeks long-term capital appreciation and current income,     AXA Equitable Funds Management
  ALLOCATION              with a greater emphasis on capital appreciation.                Group, LLC
---------------------------------------------------------------------------------------------------------------------------

16  CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 - CLASS B                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                  AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  EQUITY                  emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                          in the portfolio.                                             Group, LLC
                                                                                     ClearBridge Advisors, LLC
                                                                                     GCIC US Ltd.
                                                                                     Legg Mason Capital Management, LLC
                                                                                     Marsico Capital Management, LLC
                                                                                     T. Rowe Price Associates, Inc.
                                                                                     Westfield Capital Management
                                                                                        Company, L.P.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND    Seeks a balance of high current income and capital appre-  BlackRock Financial Management, Inc.
                          ciation, consistent with a prudent level of risk.          Pacific Investment Management Com-
                                                                                        pany LLC
                                                                                     SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER              Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  INTERNATIONAL EQUITY    emphasis on risk-adjusted returns and managing volatility     Group, LLC
                          in the portfolio.                                          BlackRock Investment Management, LLC
                                                                                     EARNEST Partners, LLC
                                                                                     J.P. Morgan Investment Management
                                                                                        Inc.
                                                                                     Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP    Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CORE EQUITY             emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                          in the portfolio.                                             Group, LLC
                                                                                     Janus Capital Management, LLC
                                                                                     Thornburg Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP    Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  VALUE                   emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                          in the portfolio.                                             Group, LLC
                                                                                     Institutional Capital LLC
                                                                                     MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP      Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  GROWTH                  emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                          in the portfolio.                                             Group, LLC
                                                                                     BlackRock Investment Management, LLC
                                                                                     Franklin Advisers, Inc.
                                                                                     Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP      Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  VALUE                   emphasis on risk-adjusted returns and managing volatility     Group, LLC
                          in the portfolio.                                          BlackRock Investment Management, LLC
                                                                                     Diamond Hill Capital Management, Inc.
                                                                                     Knightsbridge Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER              Seeks high total return through a combination of current   Pacific Investment Management Com-
  MULTI-SECTOR BOND       income and capital appreciation.                              pany LLC
                                                                                     Post Advisory Group, LLC
                                                                                     SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 17

-------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 - CLASS B                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP    Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  GROWTH                  emphasis on risk-adjusted returns and managing volatility        Group, LLC
                          in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                        Lord, Abbett & Co. LLC
                                                                                        Morgan Stanley Investment Manage-
                                                                                           ment Inc.
                                                                                        NorthPointe Capital, LLC
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP    Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  VALUE                   emphasis on risk-adjusted returns and managing volatility        Group, LLC
                          in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                        Franklin Advisory Services, LLC
                                                                                        Horizon Asset Management, LLC
                                                                                        Pacific Global Investment Management
                                                                                           Company
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY   Seeks long-term growth of capital.                            AXA Equitable Funds Management
                                                                                           Group, LLC
                                                                                        RCM Capital Management, LLC
                                                                                        SSgA Funds Management, Inc.
                                                                                        Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION    Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                          asset mix. Total return includes capital growth and in-          Group, LLC
                          come.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION    Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                          asset mix. Total return includes capital growth and in-          Group, LLC
                          come.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION    Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                          asset mix. Total return includes capital growth and in-          Group, LLC
                          come.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION    Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                          asset mix. Total return includes capital growth and income.      Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 - CLASS IB                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT      Seeks long-term capital appreciation and current income.      AXA Equitable Funds Management
  20/(1)/                                                                                  Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY     Seeks long-term capital appreciation and current income       AXA Equitable Funds Management
                                                                                           Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH   Seeks current income and growth of capital, with a            AXA Equitable Funds Management
  STRATEGY                greater emphasis on current income.                              Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY Seeks a high level of current income.                         AXA Equitable Funds Management
                                                                                           Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH       Seeks long-term capital appreciation and current income,      AXA Equitable Funds Management
  STRATEGY                with a greater emphasis on current income.                       Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400  Seeks to achieve long-term growth of capital with an em-      AllianceBernstein L.P.
                          phasis on risk-adjusted returns and managing volatility in    AXA Equitable Funds Management
                          the portfolio.                                                   Group, LLC
                                                                                        BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500  Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
                          emphasis on risk-adjusted returns and managing volatility     AXA Equitable Funds Management
                          in the portfolio.                                                Group, LLC
                                                                                        BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------------


18  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 - CLASS IB                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000 Seeks to achieve long-term growth of capital with an         AllianceBernstein L.P.
                          emphasis on risk-adjusted returns and managing volatility    AXA Equitable Funds Management
                          in the portfolio.                                               Group, LLC
                                                                                       BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER      Seeks to achieve long-term growth of capital with an         AllianceBernstein L.P.
  INTERNATIONAL           emphasis on risk-adjusted returns and managing volatility    AXA Equitable Funds Management
                          in the portfolio.                                               Group, LLC
                                                                                       BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN      Seeks to achieve total return from long-term growth of       AllianceBernstein L.P.
  DYNAMIC WEALTH          capital and income.
  STRATEGIES
------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN      Seeks to achieve long-term growth of capital.                AllianceBernstein L.P.
  SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL     Seeks to achieve long-term total return with an emphasis     AXA Equitable Funds Management
  CAP VALUE CORE          on risk-adjusted returns and managing volatility in the         Group, LLC
                          portfolio.                                                   BlackRock Investment Management, LLC
                                                                                       Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE  Seeks to achieve capital appreciation and secondarily,       BlackRock Investment Management, LLC
  EQUITY                  income.
------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS        Seeks a combination of growth and income to achieve an       Boston Advisors, LLC
  EQUITY INCOME           above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY       Seeks to achieve long-term capital appreciation.             Bridgeway Capital Management, Inc.
  RESPONSIBLE                                                                          Calvert Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN       Seeks to achieve long-term growth of capital.                Capital Guardian Trust Company
  RESEARCH
------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX     Seeks to achieve a total return before expenses that ap-     AllianceBernstein L.P.
                          proximates the total return performance of the Russell
                          3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX        Seeks to achieve a total return before expenses that ap-     AXA Equitable Funds Management
                          proximates the total return performance of the Barclays         Group, LLC
                          Intermediate U.S. Government/Credit Index, including re-     SSgA Funds Management, Inc.
                          investment of dividends, at a risk level consistent with
                          that of the Barclays Intermediate U.S. Government/Credit
                          Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE Seeks to achieve long-term growth of capital.                Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX       Seeks to achieve a total return before expenses that ap-     AllianceBernstein L.P.
                          proximates the total return performance of the S&P 500
                          Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS     Seeks to achieve long-term growth of capital with an         AXA Equitable Funds Management
                          emphasis on risk-adjusted returns and managing volatility       Group, LLC
                          in the portfolio.                                            BlackRock Capital Management, Inc.
                                                                                       BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------


                                                      CONTRACT FEATURES AND
                                                                   BENEFITS  19

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 - CLASS IB                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED Seeks to maximize income while maintaining prospects        AXA Equitable Funds Management
                          for capital appreciation with an emphasis on risk-adjusted     Group, LLC
                          returns and managing volatility in the portfolio.           BlackRock Investment Management, LLC
                                                                                      Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON     Primarily seeks capital appreciation and secondarily seeks  AXA Equitable Funds Management
  ALLOCATION              income.                                                        Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND      Seeks to achieve capital appreciation.                      GAMCO Asset Management, Inc.
  ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY    Seeks to maximize capital appreciation.                     GAMCO Asset Management, Inc.
  VALUE
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS       Seeks to achieve capital growth and current income.         AXA Equitable Funds Management
                                                                                         Group, LLC
                                                                                      BlackRock Investment Management, LLC
                                                                                      First International Advisors, LLC
                                                                                      Wells Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR    Seeks to achieve long-term capital appreciation with an     AXA Equitable Funds Management
  EQUITY                  emphasis on risk-adjusted returns and managing volatility      Group, LLC
                          in the portfolio.                                           BlackRock Investment Management, LLC
                                                                                      Morgan Stanley Investment
                                                                                         Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE           Seeks to achieve a total return before expenses that ap-    AXA Equitable Funds Management
  GOVERNMENT BOND/(2)/    proximates the total return performance of the Barclays        Group, LLC
                          Intermediate U.S. Government Bond Index, including re-      SSgA Funds Management, Inc.
                          investment of dividends, at a risk level consistent with
                          that of the Barclays Intermediate U.S. Government Bond
                          Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE     Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  PLUS                    emphasis on risk-adjusted returns and managing volatility      Group, LLC
                          in the portfolio.                                           BlackRock Investment Management, LLC
                                                                                      Hirayama Investments, LLC
                                                                                      WHV Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY   Seeks to achieve a total return (before expenses) that      AllianceBernstein L.P.
  INDEX                   approximates the total return performance of a composite
                          index comprised of 40% Dow Jones EURO STOXX 50
                          Index, 25% FTSE 100 Index, including reinvestment of
                          dividends, at a risk level consistent with that of the com-
                          posite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE    Seeks to provide current income and long-term growth of     AXA Equitable Funds Management
  PLUS                    income, accompanied by growth of capital with an em-           Group, LLC
                          phasis on risk-adjusted returns and managing volatility in  BlackRock Investment Management, LLC
                          the portfolio.                                              Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE         Seeks to achieve long-term capital appreciation.            J.P. Morgan Investment Management
  OPPORTUNITIES                                                                          Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS    Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
                          emphasis on risk-adjusted returns and managing volatility      Group, LLC
                          in the portfolio.                                           BlackRock Investment Management, LLC
                                                                                      Institutional Capital LLC
-----------------------------------------------------------------------------------------------------------------------------


20  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 - CLASS IB                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX Seeks to achieve a total return before expenses that ap-     AllianceBernstein L.P.
                          proximates the total return performance of the Russell
                          1000 Growth Index, including reinvestment of dividends
                          at a risk level consistent with that of the Russell 1000
                          Growth Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS  Seeks to provide long-term capital growth with an em-        AXA Equitable Funds Management
                          phasis on risk-adjusted returns and managing volatility in      Group, LLC
                          the portfolio.                                               BlackRock Investment Management, LLC
                                                                                       Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX  Seeks to achieve a total return before expenses that ap-     SSgA Funds Management, Inc.
                          proximates the total return performance of the Russell
                          1000 Value Index, including reinvestment of dividends, at
                          a risk level consistent with that of the Russell 1000 Value
                          Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS   Seeks to achieve long-term growth of capital with an         AllianceBernstein L.P.
                          emphasis on risk-adjusted returns and managing volatility    AXA Equitable Funds Management
                          in the portfolio.                                               Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP  Seeks to achieve capital appreciation and growth of in-      Lord, Abbett & Co. LLC
  CORE                    come with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL      Seeks to achieve capital appreciation.                       Massachusetts Financial Services Com-
  GROWTH                                                                                  pany d/b/a MFS Investment Manage-
                                                                                          ment
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX          Seeks to achieve a total return before expenses that ap-     SSgA Funds Management, Inc.
                          proximates the total return performance of the S&P Mid
                          Cap 400 Index, including reinvestment of dividends, at a
                          risk level consistent with that of the S&P Mid Cap 400
                          Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS     Seeks to achieve long-term capital appreciation with an      AXA Equitable Funds Management
                          emphasis on risk-adjusted returns and managing volatility       Group, LLC
                          in the portfolio.                                            BlackRock Investment Management, LLC
                                                                                       Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET           Seeks to obtain a high level of current income, preserve     The Dreyfus Corporation
                          its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL      Seeks to achieve capital appreciation.                       Montag & Caldwell, LLC.
  GROWTH
------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID     Seeks to achieve capital growth.                             Morgan Stanley Investment
  CAP GROWTH                                                                              Management Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP       Seeks to achieve capital appreciation, which may             AXA Equitable Funds Management
  EQUITY                  occasionally be short-term, with an emphasis on risk-           Group, LLC
                          adjusted returns and managing volatility in the portfolio.   BlackRock Investment Management, LLC
                                                                                       Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL     Seeks to achieve capital appreciation.                       OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND Seeks to generate a return in excess of traditional money    Pacific Investment Management
                          market products while maintaining an emphasis on                Company, LLC
                          preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS      Seeks to achieve high current income consistent with         AllianceBernstein L.P.
                          moderate risk to capital.                                    AXA Equitable Funds Management
                                                                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 21

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX             Seeks to replicate as closely as         AllianceBernstein L.P.
                                    possible (before the deduction of
                                    portfolio expenses) the total return of
                                    the Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH            Seeks to achieve long-term capital       T. Rowe Price Associates, Inc.
   STOCK                            appreciation and sec-ondarily, income.
--------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY         Seeks to achieve long-term capital       AXA Equitable Funds Management
                                    growth with an em-phasis on                 Group, LLC
                                    risk-adjusted returns and managing       BlackRock Investment Management, LLC
                                    volatility in the portfolio.             Templeton Investment Counsel, LLC
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME           Seeks to achieve total return through    UBS Global Asset Management
                                    capital appreciation with income as a       (Americas) Inc.
                                    secondary consideration.
--------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK             Seeks to achieve capital growth and      Invesco Advisers, Inc.
                                    income.
--------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA               Seeks to achieve long-term capital       Wells Capital Management, Inc.
   GROWTH                           growth.
--------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) - SERIES II                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL           The fund's investment objective is       Invesco Advisers, Inc.
   ESTATE FUND                      total return through growth of capital   Invesco Asset Management Limited
                                    and current income.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND       The fund's investment objective is       Invesco Advisers, Inc.
                                    total return comprised of current
                                    income and capital appreciation.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL         The fund's investment objective is       Invesco Advisers, Inc.
   GROWTH FUND                      long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE          The fund's investment objective is       Invesco Advisers, Inc.
   EQUITY FUND                      long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is       Invesco Advisers, Inc.
   FUND                             long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCT (VIP) - SERVICE CLASS 2                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R)      Seeks long-term capital appreciation.    Fidelity Management & Research
   PORTFOLIO                                                                    Company (FMR)
--------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE INSURANCE
 TRUST - SERVICE SHARES                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP          Seeks long-term capital appreciation.    Goldman Sachs Asset Management, L.P.
   VALUE FUND
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY               To seek to provide capital growth and    Waddell & Reed Investment
                                    appreciation.                               Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME          To seek to provide total return through  Waddell & Reed Investment
                                    a combination of high current income        Management Company (WRIMCO)
                                    and capital appreciation.
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP              To seek to provide growth of capital.    Waddell & Reed Investment
   GROWTH                                                                       Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP            To seek to provide growth of capital.    Waddell & Reed Investment
   GROWTH                                                                       Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------


22  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. - SERVICE                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.                          Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -
 SERVICE CLASS PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital             Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                                     Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH   The fund's investment objective is to seek capital             Massachusetts Financial Services
  STOCK SERIES            appreciation.                                                     Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital             Massachusetts Financial Services
  SERIES                  appreciation.                                                     Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY         The fund's investment objective is to seek capital             Massachusetts Financial Services
  PORTFOLIO               appreciation.                                                     Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total return.       Massachusetts Financial Services
                                                                                            Company
------------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST - S                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL        Seeks long-term capital appreciation by investing              Van Eck Associates Corporation
  HARD ASSETS FUND        primarily in "hard asset" securities. Income is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------





(1)This is the portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The portfolio's former name was All Asset Allocation.

(2)This is the portfolio's new name, effective on or about May 1, 2012. The portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                                              CONTRACT FEATURES AND BENEFITS 23

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

Please see Appendix IV later in this prospectus for state variations.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of the fixed maturity options will be available for annuitants ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2012 the next available maturity date was June 15, 2021 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among two ways to allocate your contributions: self-directed and principal assurance.

SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all of the investment options. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

24  CONTRACT FEATURES AND BENEFITS

PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program, you select a fixed maturity option and we specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.


For example, if your initial contribution is $10,000, and on February 15, 2012 you chose the fixed maturity option with a maturity date of June 15, 2021, since the rate to maturity was 3.05% on February 15, 2012, we would have allocated $7,554 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an EQUI-VEST(R) Express/SM/ traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70 1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds, are sufficient to meet your required minimum distributions. See "Tax information" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax Information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31st of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for traditional IRA and Roth IRA contracts" in "Payment of the death benefit" later in this prospectus. You should discuss with your tax adviser your own personal situation.

The Inherited traditional IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary

                                              CONTRACT FEATURES AND BENEFITS 25
under a deceased plan participant's Applicable Plan, the Inherited traditional IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and must be at least $5,000.

..   Additional contributions of at least $1,000 are permitted, but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   A non-spousal beneficiary under an Applicable Plan cannot make additional contributions to an Inherited traditional IRA contract.

..   You may make transfers among the investment options.


..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses" later in this prospectus.


..   The following features mentioned in the prospectus are not available under the inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the minimum death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply.

26  CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options and (ii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



                                                           DETERMINING YOUR
                                                           CONTRACT'S VALUE  27

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. As of February 15, 2012, not all maturities were available.


..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date, the transfer will cause a market value adjustment.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, or by telephone using TOPS or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio

28 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)the percentage you want invested in each variable investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 variable investment options.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

To be eligible, you must have at least $5,000 of account value in the variable investment options. We may waive this $5,000 requirement. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 29

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your variable investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.


You may not elect the rebalancing program if you are participating in the dollar-cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

30  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money


--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.




--------------------------------------------------------------------------------------------
                                                             METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------------------
                                                                                  MINIMUM
 CONTRACT                                                    PARTIAL SYSTEMATIC DISTRIBUTION
--------------------------------------------------------------------------------------------
NQ                                                             Yes      Yes         No
--------------------------------------------------------------------------------------------
Traditional IRA                                                Yes      Yes         Yes
--------------------------------------------------------------------------------------------
Roth IRA                                                       Yes      Yes         No
--------------------------------------------------------------------------------------------


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.


Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.


SYSTEMATIC WITHDRAWALS
(All contracts except inherited IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA contracts -- See "Tax information" later in this prospectus.)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to traditional IRA owners a form outlining the minimum distribution -- options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

                                                       ACCESSING YOUR MONEY  31

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) Express/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) Express/SM/ contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Express/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Express/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of

32  ACCESSING YOUR MONEY
annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

EQUI-VEST(R) Express/SM/ offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

--------------------------------------------------------------------
Fixed annuity payout options       . Life annuity
                                   . Life annuity with period
                                     certain
                                   . Life annuity with refund
                                     certain
                                   . Period certain annuity
--------------------------------------------------------------------
  Variable Immediate Annuity pay-  . Life annuity (not available in
  out options (as described in a     New York)
  separate prospectus for this     . Life annuity with period
   option)                           certain
--------------------------------------------------------------------

..   Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity pay- ments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

PARTIAL ANNUITIZATION


Partial annuitization of nonqualified deferred annuity contracts is permited under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" in "Tax information-Taxation of nonqualified annuities."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) Express/SM/ contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.

                                                       ACCESSING YOUR MONEY  33

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix IV later in this prospectus for state variations.



EQUI-VEST(R) AT RETIREMENT/SM/ AND AT RETIREMENT/SM/

If you have a traditional IRA, Roth IRA, QP IRA or NQ contract, you may be eligible to convert your EQUI-VEST(R) Express/SM/ contract to a new EQUI-VEST(R) At Retirement/SM/ contract (or a new At Retirement/SM/ contract in New York). EQUI-VEST(R) At Retirement/SM/ is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. At Retirement/SM/ is a deferred variable annuity contract that offers a Guaranteed withdrawal benefit for life. Neither the EQUI-VEST(R) At Retirement/SM/ contract nor the At Retirement/SM/ contract has any withdrawal charges.


At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(R) Express/SM/ contract, and no rollover/direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. The written application for the new EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract must be received by our processing office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract and its benefits, including the charges for such benefits are described in a separate prospectus.


34  ACCESSING YOUR MONEY

5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   on the last day of the contract year -- an annual administrative charge, if applicable

..   charge for third-party transfer or exchange


..   charges for certain optional special services


..   at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

..   at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.70% (1.65% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is currently equivalent to an annual rate of 0.25% (0.35% maximum) of net assets in each variable investment option.

The combined charge for mortality and expense risks and for other expenses is guaranteed not to exceed a total annual rate of 2.00%.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $25,000 under NQ contracts and $20,000 under IRA contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually.

The charge is deducted pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals, and as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another

                                                       CHARGES AND EXPENSES  35
insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 ($65 maximum) for each direct transfer or exchange. Effective June 1, 2012, this charge will increase to $65. We will deduct this charge and any withdrawal charge that applies from your account value.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------------------
                                                             CONTRACT YEAR
--------------------------------------------------------------------------------------------
                                                             1   2   3   4   5   6   7   8+
--------------------------------------------------------------------------------------------
Percentage of contribution                                   7%  6%  5%  4%  3%  2%  1%  0%
--------------------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH AND PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary.

..   we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.


APPLICABLE ONLY TO CONTRACTS SOLD TO EMPLOYEES OF OCE BUSINESS SERVICES, INC. WHO QUALIFY FOR OCE BUSINESS SERVICES, INC. -- SUPPLEMENTAL INCENTIVE PLAN ("SIP")

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59/1//\\2\\.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and in-


36  CHARGES AND EXPENSES
vestment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                                                       CHARGES AND EXPENSES  37

6. Payment of death benefit


--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

DEATH BENEFIT


The death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply.


HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon when and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the with- drawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   the cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

..   the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below. The account value must be distributed no later than 5 years after the spouse's death.


38  PAYMENT OF DEATH BENEFIT

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HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY.

The beneficiary must elect this feature by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2 , if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for traditional IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the "inherited annuity," may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

                                                   PAYMENT OF DEATH BENEFIT  39

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

40  PAYMENT OF DEATH BENEFIT

7. Tax information


--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or an individual retirement custodial or trusteed account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and fixed maturity options and choices of payout options of EQUI-VEST(R) Express/SM/, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES


Before making any subsequent contributions to an NQ contract, taxpayers with incomes over $250,000 should consider the 3.8% Medicare tax on investment income (including, for this purpose, income from NQ contracts) which will be effective after December 31, 2012.


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


                                                            TAX INFORMATION  41

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary, (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.


42  TAX INFORMATION

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) Express/SM/ contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the EQUI-VEST(R) Express/SM/ traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) Express/SM/ traditional and Roth IRA contracts.

AXA Equitable has received opinion letters from the IRS approving the respective forms of the EQUI-VEST(R) Express/SM/ Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) Express/SM/ traditional Inherited IRA and Inherited Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST(R) Express/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Express/SM/ Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) Express/SM/ traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



                                                            TAX INFORMATION  43

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions." That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70 1/2 catch-up contributions.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) IS BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI FALLS WITHIN A PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you MAY NOT DEDUCT any of your regular contributions to your traditional IRAs.


Cost-of-living adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2012, AGI between $58,000 and $68,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2012, AGI between $92,000 and $112,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000 (for 2012, AGI between $173,000 and $183,000 after adjustment).

To determine the deductible amount of the contribution for 2012, for example, you determine AGI and subtract $58,000 if you are single, or $92,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


                                     the maximum           the adjusted
                                       regular              deductible
        ($10,000-excess AGI)  times  contribution  Equals  contribution
        divided by $10,000      X    for the year    =        limit



44  TAX INFORMATION

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590 for details.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70 1/2"catch-up" contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax with holding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   "a required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.



                                                            TAX INFORMATION  45

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable tenyear averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.



REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTION. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.


46  TAX INFORMATION

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2 have this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age
70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt


                                                            TAX INFORMATION  47
distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition); or

..   to pay certain higher education expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express/SM/ Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under "Special rules for spouses" earlier in this section under traditional IRAs.



48  TAX INFORMATION

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.


With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as have sufficient earnings . But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost-of-living adjustment):

..   your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2012, $183,000 after adjustment); or

..   your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2012, $125,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


..   your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2012, between $173,000 and $183,000 after adjustment); or

..   your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2012, between $110,000 and $125,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income


                                                            TAX INFORMATION  49
on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   "Qualified distributions" from Roth IRAs; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on


50  TAX INFORMATION

them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   we might have to withhold and/or report on amounts we pay under a free look or cancellation.


..   we are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



                                                            TAX INFORMATION  51

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.



52  TAX INFORMATION

8. More information


--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account A assets in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to limit the number of variable investment options which you may elect;

(4)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(6)to deregister Separate Account A under the Investment Company Act of 1940;

(7)to restrict or eliminate any voting rights as to Separate Account A; and

(8)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each of its portfolios.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations as of February 15, 2012 and the related price per $100 of maturity value were as shown below.



----------------------------------------------------
FIXED MATURITY
 OPTIONS WITH
   JUNE 15TH          RATE TO            PRICE
MATURITY DATE OF   MATURITY AS OF     PER $100 OF
 MATURITY YEAR    FEBRUARY 15, 2012  MATURITY VALUE
----------------------------------------------------
     2012            3.00%/(1)/         $99.03
     2013            3.00%/(1)/         $96.14
     2014            3.00%/(1)/         $93.34
     2015            3.00%/(1)/         $90.62
     2016            3.00%/(1)/         $87.98
----------------------------------------------------



                                                           MORE INFORMATION  53

----------------------------------------------------
FIXED MATURITY
 OPTIONS WITH
   JUNE 15TH          RATE TO            PRICE
MATURITY DATE OF   MATURITY AS OF     PER $100 OF
 MATURITY YEAR    FEBRUARY 15, 2012  MATURITY VALUE
----------------------------------------------------
     2017            3.00%/(1)/         $85.41
     2018            3.00%/(1)/         $82.93
     2019              3.00%            $80.51
     2020            3.00%/(1)/         $78.16
     2021              3.05%            $75.54
----------------------------------------------------

(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)we determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)we determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)we determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)we determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such


54  MORE INFORMATION
ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 PM, Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or


                                                           MORE INFORMATION  55

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").


56  MORE INFORMATION

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.


                                                           MORE INFORMATION  57

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $81 to $4,973,724. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
A.G. Edwards
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Essex National Securities Inc.
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
J.P. Turner & Company, LLC
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities, Inc.
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Plan Member Financial Corporation
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James & Associates Inc
Raymond James Financial Services
RBC Capital Markets Corp.
Robert W Baird & Co.
Royal Alliance Associates Inc.
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC



58  MORE INFORMATION

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2011 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


                             INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE 59

Appendix I: QP IRA contracts

--------------------------------------------------------------------------------

The following provides information on the features and benefits of QP IRA contracts that are different than the features and benefits described in the prospectus for traditional IRA contracts under EQUI-VEST(R) Express/SM/. QP IRA contracts are not available to new purchasers and this information is applicable to existing contract holders only.

--------------------------------------------------------------------------------------------
 FEATURES AND BENEFITS          AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS         .   Rollovers from an eligible retirement plan (a qualified
                                    plan, 403(b) plan or governmental employer Section
                                    457(b) plan.

                                .   Rollovers from a TSA.

                                .   The QP IRA contract is intended to be a conduit IRA to
                                    be used primarily for rollover contributions from a
                                    qualified plan or TSA, although we accept regular IRA
                                    contributions. Limits are described earlier in this
                                    prospectus under "Traditional individual retirement
                                    annuities (traditional IRAs)".

MINIMUM CONTRIBUTIONS           $50 each rollover amount.
--------------------------------------------------------------------------------------------
LIMITATIONS ON CONTRIBUTIONS    Rollover contributions after age 70 1/2 must be net of
                                required minimum distributions.
--------------------------------------------------------------------------------------------
TAXATION OF PAYMENTS            The QP IRA is used as a conduit IRA so that amounts are not
FEDERAL INCOME TAX WITHHOLDING  commingled. If you are eligible for ten year averaging and long term capital gains treatment of distributions from a
                                qualified plan, you may be able to preserve such treatment even though an eligible rollover from a qualified plan is
                                temporarily rolled into a conduit IRA, such as a QP IRA,
                                before rolling it back into a qualified plan. See your tax adviser.
--------------------------------------------------------------------------------------------


I-1 APPENDIX I: QP IRA CONTRACTS

Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.59 $119.11 $113.86
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       5       7
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.26 $120.98 $129.49 $151.22 $159.02 $ 95.77 $120.75 $135.24 $123.91
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      10      23      63     111     143     164     138     125
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.25 $107.39 $108.97 $114.81 $120.31 $106.04 $115.36 $122.57 $123.71
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       8      10      19      40      60      73      85      88
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.25 $111.26 $113.78 $122.57 $128.07 $102.21 $115.84 $125.14 $123.08
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       1      13      22      34      64      67      61      55      55
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $88.83 $104.83 $112.89 $117.18 $128.05 $134.78 $100.83 $116.86 $127.22 $123.00
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      231     220     239     237     273     285     305     300     302     265
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.07 $119.55 $126.32 $143.27 $150.97 $102.01 $123.23 $136.16 $128.19
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       3      36     105     237     385     436     440     418     378
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $119.87 $108.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       2
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $115.48 $110.10
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       3
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $123.93 $109.80
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       2
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $111.65 $ 92.83
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $87.42 $122.04 $137.78 $152.18 $164.31 $189.90 $104.09 $139.89 $184.64 $181.70
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      150     155     157     151     141     126     112      96      82      71
-----------------------------------------------------------------------------------------------------------------------



                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-1

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.35 $ 98.06 $ 64.68 $ 82.15 $101.11 $ 90.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5       6       6       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.90 $120.73 $132.22 $134.83 $161.48 $161.83 $101.69 $131.22 $145.94 $140.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       131     142     168     168     160     155     144     133     130     124
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.07 $112.58 $129.31 $132.81 $ 89.06 $ 98.40 $112.77 $111.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2      24      34      31      43      40      32      28
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.77 $103.63 $106.33 $114.53 $119.37 $132.58 $ 71.93 $ 93.26 $103.94 $103.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       4       5       5       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.24 $105.81 $116.23 $122.10 $135.53 $136.45 $ 81.55 $106.19 $121.79 $125.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59      61      68      66      58     117      85      70      60      51
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 55.05 $ 81.55 $ 92.18 $ 95.23 $104.41 $107.01 $ 59.57 $ 75.72 $ 86.90 $ 86.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       365     407     449     456     428     407     358     314     275     238
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.49 $110.05 $113.47 $114.89 $118.43 $120.94 $109.08 $110.95 $116.24 $120.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      76     116     180     215     241     184     177     155     132
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.18 $ 58.51 $ 76.89 $ 85.12 $ 80.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      12      26      28      25      21
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.43 $ 80.31 $ 87.69 $ 90.68 $103.37 $107.46 $ 66.71 $ 83.17 $ 94.23 $ 94.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       183     191     217     220     217     217     198     180     158     144
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.86 $120.61 $132.02 $144.77 $156.76 $177.07 $104.73 $132.58 $151.36 $140.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        33      96     130     180     222     238     232     198     161     133
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.41 $105.55 $ 71.30 $ 92.18 $101.62 $100.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       9      82      76      68      51      48
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.40 $ 59.64 $ 75.88 $ 82.97 $ 78.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      34      53      47      42      36
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.32 $117.06 $119.91 $102.35 $118.23 $128.38 $128.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      14      21      21      17      17      19
------------------------------------------------------------------------------------------------------------------------





II-2 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.33 $117.10 $137.84 $149.22 $102.48 $143.59 $188.65 $180.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      26      38      71      83      83      85      82
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.59 $ 99.97 $108.23 $114.15 $115.29 $121.40 $125.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      17      42      74      67      71      68
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.80 $118.61 $145.31 $191.11 $259.45 $364.95 $154.17 $229.15 $252.98 $219.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      45      65      92     112     118     110     107      95      79
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.46 $125.92 $127.14 $127.49 $130.22 $137.83 $141.43 $136.90 $141.32 $147.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       145     145     129     122     114      98      95      74      63      61
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.22 $110.63 $124.50 $144.44 $170.60 $194.70 $106.34 $142.55 $154.22 $126.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      18      38      49      53      49      54      59      54      44
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.24 $ 87.35 $102.24 $116.76 $142.86 $158.09 $ 77.16 $ 97.14 $101.23 $ 88.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       189     208     220     238     259     268     253     213     182     159
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.53 $ 97.06 $116.95 $128.39 $159.84 $174.45 $ 98.49 $127.07 $133.50 $110.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        97     102     114     159     179     183     157     136     119     102
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.36 $ 90.88 $ 99.82 $102.75 $122.52 $119.88 $ 71.51 $ 93.71 $104.26 $ 97.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      17      19      22      23      20      17      16      17      15
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.01 $ 81.00 $ 89.38 $ 94.90 $106.17 $109.24 $ 67.73 $ 84.87 $ 95.99 $ 91.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      22      20      16      12      12      11      10      10       9
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.38 $ 59.03 $ 63.37 $ 72.15 $ 71.07 $ 80.24 $ 50.65 $ 68.33 $ 78.48 $ 79.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       265     237     207     184     174     149     128     117     100      86
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 53.87 $ 69.00 $ 76.97 $ 83.12 $ 88.74 $101.62 $ 62.17 $ 83.04 $ 94.14 $ 89.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       169     150     139     124     110     103      93      85      73      73
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.50 $112.70 $105.01 $ 45.03 $ 53.14 $ 60.34 $ 59.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      17      21      19      20      17      32
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.43 $110.22 $123.84 $129.34 $155.52 $147.02 $ 82.53 $ 98.45 $109.88 $103.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        98     130     177     211     248     494     392     331     280     242
------------------------------------------------------------------------------------------------------------------------





                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-3

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.89 $118.20 $129.57 $ 88.59 $110.14 $124.33 $112.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       4       6      11      14      18      15
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.30 $143.49 $165.15 $ 97.69 $132.80 $151.19 $133.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       7      20      25      29      29      29
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.34 $ 98.63 $113.35 $119.43 $131.93 $141.16 $ 70.91 $ 95.71 $119.21 $115.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       119     151     182     198     203     202     182     155     127     108
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.15 $126.92 $148.15 $163.36 $182.01 $177.39 $106.19 $142.89 $173.32 $155.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       163     168     176     181     178     161     126     178     142     121
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.60 $109.18 $108.98 $110.78 $114.65 $118.91 $120.26 $119.11 $117.99 $116.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       279     232     174     159     187     232     292     209     179     170
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.75 $109.36 $116.94 $139.93 $ 93.01 $119.53 $128.12 $130.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       3       4       7      21      25      23      19
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.02 $134.27 $162.79 $ 84.94 $132.14 $173.16 $158.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      10      20      36      43      48      44
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.23 $107.96 $ 66.20 $ 82.04 $ 90.96 $ 86.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      25      22      18      15      13
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.08 $116.30 $ 68.26 $ 93.72 $106.93 $ 96.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      13      13      20      27      26
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.61 $ 99.05 $109.36 $103.94 $111.20 $111.07 $109.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      32      75      97     157     195     189     152
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.85 $128.04 $131.58 $132.94 $136.71 $141.55 $131.03 $137.65 $144.86 $145.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       132     129     122     116     112     111      91     107      93      83
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.88 $118.30 $137.88 $142.39 $166.02 $161.42 $105.32 $131.57 $163.97 $155.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      22      39      43      49      51      48      50      42      37
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.32 $114.66 $109.01 $115.78 $ 66.28 $ 93.64 $107.95 $104.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       8       7      57      53      57      56      55
------------------------------------------------------------------------------------------------------------------------



II-4 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                           ----------------------------------------------------------------------------
                                            2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      -- $107.71 $108.91 $63.84 $ 82.22 $ 87.95 $ 79.89
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --       4      25     23      22      18      17
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     -- $109.33 $118.05 $133.47 $133.75 $79.44 $104.21 $116.71 $112.34
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --       5       8      11     11       9       8       7
-----------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      -- $104.56 $120.04 $115.92 $72.40 $ 92.08 $105.09 $102.02
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --       8      18      21     19      18      20      19
-----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                              $57.74 $79.04 $ 83.80 $ 86.29 $ 90.49 $ 99.78 $71.55 $ 99.44 $115.52 $107.71
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          6     14      35      37      30      33     30      40      53      61
-----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      -- $117.72 $113.36
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --       6      17
-----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      --      -- $ 86.24
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --       2
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      -- $109.35 $101.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --       4      10
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      --      -- $ 95.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      --      -- $ 87.02
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --       3
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      -- $114.80 $106.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --       1       3
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      -- $124.48 $122.08
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --       1       2
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      -- $128.71 $115.92
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --       3       9
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --      --     --      -- $106.36 $110.89
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --      --     --      --       7      28
-----------------------------------------------------------------------------------------------------------------------



                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-5

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 89.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 79.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.55 $ 92.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      14      29
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.30 $108.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       6      17
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.05 $118.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $115.02 $111.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.20 $119.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       4
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.94 $117.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2       7
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.34 $ 68.57 $ 76.14 $ 81.60 $ 84.96 $ 93.73 $ 49.50 $ 67.31 $ 78.41 $ 72.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30      36      37      34      33      29      27      71     110      84
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.15 $110.11 $113.30 $114.19 $117.37 $123.53 $125.37 $134.50 $141.49 $148.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        64      85     112     105     107     111     100     106     111     115
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.38 $104.29 $121.79 $139.27 $172.87 $192.51 $100.62 $129.48 $137.17 $111.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      40      65      72      83      77      75      62      54      42
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.73 $ 97.38 $105.79 $111.84 $125.82 $130.86 $ 78.36 $102.86 $113.64 $104.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      13      13      14      12      12      11      10      10       8
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.40 $103.09 $116.85 $123.95 $146.50 $150.38 $ 93.17 $113.38 $127.07 $118.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      30      38      43      59      67      73      71      61      49
------------------------------------------------------------------------------------------------------------------------



II-6 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008   2009    2010    2011
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $62.24 $ 86.46 $ 95.68 $102.72 $111.53 $123.62 $69.08 $ 97.01 $121.92 $111.25
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       43      73      87      81      80      75     64      60      51      41
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $73.99 $103.05 $117.57 $125.01 $142.07 $140.84 $89.32 $127.73 $158.03 $135.66
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       33      50      64      60      57      56     53      49      46      39
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $85.94 $104.33 $112.29 $114.63 $124.82 $127.51 $96.61 $104.93 $110.82 $115.34
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       66     111     137     156     156     164    133     114     105      96
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $114.68 $122.10 $133.29 $136.88 $78.48 $104.58 $132.24 $110.44
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      14      30      44     36      34      29      24
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $89.87 $122.28 $141.84 $147.08 $169.16 $151.05 $92.96 $116.40 $143.55 $129.37
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       24      54      81      95     100      87     71      61      51      42
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $56.86 $ 88.78 $ 92.32 $101.75 $108.14 $126.63 $66.38 $104.17 $121.45 $114.50
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        4      14      96      85      77      73     65      64      56      45
----------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $108.45 $115.19 $79.32 $ 94.52 $103.67 $ 99.80
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       1      4       4       4       8
----------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $109.40 $116.34 $74.89 $ 91.39 $101.32 $ 96.44
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       3      6       6       8      10
----------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $110.29 $117.31 $72.00 $ 89.54 $ 99.98 $ 94.43
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       3      6       6       7       7
----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $111.08 $118.61 $68.92 $ 87.22 $ 97.87 $ 91.58
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       1      5       5       5       5
----------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --     --      --      -- $ 83.15
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --       3
----------------------------------------------------------------------------------------------------------------------



                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-7

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2012 to a fixed maturity option with a maturity date of June 15, 2020 (eight years later) at a hypothetical rate to maturity of 7.00% (H), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2016./(a)/



------------------------------------------------------------------------------------------------------------------------
                                                                              HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                               ON JUNE 15, 2016
                                                                              ------------------------------------------
                                                                                 5%                   9%
------------------------------------------------------------------------------------------------------------------------
 AS OF JUNE 15, 2016 BEFORE WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------
(1) market adjusted amount/(b)/                                               $141,389             $121,737
------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                                $131,104             $131,104
------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) -- (2)                                       $ 10,285             $ (9,367)
------------------------------------------------------------------------------------------------------------------------
 ON JUNE 15, 2016 AFTER $50,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------
(4) portion of market value adjustment associated with the withdrawal: (3) x
  [$50,000/(1)],                                                              $  3,637             $ (3,847)
------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 -- (4)  $ 46,363             $ 53,847
------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) -- $50,000                                     $ 91,389               71,737
------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) -- (5)                                         $ 84,741               77,257
------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                       $111,099             $101,287
------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

       Maturity value  =        $171,882      where j is either 5% or 9%
       ----------------    -------------------
       (1+j)/(D/365)/      (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

                  Maturity value  =         $171,882
                  ----------------    ----------------------
                  (1+h)/(D/365)/      (1+0.07)/(1,461/365)/

(d)Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)/(D/365)/  =   ($84,741 or $77,257) x (1+0.07)/(1,461/365)/


III-1 APPENDIX III: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EXPRESS/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-----------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------
CALIFORNIA  See "Contract features and          If you reside in the state of
            benefits"--"Your right to can-cel   California and you are age 60 or
            within a certain number of days"    older at the time the contract is
                                                issued, you may return your
                                                variable annuity contract within
                                                30 days from the date that you
                                                receive it and receive a refund as
                                                described below.

                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market option, the amount
                                                of your refund will be equal to
                                                your contribution less interest,
                                                unless you make a transfer, in
                                                which case the amount of your
                                                refund will be equal to your
                                                account value on the date we
                                                receive your request to cancel at
                                                our processing office. This amount
                                                could be less than your initial
                                                contribution. If you allocate any
                                                portion of your initial
                                                contribution to variable
                                                invest-ment options (other than
                                                the EQ/Money Market option) and/or
                                                fixed maturity options, your
                                                refund will be equal to your
                                                account value on the date we
                                                receive your request to cancel at
                                                our processing office.
-----------------------------------------------------------------------------------
ILLINOIS    Notice to all Illinois contract     Illinois law provides that a
            owners                              spouse in a civil union and a
                                                spouse in a marriage are to be
                                                treated identically. For pur-poses
                                                of your contract, when we use the
                                                term "married", we include
                                                "parties to a civil union" and
                                                when we use the word "spouse" we
                                                include "parties to a civil
                                                union". While civil union spouses
                                                are afforded the same rights as
                                                married spouses under Illinois
                                                law, tax-related advantages such
                                                as spousal continuation are
                                                derived from federal tax law.
                                                Illi-nois' Civil Union Law does
                                                not and cannot alter federal law.
                                                The federal Defense of Marriage
                                                Act excludes civil unions and
                                                civil union partners from the
                                                meaning of the word "marriage" or
                                                "spouse" in all federal laws.
                                                Therefore, a civil union spouse
                                                does not qualify for the same tax
                                                advan-tages provided to a married
                                                spouse under federal law,
                                                in-cluding the tax benefits
                                                afforded to the surviving spouse
                                                of an owner of an annuity contract
                                                or any rights under specified
                                                tax-favored savings or retirement
                                                plans or arrangements.
-----------------------------------------------------------------------------------
NEW YORK    See "Selecting an annuity payout    In the second to last paragraph in
            option" in "Your annuity payout     this section, the second line in
            option" under "Accessing your       the paragraph "(1) the amount
            money"                              applied to purchase the annuity;"
                                                is deleted in its entirety and
                                                replaced with the following:

                                                (1)The amount applied to provide
                                                   the annuity will be: (a) the
                                                   account value for any life
                                                   annuity form or (b) the cash
                                                   value for any period certain
                                                   annuity form except that, if
                                                   the period certain is more than
                                                   five years, the amount applied
                                                   will be no less than 95% of the
                                                   ac- count value.
-----------------------------------------------------------------------------------



                                   APPENDIX IV: STATE CONTRACT AVAILABILITY
                         AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS IV-1

------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified       There are special rules for
             annuities" in "Tax in-formation"    nonqualified contracts issued in
                                                 Puerto Rico.

                                                 Income from NQ contracts we issue
                                                 is U.S. source. A Puerto Rico
                                                 resident is subject to U.S.
                                                 taxation on such U.S. source
                                                 income. Only Puerto Rico source
                                                 income of Puerto Rico residents is
                                                 excludable from U.S. taxation.
                                                 Income from NQ contracts is also
                                                 subject to Puerto Rico tax. The
                                                 calculation of the taxable portion
                                                 of amounts distributed from a
                                                 con-tract may differ in the two
                                                 jurisdictions. Therefore, you
                                                 might have to file both U.S. and
                                                 Puerto Rico tax returns, showing
                                                 different amounts of income from
                                                 the contract for each tax return.
                                                 Puerto Rico generally provides a
                                                 credit against Puerto Rico tax for
                                                 U.S. tax paid. Depending on your
                                                 personal situation and the timing
                                                 of the different tax liabilities,
                                                 you may not be able to take full
                                                 advantage of this credit.
------------------------------------------------------------------------------------
WASHINGTON   See "Fixed maturity options" in     The fixed maturity options are not
             "Contract features and benefits"    available in contracts issued on
                                                 or after August 13, 2001 in
                                                 Washington.
------------------------------------------------------------------------------------



     APPENDIX IV: STATE CONTRACT AVAILABILITY
IV-2 AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Financial Statements                                          3


HOW TO OBTAIN AN EQUI-VEST(R) EXPRESS/SM/ STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:

  EQUI-VEST(R) Express/SM/
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Express/SM /Statement of Additional
Information dated May 1, 2012. (Combination variable and fixed deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         235413

EQUI-VEST(R) Express/SM/ (Series 700)                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                            1290 AVENUE OF THE AMERICAS
A combination variable and fixed deferred annuity Contract  NEW YORK, NEW YORK 10104

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

-------------------------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Express/SM/ (Series 700) dated May 1, 2012. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, New York, NY 13221-4956), by calling toll free, 1 (800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS
        Who is AXA Equitable?                                        2
        Calculation of annuity payments                              2
        Custodian and independent registered public accounting firm  2
        Distribution of the contracts                                2
        Calculating unit values                                      3
        Financial statements                                         3

EQUI-VEST(R) is a registered service mark and Express/SM/ is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104

  Copyright 2012 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         235413

                                                                  EV Series 700

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) Express/SM/ may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) Express/SM/ contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Express/SM/ contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2012, the annuity payment due in December 2012 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2011, 2010 and 2009. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $529,410,549 in 2011, $576,147,169 in 2010 and $557,277,070 in 2009. Of these amounts, for each of these three years, AXA Advisors retained $268,084,019, $364,376,758 and $306,063,542, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $562,732,447 in 2011,

$399,625,078 in 2010 and $429,091,474 in 2009, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $15,092,209, $10,963,063 and $40,223,293, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Express/SM/ may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011............  FSA-3
   Statements of Operations for the Year Ended December 31, 2011...... FSA-49
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and 2010....................................... FSA-66
   Notes to Financial Statements...................................... FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009................................... F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009...................................................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................ F-7
   Notes to Consolidated Financial Statements........................... F-9

                                  FSA-1  e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                AMERICAN CENTURY
                                                     ALL ASSET  VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
Receivable for The Trusts shares sold..............          --            --               --        1,215              --
Receivable for policy-related transactions.........      21,299         5,784          187,326           --          92,041
                                                    -----------    ----------     ------------  -----------    ------------
   Total assets....................................  25,320,186     1,674,663      357,208,504   34,135,448     116,117,363
                                                    -----------    ----------     ------------  -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............      21,299         5,784          187,326           --          92,041
Payable for policy-related transactions............          --            --               --        1,215              --
                                                    -----------    ----------     ------------  -----------    ------------
   Total liabilities...............................      21,299         5,784          187,326        1,215          92,041
                                                    -----------    ----------     ------------  -----------    ------------
NET ASSETS......................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

NET ASSETS:
Accumulation Units................................. $25,298,319    $1,668,433     $357,014,319  $34,129,002    $116,023,025
Contracts in payout (annuitization) period.........          --            --               --           --              --
Retained by AXA Equitable in Separate Account A....         568           446            6,859        5,231           2,297
                                                    -----------    ----------     ------------  -----------    ------------
TOTAL NET ASSETS................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

Investments in shares of The Trusts, at cost....... $26,872,077    $1,679,899     $373,414,728  $34,925,609    $120,133,133
The Trusts shares held
   Class A.........................................          --            --               --       46,671              --
   Class B.........................................   1,475,377            --       40,110,453    2,881,210      12,353,230
   Class II........................................          --       123,621               --           --              --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $5,952,575
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       115,018
                                                       ----------
   Total assets....................................     6,067,593
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       115,018
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       115,018
                                                       ----------
NET ASSETS.........................................    $5,952,575
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $5,950,970
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....         1,605
                                                       ----------
TOTAL NET ASSETS...................................    $5,952,575
                                                       ==========

Investments in shares of The Trusts, at cost.......    $6,063,704
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       517,664
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH  AXA MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*  STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $2,769,194      $160,113,107    $1,176,538 $1,531,985,819
Receivable for The Trusts shares sold..............            98                --            37             --
Receivable for policy-related transactions.........            --           122,735            --      1,068,083
                                                       ----------      ------------    ---------- --------------
   Total assets....................................     2,769,292       160,235,842     1,176,575  1,533,053,902
                                                       ----------      ------------    ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --           122,735            --        936,967
Payable for policy-related transactions............            98                --             1             --
                                                       ----------      ------------    ---------- --------------
   Total liabilities...............................            98           122,735             1        936,967
                                                       ----------      ------------    ---------- --------------
NET ASSETS.........................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

NET ASSETS:
Accumulation Units.................................    $2,768,377      $160,091,394    $1,176,574 $1,524,967,075
Contracts in payout (annuitization) period.........            --                --            --      6,855,555
Retained by AXA Equitable in Separate Account A....           817            21,713            --        294,305
                                                       ----------      ------------    ---------- --------------
TOTAL NET ASSETS...................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

Investments in shares of The Trusts, at cost.......    $2,797,525      $164,970,391    $1,163,873 $1,748,281,552
The Trusts shares held
   Class A.........................................            --                --        96,907    100,786,226
   Class B.........................................       251,914        17,447,176            --     20,900,197

                                                    AXA MODERATE-PLUS AXA TACTICAL
                                                       ALLOCATION*    MANAGER 2000*
                                                    ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $807,741,526     $1,291,457
Receivable for The Trusts shares sold..............             --             --
Receivable for policy-related transactions.........        152,874         15,877
                                                      ------------     ----------
   Total assets....................................    807,894,400      1,307,334
                                                      ------------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............        152,874         15,877
Payable for policy-related transactions............             --             --
                                                      ------------     ----------
   Total liabilities...............................        152,874         15,877
                                                      ------------     ----------
NET ASSETS.........................................   $807,741,526     $1,291,457
                                                      ============     ==========

NET ASSETS:
Accumulation Units.................................   $807,707,898     $1,291,239
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         33,628            218
                                                      ------------     ----------
TOTAL NET ASSETS...................................   $807,741,526     $1,291,457
                                                      ============     ==========

Investments in shares of The Trusts, at cost.......   $856,046,501     $1,388,399
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     85,635,886         97,215

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               AXA TACTICAL                       EQ/AXA FRANKLIN
                                                    AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                    MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*        CORE*
                                                    ------------ ------------ -------------- -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,592,201   $3,721,122    $3,102,163       $290,309,414       $13,851,222
Receivable for The Trusts shares sold..............          --           --            --            117,387                --
Receivable for policy-related transactions.........      18,022       25,026        34,483                 --             1,226
                                                     ----------   ----------    ----------       ------------       -----------
   Total assets....................................   2,610,223    3,746,148     3,136,646        290,426,801        13,852,448
                                                     ----------   ----------    ----------       ------------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............      18,022       25,026        34,483                 --             1,226
Payable for policy-related transactions............          --           --            --            116,874                --
                                                     ----------   ----------    ----------       ------------       -----------
   Total liabilities...............................      18,022       25,026        34,483            116,874             1,226
                                                     ----------   ----------    ----------       ------------       -----------
NET ASSETS.........................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

NET ASSETS:
Accumulation Units.................................  $2,591,907   $3,720,749    $3,101,715       $288,454,449       $13,850,526
Contracts in payout (annuitization) period.........          --           --            --          1,855,478                --
Retained by AXA Equitable in Separate Account A....         294          373           448                 --               696
                                                     ----------   ----------    ----------       ------------       -----------
TOTAL NET ASSETS...................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

Investments in shares of The Trusts, at cost.......  $2,915,803   $3,917,278    $3,607,516       $263,583,697       $13,922,245
The Trusts shares held
   Class A.........................................          --           --            --         16,008,350                --
   Class B.........................................     188,951      287,941       297,621          2,607,722         1,500,151

                                                       EQ/BLACKROCK
                                                    BASIC VALUE EQUITY*
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $402,741,443
Receivable for The Trusts shares sold..............              --
Receivable for policy-related transactions.........          43,011
                                                       ------------
   Total assets....................................     402,784,454
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased............          43,011
Payable for policy-related transactions............              --
                                                       ------------
   Total liabilities...............................          43,011
                                                       ------------
NET ASSETS.........................................    $402,741,443
                                                       ============

NET ASSETS:
Accumulation Units.................................    $402,728,380
Contracts in payout (annuitization) period.........              --
Retained by AXA Equitable in Separate Account A....          13,063
                                                       ------------
TOTAL NET ASSETS...................................    $402,741,443
                                                       ============

Investments in shares of The Trusts, at cost.......    $398,100,109
The Trusts shares held
   Class A.........................................              --
   Class B.........................................      30,781,535

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                    ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND
                                                        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*         INDEX*
                                                    --------------- ------------ ------------ --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $55,552,253   $23,708,047  $155,682,107 $1,929,617,284  $122,836,713
Receivable for The Trusts shares sold..............            --            --            --        695,371        44,430
Receivable for policy-related transactions.........        33,739        11,325       115,029             --            --
                                                      -----------   -----------  ------------ --------------  ------------
   Total assets....................................    55,585,992    23,719,372   155,797,136  1,930,312,655   122,881,143
                                                      -----------   -----------  ------------ --------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............        33,739        11,325       115,029             --            --
Payable for policy-related transactions............            --            --            --        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
   Total liabilities...............................        33,739        11,325       115,029        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
NET ASSETS.........................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

NET ASSETS:
Accumulation Units.................................   $55,549,639   $23,548,775  $155,655,639 $1,917,235,056  $122,833,106
Contracts in payout (annuitization) period.........            --            --            --     12,528,498            --
Retained by AXA Equitable in Separate Account A....         2,614       159,272        26,468             --         3,607
                                                      -----------   -----------  ------------ --------------  ------------
TOTAL NET ASSETS...................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

Investments in shares of The Trusts, at cost.......   $49,973,648   $23,113,653  $154,906,276 $2,153,843,226  $120,867,031
The Trusts shares held
   Class A.........................................            --            --            --    115,423,256            --
   Class B.........................................    10,797,155     3,300,029    12,409,202      5,697,773    12,285,335

                                                    EQ/DAVIS NEW YORK
                                                        VENTURE*
                                                    -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $25,523,724
Receivable for The Trusts shares sold..............             --
Receivable for policy-related transactions.........          7,078
                                                       -----------
   Total assets....................................     25,530,802
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased............          7,078
Payable for policy-related transactions............             --
                                                       -----------
   Total liabilities...............................          7,078
                                                       -----------
NET ASSETS.........................................    $25,523,724
                                                       ===========

NET ASSETS:
Accumulation Units.................................    $25,523,126
Contracts in payout (annuitization) period.........             --
Retained by AXA Equitable in Separate Account A....            598
                                                       -----------
TOTAL NET ASSETS...................................    $25,523,724
                                                       ===========

Investments in shares of The Trusts, at cost.......    $24,479,845
The Trusts shares held
   Class A.........................................             --
   Class B.........................................      2,758,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                           EQ/FRANKLIN
                                                                         EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                    EQ/EQUITY 500 INDEX*      PLUS*          BALANCED*     ALLOCATION*
                                                    -------------------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $763,471,535       $311,115,187     $70,829,135    $46,430,787
Receivable for The Trusts shares sold..............          226,980            139,524              --             --
Receivable for policy-related transactions.........               --                 --          47,708         35,207
                                                        ------------       ------------     -----------    -----------
   Total assets....................................      763,698,515        311,254,711      70,876,843     46,465,994
                                                        ------------       ------------     -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............               --                 --          47,708         35,207
Payable for policy-related transactions............          226,980            139,524              --             --
                                                        ------------       ------------     -----------    -----------
   Total liabilities...............................          226,980            139,524          47,708         35,207
                                                        ------------       ------------     -----------    -----------
NET ASSETS.........................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

NET ASSETS:
Accumulation Units.................................     $760,139,027       $311,114,257     $70,811,521    $46,423,961
Contracts in payout (annuitization) period.........        3,243,430                 --              --             --
Retained by AXA Equitable in Separate Account A....           89,078                930          17,614          6,826
                                                        ------------       ------------     -----------    -----------
TOTAL NET ASSETS...................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

Investments in shares of The Trusts, at cost.......     $743,190,906       $298,162,721     $66,070,925    $44,882,802
The Trusts shares held
   Class A.........................................       30,526,143                 --              --             --
   Class B.........................................        4,326,618         22,259,431       8,563,920      6,361,442

                                                    EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                    AND ACQUISITIONS* COMPANY VALUE*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,833,238     $367,991,904
Receivable for The Trusts shares sold..............             --               --
Receivable for policy-related transactions.........         17,578          100,271
                                                       -----------     ------------
   Total assets....................................     19,850,816      368,092,175
                                                       -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............         17,578          100,271
Payable for policy-related transactions............             --               --
                                                       -----------     ------------
   Total liabilities...............................         17,578          100,271
                                                       -----------     ------------
NET ASSETS.........................................    $19,833,238     $367,991,904
                                                       ===========     ============

NET ASSETS:
Accumulation Units.................................    $19,825,823     $367,987,594
Contracts in payout (annuitization) period.........             --               --
Retained by AXA Equitable in Separate Account A....          7,415            4,310
                                                       -----------     ------------
TOTAL NET ASSETS...................................    $19,833,238     $367,991,904
                                                       ===========     ============

Investments in shares of The Trusts, at cost.......    $19,752,471     $320,833,651
The Trusts shares held
   Class A.........................................             --               --
   Class B.........................................      1,632,482        9,873,595

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                    EQ/INTERMEDIATE
                                                    EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND EQ/INTERNATIONAL
                                                        PLUS*       SECTOR EQUITY*      INDEX*         CORE PLUS*
                                                    -------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $83,626,451     $354,931,657     $95,728,711     $119,909,810
Receivable for The Trusts shares sold..............           --               --         190,889          163,754
Receivable for policy-related transactions.........       56,154          314,088              --               --
                                                     -----------     ------------     -----------     ------------
   Total assets....................................   83,682,605      355,245,745      95,919,600      120,073,564
                                                     -----------     ------------     -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............       56,154          314,088              --               --
Payable for policy-related transactions............           --               --         190,709          163,754
                                                     -----------     ------------     -----------     ------------
   Total liabilities...............................       56,154          314,088         190,709          163,754
                                                     -----------     ------------     -----------     ------------
NET ASSETS.........................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

NET ASSETS:
Accumulation Units.................................  $83,622,083     $354,891,433     $95,267,706     $119,908,970
Contracts in payout (annuitization) period.........           --               --         459,053               --
Retained by AXA Equitable in Separate Account A....        4,368           40,224           2,132              840
                                                     -----------     ------------     -----------     ------------
TOTAL NET ASSETS...................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

Investments in shares of The Trusts, at cost.......  $83,074,571     $346,518,358     $92,571,821     $131,390,040
The Trusts shares held
   Class A.........................................           --               --       6,897,970               --
   Class B.........................................    8,353,920       33,131,438       2,355,331       15,518,944

                                                    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $394,517,057     $198,049,095
Receivable for The Trusts shares sold..............        412,960               --
Receivable for policy-related transactions.........             --          346,154
                                                      ------------     ------------
   Total assets....................................    394,930,017      198,395,249
                                                      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --          346,154
Payable for policy-related transactions............        412,960               --
                                                      ------------     ------------
   Total liabilities...............................        412,960          346,154
                                                      ------------     ------------
NET ASSETS.........................................   $394,517,057     $198,049,095
                                                      ============     ============

NET ASSETS:
Accumulation Units.................................   $393,042,322     $198,046,731
Contracts in payout (annuitization) period.........      1,451,656               --
Retained by AXA Equitable in Separate Account A....         23,079            2,364
                                                      ------------     ------------
TOTAL NET ASSETS...................................   $394,517,057     $198,049,095
                                                      ============     ============

Investments in shares of The Trusts, at cost.......   $527,338,505     $234,176,415
The Trusts shares held
   Class A.........................................     47,972,045               --
   Class B.........................................      6,187,666       20,676,146

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                     OPPORTUNITIES*         PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                    ----------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $43,267,054       $13,804,561    $118,558,488  $225,298,682
Receivable for The Trusts shares sold..............         44,591                --          14,827        26,482
Receivable for policy-related transactions.........             --             5,359              --            --
                                                       -----------       -----------    ------------  ------------
   Total assets....................................     43,311,645        13,809,920     118,573,315   225,325,164
                                                       -----------       -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             5,359              --            --
Payable for policy-related transactions............         44,591                --          14,827        26,482
                                                       -----------       -----------    ------------  ------------
   Total liabilities...............................         44,591             5,359          14,827        26,482
                                                       -----------       -----------    ------------  ------------
NET ASSETS.........................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

NET ASSETS:
Accumulation Units.................................    $43,245,202       $13,764,190    $118,552,669  $225,270,708
Contracts in payout (annuitization) period.........             --                --              --            --
Retained by AXA Equitable in Separate Account A....         21,852            40,371           5,819        27,974
                                                       -----------       -----------    ------------  ------------
TOTAL NET ASSETS...................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

Investments in shares of The Trusts, at cost.......    $42,909,931       $14,046,290    $103,239,848  $207,669,803
The Trusts shares held
   Class A.........................................             --                --              --            --
   Class B.........................................      4,715,970         2,091,769      13,665,785    14,115,096

                                                    EQ/LARGE CAP VALUE EQ/LARGE CAP VALUE
                                                          INDEX*             PLUS*
                                                    ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $35,598,590        $692,404,466
Receivable for The Trusts shares sold..............             --             336,633
Receivable for policy-related transactions.........         64,203                  --
                                                       -----------        ------------
   Total assets....................................     35,662,793         692,741,099
                                                       -----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............         64,203                  --
Payable for policy-related transactions............             --             336,633
                                                       -----------        ------------
   Total liabilities...............................         64,203             336,633
                                                       -----------        ------------
NET ASSETS.........................................    $35,598,590        $692,404,466
                                                       ===========        ============

NET ASSETS:
Accumulation Units.................................    $35,596,092        $688,921,587
Contracts in payout (annuitization) period.........             --           3,354,554
Retained by AXA Equitable in Separate Account A....          2,498             128,325
                                                       -----------        ------------
TOTAL NET ASSETS...................................    $35,598,590        $692,404,466
                                                       ===========        ============

Investments in shares of The Trusts, at cost.......    $33,317,043        $837,254,113
The Trusts shares held
   Class A.........................................             --          63,929,035
   Class B.........................................      6,906,484           8,581,780

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       EQ/MFS
                                                    EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                                    LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                    --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $39,758,342    $63,075,363    $302,529,330      $400,010,383
Receivable for The Trusts shares sold..............        87,854             --              --            16,958
Receivable for policy-related transactions.........            --         73,120         124,645                --
                                                      -----------    -----------    ------------      ------------
   Total assets....................................    39,846,196     63,148,483     302,653,975       400,027,341
                                                      -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --         73,120         124,645                --
Payable for policy-related transactions............        87,854             --              --            16,958
                                                      -----------    -----------    ------------      ------------
   Total liabilities...............................        87,854         73,120         124,645            16,958
                                                      -----------    -----------    ------------      ------------
NET ASSETS.........................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

NET ASSETS:
Accumulation Units.................................   $39,757,097    $63,068,485    $302,527,503      $399,994,172
Contracts in payout (annuitization) period.........            --             --              --                --
Retained by AXA Equitable in Separate Account A....         1,245          6,878           1,827            16,211
                                                      -----------    -----------    ------------      ------------
TOTAL NET ASSETS...................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

Investments in shares of The Trusts, at cost.......   $40,613,561    $67,252,203    $277,731,445      $376,673,238
The Trusts shares held
   Class A.........................................            --             --              --                --
   Class B.........................................     3,619,702     11,286,599      37,573,912        44,798,171

                                                                       EQ/MONTAG &
                                                    EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $105,668,679     $37,351,640
Receivable for The Trusts shares sold..............         72,270              --
Receivable for policy-related transactions.........             --          14,746
                                                      ------------     -----------
   Total assets....................................    105,740,949      37,366,386
                                                      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          14,736
Payable for policy-related transactions............         72,272              --
                                                      ------------     -----------
   Total liabilities...............................         72,272          14,736
                                                      ------------     -----------
NET ASSETS.........................................   $105,668,677     $37,351,650
                                                      ============     ===========

NET ASSETS:
Accumulation Units.................................   $104,855,542     $37,351,650
Contracts in payout (annuitization) period.........        657,753              --
Retained by AXA Equitable in Separate Account A....        155,382              --
                                                      ------------     -----------
TOTAL NET ASSETS...................................   $105,668,677     $37,351,650
                                                      ============     ===========

Investments in shares of The Trusts, at cost.......   $105,696,502     $33,613,014
The Trusts shares held
   Class A.........................................     67,597,686              --
   Class B.........................................     38,037,057       5,961,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/MORGAN STANLEY EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*    CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                    ----------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $187,786,715      $25,982,775    $49,427,605    $123,998,060
Receivable for The Trusts shares sold..............        252,616           17,223             --         101,951
Receivable for policy-related transactions.........             --               --         59,716              --
                                                      ------------      -----------    -----------    ------------
   Total assets....................................    188,039,331       25,999,998     49,487,321     124,100,011
                                                      ------------      -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --               --         59,716              --
Payable for policy-related transactions............        252,616           17,223             --         101,951
                                                      ------------      -----------    -----------    ------------
   Total liabilities...............................        252,616           17,223         59,716         101,951
                                                      ------------      -----------    -----------    ------------
NET ASSETS.........................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

NET ASSETS:
Accumulation Units.................................   $187,783,285      $25,979,343    $49,426,948    $123,990,332
Contracts in payout (annuitization) period.........             --               --             --              --
Retained by AXA Equitable in Separate Account A....          3,430            3,432            657           7,728
                                                      ------------      -----------    -----------    ------------
TOTAL NET ASSETS...................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

Investments in shares of The Trusts, at cost.......   $206,269,513      $23,984,180    $52,187,212    $124,953,307
The Trusts shares held
   Class A.........................................             --               --             --          16,494
   Class B.........................................     12,910,378        3,120,156      5,165,547      12,527,037

                                                    EQ/QUALITY BOND EQ/SMALL COMPANY
                                                         PLUS*           INDEX*
                                                    --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $137,747,035     $176,092,893
Receivable for The Trusts shares sold..............       274,827               --
Receivable for policy-related transactions.........            --          317,220
                                                     ------------     ------------
   Total assets....................................   138,021,862      176,410,113
                                                     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --          317,220
Payable for policy-related transactions............       418,680               --
                                                     ------------     ------------
   Total liabilities...............................       418,680          317,220
                                                     ------------     ------------
NET ASSETS.........................................  $137,603,182     $176,092,893
                                                     ============     ============

NET ASSETS:
Accumulation Units.................................  $136,929,067     $175,975,391
Contracts in payout (annuitization) period.........       627,504               --
Retained by AXA Equitable in Separate Account A....        46,611          117,502
                                                     ------------     ------------
TOTAL NET ASSETS...................................  $137,603,182     $176,092,893
                                                     ============     ============

Investments in shares of The Trusts, at cost.......  $151,868,212     $165,503,409
The Trusts shares held
   Class A.........................................    12,613,243               --
   Class B.........................................     3,718,833       19,405,510

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                    ---------------- -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
Receivable for The Trusts shares sold..............             --             --          28,397             --            --
Receivable for policy-related transactions.........        283,949         36,344              --         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
   Total assets....................................    150,181,301     29,400,669      18,923,439     22,891,501    96,454,993
                                                      ------------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        283,949         36,344              --         16,895       111,630
Payable for policy-related transactions............             --             --          28,397             --            --
                                                      ------------    -----------     -----------    -----------   -----------
   Total liabilities...............................        283,949         36,344          28,397         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
NET ASSETS.........................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation Units.................................   $149,893,531    $29,357,806     $18,894,220    $22,874,007   $96,316,399
Contracts in payout (annuitization) period.........             --             --              --             --            --
Retained by AXA Equitable in Separate Account A....          3,821          6,519             822            599        26,964
                                                      ------------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS...................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

Investments in shares of The Trusts, at cost.......   $133,515,187    $29,714,421     $17,104,331    $20,531,887   $98,619,194
The Trusts shares held
   Class B.........................................      7,431,390      3,783,054       3,293,855      2,478,843    10,162,439
   Service Class 2.................................             --             --              --             --            --

                                                    FIDELITY(R) VIP
                                                     CONTRAFUND(R)
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $71,089,190
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       163,547
                                                      -----------
   Total assets....................................    71,252,737
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............       163,547
Payable for policy-related transactions............            --
                                                      -----------
   Total liabilities...............................       163,547
                                                      -----------
NET ASSETS.........................................   $71,089,190
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $71,088,659
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....           531
                                                      -----------
TOTAL NET ASSETS...................................   $71,089,190
                                                      ===========

Investments in shares of The Trusts, at cost.......   $73,716,439
The Trusts shares held
   Class B.........................................            --
   Service Class 2.................................     3,139,982

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP                                         INVESCO V.I.
                                                     EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT  DIVIDEND GROWTH
                                                       PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND      FUND
                                                    --------------- ------------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $659,888         $3,930,429          $3,872,806        $139,013
Receivable for The Trusts shares sold..............          --                 --                  --              --
Receivable for policy-related transactions.........       2,395              7,997              28,089             408
                                                       --------         ----------          ----------        --------
   Total assets....................................     662,283          3,938,426           3,900,895         139,421
                                                       --------         ----------          ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased............       2,395              7,997              27,956             402
Payable for policy-related transactions............          --                 --                  --              --
                                                       --------         ----------          ----------        --------
   Total liabilities...............................       2,395              7,997              27,956             402
                                                       --------         ----------          ----------        --------
NET ASSETS.........................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

NET ASSETS:
Accumulation Units.................................    $659,289         $3,929,947          $3,872,939        $139,019
Contracts in payout (annuitization) period.........          --                 --                  --              --
Retained by AXA Equitable in Separate Account A....         599                482                  --              --
                                                       --------         ----------          ----------        --------
TOTAL NET ASSETS...................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

Investments in shares of The Trusts, at cost.......    $664,823         $4,278,153          $3,922,922        $135,790
The Trusts shares held
   Series II.......................................          --                 --                  --           9,930
   Service Class 2.................................      35,844            137,524                  --              --
   Service Shares..................................          --                 --             295,409              --

                                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                     REAL ESTATE FUND      YIELD FUND
                                                    ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $12,045,915        $2,717,318
Receivable for The Trusts shares sold..............              --                --
Receivable for policy-related transactions.........          34,966             8,636
                                                        -----------        ----------
   Total assets....................................      12,080,881         2,725,954
                                                        -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............          34,966             8,636
Payable for policy-related transactions............              --                --
                                                        -----------        ----------
   Total liabilities...............................          34,966             8,636
                                                        -----------        ----------
NET ASSETS.........................................     $12,045,915        $2,717,318
                                                        ===========        ==========

NET ASSETS:
Accumulation Units.................................     $12,045,431        $2,717,066
Contracts in payout (annuitization) period.........              --                --
Retained by AXA Equitable in Separate Account A....             484               252
                                                        -----------        ----------
TOTAL NET ASSETS...................................     $12,045,915        $2,717,318
                                                        ===========        ==========

Investments in shares of The Trusts, at cost.......     $13,154,820        $2,693,822
The Trusts shares held
   Series II.......................................       1,014,820           540,222
   Service Class 2.................................              --                --
   Service Shares..................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.
                                                    INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                                                     GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                                                    ------------- -------------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $8,406,647        $7,017,104          $3,749,665      $16,122,343
Receivable for The Trusts shares sold..............          --                --                  --               --
Receivable for policy-related transactions.........      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
   Total assets....................................   8,422,463         7,226,249           3,756,418       16,177,483
                                                     ----------        ----------          ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,816           209,145               6,753           55,140
Payable for policy-related transactions............          --                --                  --               --
                                                     ----------        ----------          ----------      -----------
   Total liabilities...............................      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
NET ASSETS.........................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

NET ASSETS:
Accumulation Units.................................  $8,406,144        $7,016,562          $3,749,465      $16,122,253
Contracts in payout (annuitization) period.........          --                --                  --               --
Retained by AXA Equitable in Separate Account A....         503               542                 200               90
                                                     ----------        ----------          ----------      -----------
TOTAL NET ASSETS...................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

Investments in shares of The Trusts, at cost.......  $8,805,566        $7,520,262          $3,882,774      $17,720,933
The Trusts shares held
   Common Shares...................................          --                --                  --        2,772,973
   Series II.......................................     322,341           611,779             232,754               --

                                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                          INCOME          CAP GROWTH
                                                    ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $33,348,380        $5,792,326
Receivable for The Trusts shares sold..............             --                --
Receivable for policy-related transactions.........        241,697            46,441
                                                       -----------        ----------
   Total assets....................................     33,590,077         5,838,767
                                                       -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        241,697            46,441
Payable for policy-related transactions............             --                --
                                                       -----------        ----------
   Total liabilities...............................        241,697            46,441
                                                       -----------        ----------
NET ASSETS.........................................    $33,348,380        $5,792,326
                                                       ===========        ==========

NET ASSETS:
Accumulation Units.................................    $33,347,033        $5,792,141
Contracts in payout (annuitization) period.........             --                --
Retained by AXA Equitable in Separate Account A....          1,347               185
                                                       -----------        ----------
TOTAL NET ASSETS...................................    $33,348,380        $5,792,326
                                                       ===========        ==========

Investments in shares of The Trusts, at cost.......    $33,729,918        $5,725,015
The Trusts shares held
   Common Shares...................................      9,754,411           692,216
   Series II.......................................             --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                                                    IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                                                        CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                                                    ------------------- ----------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,757,057         $45,950,969      $29,846,371      $2,551,681
Receivable for The Trusts shares sold..............             --                  --               --              --
Receivable for policy-related transactions.........          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
   Total assets....................................      2,762,706          46,029,057       29,904,037       2,587,447
                                                        ----------         -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............          5,649              78,088           57,666          35,766
Payable for policy-related transactions............             --                  --               --              --
                                                        ----------         -----------      -----------      ----------
   Total liabilities...............................          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
NET ASSETS.........................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

NET ASSETS:
Accumulation Units.................................     $2,756,865         $45,930,120      $29,845,790      $2,551,443
Contracts in payout (annuitization) period.........             --                  --               --              --
Retained by AXA Equitable in Separate Account A....            192              20,849              581             238
                                                        ----------         -----------      -----------      ----------
TOTAL NET ASSETS...................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......     $2,817,621         $53,246,652      $30,787,843      $2,566,634
The Trusts shares held
   Common Shares...................................        295,138                  --               --              --
   Service Class...................................             --                  --        1,991,085         236,925
   Service Shares..................................             --           2,455,958               --              --

                                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                      TRUST SERIES       PORTFOLIO
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,387,995       $9,624,505
Receivable for The Trusts shares sold..............            --               --
Receivable for policy-related transactions.........         7,523           99,504
                                                       ----------       ----------
   Total assets....................................     3,395,518        9,724,009
                                                       ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         7,492           99,504
Payable for policy-related transactions............            --               --
                                                       ----------       ----------
   Total liabilities...............................         7,492           99,504
                                                       ----------       ----------
NET ASSETS.........................................    $3,388,026       $9,624,505
                                                       ==========       ==========

NET ASSETS:
Accumulation Units.................................    $3,388,026       $9,624,320
Contracts in payout (annuitization) period.........            --               --
Retained by AXA Equitable in Separate Account A....            --              185
                                                       ----------       ----------
TOTAL NET ASSETS...................................    $3,388,026       $9,624,505
                                                       ==========       ==========

Investments in shares of The Trusts, at cost.......    $3,458,564       $9,769,761
The Trusts shares held
   Common Shares...................................            --               --
   Service Class...................................       175,453        1,430,090
   Service Shares..................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                    MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                         SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                    ---------------- ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $20,340,436       $519,375,312    $120,054,754  $52,490,389   $12,616,881
Receivable for The Trusts shares sold..............            --            335,495           4,773       55,401        14,047
Receivable for policy-related transactions.........       311,068                 --              --           --            --
                                                      -----------       ------------    ------------  -----------   -----------
   Total assets....................................    20,651,504        519,710,807     120,059,527   52,545,790    12,630,928
                                                      -----------       ------------    ------------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............       311,025                 --              --           --            --
Payable for policy-related transactions............            --            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
   Total liabilities...............................       311,025            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
NET ASSETS.........................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

NET ASSETS:
Accumulation Units.................................   $20,340,479       $518,469,904    $120,045,383  $52,485,795   $12,610,457
Contracts in payout (annuitization) period.........            --            905,891              --           --            --
Retained by AXA Equitable in Separate Account A....            --             55,673           9,371        4,594         6,424
                                                      -----------       ------------    ------------  -----------   -----------
TOTAL NET ASSETS...................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

Investments in shares of The Trusts, at cost.......   $20,263,117       $601,413,012    $121,238,172  $59,957,456   $12,572,247
The Trusts shares held
   Class A.........................................            --         19,468,829              --           --            --
   Class B.........................................            --            832,032      11,480,251    5,926,175     1,343,600
   Service Class...................................       790,534                 --              --           --            --

                                                      MULTIMANAGER
                                                    LARGE CAP VALUE*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $47,456,648
Receivable for The Trusts shares sold..............        21,700
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    47,478,348
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        21,700
                                                      -----------
   Total liabilities...............................        21,700
                                                      -----------
NET ASSETS.........................................   $47,456,648
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $47,446,561
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....        10,087
                                                      -----------
TOTAL NET ASSETS...................................   $47,456,648
                                                      ===========

Investments in shares of The Trusts, at cost.......   $45,017,452
The Trusts shares held
   Class A.........................................            --
   Class B.........................................     5,193,021
   Service Class...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                      MULTIMANAGER
                                                    MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR   MULTIMANAGER
                                                      CAP GROWTH*       CAP VALUE*       BOND*     SMALL CAP GROWTH*
                                                    ---------------- ---------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $61,827,874      $57,129,925    $118,971,275    $39,329,341
Receivable for The Trusts shares sold..............        66,664            7,163          19,398             --
Receivable for policy-related transactions.........            --               --              --         25,631
                                                      -----------      -----------    ------------    -----------
   Total assets....................................    61,894,538       57,137,088     118,990,673     39,354,972
                                                      -----------      -----------    ------------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --              --         25,631
Payable for policy-related transactions............        66,664            7,163          19,398             --
                                                      -----------      -----------    ------------    -----------
   Total liabilities...............................        66,664            7,163          19,398         25,631
                                                      -----------      -----------    ------------    -----------
NET ASSETS.........................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

NET ASSETS:
Accumulation Units.................................   $61,816,059      $57,115,310    $118,470,868    $39,105,843
Contracts in payout (annuitization) period.........            --               --         452,260             --
Retained by AXA Equitable in Separate Account A....        11,815           14,615          48,147        223,498
                                                      -----------      -----------    ------------    -----------
TOTAL NET ASSETS...................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

Investments in shares of The Trusts, at cost.......   $55,672,452      $53,047,770    $136,593,982    $35,726,492
The Trusts shares held
   Class A.........................................            --               --      22,780,535             --
   Class B.........................................     7,467,275        6,679,263       7,572,601      5,283,893

                                                      MULTIMANAGER   MULTIMANAGER
                                                    SMALL CAP VALUE* TECHNOLOGY*
                                                    ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $107,589,108   $108,129,073
Receivable for The Trusts shares sold..............         16,320         26,045
Receivable for policy-related transactions.........             --             --
                                                      ------------   ------------
   Total assets....................................    107,605,428    108,155,118
                                                      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --
Payable for policy-related transactions............         16,320         26,045
                                                      ------------   ------------
   Total liabilities...............................         16,320         26,045
                                                      ------------   ------------
NET ASSETS.........................................   $107,589,108   $108,129,073
                                                      ============   ============

NET ASSETS:
Accumulation Units.................................   $107,551,431   $108,101,846
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         37,677         27,227
                                                      ------------   ------------
TOTAL NET ASSETS...................................   $107,589,108   $108,129,073
                                                      ============   ============

Investments in shares of The Trusts, at cost.......   $101,539,116   $ 99,653,024
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     10,962,961      8,868,974

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      PIMCO VARIABLE INSURANCE
                                                                               TRUST
                                                    OPPENHEIMER MAIN   COMMODITYREALRETURN(R)  TARGET 2015 TARGET 2025
                                                    STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                                                    ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $187,617             $1,926,354        $21,218,373 $28,990,745
Receivable for The Trusts shares sold..............           --                     --             56,103          --
Receivable for policy-related transactions.........          587                  4,397                 --      33,338
                                                        --------             ----------        ----------- -----------
   Total assets....................................      188,204              1,930,751         21,274,476  29,024,083
                                                        --------             ----------        ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          587                  4,397                 --      33,338
Payable for policy-related transactions............           --                     --             56,103          --
                                                        --------             ----------        ----------- -----------
   Total liabilities...............................          587                  4,397             56,103      33,338
                                                        --------             ----------        ----------- -----------
NET ASSETS.........................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

NET ASSETS:
Accumulation Units.................................     $187,374             $1,926,183        $21,215,227 $28,987,915
Contracts in payout (annuitization) period.........           --                     --                 --          --
Retained by AXA Equitable in Separate Account A....          243                    171              3,146       2,830
                                                        --------             ----------        ----------- -----------
TOTAL NET ASSETS...................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

Investments in shares of The Trusts, at cost.......     $183,194             $2,268,288        $21,526,242 $28,246,602
The Trusts shares held
   Advisor Class...................................           --                264,973                 --          --
   Class B.........................................           --                     --          2,494,078   3,453,105
   Service Class...................................        9,139                     --                 --          --


                                                    TARGET 2035 TARGET 2045
                                                    ALLOCATION* ALLOCATION*
                                                    ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $23,889,538 $16,081,826
Receivable for The Trusts shares sold..............      25,471          --
Receivable for policy-related transactions.........          --      11,637
                                                    ----------- -----------
   Total assets....................................  23,915,009  16,093,463
                                                    ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --      11,637
Payable for policy-related transactions............      25,471          --
                                                    ----------- -----------
   Total liabilities...............................      25,471      11,637
                                                    ----------- -----------
NET ASSETS......................................... $23,889,538 $16,081,826
                                                    =========== ===========

NET ASSETS:
Accumulation Units................................. $23,880,365 $16,080,976
Contracts in payout (annuitization) period.........          --          --
Retained by AXA Equitable in Separate Account A....       9,173         850
                                                    ----------- -----------
TOTAL NET ASSETS................................... $23,889,538 $16,081,826
                                                    =========== ===========

Investments in shares of The Trusts, at cost....... $23,021,500 $15,686,949
The Trusts shares held
   Advisor Class...................................          --          --
   Class B.........................................   2,884,343   2,044,325
   Service Class...................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    TEMPLETON GLOBAL
                                                    BOND SECURITIES  VAN ECK VIP GLOBAL
                                                          FUND        HARD ASSETS FUND
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $6,602,887        $6,314,137
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........        13,309            85,187
                                                       ----------        ----------
   Total assets....................................     6,616,196         6,399,324
                                                       ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        13,309            85,187
Payable for policy-related transactions............            --                --
                                                       ----------        ----------
   Total liabilities...............................        13,309            85,187
                                                       ----------        ----------
NET ASSETS.........................................    $6,602,887        $6,314,137
                                                       ==========        ==========

NET ASSETS:
Accumulation Units.................................    $6,602,791        $6,313,892
Contracts in payout (annuitization) period.........            --                --
Retained by AXA Equitable in Separate Account A....            96               245
                                                       ----------        ----------
TOTAL NET ASSETS...................................    $6,602,887        $6,314,137
                                                       ==========        ==========

Investments in shares of The Trusts, at cost.......    $6,991,584        $6,778,142
The Trusts shares held
   Class S Shares..................................            --           209,772
   Class 2.........................................       363,795                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
ALL ASSET ALLOCATION...................   0.00%         B         $116.39         --
ALL ASSET ALLOCATION...................   0.25%         B         $115.72         --
ALL ASSET ALLOCATION...................   0.50%         B         $115.06         --
ALL ASSET ALLOCATION...................   0.70%         B         $114.52         --
ALL ASSET ALLOCATION...................   0.80%         B         $114.26         --
ALL ASSET ALLOCATION...................   0.90%         B         $113.99          4
ALL ASSET ALLOCATION...................   0.95%         B         $113.86          7
ALL ASSET ALLOCATION...................   1.00%         B         $113.73          2
ALL ASSET ALLOCATION...................   1.10%         B         $113.46          7
ALL ASSET ALLOCATION...................   1.20%         B         $113.20         52
ALL ASSET ALLOCATION...................   1.25%         B         $113.07         18
ALL ASSET ALLOCATION...................   1.34%         B         $112.83        133
ALL ASSET ALLOCATION...................   1.45%         B         $112.54         --

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.25%      CLASS II     $105.38         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.50%      CLASS II     $104.93         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.70%      CLASS II     $104.57         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.80%      CLASS II     $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.90%      CLASS II     $104.22          1
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.00%      CLASS II     $104.04         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.10%      CLASS II     $103.86         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.20%      CLASS II     $103.68         15

AXA AGGRESSIVE ALLOCATION..............   0.00%         B         $134.06         --
AXA AGGRESSIVE ALLOCATION..............   0.25%         B         $131.32         --
AXA AGGRESSIVE ALLOCATION..............   0.50%         B         $128.63          2
AXA AGGRESSIVE ALLOCATION..............   0.70%         B         $126.51          6
AXA AGGRESSIVE ALLOCATION..............   0.80%         B         $153.54         --
AXA AGGRESSIVE ALLOCATION..............   0.90%         B         $124.42        155
AXA AGGRESSIVE ALLOCATION..............   0.95%         B         $123.91        125
AXA AGGRESSIVE ALLOCATION..............   1.00%         B         $123.40         --
AXA AGGRESSIVE ALLOCATION..............   1.10%         B         $122.37        111
AXA AGGRESSIVE ALLOCATION..............   1.20%         B         $121.35        480
AXA AGGRESSIVE ALLOCATION..............   1.25%         B         $ 74.76         50
AXA AGGRESSIVE ALLOCATION..............   1.30%         B         $ 84.21         26
AXA AGGRESSIVE ALLOCATION..............   1.34%         B         $119.94      2,022
AXA AGGRESSIVE ALLOCATION..............   1.35%         B         $119.84          5
AXA AGGRESSIVE ALLOCATION..............   1.45%         B         $118.84          1

AXA BALANCED STRATEGY..................   1.10%         A         $108.40         --
AXA BALANCED STRATEGY..................   1.25%         A         $108.02          5
AXA BALANCED STRATEGY..................   1.25%         B         $115.70         52
AXA BALANCED STRATEGY..................   1.30%         B         $115.55        238

AXA CONSERVATIVE ALLOCATION............   0.00%         B         $133.84         --
AXA CONSERVATIVE ALLOCATION............   0.25%         B         $131.10         --
AXA CONSERVATIVE ALLOCATION............   0.50%         B         $128.42         --
AXA CONSERVATIVE ALLOCATION............   0.70%         B         $126.30          1
AXA CONSERVATIVE ALLOCATION............   0.80%         B         $122.90         --
AXA CONSERVATIVE ALLOCATION............   0.90%         B         $124.22         31
AXA CONSERVATIVE ALLOCATION............   0.95%         B         $123.71         88
AXA CONSERVATIVE ALLOCATION............   1.00%         B         $123.19         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $122.17         40
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $121.15        181
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $104.44        188
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $107.52         18
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $119.75        441
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $119.64         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $118.65         --

AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $114.67         18
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $114.53         34

AXA CONSERVATIVE STRATEGY........   1.25%         B         $111.12          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $110.98         18

AXA CONSERVATIVE-PLUS ALLOCATION.   0.00%         B         $133.16         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.25%         B         $130.44         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $127.77         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $125.66          3
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $131.38         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $123.59         65
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $123.08         55
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $122.57         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $121.55         47
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $120.54        290
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $ 95.78        104
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $100.98         24
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $119.14        769
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $119.04          1
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $118.05         --

AXA GROWTH STRATEGY..............   1.10%         A         $108.93          8
AXA GROWTH STRATEGY..............   1.25%         A         $108.55          3

AXA MODERATE ALLOCATION..........   0.50%         A         $102.59         --
AXA MODERATE ALLOCATION..........   0.70%         A         $165.16         11
AXA MODERATE ALLOCATION..........   0.90%         A         $196.64        198
AXA MODERATE ALLOCATION..........   1.00%         A         $205.39         --
AXA MODERATE ALLOCATION..........   1.20%         A         $173.41         71
AXA MODERATE ALLOCATION***.......   1.34%         A         $ 61.54     15,660
AXA MODERATE ALLOCATION..........   1.35%         A         $203.45      1,177
AXA MODERATE ALLOCATION..........   1.35%         A         $204.74         31
AXA MODERATE ALLOCATION..........   1.45%         A         $130.42          4
AXA MODERATE ALLOCATION..........   0.25%         B         $121.80         --
AXA MODERATE ALLOCATION..........   0.50%         B         $118.42          7
AXA MODERATE ALLOCATION..........   0.70%         B         $126.88         19
AXA MODERATE ALLOCATION..........   0.80%         B         $135.25         --
AXA MODERATE ALLOCATION***.......   0.90%         B         $123.38         15
AXA MODERATE ALLOCATION..........   0.90%         B         $137.73         41
AXA MODERATE ALLOCATION..........   0.95%         B         $123.00        265
AXA MODERATE ALLOCATION..........   1.00%         B         $135.78          2
AXA MODERATE ALLOCATION..........   1.10%         B         $120.72        199
AXA MODERATE ALLOCATION..........   1.20%         B         $130.46      1,170
AXA MODERATE ALLOCATION..........   1.25%         B         $ 89.60        327
AXA MODERATE ALLOCATION..........   1.30%         B         $ 97.19        126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                              --------- -------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.   0.00%         B         $138.68         --
AXA MODERATE-PLUS ALLOCATION.   0.25%         B         $135.85         --
AXA MODERATE-PLUS ALLOCATION.   0.50%         B         $133.07          6
AXA MODERATE-PLUS ALLOCATION.   0.70%         B         $130.88         11
AXA MODERATE-PLUS ALLOCATION.   0.80%         B         $144.20         --
AXA MODERATE-PLUS ALLOCATION.   0.90%         B         $128.72        297
AXA MODERATE-PLUS ALLOCATION.   0.95%         B         $128.19        378
AXA MODERATE-PLUS ALLOCATION.   1.00%         B         $127.65          1
AXA MODERATE-PLUS ALLOCATION.   1.10%         B         $126.59        220
AXA MODERATE-PLUS ALLOCATION.   1.20%         B         $125.54      1,047
AXA MODERATE-PLUS ALLOCATION.   1.25%         B         $ 82.94        179
AXA MODERATE-PLUS ALLOCATION.   1.30%         B         $ 91.20        155
AXA MODERATE-PLUS ALLOCATION.   1.34%         B         $124.08      4,268
AXA MODERATE-PLUS ALLOCATION.   1.35%         B         $123.98          5
AXA MODERATE-PLUS ALLOCATION.   1.45%         B         $122.94          1

AXA TACTICAL MANAGER 2000....   0.25%         B         $ 94.20         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $ 93.80         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $110.47         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $ 93.48         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $110.17         --
AXA TACTICAL MANAGER 2000....   0.80%         B         $ 93.32         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $ 93.16         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $109.88         --
AXA TACTICAL MANAGER 2000....   0.95%         B         $109.80          2
AXA TACTICAL MANAGER 2000....   1.00%         B         $ 93.01         --
AXA TACTICAL MANAGER 2000....   1.10%         B         $ 92.85         --
AXA TACTICAL MANAGER 2000....   1.20%         B         $ 92.69          5
AXA TACTICAL MANAGER 2000....   1.20%         B         $109.44         --
AXA TACTICAL MANAGER 2000....   1.25%         B         $109.36          1
AXA TACTICAL MANAGER 2000....   1.34%         B         $109.23          4
AXA TACTICAL MANAGER 2000....   1.45%         B         $ 81.89         --

AXA TACTICAL MANAGER 400.....   0.25%         B         $ 97.72         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $ 97.31         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $109.64         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $ 96.98         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $109.35         --
AXA TACTICAL MANAGER 400.....   0.80%         B         $ 96.81         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $ 96.65         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $109.05         --
AXA TACTICAL MANAGER 400.....   0.95%         B         $108.98          2
AXA TACTICAL MANAGER 400.....   1.00%         B         $ 96.48         --
AXA TACTICAL MANAGER 400.....   1.10%         B         $ 96.32          1
AXA TACTICAL MANAGER 400.....   1.20%         B         $ 96.15         11
AXA TACTICAL MANAGER 400.....   1.20%         B         $108.62         --
AXA TACTICAL MANAGER 400.....   1.25%         B         $108.54          1
AXA TACTICAL MANAGER 400.....   1.34%         B         $108.41         10
AXA TACTICAL MANAGER 400.....   1.45%         B         $ 82.02         --

AXA TACTICAL MANAGER 500.....   0.25%         B         $ 99.68         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $ 99.26         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $110.77         --
AXA TACTICAL MANAGER 500.....   0.70%         B         $ 98.92         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
AXA TACTICAL MANAGER 500..............   0.70%         B         $110.47         --
AXA TACTICAL MANAGER 500..............   0.80%         B         $ 98.75         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $ 98.58         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $110.17         --
AXA TACTICAL MANAGER 500..............   0.95%         B         $110.10          3
AXA TACTICAL MANAGER 500..............   1.00%         B         $ 98.42         --
AXA TACTICAL MANAGER 500..............   1.10%         B         $ 98.25          1
AXA TACTICAL MANAGER 500..............   1.20%         B         $ 98.08         16
AXA TACTICAL MANAGER 500..............   1.20%         B         $109.73          1
AXA TACTICAL MANAGER 500..............   1.25%         B         $109.66          2
AXA TACTICAL MANAGER 500..............   1.34%         B         $109.53         12
AXA TACTICAL MANAGER 500..............   1.45%         B         $ 88.56         --

AXA TACTICAL MANAGER INTERNATIONAL....   0.25%         B         $ 87.81         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 87.43         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 93.39         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 87.14         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 93.15         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.80%         B         $ 86.99         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 86.84         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 92.90          1
AXA TACTICAL MANAGER INTERNATIONAL....   0.95%         B         $ 92.83          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.00%         B         $ 86.69         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.10%         B         $ 86.54          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 86.39         12
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 92.52         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.25%         B         $ 92.46          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.34%         B         $ 92.35         18
AXA TACTICAL MANAGER INTERNATIONAL....   1.45%         B         $ 78.70         --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         A         $118.95         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         A         $174.49          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         A         $218.13         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         A         $214.93         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         A         $208.64         12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.34%         A         $204.35      1,180
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.35%         A         $204.04          9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%         A         $147.66          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.25%         B         $117.03         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         B         $113.78          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         B         $187.45         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.80%         B         $206.71         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         B         $154.27          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.95%         B         $181.70         71
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         B         $197.04         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.10%         B         $178.33          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         B         $147.75        149
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.25%         B         $ 93.85         18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.30%         B         $112.70          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.25%         B         $ 94.01         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.50%         B         $ 92.77         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.70%         B         $ 91.78         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.80%         B         $189.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.90%         B         $ 90.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.95%         B         $ 90.56          8
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.00%         B         $ 90.32         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.10%         B         $ 89.83          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.20%         B         $ 89.35         15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.25%         B         $ 74.60          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.30%         B         $ 84.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.34%         B         $ 88.68        121
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.35%         B         $ 88.63         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.45%         B         $ 88.16         --

EQ/BLACKROCK BASIC VALUE EQUITY......   0.25%         B         $143.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.50%         B         $139.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.70%         B         $173.44          7
EQ/BLACKROCK BASIC VALUE EQUITY......   0.80%         B         $162.53         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $164.91          6
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $168.80         54
EQ/BLACKROCK BASIC VALUE EQUITY......   0.95%         B         $140.07        124
EQ/BLACKROCK BASIC VALUE EQUITY......   1.00%         B         $166.52          1
EQ/BLACKROCK BASIC VALUE EQUITY......   1.10%         B         $164.27         29
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $160.81        349
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $162.04         44
EQ/BLACKROCK BASIC VALUE EQUITY......   1.25%         B         $ 78.41        142
EQ/BLACKROCK BASIC VALUE EQUITY......   1.30%         B         $ 88.89          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.34%         B         $205.86      1,422
EQ/BLACKROCK BASIC VALUE EQUITY......   1.35%         B         $158.75          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.45%         B         $155.42          1

EQ/BOSTON ADVISORS EQUITY INCOME.....   0.00%         B         $119.20         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.25%         B         $117.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.50%         B         $114.96          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.70%         B         $113.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.80%         B         $164.72         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.90%         B         $111.67         15
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.95%         B         $111.26         28
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.00%         B         $110.86         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.10%         B         $110.05          6
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.20%         B         $109.25         80
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.25%         B         $ 78.35         11
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.30%         B         $ 88.40          7
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.34%         B         $108.14        367
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.35%         B         $108.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.45%         B         $107.27         --

EQ/CALVERT SOCIALLY RESPONSIBLE......   0.25%         B         $ 77.40         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.50%         B         $ 75.24         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.70%         B         $ 83.06          3
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.80%         B         $162.43         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.90%         B         $ 81.02          5
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.95%         B         $103.23          4
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.00%         B         $ 80.01         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.10%         B         $ 79.02          2
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.20%         B         $ 78.03         39
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.25%         B         $ 78.17          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.30%         B         $ 86.08          1
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.34%         B         $ 76.67        248
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.35%         B         $ 76.58         --
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.45%         B         $ 98.01         --

EQ/CAPITAL GUARDIAN RESEARCH....   0.25%         B         $122.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.50%         B         $118.78         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.70%         B         $129.43          2
EQ/CAPITAL GUARDIAN RESEARCH....   0.80%         B         $181.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.90%         B         $126.25         16
EQ/CAPITAL GUARDIAN RESEARCH....   0.95%         B         $125.47         51
EQ/CAPITAL GUARDIAN RESEARCH....   1.00%         B         $124.69         --
EQ/CAPITAL GUARDIAN RESEARCH....   1.10%         B         $123.14          4
EQ/CAPITAL GUARDIAN RESEARCH....   1.20%         B         $121.60        210
EQ/CAPITAL GUARDIAN RESEARCH....   1.25%         B         $ 85.33         61
EQ/CAPITAL GUARDIAN RESEARCH....   1.30%         B         $ 93.14          1
EQ/CAPITAL GUARDIAN RESEARCH....   1.34%         B         $119.49        963
EQ/CAPITAL GUARDIAN RESEARCH....   1.35%         B         $119.34          3
EQ/CAPITAL GUARDIAN RESEARCH....   1.45%         B         $117.85          2

EQ/COMMON STOCK INDEX...........   0.50%         A         $ 89.43          1
EQ/COMMON STOCK INDEX...........   0.70%         A         $135.46         22
EQ/COMMON STOCK INDEX***........   0.74%         A         $430.50         68
EQ/COMMON STOCK INDEX***........   0.74%         A         $466.32         25
EQ/COMMON STOCK INDEX...........   0.90%         A         $190.83         58
EQ/COMMON STOCK INDEX...........   1.00%         A         $204.13         --
EQ/COMMON STOCK INDEX...........   1.20%         A         $155.96         33
EQ/COMMON STOCK INDEX...........   1.35%         A         $238.97      1,344
EQ/COMMON STOCK INDEX...........   1.35%         A         $249.68         33
EQ/COMMON STOCK INDEX***........   1.40%         A         $310.05      4,630
EQ/COMMON STOCK INDEX...........   1.45%         A         $ 95.93         20
EQ/COMMON STOCK INDEX...........   0.25%         B         $ 89.03         --
EQ/COMMON STOCK INDEX...........   0.50%         B         $ 86.56         --
EQ/COMMON STOCK INDEX...........   0.70%         B         $ 89.27          9
EQ/COMMON STOCK INDEX...........   0.80%         B         $174.06         --
EQ/COMMON STOCK INDEX...........   0.90%         B         $ 91.20         20
EQ/COMMON STOCK INDEX...........   0.90%         B         $102.06         13
EQ/COMMON STOCK INDEX...........   0.95%         B         $ 86.54        238
EQ/COMMON STOCK INDEX...........   1.00%         B         $148.85         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $ 84.93         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $ 95.98        612
EQ/COMMON STOCK INDEX...........   1.25%         B         $ 75.94         57
EQ/COMMON STOCK INDEX...........   1.30%         B         $ 84.72         18

EQ/CORE BOND INDEX..............   0.25%         B         $129.53         --
EQ/CORE BOND INDEX..............   0.50%         B         $126.30         --
EQ/CORE BOND INDEX..............   0.70%         B         $123.77          8
EQ/CORE BOND INDEX..............   0.80%         B         $114.43         --
EQ/CORE BOND INDEX..............   0.90%         B         $121.28         17
EQ/CORE BOND INDEX..............   0.95%         B         $120.67        132
EQ/CORE BOND INDEX..............   1.00%         B         $120.06         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.84         15
EQ/CORE BOND INDEX..............   1.20%         B         $117.63        120
EQ/CORE BOND INDEX..............   1.25%         B         $100.72         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/CORE BOND INDEX........   1.30%         B         $100.83          5
EQ/CORE BOND INDEX........   1.34%         B         $115.97        721
EQ/CORE BOND INDEX........   1.35%         B         $115.85          1
EQ/CORE BOND INDEX........   1.45%         B         $114.67          1

EQ/DAVIS NEW YORK VENTURE.   0.00%         B         $ 84.02         --
EQ/DAVIS NEW YORK VENTURE.   0.25%         B         $147.30         --
EQ/DAVIS NEW YORK VENTURE.   0.50%         B         $ 82.09         --
EQ/DAVIS NEW YORK VENTURE.   0.70%         B         $ 81.33          1
EQ/DAVIS NEW YORK VENTURE.   0.80%         B         $164.42         --
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 80.58          7
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 92.57          1
EQ/DAVIS NEW YORK VENTURE.   0.95%         B         $ 80.39         21
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $ 92.08         --
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $163.49         --
EQ/DAVIS NEW YORK VENTURE.   1.10%         B         $ 87.17         13
EQ/DAVIS NEW YORK VENTURE.   1.20%         B         $ 79.45         67
EQ/DAVIS NEW YORK VENTURE.   1.25%         B         $ 78.41         14
EQ/DAVIS NEW YORK VENTURE.   1.30%         B         $ 79.22          1
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 78.94        197
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 90.41         --
EQ/DAVIS NEW YORK VENTURE.   1.35%         B         $ 90.36         --
EQ/DAVIS NEW YORK VENTURE.   1.45%         B         $ 78.53         --

EQ/EQUITY 500 INDEX.......   0.50%         A         $ 97.99         --
EQ/EQUITY 500 INDEX.......   0.70%         A         $149.04         20
EQ/EQUITY 500 INDEX.......   0.90%         A         $210.20         58
EQ/EQUITY 500 INDEX.......   1.00%         A         $235.13         --
EQ/EQUITY 500 INDEX.......   1.20%         A         $172.16         59
EQ/EQUITY 500 INDEX.......   1.34%         A         $282.55      2,246
EQ/EQUITY 500 INDEX.......   1.35%         A         $282.04         18
EQ/EQUITY 500 INDEX.......   1.45%         A         $106.45          7
EQ/EQUITY 500 INDEX.......   0.25%         B         $ 99.65         --
EQ/EQUITY 500 INDEX.......   0.50%         B         $ 96.88         --
EQ/EQUITY 500 INDEX.......   0.70%         B         $ 97.74         30
EQ/EQUITY 500 INDEX.......   0.80%         B         $170.75         --
EQ/EQUITY 500 INDEX.......   0.90%         B         $112.80         14
EQ/EQUITY 500 INDEX.......   0.95%         B         $ 94.75        144
EQ/EQUITY 500 INDEX.......   1.00%         B         $143.46         --
EQ/EQUITY 500 INDEX.......   1.10%         B         $ 92.99         33
EQ/EQUITY 500 INDEX.......   1.20%         B         $106.50        578
EQ/EQUITY 500 INDEX.......   1.25%         B         $ 82.77        127
EQ/EQUITY 500 INDEX.......   1.30%         B         $ 92.83         11

EQ/EQUITY GROWTH PLUS.....   0.25%         B         $151.15         --
EQ/EQUITY GROWTH PLUS.....   0.50%         B         $147.32          2
EQ/EQUITY GROWTH PLUS.....   0.70%         B         $144.31          6
EQ/EQUITY GROWTH PLUS.....   0.80%         B         $156.62         --
EQ/EQUITY GROWTH PLUS.....   0.90%         B         $141.36         48
EQ/EQUITY GROWTH PLUS.....   0.95%         B         $140.63        133
EQ/EQUITY GROWTH PLUS.....   1.00%         B         $139.91         --
EQ/EQUITY GROWTH PLUS.....   1.10%         B         $138.47         14
EQ/EQUITY GROWTH PLUS.....   1.20%         B         $137.04        221
EQ/EQUITY GROWTH PLUS.....   1.25%         B         $ 84.79         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $ 92.65         10
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $135.06      1,844
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $134.92          2
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $133.53          1

EQ/FRANKLIN CORE BALANCED.........   0.25%         B         $104.58         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $103.19          1
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $102.10          2
EQ/FRANKLIN CORE BALANCED.........   0.80%         B         $156.72         --
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $101.01         12
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $100.74         48
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $100.47         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $ 99.93         10
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $ 99.40         87
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $ 91.27         17
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $ 97.38         13
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $ 98.65        527
EQ/FRANKLIN CORE BALANCED.........   1.35%         B         $ 98.60         --
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $ 98.07         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.00%         B         $ 82.08         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.25%         B         $140.29         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $ 80.20         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $ 79.45         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.80%         B         $152.44         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $ 78.72          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $ 78.53         36
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $151.57         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $ 87.68         14
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $ 77.62         91
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $ 76.76         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $ 77.39         16
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $ 77.11        419
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.45%         B         $ 76.72         --

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.25%         B         $135.07         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $132.83         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $131.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.80%         B         $133.76         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $129.31          4
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $128.88         19
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.00%         B         $128.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $127.58          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $126.72         17
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $101.53          9
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $110.70          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.48          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.53        100
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $125.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $124.60         --

EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $193.20         --
EQ/GAMCO SMALL COMPANY VALUE......   0.25%         B         $189.74         --
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $186.34          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                          CONTRACT                            OUTSTANDING
                                          CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                          --------- -------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.............   0.70%         B         $183.65          6
EQ/GAMCO SMALL COMPANY VALUE.............   0.80%         B         $215.26         --
EQ/GAMCO SMALL COMPANY VALUE.............   0.90%         B         $180.99         54
EQ/GAMCO SMALL COMPANY VALUE.............   0.95%         B         $180.34         82
EQ/GAMCO SMALL COMPANY VALUE.............   1.00%         B         $179.68          1
EQ/GAMCO SMALL COMPANY VALUE.............   1.10%         B         $178.38         32
EQ/GAMCO SMALL COMPANY VALUE.............   1.20%         B         $177.07        338
EQ/GAMCO SMALL COMPANY VALUE.............   1.25%         B         $112.86        123
EQ/GAMCO SMALL COMPANY VALUE.............   1.30%         B         $133.58         12
EQ/GAMCO SMALL COMPANY VALUE.............   1.34%         B         $175.27      1,484
EQ/GAMCO SMALL COMPANY VALUE.............   1.35%         B         $175.14          3
EQ/GAMCO SMALL COMPANY VALUE.............   1.45%         B         $173.86          1

EQ/GLOBAL BOND PLUS......................   0.00%         B         $133.23         --
EQ/GLOBAL BOND PLUS......................   0.25%         B         $131.17         --
EQ/GLOBAL BOND PLUS......................   0.50%         B         $129.14         --
EQ/GLOBAL BOND PLUS......................   0.70%         B         $127.52          3
EQ/GLOBAL BOND PLUS......................   0.80%         B         $118.45         --
EQ/GLOBAL BOND PLUS......................   0.90%         B         $125.93         19
EQ/GLOBAL BOND PLUS......................   0.95%         B         $125.54         68
EQ/GLOBAL BOND PLUS......................   1.00%         B         $125.14         --
EQ/GLOBAL BOND PLUS......................   1.10%         B         $124.36         31
EQ/GLOBAL BOND PLUS......................   1.20%         B         $123.57        105
EQ/GLOBAL BOND PLUS......................   1.25%         B         $123.92         67
EQ/GLOBAL BOND PLUS......................   1.30%         B         $125.64          3
EQ/GLOBAL BOND PLUS......................   1.34%         B         $122.49        382
EQ/GLOBAL BOND PLUS......................   1.35%         B         $122.41         --
EQ/GLOBAL BOND PLUS......................   1.45%         B         $121.64         --

EQ/GLOBAL MULTI-SECTOR EQUITY............   0.25%         B         $216.48         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.50%         B         $210.44          1
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $157.73         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $257.78          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.80%         B         $159.58         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $155.53         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $250.88         27
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $297.57          3
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.95%         B         $219.72         79
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.00%         B         $247.50         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.10%         B         $244.15         13
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $227.43        165
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $240.83         48
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.20%         B         $143.24         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.25%         B         $ 68.78         90
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.30%         B         $ 94.18          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.34%         B         $156.66      1,671
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.34%         B         $253.38         23
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.35%         B         $235.95          5
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.45%         B         $219.81          1

EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.50%         A         $117.75         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.70%         A         $167.34          1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX***.   0.74%         A         $ 94.38         27
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.90%         A         $178.93          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         A         $178.63         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         A         $162.73          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.34%         A         $180.33        369
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         A         $173.71          3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.45%         A         $145.18         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.25%         B         $152.56         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.50%         B         $148.33         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.70%         B         $152.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.80%         B         $107.47         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.90%         B         $151.15          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.95%         B         $147.40         61
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         B         $119.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.10%         B         $144.67         11
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         B         $145.23         66
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.25%         B         $111.11         34
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.30%         B         $111.55          2

EQ/INTERNATIONAL CORE PLUS............   0.25%         B         $ 99.54         --
EQ/INTERNATIONAL CORE PLUS............   0.50%         B         $ 96.76         --
EQ/INTERNATIONAL CORE PLUS............   0.70%         B         $106.55          3
EQ/INTERNATIONAL CORE PLUS............   0.80%         B         $145.21         --
EQ/INTERNATIONAL CORE PLUS............   0.90%         B         $103.93         28
EQ/INTERNATIONAL CORE PLUS............   0.95%         B         $126.89         44
EQ/INTERNATIONAL CORE PLUS............   1.00%         B         $102.64         --
EQ/INTERNATIONAL CORE PLUS............   1.10%         B         $101.37         14
EQ/INTERNATIONAL CORE PLUS............   1.20%         B         $100.10        233
EQ/INTERNATIONAL CORE PLUS............   1.25%         B         $ 65.68         84
EQ/INTERNATIONAL CORE PLUS............   1.30%         B         $ 76.13          4
EQ/INTERNATIONAL CORE PLUS............   1.34%         B         $ 98.36        817
EQ/INTERNATIONAL CORE PLUS............   1.35%         B         $ 98.24          1
EQ/INTERNATIONAL CORE PLUS............   1.45%         B         $120.58          1

EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         A         $ 67.65         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         A         $105.87          7
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         A         $112.99         47
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         A         $115.36         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         A         $ 98.74         28
EQ/INTERNATIONAL EQUITY INDEX.........   1.34%         A         $109.42      3,078
EQ/INTERNATIONAL EQUITY INDEX.........   1.35%         A         $109.24         24
EQ/INTERNATIONAL EQUITY INDEX.........   1.45%         A         $ 85.20          3
EQ/INTERNATIONAL EQUITY INDEX.........   0.25%         B         $ 91.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         B         $ 88.50          2
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         B         $ 90.83         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.80%         B         $148.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         B         $ 91.81         12
EQ/INTERNATIONAL EQUITY INDEX.........   0.95%         B         $ 88.04        159
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         B         $133.87         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.10%         B         $ 86.41         26
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         B         $ 85.13        273
EQ/INTERNATIONAL EQUITY INDEX.........   1.25%         B         $ 53.03         51
EQ/INTERNATIONAL EQUITY INDEX.........   1.30%         B         $ 64.09         14

EQ/INTERNATIONAL VALUE PLUS...........   0.25%         B         $ 97.03         --
EQ/INTERNATIONAL VALUE PLUS...........   0.50%         B         $ 94.32         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.70%         B         $114.36         31
EQ/INTERNATIONAL VALUE PLUS.....   0.80%         B         $143.31         --
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $111.55         44
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $110.86        102
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $110.17         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $108.80         12
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $107.44        143
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 61.80         34
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 71.39          7
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $105.58      1,495
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $105.45          9
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $114.01          1

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.25%         B         $113.16         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $110.00         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $108.93         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.80%         B         $165.48         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $104.85          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $106.01          6
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $ 97.87         15
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $104.58         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $103.17          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $100.69         29
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $101.77          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $ 72.67         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $ 81.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $125.98        282
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $ 99.71          3
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $ 97.32          1

EQ/LARGE CAP CORE PLUS..........   0.25%         B         $ 93.23         --
EQ/LARGE CAP CORE PLUS..........   0.50%         B         $ 90.63         --
EQ/LARGE CAP CORE PLUS..........   0.70%         B         $ 93.93         --
EQ/LARGE CAP CORE PLUS..........   0.80%         B         $159.86         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $ 91.62          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $ 91.05          9
EQ/LARGE CAP CORE PLUS..........   1.00%         B         $ 90.48         --
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $ 89.36          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $ 88.25         23
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $ 78.98          3
EQ/LARGE CAP CORE PLUS..........   1.30%         B         $ 86.36         --
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $ 86.71        116
EQ/LARGE CAP CORE PLUS..........   1.35%         B         $ 86.60         --
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $ 85.52         --

EQ/LARGE CAP GROWTH INDEX.......   0.25%         B         $ 77.94         --
EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $ 75.76          1
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $ 82.09          2
EQ/LARGE CAP GROWTH INDEX.......   0.80%         B         $175.31         --
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $ 80.07         18
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $ 79.57         86
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $ 79.07         --
EQ/LARGE CAP GROWTH INDEX.......   1.10%         B         $ 78.09          8
EQ/LARGE CAP GROWTH INDEX.......   1.20%         B         $ 77.12        176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $102.00         11
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $113.44          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $ 75.78      1,246
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $ 75.68          3
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $ 74.74          1

EQ/LARGE CAP GROWTH PLUS..   0.25%         B         $ 64.31         --
EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 62.52          1
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $109.43          3
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $162.59         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $ 95.36          5
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $106.50         28
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $ 89.84         73
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $105.07         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $103.64         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $ 98.18        156
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $102.24         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $ 90.03          6
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $103.61          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $149.93      1,300
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $100.16          9
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $ 94.89          5

EQ/LARGE CAP VALUE INDEX..   0.00%         B         $ 63.23         --
EQ/LARGE CAP VALUE INDEX..   0.25%         B         $ 62.25         --
EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 61.28         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 60.51          1
EQ/LARGE CAP VALUE INDEX..   0.80%         B         $170.18         --
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 59.76         19
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 59.57         32
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 59.38         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 59.01         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 58.64         69
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 49.28         33
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 54.08          2
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 58.12        448
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 58.08         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 57.72         --

EQ/LARGE CAP VALUE PLUS...   0.50%         A         $112.50         --
EQ/LARGE CAP VALUE PLUS...   0.70%         A         $101.82          9
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $ 99.31         65
EQ/LARGE CAP VALUE PLUS...   1.00%         A         $ 98.09         --
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $ 95.66         70
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $ 94.00      6,275
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $ 93.88         28
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $ 99.17          6
EQ/LARGE CAP VALUE PLUS...   0.25%         B         $114.23         --
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $111.04          2
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $100.50         22
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $101.82         --
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $159.95         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $ 98.03         16
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $103.32        242

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......   1.00%         B         $ 98.09         --
EQ/LARGE CAP VALUE PLUS.......   1.10%         B         $ 95.61          6
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 94.42        532
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 95.66         --
EQ/LARGE CAP VALUE PLUS.......   1.25%         B         $ 61.68         19
EQ/LARGE CAP VALUE PLUS.......   1.30%         B         $ 67.99         13

EQ/LORD ABBETT LARGE CAP CORE.   0.25%         B         $118.08         --
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $116.13         --
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $114.58          2
EQ/LORD ABBETT LARGE CAP CORE.   0.80%         B         $146.51         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $113.05         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $112.67         15
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $112.29         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $111.54         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $110.79         67
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $ 87.00         29
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $ 96.17          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $109.75        231
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $110.79          2
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $109.67         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $108.93         --

EQ/MFS INTERNATIONAL GROWTH...   0.25%         B         $140.14         --
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $137.81         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $135.98          3
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $163.04         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $134.16         25
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $133.71         29
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $133.26         --
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $132.37         10
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $131.48         57
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $ 81.24         23
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $ 96.94          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.19         12
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.24        328
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $130.15          1
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $129.28         --

EQ/MID CAP INDEX..............   0.25%         B         $127.74         --
EQ/MID CAP INDEX..............   0.50%         B         $124.17          1
EQ/MID CAP INDEX..............   0.70%         B         $118.58         33
EQ/MID CAP INDEX..............   0.80%         B         $193.21         --
EQ/MID CAP INDEX..............   0.90%         B         $115.90         55
EQ/MID CAP INDEX..............   0.95%         B         $115.24        108
EQ/MID CAP INDEX..............   1.00%         B         $114.58         --
EQ/MID CAP INDEX..............   1.10%         B         $113.28         26
EQ/MID CAP INDEX..............   1.20%         B         $111.98        389
EQ/MID CAP INDEX..............   1.25%         B         $ 76.82        102
EQ/MID CAP INDEX..............   1.30%         B         $ 89.87          5
EQ/MID CAP INDEX..............   1.34%         B         $110.20      2,037
EQ/MID CAP INDEX..............   1.35%         B         $110.07          2
EQ/MID CAP INDEX..............   1.45%         B         $108.81          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                             --------- -------------- ---------- -----------
EQ/MID CAP VALUE PLUS.......   0.25%         B         $165.05         --
EQ/MID CAP VALUE PLUS.......   0.50%         B         $160.44          1
EQ/MID CAP VALUE PLUS.......   0.70%         B         $127.25          6
EQ/MID CAP VALUE PLUS.......   0.80%         B         $184.63         --
EQ/MID CAP VALUE PLUS.......   0.90%         B         $123.85         35
EQ/MID CAP VALUE PLUS.......   0.90%         B         $153.26          7
EQ/MID CAP VALUE PLUS.......   0.95%         B         $155.49        121
EQ/MID CAP VALUE PLUS.......   1.00%         B         $122.18         --
EQ/MID CAP VALUE PLUS.......   1.10%         B         $120.52         12
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.52        282
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.89         26
EQ/MID CAP VALUE PLUS.......   1.25%         B         $ 75.95         27
EQ/MID CAP VALUE PLUS.......   1.30%         B         $ 87.06         10
EQ/MID CAP VALUE PLUS.......   1.34%         B         $147.16      2,260
EQ/MID CAP VALUE PLUS.......   1.35%         B         $116.48         11
EQ/MID CAP VALUE PLUS.......   1.45%         B         $114.55          1

EQ/MONEY MARKET.............   0.00%         A         $  1.00        249
EQ/MONEY MARKET.............   0.50%         A         $106.01         --
EQ/MONEY MARKET.............   0.70%         A         $133.89          1
EQ/MONEY MARKET***..........   0.74%         A         $ 47.11         32
EQ/MONEY MARKET.............   0.90%         A         $139.62         24
EQ/MONEY MARKET.............   1.00%         A         $140.46         --
EQ/MONEY MARKET.............   1.20%         A         $129.43          2
EQ/MONEY MARKET.............   1.34%         A         $  1.00         --
EQ/MONEY MARKET.............   1.35%         A         $140.20        130
EQ/MONEY MARKET.............   1.35%         A         $140.87         22
EQ/MONEY MARKET***..........   1.40%         A         $ 35.56      1,122
EQ/MONEY MARKET.............   1.45%         A         $117.06         --
EQ/MONEY MARKET.............   0.00%         B         $  1.00        216
EQ/MONEY MARKET.............   0.25%         B         $120.21         --
EQ/MONEY MARKET.............   0.50%         B         $116.87         --
EQ/MONEY MARKET.............   0.70%         B         $120.57          2
EQ/MONEY MARKET.............   0.80%         B         $ 97.79         --
EQ/MONEY MARKET.............   0.90%         B         $110.88         --
EQ/MONEY MARKET.............   0.90%         B         $122.57          1
EQ/MONEY MARKET.............   0.95%         B         $116.87        170
EQ/MONEY MARKET.............   1.00%         B         $106.14         --
EQ/MONEY MARKET.............   1.10%         B         $114.71         29
EQ/MONEY MARKET.............   1.20%         B         $  1.00        334
EQ/MONEY MARKET.............   1.20%         B         $117.54         51
EQ/MONEY MARKET.............   1.25%         B         $ 98.61         75
EQ/MONEY MARKET.............   1.30%         B         $100.81          4

EQ/MONTAG & CALDWELL GROWTH.   0.00%         B         $139.87         --
EQ/MONTAG & CALDWELL GROWTH.   0.25%         B         $137.36         --
EQ/MONTAG & CALDWELL GROWTH.   0.50%         B         $134.90         --
EQ/MONTAG & CALDWELL GROWTH.   0.70%         B         $132.95          1
EQ/MONTAG & CALDWELL GROWTH.   0.80%         B         $156.86         --
EQ/MONTAG & CALDWELL GROWTH.   0.90%         B         $131.03          7
EQ/MONTAG & CALDWELL GROWTH.   0.95%         B         $130.55         19
EQ/MONTAG & CALDWELL GROWTH.   1.00%         B         $130.08         --
EQ/MONTAG & CALDWELL GROWTH.   1.10%         B         $129.13          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $128.19        37
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $101.32        18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $111.75         3
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $126.89       203
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $126.79        --
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $125.87        --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.25%         B         $165.92        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $163.17         2
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $160.99         4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $201.48        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $158.84        45
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $158.31        44
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $157.78        --
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $156.72        24
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $155.66       218
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $101.56        95
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $120.29         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $154.20       807
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $154.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $153.06         1

EQ/MUTUAL LARGE CAP EQUITY.......   0.25%         B         $ 89.36        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $ 88.18        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $ 87.24        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.80%         B         $153.09        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $ 86.31         6
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $ 86.08        13
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $ 85.85        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $ 85.39         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $ 84.93        41
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $ 72.69         5
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $ 81.80        10
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $ 84.29       231
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B         $ 84.25        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $ 83.80        --

EQ/OPPENHEIMER GLOBAL............   0.25%         B         $100.47        --
EQ/OPPENHEIMER GLOBAL............   0.50%         B         $ 99.14        --
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $ 98.09         3
EQ/OPPENHEIMER GLOBAL............   0.80%         B         $165.40        --
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $ 97.04         8
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $ 96.78        26
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $ 96.53        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $ 96.01        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $ 95.49        94
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $ 78.50        29
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $ 90.04         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $ 94.78       346
EQ/OPPENHEIMER GLOBAL............   1.35%         B         $ 94.72        --
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $ 94.21        --

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 99.23         2
EQ/PIMCO ULTRA SHORT BOND........   1.25%         A         $ 98.88        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   0.25%         B         $115.07        --
EQ/PIMCO ULTRA SHORT BOND.....   0.50%         B         $113.17        --
EQ/PIMCO ULTRA SHORT BOND.....   0.70%         B         $111.66         5
EQ/PIMCO ULTRA SHORT BOND.....   0.80%         B         $105.59        --
EQ/PIMCO ULTRA SHORT BOND.....   0.90%         B         $110.17        27
EQ/PIMCO ULTRA SHORT BOND.....   0.95%         B         $109.80       152
EQ/PIMCO ULTRA SHORT BOND.....   1.00%         B         $109.43        --
EQ/PIMCO ULTRA SHORT BOND.....   1.10%         B         $108.70        56
EQ/PIMCO ULTRA SHORT BOND.....   1.20%         B         $107.97       156
EQ/PIMCO ULTRA SHORT BOND.....   1.25%         B         $108.99        85
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $108.36         4
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $106.95       662
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $106.88        --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $106.16        --

EQ/QUALITY BOND PLUS..........   0.50%         A         $110.81        --
EQ/QUALITY BOND PLUS..........   0.70%         A         $165.87         2
EQ/QUALITY BOND PLUS..........   0.90%         A         $183.03         9
EQ/QUALITY BOND PLUS..........   1.00%         A         $183.69        --
EQ/QUALITY BOND PLUS..........   1.20%         A         $162.62         2
EQ/QUALITY BOND PLUS..........   1.34%         A         $180.55       567
EQ/QUALITY BOND PLUS..........   1.35%         A         $190.23         6
EQ/QUALITY BOND PLUS..........   1.45%         A         $141.77        --
EQ/QUALITY BOND PLUS..........   0.25%         B         $150.06        --
EQ/QUALITY BOND PLUS..........   0.50%         B         $145.89        --
EQ/QUALITY BOND PLUS..........   0.70%         B         $149.82        --
EQ/QUALITY BOND PLUS..........   0.80%         B         $112.74        --
EQ/QUALITY BOND PLUS..........   0.90%         B         $147.68         4
EQ/QUALITY BOND PLUS..........   0.95%         B         $145.24        83
EQ/QUALITY BOND PLUS..........   1.00%         B         $117.39        --
EQ/QUALITY BOND PLUS..........   1.10%         B         $142.55        12
EQ/QUALITY BOND PLUS..........   1.20%         B         $142.03        95
EQ/QUALITY BOND PLUS..........   1.25%         B         $104.95        28
EQ/QUALITY BOND PLUS..........   1.30%         B         $105.09         3

EQ/SMALL COMPANY INDEX........   0.25%         B         $167.39        --
EQ/SMALL COMPANY INDEX........   0.50%         B         $163.21        --
EQ/SMALL COMPANY INDEX........   0.70%         B         $159.93        24
EQ/SMALL COMPANY INDEX........   0.80%         B         $191.54        --
EQ/SMALL COMPANY INDEX........   0.90%         B         $156.72        25
EQ/SMALL COMPANY INDEX........   0.95%         B         $155.93        37
EQ/SMALL COMPANY INDEX........   1.00%         B         $155.14        --
EQ/SMALL COMPANY INDEX........   1.10%         B         $153.56        12
EQ/SMALL COMPANY INDEX........   1.20%         B         $152.00       176
EQ/SMALL COMPANY INDEX........   1.25%         B         $ 86.27        61
EQ/SMALL COMPANY INDEX........   1.30%         B         $ 95.02         4
EQ/SMALL COMPANY INDEX........   1.34%         B         $149.85       854
EQ/SMALL COMPANY INDEX........   1.35%         B         $149.70         2
EQ/SMALL COMPANY INDEX........   1.45%         B         $148.17        --

EQ/T. ROWE PRICE GROWTH STOCK.   0.00%         B         $112.33        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.25%         B         $110.32        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $108.34        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $106.77        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $166.67        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $105.23        45
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $104.85        55
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $104.47        --
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $103.71        20
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $102.95       324
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $ 87.38        96
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $ 94.58         3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $101.90       915
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $101.83         2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $101.09        --

EQ/TEMPLETON GLOBAL EQUITY....   0.25%         B         $ 82.93        --
EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $ 81.83        --
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $ 80.96         1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $149.34        --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $ 80.10         8
EQ/TEMPLETON GLOBAL EQUITY....   0.95%         B         $ 79.89        17
EQ/TEMPLETON GLOBAL EQUITY....   1.00%         B         $ 79.67        --
EQ/TEMPLETON GLOBAL EQUITY....   1.10%         B         $ 79.25         6
EQ/TEMPLETON GLOBAL EQUITY....   1.20%         B         $ 78.82        75
EQ/TEMPLETON GLOBAL EQUITY....   1.25%         B         $ 67.83        12
EQ/TEMPLETON GLOBAL EQUITY....   1.30%         B         $ 75.98         9
EQ/TEMPLETON GLOBAL EQUITY....   1.34%         B         $ 78.23       247
EQ/TEMPLETON GLOBAL EQUITY....   1.35%         B         $ 78.19        --
EQ/TEMPLETON GLOBAL EQUITY....   1.45%         B         $ 77.77        --

EQ/UBS GROWTH & INCOME........   0.00%         B         $120.36        --
EQ/UBS GROWTH & INCOME........   0.25%         B         $118.20        --
EQ/UBS GROWTH & INCOME........   0.50%         B         $116.08        --
EQ/UBS GROWTH & INCOME........   0.70%         B         $114.40        --
EQ/UBS GROWTH & INCOME........   0.80%         B         $169.88        --
EQ/UBS GROWTH & INCOME........   0.90%         B         $112.75         2
EQ/UBS GROWTH & INCOME........   0.95%         B         $112.34         7
EQ/UBS GROWTH & INCOME........   1.00%         B         $111.93        --
EQ/UBS GROWTH & INCOME........   1.10%         B         $111.12         2
EQ/UBS GROWTH & INCOME........   1.20%         B         $110.31        40
EQ/UBS GROWTH & INCOME........   1.25%         B         $ 76.88        15
EQ/UBS GROWTH & INCOME........   1.30%         B         $ 85.13         2
EQ/UBS GROWTH & INCOME........   1.34%         B         $109.19       109
EQ/UBS GROWTH & INCOME........   1.35%         B         $109.11        --
EQ/UBS GROWTH & INCOME........   1.45%         B         $108.31        --

EQ/VAN KAMPEN COMSTOCK........   0.25%         B         $106.92        --
EQ/VAN KAMPEN COMSTOCK........   0.50%         B         $105.15        --
EQ/VAN KAMPEN COMSTOCK........   0.70%         B         $103.75        --
EQ/VAN KAMPEN COMSTOCK........   0.80%         B         $174.20        --
EQ/VAN KAMPEN COMSTOCK........   0.90%         B         $102.37         4
EQ/VAN KAMPEN COMSTOCK........   0.95%         B         $102.02        19
EQ/VAN KAMPEN COMSTOCK........   1.00%         B         $101.68        --
EQ/VAN KAMPEN COMSTOCK........   1.10%         B         $101.00         4
EQ/VAN KAMPEN COMSTOCK........   1.20%         B         $100.32        22
EQ/VAN KAMPEN COMSTOCK........   1.25%         B         $ 78.68         5
EQ/VAN KAMPEN COMSTOCK........   1.30%         B         $ 85.99         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                         CONTRACT                             OUTSTANDING
                                         CHARGES**   SHARE CLASS*  UNIT VALUE   (000'S)
                                         --------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..................   1.34%          B         $ 99.37       175
EQ/VAN KAMPEN COMSTOCK..................   1.35%          B         $ 99.31        --
EQ/VAN KAMPEN COMSTOCK..................   1.45%          B         $ 98.64        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.25%          B         $113.25        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.50%          B         $110.09        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%          B         $111.11         5
EQ/WELLS FARGO OMEGA GROWTH.............   0.80%          B         $165.73        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%          B         $108.38        17
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%          B         $107.71        61
EQ/WELLS FARGO OMEGA GROWTH.............   1.00%          B         $107.04        --
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%          B         $105.71        22
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%          B         $104.39       117
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%          B         $105.91        40
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%          B         $121.25         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%          B         $102.58       665
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%          B         $102.45         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%          B         $101.17        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.35        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $102.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $114.04        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.56        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $113.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.22         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $113.43         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%   SERVICE CLASS 2  $113.36        17
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.04         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%   SERVICE CLASS 2  $101.87        12
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $101.69       196
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $112.98        20
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%   SERVICE CLASS 2  $112.90        66
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%   SERVICE CLASS 2  $112.76       327
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%   SERVICE CLASS 2  $ 89.78        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.77        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%   SERVICE CLASS 2  $103.33        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.98        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.81        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.63        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.46        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%   SERVICE CLASS 2  $102.28        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%   SERVICE CLASS 2  $102.11         6

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.25%   SERVICE CLASS 2  $100.61        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%   SERVICE CLASS 2  $100.19        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.70%   SERVICE CLASS 2  $ 99.85        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%   SERVICE CLASS 2  $ 99.51        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.00%   SERVICE CLASS 2  $ 99.34        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.10%   SERVICE CLASS 2  $ 99.17         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.20%   SERVICE CLASS 2  $ 99.00        38

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.25%   SERVICE SHARES  $100.89       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $ 86.49       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $100.47       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $ 86.38       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $100.12       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.80%   SERVICE SHARES  $ 99.95       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 86.27       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 99.78       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.95%   SERVICE SHARES  $ 86.24        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.00%   SERVICE SHARES  $ 99.61       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.10%   SERVICE SHARES  $ 99.44        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 86.10       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 99.27       13
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.25%   SERVICE SHARES  $ 86.08        6
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.34%   SERVICE SHARES  $ 86.03       20
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.45%   SERVICE SHARES  $ 85.97       --

INVESCO V.I. DIVIDEND GROWTH FUND....   0.25%     SERIES II     $ 91.90       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.50%     SERIES II     $ 91.51       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.70%     SERIES II     $ 91.20       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.80%     SERIES II     $ 91.05       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.90%     SERIES II     $ 90.89       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.00%     SERIES II     $ 90.74       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.10%     SERIES II     $ 90.58       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.20%     SERIES II     $ 90.43        2

INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.25%     SERIES II     $103.59       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $101.64       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $103.15        1
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $101.37       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $102.80       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.80%     SERIES II     $102.63       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $101.10        3
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $102.45       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.95%     SERIES II     $101.03       10
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.00%     SERIES II     $102.28       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.10%     SERIES II     $102.10        4
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $100.69        2
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $101.93       30
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.25%     SERIES II     $100.62        8
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.34%     SERIES II     $100.50       60
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.45%     SERIES II     $ 87.60       --

INVESCO V.I. HIGH YIELD FUND.........   0.00%     SERIES II     $ 95.81       --
INVESCO V.I. HIGH YIELD FUND.........   0.25%     SERIES II     $ 95.66       --
INVESCO V.I. HIGH YIELD FUND.........   0.50%     SERIES II     $ 95.50       --
INVESCO V.I. HIGH YIELD FUND.........   0.70%     SERIES II     $ 95.38       --
INVESCO V.I. HIGH YIELD FUND.........   0.80%     SERIES II     $ 95.32       --
INVESCO V.I. HIGH YIELD FUND.........   0.90%     SERIES II     $ 95.26       --
INVESCO V.I. HIGH YIELD FUND.........   0.95%     SERIES II     $ 95.23        1
INVESCO V.I. HIGH YIELD FUND.........   1.00%     SERIES II     $ 95.20       --
INVESCO V.I. HIGH YIELD FUND.........   1.10%     SERIES II     $ 95.14        2
INVESCO V.I. HIGH YIELD FUND.........   1.20%     SERIES II     $ 95.08        5
INVESCO V.I. HIGH YIELD FUND.........   1.25%     SERIES II     $ 95.05        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $ 94.99       18
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $ 94.92       --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.25%     SERIES II     $102.26       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $ 87.27       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $101.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $ 87.16       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $101.48       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $101.31       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $ 87.04        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $101.13        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $ 87.02        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $100.96       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $100.79        2
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $ 86.88        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $100.62       37
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $ 86.85        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $ 86.80       39
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $ 86.74       --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.25%     SERIES II     $ 97.88       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $ 97.47       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $106.96       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $ 97.14       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $106.67       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $ 96.97       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $ 96.81       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $106.39        1
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $106.32        3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $ 96.64       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $ 96.48        2
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $ 96.31       14
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $105.96        4
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $105.89        7
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $105.76       36
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $ 85.14       --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.25%     SERIES II     $107.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $107.50       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $122.82       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $107.13       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $122.49       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.80%     SERIES II     $106.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $106.77       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $122.16       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $122.08        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $106.58       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $106.40        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $106.22        7
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $121.67        1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $121.59        3
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $121.44       18
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.45%     SERIES II     $ 88.33       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                --------- -------------- ---------- -----------
IVY FUNDS VIP ENERGY...........   0.25%   COMMON SHARES   $103.64        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $103.21        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $116.61        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $102.85        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $116.30         1
IVY FUNDS VIP ENERGY...........   0.80%   COMMON SHARES   $102.68        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $102.50        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $115.99         2
IVY FUNDS VIP ENERGY...........   0.95%   COMMON SHARES   $115.92         9
IVY FUNDS VIP ENERGY...........   1.00%   COMMON SHARES   $102.33        --
IVY FUNDS VIP ENERGY...........   1.10%   COMMON SHARES   $102.16         3
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $101.98        31
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $115.53        10
IVY FUNDS VIP ENERGY...........   1.25%   COMMON SHARES   $115.45         9
IVY FUNDS VIP ENERGY...........   1.34%   COMMON SHARES   $115.31        78
IVY FUNDS VIP ENERGY...........   1.45%   COMMON SHARES   $ 86.86        --

IVY FUNDS VIP HIGH INCOME......   0.25%   COMMON SHARES   $111.93        --
IVY FUNDS VIP HIGH INCOME......   0.50%   COMMON SHARES   $111.56        --
IVY FUNDS VIP HIGH INCOME......   0.70%   COMMON SHARES   $111.26        --
IVY FUNDS VIP HIGH INCOME......   0.80%   COMMON SHARES   $111.12        --
IVY FUNDS VIP HIGH INCOME......   0.90%   COMMON SHARES   $110.97         4
IVY FUNDS VIP HIGH INCOME......   0.95%   COMMON SHARES   $110.89        28
IVY FUNDS VIP HIGH INCOME......   1.00%   COMMON SHARES   $110.82        --
IVY FUNDS VIP HIGH INCOME......   1.10%   COMMON SHARES   $110.67        14
IVY FUNDS VIP HIGH INCOME......   1.20%   COMMON SHARES   $110.52        62
IVY FUNDS VIP HIGH INCOME......   1.25%   COMMON SHARES   $110.45        37
IVY FUNDS VIP HIGH INCOME......   1.34%   COMMON SHARES   $110.31       156
IVY FUNDS VIP HIGH INCOME......   1.45%   COMMON SHARES   $ 98.24        --

IVY FUNDS VIP MID CAP GROWTH...   0.00%   COMMON SHARES   $ 90.46        --
IVY FUNDS VIP MID CAP GROWTH...   0.25%   COMMON SHARES   $ 90.31        --
IVY FUNDS VIP MID CAP GROWTH...   0.50%   COMMON SHARES   $ 90.17        --
IVY FUNDS VIP MID CAP GROWTH...   0.70%   COMMON SHARES   $ 90.05        --
IVY FUNDS VIP MID CAP GROWTH...   0.80%   COMMON SHARES   $ 89.99        --
IVY FUNDS VIP MID CAP GROWTH...   0.90%   COMMON SHARES   $ 89.94         1
IVY FUNDS VIP MID CAP GROWTH...   0.95%   COMMON SHARES   $ 89.91         3
IVY FUNDS VIP MID CAP GROWTH...   1.00%   COMMON SHARES   $ 89.88        --
IVY FUNDS VIP MID CAP GROWTH...   1.10%   COMMON SHARES   $ 89.82         1
IVY FUNDS VIP MID CAP GROWTH...   1.20%   COMMON SHARES   $ 89.76        10
IVY FUNDS VIP MID CAP GROWTH...   1.25%   COMMON SHARES   $ 89.73         4
IVY FUNDS VIP MID CAP GROWTH...   1.34%   COMMON SHARES   $ 89.68        45
IVY FUNDS VIP MID CAP GROWTH...   1.45%   COMMON SHARES   $ 89.62        --

IVY FUNDS VIP SMALL CAP GROWTH.   0.25%   COMMON SHARES   $101.06        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $ 79.53        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $100.63        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $ 79.43        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $100.29        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.80%   COMMON SHARES   $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 79.33         1
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 99.95        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.95%   COMMON SHARES   $ 79.30         1
IVY FUNDS VIP SMALL CAP GROWTH.   1.00%   COMMON SHARES   $ 99.78        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                     --------- -------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%   COMMON SHARES   $ 99.61         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 79.17        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 99.44         9
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%   COMMON SHARES   $ 79.15         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%   COMMON SHARES   $ 79.10        19
IVY FUNDS VIP SMALL CAP GROWTH......................   1.45%   COMMON SHARES   $ 79.04        --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.25%   SERVICE SHARES  $ 93.05        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%   SERVICE SHARES  $ 92.74        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%   SERVICE SHARES  $ 92.49         3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%   SERVICE SHARES  $ 92.37        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%   SERVICE SHARES  $ 92.25        12
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%   SERVICE SHARES  $ 92.18        29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%   SERVICE SHARES  $ 92.12        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%   SERVICE SHARES  $ 92.00        15
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%   SERVICE SHARES  $ 91.87       123
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%   SERVICE SHARES  $ 91.81        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%   SERVICE SHARES  $ 91.70       285
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%   SERVICE SHARES  $ 82.12        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.25%   SERVICE CLASS   $104.51        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $104.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $108.94        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $103.72        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $108.65        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%   SERVICE CLASS   $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $103.36         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $108.36         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%   SERVICE CLASS   $108.29        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.00%   SERVICE CLASS   $103.19        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.10%   SERVICE CLASS   $103.01         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $102.84        75
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $107.92         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.25%   SERVICE CLASS   $107.85        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.34%   SERVICE CLASS   $107.72       157
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.45%   SERVICE CLASS   $ 91.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................   0.25%   SERVICE CLASS   $119.47        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.50%   SERVICE CLASS   $119.07        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.70%   SERVICE CLASS   $118.75        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.80%   SERVICE CLASS   $118.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.90%   SERVICE CLASS   $118.44         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.95%   SERVICE CLASS   $118.36         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.00%   SERVICE CLASS   $118.28        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.10%   SERVICE CLASS   $118.12         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.20%   SERVICE CLASS   $117.96         7
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.25%   SERVICE CLASS   $117.88         2
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.34%   SERVICE CLASS   $117.74        10
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.45%   SERVICE CLASS   $ 92.32        --

MFS(R) INVESTORS TRUST SERIES.......................   0.25%   SERVICE CLASS   $ 99.82        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $ 99.40        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $111.85        --
MFS(R) INVESTORS TRUST SERIES.......................   0.70%   SERVICE CLASS   $ 99.06        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.....   0.70%   SERVICE CLASS   $111.55         --
MFS(R) INVESTORS TRUST SERIES.....   0.80%   SERVICE CLASS   $ 98.89         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $ 98.72         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $111.25         --
MFS(R) INVESTORS TRUST SERIES.....   0.95%   SERVICE CLASS   $111.18          1
MFS(R) INVESTORS TRUST SERIES.....   1.00%   SERVICE CLASS   $ 98.56         --
MFS(R) INVESTORS TRUST SERIES.....   1.10%   SERVICE CLASS   $ 98.39          1
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $ 98.22         15
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $110.81          3
MFS(R) INVESTORS TRUST SERIES.....   1.25%   SERVICE CLASS   $110.73          1
MFS(R) INVESTORS TRUST SERIES.....   1.34%   SERVICE CLASS   $110.60         11
MFS(R) INVESTORS TRUST SERIES.....   1.45%   SERVICE CLASS   $ 90.30         --

MFS(R) TECHNOLOGY PORTFOLIO.......   0.25%   SERVICE CLASS   $120.43         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.50%   SERVICE CLASS   $120.03         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.70%   SERVICE CLASS   $119.71         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.80%   SERVICE CLASS   $119.55         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.90%   SERVICE CLASS   $119.39          1
MFS(R) TECHNOLOGY PORTFOLIO.......   0.95%   SERVICE CLASS   $119.31          4
MFS(R) TECHNOLOGY PORTFOLIO.......   1.00%   SERVICE CLASS   $119.23         --
MFS(R) TECHNOLOGY PORTFOLIO.......   1.10%   SERVICE CLASS   $119.07          2
MFS(R) TECHNOLOGY PORTFOLIO.......   1.20%   SERVICE CLASS   $118.91         19
MFS(R) TECHNOLOGY PORTFOLIO.......   1.25%   SERVICE CLASS   $118.83          6
MFS(R) TECHNOLOGY PORTFOLIO.......   1.34%   SERVICE CLASS   $118.68         48
MFS(R) TECHNOLOGY PORTFOLIO.......   1.45%   SERVICE CLASS   $ 92.48         --

MFS(R) UTILITIES SERIES...........   0.25%   SERVICE CLASS   $118.13         --
MFS(R) UTILITIES SERIES...........   0.50%   SERVICE CLASS   $117.74         --
MFS(R) UTILITIES SERIES...........   0.70%   SERVICE CLASS   $117.43          2
MFS(R) UTILITIES SERIES...........   0.80%   SERVICE CLASS   $117.27         --
MFS(R) UTILITIES SERIES...........   0.90%   SERVICE CLASS   $117.11          3
MFS(R) UTILITIES SERIES...........   0.95%   SERVICE CLASS   $117.03          7
MFS(R) UTILITIES SERIES...........   1.00%   SERVICE CLASS   $116.96         --
MFS(R) UTILITIES SERIES...........   1.10%   SERVICE CLASS   $116.80          4
MFS(R) UTILITIES SERIES...........   1.20%   SERVICE CLASS   $116.64         41
MFS(R) UTILITIES SERIES...........   1.25%   SERVICE CLASS   $116.56         12
MFS(R) UTILITIES SERIES...........   1.34%   SERVICE CLASS   $116.42        106
MFS(R) UTILITIES SERIES...........   1.45%   SERVICE CLASS   $ 94.91         --

MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         A         $ 93.39         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         A         $ 76.41         15
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         A         $ 93.90         49
MULTIMANAGER AGGRESSIVE EQUITY....   1.00%         A         $106.78         --
MULTIMANAGER AGGRESSIVE EQUITY....   1.20%         A         $ 81.89         21
MULTIMANAGER AGGRESSIVE EQUITY***.   1.34%         A         $ 69.95      5,698
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $120.51        729
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $126.88         27
MULTIMANAGER AGGRESSIVE EQUITY....   1.45%         A         $ 66.42          5
MULTIMANAGER AGGRESSIVE EQUITY....   0.25%         B         $ 72.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         B         $ 70.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         B         $ 75.09         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.80%         B         $166.25         --
MULTIMANAGER AGGRESSIVE EQUITY***.   0.90%         B         $ 57.71         14
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         B         $ 69.43          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......   0.95%         B         $ 72.79        84
MULTIMANAGER AGGRESSIVE EQUITY.......   1.00%         B         $137.04        --
MULTIMANAGER AGGRESSIVE EQUITY.......   1.10%         B         $ 71.44         9
MULTIMANAGER AGGRESSIVE EQUITY.......   1.20%         B         $ 66.45       170
MULTIMANAGER AGGRESSIVE EQUITY.......   1.25%         B         $ 76.41        17
MULTIMANAGER AGGRESSIVE EQUITY.......   1.30%         B         $ 88.48         4

MULTIMANAGER CORE BOND...............   0.25%         B         $159.10        --
MULTIMANAGER CORE BOND...............   0.50%         B         $155.17        --
MULTIMANAGER CORE BOND...............   0.70%         B         $133.26        --
MULTIMANAGER CORE BOND...............   0.70%         B         $152.07         1
MULTIMANAGER CORE BOND...............   0.80%         B         $119.85        --
MULTIMANAGER CORE BOND...............   0.90%         B         $131.41        --
MULTIMANAGER CORE BOND...............   0.90%         B         $149.04        13
MULTIMANAGER CORE BOND...............   0.95%         B         $148.29       115
MULTIMANAGER CORE BOND...............   1.00%         B         $147.55        --
MULTIMANAGER CORE BOND...............   1.10%         B         $146.06        28
MULTIMANAGER CORE BOND...............   1.20%         B         $128.66        --
MULTIMANAGER CORE BOND...............   1.20%         B         $144.59       110
MULTIMANAGER CORE BOND...............   1.25%         B         $126.07        82
MULTIMANAGER CORE BOND...............   1.30%         B         $124.83         5
MULTIMANAGER CORE BOND...............   1.34%         B         $142.56       487
MULTIMANAGER CORE BOND...............   1.35%         B         $142.41         3
MULTIMANAGER CORE BOND...............   1.45%         B         $140.97        --

MULTIMANAGER INTERNATIONAL EQUITY....   0.25%         B         $119.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.50%         B         $116.60        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $ 95.63        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $114.27         1
MULTIMANAGER INTERNATIONAL EQUITY....   0.80%         B         $138.81        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $ 94.29        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $112.00        12
MULTIMANAGER INTERNATIONAL EQUITY....   0.95%         B         $111.43        42
MULTIMANAGER INTERNATIONAL EQUITY....   1.00%         B         $110.87        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.10%         B         $109.76         4
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $ 87.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $108.65        51
MULTIMANAGER INTERNATIONAL EQUITY....   1.25%         B         $ 57.75         9
MULTIMANAGER INTERNATIONAL EQUITY....   1.30%         B         $ 67.11         2
MULTIMANAGER INTERNATIONAL EQUITY....   1.34%         B         $107.12       354
MULTIMANAGER INTERNATIONAL EQUITY***.   1.34%         B         $123.75        14
MULTIMANAGER INTERNATIONAL EQUITY....   1.35%         B         $107.01        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.45%         B         $105.93        --

MULTIMANAGER LARGE CAP CORE EQUITY...   0.25%         B         $111.89        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.50%         B         $109.12        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $102.47        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $106.95        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.80%         B         $155.73        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $101.05        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $103.76        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $104.81         2
MULTIMANAGER LARGE CAP CORE EQUITY...   0.95%         B         $104.29         8
MULTIMANAGER LARGE CAP CORE EQUITY...   1.00%         B         $103.76        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                    --------- -------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $102.72         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $ 98.93        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $101.68        16
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $ 75.18         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $ 83.87         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $100.25        95
MULTIMANAGER LARGE CAP CORE EQUITY.   1.35%         B         $100.15        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $ 99.14        --

MULTIMANAGER LARGE CAP VALUE.......   0.25%         B         $127.59        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $124.43        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $104.95        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $121.95         3
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $158.07        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $103.49        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $119.52         4
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $118.92        49
MULTIMANAGER LARGE CAP VALUE.......   1.00%         B         $118.32        --
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $117.13         5
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $101.33        --
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $115.95        62
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $ 73.75        10
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $ 82.97         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $114.32       279
MULTIMANAGER LARGE CAP VALUE.......   1.35%         B         $114.20        --
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $113.05        --

MULTIMANAGER MID CAP GROWTH........   0.25%         B         $119.36        --
MULTIMANAGER MID CAP GROWTH........   0.50%         B         $116.41        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $114.08         1
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $123.55        --
MULTIMANAGER MID CAP GROWTH........   0.80%         B         $183.07        --
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $111.81         6
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $121.83        --
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $111.25        41
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $110.69        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $109.57         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $108.47        64
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $113.13        --
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $ 87.26         9
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $101.26         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $106.94       437
MULTIMANAGER MID CAP GROWTH***.....   1.34%         B         $159.94         8
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $106.83        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $105.75        --

MULTIMANAGER MID CAP VALUE.........   0.25%         B         $145.56        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $141.96        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $121.55        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $139.12         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $181.17        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $119.86        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $136.35         8
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $135.66        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.......   1.00%         B         $134.98        --
MULTIMANAGER MID CAP VALUE.......   1.10%         B         $133.62         6
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $111.30        --
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $132.28        49
MULTIMANAGER MID CAP VALUE.......   1.25%         B         $ 84.09        14
MULTIMANAGER MID CAP VALUE.......   1.30%         B         $ 96.63         2
MULTIMANAGER MID CAP VALUE.......   1.34%         B         $130.42       316
MULTIMANAGER MID CAP VALUE***....   1.34%         B         $166.07         5
MULTIMANAGER MID CAP VALUE.......   1.35%         B         $130.28        --
MULTIMANAGER MID CAP VALUE.......   1.45%         B         $128.97        --

MULTIMANAGER MULTI-SECTOR BOND...   0.50%         A         $ 98.22        --
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         A         $113.93         2
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         A         $148.19        11
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         A         $159.78        --
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         A         $123.83         5
MULTIMANAGER MULTI-SECTOR BOND...   1.34%         A         $163.72       522
MULTIMANAGER MULTI-SECTOR BOND...   1.35%         A         $174.49         5
MULTIMANAGER MULTI-SECTOR BOND...   1.45%         A         $ 95.68         1
MULTIMANAGER MULTI-SECTOR BOND...   0.25%         B         $130.89        --
MULTIMANAGER MULTI-SECTOR BOND...   0.50%         B         $127.26         1
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         B         $118.98        --
MULTIMANAGER MULTI-SECTOR BOND...   0.80%         B         $122.71        --
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         B         $100.07         5
MULTIMANAGER MULTI-SECTOR BOND...   0.95%         B         $115.34        96
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         B         $134.80        --
MULTIMANAGER MULTI-SECTOR BOND...   1.10%         B         $113.20        12
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         B         $ 95.71       134
MULTIMANAGER MULTI-SECTOR BOND...   1.25%         B         $ 89.29        34
MULTIMANAGER MULTI-SECTOR BOND...   1.30%         B         $ 93.07         7

MULTIMANAGER SMALL CAP GROWTH....   0.00%         B         $118.32        --
MULTIMANAGER SMALL CAP GROWTH....   0.25%         B         $116.20        --
MULTIMANAGER SMALL CAP GROWTH....   0.50%         B         $114.12        --
MULTIMANAGER SMALL CAP GROWTH....   0.70%         B         $112.47         1
MULTIMANAGER SMALL CAP GROWTH....   0.80%         B         $170.34        --
MULTIMANAGER SMALL CAP GROWTH....   0.90%         B         $110.84         5
MULTIMANAGER SMALL CAP GROWTH....   0.95%         B         $110.44        24
MULTIMANAGER SMALL CAP GROWTH....   1.00%         B         $110.04        --
MULTIMANAGER SMALL CAP GROWTH....   1.10%         B         $109.24         3
MULTIMANAGER SMALL CAP GROWTH....   1.20%         B         $108.44        35
MULTIMANAGER SMALL CAP GROWTH....   1.25%         B         $ 73.60         5
MULTIMANAGER SMALL CAP GROWTH....   1.30%         B         $ 84.29         1
MULTIMANAGER SMALL CAP GROWTH***.   1.34%         B         $106.67        14
MULTIMANAGER SMALL CAP GROWTH....   1.34%         B         $107.34       276
MULTIMANAGER SMALL CAP GROWTH....   1.35%         B         $107.26         1
MULTIMANAGER SMALL CAP GROWTH....   1.45%         B         $106.47        --

MULTIMANAGER SMALL CAP VALUE.....   0.25%         B         $167.79        --
MULTIMANAGER SMALL CAP VALUE.....   0.50%         B         $163.11        --
MULTIMANAGER SMALL CAP VALUE.....   0.70%         B         $169.13         1
MULTIMANAGER SMALL CAP VALUE.....   0.80%         B         $187.54        --
MULTIMANAGER SMALL CAP VALUE.....   0.90%         B         $164.97        12
MULTIMANAGER SMALL CAP VALUE.....   0.95%         B         $129.37        42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                       --------- -------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................   1.00%         B         $162.93        --
MULTIMANAGER SMALL CAP VALUE..........................   1.10%         B         $160.90         2
MULTIMANAGER SMALL CAP VALUE..........................   1.20%         B         $158.90        57
MULTIMANAGER SMALL CAP VALUE..........................   1.25%         B         $ 71.74         3
MULTIMANAGER SMALL CAP VALUE..........................   1.30%         B         $ 78.35        --
MULTIMANAGER SMALL CAP VALUE***.......................   1.34%         B         $154.82        19
MULTIMANAGER SMALL CAP VALUE..........................   1.34%         B         $156.14       559
MULTIMANAGER SMALL CAP VALUE..........................   1.35%         B         $155.94         1
MULTIMANAGER SMALL CAP VALUE..........................   1.45%         B         $120.74        --

MULTIMANAGER TECHNOLOGY...............................   0.25%         B         $122.85        --
MULTIMANAGER TECHNOLOGY...............................   0.50%         B         $119.81         1
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $117.42         3
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $133.23        --
MULTIMANAGER TECHNOLOGY...............................   0.80%         B         $180.28        --
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $115.08        10
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $131.38        --
MULTIMANAGER TECHNOLOGY***............................   0.90%         B         $121.29        --
MULTIMANAGER TECHNOLOGY...............................   0.95%         B         $114.50        45
MULTIMANAGER TECHNOLOGY...............................   1.00%         B         $113.93        --
MULTIMANAGER TECHNOLOGY...............................   1.10%         B         $112.78        10
MULTIMANAGER TECHNOLOGY...............................   1.20%         B         $111.64       131
MULTIMANAGER TECHNOLOGY...............................   1.25%         B         $ 92.73        18
MULTIMANAGER TECHNOLOGY...............................   1.30%         B         $108.96         3
MULTIMANAGER TECHNOLOGY...............................   1.34%         B         $110.07       750
MULTIMANAGER TECHNOLOGY***............................   1.34%         B         $170.97         4
MULTIMANAGER TECHNOLOGY...............................   1.35%         B         $109.96         2
MULTIMANAGER TECHNOLOGY...............................   1.45%         B         $108.85         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.25%   SERVICE CLASS   $106.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.50%   SERVICE CLASS   $106.07        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.70%   SERVICE CLASS   $105.70        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.80%   SERVICE CLASS   $105.53        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.90%   SERVICE CLASS   $105.35        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.00%   SERVICE CLASS   $105.17        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.10%   SERVICE CLASS   $104.99        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.20%   SERVICE CLASS   $104.81         2

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.25%   ADVISOR CLASS   $114.35        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.50%   ADVISOR CLASS   $113.87        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.70%   ADVISOR CLASS   $113.48        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.80%   ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.90%   ADVISOR CLASS   $113.09         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.00%   ADVISOR CLASS   $112.90        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.10%   ADVISOR CLASS   $112.71        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.20%   ADVISOR CLASS   $112.52        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                               UNITS
                        CONTRACT                            OUTSTANDING
                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                        --------- -------------- ---------- -----------
TARGET 2015 ALLOCATION.   0.00%         B         $104.99        --
TARGET 2015 ALLOCATION.   0.25%         B         $103.60        --
TARGET 2015 ALLOCATION.   0.50%         B         $102.23        --
TARGET 2015 ALLOCATION.   0.70%         B         $101.14         1
TARGET 2015 ALLOCATION.   0.80%         B         $144.19        --
TARGET 2015 ALLOCATION.   0.90%         B         $100.06        14
TARGET 2015 ALLOCATION.   0.95%         B         $ 99.80         8
TARGET 2015 ALLOCATION.   1.00%         B         $ 99.53        --
TARGET 2015 ALLOCATION.   1.10%         B         $ 99.00         4
TARGET 2015 ALLOCATION.   1.20%         B         $ 98.46        22
TARGET 2015 ALLOCATION.   1.25%         B         $ 85.09        11
TARGET 2015 ALLOCATION.   1.30%         B         $ 93.48        --
TARGET 2015 ALLOCATION.   1.34%         B         $ 97.73       156
TARGET 2015 ALLOCATION.   1.35%         B         $ 97.67         1
TARGET 2015 ALLOCATION.   1.45%         B         $ 97.15        --

TARGET 2025 ALLOCATION.   0.00%         B         $101.46        --
TARGET 2025 ALLOCATION.   0.25%         B         $100.12        --
TARGET 2025 ALLOCATION.   0.50%         B         $ 98.80        --
TARGET 2025 ALLOCATION.   0.70%         B         $ 97.74         3
TARGET 2025 ALLOCATION.   0.80%         B         $151.51        --
TARGET 2025 ALLOCATION.   0.90%         B         $ 96.70        19
TARGET 2025 ALLOCATION.   0.95%         B         $ 96.44        10
TARGET 2025 ALLOCATION.   1.00%         B         $ 96.19        --
TARGET 2025 ALLOCATION.   1.10%         B         $ 95.67        13
TARGET 2025 ALLOCATION.   1.20%         B         $ 95.16        50
TARGET 2025 ALLOCATION.   1.25%         B         $ 80.89         9
TARGET 2025 ALLOCATION.   1.30%         B         $ 89.94        --
TARGET 2025 ALLOCATION.   1.34%         B         $ 94.44       202
TARGET 2025 ALLOCATION.   1.35%         B         $ 94.39        --
TARGET 2025 ALLOCATION.   1.45%         B         $ 93.88        --

TARGET 2035 ALLOCATION.   0.00%         B         $ 99.35        --
TARGET 2035 ALLOCATION.   0.25%         B         $ 98.03        --
TARGET 2035 ALLOCATION.   0.50%         B         $ 96.73        --
TARGET 2035 ALLOCATION.   0.70%         B         $ 95.70         2
TARGET 2035 ALLOCATION.   0.80%         B         $157.27        --
TARGET 2035 ALLOCATION.   0.90%         B         $ 94.68        13
TARGET 2035 ALLOCATION.   0.95%         B         $ 94.43         7
TARGET 2035 ALLOCATION.   1.00%         B         $ 94.18        --
TARGET 2035 ALLOCATION.   1.10%         B         $ 93.67        11
TARGET 2035 ALLOCATION.   1.20%         B         $ 93.17        45
TARGET 2035 ALLOCATION.   1.25%         B         $ 77.97         9
TARGET 2035 ALLOCATION.   1.30%         B         $ 87.66        --
TARGET 2035 ALLOCATION.   1.34%         B         $ 92.47       171
TARGET 2035 ALLOCATION.   1.35%         B         $ 92.42        --
TARGET 2035 ALLOCATION.   1.45%         B         $ 91.92        --

TARGET 2045 ALLOCATION.   0.00%         B         $ 96.35        --
TARGET 2045 ALLOCATION.   0.25%         B         $ 95.07        --
TARGET 2045 ALLOCATION.   0.50%         B         $ 93.82        --
TARGET 2045 ALLOCATION.   0.70%         B         $ 92.82        --
TARGET 2045 ALLOCATION.   0.80%         B         $162.44        --
TARGET 2045 ALLOCATION.   0.90%         B         $ 91.83         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
TARGET 2045 ALLOCATION................   0.95%         B         $ 91.58         5
TARGET 2045 ALLOCATION................   1.00%         B         $ 91.34        --
TARGET 2045 ALLOCATION................   1.10%         B         $ 90.85         8
TARGET 2045 ALLOCATION................   1.20%         B         $ 90.36        32
TARGET 2045 ALLOCATION................   1.25%         B         $ 74.41         3
TARGET 2045 ALLOCATION................   1.30%         B         $ 84.60        --
TARGET 2045 ALLOCATION................   1.34%         B         $ 89.68       122
TARGET 2045 ALLOCATION................   1.35%         B         $ 89.63        --
TARGET 2045 ALLOCATION................   1.45%         B         $ 89.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.25%      CLASS 2      $103.81        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%      CLASS 2      $103.37        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%      CLASS 2      $103.02        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%      CLASS 2      $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%      CLASS 2      $102.67         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%      CLASS 2      $102.49        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%      CLASS 2      $102.32         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%      CLASS 2      $102.14        63

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.00%   CLASS S SHARES  $ 83.66        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.25%   CLASS S SHARES  $ 83.52        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%   CLASS S SHARES  $ 83.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%   CLASS S SHARES  $ 83.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%   CLASS S SHARES  $ 83.23        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%   CLASS S SHARES  $ 83.18         2
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%   CLASS S SHARES  $ 83.15         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%   CLASS S SHARES  $ 83.12        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%   CLASS S SHARES  $ 83.07         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%   CLASS S SHARES  $ 83.02        17
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%   CLASS S SHARES  $ 82.99         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%   CLASS S SHARES  $ 82.94        44
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%   CLASS S SHARES  $ 82.88        --

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
**Contract charges reflect annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
***This Variable Investment Option is subject to a maximum expense limitation
   (See Note 7).


                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                AMERICAN CENTURY
                                                                    ALL ASSET   VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION*        FUND        ALLOCATION*    STRATEGY*
                                                                   -----------  ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   366,992      $ 14,865      $  4,938,646  $   387,015
  Expenses:
   Less: Asset-based charges......................................     237,564        12,372         4,682,658      367,704
   Less: Reduction for expense limitation.........................          --            --                --           --
                                                                   -----------      --------      ------------  -----------
   Net Expenses...................................................     237,564        12,372         4,682,658      367,704
                                                                   -----------      --------      ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................     129,428         2,493           255,988       19,311
                                                                   -----------      --------      ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     263,078        12,264        (4,475,318)     231,093
   Realized gain distribution from The Trusts.....................     566,880        19,622         9,297,872      458,405
                                                                   -----------      --------      ------------  -----------
  Net realized gain (loss)........................................     829,958        31,886         4,822,554      689,498
                                                                   -----------      --------      ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,112,108)      (52,670)      (38,727,822)  (1,867,333)
                                                                   -----------      --------      ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,282,150)      (20,784)      (33,905,268)  (1,177,835)
                                                                   -----------      --------      ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,152,722)     $(18,291)     $(33,649,280) $(1,158,524)
                                                                   ===========      ========      ============  ===========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,921,312       $  69,229
  Expenses:
   Less: Asset-based charges......................................     1,360,244          64,277
   Less: Reduction for expense limitation.........................            --              --
                                                                     -----------       ---------
   Net Expenses...................................................     1,360,244          64,277
                                                                     -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................       561,068           4,952
                                                                     -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,170,888          20,172
   Realized gain distribution from The Trusts.....................     2,200,640          85,969
                                                                     -----------       ---------
  Net realized gain (loss)........................................     3,371,528         106,141
                                                                     -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.    (3,341,680)       (283,295)
                                                                     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        29,848        (177,154)
                                                                     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   590,916       $(172,202)
                                                                     ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 32,759        $ 2,499,290    $  16,951  $ 27,171,376
  Expenses:
   Less: Asset-based charges......................................       22,233          2,000,223       16,605    22,372,957
   Less: Reduction for expense limitation.........................           --                 --           --    (4,947,035)
                                                                       --------        -----------    ---------  ------------
   Net Expenses...................................................       22,233          2,000,223       16,605    17,425,922
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       10,526            499,067          346     9,745,454
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        9,158           (951,441)     (59,734)  (26,377,560)
   Realized gain distribution from The Trusts.....................       25,098          3,757,085       22,731    37,842,918
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................       34,256          2,805,644      (37,003)   11,465,358
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (51,339)        (6,722,347)     (86,659)  (72,874,301)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (17,083)        (3,916,703)    (123,662)  (61,408,943)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (6,557)       $(3,417,636)   $(123,316) $(51,663,489)
                                                                       ========        ===========    =========  ============

                                                                    AXA MODERATE-   AXA TACTICAL
                                                                   PLUS ALLOCATION* MANAGER 2000*
                                                                   ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 12,094,362     $     291
  Expenses:
   Less: Asset-based charges......................................     10,597,827        13,247
   Less: Reduction for expense limitation.........................             --            --
                                                                     ------------     ---------
   Net Expenses...................................................     10,597,827        13,247
                                                                     ------------     ---------

NET INVESTMENT INCOME (LOSS)......................................      1,496,535       (12,956)
                                                                     ------------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (39,084,742)      (39,394)
   Realized gain distribution from The Trusts.....................     21,673,353        25,900
                                                                     ------------     ---------
  Net realized gain (loss)........................................    (17,411,389)      (13,494)
                                                                     ------------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (37,194,527)     (125,693)
                                                                     ------------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (54,605,916)     (139,187)
                                                                     ------------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(53,109,381)    $(152,143)
                                                                     ============     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                              AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN
                                                                   MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*
                                                                   ------------ ------------ -------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $     959    $  16,697     $  45,167        $         --
  Expenses:
   Less: Asset-based charges......................................     26,462       32,187        24,767           4,072,287
   Less: Reduction for expense limitation.........................         --           --            --                  --
                                                                    ---------    ---------     ---------        ------------
   Net Expenses...................................................     26,462       32,187        24,767           4,072,287
                                                                    ---------    ---------     ---------        ------------

NET INVESTMENT INCOME (LOSS)......................................    (25,503)     (15,490)       20,400          (4,072,287)
                                                                    ---------    ---------     ---------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (24,099)      45,006       (31,888)         14,591,389
   Realized gain distribution from The Trusts.....................     57,164       42,458        19,375          12,178,600
                                                                    ---------    ---------     ---------        ------------
  Net realized gain (loss)........................................     33,065       87,464       (12,513)         26,769,989
                                                                    ---------    ---------     ---------        ------------

  Change in unrealized appreciation (depreciation) of investments.   (372,562)    (262,625)     (527,359)        (27,399,164)
                                                                    ---------    ---------     ---------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (339,497)    (175,161)     (539,872)           (629,175)
                                                                    ---------    ---------     ---------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(365,000)   $(190,651)    $(519,472)       $ (4,701,462)
                                                                    =========    =========     =========        ============

                                                                   EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                   SMALL CAP VALUE BASIC VALUE
                                                                        CORE*        EQUITY*
                                                                   --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    19,887   $  5,146,059
  Expenses:
   Less: Asset-based charges......................................       190,041      5,238,338
   Less: Reduction for expense limitation.........................            --             --
                                                                     -----------   ------------
   Net Expenses...................................................       190,041      5,238,338
                                                                     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................      (170,154)       (92,279)
                                                                     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,245,770    (17,546,709)
   Realized gain distribution from The Trusts.....................            --             --
                                                                     -----------   ------------
  Net realized gain (loss)........................................     1,245,770    (17,546,709)
                                                                     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (2,698,932)      (571,028)
                                                                     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,453,162)   (18,117,737)
                                                                     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,623,316)  $(18,210,016)
                                                                     ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                                                       INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                                                   --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,054,047    $  90,071   $ 1,148,843   $ 30,051,149
  Expenses:
   Less: Asset-based charges......................................       726,875      306,232     2,099,567     29,478,963
   Less: Reduction for expense limitation.........................            --           --            --     (1,786,315)
                                                                     -----------    ---------   -----------   ------------
   Net Expenses...................................................       726,875      306,232     2,099,567     27,692,648
                                                                     -----------    ---------   -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................       327,172     (216,161)     (950,724)     2,358,501
                                                                     -----------    ---------   -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
   Realized gain distribution from The Trusts.....................            --           --            --             --
                                                                     -----------    ---------   -----------   ------------
  Net realized gain (loss)........................................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
                                                                     -----------    ---------   -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.       (64,453)     488,486     8,749,797     16,325,355
                                                                     -----------    ---------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,186,241)    (110,287)    5,380,628    (10,481,626)
                                                                     -----------    ---------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (859,069)   $(326,448)  $ 4,429,904   $ (8,123,125)
                                                                     ===========    =========   ===========   ============

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK
                                                                      INDEX*        VENTURE*
                                                                   ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,302,794     $    83,418
  Expenses:
   Less: Asset-based charges......................................   1,567,810         348,024
   Less: Reduction for expense limitation.........................          --              --
                                                                   -----------     -----------
   Net Expenses...................................................   1,567,810         348,024
                                                                   -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     734,984        (264,606)
                                                                   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (3,003,652)      2,525,168
   Realized gain distribution from The Trusts.....................          --              --
                                                                   -----------     -----------
  Net realized gain (loss)........................................  (3,003,652)      2,525,168
                                                                   -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.   6,541,464      (3,942,795)
                                                                   -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,537,812      (1,417,627)
                                                                   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 4,272,796     $(1,682,233)
                                                                   ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                   EQ/FRANKLIN
                                                                   EQ/EQUITY 500 EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                                      INDEX*          PLUS*          BALANCED*     ALLOCATION*
                                                                   ------------- ---------------- ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $13,189,595    $    907,398     $ 2,470,185    $   904,480
  Expenses:
   Less: Asset-based charges......................................   10,262,636       4,517,455         983,530        632,746
   Less: Reduction for expense limitation.........................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
   Net Expenses...................................................   10,262,636       4,517,455         983,530        632,746
                                                                    -----------    ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    2,926,959      (3,610,057)      1,486,655        271,734
                                                                    -----------    ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
   Realized gain distribution from The Trusts.....................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
  Net realized gain (loss)........................................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
                                                                    -----------    ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (1,949,901)     (8,979,323)        418,488     (2,398,689)
                                                                    -----------    ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,048,106     (21,268,920)     (2,326,073)    (3,162,012)
                                                                    -----------    ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 3,975,065    $(24,878,977)    $  (839,418)   $(2,890,278)
                                                                    ===========    ============     ===========    ===========

                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                   AND ACQUISITIONS* COMPANY VALUE*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $    36,411     $    279,937
  Expenses:
   Less: Asset-based charges......................................        253,735        4,663,035
   Less: Reduction for expense limitation.........................             --               --
                                                                      -----------     ------------
   Net Expenses...................................................        253,735        4,663,035
                                                                      -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................       (217,324)      (4,383,098)
                                                                      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        742,792       28,353,810
   Realized gain distribution from The Trusts.....................        724,769        4,038,676
                                                                      -----------     ------------
  Net realized gain (loss)........................................      1,467,561       32,392,486
                                                                      -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     (1,261,342)     (45,736,303)
                                                                      -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        206,219      (13,343,817)
                                                                      -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $   (11,105)    $(17,726,915)
                                                                      ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   EQ/INTERMEDIATE
                                                                   EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND
                                                                       PLUS*       SECTOR EQUITY*      INDEX*
                                                                   -------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $2,758,612     $  7,124,310     $  554,038
  Expenses:
   Less: Asset-based charges......................................      998,208        5,307,334      1,192,725
   Less: Reduction for expense limitation.........................           --               --         (5,281)
                                                                     ----------     ------------     ----------
   Net Expenses...................................................      998,208        5,307,334      1,187,444
                                                                     ----------     ------------     ----------

NET INVESTMENT INCOME (LOSS)......................................    1,760,404        1,816,976       (633,406)
                                                                     ----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      788,516      (12,023,887)       320,881
   Realized gain distribution from The Trusts.....................      284,544               --             --
                                                                     ----------     ------------     ----------
  Net realized gain (loss)........................................    1,073,060      (12,023,887)       320,881
                                                                     ----------     ------------     ----------

  Change in unrealized appreciation (depreciation) of investments.     (436,441)     (45,247,524)     4,141,063
                                                                     ----------     ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      636,619      (57,271,411)     4,461,944
                                                                     ----------     ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $2,397,023     $(55,454,435)    $3,828,538
                                                                     ==========     ============     ==========

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,894,069     $ 13,617,871     $  4,590,381
  Expenses:
   Less: Asset-based charges......................................      1,808,675        6,039,524        3,073,369
   Less: Reduction for expense limitation.........................             --               --               --
                                                                     ------------     ------------     ------------
   Net Expenses...................................................      1,808,675        6,039,524        3,073,369
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................      2,085,394        7,578,347        1,517,012
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,894,704)     (26,743,984)     (27,918,441)
   Realized gain distribution from The Trusts.....................             --               --               --
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................     (6,894,704)     (26,743,984)     (27,918,441)
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (21,642,141)     (40,823,026)     (15,263,773)
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (28,536,845)     (67,567,010)     (43,182,214)
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(26,451,451)    $(59,988,663)    $(41,665,202)
                                                                     ============     ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   490,796       $ 155,963      $ 1,070,318  $    962,880
  Expenses:
   Less: Asset-based charges......................................      615,594         194,544        1,581,992     3,153,201
   Less: Reduction for expense limitation.........................           --              --               --            --
                                                                    -----------       ---------      -----------  ------------
   Net Expenses...................................................      615,594         194,544        1,581,992     3,153,201
                                                                    -----------       ---------      -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     (124,798)        (38,581)        (511,674)   (2,190,321)
                                                                    -----------       ---------      -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,479,571)       (733,527)       4,003,589    11,477,691
   Realized gain distribution from The Trusts.....................           --         462,717               --            --
                                                                    -----------       ---------      -----------  ------------
  Net realized gain (loss)........................................   (5,479,571)       (270,810)       4,003,589    11,477,691
                                                                    -----------       ---------      -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.    2,446,530        (510,019)      (2,093,917)  (18,354,576)
                                                                    -----------       ---------      -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (3,033,041)       (780,829)       1,909,672    (6,876,885)
                                                                    -----------       ---------      -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(3,157,839)      $(819,410)     $ 1,397,998  $ (9,067,206)
                                                                    ===========       =========      ===========  ============

                                                                   EQ/LARGE CAP EQ/LARGE CAP
                                                                   VALUE INDEX* VALUE PLUS*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  509,522  $  9,962,210
  Expenses:
   Less: Asset-based charges......................................     359,550    10,017,531
   Less: Reduction for expense limitation.........................          --            --
                                                                    ----------  ------------
   Net Expenses...................................................     359,550    10,017,531
                                                                    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     149,972       (55,321)
                                                                    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,765,812   (73,868,687)
   Realized gain distribution from The Trusts.....................          --            --
                                                                    ----------  ------------
  Net realized gain (loss)........................................   1,765,812   (73,868,687)
                                                                    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.     133,059    28,991,504
                                                                    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,898,871   (44,877,183)
                                                                    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,048,843  $(44,932,504)
                                                                    ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      EQ/MFS
                                                                   EQ/LORD ABBETT  INTERNATIONAL
                                                                   LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                                   --------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   306,011   $    446,398    $  2,027,279
  Expenses:
   Less: Asset-based charges......................................       545,376        858,384       4,177,196
   Less: Reduction for expense limitation.........................            --             --              --
                                                                     -----------   ------------    ------------
   Net Expenses...................................................       545,376        858,384       4,177,196
                                                                     -----------   ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      (239,365)      (411,986)     (2,149,917)
                                                                     -----------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,069,132      6,012,328     (18,441,002)
   Realized gain distribution from The Trusts.....................            --      1,828,234              --
                                                                     -----------   ------------    ------------
  Net realized gain (loss)........................................     3,069,132      7,840,562     (18,441,002)
                                                                     -----------   ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.    (7,462,522)   (15,801,239)      9,588,070
                                                                     -----------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,393,390)    (7,960,677)     (8,852,932)
                                                                     -----------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(4,632,755)  $ (8,372,663)   $(11,002,849)
                                                                     ===========   ============    ============

                                                                   EQ/MID CAP VALUE                    EQ/MONTAG &
                                                                        PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,847,515     $    12,043      $   192,046
  Expenses:
   Less: Asset-based charges......................................      5,972,695       1,406,473          495,422
   Less: Reduction for expense limitation.........................             --              --               --
                                                                     ------------     -----------      -----------
   Net Expenses...................................................      5,972,695       1,406,473          495,422
                                                                     ------------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,125,180)     (1,394,430)        (303,376)
                                                                     ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (12,214,715)            283        3,702,704
   Realized gain distribution from The Trusts.....................             --              --               --
                                                                     ------------     -----------      -----------
  Net realized gain (loss)........................................    (12,214,715)            283        3,702,704
                                                                     ------------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    (33,642,474)        (12,801)      (2,773,412)
                                                                     ------------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (45,857,189)        (12,518)         929,292
                                                                     ------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(47,982,369)    $(1,406,948)     $   625,916
                                                                     ============     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                       GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                                   --------------- --------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    492,218     $   259,549    $   390,720    $   649,490
  Expenses:
   Less: Asset-based charges......................................     2,468,975         372,835        602,531      1,663,570
   Less: Reduction for expense limitation.........................            --              --             --             --
                                                                    ------------     -----------    -----------    -----------
   Net Expenses...................................................     2,468,975         372,835        602,531      1,663,570
                                                                    ------------     -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,976,757)       (113,286)      (211,811)    (1,014,080)
                                                                    ------------     -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    22,681,385      (1,195,134)     3,420,505        649,685
   Realized gain distribution from The Trusts.....................    14,540,207              --             --             --
                                                                    ------------     -----------    -----------    -----------
  Net realized gain (loss)........................................    37,221,592      (1,195,134)     3,420,505        649,685
                                                                    ------------     -----------    -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (54,723,297)       (265,812)    (8,792,992)    (1,512,560)
                                                                    ------------     -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (17,501,705)     (1,460,946)    (5,372,487)      (862,875)
                                                                    ------------     -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(19,478,462)    $(1,574,232)   $(5,584,298)   $(1,876,955)
                                                                    ============     ===========    ===========    ===========

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                        PLUS*           INDEX*
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,604,662     $  1,248,152
  Expenses:
   Less: Asset-based charges......................................     1,867,080        2,345,840
   Less: Reduction for expense limitation.........................            --               --
                                                                     -----------     ------------
   Net Expenses...................................................     1,867,080        2,345,840
                                                                     -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................     1,737,582       (1,097,688)
                                                                     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (4,530,559)      (4,052,125)
   Realized gain distribution from The Trusts.....................            --       15,980,526
                                                                     -----------     ------------
  Net realized gain (loss)........................................    (4,530,559)      11,928,401
                                                                     -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     2,992,344      (20,321,282)
                                                                     -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,538,215)      (8,392,881)
                                                                     -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   199,367     $ (9,490,569)
                                                                     ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                                                   ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $   574,634     $   153,338    $   325,048
  Expenses:
   Less: Asset-based charges......................................     1,876,684         403,875         269,836        301,300
   Less: Reduction for expense limitation.........................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
   Net Expenses...................................................     1,876,684         403,875         269,836        301,300
                                                                     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,876,684)        170,759        (116,498)        23,748
                                                                     -----------     -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (206,698)        644,583         920,554        929,847
   Realized gain distribution from The Trusts.....................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
  Net realized gain (loss)........................................      (206,698)        644,583         920,554        929,847
                                                                     -----------     -----------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (3,004,834)     (3,903,762)     (1,577,193)    (1,730,649)
                                                                     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (3,211,532)     (3,259,179)       (656,639)      (800,802)
                                                                     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(5,088,216)    $(3,088,420)    $  (773,137)   $  (777,054)
                                                                     ===========     ===========     ===========    ===========

                                                                                  FIDELITY(R) VIP
                                                                   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                   OMEGA GROWTH*     PORTFOLIO
                                                                   -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $         --    $   574,632
  Expenses:
   Less: Asset-based charges......................................     1,158,374        574,437
   Less: Reduction for expense limitation.........................            --             --
                                                                    ------------    -----------
   Net Expenses...................................................     1,158,374        574,437
                                                                    ------------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,158,374)           195
                                                                    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     7,571,944        551,802
   Realized gain distribution from The Trusts.....................     1,641,899             --
                                                                    ------------    -----------
  Net realized gain (loss)........................................     9,213,843        551,802
                                                                    ------------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (15,708,514)    (3,552,175)
                                                                    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (6,494,671)    (3,000,373)
                                                                    ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (7,653,045)   $(3,000,178)
                                                                    ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                    EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                                                      PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND
                                                                   --------------- ------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 15,062          $     932          $  20,972
  Expenses:
   Less: Asset-based charges......................................       4,701             34,822             18,769
   Less: Reduction for expense limitation.........................          --                 --                 --
                                                                      --------          ---------          ---------
   Net Expenses...................................................       4,701             34,822             18,769
                                                                      --------          ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      10,361            (33,890)             2,203
                                                                      --------          ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,484             60,677            (30,733)
   Realized gain distribution from The Trusts.....................          --              7,324                 --
                                                                      --------          ---------          ---------
  Net realized gain (loss)........................................       7,484             68,001            (30,733)
                                                                      --------          ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (20,496)          (474,238)           (84,427)
                                                                      --------          ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (13,012)          (406,237)          (115,160)
                                                                      --------          ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (2,651)         $(440,127)         $(112,957)
                                                                      ========          =========          =========

                                                                    INVESCO V.I.
                                                                   DIVIDEND GROWTH INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                        FUND        REAL ESTATE FUND    YIELD FUND/(1)/
                                                                   --------------- ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   --          $   411,237         $     --
  Expenses:
   Less: Asset-based charges......................................        711              105,647           10,736
   Less: Reduction for expense limitation.........................         --                   --               --
                                                                       ------          -----------         --------
   Net Expenses...................................................       (711)             105,647           10,736
                                                                       ------          -----------         --------

NET INVESTMENT INCOME (LOSS)......................................       (711)             305,590          (10,736)
                                                                       ------          -----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      1,244              (82,669)          (9,770)
   Realized gain distribution from The Trusts.....................         --                   --               --
                                                                       ------          -----------         --------
  Net realized gain (loss)........................................      1,244              (82,669)          (9,770)
                                                                       ------          -----------         --------

  Change in unrealized appreciation (depreciation) of investments.      3,223           (1,181,739)          23,496
                                                                       ------          -----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,467           (1,264,408)          13,726
                                                                       ------          -----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $3,756          $  (958,818)        $  2,990
                                                                       ======          ===========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.
                                                                   INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                                    GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                                                   ------------- -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  23,797        $   5,411           $      --
  Expenses:
   Less: Asset-based charges......................................      48,781           61,878              38,320
   Less: Reduction for expense limitation.........................          --               --                  --
                                                                     ---------        ---------           ---------
   Net Expenses...................................................      48,781           61,878              38,320
                                                                     ---------        ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................     (24,984)         (56,467)            (38,320)
                                                                     ---------        ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,638           73,751            (137,187)
   Realized gain distribution from The Trusts.....................          --               --                  --
                                                                     ---------        ---------           ---------
  Net realized gain (loss)........................................       2,638           73,751            (137,187)
                                                                     ---------        ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.    (473,546)        (595,835)           (191,054)
                                                                     ---------        ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (470,908)        (522,084)           (328,241)
                                                                     ---------        ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(495,892)       $(578,551)          $(366,561)
                                                                     =========        =========           =========

                                                                   IVY FUNDS VIP IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                                      ENERGY           INCOME        CAP GROWTH/(1)/
                                                                   ------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --      $1,384,124         $     --
  Expenses:
   Less: Asset-based charges......................................      155,398         260,290           18,174
   Less: Reduction for expense limitation.........................           --              --               --
                                                                    -----------      ----------         --------
   Net Expenses...................................................      155,398         260,290           18,174
                                                                    -----------      ----------         --------

NET INVESTMENT INCOME (LOSS)......................................     (155,398)      1,123,834          (18,174)
                                                                    -----------      ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (113,451)       (231,815)         (63,768)
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                    -----------      ----------         --------
  Net realized gain (loss)........................................     (113,451)       (231,815)         (63,768)
                                                                    -----------      ----------         --------

  Change in unrealized appreciation (depreciation) of investments.   (1,874,179)       (456,502)          67,311
                                                                    -----------      ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,987,630)       (688,317)           3,543
                                                                    -----------      ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,143,028)     $  435,517         $(14,631)
                                                                    ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    LAZARD RETIREMENT     MFS(R)
                                                                    IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL
                                                                   SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO
                                                                   ---------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   4,375        $   989,879      $   236,457
  Expenses:
   Less: Asset-based charges......................................       15,602            438,550          227,671
   Less: Reduction for expense limitation.........................           --                 --               --
                                                                      ---------        -----------      -----------
   Net Expenses...................................................       15,602            438,550          227,671
                                                                      ---------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      (11,227)           551,329            8,786
                                                                      ---------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (152,768)          (756,474)         125,112
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                      ---------        -----------      -----------
  Net realized gain (loss)........................................     (152,768)          (756,474)         125,112
                                                                      ---------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      (99,753)        (7,559,136)      (1,156,303)
                                                                      ---------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (252,521)        (8,315,610)      (1,031,191)
                                                                      ---------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(263,748)       $(7,764,281)     $(1,022,405)
                                                                      =========        ===========      ===========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                        SERIES        TRUST SERIES       PORTFOLIO
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  2,741        $  23,007         $      --
  Expenses:
   Less: Asset-based charges......................................       13,331           34,806            76,111
   Less: Reduction for expense limitation.........................           --               --                --
                                                                       --------        ---------         ---------
   Net Expenses...................................................       13,331           34,806            76,111
                                                                       --------        ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................      (10,590)         (11,799)          (76,111)
                                                                       --------        ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       16,973           56,840            46,128
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                       --------        ---------         ---------
  Net realized gain (loss)........................................       16,973           56,840            46,128
                                                                       --------        ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.      (27,650)        (180,498)         (189,026)
                                                                       --------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (10,677)        (123,658)         (142,898)
                                                                       --------        ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(21,267)       $(135,457)        $(219,009)
                                                                       ========        =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MULTIMANAGER               MULTIMANAGER
                                                                   MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER INTERNATIONAL
                                                                        SERIES        EQUITY*      CORE BOND*     EQUITY*
                                                                   ---------------- ------------  ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $302,141     $    894,017  $ 2,900,897  $  1,036,989
  Expenses:
   Less: Asset-based charges......................................      110,180        7,870,596    1,405,257       829,965
   Less: Reduction for expense limitation.........................           --       (1,542,744)          --            --
                                                                       --------     ------------  -----------  ------------
   Net Expenses...................................................      110,180        6,327,852    1,405,257       829,965
                                                                       --------     ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      191,961       (5,433,835)   1,495,640       207,024
                                                                       --------     ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       88,981       (5,894,524)   1,597,599    (7,959,375)
   Realized gain distribution from The Trusts.....................           --               --    4,051,608            --
                                                                       --------     ------------  -----------  ------------
  Net realized gain (loss)........................................       88,981       (5,894,524)   5,649,207    (7,959,375)
                                                                       --------     ------------  -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.       17,015      (27,891,336)  (2,212,270)   (4,778,334)
                                                                       --------     ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,996      (33,785,860)   3,436,937   (12,737,709)
                                                                       --------     ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $297,957     $(39,219,695) $ 4,932,577  $(12,530,685)
                                                                       ========     ============  ===========  ============

                                                                    MULTIMANAGER
                                                                   LARGE CAP CORE   MULTIMANAGER
                                                                      EQUITY*     LARGE CAP VALUE*
                                                                   -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    43,506     $   523,324
  Expenses:
   Less: Asset-based charges......................................      185,699         672,023
   Less: Reduction for expense limitation.........................           --              --
                                                                    -----------     -----------
   Net Expenses...................................................      185,699         672,023
                                                                    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (142,193)       (148,699)
                                                                    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (979,653)     (2,218,231)
   Realized gain distribution from The Trusts.....................           --              --
                                                                    -----------     -----------
  Net realized gain (loss)........................................     (979,653)     (2,218,231)
                                                                    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.      (84,016)     (1,068,708)
                                                                    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,063,669)     (3,286,939)
                                                                    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,205,862)    $(3,435,638)
                                                                    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                     MULTIMANAGER MULTIMANAGER
                                                                   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                                                                     CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                                                                   ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --      $     12,066   $ 4,804,264  $        --
  Expenses:
   Less: Asset-based charges......................................       933,646           873,511     1,545,301      606,671
   Less: Reduction for expense limitation.........................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
   Net Expenses...................................................       933,646           873,511     1,545,301      606,671
                                                                     -----------      ------------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      (933,646)         (861,445)    3,258,963     (606,671)
                                                                     -----------      ------------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (535,570)          828,915    (7,293,340)     867,034
   Realized gain distribution from The Trusts.....................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
  Net realized gain (loss)........................................      (535,570)          828,915    (7,293,340)     867,034
                                                                     -----------      ------------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.    (4,684,186)       (9,970,029)    8,758,653   (8,288,175)
                                                                     -----------      ------------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (5,219,756)       (9,141,114)    1,465,313   (7,421,141)
                                                                     -----------      ------------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(6,153,402)     $(10,002,559)  $ 4,724,276  $(8,027,812)
                                                                     ===========      ============   ===========  ===========

                                                                     MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP VALUE* TECHNOLOGY*
                                                                   ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     81,059   $         --
  Expenses:
   Less: Asset-based charges......................................      1,580,979      1,568,439
   Less: Reduction for expense limitation.........................             --             --
                                                                     ------------   ------------
   Net Expenses...................................................      1,580,979      1,568,439
                                                                     ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (1,499,920)    (1,568,439)
                                                                     ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,985,670)    15,655,902
   Realized gain distribution from The Trusts.....................             --             --
                                                                     ------------   ------------
  Net realized gain (loss)........................................     (6,985,670)    15,655,902
                                                                     ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.     (3,750,544)   (20,998,243)
                                                                     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (10,736,214)    (5,342,341)
                                                                     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(12,236,134)  $ (6,910,780)
                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                          PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                    OPPENHEIMER MAIN  COMMODITYREALRETURN(R) TARGET 2015
                                                                   STREET FUND(R) /VA   STRATEGY PORTFOLIO   ALLOCATION*
                                                                   ------------------ ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  434             $ 188,890        $   335,826
  Expenses:
   Less: Asset-based charges......................................        1,273                15,393            273,967
   Less: Reduction for expense limitation.........................           --                    --                 --
                                                                         ------             ---------        -----------
   Net Expenses...................................................        1,273                15,393            273,967
                                                                         ------             ---------        -----------

NET INVESTMENT INCOME (LOSS)......................................         (839)              173,497             61,859
                                                                         ------             ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        1,411                 7,547          1,086,663
   Realized gain distribution from The Trusts.....................           --                    --            298,872
                                                                         ------             ---------        -----------
  Net realized gain (loss)........................................        1,411                 7,547          1,385,535
                                                                         ------             ---------        -----------

  Change in unrealized appreciation (depreciation) of investments.           76              (374,355)        (2,371,761)
                                                                         ------             ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        1,487              (366,808)          (986,226)
                                                                         ------             ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $  648             $(193,311)       $  (924,367)
                                                                         ======             =========        ===========


                                                                   TARGET 2025  TARGET 2035  TARGET 2045
                                                                   ALLOCATION*  ALLOCATION*  ALLOCATION*
                                                                   -----------  -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   420,377  $   332,722  $   212,444
  Expenses:
   Less: Asset-based charges......................................     365,991      292,858      201,191
   Less: Reduction for expense limitation.........................          --           --           --
                                                                   -----------  -----------  -----------
   Net Expenses...................................................     365,991      292,858      201,191
                                                                   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      54,386       39,864       11,253
                                                                   -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     406,206       16,206      456,129
   Realized gain distribution from The Trusts.....................     160,745      125,605      100,644
                                                                   -----------  -----------  -----------
  Net realized gain (loss)........................................     566,951      141,811      556,773
                                                                   -----------  -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,192,171)  (1,629,309)  (1,738,780)
                                                                   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,625,220)  (1,487,498)  (1,182,007)
                                                                   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,570,834) $(1,447,634) $(1,170,754)
                                                                   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES   VAN ECK VIP GLOBAL
                                                                         FUND       HARD ASSETS FUND/(1)/
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 230,863          $      --
  Expenses:
   Less: Asset-based charges......................................       52,465             26,188
   Less: Reduction for expense limitation.........................           --                 --
                                                                      ---------          ---------
   Net Expenses...................................................       52,465             26,188
                                                                      ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      178,398            (26,188)
                                                                      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       17,768           (164,006)
   Realized gain distribution from The Trusts.....................       26,848                 --
                                                                      ---------          ---------
  Net realized gain (loss)........................................       44,616           (164,006)
                                                                      ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (432,475)          (464,005)
                                                                      ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (387,859)          (628,011)
                                                                      ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(209,461)         $(654,199)
                                                                      =========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       ALL ASSET ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   129,428  $    82,514
  Net realized gain (loss) on investments...........................................     829,958      312,590
  Change in unrealized appreciation (depreciation) of investments...................  (2,112,108)     556,472
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,152,722)     951,576
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,315,623    2,183,904
   Transfers between funds including guaranteed interest account, net...............   9,144,962    7,065,969
   Transfers for contract benefits and terminations.................................    (924,474)    (316,477)
   Contract maintenance charges.....................................................     (13,291)      (3,758)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  14,522,820    8,929,638
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,528        1,904
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  13,372,626    9,883,118

NET ASSETS -- BEGINNING OF PERIOD                                                     11,926,261    2,043,143
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,298,887  $11,926,261
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         154           91
  Redeemed..........................................................................         (32)         (10)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         122           81
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS II
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                     AMERICAN CENTURY VP MID
                                                                                      CAP VALUE FUND (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,493   $  2,972
  Net realized gain (loss) on investments...........................................     31,886     (1,002)
  Change in unrealized appreciation (depreciation) of investments...................    (52,670)    41,650
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (18,291)    43,620
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,212,175    351,651
   Transfers between funds including guaranteed interest account, net...............     18,918     77,518
   Transfers for contract benefits and terminations.................................    (14,978)      (571)
   Contract maintenance charges.....................................................     (1,630)       (33)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  1,214,485    428,565
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         --
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,196,694    472,185

NET ASSETS -- BEGINNING OF PERIOD                                                       472,185         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $1,668,879   $472,185
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY CLASS II
  Issued............................................................................         13          5
  Redeemed..........................................................................         (1)        (1)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         12          4
                                                                                     ==========   ========

                                                                                     AXA AGGRESSIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    255,988  $  1,298,594
  Net realized gain (loss) on investments...........................................    4,822,554   (23,470,399)
  Change in unrealized appreciation (depreciation) of investments...................  (38,727,822)   58,710,032
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (33,649,280)   36,538,227
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   73,587,795    77,955,513
   Transfers between funds including guaranteed interest account, net...............  (17,662,204)     (304,606)
   Transfers for contract benefits and terminations.................................  (21,437,803)  (20,477,833)
   Contract maintenance charges.....................................................     (859,576)     (783,346)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   33,628,212    56,389,728
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       30,001         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................        8,933    92,933,955

NET ASSETS -- BEGINNING OF PERIOD                                                     357,012,245   264,078,290
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $357,021,178  $357,012,245
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          753           948
  Redeemed..........................................................................         (501)         (472)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          252           476
                                                                                     ============  ============

UNIT ACTIVITY CLASS II
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      AXA BALANCED STRATEGY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    19,311  $    78,118
  Net realized gain (loss) on investments...........................................     689,498      158,853
  Change in unrealized appreciation (depreciation) of investments...................  (1,867,333)   1,021,645
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,158,524)   1,258,616
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  14,627,881   14,675,323
   Transfers between funds including guaranteed interest account, net...............      93,067          393
   Transfers for contract benefits and terminations.................................    (757,882)    (364,275)
   Contract maintenance charges.....................................................    (222,322)     (56,216)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  13,740,744   14,255,225
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --          839
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,582,220   15,514,680

NET ASSETS -- BEGINNING OF PERIOD                                                     21,552,013    6,037,333
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $34,134,233  $21,552,013
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          15           10
  Redeemed..........................................................................         (13)         (11)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           2           (1)
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................         128          128
  Redeemed..........................................................................         (14)          (3)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         114          125
                                                                                     ===========  ===========

                                                                                     AXA CONSERVATIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    561,068   $  1,047,713
  Net realized gain (loss) on investments...........................................    3,371,528      3,008,231
  Change in unrealized appreciation (depreciation) of investments...................   (3,341,680)     1,110,527
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................      590,916      5,166,471
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,420,787     20,458,209
   Transfers between funds including guaranteed interest account, net...............    5,399,976      8,546,606
   Transfers for contract benefits and terminations.................................  (12,445,253)    (8,992,156)
   Contract maintenance charges.....................................................     (156,438)      (119,803)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............   12,219,072     19,892,856
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   12,809,988     25,059,327

NET ASSETS -- BEGINNING OF PERIOD                                                     103,215,334     78,156,007
                                                                                     ------------   ------------

NET ASSETS -- END OF PERIOD                                                          $116,025,322   $103,215,334
                                                                                     ============   ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --             --
  Redeemed..........................................................................           --             --
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................           --             --
                                                                                     ============   ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          375            384
  Redeemed..........................................................................         (265)          (207)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................          110            177
                                                                                     ============   ============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    4,952  $    9,986
  Net realized gain (loss) on investments...........................................    106,141      33,071
  Change in unrealized appreciation (depreciation) of investments...................   (283,295)    151,772
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (172,202)    194,829
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,578,304   2,439,028
   Transfers between funds including guaranteed interest account, net...............         --          --
   Transfers for contract benefits and terminations.................................   (137,373)    (40,925)
   Contract maintenance charges.....................................................    (38,612)    (11,135)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,402,319   2,386,968
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,230,117   2,581,797

NET ASSETS -- BEGINNING OF PERIOD                                                     3,722,458   1,140,661
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $5,952,575  $3,722,458
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23          24
  Redeemed..........................................................................         (2)         (3)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         21          21
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA CONSERVATIVE STRATEGY*
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   10,526    $    7,878
  Net realized gain (loss) on investments...........................................     34,256         7,253
  Change in unrealized appreciation (depreciation) of investments...................    (51,339)       24,661
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................     (6,557)       39,792
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,337,673     1,184,693
   Transfers between funds including guaranteed interest account, net...............     64,397       (10,830)
   Transfers for contract benefits and terminations.................................    (88,795)      (11,949)
   Contract maintenance charges.....................................................    (14,579)       (2,033)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,298,696     1,159,881
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      2,002           178
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,294,141     1,199,851

NET ASSETS -- BEGINNING OF PERIOD                                                     1,475,053       275,202
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $2,769,194    $1,475,053
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         --            --
                                                                                      ==========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         13            10
  Redeemed..........................................................................         (1)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         12            10
                                                                                      ==========   ==========

                                                                                        AXA CONSERVATIVE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    499,067  $  1,178,367
  Net realized gain (loss) on investments...........................................    2,805,644    (1,704,113)
  Change in unrealized appreciation (depreciation) of investments...................   (6,722,347)   10,793,897
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (3,417,636)   10,268,151
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   32,578,576    33,435,469
   Transfers between funds including guaranteed interest account, net...............   (4,624,449)    1,669,624
   Transfers for contract benefits and terminations.................................  (13,924,755)  (13,452,907)
   Contract maintenance charges.....................................................     (331,177)     (277,426)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   13,698,195    21,374,760
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   10,280,559    31,642,911

NET ASSETS -- BEGINNING OF PERIOD                                                     149,832,548   118,189,637
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $160,113,107  $149,832,548
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          406           462
  Redeemed..........................................................................         (292)         (274)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          114           188
                                                                                     ============  ============

                                                                                      AXA GROWTH STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $      346  $    5,093
  Net realized gain (loss) on investments...........................................    (37,003)     13,941
  Change in unrealized appreciation (depreciation) of investments...................    (86,659)     86,473
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (123,316)    105,507
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         --          --
   Transfers between funds including guaranteed interest account, net...............   (197,816)    (14,458)
   Transfers for contract benefits and terminations.................................    (37,188)    (30,298)
   Contract maintenance charges.....................................................         --          --
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............   (235,004)    (44,756)
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (13)         --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (358,333)     60,751

NET ASSETS -- BEGINNING OF PERIOD                                                     1,534,907   1,474,156
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $1,176,574  $1,534,907
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         15           6
  Redeemed..........................................................................        (17)         (7)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         (2)         (1)
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                        AXA MODERATE ALLOCATION*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    9,745,454  $   19,760,573
  Net realized gain (loss) on investments...........................................     11,465,358      12,503,339
  Change in unrealized appreciation (depreciation) of investments...................    (72,874,301)    102,080,469
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................    (51,663,489)    134,344,381
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    163,460,368     168,373,011
   Transfers between funds including guaranteed interest account, net...............    (65,737,429)    (25,144,572)
   Transfers for contract benefits and terminations.................................   (148,786,418)   (141,801,279)
   Contract maintenance charges.....................................................     (2,093,925)     (1,989,790)
   Adjustments to net assets allocated to contracts in payout period................        420,767        (435,039)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............    (52,736,637)       (997,669)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,009,349       1,884,344
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (103,390,777)    135,231,056

NET ASSETS -- BEGINNING OF PERIOD                                                     1,635,507,712   1,500,276,656
                                                                                     --------------  --------------

NET ASSETS -- END OF PERIOD                                                          $1,532,116,935  $1,635,507,712
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          1,716           2,135
  Redeemed..........................................................................         (2,839)         (2,724)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................         (1,123)           (589)
                                                                                     ==============  ==============

UNIT ACTIVITY CLASS B
  Issued............................................................................            650             620
  Redeemed..........................................................................           (402)           (282)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................            248             338
                                                                                     ==============  ==============

                                                                                          AXA MODERATE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,496,535  $  3,971,306
  Net realized gain (loss) on investments...........................................  (17,411,389)  (33,276,501)
  Change in unrealized appreciation (depreciation) of investments...................  (37,194,527)  103,286,611
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (53,109,381)   73,981,416
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  137,254,300   147,688,275
   Transfers between funds including guaranteed interest account, net...............  (43,912,940)  (14,382,009)
   Transfers for contract benefits and terminations.................................  (53,235,399)  (52,014,271)
   Contract maintenance charges.....................................................   (1,726,164)   (1,611,514)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   38,379,797    79,680,481
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,729,584)  153,661,897

NET ASSETS -- BEGINNING OF PERIOD                                                     822,471,110   668,809,213
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $807,741,526  $822,471,110
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................        1,288         1,598
  Redeemed..........................................................................         (997)         (943)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          291           655
                                                                                     ============  ============

                                                                                     AXA TACTICAL MANAGER
                                                                                           2000* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (12,956) $   (970)
  Net realized gain (loss) on investments...........................................    (13,494)   17,089
  Change in unrealized appreciation (depreciation) of investments...................   (125,693)   28,751
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (152,143)   44,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    426,327   151,386
   Transfers between funds including guaranteed interest account, net...............    655,110   219,907
   Transfers for contract benefits and terminations.................................    (53,599)      (74)
   Contract maintenance charges.....................................................       (797)      (30)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  1,027,041   371,189
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        485        15
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................    875,383   416,074

NET ASSETS -- BEGINNING OF PERIOD                                                       416,074        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $1,291,457  $416,074
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23         5
  Redeemed..........................................................................        (14)       (2)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................          9         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     AXA TACTICAL MANAGER
                                                                                           400* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (25,503) $ (2,024)
  Net realized gain (loss) on investments...........................................     33,065    24,024
  Change in unrealized appreciation (depreciation) of investments...................   (372,562)   48,960
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (365,000)   70,960
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    683,441   227,103
   Transfers between funds including guaranteed interest account, net...............  1,389,074   656,415
   Transfers for contract benefits and terminations.................................    (68,432)     (239)
   Contract maintenance charges.....................................................     (1,544)      (75)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,002,539   883,204
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        454        44
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,637,993   954,208

NET ASSETS -- BEGINNING OF PERIOD                                                       954,208        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,592,201  $954,208
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         31         9
  Redeemed..........................................................................        (14)       (1)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         17         8
                                                                                     ==========  ========

                                                                                      AXA TACTICAL MANAGER
                                                                                            500* (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (15,490) $     (472)
  Net realized gain (loss) on investments...........................................     87,464      17,926
  Change in unrealized appreciation (depreciation) of investments...................   (262,625)     66,469
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (190,651)     83,923
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,266,217     677,985
   Transfers between funds including guaranteed interest account, net...............  1,458,891     455,161
   Transfers for contract benefits and terminations.................................    (25,772)     (2,468)
   Contract maintenance charges.....................................................     (2,737)       (126)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,696,599   1,130,552
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        501         198
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,506,449   1,214,673

NET ASSETS -- BEGINNING OF PERIOD                                                     1,214,673          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,721,122  $1,214,673
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         32          11
  Redeemed..........................................................................         (7)         (1)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         25          10
                                                                                     ==========  ==========

                                                                                     AXA TACTICAL MANAGER
                                                                                      INTERNATIONAL* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   20,400  $  1,633
  Net realized gain (loss) on investments...........................................    (12,513)    7,891
  Change in unrealized appreciation (depreciation) of investments...................   (527,359)   22,006
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (519,472)   31,530
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,042,809   269,201
   Transfers between funds including guaranteed interest account, net...............  1,976,267   339,220
   Transfers for contract benefits and terminations.................................    (34,783)   (2,586)
   Contract maintenance charges.....................................................     (1,699)      (25)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,982,594   605,810
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,001       700
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,464,123   638,040

NET ASSETS -- BEGINNING OF PERIOD                                                       638,040        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,102,163  $638,040
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         34         8
  Redeemed..........................................................................         (5)       (3)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         29         5
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/ALLIANCEBERNSTEIN SMALL
                                                                                             CAP GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,072,287) $ (3,448,474)
  Net realized gain (loss) on investments...........................................   26,769,989    (3,388,695)
  Change in unrealized appreciation (depreciation) of investments...................  (27,399,164)   84,838,262
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (4,701,462)   78,001,093
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,330,559    17,454,369
   Transfers between funds including guaranteed interest account, net...............  (19,286,014)   (7,880,647)
   Transfers for contract benefits and terminations.................................  (25,791,776)  (23,647,699)
   Contract maintenance charges.....................................................     (280,794)     (287,999)
   Adjustments to net assets allocated to contracts in payout period................      133,893      (394,341)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (27,894,132)  (14,756,317)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (128,635)      441,786
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (32,724,229)   63,686,562

NET ASSETS -- BEGINNING OF PERIOD                                                     323,034,156   259,347,594
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $290,309,927  $323,034,156
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          261           286
  Redeemed..........................................................................         (372)         (358)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (111)          (72)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           69            60
  Redeemed..........................................................................          (94)          (81)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (25)          (21)
                                                                                     ============  ============

                                                                                     EQ/AXA FRANKLIN SMALL CAP
                                                                                            VALUE CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (170,154) $  (139,787)
  Net realized gain (loss) on investments...........................................   1,245,770    1,850,260
  Change in unrealized appreciation (depreciation) of investments...................  (2,698,932)     831,376
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,623,316)   2,541,849
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,598,545    1,818,139
   Transfers between funds including guaranteed interest account, net...............    (463,688)     516,837
   Transfers for contract benefits and terminations.................................  (1,267,230)    (879,150)
   Contract maintenance charges.....................................................     (12,375)     (12,863)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............    (144,748)   1,442,963
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,999           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,765,065)   3,984,812

NET ASSETS -- BEGINNING OF PERIOD                                                     15,616,287   11,631,475
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $13,851,222  $15,616,287
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................          63           94
  Redeemed..........................................................................         (63)         (82)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           12
                                                                                     ===========  ===========

                                                                                      EQ/BLACKROCK BASIC VALUE
                                                                                               EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    (92,279) $    110,521
  Net realized gain (loss) on investments...........................................  (17,546,709)  (14,589,250)
  Change in unrealized appreciation (depreciation) of investments...................     (571,028)   52,989,643
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (18,210,016)   38,510,914
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   48,369,750    44,282,109
   Transfers between funds including guaranteed interest account, net...............    5,757,066    14,535,743
   Transfers for contract benefits and terminations.................................  (30,557,786)  (28,019,514)
   Contract maintenance charges.....................................................     (345,940)     (328,994)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   23,223,090    30,469,344
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    5,013,074    68,980,258

NET ASSETS -- BEGINNING OF PERIOD                                                     397,728,369   328,748,111
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $402,741,443  $397,728,369
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          513           525
  Redeemed..........................................................................         (361)         (329)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          152           196
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/BOSTON ADVISORS EQUITY
                                                                                              INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   327,172  $   581,889
  Net realized gain (loss) on investments...........................................  (1,121,788)  (5,215,382)
  Change in unrealized appreciation (depreciation) of investments...................     (64,453)  11,655,520
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (859,069)   7,022,027
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,285,363    6,952,386
   Transfers between funds including guaranteed interest account, net...............  (3,328,642)  (2,502,997)
   Transfers for contract benefits and terminations.................................  (4,199,013)  (4,020,320)
   Contract maintenance charges.....................................................     (60,420)     (60,445)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,302,712)     368,624
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           91
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,161,781)   7,390,742
NET ASSETS -- BEGINNING OF PERIOD...................................................  57,714,034   50,323,292
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $55,552,253  $57,714,034
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         131          125
  Redeemed..........................................................................        (143)        (121)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)           4
                                                                                     ===========  ===========

                                                                                        EQ/CALVERT SOCIALLY
                                                                                           RESPONSIBLE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (216,161) $  (248,423)
  Net realized gain (loss) on investments...........................................    (598,773)    (848,470)
  Change in unrealized appreciation (depreciation) of investments...................     488,486    3,264,762
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (326,448)   2,167,869
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,993,313    2,902,438
   Transfers between funds including guaranteed interest account, net...............     205,342     (580,124)
   Transfers for contract benefits and terminations.................................  (1,352,899)  (1,186,695)
   Contract maintenance charges.....................................................     (32,712)     (32,644)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,813,044    1,102,975
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,486,596    3,270,844
NET ASSETS -- BEGINNING OF PERIOD...................................................  22,221,451   18,950,607
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,708,047  $22,221,451
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          69           55
  Redeemed..........................................................................         (48)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          21           16
                                                                                     ===========  ===========

                                                                                     EQ/CAPITAL GUARDIAN RESEARCH*
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (950,724)  $   (871,641)
  Net realized gain (loss) on investments...........................................   (3,369,169)    (6,115,143)
  Change in unrealized appreciation (depreciation) of investments...................    8,749,797     28,363,259
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................    4,429,904     21,376,475
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,016,785      9,722,040
   Transfers between funds including guaranteed interest account, net...............  (11,392,385)   (10,251,960)
   Transfers for contract benefits and terminations.................................  (15,066,165)   (13,138,142)
   Contract maintenance charges.....................................................     (126,667)      (138,738)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (17,568,432)   (13,806,800)
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,138,528)     7,569,675
NET ASSETS -- BEGINNING OF PERIOD...................................................  168,820,635    161,250,960
                                                                                     ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $155,682,107   $168,820,635
                                                                                     ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          115            124
  Redeemed..........................................................................         (256)          (254)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................         (141)          (130)
                                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/COMMON STOCK INDEX*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,358,501  $    1,709,100
  Net realized gain (loss) on investments...........................................    (26,806,981)    (67,795,305)
  Change in unrealized appreciation (depreciation) of investments...................     16,325,355     346,841,756
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................     (8,123,125)    280,755,551
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     63,856,345      73,526,012
   Transfers between funds including guaranteed interest account, net...............   (109,386,927)    (96,016,346)
   Transfers for contract benefits and terminations.................................   (187,366,102)   (183,876,034)
   Contract maintenance charges.....................................................     (1,602,267)     (1,768,922)
   Adjustments to net assets allocated to contracts in payout period................      1,455,896        (544,100)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............   (233,043,055)   (208,679,390)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         11,079       3,545,595
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (241,155,101)     75,621,756
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,170,918,655   2,095,296,899
                                                                                     --------------  --------------
NET ASSETS -- END OF PERIOD......................................................... $1,929,763,554  $2,170,918,655
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................            499             517
  Redeemed..........................................................................         (1,248)         (1,266)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (749)           (749)
                                                                                     ==============  ==============
UNIT ACTIVITY CLASS B
  Issued............................................................................            108             114
  Redeemed..........................................................................           (212)           (218)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (104)           (104)
                                                                                     ==============  ==============

                                                                                         EQ/CORE BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    734,984  $  1,183,871
  Net realized gain (loss) on investments...........................................   (3,003,652)   (3,793,605)
  Change in unrealized appreciation (depreciation) of investments...................    6,541,464     8,199,275
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,272,796     5,589,541
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,494,598    12,861,740
   Transfers between funds including guaranteed interest account, net...............   (6,569,546)   (5,064,207)
   Transfers for contract benefits and terminations.................................  (12,256,257)  (11,803,369)
   Contract maintenance charges.....................................................     (130,168)     (142,831)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,461,373)   (4,148,667)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,188,577)    1,440,874
NET ASSETS -- BEGINNING OF PERIOD...................................................  127,025,290   125,584,416
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $122,836,713  $127,025,290
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          196           218
  Redeemed..........................................................................         (268)         (253)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (72)          (35)
                                                                                     ============  ============

                                                                                     EQ/DAVIS NEW YORK VENTURE*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (264,606)  $  (100,423)
  Net realized gain (loss) on investments...........................................   2,525,168         2,000
  Change in unrealized appreciation (depreciation) of investments...................  (3,942,795)    2,712,799
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................  (1,682,233)    2,614,376
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,077,018     4,747,740
   Transfers between funds including guaranteed interest account, net...............  (2,708,026)    1,412,377
   Transfers for contract benefits and terminations.................................  (2,232,387)   (2,199,672)
   Contract maintenance charges.....................................................     (22,711)      (19,205)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    (886,106)    3,941,240
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           500
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,568,339)    6,556,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  28,092,063    21,535,947
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $25,523,724   $28,092,063
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          87           143
  Redeemed..........................................................................         (97)          (92)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (10)           51
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/EQUITY 500 INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,926,959  $  2,485,755
  Net realized gain (loss) on investments...........................................    2,998,007   (15,039,948)
  Change in unrealized appreciation (depreciation) of investments...................   (1,949,901)  105,857,109
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,975,065    93,302,916
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   55,499,279    60,166,859
   Transfers between funds including guaranteed interest account, net...............  (31,444,736)  (27,044,084)
   Transfers for contract benefits and terminations.................................  (62,956,233)  (61,630,215)
   Contract maintenance charges.....................................................     (699,124)     (743,337)
   Adjustments to net assets allocated to contracts in payout period................      260,413      (161,980)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (39,340,401)  (29,412,757)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (260,409)      161,981
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (35,625,745)   64,052,140
NET ASSETS -- BEGINNING OF PERIOD...................................................  799,097,280   735,045,140
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $763,471,535  $799,097,280
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          408           461
  Redeemed..........................................................................         (548)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (140)         (112)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          234           205
  Redeemed..........................................................................         (206)         (187)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           28            18
                                                                                     ============  ============

                                                                                       EQ/EQUITY GROWTH PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (3,610,057) $ (3,465,368)
  Net realized gain (loss) on investments...........................................  (12,289,597)  (17,152,389)
  Change in unrealized appreciation (depreciation) of investments...................   (8,979,323)   66,107,196
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (24,878,977)   45,489,439
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   30,968,243    39,321,366
   Transfers between funds including guaranteed interest account, net...............  (39,447,564)  (39,585,796)
   Transfers for contract benefits and terminations.................................  (26,925,810)  (27,333,685)
   Contract maintenance charges.....................................................     (377,653)     (416,540)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (35,782,784)  (28,014,655)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        4,000         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (60,657,761)   17,480,784
NET ASSETS -- BEGINNING OF PERIOD...................................................  371,772,948   354,292,164
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $311,115,187  $371,772,948
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          253           359
  Redeemed..........................................................................         (500)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (247)         (214)
                                                                                     ============  ============

                                                                                     EQ/FRANKLIN CORE BALANCED*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,486,655   $ 1,345,710
  Net realized gain (loss) on investments...........................................  (2,744,561)   (6,048,422)
  Change in unrealized appreciation (depreciation) of investments...................     418,488    11,966,210
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................    (839,418)    7,263,498
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,361,816     7,118,759
   Transfers between funds including guaranteed interest account, net...............  (5,997,756)   (5,380,529)
   Transfers for contract benefits and terminations.................................  (7,366,572)   (7,568,023)
   Contract maintenance charges.....................................................     (76,251)      (81,589)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (7,078,763)   (5,911,382)
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --            --
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (7,918,181)    1,352,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  78,747,316    77,395,200
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $70,829,135   $78,747,316
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         129           153
  Redeemed..........................................................................        (197)         (218)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (68)          (65)
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/FRANKLIN TEMPLETON
                                                                                            ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   271,734  $   359,223
  Net realized gain (loss) on investments...........................................    (763,323)  (2,929,095)
  Change in unrealized appreciation (depreciation) of investments...................  (2,398,689)   6,503,596
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (2,890,278)   3,933,724
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,073,011    7,108,797
   Transfers between funds including guaranteed interest account, net...............  (2,306,232)  (1,803,321)
   Transfers for contract benefits and terminations.................................  (3,105,504)  (2,843,153)
   Contract maintenance charges.....................................................     (72,409)     (72,908)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     588,866    2,389,415
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,905
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,301,412)   6,326,044
NET ASSETS -- BEGINNING OF PERIOD...................................................  48,732,199   42,406,155
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $46,430,787  $48,732,199
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         136          162
  Redeemed..........................................................................        (131)        (131)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           5           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO MERGERS AND
                                                                                           ACQUISITIONS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (217,324) $  (198,696)
  Net realized gain (loss) on investments...........................................   1,467,561      389,688
  Change in unrealized appreciation (depreciation) of investments...................  (1,261,342)   1,079,315
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................     (11,105)   1,270,307
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,842,087    1,942,539
   Transfers between funds including guaranteed interest account, net...............   1,199,821    2,931,906
   Transfers for contract benefits and terminations.................................  (1,853,565)  (1,342,341)
   Contract maintenance charges.....................................................     (15,194)     (13,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,173,149    3,518,521
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,162,044    4,788,828
NET ASSETS -- BEGINNING OF PERIOD...................................................  18,671,194   13,882,366
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $19,833,238  $18,671,194
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          56           67
  Redeemed..........................................................................         (48)         (36)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           8           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO SMALL COMPANY
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,383,098) $ (2,329,199)
  Net realized gain (loss) on investments...........................................   32,392,486     1,116,049
  Change in unrealized appreciation (depreciation) of investments...................  (45,736,303)   75,552,881
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (17,726,915)   74,339,731
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   54,005,905    43,035,995
   Transfers between funds including guaranteed interest account, net...............   12,170,326    36,790,634
   Transfers for contract benefits and terminations.................................  (22,077,554)  (17,114,960)
   Contract maintenance charges.....................................................     (317,086)     (261,949)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   43,781,591    62,449,720
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       14,916         4,583
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   26,069,592   136,794,034
NET ASSETS -- BEGINNING OF PERIOD...................................................  341,922,312   205,128,278
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $367,991,904  $341,922,312
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          712           769
  Redeemed..........................................................................         (461)         (356)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          251           413
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/GLOBAL BOND PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,760,404  $ 1,167,998
  Net realized gain (loss) on investments...........................................   1,073,060   (1,741,127)
  Change in unrealized appreciation (depreciation) of investments...................    (436,441)   3,661,433
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,397,023    3,088,304
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  10,771,381   11,300,718
   Transfers between funds including guaranteed interest account, net...............   4,328,898    7,757,292
   Transfers for contract benefits and terminations.................................  (7,357,308)  (6,334,518)
   Contract maintenance charges.....................................................     (54,115)     (46,139)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   7,688,856   12,677,353
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  10,085,879   15,765,657
NET ASSETS -- BEGINNING OF PERIOD...................................................  73,540,572   57,774,915
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $83,626,451  $73,540,572
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         237          260
  Redeemed..........................................................................        (172)        (154)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          65          106
                                                                                     ===========  ===========

                                                                                     EQ/GLOBAL MULTI-SECTOR EQUITY*
                                                                                     -----------------------------
                                                                                         2011            2010
                                                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,816,976    $   (694,855)
  Net realized gain (loss) on investments...........................................  (12,023,887)    (65,208,856)
  Change in unrealized appreciation (depreciation) of investments...................  (45,247,524)    107,057,501
                                                                                      ------------   ------------
  Net Increase (decrease) in net assets from operations.............................  (55,454,435)     41,153,790
                                                                                      ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   39,436,334      50,093,936
   Transfers between funds including guaranteed interest account, net...............  (44,723,705)    (22,970,553)
   Transfers for contract benefits and terminations.................................  (32,336,934)    (33,190,130)
   Contract maintenance charges.....................................................     (397,441)       (428,960)
   Adjustments to net assets allocated to contracts in payout period................           --              --
                                                                                      ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (38,021,746)     (6,495,707)
                                                                                      ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --              --
                                                                                      ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,476,181)     34,658,083
NET ASSETS -- BEGINNING OF PERIOD...................................................  448,407,838     413,749,755
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $354,931,657    $448,407,838
                                                                                      ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --              --
  Redeemed..........................................................................           --              --
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................           --              --
                                                                                      ============   ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          387             656
  Redeemed..........................................................................         (584)           (691)
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................         (197)            (35)
                                                                                      ============   ============

                                                                                     EQ/INTERMEDIATE GOVERNMENT
                                                                                             BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (633,406) $     86,827
  Net realized gain (loss) on investments...........................................      320,881       (89,707)
  Change in unrealized appreciation (depreciation) of investments...................    4,141,063     3,186,039
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,828,538     3,183,159
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    5,864,458     7,504,412
   Transfers between funds including guaranteed interest account, net...............   (1,907,385)   (3,939,687)
   Transfers for contract benefits and terminations.................................  (10,473,148)  (11,803,394)
   Contract maintenance charges.....................................................      (91,917)     (104,283)
   Adjustments to net assets allocated to contracts in payout period................       11,208        22,156
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,596,784)   (8,320,796)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (11,941)          726
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,780,187)   (5,136,911)
NET ASSETS -- BEGINNING OF PERIOD...................................................   98,509,078   103,645,989
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 95,728,891  $ 98,509,078
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           67            61
  Redeemed..........................................................................         (102)         (100)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (35)          (39)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................           46            40
  Redeemed..........................................................................          (47)          (52)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           (1)          (12)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/INTERNATIONAL CORE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,085,394  $    799,403
  Net realized gain (loss) on investments...........................................   (6,894,704)  (16,506,522)
  Change in unrealized appreciation (depreciation) of investments...................  (21,642,141)   26,869,302
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (26,451,451)   11,162,183
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,085,847    22,066,978
   Transfers between funds including guaranteed interest account, net...............  (10,955,378)       51,216
   Transfers for contract benefits and terminations.................................  (10,226,414)   (9,291,808)
   Contract maintenance charges.....................................................     (131,741)     (131,852)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (2,227,686)   12,694,534
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        2,001            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (28,677,136)   23,856,717
NET ASSETS -- BEGINNING OF PERIOD...................................................  148,586,946   124,730,229
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $119,909,810  $148,586,946
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          271           382
  Redeemed..........................................................................         (289)         (255)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (18)          127
                                                                                     ============  ============

                                                                                       EQ/INTERNATIONAL EQUITY
                                                                                                INDEX*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   7,578,347  $  5,610,690
  Net realized gain (loss) on investments...........................................   (26,743,984)  (37,800,030)
  Change in unrealized appreciation (depreciation) of investments...................   (40,823,026)   50,509,990
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (59,988,663)   18,320,650
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    29,469,000    36,439,952
   Transfers between funds including guaranteed interest account, net...............   (35,216,042)  (34,462,621)
   Transfers for contract benefits and terminations.................................   (38,960,063)  (43,585,460)
   Contract maintenance charges.....................................................      (449,557)     (524,953)
   Adjustments to net assets allocated to contracts in payout period................       331,368      (128,298)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (44,825,294)  (42,261,380)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (307,744)      231,492
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (105,121,701)  (23,709,238)
NET ASSETS -- BEGINNING OF PERIOD...................................................   499,638,758   523,347,996
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 394,517,057  $499,638,758
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           351           421
  Redeemed..........................................................................          (649)         (730)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (298)          309
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            61            90
  Redeemed..........................................................................          (138)         (152)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (77)          (62)
                                                                                     =============  ============

                                                                                       EQ/INTERNATIONAL VALUE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,517,012  $ (1,281,221)
  Net realized gain (loss) on investments...........................................  (27,918,441)  (27,741,994)
  Change in unrealized appreciation (depreciation) of investments...................  (15,263,773)   40,646,625
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (41,665,202)   11,623,410
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,438,632    27,719,527
   Transfers between funds including guaranteed interest account, net...............  (23,588,830)  (10,551,559)
   Transfers for contract benefits and terminations.................................  (19,392,865)  (20,970,278)
   Contract maintenance charges.....................................................     (238,187)     (272,401)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,781,250)   (4,074,711)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (62,446,452)    7,548,699
NET ASSETS -- BEGINNING OF PERIOD...................................................  260,495,547   252,946,848
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $198,049,095  $260,495,547
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          263           386
  Redeemed..........................................................................         (428)         (417)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (165)          (31)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/JPMORGAN VALUE
                                                                                          OPPORTUNITIES*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (124,798) $     8,812
  Net realized gain (loss) on investments...........................................  (5,479,571)  (5,901,870)
  Change in unrealized appreciation (depreciation) of investments...................   2,446,530   10,734,949
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,157,839)   4,841,891
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,662,190    3,629,330
   Transfers between funds including guaranteed interest account, net...............  (2,161,250)     757,321
   Transfers for contract benefits and terminations.................................  (4,189,261)  (4,007,081)
   Contract maintenance charges.....................................................     (43,409)     (46,268)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (2,731,730)     333,302
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (5,889,569)   5,175,193
NET ASSETS -- BEGINNING OF PERIOD...................................................  49,156,623   43,981,430
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $43,267,054  $49,156,623
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          74           95
  Redeemed..........................................................................         (98)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (24)           8
                                                                                     ===========  ===========

                                                                                      EQ/LARGE CAP CORE PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (38,581) $   (35,190)
  Net realized gain (loss) on investments...........................................    (270,810)    (362,054)
  Change in unrealized appreciation (depreciation) of investments...................    (510,019)   2,210,061
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (819,410)   1,812,817
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,247,277    1,942,914
   Transfers between funds including guaranteed interest account, net...............  (1,348,498)     227,416
   Transfers for contract benefits and terminations.................................  (1,390,143)  (1,185,428)
   Contract maintenance charges.....................................................     (11,691)     (12,658)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,503,055)     972,244
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,322,465)   2,785,061
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,127,026   13,341,965
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $13,804,561  $16,127,026
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          26           49
  Redeemed..........................................................................         (42)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (16)          10
                                                                                     ===========  ===========

                                                                                     EQ/LARGE CAP GROWTH INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (511,674) $   (388,205)
  Net realized gain (loss) on investments...........................................    4,003,589      (287,544)
  Change in unrealized appreciation (depreciation) of investments...................   (2,093,917)   16,262,601
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    1,397,998    15,586,852
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    7,555,526     7,768,499
   Transfers between funds including guaranteed interest account, net...............   (3,109,141)   (6,312,500)
   Transfers for contract benefits and terminations.................................  (10,205,367)   (9,712,218)
   Contract maintenance charges.....................................................     (119,867)     (128,834)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,878,849)   (8,385,053)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,480,851)    7,201,799
NET ASSETS -- BEGINNING OF PERIOD...................................................  123,039,339   115,837,540
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $118,558,488  $123,039,339
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          245           219
  Redeemed..........................................................................         (320)         (346)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (75)         (127)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/LARGE CAP GROWTH
                                                                                              PLUS*(E)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,190,321) $ (2,127,883)
  Net realized gain (loss) on investments...........................................   11,477,691     7,788,621
  Change in unrealized appreciation (depreciation) of investments...................  (18,354,576)   22,078,180
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,067,206)   27,738,918
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,213,773    13,768,974
   Transfers between funds including guaranteed interest account, net...............    4,547,125   (11,276,886)
   Transfers for contract benefits and terminations.................................  (19,266,781)  (18,963,278)
   Contract maintenance charges.....................................................     (253,584)     (267,875)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,759,467)  (16,739,065)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,826,673)   10,999,853
NET ASSETS -- BEGINNING OF PERIOD...................................................  240,125,355   229,125,502
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $225,298,682  $240,125,355
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          267           166
  Redeemed..........................................................................         (281)         (286)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (14)         (120)
                                                                                     ============  ============

                                                                                        EQ/LARGE CAP VALUE
                                                                                             INDEX*(F)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   149,972  $    33,655
  Net realized gain (loss) on investments...........................................   1,765,812   (3,674,980)
  Change in unrealized appreciation (depreciation) of investments...................     133,059    5,516,930
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,048,843    1,875,605
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    (262,152)   2,514,511
   Transfers between funds including guaranteed interest account, net...............  19,592,728   (1,258,637)
   Transfers for contract benefits and terminations.................................  (1,964,190)    (913,285)
   Contract maintenance charges.....................................................     (26,809)     (15,310)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,339,577      327,279
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,097
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  19,388,420    2,204,981
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,210,170   14,005,189
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $35,598,590  $16,210,170
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         464          103
  Redeemed..........................................................................        (124)         (95)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         340            8
                                                                                     ===========  ===========

                                                                                       EQ/LARGE CAP VALUE PLUS*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     (55,321) $    365,486
  Net realized gain (loss) on investments...........................................   (73,868,687)  (98,752,917)
  Change in unrealized appreciation (depreciation) of investments...................    28,991,504   183,972,373
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (44,932,504)   85,584,942
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    46,598,894    56,669,297
   Transfers between funds including guaranteed interest account, net...............   (59,246,151)  (63,345,100)
   Transfers for contract benefits and terminations.................................   (67,903,540)  (73,254,724)
   Contract maintenance charges.....................................................      (743,624)     (850,565)
   Adjustments to net assets allocated to contracts in payout period................       576,375      (100,162)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (80,718,046)  (80,881,254)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (576,376)      100,162
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (126,226,926)    4,803,850
NET ASSETS -- BEGINNING OF PERIOD...................................................   818,631,392   813,827,542
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 692,404,466  $818,631,392
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           522           690
  Redeemed..........................................................................        (1,184)       (1,401)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (662)         (711)
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            44            59
  Redeemed..........................................................................          (186)         (219)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (142)         (160)
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/LORD ABBETT LARGE CAP
                                                                                               CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (239,365) $  (259,795)
  Net realized gain (loss) on investments...........................................   3,069,132    1,316,134
  Change in unrealized appreciation (depreciation) of investments...................  (7,462,522)   3,347,234
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (4,632,755)   4,403,573
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,509,801    5,381,373
   Transfers between funds including guaranteed interest account, net...............     308,031    8,948,931
   Transfers for contract benefits and terminations.................................  (3,161,991)  (2,171,031)
   Contract maintenance charges.....................................................     (23,102)     (15,723)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,632,739   12,143,550
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,000,016)  16,547,123
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,758,358   24,211,235
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $39,758,342  $40,758,358
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         149          180
  Redeemed..........................................................................        (122)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          27          113
                                                                                     ===========  ===========

                                                                                     EQ/MFS INTERNATIONAL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (411,986)  $  (149,776)
  Net realized gain (loss) on investments...........................................    7,840,562    (1,872,504)
  Change in unrealized appreciation (depreciation) of investments...................  (15,801,239)    9,318,680
                                                                                     ------------   -----------
  Net Increase (decrease) in net assets from operations.............................   (8,372,663)    7,296,400
                                                                                     ------------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,587,619     6,621,763
   Transfers between funds including guaranteed interest account, net...............    2,503,672     9,916,526
   Transfers for contract benefits and terminations.................................   (4,989,422)   (3,945,682)
   Contract maintenance charges.....................................................      (47,451)      (41,554)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    6,054,418    12,551,053
                                                                                     ------------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,318,245)   19,847,453
NET ASSETS -- BEGINNING OF PERIOD...................................................   65,393,608    45,546,155
                                                                                     ------------   -----------
NET ASSETS -- END OF PERIOD......................................................... $ 63,075,363   $65,393,608
                                                                                     ============   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          187           220
  Redeemed..........................................................................         (145)         (125)
                                                                                     ------------   -----------
  Net Increase (Decrease)...........................................................           42            95
                                                                                     ============   ===========

                                                                                          EQ/MID CAP INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,149,917) $ (1,557,312)
  Net realized gain (loss) on investments...........................................  (18,441,002)  (25,466,831)
  Change in unrealized appreciation (depreciation) of investments...................    9,588,070    91,991,335
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (11,002,849)   64,967,192
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   29,286,056    32,968,257
   Transfers between funds including guaranteed interest account, net...............  (24,090,472)  (19,270,304)
   Transfers for contract benefits and terminations.................................  (23,349,654)  (20,674,833)
   Contract maintenance charges.....................................................     (309,254)     (324,145)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,463,324)   (7,301,025)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (29,466,173)   57,666,167
NET ASSETS -- BEGINNING OF PERIOD...................................................  331,995,503   274,329,336
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $302,529,330  $331,995,503
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          369           482
  Redeemed..........................................................................         (525)         (550)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (156)          (68)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/MID CAP VALUE PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,125,180) $ (1,369,094)
  Net realized gain (loss) on investments...........................................  (12,214,715)  (64,350,366)
  Change in unrealized appreciation (depreciation) of investments...................  (33,642,474)  153,017,919
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (47,982,369)   87,298,459
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   31,929,188    38,706,846
   Transfers between funds including guaranteed interest account, net...............  (39,716,416)  (39,060,393)
   Transfers for contract benefits and terminations.................................  (37,536,567)  (37,208,068)
   Contract maintenance charges.....................................................     (443,235)     (494,313)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (45,767,030)  (38,055,928)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,749,399)   49,242,531
NET ASSETS -- BEGINNING OF PERIOD...................................................  493,759,782   444,517,251
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $400,010,383  $493,759,782
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          284           397
  Redeemed..........................................................................         (575)         (663)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (291)         (266)
                                                                                     ============  ============

                                                                                          EQ/MONEY MARKET*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,394,430) $ (1,557,191)
  Net realized gain (loss) on investments...........................................          283       (27,675)
  Change in unrealized appreciation (depreciation) of investments...................      (12,801)       39,117
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,406,948)   (1,545,749)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   16,272,027    15,978,480
   Transfers between funds including guaranteed interest account, net...............    3,629,649    (9,203,042)
   Transfers for contract benefits and terminations.................................  (26,709,475)  (31,727,023)
   Contract maintenance charges.....................................................     (117,391)      166,371
   Adjustments to net assets allocated to contracts in payout period................       56,063       110,200
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,869,127)  (24,675,014)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       39,106      (267,940)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (8,236,969)  (26,488,703)
NET ASSETS -- BEGINNING OF PERIOD...................................................  113,905,646   140,394,349
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $105,668,677  $113,905,646
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................        3,401           804
  Redeemed..........................................................................       (3,341)       (1,170)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           60          (366)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................        5,489           284
  Redeemed..........................................................................       (4,935)         (336)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          554           (52)
                                                                                     ============  ============

                                                                                     EQ/MONTAG & CALDWELL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (303,376)   $  (240,624)
  Net realized gain (loss) on investments...........................................   3,702,704       (221,111)
  Change in unrealized appreciation (depreciation) of investments...................  (2,773,412)     3,091,944
                                                                                      -----------   -----------
  Net Increase (decrease) in net assets from operations.............................     625,916      2,630,209
                                                                                      -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,516,418      4,717,825
   Transfers between funds including guaranteed interest account, net...............  (4,164,046)     2,702,557
   Transfers for contract benefits and terminations.................................  (3,066,552)    (2,928,496)
   Contract maintenance charges.....................................................     (25,369)       (25,167)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,739,549)     4,466,719
                                                                                      -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         511             --
                                                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (3,113,122)     7,096,928
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,464,772     33,367,844
                                                                                      -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $37,351,650    $40,464,772
                                                                                      ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          68            138
  Redeemed..........................................................................         (98)          (100)
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................         (30)            38
                                                                                      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/MORGAN STANLEY MID CAP
                                                                                               GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,976,757) $ (1,329,309)
  Net realized gain (loss) on investments...........................................   37,221,592     9,526,054
  Change in unrealized appreciation (depreciation) of investments...................  (54,723,297)   24,597,898
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (19,478,462)   32,794,643
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   34,507,323    23,705,704
   Transfers between funds including guaranteed interest account, net...............   17,605,553    32,598,308
   Transfers for contract benefits and terminations.................................  (10,879,650)   (7,651,516)
   Contract maintenance charges.....................................................     (144,445)      (98,932)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   41,088,781    48,553,564
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           171
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   21,610,319    81,348,378

NET ASSETS -- BEGINNING OF PERIOD                                                     166,176,396    84,828,018
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $187,786,715  $166,176,396
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          626           596
  Redeemed..........................................................................         (377)         (261)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          249           335
                                                                                     ============  ============

                                                                                        EQ/MUTUAL LARGE CAP
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (113,286) $   164,168
  Net realized gain (loss) on investments...........................................  (1,195,134)  (2,642,471)
  Change in unrealized appreciation (depreciation) of investments...................    (265,812)   5,403,690
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,574,232)   2,925,387
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,831,744    3,545,852
   Transfers between funds including guaranteed interest account, net...............  (3,253,882)  (2,965,886)
   Transfers for contract benefits and terminations.................................  (2,603,706)  (2,290,840)
   Contract maintenance charges.....................................................     (38,821)     (41,885)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,064,665)  (1,752,759)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,638,897)   1,172,628

NET ASSETS -- BEGINNING OF PERIOD                                                     30,621,672   29,449,044
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,982,775  $30,621,672
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          47           65
  Redeemed..........................................................................         (81)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (34)         (22)
                                                                                     ===========  ===========

                                                                                      EQ/OPPENHEIMER GLOBAL*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (211,811) $  (173,991)
  Net realized gain (loss) on investments...........................................   3,420,505     (229,922)
  Change in unrealized appreciation (depreciation) of investments...................  (8,792,992)   4,496,006
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (5,584,298)   4,092,093
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   8,234,009    5,488,568
   Transfers between funds including guaranteed interest account, net...............  13,023,849    7,265,992
   Transfers for contract benefits and terminations.................................  (3,444,318)  (1,878,710)
   Contract maintenance charges.....................................................     (34,109)     (25,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,779,431   10,850,267
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,195,133   14,942,360

NET ASSETS -- BEGINNING OF PERIOD                                                     37,232,472   22,290,112
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $49,427,605  $37,232,472
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         291          195
  Redeemed..........................................................................        (122)         (81)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         169          114
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/PIMCO ULTRA SHORT
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,014,080) $ (1,397,846)
  Net realized gain (loss) on investments...........................................      649,685    (4,458,221)
  Change in unrealized appreciation (depreciation) of investments...................   (1,512,560)    5,236,570
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,876,955)     (619,497)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   14,714,829    22,474,217
   Transfers between funds including guaranteed interest account, net...............  (20,651,270)   (7,523,129)
   Transfers for contract benefits and terminations.................................  (14,103,131)  (15,943,608)
   Contract maintenance charges.....................................................     (112,549)     (119,565)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,152,121)   (1,112,085)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.            4            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (22,029,072)   (1,731,582)

NET ASSETS -- BEGINNING OF PERIOD                                                     146,027,132   147,758,714
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $123,998,060  $146,027,132
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................            3            11
  Redeemed..........................................................................           (3)          (11)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          278           483
  Redeemed..........................................................................         (464)         (495)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (186)          (12)
                                                                                     ============  ============

                                                                                        EQ/QUALITY BOND PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,737,582  $ 14,992,888
  Net realized gain (loss) on investments...........................................   (4,530,559)   (1,768,967)
  Change in unrealized appreciation (depreciation) of investments...................    2,992,344    (5,366,276)
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................      199,367     7,857,645
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,473,979    12,963,701
   Transfers between funds including guaranteed interest account, net...............  (12,790,959)   (6,960,632)
   Transfers for contract benefits and terminations.................................  (14,867,092)  (16,651,863)
   Contract maintenance charges.....................................................     (130,282)     (150,523)
   Adjustments to net assets allocated to contracts in payout period................       31,133       103,576
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,283,221)  (10,695,741)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (174,984)     (103,576)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,258,838)   (2,941,672)

NET ASSETS -- BEGINNING OF PERIOD                                                     155,862,020   158,803,692
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $137,603,182  $155,862,020
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           74           123
  Redeemed..........................................................................         (151)         (174)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (77)          (51)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           35            68
  Redeemed..........................................................................          (67)          (77)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (32)           (9)
                                                                                     ============  ============

                                                                                       EQ/SMALL COMPANY INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,097,688) $   (498,795)
  Net realized gain (loss) on investments...........................................   11,928,401   (17,107,096)
  Change in unrealized appreciation (depreciation) of investments...................  (20,321,282)   55,486,871
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,490,569)   37,880,980
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,540,139    20,918,349
   Transfers between funds including guaranteed interest account, net...............  (13,153,005)  (10,985,874)
   Transfers for contract benefits and terminations.................................  (13,316,406)  (11,970,727)
   Contract maintenance charges.....................................................     (171,786)     (181,372)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (9,101,058)   (2,219,624)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,591,627)   35,661,356

NET ASSETS -- BEGINNING OF PERIOD                                                     194,684,520   159,023,164
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $176,092,893  $194,684,520
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          206           273
  Redeemed..........................................................................         (260)         (287)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (54)          (14)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                               STOCK*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,876,684) $ (1,424,940)
  Net realized gain (loss) on investments...........................................     (206,698)   (2,802,618)
  Change in unrealized appreciation (depreciation) of investments...................   (3,004,834)   21,153,042
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (5,088,216)   16,925,484
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,981,481    19,415,086
   Transfers between funds including guaranteed interest account, net...............    3,941,259    10,770,280
   Transfers for contract benefits and terminations.................................   (8,591,224)   (7,125,578)
   Contract maintenance charges.....................................................     (128,453)     (110,085)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   18,203,063    22,949,703
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           (86)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   13,114,847    39,875,101

NET ASSETS -- BEGINNING OF PERIOD                                                     136,782,505    96,907,404
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $149,897,352  $136,782,505
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          427           457
  Redeemed..........................................................................         (250)         (215)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          177           242
                                                                                     ============  ============

                                                                                        EQ/TEMPLETON GLOBAL
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   170,759  $    63,608
  Net realized gain (loss) on investments...........................................     644,583   (2,947,614)
  Change in unrealized appreciation (depreciation) of investments...................  (3,903,762)   4,817,139
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,088,420)   1,933,133
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,806,874    5,574,565
   Transfers between funds including guaranteed interest account, net...............  (1,373,993)  (1,472,917)
   Transfers for contract benefits and terminations.................................  (2,377,790)  (2,525,974)
   Contract maintenance charges.....................................................     (44,866)     (44,234)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,010,225    1,531,440
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,078,195)   3,464,573

NET ASSETS -- BEGINNING OF PERIOD                                                     31,442,520   27,977,947
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $29,364,325  $31,442,520
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         103          128
  Redeemed..........................................................................         (91)        (110)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          12           18
                                                                                     ===========  ===========

                                                                                      EQ/UBS GROWTH & INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (116,498) $  (117,068)
  Net realized gain (loss) on investments...........................................     920,554   (1,595,271)
  Change in unrealized appreciation (depreciation) of investments...................  (1,577,193)   4,095,661
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (773,137)   2,383,322
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,380,835    2,024,182
   Transfers between funds including guaranteed interest account, net...............  (3,261,313)    (713,746)
   Transfers for contract benefits and terminations.................................  (1,384,733)  (1,473,352)
   Contract maintenance charges.....................................................     (15,951)     (16,687)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,281,162)    (179,603)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,054,299)   2,203,719

NET ASSETS -- BEGINNING OF PERIOD                                                     22,949,341   20,745,622
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $18,895,042  $22,949,341
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          37           66
  Redeemed..........................................................................         (66)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (29)          (1)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      EQ/VAN KAMPEN COMSTOCK*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    23,748  $     4,158
  Net realized gain (loss) on investments...........................................     929,847   (1,121,223)
  Change in unrealized appreciation (depreciation) of investments...................  (1,730,649)   3,851,791
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (777,054)   2,734,726
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,927,364    2,500,256
   Transfers between funds including guaranteed interest account, net...............      84,759      651,497
   Transfers for contract benefits and terminations.................................  (1,581,923)  (1,622,479)
   Contract maintenance charges.....................................................     (19,396)     (20,574)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     410,804    1,508,700
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,823
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................    (366,250)   4,246,249

NET ASSETS -- BEGINNING OF PERIOD                                                     23,240,856   18,994,607
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $22,874,606  $23,240,856
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          51           84
  Redeemed..........................................................................         (48)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           3           17
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,158,374) $  (704,011)
  Net realized gain (loss) on investments...........................................    9,213,843    2,483,993
  Change in unrealized appreciation (depreciation) of investments...................  (15,708,514)   7,873,233
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (7,653,045)   9,653,215
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,185,988    6,729,167
   Transfers between funds including guaranteed interest account, net...............   26,529,387   15,640,317
   Transfers for contract benefits and terminations.................................   (6,523,595)  (4,666,468)
   Contract maintenance charges.....................................................      (51,974)     (40,140)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   30,139,806   17,662,876
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   22,486,761   27,316,091

NET ASSETS -- BEGINNING OF PERIOD                                                      73,856,602   46,540,511
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 96,343,363  $73,856,602
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          503          339
  Redeemed..........................................................................         (234)        (162)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          269          177
                                                                                     ============  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

                                                                                     FIDELITY(R) VIP CONTRAFUND(R)
                                                                                           PORTFOLIO (A)
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $       195    $    83,069
  Net realized gain (loss) on investments...........................................     551,802         45,719
  Change in unrealized appreciation (depreciation) of investments...................  (3,552,175)       924,926
                                                                                      -----------    -----------
  Net Increase (decrease) in net assets from operations.............................  (3,000,178)     1,053,714
                                                                                      -----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  21,337,912      3,996,556
   Transfers between funds including guaranteed interest account, net...............  37,385,903     11,905,994
   Transfers for contract benefits and terminations.................................  (1,505,651)       (56,485)
   Contract maintenance charges.....................................................     (28,218)        (1,155)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------    -----------
  Net increase (decrease) in net assets from contractowners transactions............  57,189,946     15,844,910
                                                                                      -----------    -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (217)         1,015
                                                                                      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  54,189,551     16,899,639

NET ASSETS -- BEGINNING OF PERIOD                                                     16,899,639             --
                                                                                      -----------    -----------

NET ASSETS -- END OF PERIOD                                                          $71,089,190    $16,899,639
                                                                                      ===========    ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========    ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         559            150
  Redeemed..........................................................................         (56)            (3)
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................         503            147
                                                                                      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY(R) VIP EQUITY-
                                                                                     INCOME PORTFOLIO (A)
                                                                                     ----------------------
                                                                                       2011        2010
                                                                                      --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 10,361    $  1,932
  Net realized gain (loss) on investments...........................................    7,484       1,826
  Change in unrealized appreciation (depreciation) of investments...................  (20,496)     15,561
                                                                                      --------    --------
  Net Increase (decrease) in net assets from operations.............................   (2,651)     19,319
                                                                                      --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  464,883     162,774
   Transfers between funds including guaranteed interest account, net...............   11,233      10,219
   Transfers for contract benefits and terminations.................................   (4,721)         (7)
   Contract maintenance charges.....................................................   (1,161)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------    --------
  Net increase (decrease) in net assets from contractowners transactions............  470,234     172,986
                                                                                      --------    --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       --          --
                                                                                      --------    --------

INCREASE (DECREASE) IN NET ASSETS...................................................  467,583     192,305

NET ASSETS -- BEGINNING OF PERIOD                                                     192,305          --
                                                                                      --------    --------

NET ASSETS -- END OF PERIOD                                                          $659,888    $192,305
                                                                                      ========    ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................        5           2
  Redeemed..........................................................................       (1)         --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................        4           2
                                                                                      ========    ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========    ========

                                                                                     FIDELITY(R) VIP MID CAP
                                                                                          PORTFOLIO (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (33,890) $   (2,920)
  Net realized gain (loss) on investments...........................................     68,001       7,571
  Change in unrealized appreciation (depreciation) of investments...................   (474,238)    126,514
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (440,127)    131,165
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,764,153   1,246,608
   Transfers between funds including guaranteed interest account, net...............     83,114     196,159
   Transfers for contract benefits and terminations.................................    (40,856)     (4,391)
   Contract maintenance charges.....................................................     (6,298)        (97)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,800,113   1,438,279
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,360,985   1,569,444

NET ASSETS -- BEGINNING OF PERIOD                                                     1,569,444          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,930,429  $1,569,444
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         29          13
  Redeemed..........................................................................         (3)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         26          13
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

                                                                                     GOLDMAN SACHS VIT MID
                                                                                      CAP VALUE FUND (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,203  $    432
  Net realized gain (loss) on investments...........................................    (30,733)    2,210
  Change in unrealized appreciation (depreciation) of investments...................    (84,427)   34,311
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (112,957)   36,953
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,102,293   272,613
   Transfers between funds including guaranteed interest account, net...............  2,542,017    67,440
   Transfers for contract benefits and terminations.................................    (33,710)      (86)
   Contract maintenance charges.....................................................     (1,736)      (21)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  3,608,864   339,946
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        133        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  3,496,040   376,899

NET ASSETS -- BEGINNING OF PERIOD                                                       376,899        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,872,939  $376,899
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         44         3
  Redeemed..........................................................................         (4)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         40         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. DIVIDEND
                                                                                      GROWTH FUND (D)(G)
                                                                                     ---------------------
                                                                                             2011
                                                                                     ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)......................................................       $   (711)
  Net realized gain (loss) on investments...........................................          1,244
  Change in unrealized appreciation (depreciation) of investments...................          3,223
                                                                                           --------
  Net Increase (decrease) in net assets from operations.............................          3,756
                                                                                           --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         51,211
   Transfers between funds including guaranteed interest account, net...............         88,715
   Transfers for contract benefits and terminations.................................         (4,527)
   Contract maintenance charges.....................................................           (140)
   Adjustments to net assets allocated to contracts in payout period................             --
                                                                                           --------
  Net increase (decrease) in net assets from contractowners transactions............        135,259
                                                                                           --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.              4
                                                                                           --------

INCREASE (DECREASE) IN NET ASSETS...................................................        139,019

NET ASSETS -- BEGINNING OF PERIOD                                                                --
                                                                                           --------

NET ASSETS -- END OF PERIOD                                                                $139,019
                                                                                           ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................          1,703
  Redeemed..........................................................................           (166)
                                                                                           --------
  Net Increase (Decrease)...........................................................          1,537
                                                                                           ========

                                                                                     INVESCO V.I. GLOBAL REAL INVESCO V.I. HIGH
                                                                                         ESTATE FUND (A)       YIELD FUND (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   305,590  $    2,850     $  (10,736)
  Net realized gain (loss) on investments...........................................     (82,669)     10,872         (9,770)
  Change in unrealized appreciation (depreciation) of investments...................  (1,181,739)     72,834         23,496
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................    (958,818)     86,556          2,990
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,039,903     594,921        735,429
   Transfers between funds including guaranteed interest account, net...............   7,115,173   2,964,303      2,012,185
   Transfers for contract benefits and terminations.................................    (782,570)    (11,245)       (33,464)
   Contract maintenance charges.....................................................      (4,141)       (168)          (325)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............   9,368,365   3,547,811      2,713,825
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       1,900         101            503
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   8,411,447   3,634,468      2,717,318

NET ASSETS -- BEGINNING OF PERIOD                                                      3,634,468          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $12,045,915  $3,634,468     $2,717,318
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         120          35             52
  Redeemed..........................................................................         (35)         (2)           (24)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          85          33             28
                                                                                     ===========  ==========     ==========

                                                                                     INVESCO V.I. INTERNATIONAL
                                                                                         GROWTH FUND (A)
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (24,984)   $    4,721
  Net realized gain (loss) on investments...........................................      2,638         4,023
  Change in unrealized appreciation (depreciation) of investments...................   (473,546)       74,627
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (495,892)       83,371
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  3,505,169       968,726
   Transfers between funds including guaranteed interest account, net...............  4,199,814       212,108
   Transfers for contract benefits and terminations.................................    (60,638)         (939)
   Contract maintenance charges.....................................................     (5,474)          (98)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,638,871     1,179,797
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --           500
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,142,979     1,263,668

NET ASSETS -- BEGINNING OF PERIOD                                                     1,263,668            --
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $8,406,647    $1,263,668
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         89            12
  Redeemed..........................................................................        (12)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         77            12
                                                                                      ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. MID CAP CORE
                                                                                         EQUITY FUND (A)
                                                                                     ------------------------
                                                                                        2011         2010
                                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (56,467)  $   (3,199)
  Net realized gain (loss) on investments...........................................     73,751        3,524
  Change in unrealized appreciation (depreciation) of investments...................   (595,835)      92,677
                                                                                     ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (578,551)      93,002
                                                                                     ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,909,299      402,847
   Transfers between funds including guaranteed interest account, net...............  4,132,286    1,458,668
   Transfers for contract benefits and terminations.................................   (382,395)     (15,994)
   Contract maintenance charges.....................................................     (2,906)        (151)
   Adjustments to net assets allocated to contracts in payout period................         --           --
                                                                                     ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  5,656,284    1,845,370
                                                                                     ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999           --
                                                                                     ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  5,078,732    1,938,372

NET ASSETS -- BEGINNING OF PERIOD                                                     1,938,372           --
                                                                                     ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $7,017,104   $1,938,372
                                                                                     ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --           --
  Redeemed..........................................................................         --           --
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         --           --
                                                                                     ==========   ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................         65           17
  Redeemed..........................................................................        (14)          (1)
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         51           16
                                                                                     ==========   ==========

                                                                                     INVESCO V.I. SMALL CAP
                                                                                        EQUITY FUND (A)
                                                                                     --------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (38,320)  $ (1,559)
  Net realized gain (loss) on investments...........................................   (137,187)    13,047
  Change in unrealized appreciation (depreciation) of investments...................   (191,054)    57,945
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................   (366,561)    69,433
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    880,888    154,565
   Transfers between funds including guaranteed interest account, net...............  2,614,736    564,858
   Transfers for contract benefits and terminations.................................   (166,175)    (1,255)
   Contract maintenance charges.....................................................     (1,292)       (32)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  3,328,157    718,136
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        470         30
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,962,066    787,599

NET ASSETS -- BEGINNING OF PERIOD                                                       787,599         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $3,749,665   $787,599
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY SERIES II
  Issued............................................................................         67          7
  Redeemed..........................................................................        (39)        (2)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         28          5
                                                                                     ==========   ========

                                                                                          IVY FUNDS VIP
                                                                                            ENERGY (A)
                                                                                     -----------------------
                                                                                         2011        2010
                                                                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (155,398) $   (6,506)
  Net realized gain (loss) on investments...........................................    (113,451)     78,997
  Change in unrealized appreciation (depreciation) of investments...................  (1,874,179)    275,589
                                                                                     -----------  ----------
  Net Increase (decrease) in net assets from operations.............................  (2,143,028)    348,080
                                                                                     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,092,720     621,767
   Transfers between funds including guaranteed interest account, net...............  10,942,591   2,821,791
   Transfers for contract benefits and terminations.................................    (524,613)    (32,351)
   Contract maintenance charges.....................................................      (5,330)       (182)
   Adjustments to net assets allocated to contracts in payout period................          --          --
                                                                                     -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  14,505,368   3,411,025
                                                                                     -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         384         514
                                                                                     -----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,362,724   3,759,619

NET ASSETS -- BEGINNING OF PERIOD                                                      3,759,619          --
                                                                                     -----------  ----------

NET ASSETS -- END OF PERIOD                                                          $16,122,343  $3,759,619
                                                                                     ===========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         201          36
  Redeemed..........................................................................         (87)         (7)
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................         114          29
                                                                                     ===========  ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................          --          --
  Redeemed..........................................................................          --          --
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................          --          --
                                                                                     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        IVY FUNDS VIP HIGH    IVY FUNDS VIP MID
                                                                                            INCOME (A)         CAP GROWTH (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,123,834  $   (8,823)    $  (18,174)
  Net realized gain (loss) on investments...........................................    (231,815)     24,963        (63,768)
  Change in unrealized appreciation (depreciation) of investments...................    (456,502)     74,964         67,311
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................     435,517      91,104        (14,631)
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,852,447     956,168        804,009
   Transfers between funds including guaranteed interest account, net...............  20,930,471   4,655,205      5,060,132
   Transfers for contract benefits and terminations.................................  (1,545,945)    (20,900)       (56,733)
   Contract maintenance charges.....................................................      (8,244)       (242)          (451)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............  27,228,729   5,590,231      5,806,957
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,430         369             --
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  27,666,676   5,681,704      5,792,326

NET ASSETS -- BEGINNING OF PERIOD                                                      5,681,704          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $33,348,380  $5,681,704     $5,792,326
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         353          65             71
  Redeemed..........................................................................        (105)        (12)            (7)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................         248          53             64
                                                                                     ===========  ==========     ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................          --          --             --
  Redeemed..........................................................................          --          --             --
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          --          --             --
                                                                                     ===========  ==========     ==========

                                                                                      IVY FUNDS VIP SMALL
                                                                                        CAP GROWTH (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,227) $   (850)
  Net realized gain (loss) on investments...........................................   (152,768)      531
  Change in unrealized appreciation (depreciation) of investments...................    (99,753)   39,189
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (263,748)   38,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    805,338   220,952
   Transfers between funds including guaranteed interest account, net...............  1,980,788     8,265
   Transfers for contract benefits and terminations.................................    (31,888)     (406)
   Contract maintenance charges.....................................................     (1,104)      (10)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,753,134   228,801
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,489,386   267,671

NET ASSETS -- BEGINNING OF PERIOD                                                       267,671        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,757,057  $267,671
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         45         2
  Redeemed..........................................................................        (15)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         30         2
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

                                                                                         LAZARD RETIREMENT
                                                                                      EMERGING MARKETS EQUITY
                                                                                           PORTFOLIO (C)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   551,329  $   117,468
  Net realized gain (loss) on investments...........................................    (756,474)      30,515
  Change in unrealized appreciation (depreciation) of investments...................  (7,559,136)     263,453
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (7,764,281)     411,436
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  13,915,336    1,880,872
   Transfers between funds including guaranteed interest account, net...............  24,946,858   14,162,175
   Transfers for contract benefits and terminations.................................  (1,526,257)     (55,963)
   Contract maintenance charges.....................................................     (18,599)      (1,108)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  37,317,338   15,985,976
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         168          332
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  29,553,225   16,397,744

NET ASSETS -- BEGINNING OF PERIOD                                                     16,397,744           --
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $45,950,969  $16,397,744
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         474          161
  Redeemed..........................................................................        (119)         (17)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         355          144
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     MFS(R) INTERNATIONAL VALUE
                                                                                          PORTFOLIO (A)
                                                                                     -------------------------
                                                                                         2011         2010
                                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     8,786   $  (12,861)
  Net realized gain (loss) on investments...........................................     125,112       24,590
  Change in unrealized appreciation (depreciation) of investments...................  (1,156,303)     214,831
                                                                                     -----------   ----------
  Net Increase (decrease) in net assets from operations.............................  (1,022,405)     226,560
                                                                                     -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,025,890    1,389,850
   Transfers between funds including guaranteed interest account, net...............  18,684,625    4,510,852
   Transfers for contract benefits and terminations.................................    (932,803)     (24,688)
   Contract maintenance charges.....................................................     (13,023)        (487)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  24,764,689    5,875,527
                                                                                     -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,000           --
                                                                                     -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  23,744,284    6,102,087

NET ASSETS -- BEGINNING OF PERIOD                                                      6,102,087           --
                                                                                     -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $29,846,371   $6,102,087
                                                                                     ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         289           61
  Redeemed..........................................................................         (63)          (6)
                                                                                     -----------   ----------
  Net Increase (Decrease)...........................................................         226           55
                                                                                     ===========   ==========

                                                                                       MFS(R) INVESTORS
                                                                                     GROWTH STOCK SERIES (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (10,590)  $   (540)
  Net realized gain (loss) on investments...........................................     16,973        658
  Change in unrealized appreciation (depreciation) of investments...................    (27,650)    12,697
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (21,267)    12,815
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    972,849     75,193
   Transfers between funds including guaranteed interest account, net...............  1,343,249    225,722
   Transfers for contract benefits and terminations.................................    (56,538)        --
   Contract maintenance charges.....................................................       (822)       (20)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  2,258,738    300,895
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        489         11
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,237,960    313,721

NET ASSETS -- BEGINNING OF PERIOD                                                       313,721         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $2,551,681   $313,721
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          3
  Redeemed..........................................................................         (6)        --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         19          3
                                                                                     ==========   ========

                                                                                     MFS(R) INVESTORS TRUST
                                                                                           SERIES (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,799) $   (4,556)
  Net realized gain (loss) on investments...........................................     56,840       2,081
  Change in unrealized appreciation (depreciation) of investments...................   (180,498)    109,929
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (135,457)    107,454
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,262,778     608,136
   Transfers between funds including guaranteed interest account, net...............    651,437   1,034,105
   Transfers for contract benefits and terminations.................................   (135,925)     (1,750)
   Contract maintenance charges.....................................................     (2,854)       (131)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,775,436   1,640,360
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         33         200
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,640,012   1,748,014

NET ASSETS -- BEGINNING OF PERIOD                                                     1,748,014          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,388,026  $1,748,014
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          16
  Redeemed..........................................................................         (9)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         16          16
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        MFS(R) TECHNOLOGY
                                                                                          PORTFOLIO (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (76,111) $   (3,170)
  Net realized gain (loss) on investments...........................................     46,128      25,780
  Change in unrealized appreciation (depreciation) of investments...................   (189,026)     43,770
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (219,009)     66,380
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,817,533     199,043
   Transfers between funds including guaranteed interest account, net...............  6,707,120   1,715,830
   Transfers for contract benefits and terminations.................................   (652,846)     (7,764)
   Contract maintenance charges.....................................................     (2,215)        (65)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,869,592   1,907,044
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        498          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,651,081   1,973,424

NET ASSETS -- BEGINNING OF PERIOD                                                     1,973,424          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $9,624,505  $1,973,424
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        127          21
  Redeemed..........................................................................        (63)         (5)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         64          16
                                                                                     ==========  ==========

                                                                                     MFS(R) UTILITIES SERIES (C)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                      -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   191,961    $   (3,705)
  Net realized gain (loss) on investments...........................................      88,981        10,255
  Change in unrealized appreciation (depreciation) of investments...................      17,015        60,304
                                                                                      -----------   ----------
  Net Increase (decrease) in net assets from operations.............................     297,957        66,854
                                                                                      -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,211,562       127,191
   Transfers between funds including guaranteed interest account, net...............  15,248,077     1,886,177
   Transfers for contract benefits and terminations.................................    (482,570)      (12,341)
   Contract maintenance charges.....................................................      (2,906)          (63)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                      -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  17,974,163     2,000,964
                                                                                      -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         541            --
                                                                                      -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  18,272,661     2,067,818

NET ASSETS -- BEGINNING OF PERIOD                                                      2,067,818            --
                                                                                      -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $20,340,479    $2,067,818
                                                                                      ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         195            20
  Redeemed..........................................................................         (39)           (1)
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................         156            19
                                                                                      ===========   ==========

                                                                                       MULTIMANAGER AGGRESSIVE
                                                                                             EQUITY* (B)
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (5,433,835) $ (1,058,755)
  Net realized gain (loss) on investments...........................................    (5,894,524)  (18,591,492)
  Change in unrealized appreciation (depreciation) of investments...................   (27,891,336)  110,198,763
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (39,219,695)   90,548,516
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    18,244,271    19,398,448
   Transfers between funds including guaranteed interest account, net...............   (30,747,145)    6,540,704
   Transfers for contract benefits and terminations.................................   (54,652,161)  (51,432,937)
   Contract maintenance charges.....................................................      (589,041)     (625,952)
   Adjustments to net assets allocated to contracts in payout period................       218,103      (108,151)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (67,525,973)  (26,227,888)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (672,541)      477,256
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (107,418,209)   64,797,884

NET ASSETS -- BEGINNING OF PERIOD                                                      626,849,677   562,051,793
                                                                                     -------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 519,431,468  $626,849,677
                                                                                     =============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           545           889
  Redeemed..........................................................................        (1,305)       (1,339)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (760)         (450)
                                                                                     =============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................            31           150
  Redeemed..........................................................................           (95)          (62)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (64)           88
                                                                                     =============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................            --            --
  Redeemed..........................................................................            --            --
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................            --            --
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       MULTIMANAGER CORE BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,495,640  $  1,574,439
  Net realized gain (loss) on investments...........................................    5,649,207     2,641,856
  Change in unrealized appreciation (depreciation) of investments...................   (2,212,270)      120,226
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,932,577     4,336,521
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,802,336    11,904,861
   Transfers between funds including guaranteed interest account, net...............    4,829,382    18,931,667
   Transfers for contract benefits and terminations.................................  (12,171,924)  (10,350,843)
   Contract maintenance charges.....................................................      (78,067)      (73,621)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............    3,381,727    20,412,064
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    8,314,304    24,748,585

NET ASSETS -- BEGINNING OF PERIOD                                                     111,740,450    86,991,865
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $120,054,754  $111,740,450
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          285           351
  Redeemed..........................................................................         (259)         (199)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           26           152
                                                                                     ============  ============

                                                                                            MULTIMANAGER
                                                                                        INTERNATIONAL EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    207,024  $  1,172,233
  Net realized gain (loss) on investments...........................................   (7,959,375)  (11,273,751)
  Change in unrealized appreciation (depreciation) of investments...................   (4,778,334)   13,941,930
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,530,685)    3,840,412
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,965,641     6,375,981
   Transfers between funds including guaranteed interest account, net...............   (6,022,363)   (4,793,495)
   Transfers for contract benefits and terminations.................................   (6,951,591)   (7,171,491)
   Contract maintenance charges.....................................................      (57,920)      (68,881)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,066,233)   (5,657,886)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (20,596,918)   (1,817,474)

NET ASSETS -- BEGINNING OF PERIOD                                                      73,087,307    74,904,781
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 52,490,389  $ 73,087,307
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           79           109
  Redeemed..........................................................................         (142)         (154)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (63)          (45)
                                                                                     ============  ============

                                                                                      MULTIMANAGER LARGE CAP
                                                                                           CORE EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (142,193) $  (149,837)
  Net realized gain (loss) on investments...........................................    (979,653)  (1,097,537)
  Change in unrealized appreciation (depreciation) of investments...................     (84,016)   2,640,215
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,205,862)   1,392,841
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     794,421      940,870
   Transfers between funds including guaranteed interest account, net...............    (645,992)    (935,824)
   Transfers for contract benefits and terminations.................................  (1,344,031)  (1,385,993)
   Contract maintenance charges.....................................................     (12,268)     (13,655)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,207,870)  (1,394,602)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,413,732)      (1,761)

NET ASSETS -- BEGINNING OF PERIOD                                                     15,030,613   15,032,374
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $12,616,881  $15,030,613
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          28           20
  Redeemed..........................................................................         (40)         (33)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)         (13)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       MULTIMANAGER LARGE CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (148,699) $  (213,492)
  Net realized gain (loss) on investments...........................................   (2,218,231)  (5,898,995)
  Change in unrealized appreciation (depreciation) of investments...................   (1,068,708)  12,270,656
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (3,435,638)   6,158,169
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,511,534    5,166,483
   Transfers between funds including guaranteed interest account, net...............   (5,206,177)  (4,050,653)
   Transfers for contract benefits and terminations.................................   (5,823,846)  (5,429,140)
   Contract maintenance charges.....................................................      (50,128)     (54,701)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (6,568,617)  (4,368,011)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (10,004,255)   1,790,158

NET ASSETS -- BEGINNING OF PERIOD                                                      57,460,903   55,670,745
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 47,456,648  $57,460,903
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           58           75
  Redeemed..........................................................................         (112)        (114)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (54)         (39)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (933,646) $  (864,448)
  Net realized gain (loss) on investments...........................................     (535,570)  (2,990,864)
  Change in unrealized appreciation (depreciation) of investments...................   (4,684,186)  19,385,816
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (6,153,402)  15,530,504
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,096,192    5,056,104
   Transfers between funds including guaranteed interest account, net...............   (5,636,353)  (3,044,036)
   Transfers for contract benefits and terminations.................................   (6,591,885)  (5,752,099)
   Contract maintenance charges.....................................................      (61,988)     (65,428)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (8,194,034)  (3,805,459)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,347,436)  11,725,045

NET ASSETS -- BEGINNING OF PERIOD                                                      76,175,310   64,450,265
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 61,827,874  $76,175,310
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           91          121
  Redeemed..........................................................................         (160)        (158)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (69)         (37)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (861,445) $  (328,336)
  Net realized gain (loss) on investments...........................................      828,915   (3,274,390)
  Change in unrealized appreciation (depreciation) of investments...................   (9,970,029)  17,560,417
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................  (10,002,559)  13,957,691
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,995,264    4,791,638
   Transfers between funds including guaranteed interest account, net...............   (4,467,572)   1,106,926
   Transfers for contract benefits and terminations.................................   (6,483,753)  (5,925,990)
   Contract maintenance charges.....................................................      (48,281)     (51,829)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (7,004,342)     (79,255)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (17,006,901)  13,878,436

NET ASSETS -- BEGINNING OF PERIOD                                                      74,136,826   60,258,390
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 57,129,925  $74,136,826
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          131
  Redeemed..........................................................................         (130)        (131)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (47)          --
                                                                                     ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      MULTIMANAGER MULTI-SECTOR
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  3,258,963  $  1,868,118
  Net realized gain (loss) on investments...........................................   (7,293,340)   (8,626,841)
  Change in unrealized appreciation (depreciation) of investments...................    8,758,653    13,128,936
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,724,276     6,370,213
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,840,575    11,569,863
   Transfers between funds including guaranteed interest account, net...............   (2,855,040)    2,536,422
   Transfers for contract benefits and terminations.................................  (14,246,903)  (13,731,471)
   Contract maintenance charges.....................................................     (120,600)     (131,069)
   Adjustments to net assets allocated to contracts in payout period................          (51)       16,208
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,382,019)      259,953
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           54       (16,208)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (3,657,689)    6,613,958

NET ASSETS -- BEGINNING OF PERIOD                                                     122,628,964   116,015,006
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $118,971,275  $122,628,964
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           93           116
  Redeemed..........................................................................         (133)         (129)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (40)          (13)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           102
  Redeemed..........................................................................         (117)          (74)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (16)           28
                                                                                     ============  ============

                                                                                       MULTIMANAGER SMALL CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (606,671) $  (587,147)
  Net realized gain (loss) on investments...........................................      867,034   (3,624,890)
  Change in unrealized appreciation (depreciation) of investments...................   (8,288,175)  15,038,194
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (8,027,812)  10,826,157
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,761,144    4,572,481
   Transfers between funds including guaranteed interest account, net...............   (5,773,072)  (3,037,557)
   Transfers for contract benefits and terminations.................................   (3,612,351)  (3,380,922)
   Contract maintenance charges.....................................................      (47,911)     (52,611)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (5,672,190)  (1,898,609)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,700,002)   8,927,548

NET ASSETS -- BEGINNING OF PERIOD                                                      53,029,343   44,101,795
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 39,329,341  $53,029,343
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          100
  Redeemed..........................................................................         (128)        (119)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (45)         (19)
                                                                                     ============  ===========

                                                                                       MULTIMANAGER SMALL CAP
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,499,920) $ (1,412,281)
  Net realized gain (loss) on investments...........................................   (6,985,670)  (18,347,017)
  Change in unrealized appreciation (depreciation) of investments...................   (3,750,544)   44,919,404
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,236,134)   25,160,106
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,813,250    10,588,219
   Transfers between funds including guaranteed interest account, net...............  (12,911,704)   (9,506,526)
   Transfers for contract benefits and terminations.................................  (10,581,620)  (10,628,958)
   Contract maintenance charges.....................................................     (129,776)     (146,649)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (14,809,850)   (9,693,914)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (27,045,984)   15,466,192

NET ASSETS -- BEGINNING OF PERIOD                                                     134,635,092   119,168,900
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $107,589,108  $134,635,092
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           176
  Redeemed..........................................................................         (188)         (246)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (87)          (70)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                      MULTIMANAGER TECHNOLOGY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,568,439) $ (1,481,261)
  Net realized gain (loss) on investments...........................................   15,655,902    (4,043,575)
  Change in unrealized appreciation (depreciation) of investments...................  (20,998,243)   23,048,143
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (6,910,780)   17,523,307
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,186,452    11,144,764
   Transfers between funds including guaranteed interest account, net...............   (9,959,354)   (6,137,023)
   Transfers for contract benefits and terminations.................................   (9,474,797)  (10,386,385)
   Contract maintenance charges.....................................................     (104,264)     (111,167)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (11,351,963)   (5,489,811)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,262,743)   12,033,496

NET ASSETS -- BEGINNING OF PERIOD                                                     126,391,816   114,358,320
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $108,129,073  $126,391,816
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          299           385
  Redeemed..........................................................................         (396)         (438)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (97)          (53)
                                                                                     ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

                                                                                     OPPENHEIMER MAIN STREET
                                                                                       FUND(R)/VA (A)
                                                                                     ----------------------
                                                                                       2011         2010
                                                                                      --------     -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (839)    $  (161)
  Net realized gain (loss) on investments...........................................    1,411         342
  Change in unrealized appreciation (depreciation) of investments...................       76       4,347
                                                                                      --------     -------
  Net Increase (decrease) in net assets from operations.............................      648       4,528
                                                                                      --------     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  136,585      50,485
   Transfers between funds including guaranteed interest account, net...............     (690)     (2,581)
   Transfers for contract benefits and terminations.................................   (1,597)         --
   Contract maintenance charges.....................................................     (258)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------     -------
  Net increase (decrease) in net assets from contractowners transactions............  134,040      47,904
                                                                                      --------     -------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      493           4
                                                                                      --------     -------

INCREASE (DECREASE) IN NET ASSETS...................................................  135,181      52,436

NET ASSETS -- BEGINNING OF PERIOD                                                      52,436          --
                                                                                      --------     -------

NET ASSETS -- END OF PERIOD                                                          $187,617     $52,436
                                                                                      ========     =======

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY CLASS B
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        2          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................        2          --
                                                                                      ========     =======

                                                                                     PIMCO VARIABLE INSURANCE
                                                                                     TRUST COMMODITYREALRETURN(R)
                                                                                     STRATEGY PORTFOLIO (A)
                                                                                     ---------------------------
                                                                                        2011           2010
                                                                                       ----------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  173,497      $ 15,018
  Net realized gain (loss) on investments...........................................      7,547         8,900
  Change in unrealized appreciation (depreciation) of investments...................   (374,355)       32,421
                                                                                       ----------     --------
  Net Increase (decrease) in net assets from operations.............................   (193,311)       56,339
                                                                                       ----------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,393,746       388,751
   Transfers between funds including guaranteed interest account, net...............    181,700       116,778
   Transfers for contract benefits and terminations.................................    (15,767)         (502)
   Contract maintenance charges.....................................................     (1,290)          (91)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                       ----------     --------
  Net increase (decrease) in net assets from contractowners transactions............  1,558,389       504,936
                                                                                       ----------     --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         (1)            2
                                                                                       ----------     --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,365,077       561,277

NET ASSETS -- BEGINNING OF PERIOD                                                       561,277            --
                                                                                       ----------     --------

NET ASSETS -- END OF PERIOD                                                          $1,926,354      $561,277
                                                                                       ==========     ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................         14             4
  Redeemed..........................................................................         (2)           --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         12             4
                                                                                       ==========     ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      TARGET 2015 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    61,859  $    39,044
  Net realized gain (loss) on investments...........................................   1,385,535     (549,513)
  Change in unrealized appreciation (depreciation) of investments...................  (2,371,761)   2,119,768
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (924,367)   1,609,299
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,147,529    3,703,450
   Transfers between funds including guaranteed interest account, net...............     (16,336)     611,172
   Transfers for contract benefits and terminations.................................  (1,477,091)  (1,329,761)
   Contract maintenance charges.....................................................     (15,892)     (15,462)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,638,210    2,969,399
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................     713,843    4,578,698
NET ASSETS -- BEGINNING OF PERIOD...................................................  20,504,530   15,925,832
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $21,218,373  $20,504,530
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          71           83
  Redeemed..........................................................................         (56)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          15           31
                                                                                     ===========  ===========

                                                                                      TARGET 2025 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    54,386  $    40,188
  Net realized gain (loss) on investments...........................................     566,951   (1,098,680)
  Change in unrealized appreciation (depreciation) of investments...................  (2,192,171)   3,563,709
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,570,834)   2,505,217
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,726,176    5,132,316
   Transfers between funds including guaranteed interest account, net...............    (770,150)     707,050
   Transfers for contract benefits and terminations.................................  (1,545,675)  (1,163,150)
   Contract maintenance charges.....................................................     (39,114)     (35,979)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,371,237    4,640,237
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       5,000        2,003
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,403    7,147,457
NET ASSETS -- BEGINNING OF PERIOD...................................................  27,185,342   20,037,885
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $28,990,745  $27,185,342
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          89          102
  Redeemed..........................................................................         (55)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          34           50
                                                                                     ===========  ===========

                                                                                      TARGET 2035 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    39,864  $    21,783
  Net realized gain (loss) on investments...........................................     141,811     (609,874)
  Change in unrealized appreciation (depreciation) of investments...................  (1,629,309)   2,680,639
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,447,634)   2,092,548
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,424,107    5,196,367
   Transfers between funds including guaranteed interest account, net...............    (378,722)     345,751
   Transfers for contract benefits and terminations.................................  (1,168,672)    (943,020)
   Contract maintenance charges.....................................................     (60,106)     (54,532)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,816,607    4,544,566
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   2,368,973    6,637,114
NET ASSETS -- BEGINNING OF PERIOD...................................................  21,520,565   14,883,451
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,889,538  $21,520,565
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          73           82
  Redeemed..........................................................................         (34)         (32)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          39           50
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                      TARGET 2045 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    11,253  $    (4,230)
  Net realized gain (loss) on investments...........................................     556,773     (449,615)
  Change in unrealized appreciation (depreciation) of investments...................  (1,738,780)   1,917,089
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,170,754)   1,463,244
                                                                                     -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,303,496    3,985,090
   Transfers between funds including guaranteed interest account, net...............    (230,129)    (452,007)
   Transfers for contract benefits and terminations.................................  (1,043,129)    (715,287)
   Contract maintenance charges.....................................................     (54,476)     (46,945)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   2,975,762    2,770,851
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,008    4,234,095
NET ASSETS -- BEGINNING OF PERIOD...................................................  14,276,818   10,042,723
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $16,081,826  $14,276,818
                                                                                     ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          59           53
  Redeemed..........................................................................         (27)         (23)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          32           30
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                                             VAN ECK VIP
                                                                                                             GLOBAL HARD
                                                                                      TEMPLETON GLOBAL BOND    ASSETS
                                                                                         SECURITIES FUND      FUND (H)
                                                                                     ----------------------  -----------
                                                                                        2011        2010        2011
                                                                                     ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  178,398  $   (3,766) $  (26,188)
  Net realized gain (loss) on investments...........................................     44,616       2,115    (164,006)
  Change in unrealized appreciation (depreciation) of investments...................   (432,475)     43,778    (464,005)
                                                                                     ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (209,461)     42,127    (654,199)
                                                                                     ----------  ----------  ----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  4,372,755   1,550,703   1,146,487
   Transfers between funds including guaranteed interest account, net...............    452,304     445,406   5,888,245
   Transfers for contract benefits and terminations.................................    (41,315)     (3,713)    (65,624)
   Contract maintenance charges.....................................................     (6,546)       (173)       (772)
   Adjustments to net assets allocated to contracts in payout period................         --          --          --
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  4,777,198   1,992,223   6,968,336
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         300          --
                                                                                     ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................................................  4,568,237   2,034,650   6,314,137
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,034,650          --          --
                                                                                     ----------  ----------  ----------
NET ASSETS -- END OF PERIOD......................................................... $6,602,887  $2,034,650  $6,314,137
                                                                                     ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --          --
  Redeemed..........................................................................         --          --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          --
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................         --          --          94
  Redeemed..........................................................................         --          --         (18)
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          76
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued............................................................................         51          19          --
  Redeemed..........................................................................         (5)         --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         46          19          --
                                                                                     ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-----------
(a)Units were made available on May 3, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(c)Units were made available on September 20, 2010.
(d)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(e)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(f)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
(g)Units were made available on May 2, 2011.
(h)Units were made available on May 20, 2011.
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth /(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                         PURCHASES      SALES
                                        ------------ ------------
All Asset Allocation................... $ 19,123,075 $  3,899,946
American Century VP Mid Cap Value Fund.    1,399,485      162,385
AXA Aggressive Allocation..............  111,769,799   68,557,726
AXA Balanced Strategy..................   17,710,371    3,491,911
AXA Conservative Allocation............   48,113,785   33,133,005
AXA Conservative Growth Strategy.......    2,824,209      330,969
AXA Conservative Strategy..............    1,542,264      205,942
AXA Conservative-Plus Allocation.......   55,029,018   37,074,671
AXA Growth Strategy....................    1,726,050    1,937,977
AXA Moderate Allocation................  206,883,261  210,923,177
AXA Moderate-Plus Allocation...........  201,591,872  140,042,187
AXA Tactical Manager 2000..............    2,767,756    1,727,272
AXA Tactical Manager 400...............    3,701,787    1,667,089
AXA Tactical Manager 500...............    3,605,551      881,483
AXA Tactical Manager International.....    3,565,890      542,520
EQ/AllianceBernstein Small Cap Growth..   77,941,585   97,833,296
EQ/AXA Franklin Small Cap Value Core...    5,978,803    6,290,706
EQ/BlackRock Basic Value Equity........   97,818,300   74,687,489
EQ/Boston Advisors Equity Income.......   15,358,973   16,334,513
EQ/Calvert Socially Responsible........    5,636,062    4,039,179
EQ/Capital Guardian Research...........   14,002,491   32,521,647
EQ/Common Stock Index..................   79,201,212  310,017,563
EQ/Core Bond Index.....................   24,480,657   32,207,046
EQ/Davis New York Venture..............    7,285,941    8,436,653
EQ/Equity 500 Index....................  145,069,927  181,743,778
EQ/Equity Growth PLUS..................   37,625,485   77,014,326
EQ/Franklin Core Balanced..............   15,339,263   20,931,371
EQ/Franklin Templeton Allocation.......   12,129,032   11,268,432
EQ/GAMCO Mergers and Acquisitions......    7,934,927    6,254,333
EQ/GAMCO Small Company Value...........  130,833,623   87,381,456
EQ/Global Bond PLUS....................   31,856,661   22,122,857
EQ/Global Multi-Sector Equity..........   78,274,877  114,479,647
EQ/Intermediate Government Bond Index..   18,381,231   25,623,197
EQ/International Core PLUS.............   34,295,276   34,435,567
EQ/International Equity Index..........   62,229,175   99,687,488
EQ/International Value PLUS............   36,387,412   55,651,650
EQ/JPMorgan Value Opportunities........    9,721,339   12,577,867
EQ/Large Cap Core PLUS.................    3,005,410    4,084,329
EQ/Large Cap Growth Index..............   20,013,497   26,404,020
EQ/Large Cap Growth PLUS...............   36,050,167   43,999,955
EQ/Large Cap Value Index...............   25,060,137    7,570,588
EQ/Large Cap Value PLUS................   65,987,882  147,337,625
EQ/Lord Abbett Large Cap Core..........   17,829,905   14,436,531
EQ/MFS International Growth............   28,515,575   21,044,909
EQ/Mid Cap Index.......................   44,218,234   64,831,475
EQ/Mid Cap Value PLUS..................   47,490,381   95,382,591
EQ/Money Market........................   76,258,697   84,561,852
EQ/Montag & Caldwell Growth............    8,707,159   12,749,583
EQ/Morgan Stanley Mid Cap Growth.......  120,318,341   66,666,110
EQ/Mutual Large Cap Equity.............    4,462,461    7,640,412
EQ/Oppenheimer Global..................   30,828,889   13,261,269

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
EQ/PIMCO Ultra Short Bond................................................ $ 31,290,290 $ 52,456,487
EQ/Quality Bond PLUS.....................................................   21,609,032   38,185,802
EQ/Small Company Index...................................................   48,523,682   42,741,902
EQ/T. Rowe Price Growth Stock............................................   44,620,081   28,293,702
EQ/Templeton Global Equity...............................................    9,382,187    8,201,203
EQ/UBS Growth & Income...................................................    4,213,904    7,611,564
EQ/Van Kampen Comstock...................................................    5,650,673    5,216,121
EQ/Wells Fargo Omega Growth..............................................   57,632,926   27,009,595
Fidelity(R) VIP Contrafund(R) Portfolio..................................   64,139,009    6,948,868
Fidelity(R) VIP Equity-Income Portfolio..................................      546,938       66,343
Fidelity(R) VIP Mid Cap Portfolio........................................    3,200,234      425,688
Goldman Sachs VIT Mid Cap Value Fund.....................................    4,038,627      427,560
Invesco V.I. Dividend Growth Fund........................................      150,150       15,604
Invesco V.I. Global Real Estate Fund.....................................   13,491,146    3,815,192
Invesco V.I. High Yield Fund.............................................    4,984,946    2,281,354
Invesco V.I. International Growth Fund...................................    8,785,253    1,171,366
Invesco V.I. Mid Cap Core Equity Fund....................................    7,274,688    1,673,872
Invesco V.I. Small Cap Equity Fund.......................................    8,393,370    5,103,032
Ivy Funds VIP Energy.....................................................   25,614,522   11,264,053
Ivy Funds VIP High Income................................................   40,074,014   11,718,952
Ivy Funds VIP Mid Cap Growth.............................................    6,434,228      645,445
Ivy Funds VIP Small Cap Growth...........................................    4,042,535    1,300,628
Lazard Retirement Emerging Markets Equity Portfolio......................   50,747,713   12,878,546
MFS(R) International Value Portfolio.....................................   31,950,316    7,174,841
MFS(R) Investors Growth Stock Series.....................................    3,029,528      780,880
MFS(R) Investors Trust Series............................................    2,777,500    1,013,861
MFS(R) Technology Portfolio..............................................   15,578,136    7,784,157
MFS(R) Utilities Series..................................................   22,835,845    4,669,223
Multimanager Aggressive Equity...........................................   18,031,573   91,655,395
Multimanager Core Bond...................................................   46,443,864   37,514,889
Multimanager International Equity........................................   10,874,610   18,733,819
Multimanager Large Cap Core Equity.......................................    3,170,708    4,520,771
Multimanager Large Cap Value.............................................    7,642,121   14,359,437
Multimanager Mid Cap Growth..............................................   10,809,771   19,937,451
Multimanager Mid Cap Value...............................................   12,171,682   20,037,469
Multimanager Multi-Sector Bond...........................................   29,207,205   34,330,207
Multimanager Small Cap Growth............................................    9,971,449   16,250,310
Multimanager Small Cap Value.............................................   17,024,604   33,334,374
Multimanager Technology..................................................   35,518,974   48,439,376
Oppenheimer Main Street Fund(R) /VA......................................      171,705       38,006
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    1,949,573      217,687
Target 2015 Allocation...................................................    7,844,299    5,845,358
Target 2025 Allocation...................................................    9,426,343    5,834,975
Target 2035 Allocation...................................................    7,586,867    3,604,791
Target 2045 Allocation...................................................    5,892,117    2,804,458
Templeton Global Bond Securities Fund....................................    5,629,532      646,588
Van Eck VIP Global Hard Assets Fund......................................    8,691,924    1,749,776

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

   Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

--------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH         MULTIMANAGER AGGRESIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A           2,913,236                            22,592,038
Value -- Class A          $      7.88                          $      23.83
Shares -- Class B         $ 1,049,889                          $  1,061,491
Value -- Class B          $      7.72                          $      23.38
Net Assets Before Merger   31,061,443                          $532,124,482
Net Assets After Merger   $        --                          $563,185,925

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT                          --             --           --      --

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                your account value on the last business    account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $25                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                          WITH THE GUARANTEED MINIMUM INCOME         account value
                                                                BENEFIT) - 0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater
                                                                of 6% roll-up to age 85 benefit base, as
                                                                applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                the GWBL Enhance death benefit base

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                                     UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                  UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                  ----------- ------------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (r)      $115.06             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B (r)     $112.54             --               --         --        (4.89)%
      All contract charges                               --            223         $ 25,298       1.97%          --
2010  Lowest contract charge 0.50% Class B (r)      $119.82             --               --         --        14.41%
      Highest contract charge 1.45% Class B (r)     $118.33             --               --         --        13.31%
      All contract charges                               --            101         $ 11,926       2.90%          --
2009  Lowest contract charge 0.50% Class B (r)      $104.73             --               --         --         2.75%
      Highest contract charge 1.45% Class B (r)     $104.43             --               --         --         2.47%
      All contract charges                               --             20         $  2,043       4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class II (t)     $104.57             --               --         --        (1.53)%
      Highest contract charge 1.20% Class II (t)    $103.68             --               --         --        (2.03)%
      All contract charges                               --             16         $  1,668       1.44%          --
2010  Lowest contract charge 0.90% Class II (t)     $106.06             --               --         --         6.01%
      Highest contract charge 1.20% Class II (t)    $105.83             --               --         --         5.79%
      All contract charges                               --              4         $    472       2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B          $128.63             --               --         --        (7.96)%
      Highest contract charge 1.45% Class B         $118.84             --               --         --        (8.84)%
      All contract charges                               --          2,983         $357,014       1.34%          --
2010  Lowest contract charge 0.50% Class B          $139.76             --               --         --        12.51%
      Highest contract charge 1.45% Class B         $130.37             --               --         --        11.44%
      All contract charges                               --          2,731         $357,010       1.71%          --
2009  Lowest contract charge 0.50% Class B          $124.22             --               --         --        26.65%
      Highest contract charge 1.45% Class B         $116.99             --               --         --        25.44%
      All contract charges                               --          2,255         $264,074       1.16%          --
2008  Lowest contract charge 0.50% Class B          $ 98.08             --               --         --       (39.50)%
      Highest contract charge 1.45% Class B         $ 93.26             --               --         --       (40.08)%
      All contract charges                               --          1,573         $146,691       1.79%          --
2007  Lowest contract charge 0.50% Class B          $162.11             --               --         --         5.64%
      Highest contract charge 1.45% Class B         $155.64             --               --         --         4.62%
      All contract charges                               --          1,034         $161,376       2.96%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)      $108.40             --               --         --        (3.22)%
      Highest contract charge 1.25% Class A (s)     $108.02             --               --         --        (3.37)%
      All contract charges                               --              5         $    544       1.36%          --
2010  Lowest contract charge 1.10% Class A (s)      $112.01             --               --         --         9.12%
      Highest contract charge 1.25% Class A (s)     $111.79             --               --         --         8.96%
      All contract charges                               --              3         $    350       1.92%          --
2009  Lowest contract charge 1.10% Class A (s)      $102.65             --               --         --         1.93%
      Highest contract charge 1.25% Class A (s)     $102.60             --               --         --         1.89%
      All contract charges                               --              4         $    394       2.34%          --
AXA BALANCED STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)      $115.70             --               --         --        (3.61)%
      Highest contract charge 1.30% Class B (q)     $115.55             --               --         --        (3.66)%
      All contract charges                               --            290         $ 33,585       1.36%          --
2010  Lowest contract charge 1.25% Class B (q)      $120.03             --               --         --         8.68%
      Highest contract charge 1.30% Class B (q)     $119.94             --               --         --         8.62%
      All contract charges                               --            176         $ 21,202       1.92%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                                    UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ----------- ------------------- ---------- -------------- ---------
AXA BALANCED STRATEGY (CONTINUED)
2009  Lowest contract charge 1.25% Class B (q)     $110.45             --               --         --        12.64%
      Highest contract charge 1.30% Class B (q)    $110.42             --               --         --        12.60%
      All contract charges                              --             51         $  5,642       2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $128.42             --               --         --         1.39%
      Highest contract charge 1.45% Class B        $118.65             --               --         --         0.42%
      All contract charges                              --            988         $116,023       1.76%          --
2010  Lowest contract charge 0.50% Class B         $126.66             --               --         --         6.73%
      Highest contract charge 1.45% Class B        $118.15             --               --         --         5.71%
      All contract charges                              --            878         $103,215       2.41%          --
2009  Lowest contract charge 0.50% Class B         $118.67             --               --         --         9.27%
      Highest contract charge 1.45% Class B        $111.77             --               --         --         8.24%
      All contract charges                              --            701         $ 78,154       2.54%          --
2008  Lowest contract charge 0.50% Class B         $108.60             --               --         --       (11.46)%
      Highest contract charge 1.45% Class B        $103.26             --               --         --       (12.31)%
      All contract charges                              --            539         $ 55,833       4.85%          --
2007  Lowest contract charge 0.50% Class B         $122.65             --               --         --         5.27%
      Highest contract charge 1.45% Class B        $117.75             --               --         --         4.26%
      All contract charges                              --            378         $ 44,771       5.06%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $114.67             --               --         --        (2.62)%
      Highest contract charge 1.30% Class B (q)    $114.53             --               --         --        (2.67)%
      All contract charges                              --             52         $  5,951       1.39%          --
2010  Lowest contract charge 1.25% Class B (q)     $117.76             --               --         --         7.76%
      Highest contract charge 1.30% Class B (q)    $117.67             --               --         --         7.74%
      All contract charges                              --             31         $  3,722       1.71%          --
2009  Lowest contract charge 1.25% Class B (q)     $109.28             --               --         --        10.60%
      Highest contract charge 1.30% Class B (q)    $109.22             --               --         --        10.58%
      All contract charges                              --             10         $  1,140       1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $111.12             --               --         --        (0.54)%
      Highest contract charge 1.30% Class B (q)    $110.98             --               --         --        (0.59)%
      All contract charges                              --             25         $  2,768       1.90%          --
2010  Lowest contract charge 1.25% Class B (q)     $111.72             --               --         --         5.94%
      Highest contract charge 1.30% Class B (q)    $111.64             --               --         --         5.89%
      All contract charges                              --             13         $  1,475       2.37%          --
2009  Lowest contract charge 1.25% Class B (q)     $105.46             --               --         --         5.67%
      Highest contract charge 1.30% Class B (q)    $105.43             --               --         --         5.64%
      All contract charges                              --              3         $    275       2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $127.77             --               --         --        (1.21)%
      Highest contract charge 1.45% Class B        $118.05             --               --         --        (2.15)%
      All contract charges                              --          1,358         $160,091       1.58%          --
2010  Lowest contract charge 0.50% Class B         $129.33             --               --         --         8.52%
      Highest contract charge 1.45% Class B        $120.64             --               --         --         7.49%
      All contract charges                              --          1,244         $149,815       2.16%          --
2009  Lowest contract charge 0.50% Class B         $119.17             --               --         --        13.85%
      Highest contract charge 1.45% Class B        $112.23             --               --         --        12.76%
      All contract charges                              --          1,056         $118,182       2.15%          --
2008  Lowest contract charge 0.50% Class B         $104.67             --               --         --       (19.83)%
      Highest contract charge 1.45% Class B        $ 99.53             --               --         --       (20.59)%
      All contract charges                              --            800         $ 79,752       3.64%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2007  Lowest contract charge 0.50% Class B        $130.56             --                --        --         4.96%
      Highest contract charge 1.45% Class B       $125.34             --                --        --         3.95%
      All contract charges                             --            634        $   80,092      4.08%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $108.93             --                --        --        (5.21)%
      Highest contract charge 1.25% Class A (s)   $108.55             --                --        --        (5.35)%
      All contract charges                             --             11        $    1,177      1.19%          --
2010  Lowest contract charge 1.10% Class A (s)    $114.92             --                --        --        10.72%
      Highest contract charge 1.25% Class A (s)   $114.69             --                --        --        10.56%
      All contract charges                             --             13        $    1,535      1.56%          --
2009  Lowest contract charge 1.10% Class A (s)    $103.79             --                --        --         2.87%
      Highest contract charge 1.25% Class A (s)   $103.74             --                --        --         2.84%
      All contract charges                             --             14        $    1,474      1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $102.59             --                --        --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                --        --        (3.56)%
      All contract charges                             --         17,152        $1,263,112      1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                --        --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                --        --         8.59%
      All contract charges                             --         18,275        $1,387,456      2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                --        --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                --        --        15.60%
      All contract charges                             --         18,864        $1,310,255      1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                --        --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                --        --       (25.38)%
      All contract charges                             --         19,014        $1,142,587      3.70%          --
2007  Lowest contract charge 0.50% Class A        $109.30             --                --        --         6.00%
      Highest contract charge 1.45% Class A       $144.38             --                --        --         4.99%
      All contract charges                             --         19,631        $1,586,678      3.35%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $118.42             --                --        --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                --        --        (3.65)%
      All contract charges                             --          2,171        $  261,855      1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                --        --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                --        --         8.50%
      All contract charges                             --          1,923        $  240,775      2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                --        --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                --        --        15.51%
      All contract charges                             --          1,585        $  183,180      1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                --        --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                --        --       (25.44)%
      All contract charges                             --          1,338        $  136,760      3.70%          --
2007  Lowest contract charge 0.50% Class B        $127.43             --                --        --         5.73%
      Highest contract charge 1.30% Class B       $107.96             --                --        --         4.90%
      All contract charges                             --          1,218        $  170,510      3.35%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $133.07             --                --        --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                --        --        (6.34)%
      All contract charges                             --          6,568        $  807,708      1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                --        --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                --        --         9.94%
      All contract charges                             --          6,277        $  822,427      1.82%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $126.77             --               --         --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --               --         --        20.18%
      All contract charges                             --          5,622         $668,768       1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --               --         --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --               --         --       (32.77)%
      All contract charges                             --          4,565         $452,172       2.45%          --
2007  Lowest contract charge 0.50% Class B        $153.90             --               --         --         5.85%
      Highest contract charge 1.45% Class B       $147.76             --               --         --         4.84%
      All contract charges                             --          3,480         $513,806       3.38%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.17             --               --         --       (11.18)%
      Highest contract charge 1.34% Class B (t)   $109.23             --               --         --       (11.75)%
      All contract charges                             --             12         $  1,291       0.03%          --
2010  Lowest contract charge 0.70% Class B (t)    $124.04             --               --         --        17.16%
      Highest contract charge 1.34% Class B (t)   $123.77             --               --         --        16.95%
      All contract charges                             --              3         $    416       0.08%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $109.35             --               --         --        (8.86)%
      Highest contract charge 1.34% Class B (t)   $108.41             --               --         --        (9.45)%
      All contract charges                             --             25         $  2,592       0.05%          --
2010  Lowest contract charge 0.70% Class B (t)    $119.98             --               --         --        14.37%
      Highest contract charge 1.34% Class B (t)   $119.72             --               --         --        14.17%
      All contract charges                             --              8         $    954       0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.47             --               --         --        (4.42)%
      Highest contract charge 1.34% Class B (t)   $109.53             --               --         --        (5.03)%
      All contract charges                             --             35         $  3,721       0.64%          --
2010  Lowest contract charge 0.70% Class B (t)    $115.58             --               --         --        10.26%
      Highest contract charge 1.34% Class B (t)   $115.33             --               --         --        10.06%
      All contract charges                             --             10         $  1,215       0.69%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $ 93.15             --               --         --       (16.64)%
      Highest contract charge 1.34% Class B (t)   $ 92.35             --               --         --       (17.17)%
      All contract charges                             --             34         $  3,102       2.30%          --
2010  Lowest contract charge 0.70% Class B (t)    $111.74             --               --         --         6.88%
      Highest contract charge 1.34% Class B (t)   $111.50             --               --         --         6.68%
      All contract charges                             --              5         $    638       1.76%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $118.95             --               --         --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --               --         --        (1.84)%
      All contract charges                             --          1,220         $249,306       0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --               --         --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --               --         --        31.64%
      All contract charges                             --          1,331         $276,722       0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --               --         --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --               --         --        34.04%
      All contract charges                             --          1,403         $221,353       0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --               --         --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --               --         --       (45.32)%
      All contract charges                             --          1,444         $169,875       0.01%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class A    $120.87             --               --         --        16.40%
      Highest contract charge 1.45% Class A   $155.92             --               --         --        15.28%
      All contract charges                         --          1,537         $330,250       0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $113.78             --               --         --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70             --               --         --        (1.92)%
      All contract charges                         --            255         $ 39,148       0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09             --               --         --        32.58%
      Highest contract charge 1.30% Class B   $114.91             --               --         --        31.54%
      All contract charges                         --            280         $ 44,323       0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81             --               --         --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36             --               --         --        33.93%
      All contract charges                         --            301         $ 36,400       0.15%          --
2008  Lowest contract charge 0.50% Class B    $ 64.30             --               --         --       (44.93)%
      Highest contract charge 1.30% Class B   $ 65.23             --               --         --       (45.37)%
      All contract charges                         --            318         $ 29,108       0.01%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --        16.10%
      Highest contract charge 1.30% Class B   $119.40             --               --         --        15.18%
      All contract charges                         --            353         $ 59,087       0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 92.77             --               --         --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16             --               --         --       (10.89)%
      All contract charges                         --            156         $ 13,851       0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11             --               --         --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93             --               --         --        22.47%
      All contract charges                         --            156         $ 15,611       0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39             --               --         --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78             --               --         --        26.36%
      All contract charges                         --            144         $ 11,627       1.05%          --
2008  Lowest contract charge 0.50% Class B    $ 65.36             --               --         --       (33.74)%
      Highest contract charge 1.45% Class B   $ 63.93             --               --         --       (34.37)%
      All contract charges                         --            118         $  7,589       1.02%          --
2007  Lowest contract charge 0.50% Class B    $ 98.64             --               --         --        (9.09)%
      Highest contract charge 1.45% Class B   $ 97.41             --               --         --        (9.96)%
      All contract charges                         --             66         $  6,402       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $139.47             --               --         --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42             --               --         --        (4.51)%
      All contract charges                         --          2,193         $402,728       1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66             --               --         --        11.72%
      Highest contract charge 1.45% Class B   $162.76             --               --         --        10.66%
      All contract charges                         --          2,041         $397,717       1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48             --               --         --        29.64%
      Highest contract charge 1.45% Class B   $147.09             --               --         --        28.40%
      All contract charges                         --          1,845         $328,742       2.77%          --
2008  Lowest contract charge 0.50% Class B    $ 99.88             --               --         --       (36.88)%
      Highest contract charge 1.45% Class B   $114.56             --               --         --       (37.48)%
      All contract charges                         --          1,678         $235,310       1.69%          --
2007  Lowest contract charge 0.50% Class B    $158.23             --               --         --         0.67%
      Highest contract charge 1.45% Class B   $183.24             --               --         --        (0.29)%
      All contract charges                         --          1,706         $383,188       1.08%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $114.96             --                --        --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27             --                --        --        (1.84)%
      All contract charges                         --            516        $   55,550      1.86%          --
2010  Lowest contract charge 0.50% Class B    $116.00             --                --        --        15.13%
      Highest contract charge 1.45% Class B   $109.28             --                --        --        14.03%
      All contract charges                         --            528        $   57,712      2.42%          --
2009  Lowest contract charge 0.50% Class B    $100.76             --                --        --        10.99%
      Highest contract charge 1.45% Class B   $ 95.83             --                --        --         9.92%
      All contract charges                         --            524        $   50,322      2.62%          --
2008  Lowest contract charge 0.50% Class B    $ 90.78             --                --        --       (32.64)%
      Highest contract charge 1.45% Class B   $ 87.18             --                --        --       (33.28)%
      All contract charges                         --            487        $   42,542      2.38%          --
2007  Lowest contract charge 0.50% Class B    $134.77             --                --        --         3.18%
      Highest contract charge 1.45% Class B   $130.66             --                --        --         2.18%
      All contract charges                         --            445        $   58,354      1.93%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B    $ 75.24             --                --        --        (0.24)%
      Highest contract charge 1.35% Class B   $ 76.58             --                --        --        (1.07)%
      All contract charges                         --            304        $   23,549      0.38%          --
2010  Lowest contract charge 0.50% Class B    $ 75.42             --                --        --        11.96%
      Highest contract charge 1.45% Class B   $ 99.18             --                --        --        10.89%
      All contract charges                         --            283        $   22,061      0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 67.36             --                --        --        30.24%
      Highest contract charge 1.45% Class B   $ 89.44             --                --        --        28.99%
      All contract charges                         --            267        $   18,810      0.26%          --
2008  Lowest contract charge 0.50% Class B    $ 51.72             --                --        --       (45.50)%
      Highest contract charge 1.45% Class B   $ 69.34             --                --        --       (46.02)%
      All contract charges                         --            235        $   12,828      0.29%          --
2007  Lowest contract charge 0.50% Class B    $ 94.90             --                --        --        11.57%
      Highest contract charge 1.45% Class B   $128.45             --                --        --        10.49%
      All contract charges                         --            218        $   21,860      0.24%          --
EQ/CAPITAL GUARDIAN RESEARCH (B)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $129.43             --                --        --         3.27%
      Highest contract charge 1.45% Class B   $117.85             --                --        --         2.50%
      All contract charges                         --          1,313        $  155,656      0.71%          --
2010  Lowest contract charge 0.50% Class B    $114.78             --                --        --        15.22%
      Highest contract charge 1.45% Class B   $114.98             --                --        --        14.12%
      All contract charges                         --          1,454        $  168,794      0.74%          --
2009  Lowest contract charge 0.50% Class B    $ 99.62             --                --        --        30.80%
      Highest contract charge 1.45% Class B   $100.76             --                --        --        29.56%
      All contract charges                         --          1,584        $  161,230      1.16%          --
2008  Lowest contract charge 0.50% Class B    $ 76.16             --                --        --       (39.97)%
      Highest contract charge 1.45% Class B   $ 77.77             --                --        --       (40.54)%
      All contract charges                         --          1,706        $  134,398      0.92%          --
2007  Lowest contract charge 0.50% Class B    $126.86             --                --        --         1.15%
      Highest contract charge 1.45% Class B   $130.80             --                --        --         0.18%
      All contract charges                         --          1,936        $  256,826      1.21%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 89.43             --                --        --         0.28%
      Highest contract charge 1.45% Class A   $ 95.93             --                --        --        (0.68)%
      All contract charges                         --          6,234        $1,826,842      1.45%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/COMMON STOCK INDEX (M) (CONTINUED)
2010  Lowest contract charge 0.50% Class A        $ 89.18             --                --        --        15.58%
      Highest contract charge 1.49% Class A       $311.66             --                --        --        14.67%
      All contract charges                             --          6,983        $2,055,925      1.50%          --
2009  Lowest contract charge 0.50% Class A        $ 77.16             --                --        --        28.00%
      Highest contract charge 1.49% Class A       $271.80             --                --        --        27.02%
      All contract charges                             --          7,732        $1,984,969      2.01%          --
2008  Lowest contract charge 0.50% Class A        $ 60.28             --                --        --       (43.94)%
      Highest contract charge 1.49% Class A       $213.98             --                --        --       (44.31)%
      All contract charges                             --          8,404        $1,696,532      1.74%          --
2007  Lowest contract charge 0.50% Class A        $107.52             --                --        --         3.22%
      Highest contract charge 1.49% Class A       $384.25             --                --        --         2.53%
      All contract charges                             --          9,616        $3,481,372      1.18%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 86.56             --                --        --         0.03%
      Highest contract charge 1.30% Class B       $ 84.72             --                --        --        (0.76)%
      All contract charges                             --            981        $   90,393      1.45%          --
2010  Lowest contract charge 0.50% Class B        $ 86.53             --                --        --        15.30%
      Highest contract charge 1.30% Class B       $ 85.37             --                --        --        14.38%
      All contract charges                             --          1,085        $  100,911      1.50%          --
2009  Lowest contract charge 0.50% Class B        $ 75.05             --                --        --        27.68%
      Highest contract charge 1.30% Class B       $ 74.64             --                --        --        26.68%
      All contract charges                             --          1,189        $   96,715      2.01%          --
2008  Lowest contract charge 0.50% Class B        $ 58.78             --                --        --       (44.08)%
      Highest contract charge 1.30% Class B       $ 58.92             --                --        --       (44.52)%
      All contract charges                             --          1,286        $   82,770      1.74%          --
2007  Lowest contract charge 0.50% Class B        $105.11             --                --        --         2.96%
      Highest contract charge 1.30% Class B       $106.21             --                --        --         2.14%
      All contract charges                             --          1,495        $  174,274      1.18%          --
EQ/CORE BOND INDEX (P)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $126.30             --                --        --         4.28%
      Highest contract charge 1.45% Class B       $114.67             --                --        --         3.29%
      All contract charges                             --          1,056        $  122,833      1.85%          --
2010  Lowest contract charge 0.50% Class B        $121.12             --                --        --         5.25%
      Highest contract charge 1.45% Class B       $111.02             --                --        --         4.25%
      All contract charges                             --          1,128        $  127,022      2.18%          --
2009  Lowest contract charge 0.50% Class B        $115.08             --                --        --         2.18%
      Highest contract charge 1.45% Class B       $106.50             --                --        --         1.20%
      All contract charges                             --          1,163        $  125,579      2.75%          --
2008  Lowest contract charge 0.50% Class B        $112.63             --                --        --        (9.40)%
      Highest contract charge 1.45% Class B       $105.24             --                --        --       (10.26)%
      All contract charges                             --            993        $  105,935      4.16%          --
2007  Lowest contract charge 0.50% Class B        $124.31             --                --        --         2.58%
      Highest contract charge 1.45% Class B       $117.27             --                --        --         1.60%
      All contract charges                             --          1,164        $  138,131      4.62%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (a)    $ 82.09             --                --        --        (5.13)%
      Highest contract charge 1.45% Class B (a)   $ 78.53             --                --        --        (6.03)%
      All contract charges                             --            322        $   25,523      0.30%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 86.53             --                --        --        11.19%
      Highest contract charge 1.45% Class B (a)   $ 83.57             --                --        --        10.14%
      All contract charges                             --            332        $   28,092      0.85%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B (a)    $ 77.82             --               --         --        32.01%
      Highest contract charge 1.45% Class B (a)   $ 75.88             --               --         --        30.76%
      All contract charges                             --            281         $ 21,535       1.99%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 58.95             --               --         --       (39.51)%
      Highest contract charge 1.45% Class B (a)   $ 58.03             --               --         --       (40.09)%
      All contract charges                             --            187         $ 10,886       0.78%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 97.46             --               --         --        (2.54)%
      Highest contract charge 1.45% Class B (a)   $ 96.87             --               --         --        (3.13)%
      All contract charges                             --             64         $  6,154       1.15%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $ 97.99             --               --         --         1.26%
      Highest contract charge 1.45% Class A       $106.45             --               --         --         0.29%
      All contract charges                             --          2,408         $665,749       1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77             --               --         --        14.09%
      Highest contract charge 1.45% Class A       $106.14             --               --         --        13.00%
      All contract charges                             --          2,548         $703,946       1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82             --               --         --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93             --               --         --        24.34%
      All contract charges                             --          2,660         $651,857       2.22%          --
2008  Lowest contract charge 0.50% Class A        $ 67.56             --               --         --       (37.48)%
      Highest contract charge 1.45% Class A       $ 75.54             --               --         --       (38.07)%
      All contract charges                             --          2,707         $534,905       1.87%          --
2007  Lowest contract charge 0.50% Class A        $108.06             --               --         --         4.69%
      Highest contract charge 1.45% Class A       $121.98             --               --         --         3.68%
      All contract charges                             --          2,858         $914,617       1.54%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 96.88             --               --         --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83             --               --         --         0.21%
      All contract charges                             --            937         $ 94,390       1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91             --               --         --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64             --               --         --        12.91%
      All contract charges                             --            909         $ 91,565       1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28             --               --         --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05             --               --         --        24.24%
      All contract charges                             --            891         $ 79,695       2.22%          --
2008  Lowest contract charge 0.50% Class B        $ 67.29             --               --         --       (37.64)%
      Highest contract charge 1.30% Class B       $ 66.04             --               --         --       (38.13)%
      All contract charges                             --            852         $ 61,956       1.87%          --
2007  Lowest contract charge 0.50% Class B        $107.91             --               --         --         4.43%
      Highest contract charge 1.30% Class B       $106.74             --               --         --         3.60%
      All contract charges                             --            902         $106,809       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $147.32             --               --         --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53             --               --         --        (7.55)%
      All contract charges                             --          2,304         $311,114       0.26%          --
2010  Lowest contract charge 0.50% Class B        $157.83             --               --         --        14.68%
      Highest contract charge 1.45% Class B       $144.44             --               --         --        13.59%
      All contract charges                             --          2,551         $371,771       0.29%          --
2009  Lowest contract charge 0.50% Class B        $137.63             --               --         --        27.18%
      Highest contract charge 1.45% Class B       $127.16             --               --         --        25.96%
      All contract charges                             --          2,765         $354,268       0.90%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $108.22             --               --         --       (40.59)%
      Highest contract charge 1.45% Class B       $100.95             --               --         --       (41.16)%
      All contract charges                             --          2,670         $271,576       0.99%          --
2007  Lowest contract charge 0.50% Class B        $182.16             --               --         --        13.47%
      Highest contract charge 1.45% Class B       $171.57             --               --         --        12.39%
      All contract charges                             --          2,374         $411,149       0.18%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $103.19             --               --         --        (0.42)%
      Highest contract charge 1.45% Class B       $ 98.07             --               --         --        (1.37)%
      All contract charges                             --            717         $ 70,812       3.23%          --
2010  Lowest contract charge 0.50% Class B        $103.63             --               --         --        10.75%
      Highest contract charge 1.45% Class B       $ 99.43             --               --         --         9.68%
      All contract charges                             --            785         $ 78,731       3.04%          --
2009  Lowest contract charge 0.50% Class B        $ 93.57             --               --         --        29.87%
      Highest contract charge 1.45% Class B       $ 90.65             --               --         --        28.64%
      All contract charges                             --            850         $ 77,384       5.79%          --
2008  Lowest contract charge 0.50% Class B        $ 72.05             --               --         --       (32.14)%
      Highest contract charge 1.45% Class B       $ 70.47             --               --         --       (32.79)%
      All contract charges                             --            845         $ 59,776       6.17%          --
2007  Lowest contract charge 0.50% Class B        $106.18             --               --         --         1.55%
      Highest contract charge 1.45% Class B       $104.85             --               --         --         0.57%
      All contract charges                             --            825         $ 86,650       4.64%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class B (a)    $ 80.20             --               --         --        (4.92)%
      Highest contract charge 1.34% Class B (a)   $ 77.11             --               --         --        (5.72)%
      All contract charges                             --            598         $ 46,424       1.83%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 84.35             --               --         --         9.84%
      Highest contract charge 1.45% Class B (a)   $ 81.46             --               --         --         8.79%
      All contract charges                             --            593         $ 48,725       2.10%          --
2009  Lowest contract charge 0.50% Class B (a)    $ 76.79             --               --         --        27.81%
      Highest contract charge 1.45% Class B (a)   $ 74.88             --               --         --        26.59%
      All contract charges                             --            562         $ 42,403       2.59%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 60.08             --               --         --       (37.20)%
      Highest contract charge 1.45% Class B (a)   $ 59.15             --               --         --       (37.80)%
      All contract charges                             --            501         $ 29,735       4.75%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 95.67             --               --         --        (4.33)%
      Highest contract charge 1.45% Class B (a)   $ 95.10             --               --         --        (4.90)%
      All contract charges                             --            292         $ 27,827       2.48%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $132.83             --               --         --         0.84%
      Highest contract charge 1.45% Class B       $124.60             --               --         --        (0.12)%
      All contract charges                             --            159         $ 19,826       0.18%          --
2010  Lowest contract charge 0.50% Class B        $131.72             --               --         --         9.08%
      Highest contract charge 1.45% Class B       $124.75             --               --         --         8.04%
      All contract charges                             --            151         $ 18,664       0.00%          --
2009  Lowest contract charge 0.50% Class B        $120.76             --               --         --        16.04%
      Highest contract charge 1.45% Class B       $115.47             --               --         --        14.93%
      All contract charges                             --            120         $ 13,875       0.00%          --
2008  Lowest contract charge 0.50% Class B        $104.07             --               --         --       (14.25)%
      Highest contract charge 1.45% Class B       $100.47             --               --         --       (15.07)%
      All contract charges                             --            115         $ 11,611       0.51%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $121.36             --               --         --         2.90%
      Highest contract charge 1.45% Class B   $118.30             --               --         --         1.91%
      All contract charges                         --            108         $ 12,892       0.81%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $186.34             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B   $173.86             --               --         --        (4.89)%
      All contract charges                         --          2,138         $367,988       0.08%          --
2010  Lowest contract charge 0.50% Class B    $194.05             --               --         --        31.98%
      Highest contract charge 1.45% Class B   $182.80             --               --         --        30.72%
      All contract charges                         --          1,887         $341,922       0.39%          --
2009  Lowest contract charge 0.50% Class B    $147.03             --               --         --        40.75%
      Highest contract charge 1.45% Class B   $139.84             --               --         --        39.39%
      All contract charges                         --          1,474         $205,125       0.47%          --
2008  Lowest contract charge 0.50% Class B    $104.46             --               --         --       (31.01)%
      Highest contract charge 1.45% Class B   $100.32             --               --         --       (31.66)%
      All contract charges                         --          1,113         $111,588       0.62%          --
2007  Lowest contract charge 0.50% Class B    $151.41             --               --         --         8.75%
      Highest contract charge 1.45% Class B   $146.80             --               --         --         7.70%
      All contract charges                         --            866         $127,593       0.52%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2011  Lowest contract charge 0.50% Class B    $129.14             --               --         --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --               --         --         2.89%
      All contract charges                         --            678         $ 83,622       3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --               --         --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --               --         --         4.76%
      All contract charges                         --            613         $ 73,535       2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --               --         --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --               --         --         0.49%
      All contract charges                         --            507         $ 57,768       0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --               --         --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --               --         --         4.94%
      All contract charges                         --            483         $ 54,607      19.47%          --
2007  Lowest contract charge 0.50% Class B    $109.34             --               --         --         8.76%
      Highest contract charge 1.45% Class B   $107.01             --               --         --         7.72%
      All contract charges                         --            213         $ 22,866       3.57%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $210.44             --               --         --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --               --         --       (13.59)%
      All contract charges                         --          2,138         $354,891       1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --               --         --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --               --         --         9.84%
      All contract charges                         --          2,335         $448,383       1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --               --         --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --               --         --        47.89%
      All contract charges                         --          2,370         $413,743       1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --               --         --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --               --         --       (57.97)%
      All contract charges                         --          2,129         $253,220       0.14%          --
2007  Lowest contract charge 0.50% Class B    $343.25             --               --         --        41.30%
      Highest contract charge 1.45% Class B   $372.58             --               --         --        39.95%
      All contract charges                         --          2,232         $634,802       0.00%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A    $167.34             --               --         --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --               --         --         4.03%
      All contract charges                         --            406         $ 71,034       0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --               --         --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --               --         --         2.96%
      All contract charges                         --            441         $ 74,135       1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --               --         --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --               --         --        (3.45)%
      All contract charges                         --            480         $ 78,061       1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --               --         --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --               --         --         2.35%
      All contract charges                         --            531         $ 89,495       3.33%          --
2007  Lowest contract charge 0.50% Class A    $107.06             --               --         --         6.59%
      Highest contract charge 1.45% Class A   $137.16             --               --         --         5.57%
      All contract charges                         --            554         $ 90,855       4.50%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.90% to 1.30%*
2011  Lowest contract charge 0.90% Class B    $151.15             --               --         --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --               --         --         3.94%
      All contract charges                         --            176         $ 24,234       0.59%          --
2010  Lowest contract charge 0.50% Class B    $141.57             --               --         --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --               --         --         2.87%
      All contract charges                         --            177         $ 23,904       1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --               --         --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --               --         --        (3.52)%
      All contract charges                         --            189         $ 25,089       1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --               --         --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --               --         --         2.26%
      All contract charges                         --            220         $ 30,638       3.33%          --
2007  Lowest contract charge 0.50% Class B    $136.21             --               --         --         6.32%
      Highest contract charge 1.30% Class B   $105.74             --               --         --         5.48%
      All contract charges                         --            225         $ 30,902       4.50%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --               --         --       (18.13)%
      All contract charges                         --          1,229         $119,909       2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --               --         --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --               --         --         7.64%
      All contract charges                         --          1,247         $148,586       1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --               --         --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --               --         --        33.37%
      All contract charges                         --          1,120         $124,727       3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --               --         --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --               --         --       (45.66)%
      All contract charges                         --            889         $ 75,314       1.61%          --
2007  Lowest contract charge 0.50% Class B    $145.80             --               --         --        14.65%
      Highest contract charge 1.45% Class B   $188.80             --               --         --        13.54%
      All contract charges                         --            748         $117,043       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 67.65             --               --         --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --               --         --       (13.26)%
      All contract charges                         --          3,187         $348,671       2.95%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A    $ 77.24             --               --         --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --               --         --         3.96%
      All contract charges                         --          3,485         $439,022       2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --               --         --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --               --         --        25.55%
      All contract charges                         --          3,794         $458,941       2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --               --         --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --               --         --       (51.31)%
      All contract charges                         --          3,962         $381,162       2.82%          --
2007  Lowest contract charge 0.50% Class A    $118.10             --               --         --        11.45%
      Highest contract charge 1.45% Class A   $154.56             --               --         --        10.38%
      All contract charges                         --          4,247         $838,849       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 88.50             --               --         --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --               --         --       (13.33)%
      All contract charges                         --            537         $ 44,371       2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --               --         --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --               --         --         3.86%
      All contract charges                         --            614         $ 58,834       2.46%          --
2009  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --        26.47%
      Highest contract charge 1.30% Class B   $ 71.20             --               --         --        25.46%
      All contract charges                         --            676         $ 62,696       2.69%          --
2008  Lowest contract charge 0.50% Class B    $ 76.51             --               --         --       (50.97)%
      Highest contract charge 1.30% Class B   $ 56.75             --               --         --       (51.35)%
      All contract charges                         --            744         $ 55,667       2.82%          --
2007  Lowest contract charge 0.50% Class B    $156.05             --               --         --        11.16%
      Highest contract charge 1.30% Class B   $116.66             --               --         --        10.29%
      All contract charges                         --            787         $121,942       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 94.32             --               --         --       (16.58)%
      Highest contract charge 1.45% Class B   $114.01             --               --         --       (17.38)%
      All contract charges                         --          1,878         $198,047       1.92%          --
2010  Lowest contract charge 0.50% Class B    $113.07             --               --         --         5.54%
      Highest contract charge 1.45% Class B   $138.00             --               --         --         4.54%
      All contract charges                         --          2,043         $260,491       0.77%          --
2009  Lowest contract charge 0.50% Class B    $107.14             --               --         --        29.60%
      Highest contract charge 1.45% Class B   $132.01             --               --         --        28.35%
      All contract charges                         --          2,074         $252,937       2.12%          --
2008  Lowest contract charge 0.50% Class B    $ 82.67             --               --         --       (43.28)%
      Highest contract charge 1.45% Class B   $102.85             --               --         --       (43.82)%
      All contract charges                         --          2,004         $190,748       2.24%          --
2007  Lowest contract charge 0.50% Class B    $145.75             --               --         --         9.64%
      Highest contract charge 1.45% Class B   $183.08             --               --         --         8.58%
      All contract charges                         --          2,074         $351,707       1.93%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $108.93             --               --         --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32             --               --         --        (6.60)%
      All contract charges                         --            360         $ 43,245       1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66             --               --         --        11.76%
      Highest contract charge 1.45% Class B   $104.20             --               --         --        10.70%
      All contract charges                         --            384         $ 49,132       1.33%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $104.38             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13             --               --         --        30.39%
      All contract charges                         --            376         $ 43,960       1.50%          --
2008  Lowest contract charge 0.50% Class B    $ 79.29             --               --         --       (40.07)%
      Highest contract charge 1.45% Class B   $ 72.19             --               --         --       (40.65)%
      All contract charges                         --            380         $ 34,198       1.82%          --
2007  Lowest contract charge 0.50% Class B    $132.31             --               --         --        (1.71)%
      Highest contract charge 1.45% Class B   $121.64             --               --         --        (2.65)%
      All contract charges                         --            431         $ 64,820       1.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 90.63             --               --         --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52             --               --         --        (5.63)%
      All contract charges                         --            157         $ 13,764       1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11             --               --         --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62             --               --         --        12.53%
      All contract charges                         --            173         $ 16,084       1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72             --               --         --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53             --               --         --        24.68%
      All contract charges                         --            163         $ 13,328       4.70%          --
2008  Lowest contract charge 0.50% Class B    $ 66.51             --               --         --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --               --         --       (38.32)%
      All contract charges                         --            150         $  9,852       0.37%          --
2007  Lowest contract charge 0.50% Class B    $106.78             --               --         --         3.37%
      Highest contract charge 1.45% Class B   $104.71             --               --         --         2.37%
      All contract charges                         --            146         $ 15,557       1.23%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 75.76             --               --         --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --               --         --         0.88%
      All contract charges                         --          1,553         $118,553       0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --               --         --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --               --         --        14.27%
      All contract charges                         --          1,628         $123,033       0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --               --         --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --               --         --        34.24%
      All contract charges                         --          1,755         $115,833       2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --               --         --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --               --         --       (37.20)%
      All contract charges                         --          1,741         $ 85,377       0.14%          --
2007  Lowest contract charge 0.50% Class B    $ 75.03             --               --         --        13.41%
      Highest contract charge 1.45% Class B   $ 76.91             --               --         --        12.33%
      All contract charges                         --          1,870         $145,854       0.00%          --
EQ/LARGE CAP GROWTH PLUS (X)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 62.52             --               --         --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --               --         --        (5.05)%
      All contract charges                         --          1,612         $225,271       0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --               --         --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --               --         --        12.80%
      All contract charges                         --          1,626         $240,110       0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --               --         --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --               --         --        32.89%
      All contract charges                         --          1,746         $229,113       1.30%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH PLUS (X) (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 42.68             --                --        --       (38.55)%
      Highest contract charge 1.45% Class B       $ 66.67             --                --        --       (39.13)%
      All contract charges                             --          1,840        $  181,508      0.11%          --
2007  Lowest contract charge 0.50% Class B        $ 69.45             --                --        --        15.04%
      Highest contract charge 1.45% Class B       $109.53             --                --        --        13.94%
      All contract charges                             --          1,998        $  323,002      0.34%          --
EQ/LARGE CAP VALUE INDEX (Y)
      Unit Value 0.70% to 1.45%
2011  Lowest contract charge 0.70% Class B        $ 60.51             --                --        --        (1.03)%
      Highest contract charge 1.45% Class B       $ 57.72             --                --        --        (1.77)%
      All contract charges                             --            616        $   35,596      1.82%          --
2010  Lowest contract charge 0.50% Class B        $ 61.79             --                --        --        14.04%
      Highest contract charge 1.45% Class B       $ 58.76             --                --        --        12.97%
      All contract charges                             --            276        $   16,209      1.51%          --
2009  Lowest contract charge 0.50% Class B        $ 54.18             --                --        --        18.56%
      Highest contract charge 1.45% Class B       $ 52.01             --                --        --        17.40%
      All contract charges                             --            268        $   14,005     10.00%          --
2008  Lowest contract charge 0.50% Class B        $ 45.70             --                --        --       (56.92)%
      Highest contract charge 1.45% Class B       $ 44.30             --                --        --       (57.33)%
      All contract charges                             --            198        $    8,765      1.43%          --
2007  Lowest contract charge 0.50% Class B        $106.08             --                --        --        (6.41)%
      Highest contract charge 1.45% Class B       $103.83             --                --        --        (7.29)%
      All contract charges                             --            201        $   20,937      0.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A (f)    $112.50             --                --        --        (5.28)%
      Highest contract charge 1.45% Class A (f)   $ 99.17             --                --        --        (6.18)%
      All contract charges                             --          6,453        $  607,136      1.30%          --
2010  Lowest contract charge 0.50% Class A (f)    $118.77             --                --        --        12.34%
      Highest contract charge 1.45% Class A (f)   $105.70             --                --        --        11.26%
      All contract charges                             --          7,115        $  712,720      1.35%          --
2009  Lowest contract charge 0.50% Class A (f)    $105.72             --                --        --        20.01%
      Highest contract charge 1.45% Class A (f)   $ 95.00             --                --        --        18.87%
      All contract charges                             --          7,826        $  703,519      2.43%          --
2008  Lowest contract charge 0.50% Class A (f)    $ 88.09             --                --        --       (43.29)%
      Highest contract charge 1.45% Class A (f)   $ 79.92             --                --        --       (43.83)%
      All contract charges                             --          8,288        $  607,794      3.00%          --
2007  Lowest contract charge 0.50% Class A (f)    $155.34             --                --        --        (5.17)%
      Highest contract charge 1.45% Class A (f)   $142.29             --                --        --        (5.52)%
      All contract charges                             --          9,387        $1,261,004      2.66%          --
EQ/LARGE CAP VALUE PLUS (E)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $111.04             --                --        --        (5.55)%
      Highest contract charge 1.30% Class B       $ 67.99             --                --        --        (6.30)%
      All contract charges                             --            852        $   81,786      1.30%          --
2010  Lowest contract charge 0.50% Class B        $117.56             --                --        --        12.12%
      Highest contract charge 1.30% Class B       $ 72.56             --                --        --        11.24%
      All contract charges                             --            994        $  101,850      1.35%          --
2009  Lowest contract charge 0.50% Class B        $104.86             --                --        --        19.84%
      Highest contract charge 1.30% Class B       $ 65.23             --                --        --        18.88%
      All contract charges                             --          1,154        $  106,366      2.43%          --
2008  Lowest contract charge 0.50% Class B        $ 87.50             --                --        --       (43.61)%
      Highest contract charge 1.30% Class B       $ 54.87             --                --        --       (44.06)%
      All contract charges                             --          1,368        $  124,290      3.00%          --
2007  Lowest contract charge 0.50% Class B        $155.18             --                --        --        (5.03)%
      Highest contract charge 1.30% Class B       $ 98.09             --                --        --        (5.79)%
      All contract charges                             --          1,726        $  239,219      2.66%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.13             --               --         --        (8.97)%
      Highest contract charge 1.45% Class B   $108.93             --               --         --        (9.84)%
      All contract charges                         --            367         $ 39,757       0.72%          --
2010  Lowest contract charge 0.50% Class B    $127.57             --               --         --        13.40%
      Highest contract charge 1.45% Class B   $120.82             --               --         --        12.32%
      All contract charges                         --            340         $ 40,755       0.44%          --
2009  Lowest contract charge 0.50% Class B    $112.50             --               --         --        24.89%
      Highest contract charge 1.45% Class B   $107.57             --               --         --        23.70%
      All contract charges                         --            227         $ 24,207       0.81%          --
2008  Lowest contract charge 0.50% Class B    $ 90.08             --               --         --       (31.32)%
      Highest contract charge 1.45% Class B   $ 86.96             --               --         --       (31.98)%
      All contract charges                         --            104         $  9,067       1.30%          --
2007  Lowest contract charge 0.50% Class B    $131.15             --               --         --        10.12%
      Highest contract charge 1.45% Class B   $127.84             --               --         --         9.07%
      All contract charges                         --             54         $  7,108       0.82%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $137.81             --               --         --       (11.16)%
      Highest contract charge 1.45% Class B   $129.28             --               --         --       (12.01)%
      All contract charges                         --            490         $ 63,068       0.66%          --
2010  Lowest contract charge 0.50% Class B    $155.13             --               --         --        14.37%
      Highest contract charge 1.45% Class B   $146.92             --               --         --        14.87%
      All contract charges                         --            448         $ 65,388       0.99%          --
2009  Lowest contract charge 0.50% Class B    $135.64             --               --         --        36.55%
      Highest contract charge 1.45% Class B   $127.90             --               --         --        35.26%
      All contract charges                         --            353         $ 45,543       1.34%          --
2008  Lowest contract charge 0.50% Class B    $ 99.33             --               --         --       (40.58)%
      Highest contract charge 1.45% Class B   $ 95.89             --               --         --       (41.15)%
      All contract charges                         --            269         $ 25,877       0.98%          --
2007  Lowest contract charge 0.50% Class B    $167.16             --               --         --        15.63%
      Highest contract charge 1.45% Class B   $162.94             --               --         --        14.51%
      All contract charges                         --            227         $ 37,401       0.70%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.17             --               --         --        (2.89)%
      Highest contract charge 1.45% Class B   $108.81             --               --         --        (3.82)%
      All contract charges                         --          2,759         $302,528       0.62%          --
2010  Lowest contract charge 0.50% Class B    $127.87             --               --         --        25.12%
      Highest contract charge 1.45% Class B   $113.13             --               --         --        23.93%
      All contract charges                         --          2,915         $331,992       0.76%          --
2009  Lowest contract charge 0.50% Class B    $102.20             --               --         --        35.58%
      Highest contract charge 1.45% Class B   $ 91.29             --               --         --        34.29%
      All contract charges                         --          2,983         $274,329       1.14%          --
2008  Lowest contract charge 0.50% Class B    $ 75.38             --               --         --       (49.53)%
      Highest contract charge 1.45% Class B   $ 67.98             --               --         --       (50.02)%
      All contract charges                         --          2,796         $192,207       0.92%          --
2007  Lowest contract charge 0.50% Class B    $149.37             --               --         --         7.48%
      Highest contract charge 1.45% Class B   $136.02             --               --         --         6.46%
      All contract charges                         --          2,644         $364,141       0.00%          --
EQ/MID CAP VALUE PLUS (G)(H)(I)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $160.44             --               --         --        (9.88)%
      Highest contract charge 1.45% Class B   $114.55             --               --         --       (10.74)%
      All contract charges                         --          2,799         $399,994       0.84%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (G)(H)(I) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $178.03             --               --         --        21.85%
      Highest contract charge 1.45% Class B   $128.33             --               --         --        20.69%
      All contract charges                         --          3,090         $493,736       1.01%          --
2009  Lowest contract charge 0.50% Class B    $146.11             --               --         --        35.17%
      Highest contract charge 1.45% Class B   $106.33             --               --         --        33.88%
      All contract charges                         --          3,356         $444,470       1.36%          --
2008  Lowest contract charge 0.50% Class B    $108.09             --               --         --       (39.87)%
      Highest contract charge 1.45% Class B   $ 79.42             --               --         --       (40.45)%
      All contract charges                         --          2,463         $244,404       1.43%          --
2007  Lowest contract charge 0.50% Class B    $179.75             --               --         --        (2.09)%
      Highest contract charge 1.45% Class B   $133.36             --               --         --        (3.03)%
      All contract charges                         --          2,763         $458,308       1.01%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2011  Lowest contract charge 0.00% Class A    $  1.00             --               --         --         0.00%
      Highest contract charge 1.45% Class A   $117.06             --               --         --        (1.45)%
      All contract charges                         --          1,582         $ 66,822       0.01%          --
2010  Lowest contract charge 0.50% Class A    $106.54             --               --         --        (0.40)%
      Highest contract charge 1.49% Class A   $ 35.91             --               --         --        (1.51)%
      All contract charges                         --          1,522         $ 75,400       0.06%          --
2009  Lowest contract charge 0.50% Class A    $106.97             --               --         --        (0.21)%
      Highest contract charge 1.49% Class A   $ 36.46             --               --         --        (1.43)%
      All contract charges                         --          1,888         $ 95,425       0.17%          --
2008  Lowest contract charge 0.50% Class A    $107.20             --               --         --         1.85%
      Highest contract charge 1.49% Class A   $ 36.99             --               --         --         1.04%
      All contract charges                         --          2,804         $139,434       2.82%          --
2007  Lowest contract charge 0.50% Class A    $105.25             --               --         --         4.46%
      Highest contract charge 1.49% Class A   $ 36.61             --               --         --         3.62%
      All contract charges                         --          3,066         $147,228       4.79%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2011  Lowest contract charge 0.00% Class B    $  1.00             --               --         --         0.00%
      Highest contract charge 1.30% Class B   $100.81             --               --         --        (1.28)%
      All contract charges                         --            882         $ 38,034       0.01%          --
2010  Lowest contract charge 0.50% Class B    $117.46             --               --         --        (0.49)%
      Highest contract charge 1.30% Class B   $102.12             --               --         --        (1.28)%
      All contract charges                         --            328         $ 37,487       0.06%          --
2009  Lowest contract charge 0.50% Class B    $118.04             --               --         --        (0.51)%
      Highest contract charge 1.30% Class B   $103.45             --               --         --        (1.29)%
      All contract charges                         --            380         $ 44,026       0.17%          --
2008  Lowest contract charge 0.50% Class B    $118.64             --               --         --         1.60%
      Highest contract charge 1.30% Class B   $104.80             --               --         --         0.80%
      All contract charges                         --            466         $ 55,344       2.82%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --         4.18%
      Highest contract charge 1.30% Class B   $103.97             --               --         --         3.35%
      All contract charges                         --            368         $ 44,041       4.79%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $132.95             --               --         --         2.16%
      Highest contract charge 1.45% Class B   $125.87             --               --         --         1.39%
      All contract charges                         --            295         $ 37,352       0.50%          --
2010  Lowest contract charge 0.50% Class B    $131.79             --               --         --         7.68%
      Highest contract charge 1.45% Class B   $124.15             --               --         --         6.65%
      All contract charges                         --            325         $ 40,465       0.61%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $122.39             --               --         --        29.09%
      Highest contract charge 1.45% Class B   $116.41             --               --         --        27.85%
      All contract charges                         --            287         $ 33,366       0.44%          --
2008  Lowest contract charge 0.50% Class B    $ 94.81             --               --         --       (33.23)%
      Highest contract charge 1.45% Class B   $ 91.05             --               --         --       (33.86)%
      All contract charges                         --            216         $ 19,750       0.25%          --
2007  Lowest contract charge 0.50% Class B    $141.99             --               --         --        20.21%
      Highest contract charge 1.45% Class B   $137.67             --               --         --        19.06%
      All contract charges                         --            106         $ 14,637       0.46%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.17             --               --         --        (8.16)%
      Highest contract charge 1.45% Class B   $153.06             --               --         --        (9.03)%
      All contract charges                         --          1,246         $187,783       0.26%          --
2010  Lowest contract charge 0.50% Class B    $177.66             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $168.26             --               --         --        30.38%
      All contract charges                         --            997         $166,171       0.12%          --
2009  Lowest contract charge 0.50% Class B    $134.96             --               --         --        56.28%
      Highest contract charge 1.45% Class B   $129.05             --               --         --        54.79%
      All contract charges                         --            662         $ 84,822       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 86.36             --               --         --       (47.59)%
      Highest contract charge 1.45% Class B   $ 83.37             --               --         --       (48.09)%
      All contract charges                         --            384         $ 32,050       0.00%          --
2007  Lowest contract charge 0.50% Class B    $164.77             --               --         --        21.80%
      Highest contract charge 1.45% Class B   $160.61             --               --         --        20.63%
      All contract charges                         --            286         $ 45,962       0.34%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 88.18             --               --         --        (4.93)%
      Highest contract charge 1.45% Class B   $ 83.80             --               --         --        (5.83)%
      All contract charges                         --            308         $ 25,979       0.90%          --
2010  Lowest contract charge 0.50% Class B    $ 92.75             --               --         --        11.37%
      Highest contract charge 1.45% Class B   $ 88.99             --               --         --        10.31%
      All contract charges                         --            342         $ 30,620       1.86%          --
2009  Lowest contract charge 0.50% Class B    $ 83.28             --               --         --        24.50%
      Highest contract charge 1.45% Class B   $ 80.67             --               --         --        23.31%
      All contract charges                         --            364         $ 29,448       0.19%          --
2008  Lowest contract charge 0.50% Class B    $ 66.89             --               --         --       (38.41)%
      Highest contract charge 1.45% Class B   $ 65.42             --               --         --       (39.00)%
      All contract charges                         --            351         $ 23,077       3.77%          --
2007  Lowest contract charge 0.50% Class B    $108.61             --               --         --         1.15%
      Highest contract charge 1.45% Class B   $107.25             --               --         --         0.17%
      All contract charges                         --            337         $ 36,145       0.00%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 99.14             --               --         --        (9.08)%
      Highest contract charge 1.45% Class B   $ 94.21             --               --         --        (9.94)%
      All contract charges                         --            525         $ 49,427       0.83%          --
2010  Lowest contract charge 0.50% Class B    $109.04             --               --         --        14.61%
      Highest contract charge 1.45% Class B   $104.61             --               --         --        13.51%
      All contract charges                         --            356         $ 37,232       0.66%          --
2009  Lowest contract charge 0.50% Class B    $ 95.14             --               --         --        37.92%
      Highest contract charge 1.45% Class B   $ 92.16             --               --         --        36.61%
      All contract charges                         --            242         $ 22,289       0.70%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 68.98             --               --         --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46             --               --         --       (41.61)%
      All contract charges                             --            160         $ 10,889       1.37%          --
2007  Lowest contract charge 0.50% Class B        $116.99             --               --         --         5.18%
      Highest contract charge 1.45% Class B       $115.53             --               --         --         4.17%
      All contract charges                             --            114         $ 13,151       0.37%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $ 99.23             --               --         --        (1.05)%
      Highest contract charge 1.25% Class A (s)   $ 98.88             --               --         --        (1.20)%
      All contract charges                             --              2         $    163       0.48%          --
2010  Lowest contract charge 1.10% Class A (s)    $100.28             --               --         --        (0.02)%
      Highest contract charge 1.25% Class A (s)   $100.08             --               --         --        (0.17)%
      All contract charges                             --              2         $    168       0.33%          --
2009  Lowest contract charge 1.10% Class A (s)    $100.30             --               --         --         0.30%
      Highest contract charge 1.25% Class A (s)   $100.25             --               --         --         0.25%
      All contract charges                             --              2         $    171       1.17%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $113.17             --               --         --        (0.69)%
      Highest contract charge 1.45% Class B       $106.16             --               --         --        (1.64)%
      All contract charges                             --          1,147         $123,827       0.48%          --
2010  Lowest contract charge 0.50% Class B        $113.96             --               --         --         0.34%
      Highest contract charge 1.45% Class B       $107.93             --               --         --        (0.62)%
      All contract charges                             --          1,333         $145,853       0.33%          --
2009  Lowest contract charge 0.50% Class B        $113.57             --               --         --         7.47%
      Highest contract charge 1.45% Class B       $108.60             --               --         --         6.44%
      All contract charges                             --          1,345         $147,582       1.17%          --
2008  Lowest contract charge 0.50% Class B        $105.68             --               --         --        (4.53)%
      Highest contract charge 1.45% Class B       $102.03             --               --         --        (5.44)%
      All contract charges                             --            975         $100,324       3.21%          --
2007  Lowest contract charge 0.50% Class B        $110.69             --               --         --        10.91%
      Highest contract charge 1.45% Class B       $107.90             --               --         --         9.86%
      All contract charges                             --            448         $ 48,682       3.10%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A        $165.87             --               --         --         0.75%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         0.00%
      All contract charges                             --            586         $105,659       2.46%          --
2010  Lowest contract charge 0.50% Class A        $109.76             --               --         --         5.93%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         4.93%
      All contract charges                             --            663         $119,757      10.69%          --
2009  Lowest contract charge 0.50% Class A        $103.61             --               --         --         5.75%
      Highest contract charge 1.45% Class A       $135.11             --               --         --         4.74%
      All contract charges                             --            714         $122,518       3.62%          --
2008  Lowest contract charge 0.50% Class A        $ 97.98             --               --         --        (6.79)%
      Highest contract charge 1.45% Class A       $129.00             --               --         --        (7.69)%
      All contract charges                             --            603         $ 98,734       5.15%          --
2007  Lowest contract charge 0.50% Class A        $105.12             --               --         --         4.28%
      Highest contract charge 1.45% Class A       $139.74             --               --         --         3.27%
      All contract charges                             --            691         $122,544       5.12%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $145.89             --               --         --         0.72%
      Highest contract charge 1.30% Class B       $105.09             --               --         --        (0.08)%
      All contract charges                             --            225         $ 31,270       2.46%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (O) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $144.85             --               --         --         5.71%
      Highest contract charge 1.30% Class B   $105.17             --               --         --         4.88%
      All contract charges                         --            257         $ 35,267      10.69%          --
2009  Lowest contract charge 0.50% Class B    $137.03             --               --         --         5.54%
      Highest contract charge 1.30% Class B   $100.28             --               --         --         4.70%
      All contract charges                         --            266         $ 35,438       3.62%          --
2008  Lowest contract charge 0.50% Class B    $129.84             --               --         --        (7.02)%
      Highest contract charge 1.30% Class B   $ 95.78             --               --         --        (7.74)%
      All contract charges                         --            195         $ 25,267       5.15%          --
2007  Lowest contract charge 0.50% Class B    $139.64             --               --         --         4.01%
      Highest contract charge 1.30% Class B   $103.82             --               --         --         3.18%
      All contract charges                         --            241         $ 33,892       5.12%          --
EQ/SMALL COMPANY INDEX (N)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.21             --               --         --        (4.48)%
      Highest contract charge 1.45% Class B   $148.17             --               --         --        (5.39)%
      All contract charges                         --          1,195         $175,975       0.67%          --
2010  Lowest contract charge 0.50% Class B    $170.86             --               --         --        25.19%
      Highest contract charge 1.45% Class B   $156.61             --               --         --        24.00%
      All contract charges                         --          1,249         $194,601       0.97%          --
2009  Lowest contract charge 0.50% Class B    $136.48             --               --         --        25.50%
      Highest contract charge 1.45% Class B   $126.30             --               --         --        24.30%
      All contract charges                         --          1,263         $158,989       0.00%          --
2008  Lowest contract charge 0.50% Class B    $108.75             --               --         --       (34.46)%
      Highest contract charge 1.45% Class B   $101.61             --               --         --       (35.09)%
      All contract charges                         --          1,079         $110,179       0.86%          --
2007  Lowest contract charge 0.50% Class B    $165.93             --               --         --        (2.33)%
      Highest contract charge 1.45% Class B   $156.54             --               --         --        (3.26)%
      All contract charges                         --          1,028         $162,622       1.40%          --
EQ/T. ROWE PRICE GROWTH STOCK (C)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $108.34             --               --         --        (2.43)%
      Highest contract charge 1.45% Class B   $101.09             --               --         --        (3.36)%
      All contract charges                         --          1,478         $149,894       0.00%          --
2010  Lowest contract charge 0.50% Class B    $111.04             --               --         --        15.81%
      Highest contract charge 1.45% Class B   $104.60             --               --         --        14.71%
      All contract charges                         --          1,301         $136,780       0.00%          --
2009  Lowest contract charge 0.50% Class B    $ 95.88             --               --         --        41.92%
      Highest contract charge 1.45% Class B   $ 91.19             --               --         --        40.57%
      All contract charges                         --          1,059         $ 96,907       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 67.56             --               --         --       (42.49)%
      Highest contract charge 1.45% Class B   $ 64.87             --               --         --       (43.05)%
      All contract charges                         --            804         $ 52,446       0.00%          --
2007  Lowest contract charge 0.50% Class B    $117.48             --               --         --         6.69%
      Highest contract charge 1.45% Class B   $113.91             --               --         --         5.67%
      All contract charges                         --            750         $ 86,072       0.14%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 81.83             --               --         --        (8.76)%
      Highest contract charge 1.45% Class B   $ 77.77             --               --         --        (9.62)%
      All contract charges                         --            375         $ 29,358       1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 89.69             --               --         --         7.45%
      Highest contract charge 1.45% Class B   $ 86.05             --               --         --         6.42%
      All contract charges                         --            363         $ 31,436       1.51%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $ 83.47            --               --          --        29.39%
      Highest contract charge 1.45% Class B   $ 80.86            --               --          --        28.15%
      All contract charges                         --           345          $27,972        1.63%          --
2008  Lowest contract charge 0.50% Class B    $ 64.51            --               --          --       (41.12)%
      Highest contract charge 1.45% Class B   $ 63.10            --               --          --       (41.68)%
      All contract charges                         --           291          $18,450        1.69%          --
2007  Lowest contract charge 0.50% Class B    $109.56            --               --          --         1.58%
      Highest contract charge 1.45% Class B   $108.19            --               --          --         0.60%
      All contract charges                         --           276          $29,896        0.67%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B    $114.40            --               --          --        (3.50)%
      Highest contract charge 1.34% Class B   $109.19            --               --          --        (4.12)%
      All contract charges                         --           177          $18,894        0.73%          --
2010  Lowest contract charge 0.50% Class B    $120.05            --               --          --        12.50%
      Highest contract charge 1.45% Class B   $113.09            --               --          --        11.43%
      All contract charges                         --           206          $22,949        0.73%          --
2009  Lowest contract charge 0.50% Class B    $106.71            --               --          --        31.77%
      Highest contract charge 1.45% Class B   $101.49            --               --          --        30.52%
      All contract charges                         --           207          $20,745        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 80.98            --               --          --       (40.33)%
      Highest contract charge 1.45% Class B   $ 77.76            --               --          --       (40.90)%
      All contract charges                         --           195          $15,016        1.19%          --
2007  Lowest contract charge 0.50% Class B    $135.71            --               --          --         0.66%
      Highest contract charge 1.45% Class B   $131.58            --               --          --        (0.30)%
      All contract charges                         --           204          $27,120        0.92%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $103.75            --               --          --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --               --          --        (3.40)%
      All contract charges                         --           230          $22,874        1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --               --          --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --               --          --        13.55%
      All contract charges                         --           227          $23,239        1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --               --          --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --               --          --        26.54%
      All contract charges                         --           210          $18,995        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 73.61            --               --          --       (37.26)%
      Highest contract charge 1.45% Class B   $ 71.07            --               --          --       (37.86)%
      All contract charges                         --           197          $14,153        1.92%          --
2007  Lowest contract charge 0.50% Class B    $117.33            --               --          --        (2.99)%
      Highest contract charge 1.45% Class B   $114.37            --               --          --        (3.92)%
      All contract charges                         --           199          $22,805        1.69%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $110.09            --               --          --        (6.34)%
      Highest contract charge 1.45% Class B   $101.17            --               --          --        (7.23)%
      All contract charges                         --           930          $96,316        0.00%          --
2010  Lowest contract charge 0.50% Class B    $117.54            --               --          --        16.70%
      Highest contract charge 1.45% Class B   $109.06            --               --          --        15.59%
      All contract charges                         --           661          $73,829        0.01%          --
2009  Lowest contract charge 0.50% Class B    $100.72            --               --          --        39.60%
      Highest contract charge 1.45% Class B   $ 94.35            --               --          --        38.26%
      All contract charges                         --           484          $46,515        0.19%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.15            --               --          --       (27.97)%
      Highest contract charge 1.45% Class B               $ 68.24            --               --          --       (28.66)%
      All contract charges                                     --           305          $21,123        0.58%          --
2007  Lowest contract charge 0.50% Class B                $100.16            --               --          --        10.77%
      Highest contract charge 1.45% Class B               $ 95.65            --               --          --         9.72%
      All contract charges                                     --           295          $28,671        0.00%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class 2 (t)    $102.91            --               --          --        (3.27)%
      Highest contract charge 1.45% Service Class 2 (t)   $ 89.78            --               --          --        (7.73)%
      All contract charges                                     --           650          $71,089        1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (t)    $117.81            --               --          --        12.48%
      Highest contract charge 1.34% Service Class 2 (t)   $117.57            --               --          --        12.28%
      All contract charges                                     --           147          $16,900        2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $102.63            --               --          --        (0.25)%
      Highest contract charge 1.20% Service Class 2 (t)   $102.11            --               --          --        (0.55)%
      All contract charges                                     --             6          $   659        3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $102.89            --               --          --         3.37%
      Highest contract charge 1.20% Service Class 2 (t)   $102.67            --               --          --         3.16%
      All contract charges                                     --             2          $   192        3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $ 99.51            --               --          --       (11.65)%
      Highest contract charge 1.20% Service Class 2 (t)   $ 99.00            --               --          --       (11.91)%
      All contract charges                                     --            39          $ 3,930        0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $112.63            --               --          --        13.50%
      Highest contract charge 1.20% Service Class 2 (t)   $112.39            --               --          --        13.27%
      All contract charges                                     --            13          $ 1,569        0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Shares (t)     $ 86.38            --               --          --       (11.80)%
      Highest contract charge 1.34% Service Shares (t)    $ 86.03            --               --          --       (12.14)%
      All contract charges                                     --            43          $ 3,873        1.38%          --
2010  Lowest contract charge 0.90% Service Shares (t)     $107.80            --               --          --         7.99%
      Highest contract charge 1.20% Service Shares (t)    $107.57            --               --          --         7.77%
      All contract charges                                     --             3          $   377        1.16%          --
INVESCO V.I. DIVIDEND GROWTH FUND (W)
      Unit Value 1.00% to 1.20%*
2011  Lowest contract charge 1.00% Series II (z)          $ 90.74            --               --          --        (8.50)%
      Highest contract charge 1.20% Series II (z)         $ 90.43            --               --          --        (8.63)%
      All contract charges                                     --             2          $   139        0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Series II (t)          $103.15            --               --          --        (7.20)%
      Highest contract charge 1.45% Series II (t)         $ 87.60            --               --          --       (11.03)%
      All contract charges                                     --           118          $12,045        4.79%          --
2010  Lowest contract charge 0.70% Series II (t)          $109.44            --               --          --         5.19%
      Highest contract charge 1.34% Series II (t)         $109.21            --               --          --         5.00%
      All contract charges                                     --            33          $ 3,634        1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (aa)         $ 95.38            --               --          --        (4.60)%
      Highest contract charge 1.34% Series II (aa)        $ 94.99            --               --          --        (4.97)%
      All contract charges                                     --            28          $ 2,717        0.00%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $ 87.16            --               --          --       (10.41)%
      Highest contract charge 1.34% Series II (t)        $ 86.80            --               --          --       (10.76)%
      All contract charges                                    --            89          $ 8,406        0.59%          --
2010  Lowest contract charge 0.90% Series II (t)         $109.72            --               --          --        11.11%
      Highest contract charge 1.20% Series II (t)        $109.49            --               --          --        10.89%
      All contract charges                                    --            12          $ 1,264        1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Series II (t)         $106.96            --               --          --        (6.97)%
      Highest contract charge 1.34% Series II (t)        $105.76            --               --          --        (7.75)%
      All contract charges                                    --            67          $ 7,017        0.11%          --
2010  Lowest contract charge 0.70% Series II (t)         $114.89            --               --          --         9.90%
      Highest contract charge 1.34% Series II (t)        $114.65            --               --          --         9.70%
      All contract charges                                    --            16          $ 1,938        0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $122.49            --               --          --        (1.68)%
      Highest contract charge 1.34% Series II (t)        $121.44            --               --          --        (2.31)%
      All contract charges                                    --            33          $ 3,749        0.00%          --
2010  Lowest contract charge 0.70% Series II (t)         $124.58            --               --          --        17.58%
      Highest contract charge 1.34% Series II (t)        $124.31            --               --          --        17.37%
      All contract charges                                    --             5          $   788        0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Common Shares (t)     $103.21            --               --          --        (9.53)%
      Highest contract charge 1.45% Common Shares (t)    $ 86.86            --               --          --       (12.04)%
      All contract charges                                    --           143          $16,122        0.00%          --
2010  Lowest contract charge 0.70% Common Shares (t)     $128.82            --               --          --        24.79%
      Highest contract charge 1.34% Common Shares (t)    $128.55            --               --          --        24.57%
      All contract charges                                    --            29          $ 3,760        0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (v)     $111.56            --               --          --         4.73%
      Highest contract charge 1.34% Common Shares (v)    $110.31            --               --          --         3.85%
      All contract charges                                    --           301          $33,347        6.59%          --
2010  Lowest contract charge 0.70% Common Shares (v)     $106.45            --               --          --         4.86%
      Highest contract charge 1.34% Common Shares (v)    $106.22            --               --          --         4.67%
      All contract charges                                    --            53          $ 5,682        0.00%          --
IVY FUNDS MID CAP GROWTH
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Common Shares (aa)    $ 90.05            --               --          --        (7.12)%
      Highest contract charge 1.34% Common Shares (aa)   $ 89.68            --               --          --        (7.48)%
      All contract charges                                    --            64          $ 5,792        0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (t)     $ 79.53            --               --          --       (16.05)%
      Highest contract charge 1.34% Common Shares (t)    $ 79.10            --               --          --       (16.49)%
      All contract charges                                    --            32          $ 2,757        0.35%          --
2010  Lowest contract charge 0.90% Common Shares (t)     $112.82            --               --          --        13.52%
      Highest contract charge 1.20% Common Shares (t)    $112.58            --               --          --        13.30%
      All contract charges                                    --             2          $   268        0.00%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Shares (v)    $ 92.74             --               --         --       (18.44)%
      Highest contract charge 1.45% Service Shares (v)   $ 82.12             --               --         --       (15.20)%
      All contract charges                                    --            499         $ 45,930       2.84%          --
2010  Lowest contract charge 0.50% Service Shares (v)    $113.71             --               --         --         8.60%
      Highest contract charge 1.34% Service Shares (v)   $113.40             --               --         --         8.34%
      All contract charges                                    --            144         $ 16,398       1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (t)     $108.65             --               --         --        (2.46)%
      Highest contract charge 1.34% Service Class (t)    $107.72             --               --         --        (3.09)%
      All contract charges                                    --            281         $ 29,846       1.30%          --
2010  Lowest contract charge 0.70% Service Class (t)     $111.39             --               --         --         7.84%
      Highest contract charge 1.34% Service Class (t)    $111.16             --               --         --         7.65%
      All contract charges                                    --             55         $  6,102       0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (v)     $118.75             --               --         --        (0.34)%
      Highest contract charge 1.34% Service Class (v)    $117.74             --               --         --        (0.98)%
      All contract charges                                    --             22         $  2,551       0.26%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.15             --               --         --        12.10%
      Highest contract charge 1.34% Service Class (v)    $118.90             --               --         --        11.90%
      All contract charges                                    --              3         $    314       0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2011  Lowest contract charge 0.90% Service Class (t)     $111.25             --               --         --        (3.29)%
      Highest contract charge 1.34% Service Class (t)    $110.60             --               --         --        (3.72)%
      All contract charges                                    --             32         $  3,388       0.82%          --
2010  Lowest contract charge 0.90% Service Class (t)     $115.04             --               --         --         9.34%
      Highest contract charge 1.34% Service Class (t)    $114.87             --               --         --         9.20%
      All contract charges                                    --             16         $  1,748       0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $120.03             --               --         --         0.55%
      Highest contract charge 1.45% Service Class (v)    $ 92.48             --               --         --        (3.74)%
      All contract charges                                    --             80         $  9,624       0.00%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.29             --               --         --        11.34%
      Highest contract charge 1.34% Service Class (v)    $119.04             --               --         --        11.14%
      All contract charges                                    --             16         $  1,973       0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $117.74             --               --         --         5.98%
      Highest contract charge 1.45% Service Class (v)    $ 94.91             --               --         --        (3.94)%
      All contract charges                                    --            175         $ 20,340       3.47%          --
2010  Lowest contract charge 0.70% Service Class (v)     $111.03             --               --         --         9.36%
      Highest contract charge 1.34% Service Class (v)    $110.79             --               --         --         9.16%
      All contract charges                                    --             19         $  2,068       0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A               $ 93.39             --               --         --        (6.52)%
      Highest contract charge 1.45% Class A              $ 66.42             --               --         --        (7.42)%
      All contract charges                                    --          6,544         $497,562       0.15%          --
2010  Lowest contract charge 0.50% Class A               $ 99.90             --               --         --        17.31%
      Highest contract charge 1.45% Class A              $ 71.74             --               --         --        16.19%
      All contract charges                                    --          7,304         $598,009       0.87%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (L)(U) (CONTINUED)
2009  Lowest contract charge 0.50% Class A    $ 85.16             --               --         --        36.94%
      Highest contract charge 1.45% Class A   $ 61.74             --               --         --        35.63%
      All contract charges                         --          7,754         $543,315       0.40%          --
2008  Lowest contract charge 0.50% Class A    $ 62.19             --               --         --       (46.81)%
      Highest contract charge 1.45% Class A   $ 45.52             --               --         --       (47.32)%
      All contract charges                         --          7,902         $406,785       0.49%          --
2007  Lowest contract charge 0.50% Class A    $116.93             --               --         --        11.11%
      Highest contract charge 1.45% Class A   $ 86.41             --               --         --        10.03%
      All contract charges                         --          8,900         $867,396       0.10%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 70.00             --               --         --        (6.75)%
      Highest contract charge 1.30% Class B   $ 88.48             --               --         --        (7.49)%
      All contract charges                         --            303         $ 20,908       0.15%          --
2010  Lowest contract charge 0.50% Class B    $ 75.07             --               --         --        17.02%
      Highest contract charge 1.30% Class B   $ 95.64             --               --         --        16.10%
      All contract charges                         --            367         $ 27,322       0.87%          --
2009  Lowest contract charge 0.50% Class B    $ 64.15             --               --         --        36.58%
      Highest contract charge 1.30% Class B   $ 82.38             --               --         --        35.52%
      All contract charges                         --            279         $ 17,675       0.40%          --
2008  Lowest contract charge 0.50% Class B    $ 46.97             --               --         --       (46.94)%
      Highest contract charge 1.30% Class B   $ 60.79             --               --         --       (47.37)%
      All contract charges                         --            133         $  6,081       0.49%          --
2007  Lowest contract charge 0.50% Class B    $ 88.52             --               --         --        10.83%
      Highest contract charge 1.30% Class B   $115.50             --               --         --         9.95%
      All contract charges                         --            159         $ 13,842       0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $155.17             --               --         --         5.28%
      Highest contract charge 1.45% Class B   $140.97             --               --         --         4.28%
      All contract charges                         --            844         $120,045       2.57%          --
2010  Lowest contract charge 0.50% Class B    $147.39             --               --         --         5.68%
      Highest contract charge 1.45% Class B   $135.19             --               --         --         4.66%
      All contract charges                         --            818         $111,731       2.80%          --
2009  Lowest contract charge 0.50% Class B    $139.47             --               --         --         7.77%
      Highest contract charge 1.45% Class B   $129.17             --               --         --         6.74%
      All contract charges                         --            666         $ 86,980       3.57%          --
2008  Lowest contract charge 0.50% Class B    $129.41             --               --         --         1.95%
      Highest contract charge 1.45% Class B   $121.01             --               --         --         0.98%
      All contract charges                         --            582         $ 71,497       4.88%          --
2007  Lowest contract charge 0.50% Class B    $126.94             --               --         --         5.73%
      Highest contract charge 1.45% Class B   $119.83             --               --         --         4.71%
      All contract charges                         --            594         $ 72,099       4.09%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.60             --               --         --       (18.39)%
      Highest contract charge 1.45% Class B   $105.93             --               --         --       (19.17)%
      All contract charges                         --            489         $ 52,486       1.60%          --
2010  Lowest contract charge 0.50% Class B    $142.88             --               --         --         6.42%
      Highest contract charge 1.45% Class B   $131.06             --               --         --         5.40%
      All contract charges                         --            552         $ 73,081       2.93%          --
2009  Lowest contract charge 0.50% Class B    $134.26             --               --         --        29.27%
      Highest contract charge 1.45% Class B   $124.34             --               --         --        28.04%
      All contract charges                         --            597         $ 74,900       1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                --         --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                --         --       (48.00)%
      All contract charges                         --           616          $ 60,647       1.53%          --
2007  Lowest contract charge 0.50% Class B    $197.82            --                --         --        11.87%
      Highest contract charge 1.45% Class B   $186.75            --                --         --        10.79%
      All contract charges                         --           644          $121,692       0.72%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $109.12            --                --         --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                --         --        (8.69)%
      All contract charges                         --           125          $ 12,610       0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                --         --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                --         --         9.93%
      All contract charges                         --           137          $ 15,023       0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                --         --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                --         --        30.58%
      All contract charges                         --           150          $ 15,024       1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                --         --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                --         --       (40.41)%
      All contract charges                         --           159          $ 12,192       0.51%          --
2007  Lowest contract charge 0.50% Class B    $134.47            --                --         --         4.48%
      Highest contract charge 1.45% Class B   $126.94            --                --         --         3.47%
      All contract charges                         --           173          $ 22,281       0.43%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.43            --                --         --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                --         --        (6.89)%
      All contract charges                         --           414          $ 47,447       0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                --         --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                --         --        11.51%
      All contract charges                         --           468          $ 57,445       0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                --         --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                --         --        21.09%
      All contract charges                         --           507          $ 55,659       1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                --         --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                --         --       (38.36)%
      All contract charges                         --           523          $ 47,681       1.42%          --
2007  Lowest contract charge 0.50% Class B    $154.53            --                --         --         3.12%
      Highest contract charge 1.45% Class B   $145.88            --                --         --         2.13%
      All contract charges                         --           501            73,897       1.12%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $114.08            --                --         --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                --         --        (9.22)%
      All contract charges                         --           573          $ 61,816       0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                --         --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                --         --        25.04%
      All contract charges                         --           642          $ 76,165       0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                --         --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                --         --        39.71%
      All contract charges                         --           679          $ 64,442       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                --         --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                --         --       (44.40)%
      All contract charges                         --           679          $ 46,112       0.00%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $127.03            --                --         --        11.34%
      Highest contract charge 1.45% Class B   $119.92            --                --         --        10.27%
      All contract charges                         --           730          $ 88,998       0.00%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $141.96            --                --         --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                --         --       (14.58)%
      All contract charges                         --           440          $ 57,115       0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                --         --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                --         --        23.10%
      All contract charges                         --           487          $ 74,122       0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                --         --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                --         --        42.28%
      All contract charges                         --           487          $ 60,246       3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                --         --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                --         --       (36.90)%
      All contract charges                         --           478          $ 41,835       0.45%          --
2007  Lowest contract charge 0.50% Class B    $144.72            --                --         --        (0.41)%
      Highest contract charge 1.45% Class B   $136.63            --                --         --        (1.36)%
      All contract charges                         --           514          $ 71,135       0.00%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                --         --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                --         --         3.81%
      All contract charges                         --           546          $ 88,897       3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                --         --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                --         --         5.35%
      All contract charges                         --           586          $ 92,038       2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                --         --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                --         --         8.32%
      All contract charges                         --           599          $ 89,248       4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                --         --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                --         --       (24.43)%
      All contract charges                         --           645          $ 88,735       9.05%          --
2007  Lowest contract charge 0.50% Class A    $105.59            --                --         --         2.88%
      Highest contract charge 1.45% Class A   $106.88            --                --         --         1.90%
      All contract charges                         --           749          $136,313       7.58%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $127.26            --                --         --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                --         --         3.72%
      All contract charges                         --           289          $ 29,574       3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                --         --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                --         --         5.26%
      All contract charges                         --           305          $ 30,085       2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                --         --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                --         --         8.23%
      All contract charges                         --           277          $ 26,252       4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                --         --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                --         --       (24.49)%
      All contract charges                         --           298          $ 26,227       9.05%          --
2007  Lowest contract charge 0.50% Class B    $138.16            --                --         --         2.62%
      Highest contract charge 1.30% Class B   $104.30            --                --         --         1.81%
      All contract charges                         --           384          $ 44,436       7.58%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (D)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $114.12             --               --         --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --               --         --       (16.90)%
      All contract charges                                   --            365         $ 39,106       0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --               --         --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --               --         --        25.81%
      All contract charges                                   --            410         $ 52,764       0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --               --         --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --               --         --        32.58%
      All contract charges                                   --            429         $ 43,863       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 80.00             --               --         --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --               --         --       (42.96)%
      All contract charges                                   --            416         $ 32,215       0.00%          --
2007  Lowest contract charge 0.50% Class B              $138.89             --               --         --         3.16%
      Highest contract charge 1.45% Class B             $134.67             --               --         --         2.17%
      All contract charges                                   --            439         $ 59,581       0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $163.11             --               --         --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --               --         --       (10.34)%
      All contract charges                                   --            696         $107,551       0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --               --         --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --               --         --        22.70%
      All contract charges                                   --            783         $134,605       0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --               --         --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --               --         --        24.59%
      All contract charges                                   --            853         $119,151       1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --               --         --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --               --         --       (38.77)%
      All contract charges                                   --            872         $ 97,762       0.25%          --
2007  Lowest contract charge 0.50% Class B              $187.01             --               --         --       (10.30)%
      Highest contract charge 1.45% Class B             $143.86             --               --         --       (11.16)%
      All contract charges                                   --            957         $174,548       0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $119.81             --               --         --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --               --         --        (6.20)%
      All contract charges                                   --            978         $108,102       0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --               --         --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --               --         --        16.00%
      All contract charges                                   --          1,075         $126,366       0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --               --         --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --               --         --        56.15%
      All contract charges                                   --          1,128         $114,338       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --               --         --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --               --         --       (47.85)%
      All contract charges                                   --            995         $ 64,569       0.00%          --
2007  Lowest contract charge 0.50% Class B              $130.12             --               --         --        17.63%
      Highest contract charge 1.45% Class B             $122.84             --               --         --        16.50%
      All contract charges                                   --          1,044         $129,627       0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Service Class (t)    $106.07             --               --         --        (0.80)%
      Highest contract charge 1.20% Service Class (t)   $104.81             --               --         --        (1.50)%
      All contract charges                                   --              2         $    187       0.41%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (t)    $106.41            --               --          --         7.17%
      Highest contract charge 1.20% Service Class (t)   $106.41            --               --          --         7.17%
      All contract charges                                   --            --          $    52        0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Advisor Class (t)    $113.87            --               --          --        (8.01)%
      Highest contract charge 1.20% Advisor Class (t)   $112.52            --               --          --        (8.65)%
      All contract charges                                   --            16          $ 1,926       14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (t)    $123.43            --               --          --        22.88%
      Highest contract charge 1.20% Advisor Class (t)   $123.17            --               --          --        22.63%
      All contract charges                                   --             4          $   561       11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B              $102.23            --               --          --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --               --          --        (4.13)%
      All contract charges                                   --           217          $21,215        1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --               --          --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --               --          --         9.12%
      All contract charges                                   --           202          $20,501        1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --               --          --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --               --          --        18.56%
      All contract charges                                   --           171          $15,922        4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --               --          --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --               --          --       (31.49)%
      All contract charges                                   --           128          $10,137        3.62%          --
2007  Lowest contract charge 0.50% Class B              $115.88            --               --          --         6.70%
      Highest contract charge 1.45% Class B             $114.43            --               --          --         5.68%
      All contract charges                                   --            67          $ 7,845        5.13%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $ 98.80            --               --          --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --               --          --        (5.30)%
      All contract charges                                   --           306          $28,988        1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --               --          --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --               --          --        10.32%
      All contract charges                                   --           272          $27,184        1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --               --          --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --               --          --        21.42%
      All contract charges                                   --           222          $20,037        4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --               --          --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --               --          --       (35.96)%
      All contract charges                                   --           143          $10,694        3.46%          --
2007  Lowest contract charge 0.50% Class B              $117.04            --               --          --         6.83%
      Highest contract charge 1.45% Class B             $115.57            --               --          --         5.80%
      All contract charges                                   --            80          $ 9,227        4.20%          --
TARGET 2035 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B              $ 95.70            --               --          --        (5.31)%
      Highest contract charge 1.45% Class B             $ 91.92            --               --          --        (6.03)%
      All contract charges                                   --           258          $23,880        1.44%          --
2010  Lowest contract charge 0.50% Class B              $101.96            --               --          --        12.16%
      Highest contract charge 1.45% Class B             $ 97.82            --               --          --        11.09%
      All contract charges                                   --           219          $21,513        1.41%          --
2009  Lowest contract charge 0.50% Class B              $ 90.90            --               --          --        24.93%
      Highest contract charge 1.45% Class B             $ 88.05            --               --          --        23.74%
      All contract charges                                   --           169          $14,876        4.83%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.76            --               --          --       (38.34)%
      Highest contract charge 1.45% Class B               $ 71.16            --               --          --       (38.94)%
      All contract charges                                     --            97          $ 6,992        3.39%          --
2007  Lowest contract charge 0.50% Class B                $118.01            --               --          --         6.84%
      Highest contract charge 1.45% Class B               $116.54            --               --          --         5.83%
      All contract charges                                     --            40          $ 4,736        4.13%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B                $ 92.82            --               --          --        (6.19)%
      Highest contract charge 1.45% Class B               $ 89.15            --               --          --        (6.90)%
      All contract charges                                     --           179          $16,081        1.35%          --
2010  Lowest contract charge 0.50% Class B                $ 99.81            --               --          --        12.71%
      Highest contract charge 1.45% Class B               $ 95.76            --               --          --        11.65%
      All contract charges                                     --           147          $14,276        1.25%          --
2009  Lowest contract charge 0.50% Class B                $ 88.55            --               --          --        27.14%
      Highest contract charge 1.45% Class B               $ 85.77            --               --          --        25.91%
      All contract charges                                     --           117          $10,042        4.83%          --
2008  Lowest contract charge 0.50% Class B                $ 69.65            --               --          --       (41.63)%
      Highest contract charge 1.45% Class B               $ 68.12            --               --          --       (42.18)%
      All contract charges                                     --            69          $ 4,692        2.97%          --
2007  Lowest contract charge 0.50% Class B                $119.32            --               --          --         7.26%
      Highest contract charge 1.45% Class B               $117.82            --               --          --         6.23%
      All contract charges                                     --            29          $ 3,403        3.33%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class 2 (t)            $103.02            --               --          --        (1.56)%
      Highest contract charge 1.20% Class 2 (t)           $102.14            --               --          --        (2.06)%
      All contract charges                                     --            65          $ 6,603        5.27%          --
2010  Lowest contract charge 0.90% Class 2 (t)            $104.51            --               --          --         4.37%
      Highest contract charge 1.20% Class 2 (t)           $104.29            --               --          --         4.16%
      All contract charges                                     --            19          $ 2,035        0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class S Shares (aa)    $ 83.39            --               --          --       (16.43)%
      Highest contract charge 1.34% Class S Shares (aa)   $ 82.94            --               --          --       (16.86)%
      All contract charges                                     --            76          $ 6,314        0.00%          --

   ----------
  (a)Units were made available for sale on May 18, 2007.
  (b)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (c)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (d)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (e)A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (f)Units were made available for sale on August 17, 2007.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (h)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (i)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (j)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (k)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (l)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (m)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (n)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (o)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (p)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (q)Units were made available for sale on July 10, 2009.
  (r)Units were made available for sale on September 18, 2009.
  (s)Units were made available for sale on September 30, 2009.
  (t)Units were made available on May 3, 2010.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

  (u)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
  (v)Units were made available on September 20, 2010.
  (w)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (x)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (y)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
  (z)Units were made available on May 2, 2011.
 (aa)Units were made available on May 20, 2011.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

  Report of Independent Registered Public Accounting Firm................. F-1

  Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2011 and 2010............... F-2
    Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009.................................................. F-3
    Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009..................................... F-5
    Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-6
    Consolidated Statements of Cash Flows, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-7
    Notes to Consolidated Financial Statements............................ F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 8, 2012

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                        2011        2010
                                                                                     ----------  ----------
                                                                                          (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   31,992  $   29,057
 Mortgage loans on real estate......................................................      4,281       3,571
 Equity real estate, held for the production of income..............................         99         140
 Policy loans.......................................................................      3,542       3,581
 Other equity investments...........................................................      1,707       1,618
 Trading securities.................................................................        982         506
 Other invested assets..............................................................      2,340       1,413
                                                                                     ----------  ----------
   Total investments................................................................     44,943      39,886
Cash and cash equivalents...........................................................      3,227       2,155
Cash and securities segregated, at fair value.......................................      1,280       1,110
Broker-dealer related receivables...................................................      1,327       1,389
Deferred policy acquisition costs...................................................      4,653       8,383
Goodwill and other intangible assets, net...........................................      3,697       3,702
Amounts due from reinsurers.........................................................      3,542       3,252
Loans to affiliates.................................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,547       4,606
Other assets........................................................................      5,340       5,614
Separate Accounts' assets...........................................................     86,419      92,014
                                                                                     ----------  ----------

TOTAL ASSETS........................................................................ $  166,016  $  163,156
                                                                                     ==========  ==========

LIABILITIES
Policyholders' account balances..................................................... $   26,033  $   24,654
Future policy benefits and other policyholders liabilities..........................     21,595      18,965
Broker-dealer related payables......................................................        466         369
Customers related payables..........................................................      1,889       1,770
Amounts due to reinsurers...........................................................         74          75
Short-term and long-term debt.......................................................        645         425
Loans from affiliates...............................................................      1,325       1,325
Income taxes payable................................................................      5,491       4,315
Other liabilities...................................................................      3,815       3,075
Separate Accounts' liabilities......................................................     86,419      92,014
                                                                                     ----------  ----------
   Total liabilities................................................................    147,752     146,987
                                                                                     ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2  $        2
 Capital in excess of par value.....................................................      5,743       5,593
 Retained earnings..................................................................     10,120       8,085
 Accumulated other comprehensive income (loss)......................................       (304)       (629)
                                                                                     ----------  ----------
   Total AXA Equitable's equity.....................................................     15,561      13,051
                                                                                     ----------  ----------
Noncontrolling interest.............................................................      2,703       3,118
                                                                                     ----------  ----------
   Total equity.....................................................................     18,264      16,169
                                                                                     ----------  ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  166,016  $  163,156
                                                                                     ==========  ==========


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
   Total revenues.......................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     4,680        168       115
Capitalization of deferred policy acquisition costs.....................    (1,030)      (916)     (975)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    14,537      8,426     6,321
                                                                         ---------  ---------  --------


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                          2011       2010       2009
                                                                        --------  ---------  ----------
                                                                                 (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes........ $  3,335  $   3,015   $  (3,079)
Income tax (expense) benefit...........................................   (1,022)      (707)      1,272
                                                                        --------  ---------  ----------

Earnings (loss) from continuing operations, net of income taxes........    2,313      2,308      (1,807)
Earnings (loss) from discontinued operations, net of income taxes......       --         --           3
                                                                        --------  ---------  ----------

Net earnings (loss)....................................................    2,313      2,308      (1,804)
 Less: net (earnings) loss attributable to the noncontrolling interest.      101       (235)       (359)
                                                                        --------  ---------  ----------

Net Earnings (Loss) Attributable to AXA Equitable...................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

Amounts attributable to AXA Equitable:
 Earnings (loss) from continuing operations, net of income taxes....... $  2,414  $   2,073  $   (2,166)
 Earnings (loss) from discontinued operations, net of income taxes.....       --         --           3
                                                                        --------  ---------  ----------
Net Earnings (Loss).................................................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                  2011       2010       2009
                                                                               ---------  ---------  ---------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $   2,313  $   2,308  $  (1,804)
                                                                               ---------  ---------  ---------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......       378        440      1,331
 Defined benefit plans:
   Net gain (loss) arising during year........................................      (169)      (121)       (65)
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........        94         82         65
     Amortization of net prior service credit included in net periodic cost...         1         (1)        (3)
                                                                               ---------  ---------  ---------
       Other comprehensive income (loss)--defined benefit plans...............       (74)       (40)        (3)
                                                                               ---------  ---------  ---------

Total other comprehensive income (loss), net of income taxes..................       304        400      1,328
                                                                               ---------  ---------  ---------

Comprehensive income (loss)...................................................     2,617      2,708       (476)
                                                                               ---------  ---------  ---------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....       122       (228)      (425)
                                                                               ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $   2,739  $   2,480  $    (901)
                                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest................        --         --        (54)
 Changes in capital in excess of par value.................................       150         10        453
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,743      5,593      5,583
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     8,085      6,312      8,413
 Net earnings (loss).......................................................     2,414      2,073     (2,163)
 Stockholder dividends.....................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..............        --         --         62
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................    10,120      8,085      6,312
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (629)    (1,036)    (2,236)
 Impact of implementing new accounting guidance, net of taxes..............        --         --        (62)
 Other comprehensive income (loss).........................................       325        407      1,262
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................      (304)      (629)    (1,036)
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,561     13,051     10,861
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest............         1          5         --
 Purchase of AllianceBernstein Put.........................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.............................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...............      (101)       235        359
 Dividends paid to noncontrolling interest.................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.       (21)        (7)        66
 Other changes in noncontrolling interest..................................       189        126        132
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,703      3,118      3,269
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,264  $  16,169  $  14,130
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                               2011       2010       2009
                                                                                            ---------  ---------  ---------
                                                                                                     (IN MILLIONS)
Net earnings (loss)........................................................................ $   2,313  $   2,308  $  (1,804)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       999        950      1,004
 Universal life and investment-type product policy fee income..............................    (3,312)    (3,067)    (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................       266        125     (1,353)
 (Income) loss related to derivative instruments...........................................    (2,374)       284      3,079
 Change in reinsurance recoverable with affiliate..........................................      (242)      (233)     1,486
 Investment (gains) losses, net............................................................        47        184        (54)
 Change in segregated cash and securities, net.............................................      (170)      (124)     1,587
 Change in deferred policy acquisition costs...............................................     3,650       (747)      (860)
 Change in future policy benefits..........................................................     2,110      1,136       (755)
 Change in income taxes payable............................................................       950        720     (1,223)
 Real estate asset write-off charge........................................................         5         26          3
 Change in the fair value of the reinsurance contract asset................................    (5,941)    (2,350)     2,566
 Amortization of deferred compensation.....................................................       418        178         88
 Amortization of deferred sales commission.................................................        38         47         55
 Amortization of reinsurance cost..........................................................       211        274        318
 Other depreciation and amortization.......................................................       146        161        156
 Amortization of other intangibles.........................................................        24         23         24
 Other, net................................................................................       (76)       111         18
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) operating activities........................................      (938)         6      1,417
                                                                                            ---------  ---------  ---------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........     3,435      2,753      2,058
 Sales of investments......................................................................     1,141      3,398      6,737
 Purchases of investments..................................................................    (7,970)    (7,068)    (8,995)
 Cash settlements related to derivative instruments........................................     1,429       (651)    (2,564)
 Change in short-term investments..........................................................        16        (53)       140
 Decrease in loans to affiliates...........................................................        --          3          1
 Increase in loans to affiliates...........................................................        --         --       (250)
 Investment in capitalized software, leasehold improvements and
 EDP equipment.............................................................................      (104)       (62)      (120)
 Other, net................................................................................        25        (25)         9
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) investing activities........................................    (2,028)    (1,705)    (2,984)
                                                                                            ---------  ---------  ---------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010       2009
                                                                       --------  --------  ---------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $   3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)    (2,161)
 Change in short-term financings......................................      220       (24)       (36)
 Change in collateralized pledged liabilities.........................      989      (270)       126
 Change in collateralized pledged assets..............................       99       533       (632)
 Capital contribution.................................................       --        --        439
 Shareholder dividends paid...........................................     (379)     (300)        --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)        --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)      (320)
 Other, net...........................................................        2        11        145
                                                                       --------  --------  ---------

Net cash provided by (used in) financing activities...................    4,038     2,062        956
                                                                       --------  --------  ---------

Change in cash and cash equivalents...................................    1,072       363       (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792      2,403
                                                                       --------  --------  ---------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $   1,792
                                                                       ========  ========  =========

Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $      17
                                                                       ========  ========  =========
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $      44
                                                                       ========  ========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company will adopt this guidance effective January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $1.1 billion, income taxes payable will be reduced by approximately $372 million with a corresponding reduction, net of taxes, to Retained earnings and Total equity of approximately $691 million. Upon adoption, for the year ended 2011, the Company's Earnings (loss), before income taxes would increase by approximately $822 million and Net

   Earnings (Loss) Attributable to AXA Equitable would increase by approximately $534 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's consolidated statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on the Company's cash flows.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS      GROSS
                                        AMORTIZED  UNREALIZED UNREALIZED                OTTI
                                          COST       GAINS      LOSSES   FAIR VALUE IN AOCI/ (3)/
                                        ---------- ---------- ---------- ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $   21,444 $    1,840 $      147 $   23,137 $         --
 U.S. Treasury, government and agency..      3,598        350         --      3,948           --
 States and political subdivisions.....        478         64          2        540           --
 Foreign governments...................        461         65          1        525           --
 Commercial mortgage-backed............      1,306          7        411        902           22
 Residential mortgage-backed/ (1)/.....      1,556         90         --      1,646           --
 Asset-backed/ (2)/....................        260         15         11        264            6
 Redeemable preferred stock............      1,106         38        114      1,030           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     30,209      2,469        686     31,992           28

Equity securities......................         18          1         --         19           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2011............. $   30,227 $    2,470 $      686 $   32,011 $         28
                                        ========== ========== ========== ========== ============

December 31, 2010:
Fixed Maturities:
 Corporate............................. $   20,494 $    1,348 $      110 $   21,732 $         --
 U.S. Treasury, government and agency..      1,986         18         88      1,916           --
 States and political subdivisions.....        516         11         16        511           --
 Foreign governments...................        502         59          1        560           --
 Commercial mortgage-backed............      1,473          5        375      1,103           19
 Residential mortgage-backed/ (1)/.....      1,601         67         --      1,668           --
 Asset-backed/ (2)/....................        245         13         12        246            7
 Redeemable preferred stock............      1,364         23         66      1,321           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     28,181      1,544        668     29,057           26

Equity securities......................         26         --          3         23           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2010............. $   28,207 $    1,544 $      671 $   29,080 $         26
                                        ========== ========== ========== ========== ============

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058  $   2,090
          Due in years two through five..........     8,257      8,722
          Due in years six through ten...........     9,881     10,723
          Due after ten years....................     5,785      6,615
                                                  --------- ----------
             Subtotal............................    25,981     28,150
          Commercial mortgage-backed securities..     1,306        902
          Residential mortgage-backed securities.     1,556      1,646
          Asset-backed securities................       260        264
                                                  --------- ----------
          Total.................................. $  29,103  $  30,962
                                                  ========= ==========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                         December 31,
                                                   ------------------------
                                                    2011     2010     2009
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI...............     (4)     (18)      (6)
                                                   ------  -------  -------
Total OTTI........................................ $  (36) $  (300) $  (174)
                                                   ======  =======  =======

  /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                           2011     2010
                                                                                         -------  -------
                                                                                           (IN MILLIONS)
Balances at January 1,.................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold.....      29       99
Recognized impairments on securities impaired to fair value this period/ (1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired................     (27)    (268)
Additional impairments this period on securities previously impaired....................      (5)      (8)
Increases due to passage of time on previously recorded credit losses...................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows..      --       --
                                                                                         -------  -------
Balances at December 31,................................................................ $  (332) $  (329)
                                                                                         =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                AOCI GAIN
                                                              NET                              DEFERRED           (LOSS)
                                                          UNREALIZED                            INCOME        RELATED TO NET
                                                             GAINS                                TAX           UNREALIZED
                                                          (LOSSES) ON        POLICYHOLDERS       ASSET          INVESTMENT
                                                          INVESTMENTS   DAC   LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                                         ------------  ----  -------------- --------------- -----------------
                                                                                     (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................ $        (16) $  3  $            2 $             4 $              (7)
Net investment gains (losses) arising during
  the period............................................          (32)   --              --              --               (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            5    --              --              --                 5
   Excluded from Net earnings (loss)/ (1)/..............           (4)   --              --              --                (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --     2              --              --                 2
   Deferred income taxes................................           --    --              --               8                 8
   Policyholders liabilities............................           --    --               4              --                 4
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2011.............................. $        (47) $  5  $            6 $            12 $             (24)
                                                         ============  ====  ============== =============== =================

BALANCE, JANUARY 1, 2010................................ $        (11) $  5  $           -- $             2 $              (4)
Net investment gains (losses) arising during
  the period............................................            3    --              --              --                 3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            9    --              --              --                 9
   Excluded from Net earnings (loss)/ (1)/..............          (17)   --              --              --               (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --    (2)             --              --                (2)
   Deferred income taxes................................           --    --              --               2                 2
   Policyholders liabilities............................           --    --               2              --                 2
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2010.............................. $        (16) $  3  $            2 $             4 $              (7)
                                                         ============  ====  ============== =============== =================

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                    NET                              DEFERRED        (LOSS)
                                                UNREALIZED                            INCOME     RELATED TO NET
                                                   GAINS                                TAX        UNREALIZED
                                                (LOSSES) ON          POLICYHOLDERS     ASSET       INVESTMENT
                                                INVESTMENTS    DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                               ------------  ------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2011...................... $        889  $ (135)    $     (121)  $     (223)   $        410
Net investment gains (losses) arising during
  the period..................................          915      --             --           --             915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............           23      --             --           --              23
   Excluded from Net earnings (loss)/ (1)/....            4      --             --           --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --     (81)            --           --             (81)
   Deferred income taxes......................           --      --             --         (207)           (207)
   Policyholders liabilities..................           --      --           (264)          --            (264)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2011.................... $      1,831  $ (216)    $     (385)  $     (430)   $        800
                                               ============  ======  =============  ===========  ==============

BALANCE, JANUARY 1, 2010...................... $         (6) $  (21)    $       --   $       32    $          5
Net investment gains (losses) arising during
  the period..................................          680      --             --           --             680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............          198      --             --           --             198
   Excluded from Net earnings (loss)/ (1)/....           17      --             --           --              17
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --    (114)            --           --            (114)
   Deferred income taxes......................           --      --             --         (255)           (255)
   Policyholders liabilities..................           --      --           (121)          --            (121)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2010.................... $        889  $ (135)    $     (121)  $     (223)   $        410
                                               ============  ======  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                     LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                    ---------------------  ---------------------  ---------------------
                                                 GROSS                  GROSS                  GROSS
                                               UNREALIZED             UNREALIZED             UNREALIZED
                                    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                    ---------- ----------  ---------- ----------  ---------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate.........................   $  1,910    $   (96)   $    389  $     (51)   $  2,299  $    (147)
 U.S. Treasury, government and
   agency..........................        149         --          --         --         149         --
 States and political subdivisions.         --         --          18         (2)         18         (2)
 Foreign governments...............         30         (1)          5         --          35         (1)
 Commercial mortgage-backed........         79        (27)        781       (384)        860       (411)
 Residential mortgage-backed.......         --         --           1         --           1         --
 Asset-backed......................         49         --          44        (11)         93        (11)
 Redeemable preferred stock........        341        (28)        325        (86)        666       (114)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  2,558    $  (152)   $  1,563  $    (534)   $  4,121  $    (686)
                                    ========== ==========  ========== ==========  ========== ==========

December 31, 2010:
Fixed Maturities:
 Corporate.........................   $  1,999    $   (68)   $    394  $     (42)   $  2,393  $    (110)
 U.S. Treasury, government and
   agency..........................        820        (42)        171        (46)        991        (88)
 States and political subdivisions.        225         (9)         33         (7)        258        (16)
 Foreign governments...............         77         (1)         10         --          87         (1)
 Commercial mortgage-backed........         46         (3)        936       (372)        982       (375)
 Residential mortgage-backed.......        157         --           2         --         159         --
 Asset-backed......................         23         --          65        (12)         88        (12)
 Redeemable preferred stock........        345         (7)        689        (59)      1,034        (66)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  3,692    $  (130)   $  2,300  $    (538)   $  5,992  $    (668)
                                    ========== ==========  ========== ==========  ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2011

                                           OUTSTANDING RECORDED INVESTMENT
                                NUMBER  --------------------------------------
                               OF LOANS   PRE-MODIFICATION   POST-MODIFICATION
                               -------- -------------------- -----------------
                                                    (IN MILLIONS)
Troubled debt restructurings:
 Agricultural mortgage loans.. $     -- $                 --  $             --
 Commercial mortgage loans....        2                  145               141
                               -------- -------------------- -----------------

Total......................... $      2 $                145  $            141
                               ======== ==================== =================

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                      2011     2010    2009
                                                     ------   ------  ------
                                                        (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   18    $   --  $   --
   Charge-offs.....................................     --        --      --
   Recoveries......................................     (8)       --      --
   Provision.......................................     22        18      --
                                                    ------    ------  ------
Ending Balance, December 31,....................... $   32    $   18  $   --
                                                    ======    ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   32    $   18  $   --
                                                    ======    ======  ======
   Collectively Evaluated for Impairment........... $   --    $   --  $   --
                                                    ======    ======  ======

   Loans Acquired with Deteriorated Credit Quality. $   --    $   --  $   --
                                                    ======    ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                               DEBT SERVICE COVERAGE RATIO
                                                                                 LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- -------- -------- ------- ------ --------
                                                           (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   182  $   -- $     33 $     30  $   31 $   -- $    276
 50% - 70%.........................       201     252      447      271      45     --    1,216
 70% - 90%.........................        --      41      280      318     213     --      852
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans....   $   383  $  293 $    844 $    754  $  585 $  117 $  2,976
                                    ========= ======= ======== ======== ======= ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   150  $   89 $    175 $    247  $  190 $    8 $    859
 50% - 70%.........................        68      15      101      158      82     45      469
 70% - 90%.........................        --      --       --        1      --      8        9
 90% plus..........................        --      --       --       --      --     --       --
                                    --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans..   $   218  $  104 $    276 $    406  $  272 $   61 $  1,337
                                    ========= ======= ======== ======== ======= ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   332  $   89 $    208 $    277  $  221 $    8 $  1,135
 50% - 70%.........................       269     267      548      429     127     45    1,685
 70% - 90%.........................        --      41      280      319     213      8      861
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans...............   $   601  $  397 $  1,120 $  1,160  $  857 $  178 $  4,313
                                    ========= ======= ======== ======== ======= ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2010

                                              Debt Service Coverage Ratio
                                                                               LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ------ --------
                                                          (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $    59  $   --  $   --  $   52  $   --  $   -- $    111
 50% - 70%.........................       32     109     111      72      55      --      379
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     402      61      574
                                     -------  ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans....  $   285  $  144  $  604  $  550  $  581  $  111 $  2,275
                                     =======  ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   155  $   80  $  162  $  243  $  186  $    5 $    831
 50% - 70%.........................       52      13     134     150     107      24      480
 70% - 90%.........................       --      --      --      --      --      --       --
 90% plus..........................       --      --      --      --       3      --        3
                                     -------  ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans..  $   207  $   93  $  296  $  393  $  296  $   29 $  1,314
                                     =======  ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   214  $   80  $  162  $  295  $  186  $    5 $    942
 50% - 70%.........................       84     122     245     222     162      24      859
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     405      61      577
                                     -------  ------  ------  ------  ------  ------ --------

Total Mortgage Loans...............  $   492  $  237  $  900  $  943  $  877  $  140 $  3,589
                                     =======  ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                        RECORDED
                                                                                       INVESTMENT
                                         90                            TOTAL     (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                         FINANCING            AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL CURRENT  RECEIVABLES         ACCRUING
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61 $  -- $               -- $  61 $  2,915 $      2,976 $                   --
 Agricultural........     5     1                  7    13    1,324        1,337                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
TOTAL MORTGAGE LOANS. $  66 $   1 $                7 $  74 $  4,239 $      4,313 $                    3
                      ===== ===== ================== ===== ======== ============ ======================
December 31, 2010
 Commercial.......... $  -- $  -- $               -- $  -- $  2,275 $      2,275 $                   --
 Agricultural........    --    --                  5     5    1,309        1,314                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
Total Mortgage Loans. $  -- $  -- $                5 $   5 $  3,584 $      3,589 $                    3
                      ===== ===== ================== ===== ======== ============ ======================

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                     UNPAID                         AVERAGE        INTEREST
                                      RECORDED      PRINCIPAL       RELATED        RECORDED         INCOME
                                     INVESTMENT      BALANCE       ALLOWANCE    INVESTMENT/ (1)/  RECOGNIZED
                                     ----------- --------------- -------------  ---------------  -------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           5               5            --                5             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $         5 $             5 $          --  $             5  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       202 $           202 $         (32) $           152  $           8
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $       202 $           202 $         (32) $           152  $           8
                                     =========== =============== =============  ===============  =============
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           3               3            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $         3 $             3 $          --  $            --  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       122 $           122 $         (18) $            24  $           2
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $       122 $           122 $         (18) $            24  $           2
                                     =========== =============== =============  ===============  =============

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds--third party................................... $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======


                                                                               2011     2010     2009
                                                                              ------   -----   -----
                                                                                   (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $   110  $   30
Net revenues of other limited partnership interests..........................      6        3      (5)
Interest expense--third party................................................    (21)     (22)     (7)
Other expenses...............................................................    (61)     (59)    (17)
                                                                              ------  -------  ------
Net Earnings (Loss).......................................................... $   35  $    32  $    1
                                                                              ======  =======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $    18  $    2
                                                                              ======  =======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     FAIR VALUE
                                               ----------------------- GAINS (LOSSES)
                                     NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                      AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                     --------- ----------- ----------- ---------------
                                                       (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/ (1)/
 Futures............................ $   6,443  $       --   $       2    $        (34)
 Swaps..............................       784          10          21              33
 Options............................     1,211          92          85             (20)

Interest rate contracts:/ (1)/
 Floors.............................     3,000         327          --             139
 Swaps..............................     9,826         503         317             590
 Futures............................    11,983          --          --             849
 Swaptions..........................     7,354       1,029          --             817

Other freestanding contracts:/ (1)/
 Foreign currency Contracts.........        38          --          --              --
                                                                       ---------------
NET INVESTMENT INCOME (LOSS)........                                             2,374
                                                                       ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/ (2)/....        --      10,547          --           5,941

GWBL and other features/ (3)/.......        --          --         227            (189)
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2011......... $  40,639  $   12,508   $     652    $      8,126
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                     Fair Value
                                               ----------------------- Gains (Losses)
                                     Notional     Asset     Liability    Reported In
                                      Amount   Derivatives Derivatives Earnings (Loss)
                                     --------- ----------- ----------- ---------------
                                                       (In Millions)
Freestanding derivatives:
Equity contracts:/ (1)/
 Futures............................ $   3,772   $      --    $     --     $      (815)
 Swaps..............................       734          --          27             (79)
 Options............................     1,070           5           1             (49)

Interest rate contracts:/ (1)/
 Floors.............................     9,000         326          --             157
 Swaps..............................     5,352         201         134             250
 Futures............................     5,151          --          --             289
 Swaptions..........................     4,479         171          --             (38)

Other freestanding contracts:/ (1)/
 Foreign currency contracts.........       133          --           1               1
                                                                       ---------------
 Net investment income (loss).......                                              (284)
                                                                       ---------------

Embedded derivatives:
GMIB reinsurance contracts /(2)/....        --       4,606          --           2,350

GWBL and other features /(3)/.......        --          --          38              17
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2010......... $  29,691   $   5,309    $    201     $     2,083
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------

Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)

Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                          ---------  --------- ---------  ----------
                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7  $  22,698 $     432  $   23,137
   U.S. Treasury, government and agency..        --      3,948        --       3,948
   States and political subdivisions.....        --        487        53         540
   Foreign governments...................        --        503        22         525
   Commercial mortgage-backed............        --         --       902         902
   Residential mortgage-backed/ (1)/.....        --      1,632        14       1,646
   Asset-backed/ (2)/....................        --         92       172         264
   Redeemable preferred stock............       203        813        14       1,030
                                          ---------  --------- ---------  ----------
     Subtotal............................       210     30,173     1,609      31,992
                                          ---------  --------- ---------  ----------
 Other equity investments................        66         --        77         143
 Trading securities......................       457        525        --         982
 Other invested assets:
   Short-term investments................        --        132        --         132
   Swaps.................................        --        177        (2)        175
   Futures...............................        (2)        --        --          (2)
   Options...............................        --          7        --           7
   Floors................................        --        327        --         327
   Swaptions.............................        --      1,029        --       1,029
                                          ---------  --------- ---------  ----------
     Subtotal............................        (2)     1,672        (2)      1,668
                                          ---------  --------- ---------  ----------
Cash equivalents.........................     2,475         --        --       2,475
Segregated securities....................        --      1,280        --       1,280
GMIB reinsurance contracts...............        --         --    10,547      10,547
Separate Accounts' assets................    83,672      2,532       215      86,419
                                          ---------  --------- ---------  ----------
   Total Assets.......................... $  86,878  $  36,182 $  12,446  $  135,506
                                          =========  ========= =========  ==========

LIABILITIES
GWBL and other features' liability.......        --         --       227         227
                                          ---------  --------- ---------  ----------
   Total Liabilities..................... $      --  $      -- $     227  $      227
                                          =========  ========= =========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                           Level 1   Level 2  Level 3    Total
                                          --------- --------- -------- ----------
                                                       (In Millions)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7 $  21,405 $    320 $   21,732
   U.S. Treasury, government and agency..        --     1,916       --      1,916
   States and political subdivisions.....        --       462       49        511
   Foreign governments...................        --       539       21        560
   Commercial mortgage-backed............        --        --    1,103      1,103
   Residential mortgage-backed/ (1)/.....        --     1,668       --      1,668
   Asset-backed/ (2)/....................        --        98      148        246
   Redeemable preferred stock............       207     1,112        2      1,321
                                          --------- --------- -------- ----------
     Subtotal............................       214    27,200    1,643     29,057
                                          --------- --------- -------- ----------
 Other equity investments................        77        24       73        174
 Trading securities......................       425        81       --        506
 Other invested assets:
   Short-term investments................        --       148       --        148
   Swaps.................................        --        40       --         40
   Options...............................        --         4       --          4
   Floors................................        --       326       --        326
   Swaptions.............................        --       171       --        171
                                          --------- --------- -------- ----------
     Subtotal............................        --       689       --        689
                                          --------- --------- -------- ----------
Cash equivalents.........................     1,693        --       --      1,693
Segregated securities....................        --     1,110       --      1,110
GMIB reinsurance contracts...............        --        --    4,606      4,606
Separate Accounts' assets................    89,647     2,160      207     92,014
                                          --------- --------- -------- ----------
   Total Assets.......................... $  92,056 $  31,264 $  6,529 $  129,849
                                          ========= ========= ======== ==========

LIABILITIES
GWBL and other features' liability....... $      -- $      -- $     38 $       38
                                          --------- --------- -------- ----------
   Total Liabilities..................... $      -- $      -- $     38 $       38
                                          ========= ========= ======== ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND
                                                              POLITICAL           COMMERCIAL   RESIDENTIAL
                                                                SUB-     FOREIGN  MORTGAGE-     MORTGAGE-    ASSET-
                                                  CORPORATE   DIVISIONS   GOVTS     BACKED       BACKED      BACKED
                                                 ----------  ----------  -------  ----------  ------------  --------
                                                                            (IN MILLIONS)

BALANCE, JANUARY 1, 2011........................ $      320  $       49  $    21  $    1,103  $         --  $    148
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          1          --       --           2            --        --
     Investment gains (losses), net.............         --          --       --         (30)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $        1  $       --  $    --  $      (28) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Other comprehensive income
         (loss).................................         (2)          5       (1)        (34)           (1)        2
Purchases.......................................        117          --        1          --            --        21
Issuances.......................................         --          --       --          --            --        --
Sales...........................................        (52)         (2)      --        (139)           (5)      (33)
Settlements.....................................         --          --       --          --            --        --
Transfers into Level 3/ (2)/....................        100           1        1          --            20        33
Transfers out of Level 3/ (2)/..................        (52)         --       --          --            --        --
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2011/ (1)/................ $      432  $       53  $    22  $      902  $         14  $    172
                                                 ==========  ==========  =======  ==========  ============  ========

BALANCE, JANUARY 1, 2010........................ $      466  $       47  $    21  $    1,490  $         --  $    217
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          4          --       --           2            --        --
     Investment gains (losses), net.............          6          --       --        (271)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $       10  $       --  $    --  $     (269) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
   Other comprehensive income (loss)............          3           3       --         119            --        14
 Purchases/issuances............................         22          --       --          --            --        --
 Sales/settlements..............................        (88)         (1)      --        (237)           --       (40)
 Transfers into/out of Level 3/ (2)/............        (93)         --       --          --            --       (44)
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2010/ (1)/................ $      320  $       49  $    21  $    1,103  $         --  $    148
                                                 ==========  ==========  =======  ==========  ============  ========

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                    REDEEM-                                                          GWBL
                                                     ABLE           OTHER         OTHER       GMIB      SEPARATE   AND OTHER
                                                   PREFERRED        EQUITY       INVESTED  REINSURANCE  ACCOUNTS   FEATURES
                                                     STOCK    INVESTMENTS/ (1)/   ASSETS      ASSET      ASSETS    LIABILITY
                                                  ----------  -----------------  --------  ----------- ---------  ----------
                                                                                 (IN MILLIONS)

BALANCE, JANUARY 1, 2011                          $        2  $              73  $     --  $     4,606 $     207  $       38
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        (2)          --        --          --
     Investment gains (losses), net..............         --                  1        --           --        --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        5,737        17          --
     Policyholders' benefits.....................         --                 --        --           --        --         170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $       --  $               1  $     (2) $     5,737 $      17  $      170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         (1)                 6        --           --        --          --
Purchases........................................         --                  2        --          204         4          19
Issuances........................................         --                 --        --           --        --          --
Sales............................................         (2)                (5)       --           --       (11)         --
Settlements......................................         --                 --        --           --        (2)         --
Transfers into Level 3/ (2)/.....................         15                 --        --           --        --          --
Transfers out of Level 3/ (2)/...................         --                 --        --           --        --          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------

BALANCE, DECEMBER 31, 2011....................... $       14  $              77  $     (2) $    10,547 $     215  $      227
                                                  ==========  =================  ========  =========== =========  ==========

BALANCE, JANUARY 1, 2010......................... $       12  $               2  $    300  $     2,256 $     230  $       55
 Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        --           --        --          --
     Investment gains (losses), net..............          4                 --        --           --       (22)         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        2,150        --          --
     Policyholders' benefits.....................         --                 --        --           --        --         (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $        4  $              --  $     --  $     2,150 $     (22) $      (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         --                 --        --           --        --          --
 Purchases/issuances.............................         --                 60        --          200         2          17
 Sales/settlements...............................        (14)                (1)       --           --        (8)         --
 Transfers into/out of Level 3/ (2)/.............         --                 12      (300)          --         5          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------
BALANCE, DECEMBER 31, 2010....................... $        2  $              73  $     --  $     4,606 $     207  $       38
                                                  ==========  =================  ========  =========== =========  ==========

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF           POLICY-
                                                     INCOME   (LOSSES),     REINSURANCE            HOLDERS'
                                                     (LOSS)      NET         CONTRACTS       OCI   BENEFITS
                                                   ---------- ---------- ----------------- ------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $    1  $    --
     State and political subdivisions.............         --        --               --        5       --
     Foreign governments..........................         --        --               --       (1)      --
     Commercial mortgage-backed...................         --        --               --      (40)      --
     Asset-backed.................................         --        --               --        2       --
     Other fixed maturities, available-for-sale...         --        --               --       (2)      --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  (35) $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            5,941       --       --
   Separate Accounts' assets......................         --        18               --       --       --
   GWBL and other features' liability.............         --        --               --       --     (189)
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $      18   $        5,941   $  (35) $  (189)
                                                   ========== =========   ==============   ======  =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $   10  $    --
     State and political subdivisions.............         --        --               --        2       --
     Foreign governments..........................         --        --               --        1       --
     Commercial mortgage-backed...................         --        --               --       92       --
     Asset-backed.................................         --        --               --       13       --
     Other fixed maturities, available-for-sale...         --        --               --       --       --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  118  $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            2,350       --       --
   Separate Accounts' assets......................         --       (21)              --       --       --
   GWBL and other features' liability.............         --        --               --       --       17
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $     (21)  $        2,350   $  118  $    17
                                                   ========== =========   ==============   ======  =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                 DECEMBER 31,
                                      -----------------------------------
                                            2011              2010
                                      ----------------- -----------------
                                      CARRYING  FAIR    Carrying  Fair
                                       VALUE    VALUE    Value    Value
                                      -------- -------- -------- --------
                                                 (IN MILLIONS)
Consolidated:
 Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
 Other limited partnership interests.    1,582    1,582    1,451    1,451
 Policyholders liabilities:
   Investment contracts..............    2,549    2,713    2,609    2,679
 Long-term debt......................      200      220      200      228
 Loans to affiliates.................    1,041    1,097    1,045    1,101
Closed Blocks:
 Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
 Other equity investments............        1        1        1        1
 SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts--GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
 Paid guarantee benefits.....     (249)      (58)     (307)
 Other changes in reserve....      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $      327
 Paid guarantee benefits.....         (86)
 Other changes in reserve....         164
                               ----------
Balance at December 31, 2009.         405
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         209
                               ----------
Balance at December 31, 2010.         533
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         264
                               ----------
Balance at December 31, 2011.  $      716
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN OF
                                                   PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                  ---------  --------  --------  ---------  ---------
                                                                 (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account............................... $  12,194  $    218  $    119  $     459  $  12,990
   Separate Accounts............................. $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
 Net amount at risk, gross....................... $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
 Net amount at risk, net of amounts reinsured.... $   1,642  $    879  $  2,003  $   5,964  $  10,488
 Average attained age of contractholders.........      49.2      63.3      68.7       63.9       53.3
 Percentage of contractholders over age 70.......       2.8%     27.6%     47.2%      28.5%      10.4%
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
 Account values invested in:
   General Account...............................       N/A       N/A  $     26  $     583  $     609
   Separate Accounts.............................       N/A       N/A  $  2,479  $  43,408  $  45,887
 Net amount at risk, gross.......................       N/A       N/A  $  2,039  $   9,186  $  11,225
 Net amount at risk, net of amounts reinsured....       N/A       N/A  $    603  $   2,520  $   3,123
 Weighted average years remaining until
   annuitization.................................       N/A       N/A       0.4        5.3        4.9
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies--No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  -------
                                          (IN MILLIONS)
Balance at January 1, 2009...   $        203   $      (153) $    50
 Other changes in reserves...             52           (21)      31
                                ------------   -----------  -------
Balance at December 31, 2009.            255          (174)      81
 Other changes in reserves...            120           (57)      63
                                ------------   -----------  -------
Balance at December 31, 2010.            375          (231)     144
 Other changes in reserves...             95           (31)      64
                                ------------   -----------  -------
Balance at December 31, 2011.   $        470   $      (262) $   208
                                ============   ===========  =======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011     2010     2009
                                                                    -------  -------  -------
                                                                          (IN MILLIONS)
Direct premiums.................................................... $   908  $   903  $   838
Reinsurance assumed................................................     210      213      202
Reinsurance ceded..................................................    (585)    (586)    (609)
                                                                    -------  -------  -------
Premiums........................................................... $   533  $   530  $   431
                                                                    =======  =======  =======
Universal Life and Investment-type Product Policy Fee Income Ceded. $   221  $   210  $   197
                                                                    =======  =======  =======
Policyholders' Benefits Ceded...................................... $   510  $   536  $   485
                                                                    =======  =======  =======
Interest Credited to Policyholders' Account Balances Ceded......... $    --  $    --  $    --
                                                                    =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2011  2010  2009
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  24 $  30 $  38
Incurred benefits related to prior years..    18    10     6
                                           ----- ----- -----
Total Incurred Benefits................... $  42 $  40 $  44
                                           ===== ===== =====
Benefits paid related to current year..... $  15 $  12 $  13
Benefits paid related to prior years......    24    30    34
                                           ----- ----- -----
Total Benefits Paid....................... $  39 $  42 $  47
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------

Long-term debt:
AXA Equitable:
Surplus Notes, 7.7%, due 2015                                                 200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                             2011   2010   2009
                                            ------ ------ ------
                                               (IN MILLIONS)
Investment advisory and services fees...... $  865 $  809 $  644
Distribution revenues......................    352    339    277
Other revenues--shareholder servicing fees.     92     93     90
Other revenues--other......................      6      5      7
Institutional research services............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2011      2010
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $  1,406
Actual return on plan assets.........................       77       106
Contributions........................................      672       202
Benefits paid and fees...............................     (185)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,093     1,529
PBO..................................................    2,626     2,424
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (533) $   (895)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2011     2010
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $  1,554
Unrecognized prior service cost (credit).        7        8
                                          -------- --------
 Total................................... $  1,686 $  1,562
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                   DECEMBER 31,
                                 ----------------
                                   2011     2010
                                 -------  -------
                                   (IN MILLIONS)
Fixed Maturities................    52.4%    48.5%
Equity Securities...............    36.3     37.0
Equity real estate..............     9.3     11.8
Cash and short-term investments.     2.0      2.7
                                 -------  -------
 Total..........................   100.0%   100.0%
                                 =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- -------- ------- --------
                                                 (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private real estate investment trusts.     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2010:                     ------- -------- ------- --------
                                                 (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................ $   --  $    564 $   --  $    564
 U.S. Treasury, government and agency.     --       148     --       148
 States and political subdivisions....     --         9     --         9
 Other structured debt................     --        --      6         6
Common and preferred equity...........    410         2     --       412
Mutual funds..........................    115        --     --       115
Derivatives, net......................      1         6     --         7
Private real estate investment funds..     --        --     13        13
Private investment trusts.............     --        51    163       214
Cash and cash equivalents.............      6         2     --         8
Short-term investments................      2        31     --        33
                                       ------  -------- ------  --------
 Total................................ $  534  $    813 $  182  $  1,529
                                       ======  ======== ======  ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                        PRIVATE
                                                                      REAL ESTATE  PRIVATE
                                                          FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES /(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     ---------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2011..........................   $        6      $      13  $      163 $    --  $  182
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2011.           --              3          20      --      23
 Purchases/issues...................................           --             --          --       1       1
 Sales/settlements..................................           --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2011........................   $        6      $       4  $      183 $    --  $  193
                                                       ==========      =========  ========== =======  ======
Balance at January 1, 2010..........................   $        7      $      12  $      147 $     2  $  168
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2010.           (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......           --             --          --      (2)     (2)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2010........................   $        6      $      13  $      163 $    --  $  182
                                                       ==========      =========  ========== =======  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)

2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on

   December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                           Options Outstanding
                                          -------------------------------------------------------------------------------
                                                                                                        AllianceBernstein
                                                 AXA Ordinary Shares            AXA ADRs/ (3)/            Holding Units
                                          ---------------------------       ---------------------- ----------------------
                                                             Weighted                     Weighted                  Weighted
                                             Number          Average           Number     Average     Number        Average
                                           Outstanding       Exercise        Outstanding  Exercise  Outstanding     Exercise
                                          (In Millions)       Price         (In Millions)  Price   (In Millions)     Price
                                          ------------- -------------       ------------- -------- ------------- --------
Options outstanding at January 1, 2011...        16.3   (Euro)  22.34              10.0   $  19.96        10.2   $  41.24
Options granted..........................         2.4   (Euro)  14.52                --   $     --         0.1   $  21.75
Options exercised........................          --   (Euro)     --              (0.6)  $  15.63        (0.1)  $  17.05
Options forfeited, net...................        (0.6)  (Euro)  21.59              (1.8)  $  27.24        (0.8)  $  55.66
Options expired..........................          --              --                --         --        (0.4)  $  50.59
                                            ---------                         ---------              ---------
Options Outstanding at December 31, 2011.        18.1   (Euro)  19.40               7.6   $  18.47         9.0   $  39.63
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)     --/ (2)/               $   1.70               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.74                              1.83                    6.4
                                            =========                         =========              =========
Options Exercisable at December 31, 2011.        10.9   (Euro)  25.35               7.6   $  18.48         3.3      36.65
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)   --/ (2)/                 $    1.7               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.59                              1.82                    5.6
                                            =========                         =========              =========

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                         AXA Ordinary Shares       AllianceBernstein Holding Units
                                                      -------------------------  -----------------------------------
                                                        2011     2010     2009     2011       2010          2009
                                                      -------  -------  -------  -------  ------------  ------------
Dividend yield.......................................    7.00%    6.98%   10.69%    5.40%  7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................   33.90%    36.5%    57.5%   47.30% 46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................    3.13%    2.66%    2.74%    1.90%  2.2 - 2.3%    1.6 - 2.1%
Expected life in years...............................     6.4      6.4      5.5      6.0       6.0        6.0 - 6.5
Weighted average fair value per option at grant date. $  2.49  $  3.54  $  2.57  $  5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2011...   391,761   $  29.97
Granted..........................    16,665   $  14.01
Vested...........................   117,906   $  31.64
Forfeited........................    46,948         --
                                   --------
Unvested as of December 31, 2011.   243,572   $  30.22
                                   ========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
 Gross investment income (loss)...    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011    2010    2009
                                ------  ------  -----
                                    (IN MILLIONS)
Fixed maturities............... $  (29) $ (200) $  (2)
Mortgage loans on real estate..    (14)    (18)    --
Other equity investments.......     (4)     34     53
Other..........................     --      --      3
                                ------  ------  -----
Investment Gains (Losses), Net. $  (47) $ (184) $  54
                                ======  ======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                                             2011     2010      2009
                                                                                            ------  -------  ---------
                                                                                                   (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year................................... $  379  $   (68) $  (1,271)
Changes in unrealized investment gains (losses) on investments.............................    907      835      2,494
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend
   obligation and other....................................................................   (131)     (68)        58
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................    (79)    (110)      (578)
 Deferred income tax (expense) benefit.....................................................   (199)    (217)      (705)
                                                                                            ------  -------  ---------
Total......................................................................................    757      372         (2)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest..................................................................     21        7        (66)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========
Balance, end of year comprises:
Unrealized investment gains (losses) on:
 Fixed maturities.......................................................................... $1,782  $   875  $      33
 Other equity investments..................................................................      2        2          9
                                                                                            ------  -------  ---------
 Total.....................................................................................  1,784      877         42
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend obligation and
   other...................................................................................   (270)    (139)       (71)
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................   (211)    (132)       (22)
 Deferred income tax (expense) benefit.....................................................   (418)    (219)        (2)
                                                                                            ------  -------  ---------
Total......................................................................................    765      387        (53)
Less: (Income) loss attributable to noncontrolling interest................................     13       (8)       (15)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2011     2010     2009
                               -------  -------  --------
                                     (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $    40  $   (34) $     81
 Deferred (expense) benefit...  (1,062)    (673)    1,191
                               -------  -------  --------
Total......................... $(1,022) $  (707) $  1,272
                               =======  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011      2010       2009
                                             ---------  --------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,167) $ (1,055) $   1,078
Noncontrolling interest.....................       (36)       66        105
Separate Accounts investment activity.......        83        53         72
Non-taxable investment income (loss)........         8        15         27
Adjustment of tax audit reserves............        (7)      (13)         7
State income taxes..........................         7        (5)       (12)
AllianceBernstein Federal and foreign taxes.       (13)       (3)        (6)
Tax settlement..............................        84        99         --
ACMC conversion.............................        --       135         --
Other.......................................        19         1          1
                                             ---------  --------  ---------
Income tax (expense) benefit................ $  (1,022) $   (707) $   1,272
                                             =========  ========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2011  December 31, 2010
                                         ------------------ ------------------
                                         ASSETS LIABILITIES Assets Liabilities
                                         ------ ----------- ------ -----------
                                                     (IN MILLIONS)
  Compensation and related benefits..... $  248  $     --   $  229  $     --
  Reserves and reinsurance..............     --     3,060       --       977
  DAC...................................     --     1,279       --     2,610
  Unrealized investment gains or losses.     --       418       --       259
  Investments...........................     --     1,101       --       800
  Alternative minimum tax credits.......    242        --      241        --
  Other.................................     79        --      108        --
                                         ------  --------   ------  --------
  Total................................. $  569  $  5,858   $  578  $  4,646
                                         ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                     DECEMBER 31,
                                                                                             ---------------------------
                                                                                               2011     2010      2009
                                                                                             -------  -------  ---------
                                                                                                    (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   765  $   387  $       9
Defined benefit pension plans...............................................................  (1,082)  (1,008)      (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --        (62)
                                                                                             -------  -------  ---------
Total accumulated other comprehensive income (loss).........................................    (317)    (621)    (1,021)
                                                                                             -------  -------  ---------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)       (15)
                                                                                             -------  -------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (304) $  (629) $  (1,036)
                                                                                             =======  =======  =========

   The components of OCI for the past three years follow:

                                                                                                2011    2010     2009
                                                                                               ------  ------  --------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  879  $  646  $  2,558
 (Gains) losses reclassified into net earnings (loss) during the year.........................     28     189        (2)
                                                                                               ------  ------  --------
Net unrealized gains (losses) on investments..................................................    907     835     2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................   (529)   (395)   (1,225)
                                                                                               ------  ------  --------
Change in unrealized gains (losses), net of adjustments.......................................    378     440     1,331
Change in defined benefit pension plans.......................................................    (74)    (40)       (3)
                                                                                               ------  ------  --------
Total other comprehensive income (loss), net of income taxes..................................    304     400     1,328
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............     21       7       (66)
                                                                                               ------  ------  --------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $  325  $  407  $  1,262
                                                                                               ======  ======  ========

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                   DECEMBER 31,
                                                                          -----------------------------
                                                                            2011      2010       2009
                                                                          --------  --------  ---------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $     (39)
Change in AVR............................................................     (211)     (291)       289
                                                                          --------  --------  ---------
Net change in statutory surplus, capital stock and AVR...................      613       394        250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)    (5,995)
 DAC.....................................................................   (3,650)      747        860
 Deferred income taxes...................................................     (996)   (1,006)     1,167
 Valuation of investments................................................       16       145       (659)
 Valuation of investment subsidiary......................................      590       366       (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350     (2,566)
 Pension adjustment......................................................      111        56         17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)     5,541
 Shareholder dividends paid..............................................      379       300         --
 Changes in non-admitted assets..........................................     (154)      (64)        29
 Other, net..............................................................      (10)      (55)       (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --       (195)
                                                                          --------  --------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,414  $  2,073  $  (2,163)
                                                                          ========  ========  =========

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                                2011       2010       2009
                                                             ---------  ---------  ---------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $   3,116
AVR.........................................................       220        431        722
                                                             ---------  ---------  ---------
Statutory surplus, capital stock and AVR....................     4,845      4,232      3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)    (1,464)
 DAC........................................................     4,653      8,383      7,745
 Deferred income taxes......................................    (5,744)    (4,775)    (3,705)
 Valuation of investments...................................     2,266      1,658        673
 Valuation of investment subsidiary.........................       231       (657)    (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606      2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904      3,178
 Non-admitted assets........................................       510        761      1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)    (1,525)
 Other, net.................................................      (459)      (521)      (152)
                                                             ---------  ---------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,561  $  13,051  $  10,861
                                                             =========  =========  =========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                2011       2010      2009
                             ---------  ---------  --------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance................... $  15,140  $   8,511  $    337
Investment Management/ (1)/.     2,750      2,959     2,941
Consolidation/elimination...       (18)       (29)      (36)
                             ---------  ---------  --------
Total Revenues.............. $  17,872  $  11,441  $  3,242
                             =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                             2011      2010      2009
                                                                           --------  -------- ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................. $  3,495  $  2,613 $  (3,665)
Investment Management/ (2)/...............................................     (164)      400       588
Consolidation/elimination.................................................        4         2        (2)
                                                                           --------  -------- ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes..... $  3,335  $  3,015 $  (3,079)
                                                                           ========  ======== =========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  154,207  $  152,038
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  166,016  $  163,156
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                   THREE MONTHS ENDED
                                                     ---------------------------------------------
                                                     MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                     --------  -------- ------------- ------------
                                                                     (IN MILLIONS)
2011
Total Revenues...................................... $  1,311  $  3,402 $      10,858 $      2,301
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============

2010
Total Revenues...................................... $  2,133  $  5,387 $       5,115 $     (1,194)
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============

EQUI-VEST(R) Express/SM/ (Series 701)

A variable deferred annuity contract


PROSPECTUS DATED MAY 1, 2012


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) EXPRESS/SM/?

EQUI-VEST(R) Express/SM /is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY . It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.


This contract is no longer being sold. This prospectus is used with current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We can refuse to accept any application or contribution from you at any time, including after the purchase of the contract.



----------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------
 FIXED INCOME
----------------------------------------------------------------------------
AXA Conservative Allocation/(1)/        EQ/Money Market
AXA Conservative-Plus Allocation/(1)/   EQ/PIMCO Ultra Short Bond
AXA Conservative Growth Strategy        EQ/Quality Bond PLUS
AXA Conservative Strategy               Invesco V.I. High Yield
EQ/Core Bond Index                      Ivy Funds VIP High Income
EQ/Franklin Core Balanced               Multimanager Core Bond
EQ/Global Bond PLUS                     Multimanager Multi-Sector Bond
EQ/Intermediate Government Bond/(2)/
----------------------------------------------------------------------------
 DOMESTIC STOCKS
----------------------------------------------------------------------------
AXA Aggressive Allocation/(1)/          EQ/Morgan Stanley Mid Cap Growth
AXA Moderate-Plus Allocation/(1)/       EQ/Mutual Large Cap Equity
AXA Moderate Growth Strategy            EQ/Small Company Index
AXA Tactical Manager 400                EQ/T. Rowe Price Growth Stock
AXA Tactical Manager 500                EQ/Templeton Global Equity
AXA Tactical Manager 2000               EQ/UBS Growth and Income
EQ/AllianceBernstein Dynamic Wealth     EQ/Van Kampen Comstock
 Strategies                             EQ/Wells Fargo Omega Growth
EQ/AllianceBernstein Small Cap Growth   Fidelity(R) VIP Contrafund(R)
EQ/AXA Franklin Small Cap Value Core    Goldman Sachs VIT Mid Cap Value
EQ/BlackRock Basic Value Equity         Invesco V.I. Mid Cap Core Equity
EQ/Boston Advisors Equity Income        Invesco V.I. Small Cap Equity
EQ/Calvert Socially Responsible         Ivy Funds VIP Energy
EQ/Capital Guardian Research            Ivy Funds VIP Mid Cap Growth
EQ/Common Stock Index                   Ivy Funds VIP Small Cap Growth
EQ/Davis New York Venture               MFS(R) Investors Growth Stock
EQ/Equity 500 Index                     MFS(R) Investors Trust
EQ/Equity Growth PLUS                   MFS(R) Technology
EQ/Franklin Templeton Allocation        MFS(R) Utilities
EQ/GAMCO Mergers and Acquisitions       Multimanager Aggressive Equity
EQ/GAMCO Small Company Value            Multimanager Large Cap Core Equity
EQ/JPMorgan Value Opportunities         Multimanager Large Cap Value
EQ/Large Cap Core PLUS                  Multimanager Mid Cap Growth
EQ/Large Cap Growth Index               Multimanager Mid Cap Value
EQ/Large Cap Growth PLUS                Multimanager Small Cap Growth
EQ/Large Cap Value Index                Multimanager Small Cap Value
EQ/Large Cap Value PLUS                 Multimanager Technology
EQ/Lord Abbett Large Cap Core           Target 2015 Allocation
EQ/Mid Cap Index                        Target 2025 Allocation
EQ/Mid Cap Value PLUS                   Target 2035 Allocation
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------


-------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------
Target 2045 Allocation               Van Eck VIP Global Hard Assets
-------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------
AXA Tactical Manager International   Invesco V.I. Global Real Estate
EQ/Global Multi-Sector Equity        Invesco V.I. International Growth
EQ/International Core PLUS           Lazard Retirement Emerging Markets
EQ/International Equity Index         Equity
EQ/International Value PLUS          MFS(R) International Value
EQ/MFS International Growth          Multimanager International Equity
EQ/Oppenheimer Global
-------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------
All Asset Growth-Alt 20/(3)/         AXA Moderate Allocation/(1)/
AXA Balanced Strategy
-------------------------------------------------------------------------

(1)The "AXA Allocation" portfolios.

(2)This is the variable investment option's new name, effective on or about May 1, 2012. Please see ''Portfolios of the Trusts'' under ''Contract features and benefits'' later in this prospectus for the variable investment option's former name.
(3)This is the variable investment option's new name, effective on or about
   May 21, 2012, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.


You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio that is part of one of the Trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

TYPES OF CONTRACTS. For existing and new contract owners, we offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only

..   An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").

A minimum contribution of $50 ($5,000 for Inherited IRA) is required to purchase a contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2012, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix II.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                  EV Express Series 701 (IF/NB)
                                                                        #235236

Contents of this Prospectus

--------------------------------------------------------------------------------


       Index of key words and phrases                                  4
       Who is AXA Equitable?                                           5
       How to reach us                                                 6
       EQUI-VEST(R) Express/SM/ at a glance -- key features            8


       ------------------------------------------------------------------
       FEE TABLE                                                      10
       ------------------------------------------------------------------

       Examples                                                       11
       Condensed financial information                                11


       ------------------------------------------------------------------
       1. CONTRACT FEATURES AND BENEFITS                              12
       ------------------------------------------------------------------
       How you can contribute to your contract                        12
       Owner and annuitant requirements                               15
       How you can make your contributions                            15
       What are your variable investment options under the contract?  15
       Portfolios of the Trusts                                       16
       Allocating your contributions                                  24
       Your right to cancel within a certain number of days           24
       Inherited IRA beneficiary continuation contract                24


       ------------------------------------------------------------------
       2. DETERMINING YOUR CONTRACT'S VALUE                           26
       ------------------------------------------------------------------
       Your account value and cash value                              26
       Your contract's value in the variable investment options       26


       ------------------------------------------------------------------
       3. TRANSFERRING YOUR MONEY AMONG VARIABLE
         INVESTMENT OPTIONS                                           27
       ------------------------------------------------------------------
       Transferring your account value                                27
       Disruptive transfer activity                                   27
       Automatic transfer options                                     28
       Rebalancing your account value                                 28


       ------------------------------------------------------------------
       4. ACCESSING YOUR MONEY                                        29
       ------------------------------------------------------------------
       Withdrawing your account value                                 29
       How withdrawals are taken from your account value              29
       Surrender of your contract to receive its cash value           30
       Termination                                                    30
       When to expect payments                                        30
       Your annuity payout options                                    30


-------------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner. When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


2   CONTENTS OF THIS PROSPECTUS

      -------------------------------------------------------------------
      5.CHARGES AND EXPENSES                                          33
      -------------------------------------------------------------------
      Charges that AXA Equitable deducts                              33
      Charges under the contracts                                     33
      Charges that the Trusts deduct                                  34
      Group or sponsored arrangements                                 34
      Other distribution arrangements                                 35


      -------------------------------------------------------------------
      6.PAYMENT OF DEATH BENEFIT                                      36
      -------------------------------------------------------------------
      Your beneficiary and payment of benefit                         36
      How death benefit payment is made                               36
      Beneficiary continuation option                                 37


      -------------------------------------------------------------------
      7.TAX INFORMATION                                               39
      -------------------------------------------------------------------
      Overview                                                        39
      Buying a contract to fund a retirement arrangement              39
      Transfers among variable investment options                     39
      Taxation of nonqualified annuities                              39
      Individual retirement arrangements ("IRAs")                     41
      Traditional individual retirement annuities (traditional IRAs)  41
      Roth individual retirement annuities ("Roth IRAs")              46
      Federal and state income tax withholding and information
        reporting                                                     49
      Impact of taxes to AXA Equitable                                49


      -------------------------------------------------------------------
      8.MORE INFORMATION                                              50
      -------------------------------------------------------------------
      About our Separate Account A                                    50
      About the Trusts                                                50
      About the general account                                       50
      About other methods of payment                                  51
      Dates and prices at which contract events occur                 51
      About your voting rights                                        51
      Statutory compliance                                            52
      About legal proceedings                                         52
      Financial statements                                            52
      Transfers of ownership, collateral assignments, loans, and
        borrowing                                                     52
      Distribution of the contracts                                   52




        ----------------------------------------------------------------
        APPENDICES
        ----------------------------------------------------------------
          I  --  Condensed financial information                     I-1
         II  --  State contract availability and/or variations of
                   certain features and benefits                    II-1
        III  --  Hypothetical Illustrations                        III-1


        ----------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION
          Table of contents
        ----------------------------------------------------------------

                                                 CONTENTS OF THIS PROSPECTUS 3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                        PAGE

                    account value                        26
                    annuitant                            12
                    annuity payout options               30
                    AXA Equitable Access Account         37
                    beneficiary                          36
                    beneficiary continuation option      37
                    business day                         51
                    cash value                           26
                    conduit IRA                          44
                    contract date                        12
                    contract date anniversary            12
                    contract year                        12
                    contributions                        12
                    contributions to Roth IRAs           46
                       regular contributions             46
                       rollovers and direct transfers    47
                       conversion contributions          47
                    contributions to traditional IRAs    41
                       regular contributions             41
                       rollovers and transfers           43


                                                     PAGE

                       disruptive transfer activity   27
                       IRA                             1
                       IRS                            39
                       Inherited IRA                   1
                       market timing                  27
                       NQ                              1
                       Online Account Access           6
                       partial withdrawals            29
                       portfolio                       1
                       processing office               6
                       regular contribution           43
                       Required Beginning Date        44
                       Roth IRA                        1
                       SAI                             1
                       SEC                             1
                       TOPS                            6
                       traditional IRA                 1
                       Trusts                          1
                       unit                           26
                       unit investment trust          50
                       variable investment options     1


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------


4   INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------




We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                      WHO IS AXA EQUITABLE?  5

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the variable investment options; and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under Online Account Access only you can:

..   make a contribution to your IRA or NQ annuity contract;

..   elect to receive certain contract statements electronically;

..   change your address; and

..   access "Frequently Asked Questions" and certain service forms.


6   WHO IS AXA EQUITABLE?

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and clicking on Online Account Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among variable investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of general dollar-cost averaging;

(5)election of the rebalancing program;

(6)election of the automatic deposit service;

(7)election of the required minimum distribution automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(10)purchase by, or change of ownership to, a non-natural owner;


(11)contract surrender and withdrawal requests;

(12)death claims; and

(13)partial annuitization of an NQ contract.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among variable investment options; and

(4)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar-cost averaging;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                      WHO IS AXA EQUITABLE?  7

EQUI-VEST(R) Express/SM/ at a glance -- key features

--------------------------------------------------------------------------------


PROFESSIONAL INVESTMENT  EQUI-VEST(R) Express/SM/ variable investment options invest in different portfolios sub-advised
MANAGEMENT               by professional investment advisers.
----------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES           On earnings inside the contract:      No tax until you make withdrawals from your contract or
                                                               receive annuity payments.
                         On transfers inside the contract:     No tax on transfers among variable investment options.
                         ---------------------------------------------------------------------------------------------------
                         You should be aware that annuity contracts that were purchased as an Individual Retirement
                         Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the
                         Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
----------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     .   NQ, traditional IRA and Roth IRA: Minimum: $50 initial and additional ($20 under our automatic invest- ment program)
                         .   Inherited IRA
                            $5,000 (initial)(minimum)
                            $1,000 (additional)(minimum)
                         .   Maximum contribution limitations apply to all contracts.
                         ---------------------------------------------------------------------------------------------------
                         In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all EQUI-VEST(R) series, EQUI-VEST(R) At
                         Retirement/SM/ and At Retirement/SM/ contracts with the same owner or annuitant or $2.5 million under all AXA Equitable annuity accumulation contracts with the same owner or annuitant. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. For more information, see
                         "How you can contribute to your contract" in "Contract features and benefits" later in this prospectus.
----------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY     .   Partial withdrawals
                         .   Several withdrawal options on a periodic basis
                         .   Contract surrender
                         You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                         You may also incur income tax and a penalty tax.
----------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS           .   Fixed annuity payout options
                         .   Variable Immediate Annuity payout options (as described in a separate prospectus for that option)
----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES      .   General dollar-cost averaging
                         .   Automatic investment program
                         .   Account value rebalancing (quarterly, semiannually and annually)
                         .   No charge on transfers among variable investment options
                         .   Minimum death benefit
----------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES         .   Please see "Fee table" later in this prospectus for complete details.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES     0 - 85 (0 - 70 for Inherited IRA)
----------------------------------------------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL


8   EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX II LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.


                        EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES 9

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
------------------------------------------------------------------------------------------------------------------

Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you surrender
your contract or make certain withdrawals)./(1)/           7.00%

Charge if you elect a Variable Immediate Annuity
payout option (which is described in a separate
prospectus for that option)                                $350

Charge for third-party transfer or exchange (for each      $65 (maximum)
occurrence)/(2)/                                           $25 (current) Effective June 1, 2012, this charge will
                                                           increase to $65.
Special services charges
 .   Wire transfer charge/(3)/                             $90 (current and maximum)
 .   Express mail charge/(3)/                              $35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:

   If your account value on the last day of your           $50
   contract year is less than $100,000

   If your account value on the last day of your           $0
   contract year is $100,000 or more
------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------

Separate account annual expenses:
Mortality and expense risks/(4)/                           0.85%

Other expenses                                             0.25%
                                                           -----                                   -
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                     1.10%
------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011           Lowest Highest
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      0.62%   1.91%
expenses)/(5)/
---------------------------------------------------------------------------



10  FEE TABLE

Notes:

(1)Deducted upon a withdrawal of amounts in excess of the 10% fee withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1".

                              Contract Year
                              -------------
                                   1........ 7.00%
                                   2........ 6.00%
                                   3........ 5.00%
                                   4........ 4.00%
                                   5........ 3.00%
                                   6........ 2.00%
                                   7........ 1.00%
                                   8+....... 0.00%


(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)A portion of this charge is for providing the death benefit.

(5)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2011, which results in an estimated annual charge of 0.2582% of contract value.


These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU ANNUITIZE AT THE END OF THE
                                                                               APPLICABLE TIME PERIOD, AND SELECT A
                                         IF YOU SURRENDER YOUR CONTRACT AT THE NON-LIFE CONTINGENT PERIOD CERTAIN
                                         END OF THE APPLICABLE TIME PERIOD     ANNUITY OPTION WITH LESS THAN FIVE YEARS.
-------------------------------------------------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios      $982    $1,515    $2,059    $3,677    N/A      $1,515     $2,059     $3,677
-------------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the portfolios      $856    $1,131    $1,399    $2,368    N/A      $1,131     $1,399     $2,368
-------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------

                                          IF YOU DO NOT SURRENDER YOUR
                                           CONTRACT AT THE END OF THE
                                             APPLICABLE TIME PERIOD
------------------------------------------------------------------------
                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios      $342  $1,043  $1,767   $3,677
------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the portfolios      $207  $  640  $1,099   $2,368
------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2011.



                                                                  FEE TABLE  11

1. Contract features and benefits

--------------------------------------------------------------------------------


HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under ''About methods of payment'' in ''More information'' later in this prospectus. All ages in the table refer to the age of the annuitant named in the contract. The contract is no longer available to new purchasers.


Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

See ''Tax information'' later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series, EQUI-VEST(R) At Retirement/SM/ and At Retirement/SM/ contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
The ''annuitant'' is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The ''contract date'' is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a ''contract year.'' The end of each 12-month period is your ''contract date anniversary.'' For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 CONTRACT  AVAILABLE FOR ANNUITANT
 TYPE      ISSUE AGES               MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS      LIMITATIONS ON CONTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
NQ              0 through 85        $50 (initial and additional)  After-tax money.             Additional contributions
                                                                                                  can be made up to the
                                                                  Paid to us by check or          later of attainment of
                                                                     transfer of contract         age 86 or the first con-
                                                                     value in a tax deferred      tract date anniversary.
                                                                     exchange under
                                                                     Section 1035 of the
                                                                     Internal Revenue Code.

                                                                  Paid to us by an
                                                                     employer who
                                                                     establishes a payroll
                                                                     deduction program.
----------------------------------------------------------------------------------------------------------------------------


12  CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT   AVAILABLE FOR ANNUITANT
 TYPE       ISSUE AGES               MINIMUM CONTRIBUTIONS  SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                 0 through 85           $50 additional      "Regular" traditional         Additional rollover
Traditional                                                    IRA contributions either      contributions can be
IRA                                                            made by you or paid to        made up to the later of
                                                               us by an employer who         attainment of age 86 or
                                                               establishes a payroll         the first contract date
                                                               deduction program.            anniversary.

                                                            Additional catch-up           Regular IRA
                                                               contributions.                contributions may not
                                                                                             exceed $5,000.
                                                            Eligible rollover
                                                               distributions from         No regular IRA
                                                               403(b) plans, qualified       contributions in the
                                                               plans and                     calendar year you turn
                                                               governmental employer         age 70 and thereafter.
                                                               EDC plans.
                                                                                          Rollover and direct
                                                            Rollovers from another           transfer contributions
                                                               traditional individual        after age 70 1/2 must be
                                                               retirement                    net of required minimum
                                                               arrangement.                  distributions.

                                                            Direct                        Although we accept
                                                               custodian-to-custodian        rollover and direct trans-
                                                               transfers from other          fer contributions under
                                                               traditional individual        the traditional IRA con-
                                                               retirement                    tracts, we intend that
                                                               arrangements.                 these contracts be used
                                                                                             for ongoing regular
                                                                                             contributions.

                                                                                          Additional catch-up
                                                                                             contributions of up to
                                                                                             $1,000 per calendar year
                                                                                             where the owner is at
                                                                                             least age 50 but under
                                                                                             age 70 1/2 at any time
                                                                                             during the calendar year
                                                                                             for which the
                                                                                             contribution is made.
-------------------------------------------------------------------------------------------------------------------------



                                              CONTRACT FEATURES AND BENEFITS 13

--------------------------------------------------------------------------------------------------------------------------
 CONTRACT    AVAILABLE FOR ANNUITANT
 TYPE        ISSUE AGES               MINIMUM CONTRIBUTIONS  SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
Roth IRA          0 through 85         $50 additional        Regular Roth IRA              Additional contributions
                                                                contributions either          can be made up to the
                                                                made by you or paid to        later of attainment of
                                                                us by an employer who         age 86 or the first con-
                                                                establishes a payroll         tract date anniversary.
                                                                deduction program.
                                                                                           Regular Roth IRA
                                                             Additional catch-up              contributions may not
                                                                contributions.                exceed $5,000.

                                                             Rollovers from another        Contributions are subject
                                                                Roth IRA.                     to income limits and
                                                                                              other tax rules. See
                                                             Rollovers from a                 "Contributions to Roth
                                                                "designated Roth              IRAs" in "Tax
                                                                contribution account"         information" later in this
                                                                under specified               prospectus.
                                                                retirement plans.
                                                                                           Additional catch-up
                                                             Conversion rollovers             contributions of up to
                                                                from a traditional IRA        $1,000 per calendar year
                                                                or other eligible             where the owner is at
                                                                retirement plan.              least age 50 at any time
                                                                                              during the calendar year
                                                             Direct transfers from            for which the
                                                                another Roth IRA.             contribution is made.
--------------------------------------------------------------------------------------------------------------------------
Inherited         0 through 70         $1,000 additional     Direct custodian-to-          Any additional
IRA                                                             custodian transfers of        contributions must be
(traditional                                                    your interest as death        from the same type of
IRA or                                                          beneficiary of the            IRA of the same
Roth IRA)                                                       deceased owner's              deceased owner.
                                                                traditional individual
                                                                retirement                 No additional
                                                                arrangement or Roth           contributions are
                                                                IRA to an IRA of the          permitted to Inherited
                                                                same type.                    IRA contracts issued as a
                                                                                              Non-spousal beneficiary
                                                             Non-spousal                      direct rollover from an
                                                                beneficiary direct            Applicable Plan.
                                                                rollover contributions
                                                                may be made to an
                                                                inherited IRA contract
                                                                under specified
                                                                circumstances from
                                                                these "Applicable
                                                                Plans": qualified plans,
                                                                403(b) plans and
                                                                governmental employer
                                                                457(b) plans.
--------------------------------------------------------------------------------------------------------------------------


See ''Tax information'' later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see ''Dates and prices at which contract events occur'' in ''More information'' later in this prospectus. Please review your contract for information on contribution limitations.


14  CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this prospectus.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to "AXA Equitable". We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or direct transfer. We do not accept third party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR VARIABLE INVESTMENT OPTIONS UNDER THE CONTRACT?

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.


                                              CONTRACT FEATURES AND BENEFITS 15

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Tactical Manager portfolios, the AXA Allocation portfolios, the EQ/Franklin Templeton Allocation portfolio and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.


----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST --
 CLASS B                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME     OBJECTIVE                                                 AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION  Seeks long-term capital appreciation.                        AXA Equitable Funds Management
                                                                                           Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Seeks a high level of current income.                        AXA Equitable Funds Management
  ALLOCATION                                                                               Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS      Seeks current income and growth of capital, with a           AXA Equitable Funds Management
  ALLOCATION               greater emphasis on current income.                             Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Seeks long-term capital appreciation and current income.     AXA Equitable Funds Management
                                                                                           Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS          Seeks long-term capital appreciation and current income,     AXA Equitable Funds Management
  ALLOCATION               with a greater emphasis on capital appreciation.                Group, LLC
----------------------------------------------------------------------------------------------------------------------------


16  CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST --
 CLASS B                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME     OBJECTIVE                                                  AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  EQUITY                   emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                           in the portfolio.                                             Group, LLC
                                                                                      ClearBridge Advisors, LLC
                                                                                      GCIC US Ltd.
                                                                                      Legg Mason Capital Management, LLC
                                                                                      Marsico Capital Management, LLC
                                                                                      T. Rowe Price Associates, Inc.
                                                                                      Westfield Capital Management
                                                                                         Company, L.P.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND     Seeks a balance of high current income and capital appre-  BlackRock Financial Management, Inc.
                           ciation, consistent with a prudent level of risk.          Pacific Investment Management
                                                                                         Company LLC
                                                                                      SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  INTERNATIONAL EQUITY     emphasis on risk-adjusted returns and managing volatility     Group, LLC
                           in the portfolio.                                          BlackRock Investment Management, LLC
                                                                                      EARNEST Partners, LLC
                                                                                      J.P. Morgan Investment Management
                                                                                         Inc.
                                                                                      Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP     Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CORE EQUITY              emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                           in the portfolio.                                             Group, LLC
                                                                                      Janus Capital Management, LLC
                                                                                      Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP     Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  VALUE                    emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                           in the portfolio.                                             Group, LLC
                                                                                      Institutional Capital LLC
                                                                                      MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  GROWTH                   emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                           in the portfolio.                                             Group, LLC
                                                                                      BlackRock Investment Management, LLC
                                                                                      Franklin Advisers, Inc.
                                                                                      Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  VALUE                    emphasis on risk-adjusted returns and managing volatility     Group, LLC
                           in the portfolio.                                          BlackRock Investment Management, LLC
                                                                                      Diamond Hill Capital Management, Inc.
                                                                                      Knightsbridge Asset Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               Seeks high total return through a combination of current   Pacific Investment Management
  MULTI-SECTOR BOND        income and capital appreciation.                              Company LLC
                                                                                      Post Advisory Group, LLC
                                                                                      SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------



                                              CONTRACT FEATURES AND BENEFITS 17

--------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST --
 CLASS B                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME     OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  GROWTH                   emphasis on risk-adjusted returns and managing volatility        Group, LLC
                           in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                         Lord, Abbett & Co. LLC
                                                                                         Morgan Stanley Investment
                                                                                            Management Inc.
                                                                                         NorthPointe Capital, LLC
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  VALUE                    emphasis on risk-adjusted returns and managing volatility        Group, LLC
                           in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                         Franklin Advisory Services, LLC
                                                                                         Horizon Asset Management, LLC
                                                                                         Pacific Global Investment Management
                                                                                            Company
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Seeks long-term growth of capital.                            AXA Equitable Funds Management
                                                                                            Group, LLC
                                                                                         RCM Capital Management, LLC
                                                                                         SSgA Funds Management, Inc.
                                                                                         Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION     Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                           asset mix. Total return includes capital growth and income.      Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION     Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                           asset mix. Total return includes capital growth and income.      Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION     Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                           asset mix. Total return includes capital growth and income.      Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION     Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                           asset mix. Total return includes capital growth and income.      Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME     OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT       Seeks long-term capital appreciation and current income.      AXA Equitable Funds Management
  20/(1)/                                                                                   Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY      Seeks long-term capital appreciation and current income       AXA Equitable Funds Management
                                                                                            Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Seeks current income and growth of capital, with a            AXA Equitable Funds Management
  STRATEGY                 greater emphasis on current income.                              Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY  Seeks a high level of current income.                         AXA Equitable Funds Management
                                                                                            Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Seeks long-term capital appreciation and current income,      AXA Equitable Funds Management
  STRATEGY                 with a greater emphasis on current income.                       Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400   Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
                           emphasis on risk-adjusted returns and managing vola-          AXA Equitable Funds Management
                           tility in the portfolio.                                         Group, LLC
                                                                                         BlackRock Investment Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500   Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
                           emphasis on risk-adjusted returns and managing vola-          AXA Equitable Funds Management
                           tility in the portfolio.                                         Group, LLC
                                                                                         BlackRock Investment Management, LLC
--------------------------------------------------------------------------------------------------------------------------------



18  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000 Seeks to achieve long-term growth of capital with an         AllianceBernstein L.P.
                          emphasis on risk-adjusted returns and managing volatility    AXA Equitable Funds Management
                          in the portfolio.                                               Group, LLC
                                                                                       BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER      Seeks to achieve long-term growth of capital with an         AllianceBernstein L.P.
  INTERNATIONAL           emphasis on risk-adjusted returns and managing volatility    AXA Equitable Funds Management
                          in the portfolio.                                               Group, LLC
                                                                                       BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN      Seeks to achieve total return from long-term growth of       AllianceBernstein L.P.
  DYNAMIC WEALTH          capital and income.
  STRATEGIES
------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN      Seeks to achieve long-term growth of capital.                AllianceBernstein L.P.
  SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL     Seeks to achieve long-term total return with an emphasis     AXA Equitable Funds Management
  CAP VALUE CORE          on risk-adjusted returns and managing volatility in the         Group, LLC
                          portfolio.                                                   BlackRock Investment Management, LLC
                                                                                       Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE  Seeks to achieve capital appreciation and secondarily,       BlackRock Investment Management, LLC
  EQUITY                  income.
------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS        Seeks a combination of growth and income to achieve an       Boston Advisors, LLC
  EQUITY INCOME           above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY       Seeks to achieve long-term capital appreciation.             Bridgeway Capital Management, Inc.
  RESPONSIBLE                                                                          Calvert Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN       Seeks to achieve long-term growth of capital.                Capital Guardian Trust Company
  RESEARCH
------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX     Seeks to achieve a total return before expenses that ap-     AllianceBernstein L.P.
                          proximates the total return performance of the Russell
                          3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX        Seeks to achieve a total return before expenses that ap-     AXA Equitable Funds Management
                          proximates the total return performance of the Barclays         Group, LLC
                          Intermediate U.S. Government/Credit Index, including re-     SSgA Funds Management, Inc.
                          investment of dividends, at a risk level consistent with
                          that of the Barclays Intermediate U.S. Government/Credit
                          Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE Seeks to achieve long-term growth of capital.                Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX       Seeks to achieve a total return before expenses that ap-     AllianceBernstein L.P.
                          proximates the total return performance of the S&P 500
                          Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS     Seeks to achieve long-term growth of capital with an         AXA Equitable Funds Management
                          emphasis on risk-adjusted returns and managing volatility       Group, LLC
                          in the portfolio.                                            BlackRock Capital Management, Inc.
                                                                                       BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED Seeks to maximize income while maintaining prospects         AXA Equitable Funds Management
                          for capital appreciation with an emphasis on risk-adjusted      Group, LLC
                          returns and managing volatility in the portfolio.            BlackRock Investment Management, LLC
                                                                                       Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------



                                              CONTRACT FEATURES AND BENEFITS 19

--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON     Primarily seeks capital appreciation and secondarily seeks    AXA Equitable Funds Management
  ALLOCATION              income.                                                          Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND      Seeks to achieve capital appreciation.                        GAMCO Asset Management, Inc.
  ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY    Seeks to maximize capital appreciation.                       GAMCO Asset Management, Inc.
  VALUE
--------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS       Seeks to achieve capital growth and current income.           AXA Equitable Funds Management
                                                                                           Group, LLC
                                                                                        BlackRock Investment Management, LLC
                                                                                        First International Advisors, LLC
                                                                                        Wells Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR    Seeks to achieve long-term capital appreciation with an       AXA Equitable Funds Management
  EQUITY                  emphasis on risk-adjusted returns and managing volatility        Group, LLC
                          in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                        Morgan Stanley Investment
                                                                                           Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE           Seeks to achieve a total return before expenses that ap-      AXA Equitable Funds Management
  GOVERNMENT BOND/(2)/    proximates the total return performance of the Barclays          Group, LLC
                          Intermediate U.S. Government Bond Index, including re-        SSgA Funds Management, Inc.
                          investment of dividends, at a risk level consistent with
                          that of the Barclays Intermediate U.S. Government Bond
                          Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE     Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  PLUS                    emphasis on risk-adjusted returns and managing volatility        Group, LLC
                          in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                        Hirayama Investments, LLC
                                                                                        WHV Investment Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY   Seeks to achieve a total return (before expenses) that        AllianceBernstein L.P.
  INDEX                   approximates the total return performance of a composite
                          index comprised of 40% Dow Jones EURO STOXX 50
                          Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                          S&P/ASX 200 Index, including reinvestment of dividends,
                          at a risk level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE    Seeks to provide current income and long-term growth of       AXA Equitable Funds Management
  PLUS                    income, accompanied by growth of capital with an em-             Group, LLC
                          phasis on risk-adjusted returns and managing volatility in    BlackRock Investment Management, LLC
                          the portfolio.                                                Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE         Seeks to achieve long-term capital appreciation.              J.P. Morgan Investment Management Inc.
  OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS    Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
                          emphasis on risk-adjusted returns and managing volatility        Group, LLC
                          in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                        Institutional Capital LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX Seeks to achieve a total return before expenses that ap-      AllianceBernstein L.P.
                          proximates the total return performance of the Russell
                          1000 Growth Index, including reinvestment of dividends
                          at a risk level consistent with that of the Russell 1000
                          Growth Index.
--------------------------------------------------------------------------------------------------------------------------------



20  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS  Seeks to provide long-term capital growth with an em-        AXA Equitable Funds Management
                          phasis on risk-adjusted returns and managing volatility in      Group, LLC
                          the portfolio.                                               BlackRock Investment Management, LLC
                                                                                       Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX  Seeks to achieve a total return before expenses that ap-     SSgA Funds Management, Inc.
                          proximates the total return performance of the Russell
                          1000 Value Index, including reinvestment of dividends, at
                          a risk level consistent with that of the Russell 1000 Value
                          Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS   Seeks to achieve long-term growth of capital with an         AllianceBernstein L.P.
                          emphasis on risk-adjusted returns and managing volatility    AXA Equitable Funds Management
                          in the portfolio.                                               Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP  Seeks to achieve capital appreciation and growth of in-      Lord Abbett & Co. LLC
  CORE                    come with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL      Seeks to achieve capital appreciation.                       Massachusetts Financial Services
  GROWTH                                                                                  Company d/b/a MFS Investment
                                                                                          Management
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX          Seeks to achieve a total return before expenses that ap-     SSgA Funds Management, Inc.
                          proximates the total return performance of the S&P Mid
                          Cap 400 Index, including reinvestment of dividends, at a
                          risk level consistent with that of the S&P Mid Cap 400
                          Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS     Seeks to achieve long-term capital appreciation with an      AXA Equitable Funds Management
                          emphasis on risk-adjusted returns and managing volatility       Group, LLC
                          in the portfolio.                                            BlackRock Investment Management, LLC
                                                                                       Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET           Seeks to obtain a high level of current income, preserve     The Dreyfus Corporation
                          its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL      Seeks to achieve capital appreciation.                       Montag & Caldwell, LLC
  GROWTH
------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID     Seeks to achieve capital growth.                             Morgan Stanley Investment
  CAP GROWTH                                                                              Management Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP       Seeks to achieve capital appreciation, which may             AXA Equitable Funds Management
  EQUITY                  occasionally be short-term, with an emphasis on risk-           Group, LLC
                          adjusted returns and managing volatility in the portfolio.   BlackRock Investment Management, LLC
                                                                                       Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL     Seeks to achieve capital appreciation.                       OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND Seeks to generate a return in excess of traditional money    Pacific Investment Management
                          market products while maintaining an emphasis on                Company, LLC
                          preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS      Seeks to achieve high current income consistent with         AllianceBernstein L.P.
                          moderate risk to capital.                                    AXA Equitable Funds Management
                                                                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX    Seeks to replicate as closely as possible (before the de-    AllianceBernstein L.P.
                          duction of portfolio expenses) the total return of the Rus-
                          sell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH   Seeks to achieve long-term capital appreciation and sec-     T. Rowe Price Associates, Inc.
  STOCK                   ondarily, income.
------------------------------------------------------------------------------------------------------------------------------



                                              CONTRACT FEATURES AND BENEFITS 21

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IB SHARES                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY         Seeks to achieve long-term capital       AXA Equitable Funds Management
                                    growth with an em-phasis on                 Group, LLC
                                    risk-adjusted returns and managing       BlackRock Investment Management, LLC
                                    volatility in the portfolio.             Templeton Investment Counsel, LLC
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME           Seeks to achieve total return through    UBS Global Asset Management
                                    capital appreciation with income as a       (Americas) Inc.
                                    secondary consideration.
--------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK             Seeks to achieve capital growth and      Invesco Advisers, Inc.
                                    income.
--------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA               Seeks to achieve long-term capital       Wells Capital Management, Inc.
   GROWTH                           growth.
--------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) - SERIES II                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL           The fund's investment objective is       Invesco Advisers, Inc.
   ESTATE FUND                      total return through growth of capital   Invesco Asset Management Limited
                                    and current income.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND       The fund's investment objective is       Invesco Advisers, Inc.
                                    total return comprised of current
                                    income and capital appreciation.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL         The fund's investment objective is       Invesco Advisers, Inc.
   GROWTH FUND                      long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE          The fund's investment objective is       Invesco Advisers, Inc.
   EQUITY FUND                      long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is       Invesco Advisers, Inc.
   FUND                             long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCT (VIP) - SERVICE CLASS 2                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R)      Seeks long-term capital appreciation.    Fidelity Management & Research
   PORTFOLIO                                                                    Company (FMR)
--------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE
 INSURANCE TRUST - SERVICE SHARES                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP          Seeks long-term capital appreciation.    Goldman Sachs Asset Management, L.P.
   VALUE FUND
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY               To seek to provide capital growth and    Waddell & Reed Investment
                                    appreciation.                               Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME          To seek to provide total return through  Waddell & Reed Investment
                                    a combination of high current income        Management Company (WRIMCO)
                                    and capital appreciation.
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP              To seek to provide growth of capital.    Waddell & Reed Investment
   GROWTH                                                                       Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP            To seek to provide growth of capital.    Waddell & Reed Investment
   GROWTH                                                                       Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC. -
 SERVICE SHARES                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT                  Seeks long-term capital appreciation.    Lazard Asset Management LLC
   EMERGING MARKETS EQUITY
   PORTFOLIO
--------------------------------------------------------------------------------------------------------------------



22  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -
 SERVICE CLASS PORTFOLIO                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                     OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital           Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH   The fund's investment objective is to seek capital           Massachusetts Financial Services
  STOCK SERIES            appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital           Massachusetts Financial Services
  SERIES                  appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY         The fund's investment objective is to seek capital           Massachusetts Financial Services
  PORTFOLIO               appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total return.     Massachusetts Financial Services
                                                                                          Company
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST - S
 CLASS                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD   Seeks long-term capital appreciation by investing pri-    Van Eck Associates Corporation
  ASSETS FUND             marily in "hard asset" securities. Income is a secon-
                          dary consideration.
------------------------------------------------------------------------------------------------------------------------




(1)This is the portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The portfolio's former name was All Asset Allocation.
(2)This is the portfolio's new name, effective on or about May 1, 2012. The portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.


                                              CONTRACT FEATURES AND BENEFITS 23

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to any of the variable investment options. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the variable investment options they become part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. Some states require that we refund the full amount of your contribution (not including any investment gain or loss). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix II for any state variations.


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and


24  CONTRACT FEATURES AND BENEFITS
not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

When the Inherited IRA beneficiary continuation contract is owned by an IRA beneficiary

..   The Inherited IRA beneficiary continuation contract can be pur- chased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.


..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts (at least $5,000). See "How you can contribute to your contract" earlier in this section.


..   Any subsequent contribution must be at least $1,000 and must be a direct transfer of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy deter- mined in the calendar year after the deceased owner's death and determined on a term certain basis.

When the Inherited IRA beneficiary continuation contract is owned by a Non-spousal Applicable Plan beneficiary


..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts (at least $5,000). See "How you can contribute to your contract" earlier in this section.


..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term cer- tain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

Features of the Inherited IRA beneficiary continuation contract which apply to either type of owner

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

..   You may make transfers among the variable investment options.


..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses" later in this prospectus.


..   The following features mentioned in the prospectus are not available under the Inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the minimum death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply.


                                              CONTRACT FEATURES AND BENEFITS 25

2. Determining your contract's value


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.




    DETERMINING YOUR
26  CONTRACT'S VALUE

3. Transferring your money among variable investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options.

You must transfer at least $300 of account value or, if less, the entire amount in the variable investment option. We may waive this minimum transfer amount requirement.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the variable investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the variable investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, or by telephone using TOPS or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the variable investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer variable investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as variable investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity


                   TRANSFERRING YOUR MONEY AMONG VARIABLE INVESTMENT OPTIONS 27 under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing:

(a)the percentage you want invested in each variable investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 variable investment options.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

To be eligible, you must have at least $5,000 of account value in the variable investment options. We may waive this $5,000 requirement. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.


You may not elect the rebalancing program if you are participating in the dollar-cost averaging program.


28  TRANSFERRING YOUR MONEY AMONG VARIABLE INVESTMENT OPTIONS

4. Accessing your money


--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.




------------------------------------------------
                      METHOD OF WITHDRAWAL
                 -------------------------------
                                      MINIMUM
 CONTRACT        PARTIAL SYSTEMATIC DISTRIBUTION
------------------------------------------------
NQ                 Yes      Yes         No
------------------------------------------------
Traditional IRA    Yes      Yes         Yes
------------------------------------------------
Roth IRA           Yes      Yes         No
------------------------------------------------


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.


Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.


SYSTEMATIC WITHDRAWALS
(All contracts except inherited IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA contracts -- See "Tax information" later in this prospectus.)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.


                                                       ACCESSING YOUR MONEY  29

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) Express/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) Express/SM/ contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Express/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Express/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may also offer other payout options not outlined here. Your financial professional can provide details.

EQUI-VEST(R) Express/SM/ offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.


30  ACCESSING YOUR MONEY

ANNUITY PAYOUT OPTIONS

----------------------------------------------------------------
Fixed annuity payout options       Life annuity
                                   Life annuity with period
                                      certain
                                   Life annuity with refund
                                      certain
                                   Period certain annuity
----------------------------------------------------------------
Variable Immediate Annuity         Life annuity (not available
  payout options (as described in     in New York)
  a separate prospectus for this   Life annuity with period
  option)                             certain
----------------------------------------------------------------

..   Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

PARTIAL ANNUITIZATION


Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" in "Tax information -- Taxation of nonqualified annuities."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) Express/SM/ contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investments options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.


                                                       ACCESSING YOUR MONEY  31

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.




32  ACCESSING YOUR MONEY

5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your account value, we reduce the number of units credited to your contract:

..   on the last day of the contract year -- an annual administrative charge, if applicable

..   charge for third-party transfer or exchange


..   charges for certain optional special services


..   at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

..   at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks under the contract, including the death benefit. The daily charge is equivalent to an annual rate of 0.85%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% of net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge of $50 from your account value on the last business day of each contract year. The charge is deducted pro rata from the variable investment options. Also, we will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $100,000. If your account value on such date is $100,000 or more, we do not deduct the charge. See Appendix II for any state variations.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 ($65 maximum) for each direct transfer or exchange. Effective June 1, 2012, this charge will increase to $65. We will deduct this charge and any withdrawal charge that applies from your account value.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each con-


                                                       CHARGES AND EXPENSES  33
tribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

-----------------------------------------------------------
                            CONTRACT YEAR
-----------------------------------------------------------
                            1   2   3   4   5   6   7   8+
-----------------------------------------------------------
Percentage of contribution  7%  6%  5%  4%  3%  2%  1%  0%
-----------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH AND PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary,

                                     -or-

..   we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.


APPLICABLE ONLY TO CONTRACTS SOLD TO EMPLOYEES OF OCE BUSINESS SERVICES, INC. WHO QUALIFY FOR OCE BUSINESS SERVICES, INC. -- SUPPLEMENTAL INCENTIVE PLAN ("SIP")

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59 1/2.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


34  CHARGES AND EXPENSES

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.


                                                       CHARGES AND EXPENSES  35

6. Payment of death benefit


--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

DEATH BENEFIT


The death benefit is equal to the greater of (i) the account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply.


HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   the cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

..   the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an


36  PAYMENT OF DEATH BENEFIT
annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY.

The beneficiary must elect this feature by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a por- tion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the "inherited annuity," may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as


                                                   PAYMENT OF DEATH BENEFIT  37

"scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or sur- render other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.


38  PAYMENT OF DEATH BENEFIT

7. Tax information


--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.


TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES


Before making any subsequent contributions to an NQ contract, taxpayers with incomes over $250,000 should consider the 3.8% Medicare tax on investment income (including, for this purpose, income from NQ contracts) which will be effective after December 31, 2012.


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total


                                                            TAX INFORMATION  39
amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity pay-out and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy) or the joint lives of you and your beneficiary, (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate


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Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   "traditional IRAs," typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) Express/SM/ contract in both traditional IRA and Roth IRA versions. We also offer an Inherited IRA version for payment of post-death required minimum distributions for each).

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS approving the forms of the EQUI-VEST(R) Express/SM/ contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.


You can cancel any version of the EQUI-VEST(R) Express/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Express/SM/ Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) Express/SM/ traditional IRA contract by following the instructions in the "EQUI-VEST(R) Express/SM/ Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to


                                                            TAX INFORMATION  41


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all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,000 or 100% of ''earned income'' to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions." That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70 1/2 catch-up contributions.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) IS BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI FALLS WITHIN A PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you MAY NOT DEDUCT any of your regular contributions to your traditional IRAs.


Cost-of-living adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2012, AGI between $58,000 and $68,000, after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2012, AGI between $92,000 and $112,000, after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000 (for 2012, AGI between $173,000 and $183,000 after adjustment).

To determine the deductible amount of the contribution for 2012, for example, you determine AGI and subtract $58,000 if you are single, or $92,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


($10,000-excess AGI)  times the maximum  Equals the adjusted
 divided by $10,000     x     regular      =     deductible
                            contribution        contribution
                            for the year           limit

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590 for details.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70 1/2 "catch-up" contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA,


42  TAX INFORMATION
you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contri- bution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or


                                                            TAX INFORMATION  43

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. You should discuss this with your tax adviser.



REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your ''Required Beginning Date,'' which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary


44  TAX INFORMATION


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each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amount from your traditional IRA into his or her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his or her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.


                                                            TAX INFORMATION  45


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PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   to pay certain higher education expenses (special federal income tax definition; or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express/SM/ Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution you may be eligible to make additional catch-up contributions of up to $1,000.


With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost-of-living adjustment):

..   your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2012, $183,000 after adjustment); or,

..   your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2012, $125,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


..   your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2012, between $173,000 and $183,000 after adjustment); or

..   your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2012, between $110,000 and $125,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS?  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


46  TAX INFORMATION

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two- year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacter-izing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the


                                                            TAX INFORMATION  47
next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan that is not a traditional IRA.

To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the sec- ond IRA rather than as a result of a recharacterization of a contribution to the first IRA.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   "Qualified distributions" from Roth IRAs; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum dis- tribution payments after you die?", assuming death before the Required Beginning Date.


48  TAX INFORMATION

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not ''excess contributions.''

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   we might have to withhold and/or report on amounts we pay under a free look or cancellation.


..   we are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.



                                                            TAX INFORMATION  49

8. More information


--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account assets in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to limit the number of variable investment options which you may elect;

(4)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(6)to deregister Separate Account A under the Investment Company Act of 1940;

(7)to restrict or eliminate any voting rights as to Separate Account A; and

(8)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each of its portfolios.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


50  MORE INFORMATION

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP


                                                           MORE INFORMATION  51

Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your Contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a


52  MORE INFORMATION

Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


                                                           MORE INFORMATION  53

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------
                                               2008      2009    2010    2011
-------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                      --   $104.54 $118.88 $113.46
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --       3       7
-------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $ 95.01   $119.61 $133.76 $122.37
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             20        57      91     111
-------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $105.20   $114.27 $121.23 $122.17
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              4        17      31      40
-------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $101.40   $114.75 $123.78 $121.55
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              4        25      37      47
-------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $ 99.41   $115.04 $125.05 $120.72
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             27        97     167     199
-------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $101.21   $122.07 $134.67 $126.59
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             49       139     189     220
-------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-------------------------------------------------------------------------------
   Unit value                                      --        -- $106.11 $ 96.32
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       1
-------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-------------------------------------------------------------------------------
   Unit value                                      --        -- $103.20 $ 98.25
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       1
-------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-------------------------------------------------------------------------------
   Unit value                                      --        -- $104.95 $ 92.85
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --      --
-------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-------------------------------------------------------------------------------
   Unit value                                      --        -- $104.24 $ 86.54
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       1
-------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                                 $102.63   $137.72 $181.49 $178.33
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         3       5       7
-------------------------------------------------------------------------------



I-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------
                                               2008      2009    2010    2011
-------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------
   Unit value                                 $ 64.45   $ 81.74 $100.45 $ 89.83
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         3       3       3
-------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------
   Unit value                                 $119.80   $154.36 $171.41 $164.27
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              3        13      23      29
-------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------
   Unit value                                 $ 88.49   $ 97.62 $111.72 $110.05
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         5       6       6
-------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------
   Unit value                                 $ 55.31   $ 71.60 $ 79.68 $ 79.02
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         1       2       2
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------
   Unit value                                 $ 80.40   $104.53 $119.71 $123.14
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         1       3       4
-------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------
   Unit value                                 $ 58.73   $ 74.54 $ 85.42 $ 84.93
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              3         8      11      14
-------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------
   Unit value                                 $107.92   $109.60 $114.66 $118.84
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         8      12      15
-------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------
   Unit value                                 $ 63.74   $ 83.63 $ 92.44 $ 87.17
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              3         8      12      13
-------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------
   Unit value                                 $ 65.78   $ 81.88 $ 92.62 $ 92.99
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              4        21      28      33
-------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------
   Unit value                                 $103.58   $130.93 $149.25 $138.47
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              9        15      15      14
-------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------
   Unit value                                 $ 71.05   $ 91.72 $100.96 $ 99.93
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              4         7      10      10
-------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $ 66.88   $ 84.97 $ 92.77 $ 87.68
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              7        10      12      14
-------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------
   Unit value                                 $101.78   $117.40 $127.28 $127.58
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         3       5       5
-------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-2

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------
                                               2008      2009    2010    2011
-------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------
   Unit value                                 $101.83   $142.46 $186.88 $178.38
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              5        16      26      32
-------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------
   Unit value                                 $113.59   $114.55 $120.44 $124.36
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              5        13      25      31
-------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------
   Unit value                                 $172.09   $255.40 $281.53 $244.15
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              4         9      15      13
-------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------
   Unit value                                 $139.44   $134.77 $138.91 $144.67
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         5       8      11
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------
   Unit value                                 $ 85.34   $114.22 $123.38 $101.37
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              3        12      16      14
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------------
   Unit value                                 $ 76.08   $ 95.63 $ 99.51 $ 86.41
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              5        11      25      26
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
-------------------------------------------------------------------------------
   Unit value                                 $ 97.11   $125.09 $131.22 $108.80
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              3         8      13      12
-------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------
   Unit value                                 $ 75.72   $ 99.09 $110.07 $103.17
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         2       3       4
-------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------
   Unit value                                 $ 66.78   $ 83.55 $ 94.35 $ 89.36
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         1       1       1
-------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------
   Unit value                                 $ 49.94   $ 67.27 $ 77.14 $ 78.09
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         5       6       8
-------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------
   Unit value                                 $ 72.05   $ 96.10 $108.78 $103.64
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         2       4      14
-------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------
   Unit value                                 $ 44.81   $ 52.80 $ 59.86 $ 59.01
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         3       5      12
-------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------
   Unit value                                 $ 76.72   $ 91.38 $101.84 $ 95.61
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         4       5       6
-------------------------------------------------------------------------------



I-3 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------
                                               2008      2009    2010    2011
-------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------
   Unit value                                 $ 88.10   $109.37 $123.27 $111.54
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         4       9      10
-------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------------
   Unit value                                 $ 97.15   $131.86 $149.90 $132.37
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         5       8      10
-------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------
   Unit value                                 $ 70.02   $ 94.37 $117.36 $113.28
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              4        11      26      26
-------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------
   Unit value                                 $ 82.68   $111.09 $134.55 $120.52
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1        11      12      12
-------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------
   Unit value                                 $118.57   $117.26 $115.98 $114.71
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             21        36      30      29
-------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------
   Unit value                                 $ 92.42   $118.59 $126.92 $129.13
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         5       6       7
-------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                                 $ 84.46   $131.21 $171.68 $156.72
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              3        11      19      24
-------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------
   Unit value                                 $ 65.96   $ 81.62 $ 90.36 $ 85.39
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         2       2       2
-------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------
   Unit value                                 $ 68.02   $ 93.25 $106.23 $ 96.01
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         6      12      17
-------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------
   Unit value                                 $103.37   $110.41 $110.12 $108.70
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             11        36      53      56
-------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------
   Unit value                                 $129.19   $135.51 $142.39 $142.55
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         9      12      12
-------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------
   Unit value                                 $104.19   $129.97 $161.73 $153.56
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         9      11      12
-------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------
   Unit value                                 $ 65.85   $ 92.90 $106.94 $103.71
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         6      15      20
-------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-4

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                              ------------------------------
                                               2008      2009    2010    2011
-------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------
   Unit value                                 $63.62    $ 81.81 $ 87.38 $ 79.25
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             1          2       5       6
-------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------
   Unit value                                 $78.93    $103.39 $115.62 $111.12
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             1          2       2       2
-------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------
   Unit value                                 $72.00    $ 91.43 $104.19 $101.00
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             1          2       4       4
-------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-------------------------------------------------------------------------------
   Unit value                                 $70.54    $ 97.89 $113.55 $105.71
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             1         10      17      22
-------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                     --         -- $105.95 $101.87
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --       2      12
-------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------
   Unit value                                     --         --      -- $ 99.44
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --      --       2
-------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------
   Unit value                                     --         -- $110.68 $102.10
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --       1       4
-------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------
   Unit value                                     --         --      -- $ 95.14
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --      --       2
-------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------
   Unit value                                     --         --      -- $100.79
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --      --       2
-------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------
   Unit value                                     --         -- $104.33 $ 96.48
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --      --       2
-------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------
   Unit value                                     --         -- $108.65 $106.40
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --      --       2
-------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------------
   Unit value                                     --         -- $113.60 $102.16
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --      --       3
-------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------------------------
   Unit value                                     --         -- $106.31 $110.67
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         --       2      14
-------------------------------------------------------------------------------



I-5 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------
                                               2008      2009    2010    2011
-------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                                      --        --      -- $ 89.82
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       1
-------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                                      --        --      -- $ 99.61
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       1
-------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                      --        -- $113.49 $ 92.00
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --       3      15
-------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                      --        -- $106.04 $103.01
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --       2       6
-------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
-------------------------------------------------------------------------------
   Unit value                                      --        -- $118.99 $118.12
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       1
-------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------------
   Unit value                                      --        -- $101.94 $ 98.39
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       1
-------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                      --        -- $119.14 $119.07
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       2
-------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------------
   Unit value                                      --        -- $110.88 $116.80
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       4
-------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------
   Unit value                                 $ 48.81   $ 66.26 $ 77.08 $ 71.44
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         5       9       9
-------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------
   Unit value                                 $124.05   $132.88 $139.58 $146.06
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1        12      20      28
-------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
   Unit value                                 $ 99.55   $127.92 $135.31 $109.76
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         3       4       4
-------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------
   Unit value                                 $ 77.54   $101.62 $112.10 $102.72
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         1       1       1
-------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------
   Unit value                                 $ 92.18   $112.01 $125.35 $117.13
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         5       5       5
-------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-6

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------
                                               2008      2009    2010    2011
-------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                                 $ 68.35   $ 95.84 $120.27 $109.57
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         3       4       5
-------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------
   Unit value                                 $ 88.38   $126.19 $155.89 $133.62
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         3       6       6
-------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------
   Unit value                                 $ 95.26   $103.30 $108.93 $113.20
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         4      10      12
-------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------
   Unit value                                 $ 77.98   $103.76 $130.99 $109.24
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         2       3       3
-------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------
   Unit value                                 $116.15   $145.21 $178.81 $160.90
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --       1       2
-------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------
   Unit value                                 $ 65.68   $102.91 $119.80 $112.78
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         6       9      10
-------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $ 79.05   $ 94.05 $103.00 $ 99.00
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --         2       3       4
-------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $ 74.62   $ 90.93 $100.66 $ 95.67
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2        10      11      13
-------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $ 71.74   $ 89.09 $ 99.33 $ 93.67
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              2         8      10      11
-------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                 $ 68.68   $ 86.79 $ 97.24 $ 90.85
-------------------------------------------------------------------------------
   Number of units outstanding (000's)              1         4       7       8
-------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------------
   Unit value                                      --        --      -- $ 83.07
-------------------------------------------------------------------------------
   Number of units outstanding (000's)             --        --      --       3
-------------------------------------------------------------------------------



I-7 APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EXPRESS/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------

CALIFORNIA  See "Contract features and          If you reside in the state of
            benefits"--"Your right to can-cel   California and you are age 60 or
            within a certain number of days"    older at the time the contract is
                                                issued, you may return your
                                                variable annuity contract within
                                                30 days from the date that you
                                                receive it and receive a refund as
                                                described below.

                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market option, the amount
                                                of your refund will be equal to
                                                your contribution less interest,
                                                unless you make a transfer, in
                                                which case the amount of your
                                                refund will be equal to your
                                                account value on the date we
                                                receive your request to cancel at
                                                our processing office. This amount
                                                could be less than your initial
                                                contribution. If you allocate any
                                                portion of your initial
                                                contribution to variable
                                                invest-ment options other than the
                                                EQ/Money Market option, your
                                                refund will be equal to your
                                                account value on the date we
                                                receive your request to cancel at
                                                our processing office.
-----------------------------------------------------------------------------------

FLORIDA     See "Your right to cancel within a  If you reside in the state of
            certain number of days" in          Florida and you are age 65 or
            "Contract features and benefits"    older at the time the contract is
                                                issued, you may cancel your
                                                variable annuity contract and
                                                return it to us within 21 days
                                                from the date that you receive it.
                                                You will receive an unconditional
                                                refund equal to the cash surrender
                                                value provided in the annuity
                                                contract, plus any fees or charges
                                                deducted from the contributions or
                                                imposed under the contract.

                                                If you reside in the state of
                                                Florida and you are age 64 or
                                                younger at the time the contract
                                                is issued, you may cancel your
                                                variable annuity contract and
                                                return it to us within 14 days
                                                from the date that you receive it.
                                                You will receive an unconditional
                                                refund equal to your
                                                contributions, including any
                                                contract fees or charges.

            See "Withdrawal charge" in          If you are age 65 or older at the
            "Charges and expenses"              time your contract is is-sued, the
                                                applicable withdrawal charge will
                                                not exceed 10% of the amount
                                                withdrawn. In addition, no charge
                                                will apply after the end of the
                                                10th contract year or 10 years
                                                after a contribution is made,
                                                whichever is later.
-----------------------------------------------------------------------------------


                           APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR
                                VARIATIONS OF CERTAIN FEATURES AND BENEFITS II-1

------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------

ILLINOIS     Notice to all Illinois contract     Illinois law provides that a
             owners                              spouse in a civil union and a
                                                 spouse in a marriage are to be
                                                 treated identically. For pur-poses
                                                 of your contract, when we use the
                                                 term "married", we include
                                                 "parties to a civil union" and
                                                 when we use the word "spouse" we
                                                 include "parties to a civil
                                                 union". While civil union spouses
                                                 are afforded the same rights as
                                                 married spouses under Illinois
                                                 law, tax-related advantages such
                                                 as spousal continuation are
                                                 derived from federal tax law.
                                                 Illi-nois' Civil Union Law does
                                                 not and cannot alter federal law.
                                                 The federal Defense of Marriage
                                                 Act excludes civil unions and
                                                 civil union partners from the
                                                 meaning of the word "marriage" or
                                                 "spouse" in all federal laws.
                                                 Therefore, a civil union spouse
                                                 does not qualify for the same tax
                                                 advan-tages provided to a married
                                                 spouse under federal law,
                                                 in-cluding the tax benefits
                                                 afforded to the surviving spouse
                                                 of an owner of an annuity contract
                                                 or any rights under speci-fied
                                                 tax-favored savings or retirement
                                                 plans or arrange-ments.

             See "Selecting an annuity payout    You can choose the date annuity
             option" in the "Your annuity        payments are to begin, but it may
             payout options" section under       not be earlier than twelve months
             "Accessing your money"              from the EQUI-VEST(R) Express/SM/
                                                 contract date.
------------------------------------------------------------------------------------

NEW YORK     See "Accessing your                 Maturity date: For contracts
             money"--"Selecting an annuity       issued in New York, the ma-turity
             pay-out option"                     date is: (i)The contract date
                                                 anniversary that follows the
                                                 annuitant's 90th birthday if the
                                                 annuitant was not older than age
                                                 80 when the contract was issued;
                                                 and (ii)The con-tract date
                                                 anniversary that is 10 years after
                                                 the date the contract was issued
                                                 if the annuitant was attained age
                                                 81 through 85 when the contract
                                                 was issued.

             See "Charges and expenses --        The charge for contracts issued in
             Annual administrative charge"       New York is $30.
------------------------------------------------------------------------------------
PUERTO RICO  Beneficiary continuation option     Not Available
             (IRA)

             IRA contracts                       Available for rollovers from U.S.
                                                 source 401(a) plans only.

             Inherited IRA                       Not Available

             Tax information -- Special rules    Income from NQ contracts we issue
             for NQ contracts                    is U.S. source. A Puerto Rico
                                                 resident is subject to U.S.
                                                 taxation on such U.S. source
                                                 income. Only Puerto Rico source
                                                 income of Puerto Rico resi-dents
                                                 is excludable from U.S. taxation.
                                                 Income from NQ con-tracts is also
                                                 subject to Puerto Rico tax. The
                                                 calculation of the taxable portion
                                                 of amounts distributed from a con-
                                                 tract may differ in the two
                                                 jurisdictions. Therefore, you
                                                 might have to file both U.S. and
                                                 Puerto Rico tax returns, showing
                                                 different amounts of income from
                                                 the contract for each tax return.
                                                 Puerto Rico generally provides a
                                                 credit against Puerto Rico tax for
                                                 U.S. tax paid. Depending on your
                                                 personal situation and the timing
                                                 of the different tax liabilities,
                                                 you may not be able to take full
                                                 advantage of this credit.
------------------------------------------------------------------------------------



     APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR
II-2 VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix III: Hypothetical Illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND DEATH


The following tables illustrate the changes in account value, cash value and the values of the death benefit under certain hypothetical circumstances for an EQUI-VEST(R) Express/SM/ contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.21)%, 3.79% for the EQUI-VEST(R) Express/SM/ contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.55%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.30% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables. Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.



                                  APPENDIX III: HYPOTHETICAL ILLUSTRATIONS III-1

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) EXPRESS/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   RETURN OF PREMIUM GUARANTEED MINIMUM DEATH BENEFIT


-------------------------------------------------------------------------------------------------
                                             RETURN OF PREMIUM
     CONTRACT                                GUARANTEED MINIMUM DEATH GREATER OF ACCOUNT VALUE OR
AGE    YEAR    ACCOUNT VALUE    CASH VALUE       BENEFIT              THE DEATH BENEFIT
-------------------------------------------------------------------------------------------------
                0%      6%      0%     6%      0%           6%          0%            6%
-------------------------------------------------------------------------------------------------

60       1    100,000 100,000 93,700  93,700 100,000      100,000     100,000       100,000

61       2     97,740 103,790 91,583  97,251 100,000      100,000     100,000       103,790

62       3     95,530 107,724 90,372 101,907 100,000      100,000     100,000       107,724

63       4     93,369 111,806 89,167 106,806 100,000      100,000     100,000       111,806

64       5     91,255 116,044 87,970 112,044 100,000      100,000     100,000       116,044

65       6     89,189 120,442 86,781 117,442 100,000      100,000     100,000       120,442

66       7     87,167 125,007 85,599 123,007 100,000      100,000     100,000       125,007

67       8     85,191 129,744 84,424 128,744 100,000      100,000     100,000       129,744

68       9     83,258 134,662 83,258 134,662 100,000      100,000     100,000       134,662

69      10     81,368 139,765 81,368 139,765 100,000      100,000     100,000       139,765

74      15     72,527 168,336 72,527 168,336 100,000      100,000     100,000       168,336

79      20     64,620 202,747 64,620 202,747 100,000      100,000     100,000       202,747

84      25     57,549 244,192 57,549 244,192 100,000      100,000     100,000       244,192

89      30     51,225 294,110 51,225 294,110 100,000      100,000     100,000       294,110

94      35     45,571 354,232 45,571 354,232 100,000      100,000     100,000       354,232

95      36     44,513 367,657 44,513 367,657 100,000      100,000     100,000       367,657
-------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


III-3 APPENDIX III: HYPOTHETICAL ILLUSTRATIONS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE

Who is AXA Equitable?                                                       2

Calculation of annuity payments                                             2

Custodian and independent registered public accounting firm                 2

Distribution of the contracts                                               2

Calculating unit values                                                     2

Financial statements                                                        3

HOW TO OBTAIN AN EQUI-VEST(R) EXPRESS/SM/ (SERIES 701) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R) Express/SM/
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


-------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Express/SM/ (Series 701) Statement of
Additional Information dated May 1, 2012. (variable deferred annuity)
-------------------------------------------------------------------------------
Name
-------------------------------------------------------------------------------
Address
-------------------------------------------------------------------------------
City                                                                State  Zip



                                                                         235415

EQUI-VEST(R) Express/SM/ (Series 701)  AXA EQUITABLE LIFE INSURANCE COMPANY
                                       1290 AVENUE OF THE AMERICAS
A variable deferred annuity contract   NEW YORK, NEW YORK 10104

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

----------------------------------------------------------------------------



This Statement of Addititonal Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Express/SM/ (Series 701) dated May 1, 2012. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS
        Who is AXA Equitable?                                        2
        Calculation of annuity payments                              2
        Custodian and independent registered public accounting firm  2
        Distribution of the contracts                                2
        Calculating unit values                                      2
        Financial statements                                         3

EQUI-VEST(R) is a registered service mark and Express/SM/ is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104

  Copyright 2012 AXA Equitable Life Insurance Company -- All rights reserved

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         235415

                                                          EV Express Series 701

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) Express/SM/ may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) Express/SM/ contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Express/SM/ contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2012, the annuity payment due in December 2012 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2011, 2010 and 2009. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $529,410,549 in 2011, $576,147,169 in 2010 and $557,277,070 in 2009. Of these amounts, for each of these three years, AXA Advisors retained $268,084,019, $364,376,758 and $306,063,542, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Express/SM/ may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011............  FSA-3
   Statements of Operations for the Year Ended December 31, 2011...... FSA-49
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and 2010....................................... FSA-66
   Notes to Financial Statements...................................... FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009................................... F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009...................................................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................ F-7
   Notes to Consolidated Financial Statements........................... F-9

                                  FSA-1  e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                AMERICAN CENTURY
                                                     ALL ASSET  VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
Receivable for The Trusts shares sold..............          --            --               --        1,215              --
Receivable for policy-related transactions.........      21,299         5,784          187,326           --          92,041
                                                    -----------    ----------     ------------  -----------    ------------
   Total assets....................................  25,320,186     1,674,663      357,208,504   34,135,448     116,117,363
                                                    -----------    ----------     ------------  -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............      21,299         5,784          187,326           --          92,041
Payable for policy-related transactions............          --            --               --        1,215              --
                                                    -----------    ----------     ------------  -----------    ------------
   Total liabilities...............................      21,299         5,784          187,326        1,215          92,041
                                                    -----------    ----------     ------------  -----------    ------------
NET ASSETS......................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

NET ASSETS:
Accumulation Units................................. $25,298,319    $1,668,433     $357,014,319  $34,129,002    $116,023,025
Contracts in payout (annuitization) period.........          --            --               --           --              --
Retained by AXA Equitable in Separate Account A....         568           446            6,859        5,231           2,297
                                                    -----------    ----------     ------------  -----------    ------------
TOTAL NET ASSETS................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

Investments in shares of The Trusts, at cost....... $26,872,077    $1,679,899     $373,414,728  $34,925,609    $120,133,133
The Trusts shares held
   Class A.........................................          --            --               --       46,671              --
   Class B.........................................   1,475,377            --       40,110,453    2,881,210      12,353,230
   Class II........................................          --       123,621               --           --              --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $5,952,575
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       115,018
                                                       ----------
   Total assets....................................     6,067,593
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       115,018
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       115,018
                                                       ----------
NET ASSETS.........................................    $5,952,575
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $5,950,970
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....         1,605
                                                       ----------
TOTAL NET ASSETS...................................    $5,952,575
                                                       ==========

Investments in shares of The Trusts, at cost.......    $6,063,704
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       517,664
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH  AXA MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*  STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $2,769,194      $160,113,107    $1,176,538 $1,531,985,819
Receivable for The Trusts shares sold..............            98                --            37             --
Receivable for policy-related transactions.........            --           122,735            --      1,068,083
                                                       ----------      ------------    ---------- --------------
   Total assets....................................     2,769,292       160,235,842     1,176,575  1,533,053,902
                                                       ----------      ------------    ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --           122,735            --        936,967
Payable for policy-related transactions............            98                --             1             --
                                                       ----------      ------------    ---------- --------------
   Total liabilities...............................            98           122,735             1        936,967
                                                       ----------      ------------    ---------- --------------
NET ASSETS.........................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

NET ASSETS:
Accumulation Units.................................    $2,768,377      $160,091,394    $1,176,574 $1,524,967,075
Contracts in payout (annuitization) period.........            --                --            --      6,855,555
Retained by AXA Equitable in Separate Account A....           817            21,713            --        294,305
                                                       ----------      ------------    ---------- --------------
TOTAL NET ASSETS...................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

Investments in shares of The Trusts, at cost.......    $2,797,525      $164,970,391    $1,163,873 $1,748,281,552
The Trusts shares held
   Class A.........................................            --                --        96,907    100,786,226
   Class B.........................................       251,914        17,447,176            --     20,900,197

                                                    AXA MODERATE-PLUS AXA TACTICAL
                                                       ALLOCATION*    MANAGER 2000*
                                                    ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $807,741,526     $1,291,457
Receivable for The Trusts shares sold..............             --             --
Receivable for policy-related transactions.........        152,874         15,877
                                                      ------------     ----------
   Total assets....................................    807,894,400      1,307,334
                                                      ------------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............        152,874         15,877
Payable for policy-related transactions............             --             --
                                                      ------------     ----------
   Total liabilities...............................        152,874         15,877
                                                      ------------     ----------
NET ASSETS.........................................   $807,741,526     $1,291,457
                                                      ============     ==========

NET ASSETS:
Accumulation Units.................................   $807,707,898     $1,291,239
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         33,628            218
                                                      ------------     ----------
TOTAL NET ASSETS...................................   $807,741,526     $1,291,457
                                                      ============     ==========

Investments in shares of The Trusts, at cost.......   $856,046,501     $1,388,399
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     85,635,886         97,215

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               AXA TACTICAL                       EQ/AXA FRANKLIN
                                                    AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                    MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*        CORE*
                                                    ------------ ------------ -------------- -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,592,201   $3,721,122    $3,102,163       $290,309,414       $13,851,222
Receivable for The Trusts shares sold..............          --           --            --            117,387                --
Receivable for policy-related transactions.........      18,022       25,026        34,483                 --             1,226
                                                     ----------   ----------    ----------       ------------       -----------
   Total assets....................................   2,610,223    3,746,148     3,136,646        290,426,801        13,852,448
                                                     ----------   ----------    ----------       ------------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............      18,022       25,026        34,483                 --             1,226
Payable for policy-related transactions............          --           --            --            116,874                --
                                                     ----------   ----------    ----------       ------------       -----------
   Total liabilities...............................      18,022       25,026        34,483            116,874             1,226
                                                     ----------   ----------    ----------       ------------       -----------
NET ASSETS.........................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

NET ASSETS:
Accumulation Units.................................  $2,591,907   $3,720,749    $3,101,715       $288,454,449       $13,850,526
Contracts in payout (annuitization) period.........          --           --            --          1,855,478                --
Retained by AXA Equitable in Separate Account A....         294          373           448                 --               696
                                                     ----------   ----------    ----------       ------------       -----------
TOTAL NET ASSETS...................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

Investments in shares of The Trusts, at cost.......  $2,915,803   $3,917,278    $3,607,516       $263,583,697       $13,922,245
The Trusts shares held
   Class A.........................................          --           --            --         16,008,350                --
   Class B.........................................     188,951      287,941       297,621          2,607,722         1,500,151

                                                       EQ/BLACKROCK
                                                    BASIC VALUE EQUITY*
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $402,741,443
Receivable for The Trusts shares sold..............              --
Receivable for policy-related transactions.........          43,011
                                                       ------------
   Total assets....................................     402,784,454
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased............          43,011
Payable for policy-related transactions............              --
                                                       ------------
   Total liabilities...............................          43,011
                                                       ------------
NET ASSETS.........................................    $402,741,443
                                                       ============

NET ASSETS:
Accumulation Units.................................    $402,728,380
Contracts in payout (annuitization) period.........              --
Retained by AXA Equitable in Separate Account A....          13,063
                                                       ------------
TOTAL NET ASSETS...................................    $402,741,443
                                                       ============

Investments in shares of The Trusts, at cost.......    $398,100,109
The Trusts shares held
   Class A.........................................              --
   Class B.........................................      30,781,535

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                    ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND
                                                        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*         INDEX*
                                                    --------------- ------------ ------------ --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $55,552,253   $23,708,047  $155,682,107 $1,929,617,284  $122,836,713
Receivable for The Trusts shares sold..............            --            --            --        695,371        44,430
Receivable for policy-related transactions.........        33,739        11,325       115,029             --            --
                                                      -----------   -----------  ------------ --------------  ------------
   Total assets....................................    55,585,992    23,719,372   155,797,136  1,930,312,655   122,881,143
                                                      -----------   -----------  ------------ --------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............        33,739        11,325       115,029             --            --
Payable for policy-related transactions............            --            --            --        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
   Total liabilities...............................        33,739        11,325       115,029        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
NET ASSETS.........................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

NET ASSETS:
Accumulation Units.................................   $55,549,639   $23,548,775  $155,655,639 $1,917,235,056  $122,833,106
Contracts in payout (annuitization) period.........            --            --            --     12,528,498            --
Retained by AXA Equitable in Separate Account A....         2,614       159,272        26,468             --         3,607
                                                      -----------   -----------  ------------ --------------  ------------
TOTAL NET ASSETS...................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

Investments in shares of The Trusts, at cost.......   $49,973,648   $23,113,653  $154,906,276 $2,153,843,226  $120,867,031
The Trusts shares held
   Class A.........................................            --            --            --    115,423,256            --
   Class B.........................................    10,797,155     3,300,029    12,409,202      5,697,773    12,285,335

                                                    EQ/DAVIS NEW YORK
                                                        VENTURE*
                                                    -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $25,523,724
Receivable for The Trusts shares sold..............             --
Receivable for policy-related transactions.........          7,078
                                                       -----------
   Total assets....................................     25,530,802
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased............          7,078
Payable for policy-related transactions............             --
                                                       -----------
   Total liabilities...............................          7,078
                                                       -----------
NET ASSETS.........................................    $25,523,724
                                                       ===========

NET ASSETS:
Accumulation Units.................................    $25,523,126
Contracts in payout (annuitization) period.........             --
Retained by AXA Equitable in Separate Account A....            598
                                                       -----------
TOTAL NET ASSETS...................................    $25,523,724
                                                       ===========

Investments in shares of The Trusts, at cost.......    $24,479,845
The Trusts shares held
   Class A.........................................             --
   Class B.........................................      2,758,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                           EQ/FRANKLIN
                                                                         EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                    EQ/EQUITY 500 INDEX*      PLUS*          BALANCED*     ALLOCATION*
                                                    -------------------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $763,471,535       $311,115,187     $70,829,135    $46,430,787
Receivable for The Trusts shares sold..............          226,980            139,524              --             --
Receivable for policy-related transactions.........               --                 --          47,708         35,207
                                                        ------------       ------------     -----------    -----------
   Total assets....................................      763,698,515        311,254,711      70,876,843     46,465,994
                                                        ------------       ------------     -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............               --                 --          47,708         35,207
Payable for policy-related transactions............          226,980            139,524              --             --
                                                        ------------       ------------     -----------    -----------
   Total liabilities...............................          226,980            139,524          47,708         35,207
                                                        ------------       ------------     -----------    -----------
NET ASSETS.........................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

NET ASSETS:
Accumulation Units.................................     $760,139,027       $311,114,257     $70,811,521    $46,423,961
Contracts in payout (annuitization) period.........        3,243,430                 --              --             --
Retained by AXA Equitable in Separate Account A....           89,078                930          17,614          6,826
                                                        ------------       ------------     -----------    -----------
TOTAL NET ASSETS...................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

Investments in shares of The Trusts, at cost.......     $743,190,906       $298,162,721     $66,070,925    $44,882,802
The Trusts shares held
   Class A.........................................       30,526,143                 --              --             --
   Class B.........................................        4,326,618         22,259,431       8,563,920      6,361,442

                                                    EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                    AND ACQUISITIONS* COMPANY VALUE*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,833,238     $367,991,904
Receivable for The Trusts shares sold..............             --               --
Receivable for policy-related transactions.........         17,578          100,271
                                                       -----------     ------------
   Total assets....................................     19,850,816      368,092,175
                                                       -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............         17,578          100,271
Payable for policy-related transactions............             --               --
                                                       -----------     ------------
   Total liabilities...............................         17,578          100,271
                                                       -----------     ------------
NET ASSETS.........................................    $19,833,238     $367,991,904
                                                       ===========     ============

NET ASSETS:
Accumulation Units.................................    $19,825,823     $367,987,594
Contracts in payout (annuitization) period.........             --               --
Retained by AXA Equitable in Separate Account A....          7,415            4,310
                                                       -----------     ------------
TOTAL NET ASSETS...................................    $19,833,238     $367,991,904
                                                       ===========     ============

Investments in shares of The Trusts, at cost.......    $19,752,471     $320,833,651
The Trusts shares held
   Class A.........................................             --               --
   Class B.........................................      1,632,482        9,873,595

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                    EQ/INTERMEDIATE
                                                    EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND EQ/INTERNATIONAL
                                                        PLUS*       SECTOR EQUITY*      INDEX*         CORE PLUS*
                                                    -------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $83,626,451     $354,931,657     $95,728,711     $119,909,810
Receivable for The Trusts shares sold..............           --               --         190,889          163,754
Receivable for policy-related transactions.........       56,154          314,088              --               --
                                                     -----------     ------------     -----------     ------------
   Total assets....................................   83,682,605      355,245,745      95,919,600      120,073,564
                                                     -----------     ------------     -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............       56,154          314,088              --               --
Payable for policy-related transactions............           --               --         190,709          163,754
                                                     -----------     ------------     -----------     ------------
   Total liabilities...............................       56,154          314,088         190,709          163,754
                                                     -----------     ------------     -----------     ------------
NET ASSETS.........................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

NET ASSETS:
Accumulation Units.................................  $83,622,083     $354,891,433     $95,267,706     $119,908,970
Contracts in payout (annuitization) period.........           --               --         459,053               --
Retained by AXA Equitable in Separate Account A....        4,368           40,224           2,132              840
                                                     -----------     ------------     -----------     ------------
TOTAL NET ASSETS...................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

Investments in shares of The Trusts, at cost.......  $83,074,571     $346,518,358     $92,571,821     $131,390,040
The Trusts shares held
   Class A.........................................           --               --       6,897,970               --
   Class B.........................................    8,353,920       33,131,438       2,355,331       15,518,944

                                                    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $394,517,057     $198,049,095
Receivable for The Trusts shares sold..............        412,960               --
Receivable for policy-related transactions.........             --          346,154
                                                      ------------     ------------
   Total assets....................................    394,930,017      198,395,249
                                                      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --          346,154
Payable for policy-related transactions............        412,960               --
                                                      ------------     ------------
   Total liabilities...............................        412,960          346,154
                                                      ------------     ------------
NET ASSETS.........................................   $394,517,057     $198,049,095
                                                      ============     ============

NET ASSETS:
Accumulation Units.................................   $393,042,322     $198,046,731
Contracts in payout (annuitization) period.........      1,451,656               --
Retained by AXA Equitable in Separate Account A....         23,079            2,364
                                                      ------------     ------------
TOTAL NET ASSETS...................................   $394,517,057     $198,049,095
                                                      ============     ============

Investments in shares of The Trusts, at cost.......   $527,338,505     $234,176,415
The Trusts shares held
   Class A.........................................     47,972,045               --
   Class B.........................................      6,187,666       20,676,146

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                     OPPORTUNITIES*         PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                    ----------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $43,267,054       $13,804,561    $118,558,488  $225,298,682
Receivable for The Trusts shares sold..............         44,591                --          14,827        26,482
Receivable for policy-related transactions.........             --             5,359              --            --
                                                       -----------       -----------    ------------  ------------
   Total assets....................................     43,311,645        13,809,920     118,573,315   225,325,164
                                                       -----------       -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             5,359              --            --
Payable for policy-related transactions............         44,591                --          14,827        26,482
                                                       -----------       -----------    ------------  ------------
   Total liabilities...............................         44,591             5,359          14,827        26,482
                                                       -----------       -----------    ------------  ------------
NET ASSETS.........................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

NET ASSETS:
Accumulation Units.................................    $43,245,202       $13,764,190    $118,552,669  $225,270,708
Contracts in payout (annuitization) period.........             --                --              --            --
Retained by AXA Equitable in Separate Account A....         21,852            40,371           5,819        27,974
                                                       -----------       -----------    ------------  ------------
TOTAL NET ASSETS...................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

Investments in shares of The Trusts, at cost.......    $42,909,931       $14,046,290    $103,239,848  $207,669,803
The Trusts shares held
   Class A.........................................             --                --              --            --
   Class B.........................................      4,715,970         2,091,769      13,665,785    14,115,096

                                                    EQ/LARGE CAP VALUE EQ/LARGE CAP VALUE
                                                          INDEX*             PLUS*
                                                    ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $35,598,590        $692,404,466
Receivable for The Trusts shares sold..............             --             336,633
Receivable for policy-related transactions.........         64,203                  --
                                                       -----------        ------------
   Total assets....................................     35,662,793         692,741,099
                                                       -----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............         64,203                  --
Payable for policy-related transactions............             --             336,633
                                                       -----------        ------------
   Total liabilities...............................         64,203             336,633
                                                       -----------        ------------
NET ASSETS.........................................    $35,598,590        $692,404,466
                                                       ===========        ============

NET ASSETS:
Accumulation Units.................................    $35,596,092        $688,921,587
Contracts in payout (annuitization) period.........             --           3,354,554
Retained by AXA Equitable in Separate Account A....          2,498             128,325
                                                       -----------        ------------
TOTAL NET ASSETS...................................    $35,598,590        $692,404,466
                                                       ===========        ============

Investments in shares of The Trusts, at cost.......    $33,317,043        $837,254,113
The Trusts shares held
   Class A.........................................             --          63,929,035
   Class B.........................................      6,906,484           8,581,780

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       EQ/MFS
                                                    EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                                    LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                    --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $39,758,342    $63,075,363    $302,529,330      $400,010,383
Receivable for The Trusts shares sold..............        87,854             --              --            16,958
Receivable for policy-related transactions.........            --         73,120         124,645                --
                                                      -----------    -----------    ------------      ------------
   Total assets....................................    39,846,196     63,148,483     302,653,975       400,027,341
                                                      -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --         73,120         124,645                --
Payable for policy-related transactions............        87,854             --              --            16,958
                                                      -----------    -----------    ------------      ------------
   Total liabilities...............................        87,854         73,120         124,645            16,958
                                                      -----------    -----------    ------------      ------------
NET ASSETS.........................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

NET ASSETS:
Accumulation Units.................................   $39,757,097    $63,068,485    $302,527,503      $399,994,172
Contracts in payout (annuitization) period.........            --             --              --                --
Retained by AXA Equitable in Separate Account A....         1,245          6,878           1,827            16,211
                                                      -----------    -----------    ------------      ------------
TOTAL NET ASSETS...................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

Investments in shares of The Trusts, at cost.......   $40,613,561    $67,252,203    $277,731,445      $376,673,238
The Trusts shares held
   Class A.........................................            --             --              --                --
   Class B.........................................     3,619,702     11,286,599      37,573,912        44,798,171

                                                                       EQ/MONTAG &
                                                    EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $105,668,679     $37,351,640
Receivable for The Trusts shares sold..............         72,270              --
Receivable for policy-related transactions.........             --          14,746
                                                      ------------     -----------
   Total assets....................................    105,740,949      37,366,386
                                                      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          14,736
Payable for policy-related transactions............         72,272              --
                                                      ------------     -----------
   Total liabilities...............................         72,272          14,736
                                                      ------------     -----------
NET ASSETS.........................................   $105,668,677     $37,351,650
                                                      ============     ===========

NET ASSETS:
Accumulation Units.................................   $104,855,542     $37,351,650
Contracts in payout (annuitization) period.........        657,753              --
Retained by AXA Equitable in Separate Account A....        155,382              --
                                                      ------------     -----------
TOTAL NET ASSETS...................................   $105,668,677     $37,351,650
                                                      ============     ===========

Investments in shares of The Trusts, at cost.......   $105,696,502     $33,613,014
The Trusts shares held
   Class A.........................................     67,597,686              --
   Class B.........................................     38,037,057       5,961,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/MORGAN STANLEY EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*    CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                    ----------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $187,786,715      $25,982,775    $49,427,605    $123,998,060
Receivable for The Trusts shares sold..............        252,616           17,223             --         101,951
Receivable for policy-related transactions.........             --               --         59,716              --
                                                      ------------      -----------    -----------    ------------
   Total assets....................................    188,039,331       25,999,998     49,487,321     124,100,011
                                                      ------------      -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --               --         59,716              --
Payable for policy-related transactions............        252,616           17,223             --         101,951
                                                      ------------      -----------    -----------    ------------
   Total liabilities...............................        252,616           17,223         59,716         101,951
                                                      ------------      -----------    -----------    ------------
NET ASSETS.........................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

NET ASSETS:
Accumulation Units.................................   $187,783,285      $25,979,343    $49,426,948    $123,990,332
Contracts in payout (annuitization) period.........             --               --             --              --
Retained by AXA Equitable in Separate Account A....          3,430            3,432            657           7,728
                                                      ------------      -----------    -----------    ------------
TOTAL NET ASSETS...................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

Investments in shares of The Trusts, at cost.......   $206,269,513      $23,984,180    $52,187,212    $124,953,307
The Trusts shares held
   Class A.........................................             --               --             --          16,494
   Class B.........................................     12,910,378        3,120,156      5,165,547      12,527,037

                                                    EQ/QUALITY BOND EQ/SMALL COMPANY
                                                         PLUS*           INDEX*
                                                    --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $137,747,035     $176,092,893
Receivable for The Trusts shares sold..............       274,827               --
Receivable for policy-related transactions.........            --          317,220
                                                     ------------     ------------
   Total assets....................................   138,021,862      176,410,113
                                                     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --          317,220
Payable for policy-related transactions............       418,680               --
                                                     ------------     ------------
   Total liabilities...............................       418,680          317,220
                                                     ------------     ------------
NET ASSETS.........................................  $137,603,182     $176,092,893
                                                     ============     ============

NET ASSETS:
Accumulation Units.................................  $136,929,067     $175,975,391
Contracts in payout (annuitization) period.........       627,504               --
Retained by AXA Equitable in Separate Account A....        46,611          117,502
                                                     ------------     ------------
TOTAL NET ASSETS...................................  $137,603,182     $176,092,893
                                                     ============     ============

Investments in shares of The Trusts, at cost.......  $151,868,212     $165,503,409
The Trusts shares held
   Class A.........................................    12,613,243               --
   Class B.........................................     3,718,833       19,405,510

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                    ---------------- -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
Receivable for The Trusts shares sold..............             --             --          28,397             --            --
Receivable for policy-related transactions.........        283,949         36,344              --         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
   Total assets....................................    150,181,301     29,400,669      18,923,439     22,891,501    96,454,993
                                                      ------------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        283,949         36,344              --         16,895       111,630
Payable for policy-related transactions............             --             --          28,397             --            --
                                                      ------------    -----------     -----------    -----------   -----------
   Total liabilities...............................        283,949         36,344          28,397         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
NET ASSETS.........................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation Units.................................   $149,893,531    $29,357,806     $18,894,220    $22,874,007   $96,316,399
Contracts in payout (annuitization) period.........             --             --              --             --            --
Retained by AXA Equitable in Separate Account A....          3,821          6,519             822            599        26,964
                                                      ------------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS...................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

Investments in shares of The Trusts, at cost.......   $133,515,187    $29,714,421     $17,104,331    $20,531,887   $98,619,194
The Trusts shares held
   Class B.........................................      7,431,390      3,783,054       3,293,855      2,478,843    10,162,439
   Service Class 2.................................             --             --              --             --            --

                                                    FIDELITY(R) VIP
                                                     CONTRAFUND(R)
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $71,089,190
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       163,547
                                                      -----------
   Total assets....................................    71,252,737
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............       163,547
Payable for policy-related transactions............            --
                                                      -----------
   Total liabilities...............................       163,547
                                                      -----------
NET ASSETS.........................................   $71,089,190
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $71,088,659
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....           531
                                                      -----------
TOTAL NET ASSETS...................................   $71,089,190
                                                      ===========

Investments in shares of The Trusts, at cost.......   $73,716,439
The Trusts shares held
   Class B.........................................            --
   Service Class 2.................................     3,139,982

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP                                         INVESCO V.I.
                                                     EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT  DIVIDEND GROWTH
                                                       PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND      FUND
                                                    --------------- ------------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $659,888         $3,930,429          $3,872,806        $139,013
Receivable for The Trusts shares sold..............          --                 --                  --              --
Receivable for policy-related transactions.........       2,395              7,997              28,089             408
                                                       --------         ----------          ----------        --------
   Total assets....................................     662,283          3,938,426           3,900,895         139,421
                                                       --------         ----------          ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased............       2,395              7,997              27,956             402
Payable for policy-related transactions............          --                 --                  --              --
                                                       --------         ----------          ----------        --------
   Total liabilities...............................       2,395              7,997              27,956             402
                                                       --------         ----------          ----------        --------
NET ASSETS.........................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

NET ASSETS:
Accumulation Units.................................    $659,289         $3,929,947          $3,872,939        $139,019
Contracts in payout (annuitization) period.........          --                 --                  --              --
Retained by AXA Equitable in Separate Account A....         599                482                  --              --
                                                       --------         ----------          ----------        --------
TOTAL NET ASSETS...................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

Investments in shares of The Trusts, at cost.......    $664,823         $4,278,153          $3,922,922        $135,790
The Trusts shares held
   Series II.......................................          --                 --                  --           9,930
   Service Class 2.................................      35,844            137,524                  --              --
   Service Shares..................................          --                 --             295,409              --

                                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                     REAL ESTATE FUND      YIELD FUND
                                                    ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $12,045,915        $2,717,318
Receivable for The Trusts shares sold..............              --                --
Receivable for policy-related transactions.........          34,966             8,636
                                                        -----------        ----------
   Total assets....................................      12,080,881         2,725,954
                                                        -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............          34,966             8,636
Payable for policy-related transactions............              --                --
                                                        -----------        ----------
   Total liabilities...............................          34,966             8,636
                                                        -----------        ----------
NET ASSETS.........................................     $12,045,915        $2,717,318
                                                        ===========        ==========

NET ASSETS:
Accumulation Units.................................     $12,045,431        $2,717,066
Contracts in payout (annuitization) period.........              --                --
Retained by AXA Equitable in Separate Account A....             484               252
                                                        -----------        ----------
TOTAL NET ASSETS...................................     $12,045,915        $2,717,318
                                                        ===========        ==========

Investments in shares of The Trusts, at cost.......     $13,154,820        $2,693,822
The Trusts shares held
   Series II.......................................       1,014,820           540,222
   Service Class 2.................................              --                --
   Service Shares..................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.
                                                    INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                                                     GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                                                    ------------- -------------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $8,406,647        $7,017,104          $3,749,665      $16,122,343
Receivable for The Trusts shares sold..............          --                --                  --               --
Receivable for policy-related transactions.........      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
   Total assets....................................   8,422,463         7,226,249           3,756,418       16,177,483
                                                     ----------        ----------          ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,816           209,145               6,753           55,140
Payable for policy-related transactions............          --                --                  --               --
                                                     ----------        ----------          ----------      -----------
   Total liabilities...............................      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
NET ASSETS.........................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

NET ASSETS:
Accumulation Units.................................  $8,406,144        $7,016,562          $3,749,465      $16,122,253
Contracts in payout (annuitization) period.........          --                --                  --               --
Retained by AXA Equitable in Separate Account A....         503               542                 200               90
                                                     ----------        ----------          ----------      -----------
TOTAL NET ASSETS...................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

Investments in shares of The Trusts, at cost.......  $8,805,566        $7,520,262          $3,882,774      $17,720,933
The Trusts shares held
   Common Shares...................................          --                --                  --        2,772,973
   Series II.......................................     322,341           611,779             232,754               --

                                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                          INCOME          CAP GROWTH
                                                    ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $33,348,380        $5,792,326
Receivable for The Trusts shares sold..............             --                --
Receivable for policy-related transactions.........        241,697            46,441
                                                       -----------        ----------
   Total assets....................................     33,590,077         5,838,767
                                                       -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        241,697            46,441
Payable for policy-related transactions............             --                --
                                                       -----------        ----------
   Total liabilities...............................        241,697            46,441
                                                       -----------        ----------
NET ASSETS.........................................    $33,348,380        $5,792,326
                                                       ===========        ==========

NET ASSETS:
Accumulation Units.................................    $33,347,033        $5,792,141
Contracts in payout (annuitization) period.........             --                --
Retained by AXA Equitable in Separate Account A....          1,347               185
                                                       -----------        ----------
TOTAL NET ASSETS...................................    $33,348,380        $5,792,326
                                                       ===========        ==========

Investments in shares of The Trusts, at cost.......    $33,729,918        $5,725,015
The Trusts shares held
   Common Shares...................................      9,754,411           692,216
   Series II.......................................             --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                                                    IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                                                        CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                                                    ------------------- ----------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,757,057         $45,950,969      $29,846,371      $2,551,681
Receivable for The Trusts shares sold..............             --                  --               --              --
Receivable for policy-related transactions.........          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
   Total assets....................................      2,762,706          46,029,057       29,904,037       2,587,447
                                                        ----------         -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............          5,649              78,088           57,666          35,766
Payable for policy-related transactions............             --                  --               --              --
                                                        ----------         -----------      -----------      ----------
   Total liabilities...............................          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
NET ASSETS.........................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

NET ASSETS:
Accumulation Units.................................     $2,756,865         $45,930,120      $29,845,790      $2,551,443
Contracts in payout (annuitization) period.........             --                  --               --              --
Retained by AXA Equitable in Separate Account A....            192              20,849              581             238
                                                        ----------         -----------      -----------      ----------
TOTAL NET ASSETS...................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......     $2,817,621         $53,246,652      $30,787,843      $2,566,634
The Trusts shares held
   Common Shares...................................        295,138                  --               --              --
   Service Class...................................             --                  --        1,991,085         236,925
   Service Shares..................................             --           2,455,958               --              --

                                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                      TRUST SERIES       PORTFOLIO
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,387,995       $9,624,505
Receivable for The Trusts shares sold..............            --               --
Receivable for policy-related transactions.........         7,523           99,504
                                                       ----------       ----------
   Total assets....................................     3,395,518        9,724,009
                                                       ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         7,492           99,504
Payable for policy-related transactions............            --               --
                                                       ----------       ----------
   Total liabilities...............................         7,492           99,504
                                                       ----------       ----------
NET ASSETS.........................................    $3,388,026       $9,624,505
                                                       ==========       ==========

NET ASSETS:
Accumulation Units.................................    $3,388,026       $9,624,320
Contracts in payout (annuitization) period.........            --               --
Retained by AXA Equitable in Separate Account A....            --              185
                                                       ----------       ----------
TOTAL NET ASSETS...................................    $3,388,026       $9,624,505
                                                       ==========       ==========

Investments in shares of The Trusts, at cost.......    $3,458,564       $9,769,761
The Trusts shares held
   Common Shares...................................            --               --
   Service Class...................................       175,453        1,430,090
   Service Shares..................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                    MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                         SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                    ---------------- ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $20,340,436       $519,375,312    $120,054,754  $52,490,389   $12,616,881
Receivable for The Trusts shares sold..............            --            335,495           4,773       55,401        14,047
Receivable for policy-related transactions.........       311,068                 --              --           --            --
                                                      -----------       ------------    ------------  -----------   -----------
   Total assets....................................    20,651,504        519,710,807     120,059,527   52,545,790    12,630,928
                                                      -----------       ------------    ------------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............       311,025                 --              --           --            --
Payable for policy-related transactions............            --            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
   Total liabilities...............................       311,025            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
NET ASSETS.........................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

NET ASSETS:
Accumulation Units.................................   $20,340,479       $518,469,904    $120,045,383  $52,485,795   $12,610,457
Contracts in payout (annuitization) period.........            --            905,891              --           --            --
Retained by AXA Equitable in Separate Account A....            --             55,673           9,371        4,594         6,424
                                                      -----------       ------------    ------------  -----------   -----------
TOTAL NET ASSETS...................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

Investments in shares of The Trusts, at cost.......   $20,263,117       $601,413,012    $121,238,172  $59,957,456   $12,572,247
The Trusts shares held
   Class A.........................................            --         19,468,829              --           --            --
   Class B.........................................            --            832,032      11,480,251    5,926,175     1,343,600
   Service Class...................................       790,534                 --              --           --            --

                                                      MULTIMANAGER
                                                    LARGE CAP VALUE*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $47,456,648
Receivable for The Trusts shares sold..............        21,700
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    47,478,348
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        21,700
                                                      -----------
   Total liabilities...............................        21,700
                                                      -----------
NET ASSETS.........................................   $47,456,648
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $47,446,561
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....        10,087
                                                      -----------
TOTAL NET ASSETS...................................   $47,456,648
                                                      ===========

Investments in shares of The Trusts, at cost.......   $45,017,452
The Trusts shares held
   Class A.........................................            --
   Class B.........................................     5,193,021
   Service Class...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                      MULTIMANAGER
                                                    MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR   MULTIMANAGER
                                                      CAP GROWTH*       CAP VALUE*       BOND*     SMALL CAP GROWTH*
                                                    ---------------- ---------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $61,827,874      $57,129,925    $118,971,275    $39,329,341
Receivable for The Trusts shares sold..............        66,664            7,163          19,398             --
Receivable for policy-related transactions.........            --               --              --         25,631
                                                      -----------      -----------    ------------    -----------
   Total assets....................................    61,894,538       57,137,088     118,990,673     39,354,972
                                                      -----------      -----------    ------------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --              --         25,631
Payable for policy-related transactions............        66,664            7,163          19,398             --
                                                      -----------      -----------    ------------    -----------
   Total liabilities...............................        66,664            7,163          19,398         25,631
                                                      -----------      -----------    ------------    -----------
NET ASSETS.........................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

NET ASSETS:
Accumulation Units.................................   $61,816,059      $57,115,310    $118,470,868    $39,105,843
Contracts in payout (annuitization) period.........            --               --         452,260             --
Retained by AXA Equitable in Separate Account A....        11,815           14,615          48,147        223,498
                                                      -----------      -----------    ------------    -----------
TOTAL NET ASSETS...................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

Investments in shares of The Trusts, at cost.......   $55,672,452      $53,047,770    $136,593,982    $35,726,492
The Trusts shares held
   Class A.........................................            --               --      22,780,535             --
   Class B.........................................     7,467,275        6,679,263       7,572,601      5,283,893

                                                      MULTIMANAGER   MULTIMANAGER
                                                    SMALL CAP VALUE* TECHNOLOGY*
                                                    ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $107,589,108   $108,129,073
Receivable for The Trusts shares sold..............         16,320         26,045
Receivable for policy-related transactions.........             --             --
                                                      ------------   ------------
   Total assets....................................    107,605,428    108,155,118
                                                      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --
Payable for policy-related transactions............         16,320         26,045
                                                      ------------   ------------
   Total liabilities...............................         16,320         26,045
                                                      ------------   ------------
NET ASSETS.........................................   $107,589,108   $108,129,073
                                                      ============   ============

NET ASSETS:
Accumulation Units.................................   $107,551,431   $108,101,846
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         37,677         27,227
                                                      ------------   ------------
TOTAL NET ASSETS...................................   $107,589,108   $108,129,073
                                                      ============   ============

Investments in shares of The Trusts, at cost.......   $101,539,116   $ 99,653,024
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     10,962,961      8,868,974

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      PIMCO VARIABLE INSURANCE
                                                                               TRUST
                                                    OPPENHEIMER MAIN   COMMODITYREALRETURN(R)  TARGET 2015 TARGET 2025
                                                    STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                                                    ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $187,617             $1,926,354        $21,218,373 $28,990,745
Receivable for The Trusts shares sold..............           --                     --             56,103          --
Receivable for policy-related transactions.........          587                  4,397                 --      33,338
                                                        --------             ----------        ----------- -----------
   Total assets....................................      188,204              1,930,751         21,274,476  29,024,083
                                                        --------             ----------        ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          587                  4,397                 --      33,338
Payable for policy-related transactions............           --                     --             56,103          --
                                                        --------             ----------        ----------- -----------
   Total liabilities...............................          587                  4,397             56,103      33,338
                                                        --------             ----------        ----------- -----------
NET ASSETS.........................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

NET ASSETS:
Accumulation Units.................................     $187,374             $1,926,183        $21,215,227 $28,987,915
Contracts in payout (annuitization) period.........           --                     --                 --          --
Retained by AXA Equitable in Separate Account A....          243                    171              3,146       2,830
                                                        --------             ----------        ----------- -----------
TOTAL NET ASSETS...................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

Investments in shares of The Trusts, at cost.......     $183,194             $2,268,288        $21,526,242 $28,246,602
The Trusts shares held
   Advisor Class...................................           --                264,973                 --          --
   Class B.........................................           --                     --          2,494,078   3,453,105
   Service Class...................................        9,139                     --                 --          --


                                                    TARGET 2035 TARGET 2045
                                                    ALLOCATION* ALLOCATION*
                                                    ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $23,889,538 $16,081,826
Receivable for The Trusts shares sold..............      25,471          --
Receivable for policy-related transactions.........          --      11,637
                                                    ----------- -----------
   Total assets....................................  23,915,009  16,093,463
                                                    ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --      11,637
Payable for policy-related transactions............      25,471          --
                                                    ----------- -----------
   Total liabilities...............................      25,471      11,637
                                                    ----------- -----------
NET ASSETS......................................... $23,889,538 $16,081,826
                                                    =========== ===========

NET ASSETS:
Accumulation Units................................. $23,880,365 $16,080,976
Contracts in payout (annuitization) period.........          --          --
Retained by AXA Equitable in Separate Account A....       9,173         850
                                                    ----------- -----------
TOTAL NET ASSETS................................... $23,889,538 $16,081,826
                                                    =========== ===========

Investments in shares of The Trusts, at cost....... $23,021,500 $15,686,949
The Trusts shares held
   Advisor Class...................................          --          --
   Class B.........................................   2,884,343   2,044,325
   Service Class...................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    TEMPLETON GLOBAL
                                                    BOND SECURITIES  VAN ECK VIP GLOBAL
                                                          FUND        HARD ASSETS FUND
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $6,602,887        $6,314,137
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........        13,309            85,187
                                                       ----------        ----------
   Total assets....................................     6,616,196         6,399,324
                                                       ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        13,309            85,187
Payable for policy-related transactions............            --                --
                                                       ----------        ----------
   Total liabilities...............................        13,309            85,187
                                                       ----------        ----------
NET ASSETS.........................................    $6,602,887        $6,314,137
                                                       ==========        ==========

NET ASSETS:
Accumulation Units.................................    $6,602,791        $6,313,892
Contracts in payout (annuitization) period.........            --                --
Retained by AXA Equitable in Separate Account A....            96               245
                                                       ----------        ----------
TOTAL NET ASSETS...................................    $6,602,887        $6,314,137
                                                       ==========        ==========

Investments in shares of The Trusts, at cost.......    $6,991,584        $6,778,142
The Trusts shares held
   Class S Shares..................................            --           209,772
   Class 2.........................................       363,795                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
ALL ASSET ALLOCATION...................   0.00%         B         $116.39         --
ALL ASSET ALLOCATION...................   0.25%         B         $115.72         --
ALL ASSET ALLOCATION...................   0.50%         B         $115.06         --
ALL ASSET ALLOCATION...................   0.70%         B         $114.52         --
ALL ASSET ALLOCATION...................   0.80%         B         $114.26         --
ALL ASSET ALLOCATION...................   0.90%         B         $113.99          4
ALL ASSET ALLOCATION...................   0.95%         B         $113.86          7
ALL ASSET ALLOCATION...................   1.00%         B         $113.73          2
ALL ASSET ALLOCATION...................   1.10%         B         $113.46          7
ALL ASSET ALLOCATION...................   1.20%         B         $113.20         52
ALL ASSET ALLOCATION...................   1.25%         B         $113.07         18
ALL ASSET ALLOCATION...................   1.34%         B         $112.83        133
ALL ASSET ALLOCATION...................   1.45%         B         $112.54         --

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.25%      CLASS II     $105.38         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.50%      CLASS II     $104.93         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.70%      CLASS II     $104.57         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.80%      CLASS II     $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.90%      CLASS II     $104.22          1
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.00%      CLASS II     $104.04         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.10%      CLASS II     $103.86         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.20%      CLASS II     $103.68         15

AXA AGGRESSIVE ALLOCATION..............   0.00%         B         $134.06         --
AXA AGGRESSIVE ALLOCATION..............   0.25%         B         $131.32         --
AXA AGGRESSIVE ALLOCATION..............   0.50%         B         $128.63          2
AXA AGGRESSIVE ALLOCATION..............   0.70%         B         $126.51          6
AXA AGGRESSIVE ALLOCATION..............   0.80%         B         $153.54         --
AXA AGGRESSIVE ALLOCATION..............   0.90%         B         $124.42        155
AXA AGGRESSIVE ALLOCATION..............   0.95%         B         $123.91        125
AXA AGGRESSIVE ALLOCATION..............   1.00%         B         $123.40         --
AXA AGGRESSIVE ALLOCATION..............   1.10%         B         $122.37        111
AXA AGGRESSIVE ALLOCATION..............   1.20%         B         $121.35        480
AXA AGGRESSIVE ALLOCATION..............   1.25%         B         $ 74.76         50
AXA AGGRESSIVE ALLOCATION..............   1.30%         B         $ 84.21         26
AXA AGGRESSIVE ALLOCATION..............   1.34%         B         $119.94      2,022
AXA AGGRESSIVE ALLOCATION..............   1.35%         B         $119.84          5
AXA AGGRESSIVE ALLOCATION..............   1.45%         B         $118.84          1

AXA BALANCED STRATEGY..................   1.10%         A         $108.40         --
AXA BALANCED STRATEGY..................   1.25%         A         $108.02          5
AXA BALANCED STRATEGY..................   1.25%         B         $115.70         52
AXA BALANCED STRATEGY..................   1.30%         B         $115.55        238

AXA CONSERVATIVE ALLOCATION............   0.00%         B         $133.84         --
AXA CONSERVATIVE ALLOCATION............   0.25%         B         $131.10         --
AXA CONSERVATIVE ALLOCATION............   0.50%         B         $128.42         --
AXA CONSERVATIVE ALLOCATION............   0.70%         B         $126.30          1
AXA CONSERVATIVE ALLOCATION............   0.80%         B         $122.90         --
AXA CONSERVATIVE ALLOCATION............   0.90%         B         $124.22         31
AXA CONSERVATIVE ALLOCATION............   0.95%         B         $123.71         88
AXA CONSERVATIVE ALLOCATION............   1.00%         B         $123.19         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $122.17         40
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $121.15        181
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $104.44        188
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $107.52         18
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $119.75        441
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $119.64         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $118.65         --

AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $114.67         18
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $114.53         34

AXA CONSERVATIVE STRATEGY........   1.25%         B         $111.12          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $110.98         18

AXA CONSERVATIVE-PLUS ALLOCATION.   0.00%         B         $133.16         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.25%         B         $130.44         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $127.77         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $125.66          3
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $131.38         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $123.59         65
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $123.08         55
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $122.57         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $121.55         47
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $120.54        290
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $ 95.78        104
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $100.98         24
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $119.14        769
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $119.04          1
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $118.05         --

AXA GROWTH STRATEGY..............   1.10%         A         $108.93          8
AXA GROWTH STRATEGY..............   1.25%         A         $108.55          3

AXA MODERATE ALLOCATION..........   0.50%         A         $102.59         --
AXA MODERATE ALLOCATION..........   0.70%         A         $165.16         11
AXA MODERATE ALLOCATION..........   0.90%         A         $196.64        198
AXA MODERATE ALLOCATION..........   1.00%         A         $205.39         --
AXA MODERATE ALLOCATION..........   1.20%         A         $173.41         71
AXA MODERATE ALLOCATION***.......   1.34%         A         $ 61.54     15,660
AXA MODERATE ALLOCATION..........   1.35%         A         $203.45      1,177
AXA MODERATE ALLOCATION..........   1.35%         A         $204.74         31
AXA MODERATE ALLOCATION..........   1.45%         A         $130.42          4
AXA MODERATE ALLOCATION..........   0.25%         B         $121.80         --
AXA MODERATE ALLOCATION..........   0.50%         B         $118.42          7
AXA MODERATE ALLOCATION..........   0.70%         B         $126.88         19
AXA MODERATE ALLOCATION..........   0.80%         B         $135.25         --
AXA MODERATE ALLOCATION***.......   0.90%         B         $123.38         15
AXA MODERATE ALLOCATION..........   0.90%         B         $137.73         41
AXA MODERATE ALLOCATION..........   0.95%         B         $123.00        265
AXA MODERATE ALLOCATION..........   1.00%         B         $135.78          2
AXA MODERATE ALLOCATION..........   1.10%         B         $120.72        199
AXA MODERATE ALLOCATION..........   1.20%         B         $130.46      1,170
AXA MODERATE ALLOCATION..........   1.25%         B         $ 89.60        327
AXA MODERATE ALLOCATION..........   1.30%         B         $ 97.19        126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                              --------- -------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.   0.00%         B         $138.68         --
AXA MODERATE-PLUS ALLOCATION.   0.25%         B         $135.85         --
AXA MODERATE-PLUS ALLOCATION.   0.50%         B         $133.07          6
AXA MODERATE-PLUS ALLOCATION.   0.70%         B         $130.88         11
AXA MODERATE-PLUS ALLOCATION.   0.80%         B         $144.20         --
AXA MODERATE-PLUS ALLOCATION.   0.90%         B         $128.72        297
AXA MODERATE-PLUS ALLOCATION.   0.95%         B         $128.19        378
AXA MODERATE-PLUS ALLOCATION.   1.00%         B         $127.65          1
AXA MODERATE-PLUS ALLOCATION.   1.10%         B         $126.59        220
AXA MODERATE-PLUS ALLOCATION.   1.20%         B         $125.54      1,047
AXA MODERATE-PLUS ALLOCATION.   1.25%         B         $ 82.94        179
AXA MODERATE-PLUS ALLOCATION.   1.30%         B         $ 91.20        155
AXA MODERATE-PLUS ALLOCATION.   1.34%         B         $124.08      4,268
AXA MODERATE-PLUS ALLOCATION.   1.35%         B         $123.98          5
AXA MODERATE-PLUS ALLOCATION.   1.45%         B         $122.94          1

AXA TACTICAL MANAGER 2000....   0.25%         B         $ 94.20         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $ 93.80         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $110.47         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $ 93.48         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $110.17         --
AXA TACTICAL MANAGER 2000....   0.80%         B         $ 93.32         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $ 93.16         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $109.88         --
AXA TACTICAL MANAGER 2000....   0.95%         B         $109.80          2
AXA TACTICAL MANAGER 2000....   1.00%         B         $ 93.01         --
AXA TACTICAL MANAGER 2000....   1.10%         B         $ 92.85         --
AXA TACTICAL MANAGER 2000....   1.20%         B         $ 92.69          5
AXA TACTICAL MANAGER 2000....   1.20%         B         $109.44         --
AXA TACTICAL MANAGER 2000....   1.25%         B         $109.36          1
AXA TACTICAL MANAGER 2000....   1.34%         B         $109.23          4
AXA TACTICAL MANAGER 2000....   1.45%         B         $ 81.89         --

AXA TACTICAL MANAGER 400.....   0.25%         B         $ 97.72         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $ 97.31         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $109.64         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $ 96.98         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $109.35         --
AXA TACTICAL MANAGER 400.....   0.80%         B         $ 96.81         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $ 96.65         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $109.05         --
AXA TACTICAL MANAGER 400.....   0.95%         B         $108.98          2
AXA TACTICAL MANAGER 400.....   1.00%         B         $ 96.48         --
AXA TACTICAL MANAGER 400.....   1.10%         B         $ 96.32          1
AXA TACTICAL MANAGER 400.....   1.20%         B         $ 96.15         11
AXA TACTICAL MANAGER 400.....   1.20%         B         $108.62         --
AXA TACTICAL MANAGER 400.....   1.25%         B         $108.54          1
AXA TACTICAL MANAGER 400.....   1.34%         B         $108.41         10
AXA TACTICAL MANAGER 400.....   1.45%         B         $ 82.02         --

AXA TACTICAL MANAGER 500.....   0.25%         B         $ 99.68         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $ 99.26         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $110.77         --
AXA TACTICAL MANAGER 500.....   0.70%         B         $ 98.92         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
AXA TACTICAL MANAGER 500..............   0.70%         B         $110.47         --
AXA TACTICAL MANAGER 500..............   0.80%         B         $ 98.75         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $ 98.58         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $110.17         --
AXA TACTICAL MANAGER 500..............   0.95%         B         $110.10          3
AXA TACTICAL MANAGER 500..............   1.00%         B         $ 98.42         --
AXA TACTICAL MANAGER 500..............   1.10%         B         $ 98.25          1
AXA TACTICAL MANAGER 500..............   1.20%         B         $ 98.08         16
AXA TACTICAL MANAGER 500..............   1.20%         B         $109.73          1
AXA TACTICAL MANAGER 500..............   1.25%         B         $109.66          2
AXA TACTICAL MANAGER 500..............   1.34%         B         $109.53         12
AXA TACTICAL MANAGER 500..............   1.45%         B         $ 88.56         --

AXA TACTICAL MANAGER INTERNATIONAL....   0.25%         B         $ 87.81         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 87.43         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 93.39         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 87.14         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 93.15         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.80%         B         $ 86.99         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 86.84         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 92.90          1
AXA TACTICAL MANAGER INTERNATIONAL....   0.95%         B         $ 92.83          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.00%         B         $ 86.69         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.10%         B         $ 86.54          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 86.39         12
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 92.52         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.25%         B         $ 92.46          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.34%         B         $ 92.35         18
AXA TACTICAL MANAGER INTERNATIONAL....   1.45%         B         $ 78.70         --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         A         $118.95         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         A         $174.49          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         A         $218.13         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         A         $214.93         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         A         $208.64         12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.34%         A         $204.35      1,180
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.35%         A         $204.04          9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%         A         $147.66          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.25%         B         $117.03         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         B         $113.78          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         B         $187.45         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.80%         B         $206.71         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         B         $154.27          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.95%         B         $181.70         71
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         B         $197.04         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.10%         B         $178.33          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         B         $147.75        149
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.25%         B         $ 93.85         18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.30%         B         $112.70          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.25%         B         $ 94.01         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.50%         B         $ 92.77         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.70%         B         $ 91.78         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.80%         B         $189.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.90%         B         $ 90.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.95%         B         $ 90.56          8
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.00%         B         $ 90.32         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.10%         B         $ 89.83          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.20%         B         $ 89.35         15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.25%         B         $ 74.60          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.30%         B         $ 84.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.34%         B         $ 88.68        121
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.35%         B         $ 88.63         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.45%         B         $ 88.16         --

EQ/BLACKROCK BASIC VALUE EQUITY......   0.25%         B         $143.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.50%         B         $139.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.70%         B         $173.44          7
EQ/BLACKROCK BASIC VALUE EQUITY......   0.80%         B         $162.53         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $164.91          6
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $168.80         54
EQ/BLACKROCK BASIC VALUE EQUITY......   0.95%         B         $140.07        124
EQ/BLACKROCK BASIC VALUE EQUITY......   1.00%         B         $166.52          1
EQ/BLACKROCK BASIC VALUE EQUITY......   1.10%         B         $164.27         29
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $160.81        349
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $162.04         44
EQ/BLACKROCK BASIC VALUE EQUITY......   1.25%         B         $ 78.41        142
EQ/BLACKROCK BASIC VALUE EQUITY......   1.30%         B         $ 88.89          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.34%         B         $205.86      1,422
EQ/BLACKROCK BASIC VALUE EQUITY......   1.35%         B         $158.75          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.45%         B         $155.42          1

EQ/BOSTON ADVISORS EQUITY INCOME.....   0.00%         B         $119.20         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.25%         B         $117.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.50%         B         $114.96          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.70%         B         $113.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.80%         B         $164.72         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.90%         B         $111.67         15
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.95%         B         $111.26         28
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.00%         B         $110.86         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.10%         B         $110.05          6
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.20%         B         $109.25         80
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.25%         B         $ 78.35         11
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.30%         B         $ 88.40          7
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.34%         B         $108.14        367
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.35%         B         $108.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.45%         B         $107.27         --

EQ/CALVERT SOCIALLY RESPONSIBLE......   0.25%         B         $ 77.40         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.50%         B         $ 75.24         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.70%         B         $ 83.06          3
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.80%         B         $162.43         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.90%         B         $ 81.02          5
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.95%         B         $103.23          4
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.00%         B         $ 80.01         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.10%         B         $ 79.02          2
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.20%         B         $ 78.03         39
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.25%         B         $ 78.17          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.30%         B         $ 86.08          1
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.34%         B         $ 76.67        248
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.35%         B         $ 76.58         --
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.45%         B         $ 98.01         --

EQ/CAPITAL GUARDIAN RESEARCH....   0.25%         B         $122.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.50%         B         $118.78         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.70%         B         $129.43          2
EQ/CAPITAL GUARDIAN RESEARCH....   0.80%         B         $181.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.90%         B         $126.25         16
EQ/CAPITAL GUARDIAN RESEARCH....   0.95%         B         $125.47         51
EQ/CAPITAL GUARDIAN RESEARCH....   1.00%         B         $124.69         --
EQ/CAPITAL GUARDIAN RESEARCH....   1.10%         B         $123.14          4
EQ/CAPITAL GUARDIAN RESEARCH....   1.20%         B         $121.60        210
EQ/CAPITAL GUARDIAN RESEARCH....   1.25%         B         $ 85.33         61
EQ/CAPITAL GUARDIAN RESEARCH....   1.30%         B         $ 93.14          1
EQ/CAPITAL GUARDIAN RESEARCH....   1.34%         B         $119.49        963
EQ/CAPITAL GUARDIAN RESEARCH....   1.35%         B         $119.34          3
EQ/CAPITAL GUARDIAN RESEARCH....   1.45%         B         $117.85          2

EQ/COMMON STOCK INDEX...........   0.50%         A         $ 89.43          1
EQ/COMMON STOCK INDEX...........   0.70%         A         $135.46         22
EQ/COMMON STOCK INDEX***........   0.74%         A         $430.50         68
EQ/COMMON STOCK INDEX***........   0.74%         A         $466.32         25
EQ/COMMON STOCK INDEX...........   0.90%         A         $190.83         58
EQ/COMMON STOCK INDEX...........   1.00%         A         $204.13         --
EQ/COMMON STOCK INDEX...........   1.20%         A         $155.96         33
EQ/COMMON STOCK INDEX...........   1.35%         A         $238.97      1,344
EQ/COMMON STOCK INDEX...........   1.35%         A         $249.68         33
EQ/COMMON STOCK INDEX***........   1.40%         A         $310.05      4,630
EQ/COMMON STOCK INDEX...........   1.45%         A         $ 95.93         20
EQ/COMMON STOCK INDEX...........   0.25%         B         $ 89.03         --
EQ/COMMON STOCK INDEX...........   0.50%         B         $ 86.56         --
EQ/COMMON STOCK INDEX...........   0.70%         B         $ 89.27          9
EQ/COMMON STOCK INDEX...........   0.80%         B         $174.06         --
EQ/COMMON STOCK INDEX...........   0.90%         B         $ 91.20         20
EQ/COMMON STOCK INDEX...........   0.90%         B         $102.06         13
EQ/COMMON STOCK INDEX...........   0.95%         B         $ 86.54        238
EQ/COMMON STOCK INDEX...........   1.00%         B         $148.85         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $ 84.93         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $ 95.98        612
EQ/COMMON STOCK INDEX...........   1.25%         B         $ 75.94         57
EQ/COMMON STOCK INDEX...........   1.30%         B         $ 84.72         18

EQ/CORE BOND INDEX..............   0.25%         B         $129.53         --
EQ/CORE BOND INDEX..............   0.50%         B         $126.30         --
EQ/CORE BOND INDEX..............   0.70%         B         $123.77          8
EQ/CORE BOND INDEX..............   0.80%         B         $114.43         --
EQ/CORE BOND INDEX..............   0.90%         B         $121.28         17
EQ/CORE BOND INDEX..............   0.95%         B         $120.67        132
EQ/CORE BOND INDEX..............   1.00%         B         $120.06         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.84         15
EQ/CORE BOND INDEX..............   1.20%         B         $117.63        120
EQ/CORE BOND INDEX..............   1.25%         B         $100.72         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/CORE BOND INDEX........   1.30%         B         $100.83          5
EQ/CORE BOND INDEX........   1.34%         B         $115.97        721
EQ/CORE BOND INDEX........   1.35%         B         $115.85          1
EQ/CORE BOND INDEX........   1.45%         B         $114.67          1

EQ/DAVIS NEW YORK VENTURE.   0.00%         B         $ 84.02         --
EQ/DAVIS NEW YORK VENTURE.   0.25%         B         $147.30         --
EQ/DAVIS NEW YORK VENTURE.   0.50%         B         $ 82.09         --
EQ/DAVIS NEW YORK VENTURE.   0.70%         B         $ 81.33          1
EQ/DAVIS NEW YORK VENTURE.   0.80%         B         $164.42         --
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 80.58          7
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 92.57          1
EQ/DAVIS NEW YORK VENTURE.   0.95%         B         $ 80.39         21
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $ 92.08         --
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $163.49         --
EQ/DAVIS NEW YORK VENTURE.   1.10%         B         $ 87.17         13
EQ/DAVIS NEW YORK VENTURE.   1.20%         B         $ 79.45         67
EQ/DAVIS NEW YORK VENTURE.   1.25%         B         $ 78.41         14
EQ/DAVIS NEW YORK VENTURE.   1.30%         B         $ 79.22          1
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 78.94        197
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 90.41         --
EQ/DAVIS NEW YORK VENTURE.   1.35%         B         $ 90.36         --
EQ/DAVIS NEW YORK VENTURE.   1.45%         B         $ 78.53         --

EQ/EQUITY 500 INDEX.......   0.50%         A         $ 97.99         --
EQ/EQUITY 500 INDEX.......   0.70%         A         $149.04         20
EQ/EQUITY 500 INDEX.......   0.90%         A         $210.20         58
EQ/EQUITY 500 INDEX.......   1.00%         A         $235.13         --
EQ/EQUITY 500 INDEX.......   1.20%         A         $172.16         59
EQ/EQUITY 500 INDEX.......   1.34%         A         $282.55      2,246
EQ/EQUITY 500 INDEX.......   1.35%         A         $282.04         18
EQ/EQUITY 500 INDEX.......   1.45%         A         $106.45          7
EQ/EQUITY 500 INDEX.......   0.25%         B         $ 99.65         --
EQ/EQUITY 500 INDEX.......   0.50%         B         $ 96.88         --
EQ/EQUITY 500 INDEX.......   0.70%         B         $ 97.74         30
EQ/EQUITY 500 INDEX.......   0.80%         B         $170.75         --
EQ/EQUITY 500 INDEX.......   0.90%         B         $112.80         14
EQ/EQUITY 500 INDEX.......   0.95%         B         $ 94.75        144
EQ/EQUITY 500 INDEX.......   1.00%         B         $143.46         --
EQ/EQUITY 500 INDEX.......   1.10%         B         $ 92.99         33
EQ/EQUITY 500 INDEX.......   1.20%         B         $106.50        578
EQ/EQUITY 500 INDEX.......   1.25%         B         $ 82.77        127
EQ/EQUITY 500 INDEX.......   1.30%         B         $ 92.83         11

EQ/EQUITY GROWTH PLUS.....   0.25%         B         $151.15         --
EQ/EQUITY GROWTH PLUS.....   0.50%         B         $147.32          2
EQ/EQUITY GROWTH PLUS.....   0.70%         B         $144.31          6
EQ/EQUITY GROWTH PLUS.....   0.80%         B         $156.62         --
EQ/EQUITY GROWTH PLUS.....   0.90%         B         $141.36         48
EQ/EQUITY GROWTH PLUS.....   0.95%         B         $140.63        133
EQ/EQUITY GROWTH PLUS.....   1.00%         B         $139.91         --
EQ/EQUITY GROWTH PLUS.....   1.10%         B         $138.47         14
EQ/EQUITY GROWTH PLUS.....   1.20%         B         $137.04        221
EQ/EQUITY GROWTH PLUS.....   1.25%         B         $ 84.79         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $ 92.65         10
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $135.06      1,844
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $134.92          2
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $133.53          1

EQ/FRANKLIN CORE BALANCED.........   0.25%         B         $104.58         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $103.19          1
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $102.10          2
EQ/FRANKLIN CORE BALANCED.........   0.80%         B         $156.72         --
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $101.01         12
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $100.74         48
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $100.47         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $ 99.93         10
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $ 99.40         87
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $ 91.27         17
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $ 97.38         13
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $ 98.65        527
EQ/FRANKLIN CORE BALANCED.........   1.35%         B         $ 98.60         --
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $ 98.07         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.00%         B         $ 82.08         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.25%         B         $140.29         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $ 80.20         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $ 79.45         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.80%         B         $152.44         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $ 78.72          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $ 78.53         36
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $151.57         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $ 87.68         14
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $ 77.62         91
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $ 76.76         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $ 77.39         16
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $ 77.11        419
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.45%         B         $ 76.72         --

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.25%         B         $135.07         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $132.83         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $131.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.80%         B         $133.76         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $129.31          4
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $128.88         19
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.00%         B         $128.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $127.58          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $126.72         17
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $101.53          9
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $110.70          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.48          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.53        100
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $125.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $124.60         --

EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $193.20         --
EQ/GAMCO SMALL COMPANY VALUE......   0.25%         B         $189.74         --
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $186.34          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                          CONTRACT                            OUTSTANDING
                                          CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                          --------- -------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.............   0.70%         B         $183.65          6
EQ/GAMCO SMALL COMPANY VALUE.............   0.80%         B         $215.26         --
EQ/GAMCO SMALL COMPANY VALUE.............   0.90%         B         $180.99         54
EQ/GAMCO SMALL COMPANY VALUE.............   0.95%         B         $180.34         82
EQ/GAMCO SMALL COMPANY VALUE.............   1.00%         B         $179.68          1
EQ/GAMCO SMALL COMPANY VALUE.............   1.10%         B         $178.38         32
EQ/GAMCO SMALL COMPANY VALUE.............   1.20%         B         $177.07        338
EQ/GAMCO SMALL COMPANY VALUE.............   1.25%         B         $112.86        123
EQ/GAMCO SMALL COMPANY VALUE.............   1.30%         B         $133.58         12
EQ/GAMCO SMALL COMPANY VALUE.............   1.34%         B         $175.27      1,484
EQ/GAMCO SMALL COMPANY VALUE.............   1.35%         B         $175.14          3
EQ/GAMCO SMALL COMPANY VALUE.............   1.45%         B         $173.86          1

EQ/GLOBAL BOND PLUS......................   0.00%         B         $133.23         --
EQ/GLOBAL BOND PLUS......................   0.25%         B         $131.17         --
EQ/GLOBAL BOND PLUS......................   0.50%         B         $129.14         --
EQ/GLOBAL BOND PLUS......................   0.70%         B         $127.52          3
EQ/GLOBAL BOND PLUS......................   0.80%         B         $118.45         --
EQ/GLOBAL BOND PLUS......................   0.90%         B         $125.93         19
EQ/GLOBAL BOND PLUS......................   0.95%         B         $125.54         68
EQ/GLOBAL BOND PLUS......................   1.00%         B         $125.14         --
EQ/GLOBAL BOND PLUS......................   1.10%         B         $124.36         31
EQ/GLOBAL BOND PLUS......................   1.20%         B         $123.57        105
EQ/GLOBAL BOND PLUS......................   1.25%         B         $123.92         67
EQ/GLOBAL BOND PLUS......................   1.30%         B         $125.64          3
EQ/GLOBAL BOND PLUS......................   1.34%         B         $122.49        382
EQ/GLOBAL BOND PLUS......................   1.35%         B         $122.41         --
EQ/GLOBAL BOND PLUS......................   1.45%         B         $121.64         --

EQ/GLOBAL MULTI-SECTOR EQUITY............   0.25%         B         $216.48         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.50%         B         $210.44          1
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $157.73         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $257.78          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.80%         B         $159.58         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $155.53         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $250.88         27
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $297.57          3
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.95%         B         $219.72         79
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.00%         B         $247.50         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.10%         B         $244.15         13
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $227.43        165
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $240.83         48
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.20%         B         $143.24         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.25%         B         $ 68.78         90
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.30%         B         $ 94.18          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.34%         B         $156.66      1,671
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.34%         B         $253.38         23
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.35%         B         $235.95          5
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.45%         B         $219.81          1

EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.50%         A         $117.75         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.70%         A         $167.34          1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX***.   0.74%         A         $ 94.38         27
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.90%         A         $178.93          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         A         $178.63         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         A         $162.73          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.34%         A         $180.33        369
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         A         $173.71          3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.45%         A         $145.18         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.25%         B         $152.56         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.50%         B         $148.33         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.70%         B         $152.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.80%         B         $107.47         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.90%         B         $151.15          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.95%         B         $147.40         61
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         B         $119.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.10%         B         $144.67         11
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         B         $145.23         66
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.25%         B         $111.11         34
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.30%         B         $111.55          2

EQ/INTERNATIONAL CORE PLUS............   0.25%         B         $ 99.54         --
EQ/INTERNATIONAL CORE PLUS............   0.50%         B         $ 96.76         --
EQ/INTERNATIONAL CORE PLUS............   0.70%         B         $106.55          3
EQ/INTERNATIONAL CORE PLUS............   0.80%         B         $145.21         --
EQ/INTERNATIONAL CORE PLUS............   0.90%         B         $103.93         28
EQ/INTERNATIONAL CORE PLUS............   0.95%         B         $126.89         44
EQ/INTERNATIONAL CORE PLUS............   1.00%         B         $102.64         --
EQ/INTERNATIONAL CORE PLUS............   1.10%         B         $101.37         14
EQ/INTERNATIONAL CORE PLUS............   1.20%         B         $100.10        233
EQ/INTERNATIONAL CORE PLUS............   1.25%         B         $ 65.68         84
EQ/INTERNATIONAL CORE PLUS............   1.30%         B         $ 76.13          4
EQ/INTERNATIONAL CORE PLUS............   1.34%         B         $ 98.36        817
EQ/INTERNATIONAL CORE PLUS............   1.35%         B         $ 98.24          1
EQ/INTERNATIONAL CORE PLUS............   1.45%         B         $120.58          1

EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         A         $ 67.65         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         A         $105.87          7
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         A         $112.99         47
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         A         $115.36         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         A         $ 98.74         28
EQ/INTERNATIONAL EQUITY INDEX.........   1.34%         A         $109.42      3,078
EQ/INTERNATIONAL EQUITY INDEX.........   1.35%         A         $109.24         24
EQ/INTERNATIONAL EQUITY INDEX.........   1.45%         A         $ 85.20          3
EQ/INTERNATIONAL EQUITY INDEX.........   0.25%         B         $ 91.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         B         $ 88.50          2
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         B         $ 90.83         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.80%         B         $148.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         B         $ 91.81         12
EQ/INTERNATIONAL EQUITY INDEX.........   0.95%         B         $ 88.04        159
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         B         $133.87         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.10%         B         $ 86.41         26
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         B         $ 85.13        273
EQ/INTERNATIONAL EQUITY INDEX.........   1.25%         B         $ 53.03         51
EQ/INTERNATIONAL EQUITY INDEX.........   1.30%         B         $ 64.09         14

EQ/INTERNATIONAL VALUE PLUS...........   0.25%         B         $ 97.03         --
EQ/INTERNATIONAL VALUE PLUS...........   0.50%         B         $ 94.32         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.70%         B         $114.36         31
EQ/INTERNATIONAL VALUE PLUS.....   0.80%         B         $143.31         --
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $111.55         44
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $110.86        102
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $110.17         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $108.80         12
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $107.44        143
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 61.80         34
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 71.39          7
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $105.58      1,495
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $105.45          9
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $114.01          1

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.25%         B         $113.16         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $110.00         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $108.93         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.80%         B         $165.48         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $104.85          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $106.01          6
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $ 97.87         15
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $104.58         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $103.17          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $100.69         29
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $101.77          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $ 72.67         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $ 81.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $125.98        282
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $ 99.71          3
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $ 97.32          1

EQ/LARGE CAP CORE PLUS..........   0.25%         B         $ 93.23         --
EQ/LARGE CAP CORE PLUS..........   0.50%         B         $ 90.63         --
EQ/LARGE CAP CORE PLUS..........   0.70%         B         $ 93.93         --
EQ/LARGE CAP CORE PLUS..........   0.80%         B         $159.86         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $ 91.62          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $ 91.05          9
EQ/LARGE CAP CORE PLUS..........   1.00%         B         $ 90.48         --
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $ 89.36          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $ 88.25         23
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $ 78.98          3
EQ/LARGE CAP CORE PLUS..........   1.30%         B         $ 86.36         --
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $ 86.71        116
EQ/LARGE CAP CORE PLUS..........   1.35%         B         $ 86.60         --
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $ 85.52         --

EQ/LARGE CAP GROWTH INDEX.......   0.25%         B         $ 77.94         --
EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $ 75.76          1
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $ 82.09          2
EQ/LARGE CAP GROWTH INDEX.......   0.80%         B         $175.31         --
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $ 80.07         18
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $ 79.57         86
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $ 79.07         --
EQ/LARGE CAP GROWTH INDEX.......   1.10%         B         $ 78.09          8
EQ/LARGE CAP GROWTH INDEX.......   1.20%         B         $ 77.12        176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $102.00         11
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $113.44          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $ 75.78      1,246
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $ 75.68          3
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $ 74.74          1

EQ/LARGE CAP GROWTH PLUS..   0.25%         B         $ 64.31         --
EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 62.52          1
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $109.43          3
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $162.59         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $ 95.36          5
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $106.50         28
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $ 89.84         73
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $105.07         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $103.64         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $ 98.18        156
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $102.24         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $ 90.03          6
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $103.61          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $149.93      1,300
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $100.16          9
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $ 94.89          5

EQ/LARGE CAP VALUE INDEX..   0.00%         B         $ 63.23         --
EQ/LARGE CAP VALUE INDEX..   0.25%         B         $ 62.25         --
EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 61.28         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 60.51          1
EQ/LARGE CAP VALUE INDEX..   0.80%         B         $170.18         --
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 59.76         19
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 59.57         32
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 59.38         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 59.01         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 58.64         69
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 49.28         33
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 54.08          2
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 58.12        448
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 58.08         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 57.72         --

EQ/LARGE CAP VALUE PLUS...   0.50%         A         $112.50         --
EQ/LARGE CAP VALUE PLUS...   0.70%         A         $101.82          9
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $ 99.31         65
EQ/LARGE CAP VALUE PLUS...   1.00%         A         $ 98.09         --
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $ 95.66         70
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $ 94.00      6,275
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $ 93.88         28
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $ 99.17          6
EQ/LARGE CAP VALUE PLUS...   0.25%         B         $114.23         --
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $111.04          2
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $100.50         22
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $101.82         --
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $159.95         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $ 98.03         16
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $103.32        242

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......   1.00%         B         $ 98.09         --
EQ/LARGE CAP VALUE PLUS.......   1.10%         B         $ 95.61          6
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 94.42        532
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 95.66         --
EQ/LARGE CAP VALUE PLUS.......   1.25%         B         $ 61.68         19
EQ/LARGE CAP VALUE PLUS.......   1.30%         B         $ 67.99         13

EQ/LORD ABBETT LARGE CAP CORE.   0.25%         B         $118.08         --
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $116.13         --
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $114.58          2
EQ/LORD ABBETT LARGE CAP CORE.   0.80%         B         $146.51         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $113.05         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $112.67         15
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $112.29         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $111.54         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $110.79         67
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $ 87.00         29
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $ 96.17          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $109.75        231
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $110.79          2
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $109.67         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $108.93         --

EQ/MFS INTERNATIONAL GROWTH...   0.25%         B         $140.14         --
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $137.81         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $135.98          3
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $163.04         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $134.16         25
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $133.71         29
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $133.26         --
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $132.37         10
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $131.48         57
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $ 81.24         23
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $ 96.94          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.19         12
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.24        328
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $130.15          1
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $129.28         --

EQ/MID CAP INDEX..............   0.25%         B         $127.74         --
EQ/MID CAP INDEX..............   0.50%         B         $124.17          1
EQ/MID CAP INDEX..............   0.70%         B         $118.58         33
EQ/MID CAP INDEX..............   0.80%         B         $193.21         --
EQ/MID CAP INDEX..............   0.90%         B         $115.90         55
EQ/MID CAP INDEX..............   0.95%         B         $115.24        108
EQ/MID CAP INDEX..............   1.00%         B         $114.58         --
EQ/MID CAP INDEX..............   1.10%         B         $113.28         26
EQ/MID CAP INDEX..............   1.20%         B         $111.98        389
EQ/MID CAP INDEX..............   1.25%         B         $ 76.82        102
EQ/MID CAP INDEX..............   1.30%         B         $ 89.87          5
EQ/MID CAP INDEX..............   1.34%         B         $110.20      2,037
EQ/MID CAP INDEX..............   1.35%         B         $110.07          2
EQ/MID CAP INDEX..............   1.45%         B         $108.81          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                             --------- -------------- ---------- -----------
EQ/MID CAP VALUE PLUS.......   0.25%         B         $165.05         --
EQ/MID CAP VALUE PLUS.......   0.50%         B         $160.44          1
EQ/MID CAP VALUE PLUS.......   0.70%         B         $127.25          6
EQ/MID CAP VALUE PLUS.......   0.80%         B         $184.63         --
EQ/MID CAP VALUE PLUS.......   0.90%         B         $123.85         35
EQ/MID CAP VALUE PLUS.......   0.90%         B         $153.26          7
EQ/MID CAP VALUE PLUS.......   0.95%         B         $155.49        121
EQ/MID CAP VALUE PLUS.......   1.00%         B         $122.18         --
EQ/MID CAP VALUE PLUS.......   1.10%         B         $120.52         12
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.52        282
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.89         26
EQ/MID CAP VALUE PLUS.......   1.25%         B         $ 75.95         27
EQ/MID CAP VALUE PLUS.......   1.30%         B         $ 87.06         10
EQ/MID CAP VALUE PLUS.......   1.34%         B         $147.16      2,260
EQ/MID CAP VALUE PLUS.......   1.35%         B         $116.48         11
EQ/MID CAP VALUE PLUS.......   1.45%         B         $114.55          1

EQ/MONEY MARKET.............   0.00%         A         $  1.00        249
EQ/MONEY MARKET.............   0.50%         A         $106.01         --
EQ/MONEY MARKET.............   0.70%         A         $133.89          1
EQ/MONEY MARKET***..........   0.74%         A         $ 47.11         32
EQ/MONEY MARKET.............   0.90%         A         $139.62         24
EQ/MONEY MARKET.............   1.00%         A         $140.46         --
EQ/MONEY MARKET.............   1.20%         A         $129.43          2
EQ/MONEY MARKET.............   1.34%         A         $  1.00         --
EQ/MONEY MARKET.............   1.35%         A         $140.20        130
EQ/MONEY MARKET.............   1.35%         A         $140.87         22
EQ/MONEY MARKET***..........   1.40%         A         $ 35.56      1,122
EQ/MONEY MARKET.............   1.45%         A         $117.06         --
EQ/MONEY MARKET.............   0.00%         B         $  1.00        216
EQ/MONEY MARKET.............   0.25%         B         $120.21         --
EQ/MONEY MARKET.............   0.50%         B         $116.87         --
EQ/MONEY MARKET.............   0.70%         B         $120.57          2
EQ/MONEY MARKET.............   0.80%         B         $ 97.79         --
EQ/MONEY MARKET.............   0.90%         B         $110.88         --
EQ/MONEY MARKET.............   0.90%         B         $122.57          1
EQ/MONEY MARKET.............   0.95%         B         $116.87        170
EQ/MONEY MARKET.............   1.00%         B         $106.14         --
EQ/MONEY MARKET.............   1.10%         B         $114.71         29
EQ/MONEY MARKET.............   1.20%         B         $  1.00        334
EQ/MONEY MARKET.............   1.20%         B         $117.54         51
EQ/MONEY MARKET.............   1.25%         B         $ 98.61         75
EQ/MONEY MARKET.............   1.30%         B         $100.81          4

EQ/MONTAG & CALDWELL GROWTH.   0.00%         B         $139.87         --
EQ/MONTAG & CALDWELL GROWTH.   0.25%         B         $137.36         --
EQ/MONTAG & CALDWELL GROWTH.   0.50%         B         $134.90         --
EQ/MONTAG & CALDWELL GROWTH.   0.70%         B         $132.95          1
EQ/MONTAG & CALDWELL GROWTH.   0.80%         B         $156.86         --
EQ/MONTAG & CALDWELL GROWTH.   0.90%         B         $131.03          7
EQ/MONTAG & CALDWELL GROWTH.   0.95%         B         $130.55         19
EQ/MONTAG & CALDWELL GROWTH.   1.00%         B         $130.08         --
EQ/MONTAG & CALDWELL GROWTH.   1.10%         B         $129.13          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $128.19        37
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $101.32        18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $111.75         3
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $126.89       203
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $126.79        --
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $125.87        --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.25%         B         $165.92        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $163.17         2
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $160.99         4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $201.48        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $158.84        45
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $158.31        44
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $157.78        --
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $156.72        24
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $155.66       218
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $101.56        95
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $120.29         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $154.20       807
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $154.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $153.06         1

EQ/MUTUAL LARGE CAP EQUITY.......   0.25%         B         $ 89.36        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $ 88.18        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $ 87.24        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.80%         B         $153.09        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $ 86.31         6
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $ 86.08        13
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $ 85.85        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $ 85.39         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $ 84.93        41
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $ 72.69         5
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $ 81.80        10
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $ 84.29       231
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B         $ 84.25        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $ 83.80        --

EQ/OPPENHEIMER GLOBAL............   0.25%         B         $100.47        --
EQ/OPPENHEIMER GLOBAL............   0.50%         B         $ 99.14        --
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $ 98.09         3
EQ/OPPENHEIMER GLOBAL............   0.80%         B         $165.40        --
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $ 97.04         8
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $ 96.78        26
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $ 96.53        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $ 96.01        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $ 95.49        94
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $ 78.50        29
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $ 90.04         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $ 94.78       346
EQ/OPPENHEIMER GLOBAL............   1.35%         B         $ 94.72        --
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $ 94.21        --

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 99.23         2
EQ/PIMCO ULTRA SHORT BOND........   1.25%         A         $ 98.88        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   0.25%         B         $115.07        --
EQ/PIMCO ULTRA SHORT BOND.....   0.50%         B         $113.17        --
EQ/PIMCO ULTRA SHORT BOND.....   0.70%         B         $111.66         5
EQ/PIMCO ULTRA SHORT BOND.....   0.80%         B         $105.59        --
EQ/PIMCO ULTRA SHORT BOND.....   0.90%         B         $110.17        27
EQ/PIMCO ULTRA SHORT BOND.....   0.95%         B         $109.80       152
EQ/PIMCO ULTRA SHORT BOND.....   1.00%         B         $109.43        --
EQ/PIMCO ULTRA SHORT BOND.....   1.10%         B         $108.70        56
EQ/PIMCO ULTRA SHORT BOND.....   1.20%         B         $107.97       156
EQ/PIMCO ULTRA SHORT BOND.....   1.25%         B         $108.99        85
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $108.36         4
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $106.95       662
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $106.88        --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $106.16        --

EQ/QUALITY BOND PLUS..........   0.50%         A         $110.81        --
EQ/QUALITY BOND PLUS..........   0.70%         A         $165.87         2
EQ/QUALITY BOND PLUS..........   0.90%         A         $183.03         9
EQ/QUALITY BOND PLUS..........   1.00%         A         $183.69        --
EQ/QUALITY BOND PLUS..........   1.20%         A         $162.62         2
EQ/QUALITY BOND PLUS..........   1.34%         A         $180.55       567
EQ/QUALITY BOND PLUS..........   1.35%         A         $190.23         6
EQ/QUALITY BOND PLUS..........   1.45%         A         $141.77        --
EQ/QUALITY BOND PLUS..........   0.25%         B         $150.06        --
EQ/QUALITY BOND PLUS..........   0.50%         B         $145.89        --
EQ/QUALITY BOND PLUS..........   0.70%         B         $149.82        --
EQ/QUALITY BOND PLUS..........   0.80%         B         $112.74        --
EQ/QUALITY BOND PLUS..........   0.90%         B         $147.68         4
EQ/QUALITY BOND PLUS..........   0.95%         B         $145.24        83
EQ/QUALITY BOND PLUS..........   1.00%         B         $117.39        --
EQ/QUALITY BOND PLUS..........   1.10%         B         $142.55        12
EQ/QUALITY BOND PLUS..........   1.20%         B         $142.03        95
EQ/QUALITY BOND PLUS..........   1.25%         B         $104.95        28
EQ/QUALITY BOND PLUS..........   1.30%         B         $105.09         3

EQ/SMALL COMPANY INDEX........   0.25%         B         $167.39        --
EQ/SMALL COMPANY INDEX........   0.50%         B         $163.21        --
EQ/SMALL COMPANY INDEX........   0.70%         B         $159.93        24
EQ/SMALL COMPANY INDEX........   0.80%         B         $191.54        --
EQ/SMALL COMPANY INDEX........   0.90%         B         $156.72        25
EQ/SMALL COMPANY INDEX........   0.95%         B         $155.93        37
EQ/SMALL COMPANY INDEX........   1.00%         B         $155.14        --
EQ/SMALL COMPANY INDEX........   1.10%         B         $153.56        12
EQ/SMALL COMPANY INDEX........   1.20%         B         $152.00       176
EQ/SMALL COMPANY INDEX........   1.25%         B         $ 86.27        61
EQ/SMALL COMPANY INDEX........   1.30%         B         $ 95.02         4
EQ/SMALL COMPANY INDEX........   1.34%         B         $149.85       854
EQ/SMALL COMPANY INDEX........   1.35%         B         $149.70         2
EQ/SMALL COMPANY INDEX........   1.45%         B         $148.17        --

EQ/T. ROWE PRICE GROWTH STOCK.   0.00%         B         $112.33        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.25%         B         $110.32        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $108.34        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $106.77        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $166.67        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $105.23        45
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $104.85        55
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $104.47        --
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $103.71        20
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $102.95       324
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $ 87.38        96
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $ 94.58         3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $101.90       915
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $101.83         2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $101.09        --

EQ/TEMPLETON GLOBAL EQUITY....   0.25%         B         $ 82.93        --
EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $ 81.83        --
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $ 80.96         1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $149.34        --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $ 80.10         8
EQ/TEMPLETON GLOBAL EQUITY....   0.95%         B         $ 79.89        17
EQ/TEMPLETON GLOBAL EQUITY....   1.00%         B         $ 79.67        --
EQ/TEMPLETON GLOBAL EQUITY....   1.10%         B         $ 79.25         6
EQ/TEMPLETON GLOBAL EQUITY....   1.20%         B         $ 78.82        75
EQ/TEMPLETON GLOBAL EQUITY....   1.25%         B         $ 67.83        12
EQ/TEMPLETON GLOBAL EQUITY....   1.30%         B         $ 75.98         9
EQ/TEMPLETON GLOBAL EQUITY....   1.34%         B         $ 78.23       247
EQ/TEMPLETON GLOBAL EQUITY....   1.35%         B         $ 78.19        --
EQ/TEMPLETON GLOBAL EQUITY....   1.45%         B         $ 77.77        --

EQ/UBS GROWTH & INCOME........   0.00%         B         $120.36        --
EQ/UBS GROWTH & INCOME........   0.25%         B         $118.20        --
EQ/UBS GROWTH & INCOME........   0.50%         B         $116.08        --
EQ/UBS GROWTH & INCOME........   0.70%         B         $114.40        --
EQ/UBS GROWTH & INCOME........   0.80%         B         $169.88        --
EQ/UBS GROWTH & INCOME........   0.90%         B         $112.75         2
EQ/UBS GROWTH & INCOME........   0.95%         B         $112.34         7
EQ/UBS GROWTH & INCOME........   1.00%         B         $111.93        --
EQ/UBS GROWTH & INCOME........   1.10%         B         $111.12         2
EQ/UBS GROWTH & INCOME........   1.20%         B         $110.31        40
EQ/UBS GROWTH & INCOME........   1.25%         B         $ 76.88        15
EQ/UBS GROWTH & INCOME........   1.30%         B         $ 85.13         2
EQ/UBS GROWTH & INCOME........   1.34%         B         $109.19       109
EQ/UBS GROWTH & INCOME........   1.35%         B         $109.11        --
EQ/UBS GROWTH & INCOME........   1.45%         B         $108.31        --

EQ/VAN KAMPEN COMSTOCK........   0.25%         B         $106.92        --
EQ/VAN KAMPEN COMSTOCK........   0.50%         B         $105.15        --
EQ/VAN KAMPEN COMSTOCK........   0.70%         B         $103.75        --
EQ/VAN KAMPEN COMSTOCK........   0.80%         B         $174.20        --
EQ/VAN KAMPEN COMSTOCK........   0.90%         B         $102.37         4
EQ/VAN KAMPEN COMSTOCK........   0.95%         B         $102.02        19
EQ/VAN KAMPEN COMSTOCK........   1.00%         B         $101.68        --
EQ/VAN KAMPEN COMSTOCK........   1.10%         B         $101.00         4
EQ/VAN KAMPEN COMSTOCK........   1.20%         B         $100.32        22
EQ/VAN KAMPEN COMSTOCK........   1.25%         B         $ 78.68         5
EQ/VAN KAMPEN COMSTOCK........   1.30%         B         $ 85.99         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                         CONTRACT                             OUTSTANDING
                                         CHARGES**   SHARE CLASS*  UNIT VALUE   (000'S)
                                         --------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..................   1.34%          B         $ 99.37       175
EQ/VAN KAMPEN COMSTOCK..................   1.35%          B         $ 99.31        --
EQ/VAN KAMPEN COMSTOCK..................   1.45%          B         $ 98.64        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.25%          B         $113.25        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.50%          B         $110.09        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%          B         $111.11         5
EQ/WELLS FARGO OMEGA GROWTH.............   0.80%          B         $165.73        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%          B         $108.38        17
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%          B         $107.71        61
EQ/WELLS FARGO OMEGA GROWTH.............   1.00%          B         $107.04        --
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%          B         $105.71        22
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%          B         $104.39       117
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%          B         $105.91        40
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%          B         $121.25         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%          B         $102.58       665
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%          B         $102.45         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%          B         $101.17        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.35        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $102.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $114.04        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.56        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $113.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.22         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $113.43         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%   SERVICE CLASS 2  $113.36        17
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.04         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%   SERVICE CLASS 2  $101.87        12
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $101.69       196
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $112.98        20
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%   SERVICE CLASS 2  $112.90        66
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%   SERVICE CLASS 2  $112.76       327
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%   SERVICE CLASS 2  $ 89.78        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.77        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%   SERVICE CLASS 2  $103.33        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.98        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.81        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.63        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.46        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%   SERVICE CLASS 2  $102.28        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%   SERVICE CLASS 2  $102.11         6

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.25%   SERVICE CLASS 2  $100.61        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%   SERVICE CLASS 2  $100.19        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.70%   SERVICE CLASS 2  $ 99.85        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%   SERVICE CLASS 2  $ 99.51        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.00%   SERVICE CLASS 2  $ 99.34        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.10%   SERVICE CLASS 2  $ 99.17         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.20%   SERVICE CLASS 2  $ 99.00        38

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.25%   SERVICE SHARES  $100.89       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $ 86.49       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $100.47       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $ 86.38       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $100.12       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.80%   SERVICE SHARES  $ 99.95       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 86.27       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 99.78       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.95%   SERVICE SHARES  $ 86.24        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.00%   SERVICE SHARES  $ 99.61       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.10%   SERVICE SHARES  $ 99.44        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 86.10       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 99.27       13
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.25%   SERVICE SHARES  $ 86.08        6
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.34%   SERVICE SHARES  $ 86.03       20
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.45%   SERVICE SHARES  $ 85.97       --

INVESCO V.I. DIVIDEND GROWTH FUND....   0.25%     SERIES II     $ 91.90       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.50%     SERIES II     $ 91.51       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.70%     SERIES II     $ 91.20       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.80%     SERIES II     $ 91.05       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.90%     SERIES II     $ 90.89       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.00%     SERIES II     $ 90.74       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.10%     SERIES II     $ 90.58       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.20%     SERIES II     $ 90.43        2

INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.25%     SERIES II     $103.59       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $101.64       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $103.15        1
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $101.37       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $102.80       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.80%     SERIES II     $102.63       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $101.10        3
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $102.45       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.95%     SERIES II     $101.03       10
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.00%     SERIES II     $102.28       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.10%     SERIES II     $102.10        4
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $100.69        2
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $101.93       30
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.25%     SERIES II     $100.62        8
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.34%     SERIES II     $100.50       60
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.45%     SERIES II     $ 87.60       --

INVESCO V.I. HIGH YIELD FUND.........   0.00%     SERIES II     $ 95.81       --
INVESCO V.I. HIGH YIELD FUND.........   0.25%     SERIES II     $ 95.66       --
INVESCO V.I. HIGH YIELD FUND.........   0.50%     SERIES II     $ 95.50       --
INVESCO V.I. HIGH YIELD FUND.........   0.70%     SERIES II     $ 95.38       --
INVESCO V.I. HIGH YIELD FUND.........   0.80%     SERIES II     $ 95.32       --
INVESCO V.I. HIGH YIELD FUND.........   0.90%     SERIES II     $ 95.26       --
INVESCO V.I. HIGH YIELD FUND.........   0.95%     SERIES II     $ 95.23        1
INVESCO V.I. HIGH YIELD FUND.........   1.00%     SERIES II     $ 95.20       --
INVESCO V.I. HIGH YIELD FUND.........   1.10%     SERIES II     $ 95.14        2
INVESCO V.I. HIGH YIELD FUND.........   1.20%     SERIES II     $ 95.08        5
INVESCO V.I. HIGH YIELD FUND.........   1.25%     SERIES II     $ 95.05        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $ 94.99       18
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $ 94.92       --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.25%     SERIES II     $102.26       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $ 87.27       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $101.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $ 87.16       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $101.48       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $101.31       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $ 87.04        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $101.13        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $ 87.02        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $100.96       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $100.79        2
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $ 86.88        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $100.62       37
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $ 86.85        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $ 86.80       39
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $ 86.74       --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.25%     SERIES II     $ 97.88       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $ 97.47       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $106.96       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $ 97.14       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $106.67       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $ 96.97       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $ 96.81       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $106.39        1
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $106.32        3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $ 96.64       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $ 96.48        2
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $ 96.31       14
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $105.96        4
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $105.89        7
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $105.76       36
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $ 85.14       --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.25%     SERIES II     $107.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $107.50       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $122.82       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $107.13       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $122.49       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.80%     SERIES II     $106.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $106.77       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $122.16       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $122.08        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $106.58       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $106.40        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $106.22        7
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $121.67        1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $121.59        3
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $121.44       18
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.45%     SERIES II     $ 88.33       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                --------- -------------- ---------- -----------
IVY FUNDS VIP ENERGY...........   0.25%   COMMON SHARES   $103.64        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $103.21        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $116.61        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $102.85        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $116.30         1
IVY FUNDS VIP ENERGY...........   0.80%   COMMON SHARES   $102.68        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $102.50        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $115.99         2
IVY FUNDS VIP ENERGY...........   0.95%   COMMON SHARES   $115.92         9
IVY FUNDS VIP ENERGY...........   1.00%   COMMON SHARES   $102.33        --
IVY FUNDS VIP ENERGY...........   1.10%   COMMON SHARES   $102.16         3
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $101.98        31
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $115.53        10
IVY FUNDS VIP ENERGY...........   1.25%   COMMON SHARES   $115.45         9
IVY FUNDS VIP ENERGY...........   1.34%   COMMON SHARES   $115.31        78
IVY FUNDS VIP ENERGY...........   1.45%   COMMON SHARES   $ 86.86        --

IVY FUNDS VIP HIGH INCOME......   0.25%   COMMON SHARES   $111.93        --
IVY FUNDS VIP HIGH INCOME......   0.50%   COMMON SHARES   $111.56        --
IVY FUNDS VIP HIGH INCOME......   0.70%   COMMON SHARES   $111.26        --
IVY FUNDS VIP HIGH INCOME......   0.80%   COMMON SHARES   $111.12        --
IVY FUNDS VIP HIGH INCOME......   0.90%   COMMON SHARES   $110.97         4
IVY FUNDS VIP HIGH INCOME......   0.95%   COMMON SHARES   $110.89        28
IVY FUNDS VIP HIGH INCOME......   1.00%   COMMON SHARES   $110.82        --
IVY FUNDS VIP HIGH INCOME......   1.10%   COMMON SHARES   $110.67        14
IVY FUNDS VIP HIGH INCOME......   1.20%   COMMON SHARES   $110.52        62
IVY FUNDS VIP HIGH INCOME......   1.25%   COMMON SHARES   $110.45        37
IVY FUNDS VIP HIGH INCOME......   1.34%   COMMON SHARES   $110.31       156
IVY FUNDS VIP HIGH INCOME......   1.45%   COMMON SHARES   $ 98.24        --

IVY FUNDS VIP MID CAP GROWTH...   0.00%   COMMON SHARES   $ 90.46        --
IVY FUNDS VIP MID CAP GROWTH...   0.25%   COMMON SHARES   $ 90.31        --
IVY FUNDS VIP MID CAP GROWTH...   0.50%   COMMON SHARES   $ 90.17        --
IVY FUNDS VIP MID CAP GROWTH...   0.70%   COMMON SHARES   $ 90.05        --
IVY FUNDS VIP MID CAP GROWTH...   0.80%   COMMON SHARES   $ 89.99        --
IVY FUNDS VIP MID CAP GROWTH...   0.90%   COMMON SHARES   $ 89.94         1
IVY FUNDS VIP MID CAP GROWTH...   0.95%   COMMON SHARES   $ 89.91         3
IVY FUNDS VIP MID CAP GROWTH...   1.00%   COMMON SHARES   $ 89.88        --
IVY FUNDS VIP MID CAP GROWTH...   1.10%   COMMON SHARES   $ 89.82         1
IVY FUNDS VIP MID CAP GROWTH...   1.20%   COMMON SHARES   $ 89.76        10
IVY FUNDS VIP MID CAP GROWTH...   1.25%   COMMON SHARES   $ 89.73         4
IVY FUNDS VIP MID CAP GROWTH...   1.34%   COMMON SHARES   $ 89.68        45
IVY FUNDS VIP MID CAP GROWTH...   1.45%   COMMON SHARES   $ 89.62        --

IVY FUNDS VIP SMALL CAP GROWTH.   0.25%   COMMON SHARES   $101.06        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $ 79.53        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $100.63        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $ 79.43        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $100.29        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.80%   COMMON SHARES   $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 79.33         1
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 99.95        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.95%   COMMON SHARES   $ 79.30         1
IVY FUNDS VIP SMALL CAP GROWTH.   1.00%   COMMON SHARES   $ 99.78        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                     --------- -------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%   COMMON SHARES   $ 99.61         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 79.17        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 99.44         9
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%   COMMON SHARES   $ 79.15         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%   COMMON SHARES   $ 79.10        19
IVY FUNDS VIP SMALL CAP GROWTH......................   1.45%   COMMON SHARES   $ 79.04        --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.25%   SERVICE SHARES  $ 93.05        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%   SERVICE SHARES  $ 92.74        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%   SERVICE SHARES  $ 92.49         3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%   SERVICE SHARES  $ 92.37        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%   SERVICE SHARES  $ 92.25        12
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%   SERVICE SHARES  $ 92.18        29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%   SERVICE SHARES  $ 92.12        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%   SERVICE SHARES  $ 92.00        15
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%   SERVICE SHARES  $ 91.87       123
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%   SERVICE SHARES  $ 91.81        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%   SERVICE SHARES  $ 91.70       285
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%   SERVICE SHARES  $ 82.12        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.25%   SERVICE CLASS   $104.51        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $104.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $108.94        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $103.72        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $108.65        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%   SERVICE CLASS   $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $103.36         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $108.36         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%   SERVICE CLASS   $108.29        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.00%   SERVICE CLASS   $103.19        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.10%   SERVICE CLASS   $103.01         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $102.84        75
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $107.92         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.25%   SERVICE CLASS   $107.85        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.34%   SERVICE CLASS   $107.72       157
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.45%   SERVICE CLASS   $ 91.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................   0.25%   SERVICE CLASS   $119.47        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.50%   SERVICE CLASS   $119.07        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.70%   SERVICE CLASS   $118.75        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.80%   SERVICE CLASS   $118.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.90%   SERVICE CLASS   $118.44         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.95%   SERVICE CLASS   $118.36         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.00%   SERVICE CLASS   $118.28        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.10%   SERVICE CLASS   $118.12         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.20%   SERVICE CLASS   $117.96         7
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.25%   SERVICE CLASS   $117.88         2
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.34%   SERVICE CLASS   $117.74        10
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.45%   SERVICE CLASS   $ 92.32        --

MFS(R) INVESTORS TRUST SERIES.......................   0.25%   SERVICE CLASS   $ 99.82        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $ 99.40        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $111.85        --
MFS(R) INVESTORS TRUST SERIES.......................   0.70%   SERVICE CLASS   $ 99.06        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.....   0.70%   SERVICE CLASS   $111.55         --
MFS(R) INVESTORS TRUST SERIES.....   0.80%   SERVICE CLASS   $ 98.89         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $ 98.72         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $111.25         --
MFS(R) INVESTORS TRUST SERIES.....   0.95%   SERVICE CLASS   $111.18          1
MFS(R) INVESTORS TRUST SERIES.....   1.00%   SERVICE CLASS   $ 98.56         --
MFS(R) INVESTORS TRUST SERIES.....   1.10%   SERVICE CLASS   $ 98.39          1
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $ 98.22         15
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $110.81          3
MFS(R) INVESTORS TRUST SERIES.....   1.25%   SERVICE CLASS   $110.73          1
MFS(R) INVESTORS TRUST SERIES.....   1.34%   SERVICE CLASS   $110.60         11
MFS(R) INVESTORS TRUST SERIES.....   1.45%   SERVICE CLASS   $ 90.30         --

MFS(R) TECHNOLOGY PORTFOLIO.......   0.25%   SERVICE CLASS   $120.43         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.50%   SERVICE CLASS   $120.03         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.70%   SERVICE CLASS   $119.71         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.80%   SERVICE CLASS   $119.55         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.90%   SERVICE CLASS   $119.39          1
MFS(R) TECHNOLOGY PORTFOLIO.......   0.95%   SERVICE CLASS   $119.31          4
MFS(R) TECHNOLOGY PORTFOLIO.......   1.00%   SERVICE CLASS   $119.23         --
MFS(R) TECHNOLOGY PORTFOLIO.......   1.10%   SERVICE CLASS   $119.07          2
MFS(R) TECHNOLOGY PORTFOLIO.......   1.20%   SERVICE CLASS   $118.91         19
MFS(R) TECHNOLOGY PORTFOLIO.......   1.25%   SERVICE CLASS   $118.83          6
MFS(R) TECHNOLOGY PORTFOLIO.......   1.34%   SERVICE CLASS   $118.68         48
MFS(R) TECHNOLOGY PORTFOLIO.......   1.45%   SERVICE CLASS   $ 92.48         --

MFS(R) UTILITIES SERIES...........   0.25%   SERVICE CLASS   $118.13         --
MFS(R) UTILITIES SERIES...........   0.50%   SERVICE CLASS   $117.74         --
MFS(R) UTILITIES SERIES...........   0.70%   SERVICE CLASS   $117.43          2
MFS(R) UTILITIES SERIES...........   0.80%   SERVICE CLASS   $117.27         --
MFS(R) UTILITIES SERIES...........   0.90%   SERVICE CLASS   $117.11          3
MFS(R) UTILITIES SERIES...........   0.95%   SERVICE CLASS   $117.03          7
MFS(R) UTILITIES SERIES...........   1.00%   SERVICE CLASS   $116.96         --
MFS(R) UTILITIES SERIES...........   1.10%   SERVICE CLASS   $116.80          4
MFS(R) UTILITIES SERIES...........   1.20%   SERVICE CLASS   $116.64         41
MFS(R) UTILITIES SERIES...........   1.25%   SERVICE CLASS   $116.56         12
MFS(R) UTILITIES SERIES...........   1.34%   SERVICE CLASS   $116.42        106
MFS(R) UTILITIES SERIES...........   1.45%   SERVICE CLASS   $ 94.91         --

MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         A         $ 93.39         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         A         $ 76.41         15
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         A         $ 93.90         49
MULTIMANAGER AGGRESSIVE EQUITY....   1.00%         A         $106.78         --
MULTIMANAGER AGGRESSIVE EQUITY....   1.20%         A         $ 81.89         21
MULTIMANAGER AGGRESSIVE EQUITY***.   1.34%         A         $ 69.95      5,698
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $120.51        729
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $126.88         27
MULTIMANAGER AGGRESSIVE EQUITY....   1.45%         A         $ 66.42          5
MULTIMANAGER AGGRESSIVE EQUITY....   0.25%         B         $ 72.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         B         $ 70.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         B         $ 75.09         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.80%         B         $166.25         --
MULTIMANAGER AGGRESSIVE EQUITY***.   0.90%         B         $ 57.71         14
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         B         $ 69.43          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......   0.95%         B         $ 72.79        84
MULTIMANAGER AGGRESSIVE EQUITY.......   1.00%         B         $137.04        --
MULTIMANAGER AGGRESSIVE EQUITY.......   1.10%         B         $ 71.44         9
MULTIMANAGER AGGRESSIVE EQUITY.......   1.20%         B         $ 66.45       170
MULTIMANAGER AGGRESSIVE EQUITY.......   1.25%         B         $ 76.41        17
MULTIMANAGER AGGRESSIVE EQUITY.......   1.30%         B         $ 88.48         4

MULTIMANAGER CORE BOND...............   0.25%         B         $159.10        --
MULTIMANAGER CORE BOND...............   0.50%         B         $155.17        --
MULTIMANAGER CORE BOND...............   0.70%         B         $133.26        --
MULTIMANAGER CORE BOND...............   0.70%         B         $152.07         1
MULTIMANAGER CORE BOND...............   0.80%         B         $119.85        --
MULTIMANAGER CORE BOND...............   0.90%         B         $131.41        --
MULTIMANAGER CORE BOND...............   0.90%         B         $149.04        13
MULTIMANAGER CORE BOND...............   0.95%         B         $148.29       115
MULTIMANAGER CORE BOND...............   1.00%         B         $147.55        --
MULTIMANAGER CORE BOND...............   1.10%         B         $146.06        28
MULTIMANAGER CORE BOND...............   1.20%         B         $128.66        --
MULTIMANAGER CORE BOND...............   1.20%         B         $144.59       110
MULTIMANAGER CORE BOND...............   1.25%         B         $126.07        82
MULTIMANAGER CORE BOND...............   1.30%         B         $124.83         5
MULTIMANAGER CORE BOND...............   1.34%         B         $142.56       487
MULTIMANAGER CORE BOND...............   1.35%         B         $142.41         3
MULTIMANAGER CORE BOND...............   1.45%         B         $140.97        --

MULTIMANAGER INTERNATIONAL EQUITY....   0.25%         B         $119.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.50%         B         $116.60        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $ 95.63        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $114.27         1
MULTIMANAGER INTERNATIONAL EQUITY....   0.80%         B         $138.81        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $ 94.29        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $112.00        12
MULTIMANAGER INTERNATIONAL EQUITY....   0.95%         B         $111.43        42
MULTIMANAGER INTERNATIONAL EQUITY....   1.00%         B         $110.87        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.10%         B         $109.76         4
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $ 87.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $108.65        51
MULTIMANAGER INTERNATIONAL EQUITY....   1.25%         B         $ 57.75         9
MULTIMANAGER INTERNATIONAL EQUITY....   1.30%         B         $ 67.11         2
MULTIMANAGER INTERNATIONAL EQUITY....   1.34%         B         $107.12       354
MULTIMANAGER INTERNATIONAL EQUITY***.   1.34%         B         $123.75        14
MULTIMANAGER INTERNATIONAL EQUITY....   1.35%         B         $107.01        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.45%         B         $105.93        --

MULTIMANAGER LARGE CAP CORE EQUITY...   0.25%         B         $111.89        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.50%         B         $109.12        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $102.47        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $106.95        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.80%         B         $155.73        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $101.05        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $103.76        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $104.81         2
MULTIMANAGER LARGE CAP CORE EQUITY...   0.95%         B         $104.29         8
MULTIMANAGER LARGE CAP CORE EQUITY...   1.00%         B         $103.76        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                    --------- -------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $102.72         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $ 98.93        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $101.68        16
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $ 75.18         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $ 83.87         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $100.25        95
MULTIMANAGER LARGE CAP CORE EQUITY.   1.35%         B         $100.15        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $ 99.14        --

MULTIMANAGER LARGE CAP VALUE.......   0.25%         B         $127.59        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $124.43        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $104.95        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $121.95         3
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $158.07        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $103.49        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $119.52         4
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $118.92        49
MULTIMANAGER LARGE CAP VALUE.......   1.00%         B         $118.32        --
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $117.13         5
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $101.33        --
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $115.95        62
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $ 73.75        10
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $ 82.97         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $114.32       279
MULTIMANAGER LARGE CAP VALUE.......   1.35%         B         $114.20        --
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $113.05        --

MULTIMANAGER MID CAP GROWTH........   0.25%         B         $119.36        --
MULTIMANAGER MID CAP GROWTH........   0.50%         B         $116.41        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $114.08         1
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $123.55        --
MULTIMANAGER MID CAP GROWTH........   0.80%         B         $183.07        --
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $111.81         6
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $121.83        --
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $111.25        41
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $110.69        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $109.57         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $108.47        64
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $113.13        --
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $ 87.26         9
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $101.26         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $106.94       437
MULTIMANAGER MID CAP GROWTH***.....   1.34%         B         $159.94         8
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $106.83        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $105.75        --

MULTIMANAGER MID CAP VALUE.........   0.25%         B         $145.56        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $141.96        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $121.55        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $139.12         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $181.17        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $119.86        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $136.35         8
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $135.66        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.......   1.00%         B         $134.98        --
MULTIMANAGER MID CAP VALUE.......   1.10%         B         $133.62         6
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $111.30        --
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $132.28        49
MULTIMANAGER MID CAP VALUE.......   1.25%         B         $ 84.09        14
MULTIMANAGER MID CAP VALUE.......   1.30%         B         $ 96.63         2
MULTIMANAGER MID CAP VALUE.......   1.34%         B         $130.42       316
MULTIMANAGER MID CAP VALUE***....   1.34%         B         $166.07         5
MULTIMANAGER MID CAP VALUE.......   1.35%         B         $130.28        --
MULTIMANAGER MID CAP VALUE.......   1.45%         B         $128.97        --

MULTIMANAGER MULTI-SECTOR BOND...   0.50%         A         $ 98.22        --
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         A         $113.93         2
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         A         $148.19        11
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         A         $159.78        --
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         A         $123.83         5
MULTIMANAGER MULTI-SECTOR BOND...   1.34%         A         $163.72       522
MULTIMANAGER MULTI-SECTOR BOND...   1.35%         A         $174.49         5
MULTIMANAGER MULTI-SECTOR BOND...   1.45%         A         $ 95.68         1
MULTIMANAGER MULTI-SECTOR BOND...   0.25%         B         $130.89        --
MULTIMANAGER MULTI-SECTOR BOND...   0.50%         B         $127.26         1
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         B         $118.98        --
MULTIMANAGER MULTI-SECTOR BOND...   0.80%         B         $122.71        --
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         B         $100.07         5
MULTIMANAGER MULTI-SECTOR BOND...   0.95%         B         $115.34        96
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         B         $134.80        --
MULTIMANAGER MULTI-SECTOR BOND...   1.10%         B         $113.20        12
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         B         $ 95.71       134
MULTIMANAGER MULTI-SECTOR BOND...   1.25%         B         $ 89.29        34
MULTIMANAGER MULTI-SECTOR BOND...   1.30%         B         $ 93.07         7

MULTIMANAGER SMALL CAP GROWTH....   0.00%         B         $118.32        --
MULTIMANAGER SMALL CAP GROWTH....   0.25%         B         $116.20        --
MULTIMANAGER SMALL CAP GROWTH....   0.50%         B         $114.12        --
MULTIMANAGER SMALL CAP GROWTH....   0.70%         B         $112.47         1
MULTIMANAGER SMALL CAP GROWTH....   0.80%         B         $170.34        --
MULTIMANAGER SMALL CAP GROWTH....   0.90%         B         $110.84         5
MULTIMANAGER SMALL CAP GROWTH....   0.95%         B         $110.44        24
MULTIMANAGER SMALL CAP GROWTH....   1.00%         B         $110.04        --
MULTIMANAGER SMALL CAP GROWTH....   1.10%         B         $109.24         3
MULTIMANAGER SMALL CAP GROWTH....   1.20%         B         $108.44        35
MULTIMANAGER SMALL CAP GROWTH....   1.25%         B         $ 73.60         5
MULTIMANAGER SMALL CAP GROWTH....   1.30%         B         $ 84.29         1
MULTIMANAGER SMALL CAP GROWTH***.   1.34%         B         $106.67        14
MULTIMANAGER SMALL CAP GROWTH....   1.34%         B         $107.34       276
MULTIMANAGER SMALL CAP GROWTH....   1.35%         B         $107.26         1
MULTIMANAGER SMALL CAP GROWTH....   1.45%         B         $106.47        --

MULTIMANAGER SMALL CAP VALUE.....   0.25%         B         $167.79        --
MULTIMANAGER SMALL CAP VALUE.....   0.50%         B         $163.11        --
MULTIMANAGER SMALL CAP VALUE.....   0.70%         B         $169.13         1
MULTIMANAGER SMALL CAP VALUE.....   0.80%         B         $187.54        --
MULTIMANAGER SMALL CAP VALUE.....   0.90%         B         $164.97        12
MULTIMANAGER SMALL CAP VALUE.....   0.95%         B         $129.37        42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                       --------- -------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................   1.00%         B         $162.93        --
MULTIMANAGER SMALL CAP VALUE..........................   1.10%         B         $160.90         2
MULTIMANAGER SMALL CAP VALUE..........................   1.20%         B         $158.90        57
MULTIMANAGER SMALL CAP VALUE..........................   1.25%         B         $ 71.74         3
MULTIMANAGER SMALL CAP VALUE..........................   1.30%         B         $ 78.35        --
MULTIMANAGER SMALL CAP VALUE***.......................   1.34%         B         $154.82        19
MULTIMANAGER SMALL CAP VALUE..........................   1.34%         B         $156.14       559
MULTIMANAGER SMALL CAP VALUE..........................   1.35%         B         $155.94         1
MULTIMANAGER SMALL CAP VALUE..........................   1.45%         B         $120.74        --

MULTIMANAGER TECHNOLOGY...............................   0.25%         B         $122.85        --
MULTIMANAGER TECHNOLOGY...............................   0.50%         B         $119.81         1
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $117.42         3
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $133.23        --
MULTIMANAGER TECHNOLOGY...............................   0.80%         B         $180.28        --
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $115.08        10
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $131.38        --
MULTIMANAGER TECHNOLOGY***............................   0.90%         B         $121.29        --
MULTIMANAGER TECHNOLOGY...............................   0.95%         B         $114.50        45
MULTIMANAGER TECHNOLOGY...............................   1.00%         B         $113.93        --
MULTIMANAGER TECHNOLOGY...............................   1.10%         B         $112.78        10
MULTIMANAGER TECHNOLOGY...............................   1.20%         B         $111.64       131
MULTIMANAGER TECHNOLOGY...............................   1.25%         B         $ 92.73        18
MULTIMANAGER TECHNOLOGY...............................   1.30%         B         $108.96         3
MULTIMANAGER TECHNOLOGY...............................   1.34%         B         $110.07       750
MULTIMANAGER TECHNOLOGY***............................   1.34%         B         $170.97         4
MULTIMANAGER TECHNOLOGY...............................   1.35%         B         $109.96         2
MULTIMANAGER TECHNOLOGY...............................   1.45%         B         $108.85         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.25%   SERVICE CLASS   $106.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.50%   SERVICE CLASS   $106.07        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.70%   SERVICE CLASS   $105.70        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.80%   SERVICE CLASS   $105.53        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.90%   SERVICE CLASS   $105.35        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.00%   SERVICE CLASS   $105.17        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.10%   SERVICE CLASS   $104.99        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.20%   SERVICE CLASS   $104.81         2

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.25%   ADVISOR CLASS   $114.35        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.50%   ADVISOR CLASS   $113.87        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.70%   ADVISOR CLASS   $113.48        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.80%   ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.90%   ADVISOR CLASS   $113.09         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.00%   ADVISOR CLASS   $112.90        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.10%   ADVISOR CLASS   $112.71        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.20%   ADVISOR CLASS   $112.52        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                               UNITS
                        CONTRACT                            OUTSTANDING
                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                        --------- -------------- ---------- -----------
TARGET 2015 ALLOCATION.   0.00%         B         $104.99        --
TARGET 2015 ALLOCATION.   0.25%         B         $103.60        --
TARGET 2015 ALLOCATION.   0.50%         B         $102.23        --
TARGET 2015 ALLOCATION.   0.70%         B         $101.14         1
TARGET 2015 ALLOCATION.   0.80%         B         $144.19        --
TARGET 2015 ALLOCATION.   0.90%         B         $100.06        14
TARGET 2015 ALLOCATION.   0.95%         B         $ 99.80         8
TARGET 2015 ALLOCATION.   1.00%         B         $ 99.53        --
TARGET 2015 ALLOCATION.   1.10%         B         $ 99.00         4
TARGET 2015 ALLOCATION.   1.20%         B         $ 98.46        22
TARGET 2015 ALLOCATION.   1.25%         B         $ 85.09        11
TARGET 2015 ALLOCATION.   1.30%         B         $ 93.48        --
TARGET 2015 ALLOCATION.   1.34%         B         $ 97.73       156
TARGET 2015 ALLOCATION.   1.35%         B         $ 97.67         1
TARGET 2015 ALLOCATION.   1.45%         B         $ 97.15        --

TARGET 2025 ALLOCATION.   0.00%         B         $101.46        --
TARGET 2025 ALLOCATION.   0.25%         B         $100.12        --
TARGET 2025 ALLOCATION.   0.50%         B         $ 98.80        --
TARGET 2025 ALLOCATION.   0.70%         B         $ 97.74         3
TARGET 2025 ALLOCATION.   0.80%         B         $151.51        --
TARGET 2025 ALLOCATION.   0.90%         B         $ 96.70        19
TARGET 2025 ALLOCATION.   0.95%         B         $ 96.44        10
TARGET 2025 ALLOCATION.   1.00%         B         $ 96.19        --
TARGET 2025 ALLOCATION.   1.10%         B         $ 95.67        13
TARGET 2025 ALLOCATION.   1.20%         B         $ 95.16        50
TARGET 2025 ALLOCATION.   1.25%         B         $ 80.89         9
TARGET 2025 ALLOCATION.   1.30%         B         $ 89.94        --
TARGET 2025 ALLOCATION.   1.34%         B         $ 94.44       202
TARGET 2025 ALLOCATION.   1.35%         B         $ 94.39        --
TARGET 2025 ALLOCATION.   1.45%         B         $ 93.88        --

TARGET 2035 ALLOCATION.   0.00%         B         $ 99.35        --
TARGET 2035 ALLOCATION.   0.25%         B         $ 98.03        --
TARGET 2035 ALLOCATION.   0.50%         B         $ 96.73        --
TARGET 2035 ALLOCATION.   0.70%         B         $ 95.70         2
TARGET 2035 ALLOCATION.   0.80%         B         $157.27        --
TARGET 2035 ALLOCATION.   0.90%         B         $ 94.68        13
TARGET 2035 ALLOCATION.   0.95%         B         $ 94.43         7
TARGET 2035 ALLOCATION.   1.00%         B         $ 94.18        --
TARGET 2035 ALLOCATION.   1.10%         B         $ 93.67        11
TARGET 2035 ALLOCATION.   1.20%         B         $ 93.17        45
TARGET 2035 ALLOCATION.   1.25%         B         $ 77.97         9
TARGET 2035 ALLOCATION.   1.30%         B         $ 87.66        --
TARGET 2035 ALLOCATION.   1.34%         B         $ 92.47       171
TARGET 2035 ALLOCATION.   1.35%         B         $ 92.42        --
TARGET 2035 ALLOCATION.   1.45%         B         $ 91.92        --

TARGET 2045 ALLOCATION.   0.00%         B         $ 96.35        --
TARGET 2045 ALLOCATION.   0.25%         B         $ 95.07        --
TARGET 2045 ALLOCATION.   0.50%         B         $ 93.82        --
TARGET 2045 ALLOCATION.   0.70%         B         $ 92.82        --
TARGET 2045 ALLOCATION.   0.80%         B         $162.44        --
TARGET 2045 ALLOCATION.   0.90%         B         $ 91.83         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
TARGET 2045 ALLOCATION................   0.95%         B         $ 91.58         5
TARGET 2045 ALLOCATION................   1.00%         B         $ 91.34        --
TARGET 2045 ALLOCATION................   1.10%         B         $ 90.85         8
TARGET 2045 ALLOCATION................   1.20%         B         $ 90.36        32
TARGET 2045 ALLOCATION................   1.25%         B         $ 74.41         3
TARGET 2045 ALLOCATION................   1.30%         B         $ 84.60        --
TARGET 2045 ALLOCATION................   1.34%         B         $ 89.68       122
TARGET 2045 ALLOCATION................   1.35%         B         $ 89.63        --
TARGET 2045 ALLOCATION................   1.45%         B         $ 89.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.25%      CLASS 2      $103.81        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%      CLASS 2      $103.37        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%      CLASS 2      $103.02        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%      CLASS 2      $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%      CLASS 2      $102.67         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%      CLASS 2      $102.49        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%      CLASS 2      $102.32         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%      CLASS 2      $102.14        63

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.00%   CLASS S SHARES  $ 83.66        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.25%   CLASS S SHARES  $ 83.52        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%   CLASS S SHARES  $ 83.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%   CLASS S SHARES  $ 83.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%   CLASS S SHARES  $ 83.23        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%   CLASS S SHARES  $ 83.18         2
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%   CLASS S SHARES  $ 83.15         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%   CLASS S SHARES  $ 83.12        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%   CLASS S SHARES  $ 83.07         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%   CLASS S SHARES  $ 83.02        17
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%   CLASS S SHARES  $ 82.99         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%   CLASS S SHARES  $ 82.94        44
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%   CLASS S SHARES  $ 82.88        --

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
**Contract charges reflect annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
***This Variable Investment Option is subject to a maximum expense limitation
   (See Note 7).


                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                AMERICAN CENTURY
                                                                    ALL ASSET   VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION*        FUND        ALLOCATION*    STRATEGY*
                                                                   -----------  ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   366,992      $ 14,865      $  4,938,646  $   387,015
  Expenses:
   Less: Asset-based charges......................................     237,564        12,372         4,682,658      367,704
   Less: Reduction for expense limitation.........................          --            --                --           --
                                                                   -----------      --------      ------------  -----------
   Net Expenses...................................................     237,564        12,372         4,682,658      367,704
                                                                   -----------      --------      ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................     129,428         2,493           255,988       19,311
                                                                   -----------      --------      ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     263,078        12,264        (4,475,318)     231,093
   Realized gain distribution from The Trusts.....................     566,880        19,622         9,297,872      458,405
                                                                   -----------      --------      ------------  -----------
  Net realized gain (loss)........................................     829,958        31,886         4,822,554      689,498
                                                                   -----------      --------      ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,112,108)      (52,670)      (38,727,822)  (1,867,333)
                                                                   -----------      --------      ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,282,150)      (20,784)      (33,905,268)  (1,177,835)
                                                                   -----------      --------      ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,152,722)     $(18,291)     $(33,649,280) $(1,158,524)
                                                                   ===========      ========      ============  ===========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,921,312       $  69,229
  Expenses:
   Less: Asset-based charges......................................     1,360,244          64,277
   Less: Reduction for expense limitation.........................            --              --
                                                                     -----------       ---------
   Net Expenses...................................................     1,360,244          64,277
                                                                     -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................       561,068           4,952
                                                                     -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,170,888          20,172
   Realized gain distribution from The Trusts.....................     2,200,640          85,969
                                                                     -----------       ---------
  Net realized gain (loss)........................................     3,371,528         106,141
                                                                     -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.    (3,341,680)       (283,295)
                                                                     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        29,848        (177,154)
                                                                     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   590,916       $(172,202)
                                                                     ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 32,759        $ 2,499,290    $  16,951  $ 27,171,376
  Expenses:
   Less: Asset-based charges......................................       22,233          2,000,223       16,605    22,372,957
   Less: Reduction for expense limitation.........................           --                 --           --    (4,947,035)
                                                                       --------        -----------    ---------  ------------
   Net Expenses...................................................       22,233          2,000,223       16,605    17,425,922
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       10,526            499,067          346     9,745,454
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        9,158           (951,441)     (59,734)  (26,377,560)
   Realized gain distribution from The Trusts.....................       25,098          3,757,085       22,731    37,842,918
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................       34,256          2,805,644      (37,003)   11,465,358
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (51,339)        (6,722,347)     (86,659)  (72,874,301)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (17,083)        (3,916,703)    (123,662)  (61,408,943)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (6,557)       $(3,417,636)   $(123,316) $(51,663,489)
                                                                       ========        ===========    =========  ============

                                                                    AXA MODERATE-   AXA TACTICAL
                                                                   PLUS ALLOCATION* MANAGER 2000*
                                                                   ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 12,094,362     $     291
  Expenses:
   Less: Asset-based charges......................................     10,597,827        13,247
   Less: Reduction for expense limitation.........................             --            --
                                                                     ------------     ---------
   Net Expenses...................................................     10,597,827        13,247
                                                                     ------------     ---------

NET INVESTMENT INCOME (LOSS)......................................      1,496,535       (12,956)
                                                                     ------------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (39,084,742)      (39,394)
   Realized gain distribution from The Trusts.....................     21,673,353        25,900
                                                                     ------------     ---------
  Net realized gain (loss)........................................    (17,411,389)      (13,494)
                                                                     ------------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (37,194,527)     (125,693)
                                                                     ------------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (54,605,916)     (139,187)
                                                                     ------------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(53,109,381)    $(152,143)
                                                                     ============     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                              AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN
                                                                   MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*
                                                                   ------------ ------------ -------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $     959    $  16,697     $  45,167        $         --
  Expenses:
   Less: Asset-based charges......................................     26,462       32,187        24,767           4,072,287
   Less: Reduction for expense limitation.........................         --           --            --                  --
                                                                    ---------    ---------     ---------        ------------
   Net Expenses...................................................     26,462       32,187        24,767           4,072,287
                                                                    ---------    ---------     ---------        ------------

NET INVESTMENT INCOME (LOSS)......................................    (25,503)     (15,490)       20,400          (4,072,287)
                                                                    ---------    ---------     ---------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (24,099)      45,006       (31,888)         14,591,389
   Realized gain distribution from The Trusts.....................     57,164       42,458        19,375          12,178,600
                                                                    ---------    ---------     ---------        ------------
  Net realized gain (loss)........................................     33,065       87,464       (12,513)         26,769,989
                                                                    ---------    ---------     ---------        ------------

  Change in unrealized appreciation (depreciation) of investments.   (372,562)    (262,625)     (527,359)        (27,399,164)
                                                                    ---------    ---------     ---------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (339,497)    (175,161)     (539,872)           (629,175)
                                                                    ---------    ---------     ---------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(365,000)   $(190,651)    $(519,472)       $ (4,701,462)
                                                                    =========    =========     =========        ============

                                                                   EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                   SMALL CAP VALUE BASIC VALUE
                                                                        CORE*        EQUITY*
                                                                   --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    19,887   $  5,146,059
  Expenses:
   Less: Asset-based charges......................................       190,041      5,238,338
   Less: Reduction for expense limitation.........................            --             --
                                                                     -----------   ------------
   Net Expenses...................................................       190,041      5,238,338
                                                                     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................      (170,154)       (92,279)
                                                                     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,245,770    (17,546,709)
   Realized gain distribution from The Trusts.....................            --             --
                                                                     -----------   ------------
  Net realized gain (loss)........................................     1,245,770    (17,546,709)
                                                                     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (2,698,932)      (571,028)
                                                                     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,453,162)   (18,117,737)
                                                                     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,623,316)  $(18,210,016)
                                                                     ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                                                       INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                                                   --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,054,047    $  90,071   $ 1,148,843   $ 30,051,149
  Expenses:
   Less: Asset-based charges......................................       726,875      306,232     2,099,567     29,478,963
   Less: Reduction for expense limitation.........................            --           --            --     (1,786,315)
                                                                     -----------    ---------   -----------   ------------
   Net Expenses...................................................       726,875      306,232     2,099,567     27,692,648
                                                                     -----------    ---------   -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................       327,172     (216,161)     (950,724)     2,358,501
                                                                     -----------    ---------   -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
   Realized gain distribution from The Trusts.....................            --           --            --             --
                                                                     -----------    ---------   -----------   ------------
  Net realized gain (loss)........................................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
                                                                     -----------    ---------   -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.       (64,453)     488,486     8,749,797     16,325,355
                                                                     -----------    ---------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,186,241)    (110,287)    5,380,628    (10,481,626)
                                                                     -----------    ---------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (859,069)   $(326,448)  $ 4,429,904   $ (8,123,125)
                                                                     ===========    =========   ===========   ============

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK
                                                                      INDEX*        VENTURE*
                                                                   ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,302,794     $    83,418
  Expenses:
   Less: Asset-based charges......................................   1,567,810         348,024
   Less: Reduction for expense limitation.........................          --              --
                                                                   -----------     -----------
   Net Expenses...................................................   1,567,810         348,024
                                                                   -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     734,984        (264,606)
                                                                   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (3,003,652)      2,525,168
   Realized gain distribution from The Trusts.....................          --              --
                                                                   -----------     -----------
  Net realized gain (loss)........................................  (3,003,652)      2,525,168
                                                                   -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.   6,541,464      (3,942,795)
                                                                   -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,537,812      (1,417,627)
                                                                   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 4,272,796     $(1,682,233)
                                                                   ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                   EQ/FRANKLIN
                                                                   EQ/EQUITY 500 EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                                      INDEX*          PLUS*          BALANCED*     ALLOCATION*
                                                                   ------------- ---------------- ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $13,189,595    $    907,398     $ 2,470,185    $   904,480
  Expenses:
   Less: Asset-based charges......................................   10,262,636       4,517,455         983,530        632,746
   Less: Reduction for expense limitation.........................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
   Net Expenses...................................................   10,262,636       4,517,455         983,530        632,746
                                                                    -----------    ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    2,926,959      (3,610,057)      1,486,655        271,734
                                                                    -----------    ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
   Realized gain distribution from The Trusts.....................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
  Net realized gain (loss)........................................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
                                                                    -----------    ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (1,949,901)     (8,979,323)        418,488     (2,398,689)
                                                                    -----------    ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,048,106     (21,268,920)     (2,326,073)    (3,162,012)
                                                                    -----------    ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 3,975,065    $(24,878,977)    $  (839,418)   $(2,890,278)
                                                                    ===========    ============     ===========    ===========

                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                   AND ACQUISITIONS* COMPANY VALUE*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $    36,411     $    279,937
  Expenses:
   Less: Asset-based charges......................................        253,735        4,663,035
   Less: Reduction for expense limitation.........................             --               --
                                                                      -----------     ------------
   Net Expenses...................................................        253,735        4,663,035
                                                                      -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................       (217,324)      (4,383,098)
                                                                      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        742,792       28,353,810
   Realized gain distribution from The Trusts.....................        724,769        4,038,676
                                                                      -----------     ------------
  Net realized gain (loss)........................................      1,467,561       32,392,486
                                                                      -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     (1,261,342)     (45,736,303)
                                                                      -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        206,219      (13,343,817)
                                                                      -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $   (11,105)    $(17,726,915)
                                                                      ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   EQ/INTERMEDIATE
                                                                   EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND
                                                                       PLUS*       SECTOR EQUITY*      INDEX*
                                                                   -------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $2,758,612     $  7,124,310     $  554,038
  Expenses:
   Less: Asset-based charges......................................      998,208        5,307,334      1,192,725
   Less: Reduction for expense limitation.........................           --               --         (5,281)
                                                                     ----------     ------------     ----------
   Net Expenses...................................................      998,208        5,307,334      1,187,444
                                                                     ----------     ------------     ----------

NET INVESTMENT INCOME (LOSS)......................................    1,760,404        1,816,976       (633,406)
                                                                     ----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      788,516      (12,023,887)       320,881
   Realized gain distribution from The Trusts.....................      284,544               --             --
                                                                     ----------     ------------     ----------
  Net realized gain (loss)........................................    1,073,060      (12,023,887)       320,881
                                                                     ----------     ------------     ----------

  Change in unrealized appreciation (depreciation) of investments.     (436,441)     (45,247,524)     4,141,063
                                                                     ----------     ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      636,619      (57,271,411)     4,461,944
                                                                     ----------     ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $2,397,023     $(55,454,435)    $3,828,538
                                                                     ==========     ============     ==========

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,894,069     $ 13,617,871     $  4,590,381
  Expenses:
   Less: Asset-based charges......................................      1,808,675        6,039,524        3,073,369
   Less: Reduction for expense limitation.........................             --               --               --
                                                                     ------------     ------------     ------------
   Net Expenses...................................................      1,808,675        6,039,524        3,073,369
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................      2,085,394        7,578,347        1,517,012
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,894,704)     (26,743,984)     (27,918,441)
   Realized gain distribution from The Trusts.....................             --               --               --
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................     (6,894,704)     (26,743,984)     (27,918,441)
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (21,642,141)     (40,823,026)     (15,263,773)
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (28,536,845)     (67,567,010)     (43,182,214)
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(26,451,451)    $(59,988,663)    $(41,665,202)
                                                                     ============     ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   490,796       $ 155,963      $ 1,070,318  $    962,880
  Expenses:
   Less: Asset-based charges......................................      615,594         194,544        1,581,992     3,153,201
   Less: Reduction for expense limitation.........................           --              --               --            --
                                                                    -----------       ---------      -----------  ------------
   Net Expenses...................................................      615,594         194,544        1,581,992     3,153,201
                                                                    -----------       ---------      -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     (124,798)        (38,581)        (511,674)   (2,190,321)
                                                                    -----------       ---------      -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,479,571)       (733,527)       4,003,589    11,477,691
   Realized gain distribution from The Trusts.....................           --         462,717               --            --
                                                                    -----------       ---------      -----------  ------------
  Net realized gain (loss)........................................   (5,479,571)       (270,810)       4,003,589    11,477,691
                                                                    -----------       ---------      -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.    2,446,530        (510,019)      (2,093,917)  (18,354,576)
                                                                    -----------       ---------      -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (3,033,041)       (780,829)       1,909,672    (6,876,885)
                                                                    -----------       ---------      -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(3,157,839)      $(819,410)     $ 1,397,998  $ (9,067,206)
                                                                    ===========       =========      ===========  ============

                                                                   EQ/LARGE CAP EQ/LARGE CAP
                                                                   VALUE INDEX* VALUE PLUS*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  509,522  $  9,962,210
  Expenses:
   Less: Asset-based charges......................................     359,550    10,017,531
   Less: Reduction for expense limitation.........................          --            --
                                                                    ----------  ------------
   Net Expenses...................................................     359,550    10,017,531
                                                                    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     149,972       (55,321)
                                                                    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,765,812   (73,868,687)
   Realized gain distribution from The Trusts.....................          --            --
                                                                    ----------  ------------
  Net realized gain (loss)........................................   1,765,812   (73,868,687)
                                                                    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.     133,059    28,991,504
                                                                    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,898,871   (44,877,183)
                                                                    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,048,843  $(44,932,504)
                                                                    ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      EQ/MFS
                                                                   EQ/LORD ABBETT  INTERNATIONAL
                                                                   LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                                   --------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   306,011   $    446,398    $  2,027,279
  Expenses:
   Less: Asset-based charges......................................       545,376        858,384       4,177,196
   Less: Reduction for expense limitation.........................            --             --              --
                                                                     -----------   ------------    ------------
   Net Expenses...................................................       545,376        858,384       4,177,196
                                                                     -----------   ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      (239,365)      (411,986)     (2,149,917)
                                                                     -----------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,069,132      6,012,328     (18,441,002)
   Realized gain distribution from The Trusts.....................            --      1,828,234              --
                                                                     -----------   ------------    ------------
  Net realized gain (loss)........................................     3,069,132      7,840,562     (18,441,002)
                                                                     -----------   ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.    (7,462,522)   (15,801,239)      9,588,070
                                                                     -----------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,393,390)    (7,960,677)     (8,852,932)
                                                                     -----------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(4,632,755)  $ (8,372,663)   $(11,002,849)
                                                                     ===========   ============    ============

                                                                   EQ/MID CAP VALUE                    EQ/MONTAG &
                                                                        PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,847,515     $    12,043      $   192,046
  Expenses:
   Less: Asset-based charges......................................      5,972,695       1,406,473          495,422
   Less: Reduction for expense limitation.........................             --              --               --
                                                                     ------------     -----------      -----------
   Net Expenses...................................................      5,972,695       1,406,473          495,422
                                                                     ------------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,125,180)     (1,394,430)        (303,376)
                                                                     ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (12,214,715)            283        3,702,704
   Realized gain distribution from The Trusts.....................             --              --               --
                                                                     ------------     -----------      -----------
  Net realized gain (loss)........................................    (12,214,715)            283        3,702,704
                                                                     ------------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    (33,642,474)        (12,801)      (2,773,412)
                                                                     ------------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (45,857,189)        (12,518)         929,292
                                                                     ------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(47,982,369)    $(1,406,948)     $   625,916
                                                                     ============     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                       GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                                   --------------- --------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    492,218     $   259,549    $   390,720    $   649,490
  Expenses:
   Less: Asset-based charges......................................     2,468,975         372,835        602,531      1,663,570
   Less: Reduction for expense limitation.........................            --              --             --             --
                                                                    ------------     -----------    -----------    -----------
   Net Expenses...................................................     2,468,975         372,835        602,531      1,663,570
                                                                    ------------     -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,976,757)       (113,286)      (211,811)    (1,014,080)
                                                                    ------------     -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    22,681,385      (1,195,134)     3,420,505        649,685
   Realized gain distribution from The Trusts.....................    14,540,207              --             --             --
                                                                    ------------     -----------    -----------    -----------
  Net realized gain (loss)........................................    37,221,592      (1,195,134)     3,420,505        649,685
                                                                    ------------     -----------    -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (54,723,297)       (265,812)    (8,792,992)    (1,512,560)
                                                                    ------------     -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (17,501,705)     (1,460,946)    (5,372,487)      (862,875)
                                                                    ------------     -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(19,478,462)    $(1,574,232)   $(5,584,298)   $(1,876,955)
                                                                    ============     ===========    ===========    ===========

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                        PLUS*           INDEX*
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,604,662     $  1,248,152
  Expenses:
   Less: Asset-based charges......................................     1,867,080        2,345,840
   Less: Reduction for expense limitation.........................            --               --
                                                                     -----------     ------------
   Net Expenses...................................................     1,867,080        2,345,840
                                                                     -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................     1,737,582       (1,097,688)
                                                                     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (4,530,559)      (4,052,125)
   Realized gain distribution from The Trusts.....................            --       15,980,526
                                                                     -----------     ------------
  Net realized gain (loss)........................................    (4,530,559)      11,928,401
                                                                     -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     2,992,344      (20,321,282)
                                                                     -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,538,215)      (8,392,881)
                                                                     -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   199,367     $ (9,490,569)
                                                                     ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                                                   ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $   574,634     $   153,338    $   325,048
  Expenses:
   Less: Asset-based charges......................................     1,876,684         403,875         269,836        301,300
   Less: Reduction for expense limitation.........................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
   Net Expenses...................................................     1,876,684         403,875         269,836        301,300
                                                                     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,876,684)        170,759        (116,498)        23,748
                                                                     -----------     -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (206,698)        644,583         920,554        929,847
   Realized gain distribution from The Trusts.....................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
  Net realized gain (loss)........................................      (206,698)        644,583         920,554        929,847
                                                                     -----------     -----------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (3,004,834)     (3,903,762)     (1,577,193)    (1,730,649)
                                                                     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (3,211,532)     (3,259,179)       (656,639)      (800,802)
                                                                     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(5,088,216)    $(3,088,420)    $  (773,137)   $  (777,054)
                                                                     ===========     ===========     ===========    ===========

                                                                                  FIDELITY(R) VIP
                                                                   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                   OMEGA GROWTH*     PORTFOLIO
                                                                   -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $         --    $   574,632
  Expenses:
   Less: Asset-based charges......................................     1,158,374        574,437
   Less: Reduction for expense limitation.........................            --             --
                                                                    ------------    -----------
   Net Expenses...................................................     1,158,374        574,437
                                                                    ------------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,158,374)           195
                                                                    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     7,571,944        551,802
   Realized gain distribution from The Trusts.....................     1,641,899             --
                                                                    ------------    -----------
  Net realized gain (loss)........................................     9,213,843        551,802
                                                                    ------------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (15,708,514)    (3,552,175)
                                                                    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (6,494,671)    (3,000,373)
                                                                    ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (7,653,045)   $(3,000,178)
                                                                    ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                    EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                                                      PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND
                                                                   --------------- ------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 15,062          $     932          $  20,972
  Expenses:
   Less: Asset-based charges......................................       4,701             34,822             18,769
   Less: Reduction for expense limitation.........................          --                 --                 --
                                                                      --------          ---------          ---------
   Net Expenses...................................................       4,701             34,822             18,769
                                                                      --------          ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      10,361            (33,890)             2,203
                                                                      --------          ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,484             60,677            (30,733)
   Realized gain distribution from The Trusts.....................          --              7,324                 --
                                                                      --------          ---------          ---------
  Net realized gain (loss)........................................       7,484             68,001            (30,733)
                                                                      --------          ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (20,496)          (474,238)           (84,427)
                                                                      --------          ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (13,012)          (406,237)          (115,160)
                                                                      --------          ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (2,651)         $(440,127)         $(112,957)
                                                                      ========          =========          =========

                                                                    INVESCO V.I.
                                                                   DIVIDEND GROWTH INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                        FUND        REAL ESTATE FUND    YIELD FUND/(1)/
                                                                   --------------- ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   --          $   411,237         $     --
  Expenses:
   Less: Asset-based charges......................................        711              105,647           10,736
   Less: Reduction for expense limitation.........................         --                   --               --
                                                                       ------          -----------         --------
   Net Expenses...................................................       (711)             105,647           10,736
                                                                       ------          -----------         --------

NET INVESTMENT INCOME (LOSS)......................................       (711)             305,590          (10,736)
                                                                       ------          -----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      1,244              (82,669)          (9,770)
   Realized gain distribution from The Trusts.....................         --                   --               --
                                                                       ------          -----------         --------
  Net realized gain (loss)........................................      1,244              (82,669)          (9,770)
                                                                       ------          -----------         --------

  Change in unrealized appreciation (depreciation) of investments.      3,223           (1,181,739)          23,496
                                                                       ------          -----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,467           (1,264,408)          13,726
                                                                       ------          -----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $3,756          $  (958,818)        $  2,990
                                                                       ======          ===========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.
                                                                   INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                                    GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                                                   ------------- -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  23,797        $   5,411           $      --
  Expenses:
   Less: Asset-based charges......................................      48,781           61,878              38,320
   Less: Reduction for expense limitation.........................          --               --                  --
                                                                     ---------        ---------           ---------
   Net Expenses...................................................      48,781           61,878              38,320
                                                                     ---------        ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................     (24,984)         (56,467)            (38,320)
                                                                     ---------        ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,638           73,751            (137,187)
   Realized gain distribution from The Trusts.....................          --               --                  --
                                                                     ---------        ---------           ---------
  Net realized gain (loss)........................................       2,638           73,751            (137,187)
                                                                     ---------        ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.    (473,546)        (595,835)           (191,054)
                                                                     ---------        ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (470,908)        (522,084)           (328,241)
                                                                     ---------        ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(495,892)       $(578,551)          $(366,561)
                                                                     =========        =========           =========

                                                                   IVY FUNDS VIP IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                                      ENERGY           INCOME        CAP GROWTH/(1)/
                                                                   ------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --      $1,384,124         $     --
  Expenses:
   Less: Asset-based charges......................................      155,398         260,290           18,174
   Less: Reduction for expense limitation.........................           --              --               --
                                                                    -----------      ----------         --------
   Net Expenses...................................................      155,398         260,290           18,174
                                                                    -----------      ----------         --------

NET INVESTMENT INCOME (LOSS)......................................     (155,398)      1,123,834          (18,174)
                                                                    -----------      ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (113,451)       (231,815)         (63,768)
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                    -----------      ----------         --------
  Net realized gain (loss)........................................     (113,451)       (231,815)         (63,768)
                                                                    -----------      ----------         --------

  Change in unrealized appreciation (depreciation) of investments.   (1,874,179)       (456,502)          67,311
                                                                    -----------      ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,987,630)       (688,317)           3,543
                                                                    -----------      ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,143,028)     $  435,517         $(14,631)
                                                                    ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    LAZARD RETIREMENT     MFS(R)
                                                                    IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL
                                                                   SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO
                                                                   ---------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   4,375        $   989,879      $   236,457
  Expenses:
   Less: Asset-based charges......................................       15,602            438,550          227,671
   Less: Reduction for expense limitation.........................           --                 --               --
                                                                      ---------        -----------      -----------
   Net Expenses...................................................       15,602            438,550          227,671
                                                                      ---------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      (11,227)           551,329            8,786
                                                                      ---------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (152,768)          (756,474)         125,112
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                      ---------        -----------      -----------
  Net realized gain (loss)........................................     (152,768)          (756,474)         125,112
                                                                      ---------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      (99,753)        (7,559,136)      (1,156,303)
                                                                      ---------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (252,521)        (8,315,610)      (1,031,191)
                                                                      ---------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(263,748)       $(7,764,281)     $(1,022,405)
                                                                      =========        ===========      ===========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                        SERIES        TRUST SERIES       PORTFOLIO
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  2,741        $  23,007         $      --
  Expenses:
   Less: Asset-based charges......................................       13,331           34,806            76,111
   Less: Reduction for expense limitation.........................           --               --                --
                                                                       --------        ---------         ---------
   Net Expenses...................................................       13,331           34,806            76,111
                                                                       --------        ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................      (10,590)         (11,799)          (76,111)
                                                                       --------        ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       16,973           56,840            46,128
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                       --------        ---------         ---------
  Net realized gain (loss)........................................       16,973           56,840            46,128
                                                                       --------        ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.      (27,650)        (180,498)         (189,026)
                                                                       --------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (10,677)        (123,658)         (142,898)
                                                                       --------        ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(21,267)       $(135,457)        $(219,009)
                                                                       ========        =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MULTIMANAGER               MULTIMANAGER
                                                                   MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER INTERNATIONAL
                                                                        SERIES        EQUITY*      CORE BOND*     EQUITY*
                                                                   ---------------- ------------  ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $302,141     $    894,017  $ 2,900,897  $  1,036,989
  Expenses:
   Less: Asset-based charges......................................      110,180        7,870,596    1,405,257       829,965
   Less: Reduction for expense limitation.........................           --       (1,542,744)          --            --
                                                                       --------     ------------  -----------  ------------
   Net Expenses...................................................      110,180        6,327,852    1,405,257       829,965
                                                                       --------     ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      191,961       (5,433,835)   1,495,640       207,024
                                                                       --------     ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       88,981       (5,894,524)   1,597,599    (7,959,375)
   Realized gain distribution from The Trusts.....................           --               --    4,051,608            --
                                                                       --------     ------------  -----------  ------------
  Net realized gain (loss)........................................       88,981       (5,894,524)   5,649,207    (7,959,375)
                                                                       --------     ------------  -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.       17,015      (27,891,336)  (2,212,270)   (4,778,334)
                                                                       --------     ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,996      (33,785,860)   3,436,937   (12,737,709)
                                                                       --------     ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $297,957     $(39,219,695) $ 4,932,577  $(12,530,685)
                                                                       ========     ============  ===========  ============

                                                                    MULTIMANAGER
                                                                   LARGE CAP CORE   MULTIMANAGER
                                                                      EQUITY*     LARGE CAP VALUE*
                                                                   -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    43,506     $   523,324
  Expenses:
   Less: Asset-based charges......................................      185,699         672,023
   Less: Reduction for expense limitation.........................           --              --
                                                                    -----------     -----------
   Net Expenses...................................................      185,699         672,023
                                                                    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (142,193)       (148,699)
                                                                    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (979,653)     (2,218,231)
   Realized gain distribution from The Trusts.....................           --              --
                                                                    -----------     -----------
  Net realized gain (loss)........................................     (979,653)     (2,218,231)
                                                                    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.      (84,016)     (1,068,708)
                                                                    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,063,669)     (3,286,939)
                                                                    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,205,862)    $(3,435,638)
                                                                    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                     MULTIMANAGER MULTIMANAGER
                                                                   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                                                                     CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                                                                   ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --      $     12,066   $ 4,804,264  $        --
  Expenses:
   Less: Asset-based charges......................................       933,646           873,511     1,545,301      606,671
   Less: Reduction for expense limitation.........................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
   Net Expenses...................................................       933,646           873,511     1,545,301      606,671
                                                                     -----------      ------------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      (933,646)         (861,445)    3,258,963     (606,671)
                                                                     -----------      ------------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (535,570)          828,915    (7,293,340)     867,034
   Realized gain distribution from The Trusts.....................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
  Net realized gain (loss)........................................      (535,570)          828,915    (7,293,340)     867,034
                                                                     -----------      ------------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.    (4,684,186)       (9,970,029)    8,758,653   (8,288,175)
                                                                     -----------      ------------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (5,219,756)       (9,141,114)    1,465,313   (7,421,141)
                                                                     -----------      ------------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(6,153,402)     $(10,002,559)  $ 4,724,276  $(8,027,812)
                                                                     ===========      ============   ===========  ===========

                                                                     MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP VALUE* TECHNOLOGY*
                                                                   ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     81,059   $         --
  Expenses:
   Less: Asset-based charges......................................      1,580,979      1,568,439
   Less: Reduction for expense limitation.........................             --             --
                                                                     ------------   ------------
   Net Expenses...................................................      1,580,979      1,568,439
                                                                     ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (1,499,920)    (1,568,439)
                                                                     ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,985,670)    15,655,902
   Realized gain distribution from The Trusts.....................             --             --
                                                                     ------------   ------------
  Net realized gain (loss)........................................     (6,985,670)    15,655,902
                                                                     ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.     (3,750,544)   (20,998,243)
                                                                     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (10,736,214)    (5,342,341)
                                                                     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(12,236,134)  $ (6,910,780)
                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                          PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                    OPPENHEIMER MAIN  COMMODITYREALRETURN(R) TARGET 2015
                                                                   STREET FUND(R) /VA   STRATEGY PORTFOLIO   ALLOCATION*
                                                                   ------------------ ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  434             $ 188,890        $   335,826
  Expenses:
   Less: Asset-based charges......................................        1,273                15,393            273,967
   Less: Reduction for expense limitation.........................           --                    --                 --
                                                                         ------             ---------        -----------
   Net Expenses...................................................        1,273                15,393            273,967
                                                                         ------             ---------        -----------

NET INVESTMENT INCOME (LOSS)......................................         (839)              173,497             61,859
                                                                         ------             ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        1,411                 7,547          1,086,663
   Realized gain distribution from The Trusts.....................           --                    --            298,872
                                                                         ------             ---------        -----------
  Net realized gain (loss)........................................        1,411                 7,547          1,385,535
                                                                         ------             ---------        -----------

  Change in unrealized appreciation (depreciation) of investments.           76              (374,355)        (2,371,761)
                                                                         ------             ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        1,487              (366,808)          (986,226)
                                                                         ------             ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $  648             $(193,311)       $  (924,367)
                                                                         ======             =========        ===========


                                                                   TARGET 2025  TARGET 2035  TARGET 2045
                                                                   ALLOCATION*  ALLOCATION*  ALLOCATION*
                                                                   -----------  -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   420,377  $   332,722  $   212,444
  Expenses:
   Less: Asset-based charges......................................     365,991      292,858      201,191
   Less: Reduction for expense limitation.........................          --           --           --
                                                                   -----------  -----------  -----------
   Net Expenses...................................................     365,991      292,858      201,191
                                                                   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      54,386       39,864       11,253
                                                                   -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     406,206       16,206      456,129
   Realized gain distribution from The Trusts.....................     160,745      125,605      100,644
                                                                   -----------  -----------  -----------
  Net realized gain (loss)........................................     566,951      141,811      556,773
                                                                   -----------  -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,192,171)  (1,629,309)  (1,738,780)
                                                                   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,625,220)  (1,487,498)  (1,182,007)
                                                                   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,570,834) $(1,447,634) $(1,170,754)
                                                                   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES   VAN ECK VIP GLOBAL
                                                                         FUND       HARD ASSETS FUND/(1)/
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 230,863          $      --
  Expenses:
   Less: Asset-based charges......................................       52,465             26,188
   Less: Reduction for expense limitation.........................           --                 --
                                                                      ---------          ---------
   Net Expenses...................................................       52,465             26,188
                                                                      ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      178,398            (26,188)
                                                                      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       17,768           (164,006)
   Realized gain distribution from The Trusts.....................       26,848                 --
                                                                      ---------          ---------
  Net realized gain (loss)........................................       44,616           (164,006)
                                                                      ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (432,475)          (464,005)
                                                                      ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (387,859)          (628,011)
                                                                      ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(209,461)         $(654,199)
                                                                      =========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       ALL ASSET ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   129,428  $    82,514
  Net realized gain (loss) on investments...........................................     829,958      312,590
  Change in unrealized appreciation (depreciation) of investments...................  (2,112,108)     556,472
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,152,722)     951,576
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,315,623    2,183,904
   Transfers between funds including guaranteed interest account, net...............   9,144,962    7,065,969
   Transfers for contract benefits and terminations.................................    (924,474)    (316,477)
   Contract maintenance charges.....................................................     (13,291)      (3,758)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  14,522,820    8,929,638
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,528        1,904
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  13,372,626    9,883,118

NET ASSETS -- BEGINNING OF PERIOD                                                     11,926,261    2,043,143
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,298,887  $11,926,261
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         154           91
  Redeemed..........................................................................         (32)         (10)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         122           81
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS II
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                     AMERICAN CENTURY VP MID
                                                                                      CAP VALUE FUND (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,493   $  2,972
  Net realized gain (loss) on investments...........................................     31,886     (1,002)
  Change in unrealized appreciation (depreciation) of investments...................    (52,670)    41,650
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (18,291)    43,620
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,212,175    351,651
   Transfers between funds including guaranteed interest account, net...............     18,918     77,518
   Transfers for contract benefits and terminations.................................    (14,978)      (571)
   Contract maintenance charges.....................................................     (1,630)       (33)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  1,214,485    428,565
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         --
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,196,694    472,185

NET ASSETS -- BEGINNING OF PERIOD                                                       472,185         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $1,668,879   $472,185
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY CLASS II
  Issued............................................................................         13          5
  Redeemed..........................................................................         (1)        (1)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         12          4
                                                                                     ==========   ========

                                                                                     AXA AGGRESSIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    255,988  $  1,298,594
  Net realized gain (loss) on investments...........................................    4,822,554   (23,470,399)
  Change in unrealized appreciation (depreciation) of investments...................  (38,727,822)   58,710,032
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (33,649,280)   36,538,227
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   73,587,795    77,955,513
   Transfers between funds including guaranteed interest account, net...............  (17,662,204)     (304,606)
   Transfers for contract benefits and terminations.................................  (21,437,803)  (20,477,833)
   Contract maintenance charges.....................................................     (859,576)     (783,346)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   33,628,212    56,389,728
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       30,001         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................        8,933    92,933,955

NET ASSETS -- BEGINNING OF PERIOD                                                     357,012,245   264,078,290
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $357,021,178  $357,012,245
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          753           948
  Redeemed..........................................................................         (501)         (472)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          252           476
                                                                                     ============  ============

UNIT ACTIVITY CLASS II
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      AXA BALANCED STRATEGY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    19,311  $    78,118
  Net realized gain (loss) on investments...........................................     689,498      158,853
  Change in unrealized appreciation (depreciation) of investments...................  (1,867,333)   1,021,645
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,158,524)   1,258,616
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  14,627,881   14,675,323
   Transfers between funds including guaranteed interest account, net...............      93,067          393
   Transfers for contract benefits and terminations.................................    (757,882)    (364,275)
   Contract maintenance charges.....................................................    (222,322)     (56,216)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  13,740,744   14,255,225
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --          839
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,582,220   15,514,680

NET ASSETS -- BEGINNING OF PERIOD                                                     21,552,013    6,037,333
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $34,134,233  $21,552,013
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          15           10
  Redeemed..........................................................................         (13)         (11)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           2           (1)
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................         128          128
  Redeemed..........................................................................         (14)          (3)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         114          125
                                                                                     ===========  ===========

                                                                                     AXA CONSERVATIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    561,068   $  1,047,713
  Net realized gain (loss) on investments...........................................    3,371,528      3,008,231
  Change in unrealized appreciation (depreciation) of investments...................   (3,341,680)     1,110,527
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................      590,916      5,166,471
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,420,787     20,458,209
   Transfers between funds including guaranteed interest account, net...............    5,399,976      8,546,606
   Transfers for contract benefits and terminations.................................  (12,445,253)    (8,992,156)
   Contract maintenance charges.....................................................     (156,438)      (119,803)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............   12,219,072     19,892,856
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   12,809,988     25,059,327

NET ASSETS -- BEGINNING OF PERIOD                                                     103,215,334     78,156,007
                                                                                     ------------   ------------

NET ASSETS -- END OF PERIOD                                                          $116,025,322   $103,215,334
                                                                                     ============   ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --             --
  Redeemed..........................................................................           --             --
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................           --             --
                                                                                     ============   ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          375            384
  Redeemed..........................................................................         (265)          (207)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................          110            177
                                                                                     ============   ============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    4,952  $    9,986
  Net realized gain (loss) on investments...........................................    106,141      33,071
  Change in unrealized appreciation (depreciation) of investments...................   (283,295)    151,772
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (172,202)    194,829
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,578,304   2,439,028
   Transfers between funds including guaranteed interest account, net...............         --          --
   Transfers for contract benefits and terminations.................................   (137,373)    (40,925)
   Contract maintenance charges.....................................................    (38,612)    (11,135)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,402,319   2,386,968
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,230,117   2,581,797

NET ASSETS -- BEGINNING OF PERIOD                                                     3,722,458   1,140,661
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $5,952,575  $3,722,458
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23          24
  Redeemed..........................................................................         (2)         (3)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         21          21
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA CONSERVATIVE STRATEGY*
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   10,526    $    7,878
  Net realized gain (loss) on investments...........................................     34,256         7,253
  Change in unrealized appreciation (depreciation) of investments...................    (51,339)       24,661
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................     (6,557)       39,792
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,337,673     1,184,693
   Transfers between funds including guaranteed interest account, net...............     64,397       (10,830)
   Transfers for contract benefits and terminations.................................    (88,795)      (11,949)
   Contract maintenance charges.....................................................    (14,579)       (2,033)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,298,696     1,159,881
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      2,002           178
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,294,141     1,199,851

NET ASSETS -- BEGINNING OF PERIOD                                                     1,475,053       275,202
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $2,769,194    $1,475,053
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         --            --
                                                                                      ==========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         13            10
  Redeemed..........................................................................         (1)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         12            10
                                                                                      ==========   ==========

                                                                                        AXA CONSERVATIVE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    499,067  $  1,178,367
  Net realized gain (loss) on investments...........................................    2,805,644    (1,704,113)
  Change in unrealized appreciation (depreciation) of investments...................   (6,722,347)   10,793,897
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (3,417,636)   10,268,151
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   32,578,576    33,435,469
   Transfers between funds including guaranteed interest account, net...............   (4,624,449)    1,669,624
   Transfers for contract benefits and terminations.................................  (13,924,755)  (13,452,907)
   Contract maintenance charges.....................................................     (331,177)     (277,426)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   13,698,195    21,374,760
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   10,280,559    31,642,911

NET ASSETS -- BEGINNING OF PERIOD                                                     149,832,548   118,189,637
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $160,113,107  $149,832,548
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          406           462
  Redeemed..........................................................................         (292)         (274)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          114           188
                                                                                     ============  ============

                                                                                      AXA GROWTH STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $      346  $    5,093
  Net realized gain (loss) on investments...........................................    (37,003)     13,941
  Change in unrealized appreciation (depreciation) of investments...................    (86,659)     86,473
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (123,316)    105,507
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         --          --
   Transfers between funds including guaranteed interest account, net...............   (197,816)    (14,458)
   Transfers for contract benefits and terminations.................................    (37,188)    (30,298)
   Contract maintenance charges.....................................................         --          --
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............   (235,004)    (44,756)
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (13)         --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (358,333)     60,751

NET ASSETS -- BEGINNING OF PERIOD                                                     1,534,907   1,474,156
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $1,176,574  $1,534,907
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         15           6
  Redeemed..........................................................................        (17)         (7)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         (2)         (1)
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                        AXA MODERATE ALLOCATION*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    9,745,454  $   19,760,573
  Net realized gain (loss) on investments...........................................     11,465,358      12,503,339
  Change in unrealized appreciation (depreciation) of investments...................    (72,874,301)    102,080,469
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................    (51,663,489)    134,344,381
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    163,460,368     168,373,011
   Transfers between funds including guaranteed interest account, net...............    (65,737,429)    (25,144,572)
   Transfers for contract benefits and terminations.................................   (148,786,418)   (141,801,279)
   Contract maintenance charges.....................................................     (2,093,925)     (1,989,790)
   Adjustments to net assets allocated to contracts in payout period................        420,767        (435,039)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............    (52,736,637)       (997,669)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,009,349       1,884,344
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (103,390,777)    135,231,056

NET ASSETS -- BEGINNING OF PERIOD                                                     1,635,507,712   1,500,276,656
                                                                                     --------------  --------------

NET ASSETS -- END OF PERIOD                                                          $1,532,116,935  $1,635,507,712
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          1,716           2,135
  Redeemed..........................................................................         (2,839)         (2,724)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................         (1,123)           (589)
                                                                                     ==============  ==============

UNIT ACTIVITY CLASS B
  Issued............................................................................            650             620
  Redeemed..........................................................................           (402)           (282)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................            248             338
                                                                                     ==============  ==============

                                                                                          AXA MODERATE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,496,535  $  3,971,306
  Net realized gain (loss) on investments...........................................  (17,411,389)  (33,276,501)
  Change in unrealized appreciation (depreciation) of investments...................  (37,194,527)  103,286,611
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (53,109,381)   73,981,416
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  137,254,300   147,688,275
   Transfers between funds including guaranteed interest account, net...............  (43,912,940)  (14,382,009)
   Transfers for contract benefits and terminations.................................  (53,235,399)  (52,014,271)
   Contract maintenance charges.....................................................   (1,726,164)   (1,611,514)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   38,379,797    79,680,481
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,729,584)  153,661,897

NET ASSETS -- BEGINNING OF PERIOD                                                     822,471,110   668,809,213
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $807,741,526  $822,471,110
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................        1,288         1,598
  Redeemed..........................................................................         (997)         (943)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          291           655
                                                                                     ============  ============

                                                                                     AXA TACTICAL MANAGER
                                                                                           2000* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (12,956) $   (970)
  Net realized gain (loss) on investments...........................................    (13,494)   17,089
  Change in unrealized appreciation (depreciation) of investments...................   (125,693)   28,751
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (152,143)   44,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    426,327   151,386
   Transfers between funds including guaranteed interest account, net...............    655,110   219,907
   Transfers for contract benefits and terminations.................................    (53,599)      (74)
   Contract maintenance charges.....................................................       (797)      (30)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  1,027,041   371,189
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        485        15
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................    875,383   416,074

NET ASSETS -- BEGINNING OF PERIOD                                                       416,074        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $1,291,457  $416,074
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23         5
  Redeemed..........................................................................        (14)       (2)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................          9         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     AXA TACTICAL MANAGER
                                                                                           400* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (25,503) $ (2,024)
  Net realized gain (loss) on investments...........................................     33,065    24,024
  Change in unrealized appreciation (depreciation) of investments...................   (372,562)   48,960
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (365,000)   70,960
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    683,441   227,103
   Transfers between funds including guaranteed interest account, net...............  1,389,074   656,415
   Transfers for contract benefits and terminations.................................    (68,432)     (239)
   Contract maintenance charges.....................................................     (1,544)      (75)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,002,539   883,204
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        454        44
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,637,993   954,208

NET ASSETS -- BEGINNING OF PERIOD                                                       954,208        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,592,201  $954,208
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         31         9
  Redeemed..........................................................................        (14)       (1)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         17         8
                                                                                     ==========  ========

                                                                                      AXA TACTICAL MANAGER
                                                                                            500* (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (15,490) $     (472)
  Net realized gain (loss) on investments...........................................     87,464      17,926
  Change in unrealized appreciation (depreciation) of investments...................   (262,625)     66,469
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (190,651)     83,923
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,266,217     677,985
   Transfers between funds including guaranteed interest account, net...............  1,458,891     455,161
   Transfers for contract benefits and terminations.................................    (25,772)     (2,468)
   Contract maintenance charges.....................................................     (2,737)       (126)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,696,599   1,130,552
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        501         198
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,506,449   1,214,673

NET ASSETS -- BEGINNING OF PERIOD                                                     1,214,673          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,721,122  $1,214,673
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         32          11
  Redeemed..........................................................................         (7)         (1)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         25          10
                                                                                     ==========  ==========

                                                                                     AXA TACTICAL MANAGER
                                                                                      INTERNATIONAL* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   20,400  $  1,633
  Net realized gain (loss) on investments...........................................    (12,513)    7,891
  Change in unrealized appreciation (depreciation) of investments...................   (527,359)   22,006
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (519,472)   31,530
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,042,809   269,201
   Transfers between funds including guaranteed interest account, net...............  1,976,267   339,220
   Transfers for contract benefits and terminations.................................    (34,783)   (2,586)
   Contract maintenance charges.....................................................     (1,699)      (25)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,982,594   605,810
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,001       700
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,464,123   638,040

NET ASSETS -- BEGINNING OF PERIOD                                                       638,040        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,102,163  $638,040
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         34         8
  Redeemed..........................................................................         (5)       (3)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         29         5
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/ALLIANCEBERNSTEIN SMALL
                                                                                             CAP GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,072,287) $ (3,448,474)
  Net realized gain (loss) on investments...........................................   26,769,989    (3,388,695)
  Change in unrealized appreciation (depreciation) of investments...................  (27,399,164)   84,838,262
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (4,701,462)   78,001,093
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,330,559    17,454,369
   Transfers between funds including guaranteed interest account, net...............  (19,286,014)   (7,880,647)
   Transfers for contract benefits and terminations.................................  (25,791,776)  (23,647,699)
   Contract maintenance charges.....................................................     (280,794)     (287,999)
   Adjustments to net assets allocated to contracts in payout period................      133,893      (394,341)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (27,894,132)  (14,756,317)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (128,635)      441,786
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (32,724,229)   63,686,562

NET ASSETS -- BEGINNING OF PERIOD                                                     323,034,156   259,347,594
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $290,309,927  $323,034,156
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          261           286
  Redeemed..........................................................................         (372)         (358)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (111)          (72)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           69            60
  Redeemed..........................................................................          (94)          (81)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (25)          (21)
                                                                                     ============  ============

                                                                                     EQ/AXA FRANKLIN SMALL CAP
                                                                                            VALUE CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (170,154) $  (139,787)
  Net realized gain (loss) on investments...........................................   1,245,770    1,850,260
  Change in unrealized appreciation (depreciation) of investments...................  (2,698,932)     831,376
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,623,316)   2,541,849
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,598,545    1,818,139
   Transfers between funds including guaranteed interest account, net...............    (463,688)     516,837
   Transfers for contract benefits and terminations.................................  (1,267,230)    (879,150)
   Contract maintenance charges.....................................................     (12,375)     (12,863)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............    (144,748)   1,442,963
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,999           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,765,065)   3,984,812

NET ASSETS -- BEGINNING OF PERIOD                                                     15,616,287   11,631,475
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $13,851,222  $15,616,287
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................          63           94
  Redeemed..........................................................................         (63)         (82)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           12
                                                                                     ===========  ===========

                                                                                      EQ/BLACKROCK BASIC VALUE
                                                                                               EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    (92,279) $    110,521
  Net realized gain (loss) on investments...........................................  (17,546,709)  (14,589,250)
  Change in unrealized appreciation (depreciation) of investments...................     (571,028)   52,989,643
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (18,210,016)   38,510,914
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   48,369,750    44,282,109
   Transfers between funds including guaranteed interest account, net...............    5,757,066    14,535,743
   Transfers for contract benefits and terminations.................................  (30,557,786)  (28,019,514)
   Contract maintenance charges.....................................................     (345,940)     (328,994)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   23,223,090    30,469,344
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    5,013,074    68,980,258

NET ASSETS -- BEGINNING OF PERIOD                                                     397,728,369   328,748,111
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $402,741,443  $397,728,369
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          513           525
  Redeemed..........................................................................         (361)         (329)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          152           196
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/BOSTON ADVISORS EQUITY
                                                                                              INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   327,172  $   581,889
  Net realized gain (loss) on investments...........................................  (1,121,788)  (5,215,382)
  Change in unrealized appreciation (depreciation) of investments...................     (64,453)  11,655,520
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (859,069)   7,022,027
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,285,363    6,952,386
   Transfers between funds including guaranteed interest account, net...............  (3,328,642)  (2,502,997)
   Transfers for contract benefits and terminations.................................  (4,199,013)  (4,020,320)
   Contract maintenance charges.....................................................     (60,420)     (60,445)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,302,712)     368,624
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           91
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,161,781)   7,390,742
NET ASSETS -- BEGINNING OF PERIOD...................................................  57,714,034   50,323,292
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $55,552,253  $57,714,034
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         131          125
  Redeemed..........................................................................        (143)        (121)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)           4
                                                                                     ===========  ===========

                                                                                        EQ/CALVERT SOCIALLY
                                                                                           RESPONSIBLE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (216,161) $  (248,423)
  Net realized gain (loss) on investments...........................................    (598,773)    (848,470)
  Change in unrealized appreciation (depreciation) of investments...................     488,486    3,264,762
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (326,448)   2,167,869
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,993,313    2,902,438
   Transfers between funds including guaranteed interest account, net...............     205,342     (580,124)
   Transfers for contract benefits and terminations.................................  (1,352,899)  (1,186,695)
   Contract maintenance charges.....................................................     (32,712)     (32,644)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,813,044    1,102,975
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,486,596    3,270,844
NET ASSETS -- BEGINNING OF PERIOD...................................................  22,221,451   18,950,607
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,708,047  $22,221,451
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          69           55
  Redeemed..........................................................................         (48)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          21           16
                                                                                     ===========  ===========

                                                                                     EQ/CAPITAL GUARDIAN RESEARCH*
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (950,724)  $   (871,641)
  Net realized gain (loss) on investments...........................................   (3,369,169)    (6,115,143)
  Change in unrealized appreciation (depreciation) of investments...................    8,749,797     28,363,259
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................    4,429,904     21,376,475
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,016,785      9,722,040
   Transfers between funds including guaranteed interest account, net...............  (11,392,385)   (10,251,960)
   Transfers for contract benefits and terminations.................................  (15,066,165)   (13,138,142)
   Contract maintenance charges.....................................................     (126,667)      (138,738)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (17,568,432)   (13,806,800)
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,138,528)     7,569,675
NET ASSETS -- BEGINNING OF PERIOD...................................................  168,820,635    161,250,960
                                                                                     ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $155,682,107   $168,820,635
                                                                                     ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          115            124
  Redeemed..........................................................................         (256)          (254)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................         (141)          (130)
                                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/COMMON STOCK INDEX*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,358,501  $    1,709,100
  Net realized gain (loss) on investments...........................................    (26,806,981)    (67,795,305)
  Change in unrealized appreciation (depreciation) of investments...................     16,325,355     346,841,756
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................     (8,123,125)    280,755,551
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     63,856,345      73,526,012
   Transfers between funds including guaranteed interest account, net...............   (109,386,927)    (96,016,346)
   Transfers for contract benefits and terminations.................................   (187,366,102)   (183,876,034)
   Contract maintenance charges.....................................................     (1,602,267)     (1,768,922)
   Adjustments to net assets allocated to contracts in payout period................      1,455,896        (544,100)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............   (233,043,055)   (208,679,390)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         11,079       3,545,595
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (241,155,101)     75,621,756
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,170,918,655   2,095,296,899
                                                                                     --------------  --------------
NET ASSETS -- END OF PERIOD......................................................... $1,929,763,554  $2,170,918,655
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................            499             517
  Redeemed..........................................................................         (1,248)         (1,266)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (749)           (749)
                                                                                     ==============  ==============
UNIT ACTIVITY CLASS B
  Issued............................................................................            108             114
  Redeemed..........................................................................           (212)           (218)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (104)           (104)
                                                                                     ==============  ==============

                                                                                         EQ/CORE BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    734,984  $  1,183,871
  Net realized gain (loss) on investments...........................................   (3,003,652)   (3,793,605)
  Change in unrealized appreciation (depreciation) of investments...................    6,541,464     8,199,275
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,272,796     5,589,541
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,494,598    12,861,740
   Transfers between funds including guaranteed interest account, net...............   (6,569,546)   (5,064,207)
   Transfers for contract benefits and terminations.................................  (12,256,257)  (11,803,369)
   Contract maintenance charges.....................................................     (130,168)     (142,831)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,461,373)   (4,148,667)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,188,577)    1,440,874
NET ASSETS -- BEGINNING OF PERIOD...................................................  127,025,290   125,584,416
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $122,836,713  $127,025,290
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          196           218
  Redeemed..........................................................................         (268)         (253)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (72)          (35)
                                                                                     ============  ============

                                                                                     EQ/DAVIS NEW YORK VENTURE*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (264,606)  $  (100,423)
  Net realized gain (loss) on investments...........................................   2,525,168         2,000
  Change in unrealized appreciation (depreciation) of investments...................  (3,942,795)    2,712,799
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................  (1,682,233)    2,614,376
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,077,018     4,747,740
   Transfers between funds including guaranteed interest account, net...............  (2,708,026)    1,412,377
   Transfers for contract benefits and terminations.................................  (2,232,387)   (2,199,672)
   Contract maintenance charges.....................................................     (22,711)      (19,205)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    (886,106)    3,941,240
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           500
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,568,339)    6,556,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  28,092,063    21,535,947
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $25,523,724   $28,092,063
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          87           143
  Redeemed..........................................................................         (97)          (92)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (10)           51
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/EQUITY 500 INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,926,959  $  2,485,755
  Net realized gain (loss) on investments...........................................    2,998,007   (15,039,948)
  Change in unrealized appreciation (depreciation) of investments...................   (1,949,901)  105,857,109
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,975,065    93,302,916
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   55,499,279    60,166,859
   Transfers between funds including guaranteed interest account, net...............  (31,444,736)  (27,044,084)
   Transfers for contract benefits and terminations.................................  (62,956,233)  (61,630,215)
   Contract maintenance charges.....................................................     (699,124)     (743,337)
   Adjustments to net assets allocated to contracts in payout period................      260,413      (161,980)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (39,340,401)  (29,412,757)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (260,409)      161,981
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (35,625,745)   64,052,140
NET ASSETS -- BEGINNING OF PERIOD...................................................  799,097,280   735,045,140
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $763,471,535  $799,097,280
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          408           461
  Redeemed..........................................................................         (548)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (140)         (112)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          234           205
  Redeemed..........................................................................         (206)         (187)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           28            18
                                                                                     ============  ============

                                                                                       EQ/EQUITY GROWTH PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (3,610,057) $ (3,465,368)
  Net realized gain (loss) on investments...........................................  (12,289,597)  (17,152,389)
  Change in unrealized appreciation (depreciation) of investments...................   (8,979,323)   66,107,196
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (24,878,977)   45,489,439
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   30,968,243    39,321,366
   Transfers between funds including guaranteed interest account, net...............  (39,447,564)  (39,585,796)
   Transfers for contract benefits and terminations.................................  (26,925,810)  (27,333,685)
   Contract maintenance charges.....................................................     (377,653)     (416,540)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (35,782,784)  (28,014,655)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        4,000         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (60,657,761)   17,480,784
NET ASSETS -- BEGINNING OF PERIOD...................................................  371,772,948   354,292,164
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $311,115,187  $371,772,948
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          253           359
  Redeemed..........................................................................         (500)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (247)         (214)
                                                                                     ============  ============

                                                                                     EQ/FRANKLIN CORE BALANCED*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,486,655   $ 1,345,710
  Net realized gain (loss) on investments...........................................  (2,744,561)   (6,048,422)
  Change in unrealized appreciation (depreciation) of investments...................     418,488    11,966,210
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................    (839,418)    7,263,498
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,361,816     7,118,759
   Transfers between funds including guaranteed interest account, net...............  (5,997,756)   (5,380,529)
   Transfers for contract benefits and terminations.................................  (7,366,572)   (7,568,023)
   Contract maintenance charges.....................................................     (76,251)      (81,589)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (7,078,763)   (5,911,382)
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --            --
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (7,918,181)    1,352,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  78,747,316    77,395,200
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $70,829,135   $78,747,316
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         129           153
  Redeemed..........................................................................        (197)         (218)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (68)          (65)
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/FRANKLIN TEMPLETON
                                                                                            ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   271,734  $   359,223
  Net realized gain (loss) on investments...........................................    (763,323)  (2,929,095)
  Change in unrealized appreciation (depreciation) of investments...................  (2,398,689)   6,503,596
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (2,890,278)   3,933,724
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,073,011    7,108,797
   Transfers between funds including guaranteed interest account, net...............  (2,306,232)  (1,803,321)
   Transfers for contract benefits and terminations.................................  (3,105,504)  (2,843,153)
   Contract maintenance charges.....................................................     (72,409)     (72,908)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     588,866    2,389,415
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,905
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,301,412)   6,326,044
NET ASSETS -- BEGINNING OF PERIOD...................................................  48,732,199   42,406,155
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $46,430,787  $48,732,199
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         136          162
  Redeemed..........................................................................        (131)        (131)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           5           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO MERGERS AND
                                                                                           ACQUISITIONS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (217,324) $  (198,696)
  Net realized gain (loss) on investments...........................................   1,467,561      389,688
  Change in unrealized appreciation (depreciation) of investments...................  (1,261,342)   1,079,315
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................     (11,105)   1,270,307
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,842,087    1,942,539
   Transfers between funds including guaranteed interest account, net...............   1,199,821    2,931,906
   Transfers for contract benefits and terminations.................................  (1,853,565)  (1,342,341)
   Contract maintenance charges.....................................................     (15,194)     (13,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,173,149    3,518,521
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,162,044    4,788,828
NET ASSETS -- BEGINNING OF PERIOD...................................................  18,671,194   13,882,366
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $19,833,238  $18,671,194
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          56           67
  Redeemed..........................................................................         (48)         (36)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           8           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO SMALL COMPANY
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,383,098) $ (2,329,199)
  Net realized gain (loss) on investments...........................................   32,392,486     1,116,049
  Change in unrealized appreciation (depreciation) of investments...................  (45,736,303)   75,552,881
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (17,726,915)   74,339,731
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   54,005,905    43,035,995
   Transfers between funds including guaranteed interest account, net...............   12,170,326    36,790,634
   Transfers for contract benefits and terminations.................................  (22,077,554)  (17,114,960)
   Contract maintenance charges.....................................................     (317,086)     (261,949)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   43,781,591    62,449,720
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       14,916         4,583
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   26,069,592   136,794,034
NET ASSETS -- BEGINNING OF PERIOD...................................................  341,922,312   205,128,278
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $367,991,904  $341,922,312
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          712           769
  Redeemed..........................................................................         (461)         (356)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          251           413
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/GLOBAL BOND PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,760,404  $ 1,167,998
  Net realized gain (loss) on investments...........................................   1,073,060   (1,741,127)
  Change in unrealized appreciation (depreciation) of investments...................    (436,441)   3,661,433
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,397,023    3,088,304
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  10,771,381   11,300,718
   Transfers between funds including guaranteed interest account, net...............   4,328,898    7,757,292
   Transfers for contract benefits and terminations.................................  (7,357,308)  (6,334,518)
   Contract maintenance charges.....................................................     (54,115)     (46,139)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   7,688,856   12,677,353
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  10,085,879   15,765,657
NET ASSETS -- BEGINNING OF PERIOD...................................................  73,540,572   57,774,915
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $83,626,451  $73,540,572
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         237          260
  Redeemed..........................................................................        (172)        (154)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          65          106
                                                                                     ===========  ===========

                                                                                     EQ/GLOBAL MULTI-SECTOR EQUITY*
                                                                                     -----------------------------
                                                                                         2011            2010
                                                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,816,976    $   (694,855)
  Net realized gain (loss) on investments...........................................  (12,023,887)    (65,208,856)
  Change in unrealized appreciation (depreciation) of investments...................  (45,247,524)    107,057,501
                                                                                      ------------   ------------
  Net Increase (decrease) in net assets from operations.............................  (55,454,435)     41,153,790
                                                                                      ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   39,436,334      50,093,936
   Transfers between funds including guaranteed interest account, net...............  (44,723,705)    (22,970,553)
   Transfers for contract benefits and terminations.................................  (32,336,934)    (33,190,130)
   Contract maintenance charges.....................................................     (397,441)       (428,960)
   Adjustments to net assets allocated to contracts in payout period................           --              --
                                                                                      ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (38,021,746)     (6,495,707)
                                                                                      ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --              --
                                                                                      ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,476,181)     34,658,083
NET ASSETS -- BEGINNING OF PERIOD...................................................  448,407,838     413,749,755
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $354,931,657    $448,407,838
                                                                                      ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --              --
  Redeemed..........................................................................           --              --
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................           --              --
                                                                                      ============   ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          387             656
  Redeemed..........................................................................         (584)           (691)
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................         (197)            (35)
                                                                                      ============   ============

                                                                                     EQ/INTERMEDIATE GOVERNMENT
                                                                                             BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (633,406) $     86,827
  Net realized gain (loss) on investments...........................................      320,881       (89,707)
  Change in unrealized appreciation (depreciation) of investments...................    4,141,063     3,186,039
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,828,538     3,183,159
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    5,864,458     7,504,412
   Transfers between funds including guaranteed interest account, net...............   (1,907,385)   (3,939,687)
   Transfers for contract benefits and terminations.................................  (10,473,148)  (11,803,394)
   Contract maintenance charges.....................................................      (91,917)     (104,283)
   Adjustments to net assets allocated to contracts in payout period................       11,208        22,156
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,596,784)   (8,320,796)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (11,941)          726
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,780,187)   (5,136,911)
NET ASSETS -- BEGINNING OF PERIOD...................................................   98,509,078   103,645,989
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 95,728,891  $ 98,509,078
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           67            61
  Redeemed..........................................................................         (102)         (100)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (35)          (39)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................           46            40
  Redeemed..........................................................................          (47)          (52)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           (1)          (12)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/INTERNATIONAL CORE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,085,394  $    799,403
  Net realized gain (loss) on investments...........................................   (6,894,704)  (16,506,522)
  Change in unrealized appreciation (depreciation) of investments...................  (21,642,141)   26,869,302
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (26,451,451)   11,162,183
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,085,847    22,066,978
   Transfers between funds including guaranteed interest account, net...............  (10,955,378)       51,216
   Transfers for contract benefits and terminations.................................  (10,226,414)   (9,291,808)
   Contract maintenance charges.....................................................     (131,741)     (131,852)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (2,227,686)   12,694,534
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        2,001            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (28,677,136)   23,856,717
NET ASSETS -- BEGINNING OF PERIOD...................................................  148,586,946   124,730,229
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $119,909,810  $148,586,946
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          271           382
  Redeemed..........................................................................         (289)         (255)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (18)          127
                                                                                     ============  ============

                                                                                       EQ/INTERNATIONAL EQUITY
                                                                                                INDEX*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   7,578,347  $  5,610,690
  Net realized gain (loss) on investments...........................................   (26,743,984)  (37,800,030)
  Change in unrealized appreciation (depreciation) of investments...................   (40,823,026)   50,509,990
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (59,988,663)   18,320,650
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    29,469,000    36,439,952
   Transfers between funds including guaranteed interest account, net...............   (35,216,042)  (34,462,621)
   Transfers for contract benefits and terminations.................................   (38,960,063)  (43,585,460)
   Contract maintenance charges.....................................................      (449,557)     (524,953)
   Adjustments to net assets allocated to contracts in payout period................       331,368      (128,298)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (44,825,294)  (42,261,380)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (307,744)      231,492
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (105,121,701)  (23,709,238)
NET ASSETS -- BEGINNING OF PERIOD...................................................   499,638,758   523,347,996
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 394,517,057  $499,638,758
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           351           421
  Redeemed..........................................................................          (649)         (730)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (298)          309
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            61            90
  Redeemed..........................................................................          (138)         (152)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (77)          (62)
                                                                                     =============  ============

                                                                                       EQ/INTERNATIONAL VALUE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,517,012  $ (1,281,221)
  Net realized gain (loss) on investments...........................................  (27,918,441)  (27,741,994)
  Change in unrealized appreciation (depreciation) of investments...................  (15,263,773)   40,646,625
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (41,665,202)   11,623,410
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,438,632    27,719,527
   Transfers between funds including guaranteed interest account, net...............  (23,588,830)  (10,551,559)
   Transfers for contract benefits and terminations.................................  (19,392,865)  (20,970,278)
   Contract maintenance charges.....................................................     (238,187)     (272,401)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,781,250)   (4,074,711)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (62,446,452)    7,548,699
NET ASSETS -- BEGINNING OF PERIOD...................................................  260,495,547   252,946,848
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $198,049,095  $260,495,547
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          263           386
  Redeemed..........................................................................         (428)         (417)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (165)          (31)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/JPMORGAN VALUE
                                                                                          OPPORTUNITIES*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (124,798) $     8,812
  Net realized gain (loss) on investments...........................................  (5,479,571)  (5,901,870)
  Change in unrealized appreciation (depreciation) of investments...................   2,446,530   10,734,949
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,157,839)   4,841,891
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,662,190    3,629,330
   Transfers between funds including guaranteed interest account, net...............  (2,161,250)     757,321
   Transfers for contract benefits and terminations.................................  (4,189,261)  (4,007,081)
   Contract maintenance charges.....................................................     (43,409)     (46,268)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (2,731,730)     333,302
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (5,889,569)   5,175,193
NET ASSETS -- BEGINNING OF PERIOD...................................................  49,156,623   43,981,430
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $43,267,054  $49,156,623
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          74           95
  Redeemed..........................................................................         (98)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (24)           8
                                                                                     ===========  ===========

                                                                                      EQ/LARGE CAP CORE PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (38,581) $   (35,190)
  Net realized gain (loss) on investments...........................................    (270,810)    (362,054)
  Change in unrealized appreciation (depreciation) of investments...................    (510,019)   2,210,061
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (819,410)   1,812,817
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,247,277    1,942,914
   Transfers between funds including guaranteed interest account, net...............  (1,348,498)     227,416
   Transfers for contract benefits and terminations.................................  (1,390,143)  (1,185,428)
   Contract maintenance charges.....................................................     (11,691)     (12,658)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,503,055)     972,244
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,322,465)   2,785,061
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,127,026   13,341,965
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $13,804,561  $16,127,026
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          26           49
  Redeemed..........................................................................         (42)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (16)          10
                                                                                     ===========  ===========

                                                                                     EQ/LARGE CAP GROWTH INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (511,674) $   (388,205)
  Net realized gain (loss) on investments...........................................    4,003,589      (287,544)
  Change in unrealized appreciation (depreciation) of investments...................   (2,093,917)   16,262,601
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    1,397,998    15,586,852
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    7,555,526     7,768,499
   Transfers between funds including guaranteed interest account, net...............   (3,109,141)   (6,312,500)
   Transfers for contract benefits and terminations.................................  (10,205,367)   (9,712,218)
   Contract maintenance charges.....................................................     (119,867)     (128,834)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,878,849)   (8,385,053)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,480,851)    7,201,799
NET ASSETS -- BEGINNING OF PERIOD...................................................  123,039,339   115,837,540
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $118,558,488  $123,039,339
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          245           219
  Redeemed..........................................................................         (320)         (346)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (75)         (127)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/LARGE CAP GROWTH
                                                                                              PLUS*(E)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,190,321) $ (2,127,883)
  Net realized gain (loss) on investments...........................................   11,477,691     7,788,621
  Change in unrealized appreciation (depreciation) of investments...................  (18,354,576)   22,078,180
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,067,206)   27,738,918
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,213,773    13,768,974
   Transfers between funds including guaranteed interest account, net...............    4,547,125   (11,276,886)
   Transfers for contract benefits and terminations.................................  (19,266,781)  (18,963,278)
   Contract maintenance charges.....................................................     (253,584)     (267,875)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,759,467)  (16,739,065)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,826,673)   10,999,853
NET ASSETS -- BEGINNING OF PERIOD...................................................  240,125,355   229,125,502
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $225,298,682  $240,125,355
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          267           166
  Redeemed..........................................................................         (281)         (286)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (14)         (120)
                                                                                     ============  ============

                                                                                        EQ/LARGE CAP VALUE
                                                                                             INDEX*(F)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   149,972  $    33,655
  Net realized gain (loss) on investments...........................................   1,765,812   (3,674,980)
  Change in unrealized appreciation (depreciation) of investments...................     133,059    5,516,930
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,048,843    1,875,605
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    (262,152)   2,514,511
   Transfers between funds including guaranteed interest account, net...............  19,592,728   (1,258,637)
   Transfers for contract benefits and terminations.................................  (1,964,190)    (913,285)
   Contract maintenance charges.....................................................     (26,809)     (15,310)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,339,577      327,279
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,097
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  19,388,420    2,204,981
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,210,170   14,005,189
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $35,598,590  $16,210,170
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         464          103
  Redeemed..........................................................................        (124)         (95)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         340            8
                                                                                     ===========  ===========

                                                                                       EQ/LARGE CAP VALUE PLUS*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     (55,321) $    365,486
  Net realized gain (loss) on investments...........................................   (73,868,687)  (98,752,917)
  Change in unrealized appreciation (depreciation) of investments...................    28,991,504   183,972,373
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (44,932,504)   85,584,942
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    46,598,894    56,669,297
   Transfers between funds including guaranteed interest account, net...............   (59,246,151)  (63,345,100)
   Transfers for contract benefits and terminations.................................   (67,903,540)  (73,254,724)
   Contract maintenance charges.....................................................      (743,624)     (850,565)
   Adjustments to net assets allocated to contracts in payout period................       576,375      (100,162)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (80,718,046)  (80,881,254)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (576,376)      100,162
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (126,226,926)    4,803,850
NET ASSETS -- BEGINNING OF PERIOD...................................................   818,631,392   813,827,542
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 692,404,466  $818,631,392
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           522           690
  Redeemed..........................................................................        (1,184)       (1,401)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (662)         (711)
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            44            59
  Redeemed..........................................................................          (186)         (219)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (142)         (160)
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/LORD ABBETT LARGE CAP
                                                                                               CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (239,365) $  (259,795)
  Net realized gain (loss) on investments...........................................   3,069,132    1,316,134
  Change in unrealized appreciation (depreciation) of investments...................  (7,462,522)   3,347,234
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (4,632,755)   4,403,573
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,509,801    5,381,373
   Transfers between funds including guaranteed interest account, net...............     308,031    8,948,931
   Transfers for contract benefits and terminations.................................  (3,161,991)  (2,171,031)
   Contract maintenance charges.....................................................     (23,102)     (15,723)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,632,739   12,143,550
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,000,016)  16,547,123
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,758,358   24,211,235
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $39,758,342  $40,758,358
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         149          180
  Redeemed..........................................................................        (122)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          27          113
                                                                                     ===========  ===========

                                                                                     EQ/MFS INTERNATIONAL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (411,986)  $  (149,776)
  Net realized gain (loss) on investments...........................................    7,840,562    (1,872,504)
  Change in unrealized appreciation (depreciation) of investments...................  (15,801,239)    9,318,680
                                                                                     ------------   -----------
  Net Increase (decrease) in net assets from operations.............................   (8,372,663)    7,296,400
                                                                                     ------------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,587,619     6,621,763
   Transfers between funds including guaranteed interest account, net...............    2,503,672     9,916,526
   Transfers for contract benefits and terminations.................................   (4,989,422)   (3,945,682)
   Contract maintenance charges.....................................................      (47,451)      (41,554)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    6,054,418    12,551,053
                                                                                     ------------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,318,245)   19,847,453
NET ASSETS -- BEGINNING OF PERIOD...................................................   65,393,608    45,546,155
                                                                                     ------------   -----------
NET ASSETS -- END OF PERIOD......................................................... $ 63,075,363   $65,393,608
                                                                                     ============   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          187           220
  Redeemed..........................................................................         (145)         (125)
                                                                                     ------------   -----------
  Net Increase (Decrease)...........................................................           42            95
                                                                                     ============   ===========

                                                                                          EQ/MID CAP INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,149,917) $ (1,557,312)
  Net realized gain (loss) on investments...........................................  (18,441,002)  (25,466,831)
  Change in unrealized appreciation (depreciation) of investments...................    9,588,070    91,991,335
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (11,002,849)   64,967,192
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   29,286,056    32,968,257
   Transfers between funds including guaranteed interest account, net...............  (24,090,472)  (19,270,304)
   Transfers for contract benefits and terminations.................................  (23,349,654)  (20,674,833)
   Contract maintenance charges.....................................................     (309,254)     (324,145)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,463,324)   (7,301,025)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (29,466,173)   57,666,167
NET ASSETS -- BEGINNING OF PERIOD...................................................  331,995,503   274,329,336
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $302,529,330  $331,995,503
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          369           482
  Redeemed..........................................................................         (525)         (550)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (156)          (68)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/MID CAP VALUE PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,125,180) $ (1,369,094)
  Net realized gain (loss) on investments...........................................  (12,214,715)  (64,350,366)
  Change in unrealized appreciation (depreciation) of investments...................  (33,642,474)  153,017,919
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (47,982,369)   87,298,459
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   31,929,188    38,706,846
   Transfers between funds including guaranteed interest account, net...............  (39,716,416)  (39,060,393)
   Transfers for contract benefits and terminations.................................  (37,536,567)  (37,208,068)
   Contract maintenance charges.....................................................     (443,235)     (494,313)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (45,767,030)  (38,055,928)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,749,399)   49,242,531
NET ASSETS -- BEGINNING OF PERIOD...................................................  493,759,782   444,517,251
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $400,010,383  $493,759,782
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          284           397
  Redeemed..........................................................................         (575)         (663)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (291)         (266)
                                                                                     ============  ============

                                                                                          EQ/MONEY MARKET*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,394,430) $ (1,557,191)
  Net realized gain (loss) on investments...........................................          283       (27,675)
  Change in unrealized appreciation (depreciation) of investments...................      (12,801)       39,117
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,406,948)   (1,545,749)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   16,272,027    15,978,480
   Transfers between funds including guaranteed interest account, net...............    3,629,649    (9,203,042)
   Transfers for contract benefits and terminations.................................  (26,709,475)  (31,727,023)
   Contract maintenance charges.....................................................     (117,391)      166,371
   Adjustments to net assets allocated to contracts in payout period................       56,063       110,200
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,869,127)  (24,675,014)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       39,106      (267,940)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (8,236,969)  (26,488,703)
NET ASSETS -- BEGINNING OF PERIOD...................................................  113,905,646   140,394,349
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $105,668,677  $113,905,646
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................        3,401           804
  Redeemed..........................................................................       (3,341)       (1,170)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           60          (366)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................        5,489           284
  Redeemed..........................................................................       (4,935)         (336)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          554           (52)
                                                                                     ============  ============

                                                                                     EQ/MONTAG & CALDWELL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (303,376)   $  (240,624)
  Net realized gain (loss) on investments...........................................   3,702,704       (221,111)
  Change in unrealized appreciation (depreciation) of investments...................  (2,773,412)     3,091,944
                                                                                      -----------   -----------
  Net Increase (decrease) in net assets from operations.............................     625,916      2,630,209
                                                                                      -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,516,418      4,717,825
   Transfers between funds including guaranteed interest account, net...............  (4,164,046)     2,702,557
   Transfers for contract benefits and terminations.................................  (3,066,552)    (2,928,496)
   Contract maintenance charges.....................................................     (25,369)       (25,167)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,739,549)     4,466,719
                                                                                      -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         511             --
                                                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (3,113,122)     7,096,928
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,464,772     33,367,844
                                                                                      -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $37,351,650    $40,464,772
                                                                                      ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          68            138
  Redeemed..........................................................................         (98)          (100)
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................         (30)            38
                                                                                      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/MORGAN STANLEY MID CAP
                                                                                               GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,976,757) $ (1,329,309)
  Net realized gain (loss) on investments...........................................   37,221,592     9,526,054
  Change in unrealized appreciation (depreciation) of investments...................  (54,723,297)   24,597,898
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (19,478,462)   32,794,643
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   34,507,323    23,705,704
   Transfers between funds including guaranteed interest account, net...............   17,605,553    32,598,308
   Transfers for contract benefits and terminations.................................  (10,879,650)   (7,651,516)
   Contract maintenance charges.....................................................     (144,445)      (98,932)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   41,088,781    48,553,564
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           171
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   21,610,319    81,348,378

NET ASSETS -- BEGINNING OF PERIOD                                                     166,176,396    84,828,018
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $187,786,715  $166,176,396
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          626           596
  Redeemed..........................................................................         (377)         (261)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          249           335
                                                                                     ============  ============

                                                                                        EQ/MUTUAL LARGE CAP
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (113,286) $   164,168
  Net realized gain (loss) on investments...........................................  (1,195,134)  (2,642,471)
  Change in unrealized appreciation (depreciation) of investments...................    (265,812)   5,403,690
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,574,232)   2,925,387
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,831,744    3,545,852
   Transfers between funds including guaranteed interest account, net...............  (3,253,882)  (2,965,886)
   Transfers for contract benefits and terminations.................................  (2,603,706)  (2,290,840)
   Contract maintenance charges.....................................................     (38,821)     (41,885)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,064,665)  (1,752,759)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,638,897)   1,172,628

NET ASSETS -- BEGINNING OF PERIOD                                                     30,621,672   29,449,044
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,982,775  $30,621,672
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          47           65
  Redeemed..........................................................................         (81)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (34)         (22)
                                                                                     ===========  ===========

                                                                                      EQ/OPPENHEIMER GLOBAL*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (211,811) $  (173,991)
  Net realized gain (loss) on investments...........................................   3,420,505     (229,922)
  Change in unrealized appreciation (depreciation) of investments...................  (8,792,992)   4,496,006
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (5,584,298)   4,092,093
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   8,234,009    5,488,568
   Transfers between funds including guaranteed interest account, net...............  13,023,849    7,265,992
   Transfers for contract benefits and terminations.................................  (3,444,318)  (1,878,710)
   Contract maintenance charges.....................................................     (34,109)     (25,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,779,431   10,850,267
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,195,133   14,942,360

NET ASSETS -- BEGINNING OF PERIOD                                                     37,232,472   22,290,112
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $49,427,605  $37,232,472
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         291          195
  Redeemed..........................................................................        (122)         (81)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         169          114
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/PIMCO ULTRA SHORT
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,014,080) $ (1,397,846)
  Net realized gain (loss) on investments...........................................      649,685    (4,458,221)
  Change in unrealized appreciation (depreciation) of investments...................   (1,512,560)    5,236,570
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,876,955)     (619,497)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   14,714,829    22,474,217
   Transfers between funds including guaranteed interest account, net...............  (20,651,270)   (7,523,129)
   Transfers for contract benefits and terminations.................................  (14,103,131)  (15,943,608)
   Contract maintenance charges.....................................................     (112,549)     (119,565)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,152,121)   (1,112,085)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.            4            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (22,029,072)   (1,731,582)

NET ASSETS -- BEGINNING OF PERIOD                                                     146,027,132   147,758,714
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $123,998,060  $146,027,132
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................            3            11
  Redeemed..........................................................................           (3)          (11)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          278           483
  Redeemed..........................................................................         (464)         (495)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (186)          (12)
                                                                                     ============  ============

                                                                                        EQ/QUALITY BOND PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,737,582  $ 14,992,888
  Net realized gain (loss) on investments...........................................   (4,530,559)   (1,768,967)
  Change in unrealized appreciation (depreciation) of investments...................    2,992,344    (5,366,276)
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................      199,367     7,857,645
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,473,979    12,963,701
   Transfers between funds including guaranteed interest account, net...............  (12,790,959)   (6,960,632)
   Transfers for contract benefits and terminations.................................  (14,867,092)  (16,651,863)
   Contract maintenance charges.....................................................     (130,282)     (150,523)
   Adjustments to net assets allocated to contracts in payout period................       31,133       103,576
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,283,221)  (10,695,741)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (174,984)     (103,576)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,258,838)   (2,941,672)

NET ASSETS -- BEGINNING OF PERIOD                                                     155,862,020   158,803,692
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $137,603,182  $155,862,020
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           74           123
  Redeemed..........................................................................         (151)         (174)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (77)          (51)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           35            68
  Redeemed..........................................................................          (67)          (77)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (32)           (9)
                                                                                     ============  ============

                                                                                       EQ/SMALL COMPANY INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,097,688) $   (498,795)
  Net realized gain (loss) on investments...........................................   11,928,401   (17,107,096)
  Change in unrealized appreciation (depreciation) of investments...................  (20,321,282)   55,486,871
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,490,569)   37,880,980
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,540,139    20,918,349
   Transfers between funds including guaranteed interest account, net...............  (13,153,005)  (10,985,874)
   Transfers for contract benefits and terminations.................................  (13,316,406)  (11,970,727)
   Contract maintenance charges.....................................................     (171,786)     (181,372)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (9,101,058)   (2,219,624)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,591,627)   35,661,356

NET ASSETS -- BEGINNING OF PERIOD                                                     194,684,520   159,023,164
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $176,092,893  $194,684,520
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          206           273
  Redeemed..........................................................................         (260)         (287)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (54)          (14)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                               STOCK*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,876,684) $ (1,424,940)
  Net realized gain (loss) on investments...........................................     (206,698)   (2,802,618)
  Change in unrealized appreciation (depreciation) of investments...................   (3,004,834)   21,153,042
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (5,088,216)   16,925,484
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,981,481    19,415,086
   Transfers between funds including guaranteed interest account, net...............    3,941,259    10,770,280
   Transfers for contract benefits and terminations.................................   (8,591,224)   (7,125,578)
   Contract maintenance charges.....................................................     (128,453)     (110,085)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   18,203,063    22,949,703
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           (86)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   13,114,847    39,875,101

NET ASSETS -- BEGINNING OF PERIOD                                                     136,782,505    96,907,404
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $149,897,352  $136,782,505
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          427           457
  Redeemed..........................................................................         (250)         (215)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          177           242
                                                                                     ============  ============

                                                                                        EQ/TEMPLETON GLOBAL
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   170,759  $    63,608
  Net realized gain (loss) on investments...........................................     644,583   (2,947,614)
  Change in unrealized appreciation (depreciation) of investments...................  (3,903,762)   4,817,139
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,088,420)   1,933,133
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,806,874    5,574,565
   Transfers between funds including guaranteed interest account, net...............  (1,373,993)  (1,472,917)
   Transfers for contract benefits and terminations.................................  (2,377,790)  (2,525,974)
   Contract maintenance charges.....................................................     (44,866)     (44,234)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,010,225    1,531,440
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,078,195)   3,464,573

NET ASSETS -- BEGINNING OF PERIOD                                                     31,442,520   27,977,947
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $29,364,325  $31,442,520
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         103          128
  Redeemed..........................................................................         (91)        (110)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          12           18
                                                                                     ===========  ===========

                                                                                      EQ/UBS GROWTH & INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (116,498) $  (117,068)
  Net realized gain (loss) on investments...........................................     920,554   (1,595,271)
  Change in unrealized appreciation (depreciation) of investments...................  (1,577,193)   4,095,661
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (773,137)   2,383,322
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,380,835    2,024,182
   Transfers between funds including guaranteed interest account, net...............  (3,261,313)    (713,746)
   Transfers for contract benefits and terminations.................................  (1,384,733)  (1,473,352)
   Contract maintenance charges.....................................................     (15,951)     (16,687)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,281,162)    (179,603)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,054,299)   2,203,719

NET ASSETS -- BEGINNING OF PERIOD                                                     22,949,341   20,745,622
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $18,895,042  $22,949,341
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          37           66
  Redeemed..........................................................................         (66)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (29)          (1)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      EQ/VAN KAMPEN COMSTOCK*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    23,748  $     4,158
  Net realized gain (loss) on investments...........................................     929,847   (1,121,223)
  Change in unrealized appreciation (depreciation) of investments...................  (1,730,649)   3,851,791
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (777,054)   2,734,726
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,927,364    2,500,256
   Transfers between funds including guaranteed interest account, net...............      84,759      651,497
   Transfers for contract benefits and terminations.................................  (1,581,923)  (1,622,479)
   Contract maintenance charges.....................................................     (19,396)     (20,574)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     410,804    1,508,700
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,823
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................    (366,250)   4,246,249

NET ASSETS -- BEGINNING OF PERIOD                                                     23,240,856   18,994,607
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $22,874,606  $23,240,856
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          51           84
  Redeemed..........................................................................         (48)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           3           17
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,158,374) $  (704,011)
  Net realized gain (loss) on investments...........................................    9,213,843    2,483,993
  Change in unrealized appreciation (depreciation) of investments...................  (15,708,514)   7,873,233
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (7,653,045)   9,653,215
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,185,988    6,729,167
   Transfers between funds including guaranteed interest account, net...............   26,529,387   15,640,317
   Transfers for contract benefits and terminations.................................   (6,523,595)  (4,666,468)
   Contract maintenance charges.....................................................      (51,974)     (40,140)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   30,139,806   17,662,876
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   22,486,761   27,316,091

NET ASSETS -- BEGINNING OF PERIOD                                                      73,856,602   46,540,511
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 96,343,363  $73,856,602
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          503          339
  Redeemed..........................................................................         (234)        (162)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          269          177
                                                                                     ============  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

                                                                                     FIDELITY(R) VIP CONTRAFUND(R)
                                                                                           PORTFOLIO (A)
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $       195    $    83,069
  Net realized gain (loss) on investments...........................................     551,802         45,719
  Change in unrealized appreciation (depreciation) of investments...................  (3,552,175)       924,926
                                                                                      -----------    -----------
  Net Increase (decrease) in net assets from operations.............................  (3,000,178)     1,053,714
                                                                                      -----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  21,337,912      3,996,556
   Transfers between funds including guaranteed interest account, net...............  37,385,903     11,905,994
   Transfers for contract benefits and terminations.................................  (1,505,651)       (56,485)
   Contract maintenance charges.....................................................     (28,218)        (1,155)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------    -----------
  Net increase (decrease) in net assets from contractowners transactions............  57,189,946     15,844,910
                                                                                      -----------    -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (217)         1,015
                                                                                      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  54,189,551     16,899,639

NET ASSETS -- BEGINNING OF PERIOD                                                     16,899,639             --
                                                                                      -----------    -----------

NET ASSETS -- END OF PERIOD                                                          $71,089,190    $16,899,639
                                                                                      ===========    ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========    ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         559            150
  Redeemed..........................................................................         (56)            (3)
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................         503            147
                                                                                      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY(R) VIP EQUITY-
                                                                                     INCOME PORTFOLIO (A)
                                                                                     ----------------------
                                                                                       2011        2010
                                                                                      --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 10,361    $  1,932
  Net realized gain (loss) on investments...........................................    7,484       1,826
  Change in unrealized appreciation (depreciation) of investments...................  (20,496)     15,561
                                                                                      --------    --------
  Net Increase (decrease) in net assets from operations.............................   (2,651)     19,319
                                                                                      --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  464,883     162,774
   Transfers between funds including guaranteed interest account, net...............   11,233      10,219
   Transfers for contract benefits and terminations.................................   (4,721)         (7)
   Contract maintenance charges.....................................................   (1,161)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------    --------
  Net increase (decrease) in net assets from contractowners transactions............  470,234     172,986
                                                                                      --------    --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       --          --
                                                                                      --------    --------

INCREASE (DECREASE) IN NET ASSETS...................................................  467,583     192,305

NET ASSETS -- BEGINNING OF PERIOD                                                     192,305          --
                                                                                      --------    --------

NET ASSETS -- END OF PERIOD                                                          $659,888    $192,305
                                                                                      ========    ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................        5           2
  Redeemed..........................................................................       (1)         --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................        4           2
                                                                                      ========    ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========    ========

                                                                                     FIDELITY(R) VIP MID CAP
                                                                                          PORTFOLIO (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (33,890) $   (2,920)
  Net realized gain (loss) on investments...........................................     68,001       7,571
  Change in unrealized appreciation (depreciation) of investments...................   (474,238)    126,514
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (440,127)    131,165
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,764,153   1,246,608
   Transfers between funds including guaranteed interest account, net...............     83,114     196,159
   Transfers for contract benefits and terminations.................................    (40,856)     (4,391)
   Contract maintenance charges.....................................................     (6,298)        (97)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,800,113   1,438,279
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,360,985   1,569,444

NET ASSETS -- BEGINNING OF PERIOD                                                     1,569,444          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,930,429  $1,569,444
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         29          13
  Redeemed..........................................................................         (3)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         26          13
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

                                                                                     GOLDMAN SACHS VIT MID
                                                                                      CAP VALUE FUND (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,203  $    432
  Net realized gain (loss) on investments...........................................    (30,733)    2,210
  Change in unrealized appreciation (depreciation) of investments...................    (84,427)   34,311
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (112,957)   36,953
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,102,293   272,613
   Transfers between funds including guaranteed interest account, net...............  2,542,017    67,440
   Transfers for contract benefits and terminations.................................    (33,710)      (86)
   Contract maintenance charges.....................................................     (1,736)      (21)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  3,608,864   339,946
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        133        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  3,496,040   376,899

NET ASSETS -- BEGINNING OF PERIOD                                                       376,899        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,872,939  $376,899
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         44         3
  Redeemed..........................................................................         (4)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         40         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. DIVIDEND
                                                                                      GROWTH FUND (D)(G)
                                                                                     ---------------------
                                                                                             2011
                                                                                     ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)......................................................       $   (711)
  Net realized gain (loss) on investments...........................................          1,244
  Change in unrealized appreciation (depreciation) of investments...................          3,223
                                                                                           --------
  Net Increase (decrease) in net assets from operations.............................          3,756
                                                                                           --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         51,211
   Transfers between funds including guaranteed interest account, net...............         88,715
   Transfers for contract benefits and terminations.................................         (4,527)
   Contract maintenance charges.....................................................           (140)
   Adjustments to net assets allocated to contracts in payout period................             --
                                                                                           --------
  Net increase (decrease) in net assets from contractowners transactions............        135,259
                                                                                           --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.              4
                                                                                           --------

INCREASE (DECREASE) IN NET ASSETS...................................................        139,019

NET ASSETS -- BEGINNING OF PERIOD                                                                --
                                                                                           --------

NET ASSETS -- END OF PERIOD                                                                $139,019
                                                                                           ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................          1,703
  Redeemed..........................................................................           (166)
                                                                                           --------
  Net Increase (Decrease)...........................................................          1,537
                                                                                           ========

                                                                                     INVESCO V.I. GLOBAL REAL INVESCO V.I. HIGH
                                                                                         ESTATE FUND (A)       YIELD FUND (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   305,590  $    2,850     $  (10,736)
  Net realized gain (loss) on investments...........................................     (82,669)     10,872         (9,770)
  Change in unrealized appreciation (depreciation) of investments...................  (1,181,739)     72,834         23,496
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................    (958,818)     86,556          2,990
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,039,903     594,921        735,429
   Transfers between funds including guaranteed interest account, net...............   7,115,173   2,964,303      2,012,185
   Transfers for contract benefits and terminations.................................    (782,570)    (11,245)       (33,464)
   Contract maintenance charges.....................................................      (4,141)       (168)          (325)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............   9,368,365   3,547,811      2,713,825
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       1,900         101            503
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   8,411,447   3,634,468      2,717,318

NET ASSETS -- BEGINNING OF PERIOD                                                      3,634,468          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $12,045,915  $3,634,468     $2,717,318
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         120          35             52
  Redeemed..........................................................................         (35)         (2)           (24)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          85          33             28
                                                                                     ===========  ==========     ==========

                                                                                     INVESCO V.I. INTERNATIONAL
                                                                                         GROWTH FUND (A)
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (24,984)   $    4,721
  Net realized gain (loss) on investments...........................................      2,638         4,023
  Change in unrealized appreciation (depreciation) of investments...................   (473,546)       74,627
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (495,892)       83,371
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  3,505,169       968,726
   Transfers between funds including guaranteed interest account, net...............  4,199,814       212,108
   Transfers for contract benefits and terminations.................................    (60,638)         (939)
   Contract maintenance charges.....................................................     (5,474)          (98)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,638,871     1,179,797
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --           500
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,142,979     1,263,668

NET ASSETS -- BEGINNING OF PERIOD                                                     1,263,668            --
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $8,406,647    $1,263,668
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         89            12
  Redeemed..........................................................................        (12)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         77            12
                                                                                      ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. MID CAP CORE
                                                                                         EQUITY FUND (A)
                                                                                     ------------------------
                                                                                        2011         2010
                                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (56,467)  $   (3,199)
  Net realized gain (loss) on investments...........................................     73,751        3,524
  Change in unrealized appreciation (depreciation) of investments...................   (595,835)      92,677
                                                                                     ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (578,551)      93,002
                                                                                     ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,909,299      402,847
   Transfers between funds including guaranteed interest account, net...............  4,132,286    1,458,668
   Transfers for contract benefits and terminations.................................   (382,395)     (15,994)
   Contract maintenance charges.....................................................     (2,906)        (151)
   Adjustments to net assets allocated to contracts in payout period................         --           --
                                                                                     ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  5,656,284    1,845,370
                                                                                     ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999           --
                                                                                     ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  5,078,732    1,938,372

NET ASSETS -- BEGINNING OF PERIOD                                                     1,938,372           --
                                                                                     ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $7,017,104   $1,938,372
                                                                                     ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --           --
  Redeemed..........................................................................         --           --
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         --           --
                                                                                     ==========   ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................         65           17
  Redeemed..........................................................................        (14)          (1)
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         51           16
                                                                                     ==========   ==========

                                                                                     INVESCO V.I. SMALL CAP
                                                                                        EQUITY FUND (A)
                                                                                     --------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (38,320)  $ (1,559)
  Net realized gain (loss) on investments...........................................   (137,187)    13,047
  Change in unrealized appreciation (depreciation) of investments...................   (191,054)    57,945
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................   (366,561)    69,433
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    880,888    154,565
   Transfers between funds including guaranteed interest account, net...............  2,614,736    564,858
   Transfers for contract benefits and terminations.................................   (166,175)    (1,255)
   Contract maintenance charges.....................................................     (1,292)       (32)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  3,328,157    718,136
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        470         30
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,962,066    787,599

NET ASSETS -- BEGINNING OF PERIOD                                                       787,599         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $3,749,665   $787,599
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY SERIES II
  Issued............................................................................         67          7
  Redeemed..........................................................................        (39)        (2)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         28          5
                                                                                     ==========   ========

                                                                                          IVY FUNDS VIP
                                                                                            ENERGY (A)
                                                                                     -----------------------
                                                                                         2011        2010
                                                                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (155,398) $   (6,506)
  Net realized gain (loss) on investments...........................................    (113,451)     78,997
  Change in unrealized appreciation (depreciation) of investments...................  (1,874,179)    275,589
                                                                                     -----------  ----------
  Net Increase (decrease) in net assets from operations.............................  (2,143,028)    348,080
                                                                                     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,092,720     621,767
   Transfers between funds including guaranteed interest account, net...............  10,942,591   2,821,791
   Transfers for contract benefits and terminations.................................    (524,613)    (32,351)
   Contract maintenance charges.....................................................      (5,330)       (182)
   Adjustments to net assets allocated to contracts in payout period................          --          --
                                                                                     -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  14,505,368   3,411,025
                                                                                     -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         384         514
                                                                                     -----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,362,724   3,759,619

NET ASSETS -- BEGINNING OF PERIOD                                                      3,759,619          --
                                                                                     -----------  ----------

NET ASSETS -- END OF PERIOD                                                          $16,122,343  $3,759,619
                                                                                     ===========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         201          36
  Redeemed..........................................................................         (87)         (7)
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................         114          29
                                                                                     ===========  ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................          --          --
  Redeemed..........................................................................          --          --
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................          --          --
                                                                                     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        IVY FUNDS VIP HIGH    IVY FUNDS VIP MID
                                                                                            INCOME (A)         CAP GROWTH (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,123,834  $   (8,823)    $  (18,174)
  Net realized gain (loss) on investments...........................................    (231,815)     24,963        (63,768)
  Change in unrealized appreciation (depreciation) of investments...................    (456,502)     74,964         67,311
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................     435,517      91,104        (14,631)
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,852,447     956,168        804,009
   Transfers between funds including guaranteed interest account, net...............  20,930,471   4,655,205      5,060,132
   Transfers for contract benefits and terminations.................................  (1,545,945)    (20,900)       (56,733)
   Contract maintenance charges.....................................................      (8,244)       (242)          (451)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............  27,228,729   5,590,231      5,806,957
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,430         369             --
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  27,666,676   5,681,704      5,792,326

NET ASSETS -- BEGINNING OF PERIOD                                                      5,681,704          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $33,348,380  $5,681,704     $5,792,326
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         353          65             71
  Redeemed..........................................................................        (105)        (12)            (7)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................         248          53             64
                                                                                     ===========  ==========     ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................          --          --             --
  Redeemed..........................................................................          --          --             --
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          --          --             --
                                                                                     ===========  ==========     ==========

                                                                                      IVY FUNDS VIP SMALL
                                                                                        CAP GROWTH (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,227) $   (850)
  Net realized gain (loss) on investments...........................................   (152,768)      531
  Change in unrealized appreciation (depreciation) of investments...................    (99,753)   39,189
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (263,748)   38,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    805,338   220,952
   Transfers between funds including guaranteed interest account, net...............  1,980,788     8,265
   Transfers for contract benefits and terminations.................................    (31,888)     (406)
   Contract maintenance charges.....................................................     (1,104)      (10)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,753,134   228,801
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,489,386   267,671

NET ASSETS -- BEGINNING OF PERIOD                                                       267,671        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,757,057  $267,671
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         45         2
  Redeemed..........................................................................        (15)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         30         2
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

                                                                                         LAZARD RETIREMENT
                                                                                      EMERGING MARKETS EQUITY
                                                                                           PORTFOLIO (C)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   551,329  $   117,468
  Net realized gain (loss) on investments...........................................    (756,474)      30,515
  Change in unrealized appreciation (depreciation) of investments...................  (7,559,136)     263,453
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (7,764,281)     411,436
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  13,915,336    1,880,872
   Transfers between funds including guaranteed interest account, net...............  24,946,858   14,162,175
   Transfers for contract benefits and terminations.................................  (1,526,257)     (55,963)
   Contract maintenance charges.....................................................     (18,599)      (1,108)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  37,317,338   15,985,976
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         168          332
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  29,553,225   16,397,744

NET ASSETS -- BEGINNING OF PERIOD                                                     16,397,744           --
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $45,950,969  $16,397,744
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         474          161
  Redeemed..........................................................................        (119)         (17)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         355          144
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     MFS(R) INTERNATIONAL VALUE
                                                                                          PORTFOLIO (A)
                                                                                     -------------------------
                                                                                         2011         2010
                                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     8,786   $  (12,861)
  Net realized gain (loss) on investments...........................................     125,112       24,590
  Change in unrealized appreciation (depreciation) of investments...................  (1,156,303)     214,831
                                                                                     -----------   ----------
  Net Increase (decrease) in net assets from operations.............................  (1,022,405)     226,560
                                                                                     -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,025,890    1,389,850
   Transfers between funds including guaranteed interest account, net...............  18,684,625    4,510,852
   Transfers for contract benefits and terminations.................................    (932,803)     (24,688)
   Contract maintenance charges.....................................................     (13,023)        (487)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  24,764,689    5,875,527
                                                                                     -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,000           --
                                                                                     -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  23,744,284    6,102,087

NET ASSETS -- BEGINNING OF PERIOD                                                      6,102,087           --
                                                                                     -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $29,846,371   $6,102,087
                                                                                     ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         289           61
  Redeemed..........................................................................         (63)          (6)
                                                                                     -----------   ----------
  Net Increase (Decrease)...........................................................         226           55
                                                                                     ===========   ==========

                                                                                       MFS(R) INVESTORS
                                                                                     GROWTH STOCK SERIES (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (10,590)  $   (540)
  Net realized gain (loss) on investments...........................................     16,973        658
  Change in unrealized appreciation (depreciation) of investments...................    (27,650)    12,697
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (21,267)    12,815
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    972,849     75,193
   Transfers between funds including guaranteed interest account, net...............  1,343,249    225,722
   Transfers for contract benefits and terminations.................................    (56,538)        --
   Contract maintenance charges.....................................................       (822)       (20)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  2,258,738    300,895
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        489         11
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,237,960    313,721

NET ASSETS -- BEGINNING OF PERIOD                                                       313,721         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $2,551,681   $313,721
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          3
  Redeemed..........................................................................         (6)        --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         19          3
                                                                                     ==========   ========

                                                                                     MFS(R) INVESTORS TRUST
                                                                                           SERIES (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,799) $   (4,556)
  Net realized gain (loss) on investments...........................................     56,840       2,081
  Change in unrealized appreciation (depreciation) of investments...................   (180,498)    109,929
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (135,457)    107,454
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,262,778     608,136
   Transfers between funds including guaranteed interest account, net...............    651,437   1,034,105
   Transfers for contract benefits and terminations.................................   (135,925)     (1,750)
   Contract maintenance charges.....................................................     (2,854)       (131)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,775,436   1,640,360
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         33         200
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,640,012   1,748,014

NET ASSETS -- BEGINNING OF PERIOD                                                     1,748,014          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,388,026  $1,748,014
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          16
  Redeemed..........................................................................         (9)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         16          16
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        MFS(R) TECHNOLOGY
                                                                                          PORTFOLIO (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (76,111) $   (3,170)
  Net realized gain (loss) on investments...........................................     46,128      25,780
  Change in unrealized appreciation (depreciation) of investments...................   (189,026)     43,770
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (219,009)     66,380
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,817,533     199,043
   Transfers between funds including guaranteed interest account, net...............  6,707,120   1,715,830
   Transfers for contract benefits and terminations.................................   (652,846)     (7,764)
   Contract maintenance charges.....................................................     (2,215)        (65)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,869,592   1,907,044
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        498          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,651,081   1,973,424

NET ASSETS -- BEGINNING OF PERIOD                                                     1,973,424          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $9,624,505  $1,973,424
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        127          21
  Redeemed..........................................................................        (63)         (5)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         64          16
                                                                                     ==========  ==========

                                                                                     MFS(R) UTILITIES SERIES (C)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                      -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   191,961    $   (3,705)
  Net realized gain (loss) on investments...........................................      88,981        10,255
  Change in unrealized appreciation (depreciation) of investments...................      17,015        60,304
                                                                                      -----------   ----------
  Net Increase (decrease) in net assets from operations.............................     297,957        66,854
                                                                                      -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,211,562       127,191
   Transfers between funds including guaranteed interest account, net...............  15,248,077     1,886,177
   Transfers for contract benefits and terminations.................................    (482,570)      (12,341)
   Contract maintenance charges.....................................................      (2,906)          (63)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                      -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  17,974,163     2,000,964
                                                                                      -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         541            --
                                                                                      -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  18,272,661     2,067,818

NET ASSETS -- BEGINNING OF PERIOD                                                      2,067,818            --
                                                                                      -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $20,340,479    $2,067,818
                                                                                      ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         195            20
  Redeemed..........................................................................         (39)           (1)
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................         156            19
                                                                                      ===========   ==========

                                                                                       MULTIMANAGER AGGRESSIVE
                                                                                             EQUITY* (B)
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (5,433,835) $ (1,058,755)
  Net realized gain (loss) on investments...........................................    (5,894,524)  (18,591,492)
  Change in unrealized appreciation (depreciation) of investments...................   (27,891,336)  110,198,763
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (39,219,695)   90,548,516
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    18,244,271    19,398,448
   Transfers between funds including guaranteed interest account, net...............   (30,747,145)    6,540,704
   Transfers for contract benefits and terminations.................................   (54,652,161)  (51,432,937)
   Contract maintenance charges.....................................................      (589,041)     (625,952)
   Adjustments to net assets allocated to contracts in payout period................       218,103      (108,151)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (67,525,973)  (26,227,888)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (672,541)      477,256
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (107,418,209)   64,797,884

NET ASSETS -- BEGINNING OF PERIOD                                                      626,849,677   562,051,793
                                                                                     -------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 519,431,468  $626,849,677
                                                                                     =============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           545           889
  Redeemed..........................................................................        (1,305)       (1,339)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (760)         (450)
                                                                                     =============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................            31           150
  Redeemed..........................................................................           (95)          (62)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (64)           88
                                                                                     =============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................            --            --
  Redeemed..........................................................................            --            --
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................            --            --
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       MULTIMANAGER CORE BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,495,640  $  1,574,439
  Net realized gain (loss) on investments...........................................    5,649,207     2,641,856
  Change in unrealized appreciation (depreciation) of investments...................   (2,212,270)      120,226
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,932,577     4,336,521
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,802,336    11,904,861
   Transfers between funds including guaranteed interest account, net...............    4,829,382    18,931,667
   Transfers for contract benefits and terminations.................................  (12,171,924)  (10,350,843)
   Contract maintenance charges.....................................................      (78,067)      (73,621)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............    3,381,727    20,412,064
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    8,314,304    24,748,585

NET ASSETS -- BEGINNING OF PERIOD                                                     111,740,450    86,991,865
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $120,054,754  $111,740,450
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          285           351
  Redeemed..........................................................................         (259)         (199)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           26           152
                                                                                     ============  ============

                                                                                            MULTIMANAGER
                                                                                        INTERNATIONAL EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    207,024  $  1,172,233
  Net realized gain (loss) on investments...........................................   (7,959,375)  (11,273,751)
  Change in unrealized appreciation (depreciation) of investments...................   (4,778,334)   13,941,930
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,530,685)    3,840,412
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,965,641     6,375,981
   Transfers between funds including guaranteed interest account, net...............   (6,022,363)   (4,793,495)
   Transfers for contract benefits and terminations.................................   (6,951,591)   (7,171,491)
   Contract maintenance charges.....................................................      (57,920)      (68,881)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,066,233)   (5,657,886)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (20,596,918)   (1,817,474)

NET ASSETS -- BEGINNING OF PERIOD                                                      73,087,307    74,904,781
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 52,490,389  $ 73,087,307
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           79           109
  Redeemed..........................................................................         (142)         (154)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (63)          (45)
                                                                                     ============  ============

                                                                                      MULTIMANAGER LARGE CAP
                                                                                           CORE EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (142,193) $  (149,837)
  Net realized gain (loss) on investments...........................................    (979,653)  (1,097,537)
  Change in unrealized appreciation (depreciation) of investments...................     (84,016)   2,640,215
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,205,862)   1,392,841
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     794,421      940,870
   Transfers between funds including guaranteed interest account, net...............    (645,992)    (935,824)
   Transfers for contract benefits and terminations.................................  (1,344,031)  (1,385,993)
   Contract maintenance charges.....................................................     (12,268)     (13,655)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,207,870)  (1,394,602)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,413,732)      (1,761)

NET ASSETS -- BEGINNING OF PERIOD                                                     15,030,613   15,032,374
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $12,616,881  $15,030,613
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          28           20
  Redeemed..........................................................................         (40)         (33)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)         (13)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       MULTIMANAGER LARGE CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (148,699) $  (213,492)
  Net realized gain (loss) on investments...........................................   (2,218,231)  (5,898,995)
  Change in unrealized appreciation (depreciation) of investments...................   (1,068,708)  12,270,656
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (3,435,638)   6,158,169
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,511,534    5,166,483
   Transfers between funds including guaranteed interest account, net...............   (5,206,177)  (4,050,653)
   Transfers for contract benefits and terminations.................................   (5,823,846)  (5,429,140)
   Contract maintenance charges.....................................................      (50,128)     (54,701)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (6,568,617)  (4,368,011)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (10,004,255)   1,790,158

NET ASSETS -- BEGINNING OF PERIOD                                                      57,460,903   55,670,745
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 47,456,648  $57,460,903
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           58           75
  Redeemed..........................................................................         (112)        (114)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (54)         (39)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (933,646) $  (864,448)
  Net realized gain (loss) on investments...........................................     (535,570)  (2,990,864)
  Change in unrealized appreciation (depreciation) of investments...................   (4,684,186)  19,385,816
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (6,153,402)  15,530,504
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,096,192    5,056,104
   Transfers between funds including guaranteed interest account, net...............   (5,636,353)  (3,044,036)
   Transfers for contract benefits and terminations.................................   (6,591,885)  (5,752,099)
   Contract maintenance charges.....................................................      (61,988)     (65,428)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (8,194,034)  (3,805,459)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,347,436)  11,725,045

NET ASSETS -- BEGINNING OF PERIOD                                                      76,175,310   64,450,265
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 61,827,874  $76,175,310
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           91          121
  Redeemed..........................................................................         (160)        (158)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (69)         (37)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (861,445) $  (328,336)
  Net realized gain (loss) on investments...........................................      828,915   (3,274,390)
  Change in unrealized appreciation (depreciation) of investments...................   (9,970,029)  17,560,417
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................  (10,002,559)  13,957,691
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,995,264    4,791,638
   Transfers between funds including guaranteed interest account, net...............   (4,467,572)   1,106,926
   Transfers for contract benefits and terminations.................................   (6,483,753)  (5,925,990)
   Contract maintenance charges.....................................................      (48,281)     (51,829)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (7,004,342)     (79,255)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (17,006,901)  13,878,436

NET ASSETS -- BEGINNING OF PERIOD                                                      74,136,826   60,258,390
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 57,129,925  $74,136,826
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          131
  Redeemed..........................................................................         (130)        (131)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (47)          --
                                                                                     ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      MULTIMANAGER MULTI-SECTOR
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  3,258,963  $  1,868,118
  Net realized gain (loss) on investments...........................................   (7,293,340)   (8,626,841)
  Change in unrealized appreciation (depreciation) of investments...................    8,758,653    13,128,936
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,724,276     6,370,213
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,840,575    11,569,863
   Transfers between funds including guaranteed interest account, net...............   (2,855,040)    2,536,422
   Transfers for contract benefits and terminations.................................  (14,246,903)  (13,731,471)
   Contract maintenance charges.....................................................     (120,600)     (131,069)
   Adjustments to net assets allocated to contracts in payout period................          (51)       16,208
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,382,019)      259,953
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           54       (16,208)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (3,657,689)    6,613,958

NET ASSETS -- BEGINNING OF PERIOD                                                     122,628,964   116,015,006
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $118,971,275  $122,628,964
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           93           116
  Redeemed..........................................................................         (133)         (129)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (40)          (13)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           102
  Redeemed..........................................................................         (117)          (74)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (16)           28
                                                                                     ============  ============

                                                                                       MULTIMANAGER SMALL CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (606,671) $  (587,147)
  Net realized gain (loss) on investments...........................................      867,034   (3,624,890)
  Change in unrealized appreciation (depreciation) of investments...................   (8,288,175)  15,038,194
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (8,027,812)  10,826,157
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,761,144    4,572,481
   Transfers between funds including guaranteed interest account, net...............   (5,773,072)  (3,037,557)
   Transfers for contract benefits and terminations.................................   (3,612,351)  (3,380,922)
   Contract maintenance charges.....................................................      (47,911)     (52,611)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (5,672,190)  (1,898,609)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,700,002)   8,927,548

NET ASSETS -- BEGINNING OF PERIOD                                                      53,029,343   44,101,795
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 39,329,341  $53,029,343
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          100
  Redeemed..........................................................................         (128)        (119)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (45)         (19)
                                                                                     ============  ===========

                                                                                       MULTIMANAGER SMALL CAP
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,499,920) $ (1,412,281)
  Net realized gain (loss) on investments...........................................   (6,985,670)  (18,347,017)
  Change in unrealized appreciation (depreciation) of investments...................   (3,750,544)   44,919,404
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,236,134)   25,160,106
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,813,250    10,588,219
   Transfers between funds including guaranteed interest account, net...............  (12,911,704)   (9,506,526)
   Transfers for contract benefits and terminations.................................  (10,581,620)  (10,628,958)
   Contract maintenance charges.....................................................     (129,776)     (146,649)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (14,809,850)   (9,693,914)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (27,045,984)   15,466,192

NET ASSETS -- BEGINNING OF PERIOD                                                     134,635,092   119,168,900
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $107,589,108  $134,635,092
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           176
  Redeemed..........................................................................         (188)         (246)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (87)          (70)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                      MULTIMANAGER TECHNOLOGY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,568,439) $ (1,481,261)
  Net realized gain (loss) on investments...........................................   15,655,902    (4,043,575)
  Change in unrealized appreciation (depreciation) of investments...................  (20,998,243)   23,048,143
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (6,910,780)   17,523,307
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,186,452    11,144,764
   Transfers between funds including guaranteed interest account, net...............   (9,959,354)   (6,137,023)
   Transfers for contract benefits and terminations.................................   (9,474,797)  (10,386,385)
   Contract maintenance charges.....................................................     (104,264)     (111,167)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (11,351,963)   (5,489,811)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,262,743)   12,033,496

NET ASSETS -- BEGINNING OF PERIOD                                                     126,391,816   114,358,320
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $108,129,073  $126,391,816
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          299           385
  Redeemed..........................................................................         (396)         (438)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (97)          (53)
                                                                                     ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

                                                                                     OPPENHEIMER MAIN STREET
                                                                                       FUND(R)/VA (A)
                                                                                     ----------------------
                                                                                       2011         2010
                                                                                      --------     -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (839)    $  (161)
  Net realized gain (loss) on investments...........................................    1,411         342
  Change in unrealized appreciation (depreciation) of investments...................       76       4,347
                                                                                      --------     -------
  Net Increase (decrease) in net assets from operations.............................      648       4,528
                                                                                      --------     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  136,585      50,485
   Transfers between funds including guaranteed interest account, net...............     (690)     (2,581)
   Transfers for contract benefits and terminations.................................   (1,597)         --
   Contract maintenance charges.....................................................     (258)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------     -------
  Net increase (decrease) in net assets from contractowners transactions............  134,040      47,904
                                                                                      --------     -------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      493           4
                                                                                      --------     -------

INCREASE (DECREASE) IN NET ASSETS...................................................  135,181      52,436

NET ASSETS -- BEGINNING OF PERIOD                                                      52,436          --
                                                                                      --------     -------

NET ASSETS -- END OF PERIOD                                                          $187,617     $52,436
                                                                                      ========     =======

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY CLASS B
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        2          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................        2          --
                                                                                      ========     =======

                                                                                     PIMCO VARIABLE INSURANCE
                                                                                     TRUST COMMODITYREALRETURN(R)
                                                                                     STRATEGY PORTFOLIO (A)
                                                                                     ---------------------------
                                                                                        2011           2010
                                                                                       ----------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  173,497      $ 15,018
  Net realized gain (loss) on investments...........................................      7,547         8,900
  Change in unrealized appreciation (depreciation) of investments...................   (374,355)       32,421
                                                                                       ----------     --------
  Net Increase (decrease) in net assets from operations.............................   (193,311)       56,339
                                                                                       ----------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,393,746       388,751
   Transfers between funds including guaranteed interest account, net...............    181,700       116,778
   Transfers for contract benefits and terminations.................................    (15,767)         (502)
   Contract maintenance charges.....................................................     (1,290)          (91)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                       ----------     --------
  Net increase (decrease) in net assets from contractowners transactions............  1,558,389       504,936
                                                                                       ----------     --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         (1)            2
                                                                                       ----------     --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,365,077       561,277

NET ASSETS -- BEGINNING OF PERIOD                                                       561,277            --
                                                                                       ----------     --------

NET ASSETS -- END OF PERIOD                                                          $1,926,354      $561,277
                                                                                       ==========     ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................         14             4
  Redeemed..........................................................................         (2)           --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         12             4
                                                                                       ==========     ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      TARGET 2015 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    61,859  $    39,044
  Net realized gain (loss) on investments...........................................   1,385,535     (549,513)
  Change in unrealized appreciation (depreciation) of investments...................  (2,371,761)   2,119,768
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (924,367)   1,609,299
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,147,529    3,703,450
   Transfers between funds including guaranteed interest account, net...............     (16,336)     611,172
   Transfers for contract benefits and terminations.................................  (1,477,091)  (1,329,761)
   Contract maintenance charges.....................................................     (15,892)     (15,462)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,638,210    2,969,399
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................     713,843    4,578,698
NET ASSETS -- BEGINNING OF PERIOD...................................................  20,504,530   15,925,832
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $21,218,373  $20,504,530
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          71           83
  Redeemed..........................................................................         (56)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          15           31
                                                                                     ===========  ===========

                                                                                      TARGET 2025 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    54,386  $    40,188
  Net realized gain (loss) on investments...........................................     566,951   (1,098,680)
  Change in unrealized appreciation (depreciation) of investments...................  (2,192,171)   3,563,709
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,570,834)   2,505,217
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,726,176    5,132,316
   Transfers between funds including guaranteed interest account, net...............    (770,150)     707,050
   Transfers for contract benefits and terminations.................................  (1,545,675)  (1,163,150)
   Contract maintenance charges.....................................................     (39,114)     (35,979)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,371,237    4,640,237
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       5,000        2,003
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,403    7,147,457
NET ASSETS -- BEGINNING OF PERIOD...................................................  27,185,342   20,037,885
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $28,990,745  $27,185,342
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          89          102
  Redeemed..........................................................................         (55)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          34           50
                                                                                     ===========  ===========

                                                                                      TARGET 2035 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    39,864  $    21,783
  Net realized gain (loss) on investments...........................................     141,811     (609,874)
  Change in unrealized appreciation (depreciation) of investments...................  (1,629,309)   2,680,639
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,447,634)   2,092,548
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,424,107    5,196,367
   Transfers between funds including guaranteed interest account, net...............    (378,722)     345,751
   Transfers for contract benefits and terminations.................................  (1,168,672)    (943,020)
   Contract maintenance charges.....................................................     (60,106)     (54,532)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,816,607    4,544,566
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   2,368,973    6,637,114
NET ASSETS -- BEGINNING OF PERIOD...................................................  21,520,565   14,883,451
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,889,538  $21,520,565
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          73           82
  Redeemed..........................................................................         (34)         (32)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          39           50
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                      TARGET 2045 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    11,253  $    (4,230)
  Net realized gain (loss) on investments...........................................     556,773     (449,615)
  Change in unrealized appreciation (depreciation) of investments...................  (1,738,780)   1,917,089
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,170,754)   1,463,244
                                                                                     -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,303,496    3,985,090
   Transfers between funds including guaranteed interest account, net...............    (230,129)    (452,007)
   Transfers for contract benefits and terminations.................................  (1,043,129)    (715,287)
   Contract maintenance charges.....................................................     (54,476)     (46,945)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   2,975,762    2,770,851
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,008    4,234,095
NET ASSETS -- BEGINNING OF PERIOD...................................................  14,276,818   10,042,723
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $16,081,826  $14,276,818
                                                                                     ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          59           53
  Redeemed..........................................................................         (27)         (23)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          32           30
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                                             VAN ECK VIP
                                                                                                             GLOBAL HARD
                                                                                      TEMPLETON GLOBAL BOND    ASSETS
                                                                                         SECURITIES FUND      FUND (H)
                                                                                     ----------------------  -----------
                                                                                        2011        2010        2011
                                                                                     ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  178,398  $   (3,766) $  (26,188)
  Net realized gain (loss) on investments...........................................     44,616       2,115    (164,006)
  Change in unrealized appreciation (depreciation) of investments...................   (432,475)     43,778    (464,005)
                                                                                     ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (209,461)     42,127    (654,199)
                                                                                     ----------  ----------  ----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  4,372,755   1,550,703   1,146,487
   Transfers between funds including guaranteed interest account, net...............    452,304     445,406   5,888,245
   Transfers for contract benefits and terminations.................................    (41,315)     (3,713)    (65,624)
   Contract maintenance charges.....................................................     (6,546)       (173)       (772)
   Adjustments to net assets allocated to contracts in payout period................         --          --          --
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  4,777,198   1,992,223   6,968,336
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         300          --
                                                                                     ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................................................  4,568,237   2,034,650   6,314,137
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,034,650          --          --
                                                                                     ----------  ----------  ----------
NET ASSETS -- END OF PERIOD......................................................... $6,602,887  $2,034,650  $6,314,137
                                                                                     ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --          --
  Redeemed..........................................................................         --          --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          --
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................         --          --          94
  Redeemed..........................................................................         --          --         (18)
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          76
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued............................................................................         51          19          --
  Redeemed..........................................................................         (5)         --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         46          19          --
                                                                                     ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-----------
(a)Units were made available on May 3, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(c)Units were made available on September 20, 2010.
(d)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(e)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(f)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
(g)Units were made available on May 2, 2011.
(h)Units were made available on May 20, 2011.
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth /(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                         PURCHASES      SALES
                                        ------------ ------------
All Asset Allocation................... $ 19,123,075 $  3,899,946
American Century VP Mid Cap Value Fund.    1,399,485      162,385
AXA Aggressive Allocation..............  111,769,799   68,557,726
AXA Balanced Strategy..................   17,710,371    3,491,911
AXA Conservative Allocation............   48,113,785   33,133,005
AXA Conservative Growth Strategy.......    2,824,209      330,969
AXA Conservative Strategy..............    1,542,264      205,942
AXA Conservative-Plus Allocation.......   55,029,018   37,074,671
AXA Growth Strategy....................    1,726,050    1,937,977
AXA Moderate Allocation................  206,883,261  210,923,177
AXA Moderate-Plus Allocation...........  201,591,872  140,042,187
AXA Tactical Manager 2000..............    2,767,756    1,727,272
AXA Tactical Manager 400...............    3,701,787    1,667,089
AXA Tactical Manager 500...............    3,605,551      881,483
AXA Tactical Manager International.....    3,565,890      542,520
EQ/AllianceBernstein Small Cap Growth..   77,941,585   97,833,296
EQ/AXA Franklin Small Cap Value Core...    5,978,803    6,290,706
EQ/BlackRock Basic Value Equity........   97,818,300   74,687,489
EQ/Boston Advisors Equity Income.......   15,358,973   16,334,513
EQ/Calvert Socially Responsible........    5,636,062    4,039,179
EQ/Capital Guardian Research...........   14,002,491   32,521,647
EQ/Common Stock Index..................   79,201,212  310,017,563
EQ/Core Bond Index.....................   24,480,657   32,207,046
EQ/Davis New York Venture..............    7,285,941    8,436,653
EQ/Equity 500 Index....................  145,069,927  181,743,778
EQ/Equity Growth PLUS..................   37,625,485   77,014,326
EQ/Franklin Core Balanced..............   15,339,263   20,931,371
EQ/Franklin Templeton Allocation.......   12,129,032   11,268,432
EQ/GAMCO Mergers and Acquisitions......    7,934,927    6,254,333
EQ/GAMCO Small Company Value...........  130,833,623   87,381,456
EQ/Global Bond PLUS....................   31,856,661   22,122,857
EQ/Global Multi-Sector Equity..........   78,274,877  114,479,647
EQ/Intermediate Government Bond Index..   18,381,231   25,623,197
EQ/International Core PLUS.............   34,295,276   34,435,567
EQ/International Equity Index..........   62,229,175   99,687,488
EQ/International Value PLUS............   36,387,412   55,651,650
EQ/JPMorgan Value Opportunities........    9,721,339   12,577,867
EQ/Large Cap Core PLUS.................    3,005,410    4,084,329
EQ/Large Cap Growth Index..............   20,013,497   26,404,020
EQ/Large Cap Growth PLUS...............   36,050,167   43,999,955
EQ/Large Cap Value Index...............   25,060,137    7,570,588
EQ/Large Cap Value PLUS................   65,987,882  147,337,625
EQ/Lord Abbett Large Cap Core..........   17,829,905   14,436,531
EQ/MFS International Growth............   28,515,575   21,044,909
EQ/Mid Cap Index.......................   44,218,234   64,831,475
EQ/Mid Cap Value PLUS..................   47,490,381   95,382,591
EQ/Money Market........................   76,258,697   84,561,852
EQ/Montag & Caldwell Growth............    8,707,159   12,749,583
EQ/Morgan Stanley Mid Cap Growth.......  120,318,341   66,666,110
EQ/Mutual Large Cap Equity.............    4,462,461    7,640,412
EQ/Oppenheimer Global..................   30,828,889   13,261,269

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
EQ/PIMCO Ultra Short Bond................................................ $ 31,290,290 $ 52,456,487
EQ/Quality Bond PLUS.....................................................   21,609,032   38,185,802
EQ/Small Company Index...................................................   48,523,682   42,741,902
EQ/T. Rowe Price Growth Stock............................................   44,620,081   28,293,702
EQ/Templeton Global Equity...............................................    9,382,187    8,201,203
EQ/UBS Growth & Income...................................................    4,213,904    7,611,564
EQ/Van Kampen Comstock...................................................    5,650,673    5,216,121
EQ/Wells Fargo Omega Growth..............................................   57,632,926   27,009,595
Fidelity(R) VIP Contrafund(R) Portfolio..................................   64,139,009    6,948,868
Fidelity(R) VIP Equity-Income Portfolio..................................      546,938       66,343
Fidelity(R) VIP Mid Cap Portfolio........................................    3,200,234      425,688
Goldman Sachs VIT Mid Cap Value Fund.....................................    4,038,627      427,560
Invesco V.I. Dividend Growth Fund........................................      150,150       15,604
Invesco V.I. Global Real Estate Fund.....................................   13,491,146    3,815,192
Invesco V.I. High Yield Fund.............................................    4,984,946    2,281,354
Invesco V.I. International Growth Fund...................................    8,785,253    1,171,366
Invesco V.I. Mid Cap Core Equity Fund....................................    7,274,688    1,673,872
Invesco V.I. Small Cap Equity Fund.......................................    8,393,370    5,103,032
Ivy Funds VIP Energy.....................................................   25,614,522   11,264,053
Ivy Funds VIP High Income................................................   40,074,014   11,718,952
Ivy Funds VIP Mid Cap Growth.............................................    6,434,228      645,445
Ivy Funds VIP Small Cap Growth...........................................    4,042,535    1,300,628
Lazard Retirement Emerging Markets Equity Portfolio......................   50,747,713   12,878,546
MFS(R) International Value Portfolio.....................................   31,950,316    7,174,841
MFS(R) Investors Growth Stock Series.....................................    3,029,528      780,880
MFS(R) Investors Trust Series............................................    2,777,500    1,013,861
MFS(R) Technology Portfolio..............................................   15,578,136    7,784,157
MFS(R) Utilities Series..................................................   22,835,845    4,669,223
Multimanager Aggressive Equity...........................................   18,031,573   91,655,395
Multimanager Core Bond...................................................   46,443,864   37,514,889
Multimanager International Equity........................................   10,874,610   18,733,819
Multimanager Large Cap Core Equity.......................................    3,170,708    4,520,771
Multimanager Large Cap Value.............................................    7,642,121   14,359,437
Multimanager Mid Cap Growth..............................................   10,809,771   19,937,451
Multimanager Mid Cap Value...............................................   12,171,682   20,037,469
Multimanager Multi-Sector Bond...........................................   29,207,205   34,330,207
Multimanager Small Cap Growth............................................    9,971,449   16,250,310
Multimanager Small Cap Value.............................................   17,024,604   33,334,374
Multimanager Technology..................................................   35,518,974   48,439,376
Oppenheimer Main Street Fund(R) /VA......................................      171,705       38,006
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    1,949,573      217,687
Target 2015 Allocation...................................................    7,844,299    5,845,358
Target 2025 Allocation...................................................    9,426,343    5,834,975
Target 2035 Allocation...................................................    7,586,867    3,604,791
Target 2045 Allocation...................................................    5,892,117    2,804,458
Templeton Global Bond Securities Fund....................................    5,629,532      646,588
Van Eck VIP Global Hard Assets Fund......................................    8,691,924    1,749,776

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

   Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

--------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH         MULTIMANAGER AGGRESIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A           2,913,236                            22,592,038
Value -- Class A          $      7.88                          $      23.83
Shares -- Class B         $ 1,049,889                          $  1,061,491
Value -- Class B          $      7.72                          $      23.38
Net Assets Before Merger   31,061,443                          $532,124,482
Net Assets After Merger   $        --                          $563,185,925

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT                          --             --           --      --

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                your account value on the last business    account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $25                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                          WITH THE GUARANTEED MINIMUM INCOME         account value
                                                                BENEFIT) - 0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater
                                                                of 6% roll-up to age 85 benefit base, as
                                                                applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                the GWBL Enhance death benefit base

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                                     UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                  UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                  ----------- ------------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (r)      $115.06             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B (r)     $112.54             --               --         --        (4.89)%
      All contract charges                               --            223         $ 25,298       1.97%          --
2010  Lowest contract charge 0.50% Class B (r)      $119.82             --               --         --        14.41%
      Highest contract charge 1.45% Class B (r)     $118.33             --               --         --        13.31%
      All contract charges                               --            101         $ 11,926       2.90%          --
2009  Lowest contract charge 0.50% Class B (r)      $104.73             --               --         --         2.75%
      Highest contract charge 1.45% Class B (r)     $104.43             --               --         --         2.47%
      All contract charges                               --             20         $  2,043       4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class II (t)     $104.57             --               --         --        (1.53)%
      Highest contract charge 1.20% Class II (t)    $103.68             --               --         --        (2.03)%
      All contract charges                               --             16         $  1,668       1.44%          --
2010  Lowest contract charge 0.90% Class II (t)     $106.06             --               --         --         6.01%
      Highest contract charge 1.20% Class II (t)    $105.83             --               --         --         5.79%
      All contract charges                               --              4         $    472       2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B          $128.63             --               --         --        (7.96)%
      Highest contract charge 1.45% Class B         $118.84             --               --         --        (8.84)%
      All contract charges                               --          2,983         $357,014       1.34%          --
2010  Lowest contract charge 0.50% Class B          $139.76             --               --         --        12.51%
      Highest contract charge 1.45% Class B         $130.37             --               --         --        11.44%
      All contract charges                               --          2,731         $357,010       1.71%          --
2009  Lowest contract charge 0.50% Class B          $124.22             --               --         --        26.65%
      Highest contract charge 1.45% Class B         $116.99             --               --         --        25.44%
      All contract charges                               --          2,255         $264,074       1.16%          --
2008  Lowest contract charge 0.50% Class B          $ 98.08             --               --         --       (39.50)%
      Highest contract charge 1.45% Class B         $ 93.26             --               --         --       (40.08)%
      All contract charges                               --          1,573         $146,691       1.79%          --
2007  Lowest contract charge 0.50% Class B          $162.11             --               --         --         5.64%
      Highest contract charge 1.45% Class B         $155.64             --               --         --         4.62%
      All contract charges                               --          1,034         $161,376       2.96%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)      $108.40             --               --         --        (3.22)%
      Highest contract charge 1.25% Class A (s)     $108.02             --               --         --        (3.37)%
      All contract charges                               --              5         $    544       1.36%          --
2010  Lowest contract charge 1.10% Class A (s)      $112.01             --               --         --         9.12%
      Highest contract charge 1.25% Class A (s)     $111.79             --               --         --         8.96%
      All contract charges                               --              3         $    350       1.92%          --
2009  Lowest contract charge 1.10% Class A (s)      $102.65             --               --         --         1.93%
      Highest contract charge 1.25% Class A (s)     $102.60             --               --         --         1.89%
      All contract charges                               --              4         $    394       2.34%          --
AXA BALANCED STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)      $115.70             --               --         --        (3.61)%
      Highest contract charge 1.30% Class B (q)     $115.55             --               --         --        (3.66)%
      All contract charges                               --            290         $ 33,585       1.36%          --
2010  Lowest contract charge 1.25% Class B (q)      $120.03             --               --         --         8.68%
      Highest contract charge 1.30% Class B (q)     $119.94             --               --         --         8.62%
      All contract charges                               --            176         $ 21,202       1.92%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                                    UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ----------- ------------------- ---------- -------------- ---------
AXA BALANCED STRATEGY (CONTINUED)
2009  Lowest contract charge 1.25% Class B (q)     $110.45             --               --         --        12.64%
      Highest contract charge 1.30% Class B (q)    $110.42             --               --         --        12.60%
      All contract charges                              --             51         $  5,642       2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $128.42             --               --         --         1.39%
      Highest contract charge 1.45% Class B        $118.65             --               --         --         0.42%
      All contract charges                              --            988         $116,023       1.76%          --
2010  Lowest contract charge 0.50% Class B         $126.66             --               --         --         6.73%
      Highest contract charge 1.45% Class B        $118.15             --               --         --         5.71%
      All contract charges                              --            878         $103,215       2.41%          --
2009  Lowest contract charge 0.50% Class B         $118.67             --               --         --         9.27%
      Highest contract charge 1.45% Class B        $111.77             --               --         --         8.24%
      All contract charges                              --            701         $ 78,154       2.54%          --
2008  Lowest contract charge 0.50% Class B         $108.60             --               --         --       (11.46)%
      Highest contract charge 1.45% Class B        $103.26             --               --         --       (12.31)%
      All contract charges                              --            539         $ 55,833       4.85%          --
2007  Lowest contract charge 0.50% Class B         $122.65             --               --         --         5.27%
      Highest contract charge 1.45% Class B        $117.75             --               --         --         4.26%
      All contract charges                              --            378         $ 44,771       5.06%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $114.67             --               --         --        (2.62)%
      Highest contract charge 1.30% Class B (q)    $114.53             --               --         --        (2.67)%
      All contract charges                              --             52         $  5,951       1.39%          --
2010  Lowest contract charge 1.25% Class B (q)     $117.76             --               --         --         7.76%
      Highest contract charge 1.30% Class B (q)    $117.67             --               --         --         7.74%
      All contract charges                              --             31         $  3,722       1.71%          --
2009  Lowest contract charge 1.25% Class B (q)     $109.28             --               --         --        10.60%
      Highest contract charge 1.30% Class B (q)    $109.22             --               --         --        10.58%
      All contract charges                              --             10         $  1,140       1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $111.12             --               --         --        (0.54)%
      Highest contract charge 1.30% Class B (q)    $110.98             --               --         --        (0.59)%
      All contract charges                              --             25         $  2,768       1.90%          --
2010  Lowest contract charge 1.25% Class B (q)     $111.72             --               --         --         5.94%
      Highest contract charge 1.30% Class B (q)    $111.64             --               --         --         5.89%
      All contract charges                              --             13         $  1,475       2.37%          --
2009  Lowest contract charge 1.25% Class B (q)     $105.46             --               --         --         5.67%
      Highest contract charge 1.30% Class B (q)    $105.43             --               --         --         5.64%
      All contract charges                              --              3         $    275       2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $127.77             --               --         --        (1.21)%
      Highest contract charge 1.45% Class B        $118.05             --               --         --        (2.15)%
      All contract charges                              --          1,358         $160,091       1.58%          --
2010  Lowest contract charge 0.50% Class B         $129.33             --               --         --         8.52%
      Highest contract charge 1.45% Class B        $120.64             --               --         --         7.49%
      All contract charges                              --          1,244         $149,815       2.16%          --
2009  Lowest contract charge 0.50% Class B         $119.17             --               --         --        13.85%
      Highest contract charge 1.45% Class B        $112.23             --               --         --        12.76%
      All contract charges                              --          1,056         $118,182       2.15%          --
2008  Lowest contract charge 0.50% Class B         $104.67             --               --         --       (19.83)%
      Highest contract charge 1.45% Class B        $ 99.53             --               --         --       (20.59)%
      All contract charges                              --            800         $ 79,752       3.64%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2007  Lowest contract charge 0.50% Class B        $130.56             --                --        --         4.96%
      Highest contract charge 1.45% Class B       $125.34             --                --        --         3.95%
      All contract charges                             --            634        $   80,092      4.08%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $108.93             --                --        --        (5.21)%
      Highest contract charge 1.25% Class A (s)   $108.55             --                --        --        (5.35)%
      All contract charges                             --             11        $    1,177      1.19%          --
2010  Lowest contract charge 1.10% Class A (s)    $114.92             --                --        --        10.72%
      Highest contract charge 1.25% Class A (s)   $114.69             --                --        --        10.56%
      All contract charges                             --             13        $    1,535      1.56%          --
2009  Lowest contract charge 1.10% Class A (s)    $103.79             --                --        --         2.87%
      Highest contract charge 1.25% Class A (s)   $103.74             --                --        --         2.84%
      All contract charges                             --             14        $    1,474      1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $102.59             --                --        --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                --        --        (3.56)%
      All contract charges                             --         17,152        $1,263,112      1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                --        --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                --        --         8.59%
      All contract charges                             --         18,275        $1,387,456      2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                --        --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                --        --        15.60%
      All contract charges                             --         18,864        $1,310,255      1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                --        --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                --        --       (25.38)%
      All contract charges                             --         19,014        $1,142,587      3.70%          --
2007  Lowest contract charge 0.50% Class A        $109.30             --                --        --         6.00%
      Highest contract charge 1.45% Class A       $144.38             --                --        --         4.99%
      All contract charges                             --         19,631        $1,586,678      3.35%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $118.42             --                --        --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                --        --        (3.65)%
      All contract charges                             --          2,171        $  261,855      1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                --        --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                --        --         8.50%
      All contract charges                             --          1,923        $  240,775      2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                --        --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                --        --        15.51%
      All contract charges                             --          1,585        $  183,180      1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                --        --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                --        --       (25.44)%
      All contract charges                             --          1,338        $  136,760      3.70%          --
2007  Lowest contract charge 0.50% Class B        $127.43             --                --        --         5.73%
      Highest contract charge 1.30% Class B       $107.96             --                --        --         4.90%
      All contract charges                             --          1,218        $  170,510      3.35%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $133.07             --                --        --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                --        --        (6.34)%
      All contract charges                             --          6,568        $  807,708      1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                --        --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                --        --         9.94%
      All contract charges                             --          6,277        $  822,427      1.82%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $126.77             --               --         --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --               --         --        20.18%
      All contract charges                             --          5,622         $668,768       1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --               --         --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --               --         --       (32.77)%
      All contract charges                             --          4,565         $452,172       2.45%          --
2007  Lowest contract charge 0.50% Class B        $153.90             --               --         --         5.85%
      Highest contract charge 1.45% Class B       $147.76             --               --         --         4.84%
      All contract charges                             --          3,480         $513,806       3.38%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.17             --               --         --       (11.18)%
      Highest contract charge 1.34% Class B (t)   $109.23             --               --         --       (11.75)%
      All contract charges                             --             12         $  1,291       0.03%          --
2010  Lowest contract charge 0.70% Class B (t)    $124.04             --               --         --        17.16%
      Highest contract charge 1.34% Class B (t)   $123.77             --               --         --        16.95%
      All contract charges                             --              3         $    416       0.08%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $109.35             --               --         --        (8.86)%
      Highest contract charge 1.34% Class B (t)   $108.41             --               --         --        (9.45)%
      All contract charges                             --             25         $  2,592       0.05%          --
2010  Lowest contract charge 0.70% Class B (t)    $119.98             --               --         --        14.37%
      Highest contract charge 1.34% Class B (t)   $119.72             --               --         --        14.17%
      All contract charges                             --              8         $    954       0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.47             --               --         --        (4.42)%
      Highest contract charge 1.34% Class B (t)   $109.53             --               --         --        (5.03)%
      All contract charges                             --             35         $  3,721       0.64%          --
2010  Lowest contract charge 0.70% Class B (t)    $115.58             --               --         --        10.26%
      Highest contract charge 1.34% Class B (t)   $115.33             --               --         --        10.06%
      All contract charges                             --             10         $  1,215       0.69%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $ 93.15             --               --         --       (16.64)%
      Highest contract charge 1.34% Class B (t)   $ 92.35             --               --         --       (17.17)%
      All contract charges                             --             34         $  3,102       2.30%          --
2010  Lowest contract charge 0.70% Class B (t)    $111.74             --               --         --         6.88%
      Highest contract charge 1.34% Class B (t)   $111.50             --               --         --         6.68%
      All contract charges                             --              5         $    638       1.76%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $118.95             --               --         --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --               --         --        (1.84)%
      All contract charges                             --          1,220         $249,306       0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --               --         --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --               --         --        31.64%
      All contract charges                             --          1,331         $276,722       0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --               --         --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --               --         --        34.04%
      All contract charges                             --          1,403         $221,353       0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --               --         --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --               --         --       (45.32)%
      All contract charges                             --          1,444         $169,875       0.01%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class A    $120.87             --               --         --        16.40%
      Highest contract charge 1.45% Class A   $155.92             --               --         --        15.28%
      All contract charges                         --          1,537         $330,250       0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $113.78             --               --         --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70             --               --         --        (1.92)%
      All contract charges                         --            255         $ 39,148       0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09             --               --         --        32.58%
      Highest contract charge 1.30% Class B   $114.91             --               --         --        31.54%
      All contract charges                         --            280         $ 44,323       0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81             --               --         --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36             --               --         --        33.93%
      All contract charges                         --            301         $ 36,400       0.15%          --
2008  Lowest contract charge 0.50% Class B    $ 64.30             --               --         --       (44.93)%
      Highest contract charge 1.30% Class B   $ 65.23             --               --         --       (45.37)%
      All contract charges                         --            318         $ 29,108       0.01%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --        16.10%
      Highest contract charge 1.30% Class B   $119.40             --               --         --        15.18%
      All contract charges                         --            353         $ 59,087       0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 92.77             --               --         --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16             --               --         --       (10.89)%
      All contract charges                         --            156         $ 13,851       0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11             --               --         --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93             --               --         --        22.47%
      All contract charges                         --            156         $ 15,611       0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39             --               --         --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78             --               --         --        26.36%
      All contract charges                         --            144         $ 11,627       1.05%          --
2008  Lowest contract charge 0.50% Class B    $ 65.36             --               --         --       (33.74)%
      Highest contract charge 1.45% Class B   $ 63.93             --               --         --       (34.37)%
      All contract charges                         --            118         $  7,589       1.02%          --
2007  Lowest contract charge 0.50% Class B    $ 98.64             --               --         --        (9.09)%
      Highest contract charge 1.45% Class B   $ 97.41             --               --         --        (9.96)%
      All contract charges                         --             66         $  6,402       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $139.47             --               --         --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42             --               --         --        (4.51)%
      All contract charges                         --          2,193         $402,728       1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66             --               --         --        11.72%
      Highest contract charge 1.45% Class B   $162.76             --               --         --        10.66%
      All contract charges                         --          2,041         $397,717       1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48             --               --         --        29.64%
      Highest contract charge 1.45% Class B   $147.09             --               --         --        28.40%
      All contract charges                         --          1,845         $328,742       2.77%          --
2008  Lowest contract charge 0.50% Class B    $ 99.88             --               --         --       (36.88)%
      Highest contract charge 1.45% Class B   $114.56             --               --         --       (37.48)%
      All contract charges                         --          1,678         $235,310       1.69%          --
2007  Lowest contract charge 0.50% Class B    $158.23             --               --         --         0.67%
      Highest contract charge 1.45% Class B   $183.24             --               --         --        (0.29)%
      All contract charges                         --          1,706         $383,188       1.08%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $114.96             --                --        --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27             --                --        --        (1.84)%
      All contract charges                         --            516        $   55,550      1.86%          --
2010  Lowest contract charge 0.50% Class B    $116.00             --                --        --        15.13%
      Highest contract charge 1.45% Class B   $109.28             --                --        --        14.03%
      All contract charges                         --            528        $   57,712      2.42%          --
2009  Lowest contract charge 0.50% Class B    $100.76             --                --        --        10.99%
      Highest contract charge 1.45% Class B   $ 95.83             --                --        --         9.92%
      All contract charges                         --            524        $   50,322      2.62%          --
2008  Lowest contract charge 0.50% Class B    $ 90.78             --                --        --       (32.64)%
      Highest contract charge 1.45% Class B   $ 87.18             --                --        --       (33.28)%
      All contract charges                         --            487        $   42,542      2.38%          --
2007  Lowest contract charge 0.50% Class B    $134.77             --                --        --         3.18%
      Highest contract charge 1.45% Class B   $130.66             --                --        --         2.18%
      All contract charges                         --            445        $   58,354      1.93%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B    $ 75.24             --                --        --        (0.24)%
      Highest contract charge 1.35% Class B   $ 76.58             --                --        --        (1.07)%
      All contract charges                         --            304        $   23,549      0.38%          --
2010  Lowest contract charge 0.50% Class B    $ 75.42             --                --        --        11.96%
      Highest contract charge 1.45% Class B   $ 99.18             --                --        --        10.89%
      All contract charges                         --            283        $   22,061      0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 67.36             --                --        --        30.24%
      Highest contract charge 1.45% Class B   $ 89.44             --                --        --        28.99%
      All contract charges                         --            267        $   18,810      0.26%          --
2008  Lowest contract charge 0.50% Class B    $ 51.72             --                --        --       (45.50)%
      Highest contract charge 1.45% Class B   $ 69.34             --                --        --       (46.02)%
      All contract charges                         --            235        $   12,828      0.29%          --
2007  Lowest contract charge 0.50% Class B    $ 94.90             --                --        --        11.57%
      Highest contract charge 1.45% Class B   $128.45             --                --        --        10.49%
      All contract charges                         --            218        $   21,860      0.24%          --
EQ/CAPITAL GUARDIAN RESEARCH (B)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $129.43             --                --        --         3.27%
      Highest contract charge 1.45% Class B   $117.85             --                --        --         2.50%
      All contract charges                         --          1,313        $  155,656      0.71%          --
2010  Lowest contract charge 0.50% Class B    $114.78             --                --        --        15.22%
      Highest contract charge 1.45% Class B   $114.98             --                --        --        14.12%
      All contract charges                         --          1,454        $  168,794      0.74%          --
2009  Lowest contract charge 0.50% Class B    $ 99.62             --                --        --        30.80%
      Highest contract charge 1.45% Class B   $100.76             --                --        --        29.56%
      All contract charges                         --          1,584        $  161,230      1.16%          --
2008  Lowest contract charge 0.50% Class B    $ 76.16             --                --        --       (39.97)%
      Highest contract charge 1.45% Class B   $ 77.77             --                --        --       (40.54)%
      All contract charges                         --          1,706        $  134,398      0.92%          --
2007  Lowest contract charge 0.50% Class B    $126.86             --                --        --         1.15%
      Highest contract charge 1.45% Class B   $130.80             --                --        --         0.18%
      All contract charges                         --          1,936        $  256,826      1.21%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 89.43             --                --        --         0.28%
      Highest contract charge 1.45% Class A   $ 95.93             --                --        --        (0.68)%
      All contract charges                         --          6,234        $1,826,842      1.45%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/COMMON STOCK INDEX (M) (CONTINUED)
2010  Lowest contract charge 0.50% Class A        $ 89.18             --                --        --        15.58%
      Highest contract charge 1.49% Class A       $311.66             --                --        --        14.67%
      All contract charges                             --          6,983        $2,055,925      1.50%          --
2009  Lowest contract charge 0.50% Class A        $ 77.16             --                --        --        28.00%
      Highest contract charge 1.49% Class A       $271.80             --                --        --        27.02%
      All contract charges                             --          7,732        $1,984,969      2.01%          --
2008  Lowest contract charge 0.50% Class A        $ 60.28             --                --        --       (43.94)%
      Highest contract charge 1.49% Class A       $213.98             --                --        --       (44.31)%
      All contract charges                             --          8,404        $1,696,532      1.74%          --
2007  Lowest contract charge 0.50% Class A        $107.52             --                --        --         3.22%
      Highest contract charge 1.49% Class A       $384.25             --                --        --         2.53%
      All contract charges                             --          9,616        $3,481,372      1.18%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 86.56             --                --        --         0.03%
      Highest contract charge 1.30% Class B       $ 84.72             --                --        --        (0.76)%
      All contract charges                             --            981        $   90,393      1.45%          --
2010  Lowest contract charge 0.50% Class B        $ 86.53             --                --        --        15.30%
      Highest contract charge 1.30% Class B       $ 85.37             --                --        --        14.38%
      All contract charges                             --          1,085        $  100,911      1.50%          --
2009  Lowest contract charge 0.50% Class B        $ 75.05             --                --        --        27.68%
      Highest contract charge 1.30% Class B       $ 74.64             --                --        --        26.68%
      All contract charges                             --          1,189        $   96,715      2.01%          --
2008  Lowest contract charge 0.50% Class B        $ 58.78             --                --        --       (44.08)%
      Highest contract charge 1.30% Class B       $ 58.92             --                --        --       (44.52)%
      All contract charges                             --          1,286        $   82,770      1.74%          --
2007  Lowest contract charge 0.50% Class B        $105.11             --                --        --         2.96%
      Highest contract charge 1.30% Class B       $106.21             --                --        --         2.14%
      All contract charges                             --          1,495        $  174,274      1.18%          --
EQ/CORE BOND INDEX (P)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $126.30             --                --        --         4.28%
      Highest contract charge 1.45% Class B       $114.67             --                --        --         3.29%
      All contract charges                             --          1,056        $  122,833      1.85%          --
2010  Lowest contract charge 0.50% Class B        $121.12             --                --        --         5.25%
      Highest contract charge 1.45% Class B       $111.02             --                --        --         4.25%
      All contract charges                             --          1,128        $  127,022      2.18%          --
2009  Lowest contract charge 0.50% Class B        $115.08             --                --        --         2.18%
      Highest contract charge 1.45% Class B       $106.50             --                --        --         1.20%
      All contract charges                             --          1,163        $  125,579      2.75%          --
2008  Lowest contract charge 0.50% Class B        $112.63             --                --        --        (9.40)%
      Highest contract charge 1.45% Class B       $105.24             --                --        --       (10.26)%
      All contract charges                             --            993        $  105,935      4.16%          --
2007  Lowest contract charge 0.50% Class B        $124.31             --                --        --         2.58%
      Highest contract charge 1.45% Class B       $117.27             --                --        --         1.60%
      All contract charges                             --          1,164        $  138,131      4.62%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (a)    $ 82.09             --                --        --        (5.13)%
      Highest contract charge 1.45% Class B (a)   $ 78.53             --                --        --        (6.03)%
      All contract charges                             --            322        $   25,523      0.30%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 86.53             --                --        --        11.19%
      Highest contract charge 1.45% Class B (a)   $ 83.57             --                --        --        10.14%
      All contract charges                             --            332        $   28,092      0.85%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B (a)    $ 77.82             --               --         --        32.01%
      Highest contract charge 1.45% Class B (a)   $ 75.88             --               --         --        30.76%
      All contract charges                             --            281         $ 21,535       1.99%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 58.95             --               --         --       (39.51)%
      Highest contract charge 1.45% Class B (a)   $ 58.03             --               --         --       (40.09)%
      All contract charges                             --            187         $ 10,886       0.78%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 97.46             --               --         --        (2.54)%
      Highest contract charge 1.45% Class B (a)   $ 96.87             --               --         --        (3.13)%
      All contract charges                             --             64         $  6,154       1.15%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $ 97.99             --               --         --         1.26%
      Highest contract charge 1.45% Class A       $106.45             --               --         --         0.29%
      All contract charges                             --          2,408         $665,749       1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77             --               --         --        14.09%
      Highest contract charge 1.45% Class A       $106.14             --               --         --        13.00%
      All contract charges                             --          2,548         $703,946       1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82             --               --         --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93             --               --         --        24.34%
      All contract charges                             --          2,660         $651,857       2.22%          --
2008  Lowest contract charge 0.50% Class A        $ 67.56             --               --         --       (37.48)%
      Highest contract charge 1.45% Class A       $ 75.54             --               --         --       (38.07)%
      All contract charges                             --          2,707         $534,905       1.87%          --
2007  Lowest contract charge 0.50% Class A        $108.06             --               --         --         4.69%
      Highest contract charge 1.45% Class A       $121.98             --               --         --         3.68%
      All contract charges                             --          2,858         $914,617       1.54%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 96.88             --               --         --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83             --               --         --         0.21%
      All contract charges                             --            937         $ 94,390       1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91             --               --         --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64             --               --         --        12.91%
      All contract charges                             --            909         $ 91,565       1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28             --               --         --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05             --               --         --        24.24%
      All contract charges                             --            891         $ 79,695       2.22%          --
2008  Lowest contract charge 0.50% Class B        $ 67.29             --               --         --       (37.64)%
      Highest contract charge 1.30% Class B       $ 66.04             --               --         --       (38.13)%
      All contract charges                             --            852         $ 61,956       1.87%          --
2007  Lowest contract charge 0.50% Class B        $107.91             --               --         --         4.43%
      Highest contract charge 1.30% Class B       $106.74             --               --         --         3.60%
      All contract charges                             --            902         $106,809       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $147.32             --               --         --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53             --               --         --        (7.55)%
      All contract charges                             --          2,304         $311,114       0.26%          --
2010  Lowest contract charge 0.50% Class B        $157.83             --               --         --        14.68%
      Highest contract charge 1.45% Class B       $144.44             --               --         --        13.59%
      All contract charges                             --          2,551         $371,771       0.29%          --
2009  Lowest contract charge 0.50% Class B        $137.63             --               --         --        27.18%
      Highest contract charge 1.45% Class B       $127.16             --               --         --        25.96%
      All contract charges                             --          2,765         $354,268       0.90%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $108.22             --               --         --       (40.59)%
      Highest contract charge 1.45% Class B       $100.95             --               --         --       (41.16)%
      All contract charges                             --          2,670         $271,576       0.99%          --
2007  Lowest contract charge 0.50% Class B        $182.16             --               --         --        13.47%
      Highest contract charge 1.45% Class B       $171.57             --               --         --        12.39%
      All contract charges                             --          2,374         $411,149       0.18%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $103.19             --               --         --        (0.42)%
      Highest contract charge 1.45% Class B       $ 98.07             --               --         --        (1.37)%
      All contract charges                             --            717         $ 70,812       3.23%          --
2010  Lowest contract charge 0.50% Class B        $103.63             --               --         --        10.75%
      Highest contract charge 1.45% Class B       $ 99.43             --               --         --         9.68%
      All contract charges                             --            785         $ 78,731       3.04%          --
2009  Lowest contract charge 0.50% Class B        $ 93.57             --               --         --        29.87%
      Highest contract charge 1.45% Class B       $ 90.65             --               --         --        28.64%
      All contract charges                             --            850         $ 77,384       5.79%          --
2008  Lowest contract charge 0.50% Class B        $ 72.05             --               --         --       (32.14)%
      Highest contract charge 1.45% Class B       $ 70.47             --               --         --       (32.79)%
      All contract charges                             --            845         $ 59,776       6.17%          --
2007  Lowest contract charge 0.50% Class B        $106.18             --               --         --         1.55%
      Highest contract charge 1.45% Class B       $104.85             --               --         --         0.57%
      All contract charges                             --            825         $ 86,650       4.64%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class B (a)    $ 80.20             --               --         --        (4.92)%
      Highest contract charge 1.34% Class B (a)   $ 77.11             --               --         --        (5.72)%
      All contract charges                             --            598         $ 46,424       1.83%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 84.35             --               --         --         9.84%
      Highest contract charge 1.45% Class B (a)   $ 81.46             --               --         --         8.79%
      All contract charges                             --            593         $ 48,725       2.10%          --
2009  Lowest contract charge 0.50% Class B (a)    $ 76.79             --               --         --        27.81%
      Highest contract charge 1.45% Class B (a)   $ 74.88             --               --         --        26.59%
      All contract charges                             --            562         $ 42,403       2.59%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 60.08             --               --         --       (37.20)%
      Highest contract charge 1.45% Class B (a)   $ 59.15             --               --         --       (37.80)%
      All contract charges                             --            501         $ 29,735       4.75%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 95.67             --               --         --        (4.33)%
      Highest contract charge 1.45% Class B (a)   $ 95.10             --               --         --        (4.90)%
      All contract charges                             --            292         $ 27,827       2.48%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $132.83             --               --         --         0.84%
      Highest contract charge 1.45% Class B       $124.60             --               --         --        (0.12)%
      All contract charges                             --            159         $ 19,826       0.18%          --
2010  Lowest contract charge 0.50% Class B        $131.72             --               --         --         9.08%
      Highest contract charge 1.45% Class B       $124.75             --               --         --         8.04%
      All contract charges                             --            151         $ 18,664       0.00%          --
2009  Lowest contract charge 0.50% Class B        $120.76             --               --         --        16.04%
      Highest contract charge 1.45% Class B       $115.47             --               --         --        14.93%
      All contract charges                             --            120         $ 13,875       0.00%          --
2008  Lowest contract charge 0.50% Class B        $104.07             --               --         --       (14.25)%
      Highest contract charge 1.45% Class B       $100.47             --               --         --       (15.07)%
      All contract charges                             --            115         $ 11,611       0.51%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $121.36             --               --         --         2.90%
      Highest contract charge 1.45% Class B   $118.30             --               --         --         1.91%
      All contract charges                         --            108         $ 12,892       0.81%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $186.34             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B   $173.86             --               --         --        (4.89)%
      All contract charges                         --          2,138         $367,988       0.08%          --
2010  Lowest contract charge 0.50% Class B    $194.05             --               --         --        31.98%
      Highest contract charge 1.45% Class B   $182.80             --               --         --        30.72%
      All contract charges                         --          1,887         $341,922       0.39%          --
2009  Lowest contract charge 0.50% Class B    $147.03             --               --         --        40.75%
      Highest contract charge 1.45% Class B   $139.84             --               --         --        39.39%
      All contract charges                         --          1,474         $205,125       0.47%          --
2008  Lowest contract charge 0.50% Class B    $104.46             --               --         --       (31.01)%
      Highest contract charge 1.45% Class B   $100.32             --               --         --       (31.66)%
      All contract charges                         --          1,113         $111,588       0.62%          --
2007  Lowest contract charge 0.50% Class B    $151.41             --               --         --         8.75%
      Highest contract charge 1.45% Class B   $146.80             --               --         --         7.70%
      All contract charges                         --            866         $127,593       0.52%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2011  Lowest contract charge 0.50% Class B    $129.14             --               --         --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --               --         --         2.89%
      All contract charges                         --            678         $ 83,622       3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --               --         --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --               --         --         4.76%
      All contract charges                         --            613         $ 73,535       2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --               --         --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --               --         --         0.49%
      All contract charges                         --            507         $ 57,768       0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --               --         --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --               --         --         4.94%
      All contract charges                         --            483         $ 54,607      19.47%          --
2007  Lowest contract charge 0.50% Class B    $109.34             --               --         --         8.76%
      Highest contract charge 1.45% Class B   $107.01             --               --         --         7.72%
      All contract charges                         --            213         $ 22,866       3.57%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $210.44             --               --         --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --               --         --       (13.59)%
      All contract charges                         --          2,138         $354,891       1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --               --         --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --               --         --         9.84%
      All contract charges                         --          2,335         $448,383       1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --               --         --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --               --         --        47.89%
      All contract charges                         --          2,370         $413,743       1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --               --         --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --               --         --       (57.97)%
      All contract charges                         --          2,129         $253,220       0.14%          --
2007  Lowest contract charge 0.50% Class B    $343.25             --               --         --        41.30%
      Highest contract charge 1.45% Class B   $372.58             --               --         --        39.95%
      All contract charges                         --          2,232         $634,802       0.00%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A    $167.34             --               --         --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --               --         --         4.03%
      All contract charges                         --            406         $ 71,034       0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --               --         --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --               --         --         2.96%
      All contract charges                         --            441         $ 74,135       1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --               --         --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --               --         --        (3.45)%
      All contract charges                         --            480         $ 78,061       1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --               --         --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --               --         --         2.35%
      All contract charges                         --            531         $ 89,495       3.33%          --
2007  Lowest contract charge 0.50% Class A    $107.06             --               --         --         6.59%
      Highest contract charge 1.45% Class A   $137.16             --               --         --         5.57%
      All contract charges                         --            554         $ 90,855       4.50%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.90% to 1.30%*
2011  Lowest contract charge 0.90% Class B    $151.15             --               --         --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --               --         --         3.94%
      All contract charges                         --            176         $ 24,234       0.59%          --
2010  Lowest contract charge 0.50% Class B    $141.57             --               --         --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --               --         --         2.87%
      All contract charges                         --            177         $ 23,904       1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --               --         --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --               --         --        (3.52)%
      All contract charges                         --            189         $ 25,089       1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --               --         --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --               --         --         2.26%
      All contract charges                         --            220         $ 30,638       3.33%          --
2007  Lowest contract charge 0.50% Class B    $136.21             --               --         --         6.32%
      Highest contract charge 1.30% Class B   $105.74             --               --         --         5.48%
      All contract charges                         --            225         $ 30,902       4.50%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --               --         --       (18.13)%
      All contract charges                         --          1,229         $119,909       2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --               --         --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --               --         --         7.64%
      All contract charges                         --          1,247         $148,586       1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --               --         --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --               --         --        33.37%
      All contract charges                         --          1,120         $124,727       3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --               --         --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --               --         --       (45.66)%
      All contract charges                         --            889         $ 75,314       1.61%          --
2007  Lowest contract charge 0.50% Class B    $145.80             --               --         --        14.65%
      Highest contract charge 1.45% Class B   $188.80             --               --         --        13.54%
      All contract charges                         --            748         $117,043       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 67.65             --               --         --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --               --         --       (13.26)%
      All contract charges                         --          3,187         $348,671       2.95%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A    $ 77.24             --               --         --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --               --         --         3.96%
      All contract charges                         --          3,485         $439,022       2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --               --         --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --               --         --        25.55%
      All contract charges                         --          3,794         $458,941       2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --               --         --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --               --         --       (51.31)%
      All contract charges                         --          3,962         $381,162       2.82%          --
2007  Lowest contract charge 0.50% Class A    $118.10             --               --         --        11.45%
      Highest contract charge 1.45% Class A   $154.56             --               --         --        10.38%
      All contract charges                         --          4,247         $838,849       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 88.50             --               --         --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --               --         --       (13.33)%
      All contract charges                         --            537         $ 44,371       2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --               --         --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --               --         --         3.86%
      All contract charges                         --            614         $ 58,834       2.46%          --
2009  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --        26.47%
      Highest contract charge 1.30% Class B   $ 71.20             --               --         --        25.46%
      All contract charges                         --            676         $ 62,696       2.69%          --
2008  Lowest contract charge 0.50% Class B    $ 76.51             --               --         --       (50.97)%
      Highest contract charge 1.30% Class B   $ 56.75             --               --         --       (51.35)%
      All contract charges                         --            744         $ 55,667       2.82%          --
2007  Lowest contract charge 0.50% Class B    $156.05             --               --         --        11.16%
      Highest contract charge 1.30% Class B   $116.66             --               --         --        10.29%
      All contract charges                         --            787         $121,942       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 94.32             --               --         --       (16.58)%
      Highest contract charge 1.45% Class B   $114.01             --               --         --       (17.38)%
      All contract charges                         --          1,878         $198,047       1.92%          --
2010  Lowest contract charge 0.50% Class B    $113.07             --               --         --         5.54%
      Highest contract charge 1.45% Class B   $138.00             --               --         --         4.54%
      All contract charges                         --          2,043         $260,491       0.77%          --
2009  Lowest contract charge 0.50% Class B    $107.14             --               --         --        29.60%
      Highest contract charge 1.45% Class B   $132.01             --               --         --        28.35%
      All contract charges                         --          2,074         $252,937       2.12%          --
2008  Lowest contract charge 0.50% Class B    $ 82.67             --               --         --       (43.28)%
      Highest contract charge 1.45% Class B   $102.85             --               --         --       (43.82)%
      All contract charges                         --          2,004         $190,748       2.24%          --
2007  Lowest contract charge 0.50% Class B    $145.75             --               --         --         9.64%
      Highest contract charge 1.45% Class B   $183.08             --               --         --         8.58%
      All contract charges                         --          2,074         $351,707       1.93%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $108.93             --               --         --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32             --               --         --        (6.60)%
      All contract charges                         --            360         $ 43,245       1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66             --               --         --        11.76%
      Highest contract charge 1.45% Class B   $104.20             --               --         --        10.70%
      All contract charges                         --            384         $ 49,132       1.33%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $104.38             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13             --               --         --        30.39%
      All contract charges                         --            376         $ 43,960       1.50%          --
2008  Lowest contract charge 0.50% Class B    $ 79.29             --               --         --       (40.07)%
      Highest contract charge 1.45% Class B   $ 72.19             --               --         --       (40.65)%
      All contract charges                         --            380         $ 34,198       1.82%          --
2007  Lowest contract charge 0.50% Class B    $132.31             --               --         --        (1.71)%
      Highest contract charge 1.45% Class B   $121.64             --               --         --        (2.65)%
      All contract charges                         --            431         $ 64,820       1.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 90.63             --               --         --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52             --               --         --        (5.63)%
      All contract charges                         --            157         $ 13,764       1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11             --               --         --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62             --               --         --        12.53%
      All contract charges                         --            173         $ 16,084       1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72             --               --         --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53             --               --         --        24.68%
      All contract charges                         --            163         $ 13,328       4.70%          --
2008  Lowest contract charge 0.50% Class B    $ 66.51             --               --         --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --               --         --       (38.32)%
      All contract charges                         --            150         $  9,852       0.37%          --
2007  Lowest contract charge 0.50% Class B    $106.78             --               --         --         3.37%
      Highest contract charge 1.45% Class B   $104.71             --               --         --         2.37%
      All contract charges                         --            146         $ 15,557       1.23%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 75.76             --               --         --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --               --         --         0.88%
      All contract charges                         --          1,553         $118,553       0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --               --         --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --               --         --        14.27%
      All contract charges                         --          1,628         $123,033       0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --               --         --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --               --         --        34.24%
      All contract charges                         --          1,755         $115,833       2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --               --         --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --               --         --       (37.20)%
      All contract charges                         --          1,741         $ 85,377       0.14%          --
2007  Lowest contract charge 0.50% Class B    $ 75.03             --               --         --        13.41%
      Highest contract charge 1.45% Class B   $ 76.91             --               --         --        12.33%
      All contract charges                         --          1,870         $145,854       0.00%          --
EQ/LARGE CAP GROWTH PLUS (X)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 62.52             --               --         --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --               --         --        (5.05)%
      All contract charges                         --          1,612         $225,271       0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --               --         --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --               --         --        12.80%
      All contract charges                         --          1,626         $240,110       0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --               --         --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --               --         --        32.89%
      All contract charges                         --          1,746         $229,113       1.30%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH PLUS (X) (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 42.68             --                --        --       (38.55)%
      Highest contract charge 1.45% Class B       $ 66.67             --                --        --       (39.13)%
      All contract charges                             --          1,840        $  181,508      0.11%          --
2007  Lowest contract charge 0.50% Class B        $ 69.45             --                --        --        15.04%
      Highest contract charge 1.45% Class B       $109.53             --                --        --        13.94%
      All contract charges                             --          1,998        $  323,002      0.34%          --
EQ/LARGE CAP VALUE INDEX (Y)
      Unit Value 0.70% to 1.45%
2011  Lowest contract charge 0.70% Class B        $ 60.51             --                --        --        (1.03)%
      Highest contract charge 1.45% Class B       $ 57.72             --                --        --        (1.77)%
      All contract charges                             --            616        $   35,596      1.82%          --
2010  Lowest contract charge 0.50% Class B        $ 61.79             --                --        --        14.04%
      Highest contract charge 1.45% Class B       $ 58.76             --                --        --        12.97%
      All contract charges                             --            276        $   16,209      1.51%          --
2009  Lowest contract charge 0.50% Class B        $ 54.18             --                --        --        18.56%
      Highest contract charge 1.45% Class B       $ 52.01             --                --        --        17.40%
      All contract charges                             --            268        $   14,005     10.00%          --
2008  Lowest contract charge 0.50% Class B        $ 45.70             --                --        --       (56.92)%
      Highest contract charge 1.45% Class B       $ 44.30             --                --        --       (57.33)%
      All contract charges                             --            198        $    8,765      1.43%          --
2007  Lowest contract charge 0.50% Class B        $106.08             --                --        --        (6.41)%
      Highest contract charge 1.45% Class B       $103.83             --                --        --        (7.29)%
      All contract charges                             --            201        $   20,937      0.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A (f)    $112.50             --                --        --        (5.28)%
      Highest contract charge 1.45% Class A (f)   $ 99.17             --                --        --        (6.18)%
      All contract charges                             --          6,453        $  607,136      1.30%          --
2010  Lowest contract charge 0.50% Class A (f)    $118.77             --                --        --        12.34%
      Highest contract charge 1.45% Class A (f)   $105.70             --                --        --        11.26%
      All contract charges                             --          7,115        $  712,720      1.35%          --
2009  Lowest contract charge 0.50% Class A (f)    $105.72             --                --        --        20.01%
      Highest contract charge 1.45% Class A (f)   $ 95.00             --                --        --        18.87%
      All contract charges                             --          7,826        $  703,519      2.43%          --
2008  Lowest contract charge 0.50% Class A (f)    $ 88.09             --                --        --       (43.29)%
      Highest contract charge 1.45% Class A (f)   $ 79.92             --                --        --       (43.83)%
      All contract charges                             --          8,288        $  607,794      3.00%          --
2007  Lowest contract charge 0.50% Class A (f)    $155.34             --                --        --        (5.17)%
      Highest contract charge 1.45% Class A (f)   $142.29             --                --        --        (5.52)%
      All contract charges                             --          9,387        $1,261,004      2.66%          --
EQ/LARGE CAP VALUE PLUS (E)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $111.04             --                --        --        (5.55)%
      Highest contract charge 1.30% Class B       $ 67.99             --                --        --        (6.30)%
      All contract charges                             --            852        $   81,786      1.30%          --
2010  Lowest contract charge 0.50% Class B        $117.56             --                --        --        12.12%
      Highest contract charge 1.30% Class B       $ 72.56             --                --        --        11.24%
      All contract charges                             --            994        $  101,850      1.35%          --
2009  Lowest contract charge 0.50% Class B        $104.86             --                --        --        19.84%
      Highest contract charge 1.30% Class B       $ 65.23             --                --        --        18.88%
      All contract charges                             --          1,154        $  106,366      2.43%          --
2008  Lowest contract charge 0.50% Class B        $ 87.50             --                --        --       (43.61)%
      Highest contract charge 1.30% Class B       $ 54.87             --                --        --       (44.06)%
      All contract charges                             --          1,368        $  124,290      3.00%          --
2007  Lowest contract charge 0.50% Class B        $155.18             --                --        --        (5.03)%
      Highest contract charge 1.30% Class B       $ 98.09             --                --        --        (5.79)%
      All contract charges                             --          1,726        $  239,219      2.66%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.13             --               --         --        (8.97)%
      Highest contract charge 1.45% Class B   $108.93             --               --         --        (9.84)%
      All contract charges                         --            367         $ 39,757       0.72%          --
2010  Lowest contract charge 0.50% Class B    $127.57             --               --         --        13.40%
      Highest contract charge 1.45% Class B   $120.82             --               --         --        12.32%
      All contract charges                         --            340         $ 40,755       0.44%          --
2009  Lowest contract charge 0.50% Class B    $112.50             --               --         --        24.89%
      Highest contract charge 1.45% Class B   $107.57             --               --         --        23.70%
      All contract charges                         --            227         $ 24,207       0.81%          --
2008  Lowest contract charge 0.50% Class B    $ 90.08             --               --         --       (31.32)%
      Highest contract charge 1.45% Class B   $ 86.96             --               --         --       (31.98)%
      All contract charges                         --            104         $  9,067       1.30%          --
2007  Lowest contract charge 0.50% Class B    $131.15             --               --         --        10.12%
      Highest contract charge 1.45% Class B   $127.84             --               --         --         9.07%
      All contract charges                         --             54         $  7,108       0.82%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $137.81             --               --         --       (11.16)%
      Highest contract charge 1.45% Class B   $129.28             --               --         --       (12.01)%
      All contract charges                         --            490         $ 63,068       0.66%          --
2010  Lowest contract charge 0.50% Class B    $155.13             --               --         --        14.37%
      Highest contract charge 1.45% Class B   $146.92             --               --         --        14.87%
      All contract charges                         --            448         $ 65,388       0.99%          --
2009  Lowest contract charge 0.50% Class B    $135.64             --               --         --        36.55%
      Highest contract charge 1.45% Class B   $127.90             --               --         --        35.26%
      All contract charges                         --            353         $ 45,543       1.34%          --
2008  Lowest contract charge 0.50% Class B    $ 99.33             --               --         --       (40.58)%
      Highest contract charge 1.45% Class B   $ 95.89             --               --         --       (41.15)%
      All contract charges                         --            269         $ 25,877       0.98%          --
2007  Lowest contract charge 0.50% Class B    $167.16             --               --         --        15.63%
      Highest contract charge 1.45% Class B   $162.94             --               --         --        14.51%
      All contract charges                         --            227         $ 37,401       0.70%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.17             --               --         --        (2.89)%
      Highest contract charge 1.45% Class B   $108.81             --               --         --        (3.82)%
      All contract charges                         --          2,759         $302,528       0.62%          --
2010  Lowest contract charge 0.50% Class B    $127.87             --               --         --        25.12%
      Highest contract charge 1.45% Class B   $113.13             --               --         --        23.93%
      All contract charges                         --          2,915         $331,992       0.76%          --
2009  Lowest contract charge 0.50% Class B    $102.20             --               --         --        35.58%
      Highest contract charge 1.45% Class B   $ 91.29             --               --         --        34.29%
      All contract charges                         --          2,983         $274,329       1.14%          --
2008  Lowest contract charge 0.50% Class B    $ 75.38             --               --         --       (49.53)%
      Highest contract charge 1.45% Class B   $ 67.98             --               --         --       (50.02)%
      All contract charges                         --          2,796         $192,207       0.92%          --
2007  Lowest contract charge 0.50% Class B    $149.37             --               --         --         7.48%
      Highest contract charge 1.45% Class B   $136.02             --               --         --         6.46%
      All contract charges                         --          2,644         $364,141       0.00%          --
EQ/MID CAP VALUE PLUS (G)(H)(I)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $160.44             --               --         --        (9.88)%
      Highest contract charge 1.45% Class B   $114.55             --               --         --       (10.74)%
      All contract charges                         --          2,799         $399,994       0.84%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (G)(H)(I) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $178.03             --               --         --        21.85%
      Highest contract charge 1.45% Class B   $128.33             --               --         --        20.69%
      All contract charges                         --          3,090         $493,736       1.01%          --
2009  Lowest contract charge 0.50% Class B    $146.11             --               --         --        35.17%
      Highest contract charge 1.45% Class B   $106.33             --               --         --        33.88%
      All contract charges                         --          3,356         $444,470       1.36%          --
2008  Lowest contract charge 0.50% Class B    $108.09             --               --         --       (39.87)%
      Highest contract charge 1.45% Class B   $ 79.42             --               --         --       (40.45)%
      All contract charges                         --          2,463         $244,404       1.43%          --
2007  Lowest contract charge 0.50% Class B    $179.75             --               --         --        (2.09)%
      Highest contract charge 1.45% Class B   $133.36             --               --         --        (3.03)%
      All contract charges                         --          2,763         $458,308       1.01%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2011  Lowest contract charge 0.00% Class A    $  1.00             --               --         --         0.00%
      Highest contract charge 1.45% Class A   $117.06             --               --         --        (1.45)%
      All contract charges                         --          1,582         $ 66,822       0.01%          --
2010  Lowest contract charge 0.50% Class A    $106.54             --               --         --        (0.40)%
      Highest contract charge 1.49% Class A   $ 35.91             --               --         --        (1.51)%
      All contract charges                         --          1,522         $ 75,400       0.06%          --
2009  Lowest contract charge 0.50% Class A    $106.97             --               --         --        (0.21)%
      Highest contract charge 1.49% Class A   $ 36.46             --               --         --        (1.43)%
      All contract charges                         --          1,888         $ 95,425       0.17%          --
2008  Lowest contract charge 0.50% Class A    $107.20             --               --         --         1.85%
      Highest contract charge 1.49% Class A   $ 36.99             --               --         --         1.04%
      All contract charges                         --          2,804         $139,434       2.82%          --
2007  Lowest contract charge 0.50% Class A    $105.25             --               --         --         4.46%
      Highest contract charge 1.49% Class A   $ 36.61             --               --         --         3.62%
      All contract charges                         --          3,066         $147,228       4.79%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2011  Lowest contract charge 0.00% Class B    $  1.00             --               --         --         0.00%
      Highest contract charge 1.30% Class B   $100.81             --               --         --        (1.28)%
      All contract charges                         --            882         $ 38,034       0.01%          --
2010  Lowest contract charge 0.50% Class B    $117.46             --               --         --        (0.49)%
      Highest contract charge 1.30% Class B   $102.12             --               --         --        (1.28)%
      All contract charges                         --            328         $ 37,487       0.06%          --
2009  Lowest contract charge 0.50% Class B    $118.04             --               --         --        (0.51)%
      Highest contract charge 1.30% Class B   $103.45             --               --         --        (1.29)%
      All contract charges                         --            380         $ 44,026       0.17%          --
2008  Lowest contract charge 0.50% Class B    $118.64             --               --         --         1.60%
      Highest contract charge 1.30% Class B   $104.80             --               --         --         0.80%
      All contract charges                         --            466         $ 55,344       2.82%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --         4.18%
      Highest contract charge 1.30% Class B   $103.97             --               --         --         3.35%
      All contract charges                         --            368         $ 44,041       4.79%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $132.95             --               --         --         2.16%
      Highest contract charge 1.45% Class B   $125.87             --               --         --         1.39%
      All contract charges                         --            295         $ 37,352       0.50%          --
2010  Lowest contract charge 0.50% Class B    $131.79             --               --         --         7.68%
      Highest contract charge 1.45% Class B   $124.15             --               --         --         6.65%
      All contract charges                         --            325         $ 40,465       0.61%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $122.39             --               --         --        29.09%
      Highest contract charge 1.45% Class B   $116.41             --               --         --        27.85%
      All contract charges                         --            287         $ 33,366       0.44%          --
2008  Lowest contract charge 0.50% Class B    $ 94.81             --               --         --       (33.23)%
      Highest contract charge 1.45% Class B   $ 91.05             --               --         --       (33.86)%
      All contract charges                         --            216         $ 19,750       0.25%          --
2007  Lowest contract charge 0.50% Class B    $141.99             --               --         --        20.21%
      Highest contract charge 1.45% Class B   $137.67             --               --         --        19.06%
      All contract charges                         --            106         $ 14,637       0.46%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.17             --               --         --        (8.16)%
      Highest contract charge 1.45% Class B   $153.06             --               --         --        (9.03)%
      All contract charges                         --          1,246         $187,783       0.26%          --
2010  Lowest contract charge 0.50% Class B    $177.66             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $168.26             --               --         --        30.38%
      All contract charges                         --            997         $166,171       0.12%          --
2009  Lowest contract charge 0.50% Class B    $134.96             --               --         --        56.28%
      Highest contract charge 1.45% Class B   $129.05             --               --         --        54.79%
      All contract charges                         --            662         $ 84,822       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 86.36             --               --         --       (47.59)%
      Highest contract charge 1.45% Class B   $ 83.37             --               --         --       (48.09)%
      All contract charges                         --            384         $ 32,050       0.00%          --
2007  Lowest contract charge 0.50% Class B    $164.77             --               --         --        21.80%
      Highest contract charge 1.45% Class B   $160.61             --               --         --        20.63%
      All contract charges                         --            286         $ 45,962       0.34%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 88.18             --               --         --        (4.93)%
      Highest contract charge 1.45% Class B   $ 83.80             --               --         --        (5.83)%
      All contract charges                         --            308         $ 25,979       0.90%          --
2010  Lowest contract charge 0.50% Class B    $ 92.75             --               --         --        11.37%
      Highest contract charge 1.45% Class B   $ 88.99             --               --         --        10.31%
      All contract charges                         --            342         $ 30,620       1.86%          --
2009  Lowest contract charge 0.50% Class B    $ 83.28             --               --         --        24.50%
      Highest contract charge 1.45% Class B   $ 80.67             --               --         --        23.31%
      All contract charges                         --            364         $ 29,448       0.19%          --
2008  Lowest contract charge 0.50% Class B    $ 66.89             --               --         --       (38.41)%
      Highest contract charge 1.45% Class B   $ 65.42             --               --         --       (39.00)%
      All contract charges                         --            351         $ 23,077       3.77%          --
2007  Lowest contract charge 0.50% Class B    $108.61             --               --         --         1.15%
      Highest contract charge 1.45% Class B   $107.25             --               --         --         0.17%
      All contract charges                         --            337         $ 36,145       0.00%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 99.14             --               --         --        (9.08)%
      Highest contract charge 1.45% Class B   $ 94.21             --               --         --        (9.94)%
      All contract charges                         --            525         $ 49,427       0.83%          --
2010  Lowest contract charge 0.50% Class B    $109.04             --               --         --        14.61%
      Highest contract charge 1.45% Class B   $104.61             --               --         --        13.51%
      All contract charges                         --            356         $ 37,232       0.66%          --
2009  Lowest contract charge 0.50% Class B    $ 95.14             --               --         --        37.92%
      Highest contract charge 1.45% Class B   $ 92.16             --               --         --        36.61%
      All contract charges                         --            242         $ 22,289       0.70%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 68.98             --               --         --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46             --               --         --       (41.61)%
      All contract charges                             --            160         $ 10,889       1.37%          --
2007  Lowest contract charge 0.50% Class B        $116.99             --               --         --         5.18%
      Highest contract charge 1.45% Class B       $115.53             --               --         --         4.17%
      All contract charges                             --            114         $ 13,151       0.37%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $ 99.23             --               --         --        (1.05)%
      Highest contract charge 1.25% Class A (s)   $ 98.88             --               --         --        (1.20)%
      All contract charges                             --              2         $    163       0.48%          --
2010  Lowest contract charge 1.10% Class A (s)    $100.28             --               --         --        (0.02)%
      Highest contract charge 1.25% Class A (s)   $100.08             --               --         --        (0.17)%
      All contract charges                             --              2         $    168       0.33%          --
2009  Lowest contract charge 1.10% Class A (s)    $100.30             --               --         --         0.30%
      Highest contract charge 1.25% Class A (s)   $100.25             --               --         --         0.25%
      All contract charges                             --              2         $    171       1.17%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $113.17             --               --         --        (0.69)%
      Highest contract charge 1.45% Class B       $106.16             --               --         --        (1.64)%
      All contract charges                             --          1,147         $123,827       0.48%          --
2010  Lowest contract charge 0.50% Class B        $113.96             --               --         --         0.34%
      Highest contract charge 1.45% Class B       $107.93             --               --         --        (0.62)%
      All contract charges                             --          1,333         $145,853       0.33%          --
2009  Lowest contract charge 0.50% Class B        $113.57             --               --         --         7.47%
      Highest contract charge 1.45% Class B       $108.60             --               --         --         6.44%
      All contract charges                             --          1,345         $147,582       1.17%          --
2008  Lowest contract charge 0.50% Class B        $105.68             --               --         --        (4.53)%
      Highest contract charge 1.45% Class B       $102.03             --               --         --        (5.44)%
      All contract charges                             --            975         $100,324       3.21%          --
2007  Lowest contract charge 0.50% Class B        $110.69             --               --         --        10.91%
      Highest contract charge 1.45% Class B       $107.90             --               --         --         9.86%
      All contract charges                             --            448         $ 48,682       3.10%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A        $165.87             --               --         --         0.75%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         0.00%
      All contract charges                             --            586         $105,659       2.46%          --
2010  Lowest contract charge 0.50% Class A        $109.76             --               --         --         5.93%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         4.93%
      All contract charges                             --            663         $119,757      10.69%          --
2009  Lowest contract charge 0.50% Class A        $103.61             --               --         --         5.75%
      Highest contract charge 1.45% Class A       $135.11             --               --         --         4.74%
      All contract charges                             --            714         $122,518       3.62%          --
2008  Lowest contract charge 0.50% Class A        $ 97.98             --               --         --        (6.79)%
      Highest contract charge 1.45% Class A       $129.00             --               --         --        (7.69)%
      All contract charges                             --            603         $ 98,734       5.15%          --
2007  Lowest contract charge 0.50% Class A        $105.12             --               --         --         4.28%
      Highest contract charge 1.45% Class A       $139.74             --               --         --         3.27%
      All contract charges                             --            691         $122,544       5.12%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $145.89             --               --         --         0.72%
      Highest contract charge 1.30% Class B       $105.09             --               --         --        (0.08)%
      All contract charges                             --            225         $ 31,270       2.46%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (O) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $144.85             --               --         --         5.71%
      Highest contract charge 1.30% Class B   $105.17             --               --         --         4.88%
      All contract charges                         --            257         $ 35,267      10.69%          --
2009  Lowest contract charge 0.50% Class B    $137.03             --               --         --         5.54%
      Highest contract charge 1.30% Class B   $100.28             --               --         --         4.70%
      All contract charges                         --            266         $ 35,438       3.62%          --
2008  Lowest contract charge 0.50% Class B    $129.84             --               --         --        (7.02)%
      Highest contract charge 1.30% Class B   $ 95.78             --               --         --        (7.74)%
      All contract charges                         --            195         $ 25,267       5.15%          --
2007  Lowest contract charge 0.50% Class B    $139.64             --               --         --         4.01%
      Highest contract charge 1.30% Class B   $103.82             --               --         --         3.18%
      All contract charges                         --            241         $ 33,892       5.12%          --
EQ/SMALL COMPANY INDEX (N)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.21             --               --         --        (4.48)%
      Highest contract charge 1.45% Class B   $148.17             --               --         --        (5.39)%
      All contract charges                         --          1,195         $175,975       0.67%          --
2010  Lowest contract charge 0.50% Class B    $170.86             --               --         --        25.19%
      Highest contract charge 1.45% Class B   $156.61             --               --         --        24.00%
      All contract charges                         --          1,249         $194,601       0.97%          --
2009  Lowest contract charge 0.50% Class B    $136.48             --               --         --        25.50%
      Highest contract charge 1.45% Class B   $126.30             --               --         --        24.30%
      All contract charges                         --          1,263         $158,989       0.00%          --
2008  Lowest contract charge 0.50% Class B    $108.75             --               --         --       (34.46)%
      Highest contract charge 1.45% Class B   $101.61             --               --         --       (35.09)%
      All contract charges                         --          1,079         $110,179       0.86%          --
2007  Lowest contract charge 0.50% Class B    $165.93             --               --         --        (2.33)%
      Highest contract charge 1.45% Class B   $156.54             --               --         --        (3.26)%
      All contract charges                         --          1,028         $162,622       1.40%          --
EQ/T. ROWE PRICE GROWTH STOCK (C)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $108.34             --               --         --        (2.43)%
      Highest contract charge 1.45% Class B   $101.09             --               --         --        (3.36)%
      All contract charges                         --          1,478         $149,894       0.00%          --
2010  Lowest contract charge 0.50% Class B    $111.04             --               --         --        15.81%
      Highest contract charge 1.45% Class B   $104.60             --               --         --        14.71%
      All contract charges                         --          1,301         $136,780       0.00%          --
2009  Lowest contract charge 0.50% Class B    $ 95.88             --               --         --        41.92%
      Highest contract charge 1.45% Class B   $ 91.19             --               --         --        40.57%
      All contract charges                         --          1,059         $ 96,907       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 67.56             --               --         --       (42.49)%
      Highest contract charge 1.45% Class B   $ 64.87             --               --         --       (43.05)%
      All contract charges                         --            804         $ 52,446       0.00%          --
2007  Lowest contract charge 0.50% Class B    $117.48             --               --         --         6.69%
      Highest contract charge 1.45% Class B   $113.91             --               --         --         5.67%
      All contract charges                         --            750         $ 86,072       0.14%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 81.83             --               --         --        (8.76)%
      Highest contract charge 1.45% Class B   $ 77.77             --               --         --        (9.62)%
      All contract charges                         --            375         $ 29,358       1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 89.69             --               --         --         7.45%
      Highest contract charge 1.45% Class B   $ 86.05             --               --         --         6.42%
      All contract charges                         --            363         $ 31,436       1.51%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $ 83.47            --               --          --        29.39%
      Highest contract charge 1.45% Class B   $ 80.86            --               --          --        28.15%
      All contract charges                         --           345          $27,972        1.63%          --
2008  Lowest contract charge 0.50% Class B    $ 64.51            --               --          --       (41.12)%
      Highest contract charge 1.45% Class B   $ 63.10            --               --          --       (41.68)%
      All contract charges                         --           291          $18,450        1.69%          --
2007  Lowest contract charge 0.50% Class B    $109.56            --               --          --         1.58%
      Highest contract charge 1.45% Class B   $108.19            --               --          --         0.60%
      All contract charges                         --           276          $29,896        0.67%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B    $114.40            --               --          --        (3.50)%
      Highest contract charge 1.34% Class B   $109.19            --               --          --        (4.12)%
      All contract charges                         --           177          $18,894        0.73%          --
2010  Lowest contract charge 0.50% Class B    $120.05            --               --          --        12.50%
      Highest contract charge 1.45% Class B   $113.09            --               --          --        11.43%
      All contract charges                         --           206          $22,949        0.73%          --
2009  Lowest contract charge 0.50% Class B    $106.71            --               --          --        31.77%
      Highest contract charge 1.45% Class B   $101.49            --               --          --        30.52%
      All contract charges                         --           207          $20,745        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 80.98            --               --          --       (40.33)%
      Highest contract charge 1.45% Class B   $ 77.76            --               --          --       (40.90)%
      All contract charges                         --           195          $15,016        1.19%          --
2007  Lowest contract charge 0.50% Class B    $135.71            --               --          --         0.66%
      Highest contract charge 1.45% Class B   $131.58            --               --          --        (0.30)%
      All contract charges                         --           204          $27,120        0.92%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $103.75            --               --          --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --               --          --        (3.40)%
      All contract charges                         --           230          $22,874        1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --               --          --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --               --          --        13.55%
      All contract charges                         --           227          $23,239        1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --               --          --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --               --          --        26.54%
      All contract charges                         --           210          $18,995        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 73.61            --               --          --       (37.26)%
      Highest contract charge 1.45% Class B   $ 71.07            --               --          --       (37.86)%
      All contract charges                         --           197          $14,153        1.92%          --
2007  Lowest contract charge 0.50% Class B    $117.33            --               --          --        (2.99)%
      Highest contract charge 1.45% Class B   $114.37            --               --          --        (3.92)%
      All contract charges                         --           199          $22,805        1.69%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $110.09            --               --          --        (6.34)%
      Highest contract charge 1.45% Class B   $101.17            --               --          --        (7.23)%
      All contract charges                         --           930          $96,316        0.00%          --
2010  Lowest contract charge 0.50% Class B    $117.54            --               --          --        16.70%
      Highest contract charge 1.45% Class B   $109.06            --               --          --        15.59%
      All contract charges                         --           661          $73,829        0.01%          --
2009  Lowest contract charge 0.50% Class B    $100.72            --               --          --        39.60%
      Highest contract charge 1.45% Class B   $ 94.35            --               --          --        38.26%
      All contract charges                         --           484          $46,515        0.19%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.15            --               --          --       (27.97)%
      Highest contract charge 1.45% Class B               $ 68.24            --               --          --       (28.66)%
      All contract charges                                     --           305          $21,123        0.58%          --
2007  Lowest contract charge 0.50% Class B                $100.16            --               --          --        10.77%
      Highest contract charge 1.45% Class B               $ 95.65            --               --          --         9.72%
      All contract charges                                     --           295          $28,671        0.00%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class 2 (t)    $102.91            --               --          --        (3.27)%
      Highest contract charge 1.45% Service Class 2 (t)   $ 89.78            --               --          --        (7.73)%
      All contract charges                                     --           650          $71,089        1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (t)    $117.81            --               --          --        12.48%
      Highest contract charge 1.34% Service Class 2 (t)   $117.57            --               --          --        12.28%
      All contract charges                                     --           147          $16,900        2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $102.63            --               --          --        (0.25)%
      Highest contract charge 1.20% Service Class 2 (t)   $102.11            --               --          --        (0.55)%
      All contract charges                                     --             6          $   659        3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $102.89            --               --          --         3.37%
      Highest contract charge 1.20% Service Class 2 (t)   $102.67            --               --          --         3.16%
      All contract charges                                     --             2          $   192        3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $ 99.51            --               --          --       (11.65)%
      Highest contract charge 1.20% Service Class 2 (t)   $ 99.00            --               --          --       (11.91)%
      All contract charges                                     --            39          $ 3,930        0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $112.63            --               --          --        13.50%
      Highest contract charge 1.20% Service Class 2 (t)   $112.39            --               --          --        13.27%
      All contract charges                                     --            13          $ 1,569        0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Shares (t)     $ 86.38            --               --          --       (11.80)%
      Highest contract charge 1.34% Service Shares (t)    $ 86.03            --               --          --       (12.14)%
      All contract charges                                     --            43          $ 3,873        1.38%          --
2010  Lowest contract charge 0.90% Service Shares (t)     $107.80            --               --          --         7.99%
      Highest contract charge 1.20% Service Shares (t)    $107.57            --               --          --         7.77%
      All contract charges                                     --             3          $   377        1.16%          --
INVESCO V.I. DIVIDEND GROWTH FUND (W)
      Unit Value 1.00% to 1.20%*
2011  Lowest contract charge 1.00% Series II (z)          $ 90.74            --               --          --        (8.50)%
      Highest contract charge 1.20% Series II (z)         $ 90.43            --               --          --        (8.63)%
      All contract charges                                     --             2          $   139        0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Series II (t)          $103.15            --               --          --        (7.20)%
      Highest contract charge 1.45% Series II (t)         $ 87.60            --               --          --       (11.03)%
      All contract charges                                     --           118          $12,045        4.79%          --
2010  Lowest contract charge 0.70% Series II (t)          $109.44            --               --          --         5.19%
      Highest contract charge 1.34% Series II (t)         $109.21            --               --          --         5.00%
      All contract charges                                     --            33          $ 3,634        1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (aa)         $ 95.38            --               --          --        (4.60)%
      Highest contract charge 1.34% Series II (aa)        $ 94.99            --               --          --        (4.97)%
      All contract charges                                     --            28          $ 2,717        0.00%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $ 87.16            --               --          --       (10.41)%
      Highest contract charge 1.34% Series II (t)        $ 86.80            --               --          --       (10.76)%
      All contract charges                                    --            89          $ 8,406        0.59%          --
2010  Lowest contract charge 0.90% Series II (t)         $109.72            --               --          --        11.11%
      Highest contract charge 1.20% Series II (t)        $109.49            --               --          --        10.89%
      All contract charges                                    --            12          $ 1,264        1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Series II (t)         $106.96            --               --          --        (6.97)%
      Highest contract charge 1.34% Series II (t)        $105.76            --               --          --        (7.75)%
      All contract charges                                    --            67          $ 7,017        0.11%          --
2010  Lowest contract charge 0.70% Series II (t)         $114.89            --               --          --         9.90%
      Highest contract charge 1.34% Series II (t)        $114.65            --               --          --         9.70%
      All contract charges                                    --            16          $ 1,938        0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $122.49            --               --          --        (1.68)%
      Highest contract charge 1.34% Series II (t)        $121.44            --               --          --        (2.31)%
      All contract charges                                    --            33          $ 3,749        0.00%          --
2010  Lowest contract charge 0.70% Series II (t)         $124.58            --               --          --        17.58%
      Highest contract charge 1.34% Series II (t)        $124.31            --               --          --        17.37%
      All contract charges                                    --             5          $   788        0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Common Shares (t)     $103.21            --               --          --        (9.53)%
      Highest contract charge 1.45% Common Shares (t)    $ 86.86            --               --          --       (12.04)%
      All contract charges                                    --           143          $16,122        0.00%          --
2010  Lowest contract charge 0.70% Common Shares (t)     $128.82            --               --          --        24.79%
      Highest contract charge 1.34% Common Shares (t)    $128.55            --               --          --        24.57%
      All contract charges                                    --            29          $ 3,760        0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (v)     $111.56            --               --          --         4.73%
      Highest contract charge 1.34% Common Shares (v)    $110.31            --               --          --         3.85%
      All contract charges                                    --           301          $33,347        6.59%          --
2010  Lowest contract charge 0.70% Common Shares (v)     $106.45            --               --          --         4.86%
      Highest contract charge 1.34% Common Shares (v)    $106.22            --               --          --         4.67%
      All contract charges                                    --            53          $ 5,682        0.00%          --
IVY FUNDS MID CAP GROWTH
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Common Shares (aa)    $ 90.05            --               --          --        (7.12)%
      Highest contract charge 1.34% Common Shares (aa)   $ 89.68            --               --          --        (7.48)%
      All contract charges                                    --            64          $ 5,792        0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (t)     $ 79.53            --               --          --       (16.05)%
      Highest contract charge 1.34% Common Shares (t)    $ 79.10            --               --          --       (16.49)%
      All contract charges                                    --            32          $ 2,757        0.35%          --
2010  Lowest contract charge 0.90% Common Shares (t)     $112.82            --               --          --        13.52%
      Highest contract charge 1.20% Common Shares (t)    $112.58            --               --          --        13.30%
      All contract charges                                    --             2          $   268        0.00%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Shares (v)    $ 92.74             --               --         --       (18.44)%
      Highest contract charge 1.45% Service Shares (v)   $ 82.12             --               --         --       (15.20)%
      All contract charges                                    --            499         $ 45,930       2.84%          --
2010  Lowest contract charge 0.50% Service Shares (v)    $113.71             --               --         --         8.60%
      Highest contract charge 1.34% Service Shares (v)   $113.40             --               --         --         8.34%
      All contract charges                                    --            144         $ 16,398       1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (t)     $108.65             --               --         --        (2.46)%
      Highest contract charge 1.34% Service Class (t)    $107.72             --               --         --        (3.09)%
      All contract charges                                    --            281         $ 29,846       1.30%          --
2010  Lowest contract charge 0.70% Service Class (t)     $111.39             --               --         --         7.84%
      Highest contract charge 1.34% Service Class (t)    $111.16             --               --         --         7.65%
      All contract charges                                    --             55         $  6,102       0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (v)     $118.75             --               --         --        (0.34)%
      Highest contract charge 1.34% Service Class (v)    $117.74             --               --         --        (0.98)%
      All contract charges                                    --             22         $  2,551       0.26%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.15             --               --         --        12.10%
      Highest contract charge 1.34% Service Class (v)    $118.90             --               --         --        11.90%
      All contract charges                                    --              3         $    314       0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2011  Lowest contract charge 0.90% Service Class (t)     $111.25             --               --         --        (3.29)%
      Highest contract charge 1.34% Service Class (t)    $110.60             --               --         --        (3.72)%
      All contract charges                                    --             32         $  3,388       0.82%          --
2010  Lowest contract charge 0.90% Service Class (t)     $115.04             --               --         --         9.34%
      Highest contract charge 1.34% Service Class (t)    $114.87             --               --         --         9.20%
      All contract charges                                    --             16         $  1,748       0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $120.03             --               --         --         0.55%
      Highest contract charge 1.45% Service Class (v)    $ 92.48             --               --         --        (3.74)%
      All contract charges                                    --             80         $  9,624       0.00%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.29             --               --         --        11.34%
      Highest contract charge 1.34% Service Class (v)    $119.04             --               --         --        11.14%
      All contract charges                                    --             16         $  1,973       0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $117.74             --               --         --         5.98%
      Highest contract charge 1.45% Service Class (v)    $ 94.91             --               --         --        (3.94)%
      All contract charges                                    --            175         $ 20,340       3.47%          --
2010  Lowest contract charge 0.70% Service Class (v)     $111.03             --               --         --         9.36%
      Highest contract charge 1.34% Service Class (v)    $110.79             --               --         --         9.16%
      All contract charges                                    --             19         $  2,068       0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A               $ 93.39             --               --         --        (6.52)%
      Highest contract charge 1.45% Class A              $ 66.42             --               --         --        (7.42)%
      All contract charges                                    --          6,544         $497,562       0.15%          --
2010  Lowest contract charge 0.50% Class A               $ 99.90             --               --         --        17.31%
      Highest contract charge 1.45% Class A              $ 71.74             --               --         --        16.19%
      All contract charges                                    --          7,304         $598,009       0.87%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (L)(U) (CONTINUED)
2009  Lowest contract charge 0.50% Class A    $ 85.16             --               --         --        36.94%
      Highest contract charge 1.45% Class A   $ 61.74             --               --         --        35.63%
      All contract charges                         --          7,754         $543,315       0.40%          --
2008  Lowest contract charge 0.50% Class A    $ 62.19             --               --         --       (46.81)%
      Highest contract charge 1.45% Class A   $ 45.52             --               --         --       (47.32)%
      All contract charges                         --          7,902         $406,785       0.49%          --
2007  Lowest contract charge 0.50% Class A    $116.93             --               --         --        11.11%
      Highest contract charge 1.45% Class A   $ 86.41             --               --         --        10.03%
      All contract charges                         --          8,900         $867,396       0.10%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 70.00             --               --         --        (6.75)%
      Highest contract charge 1.30% Class B   $ 88.48             --               --         --        (7.49)%
      All contract charges                         --            303         $ 20,908       0.15%          --
2010  Lowest contract charge 0.50% Class B    $ 75.07             --               --         --        17.02%
      Highest contract charge 1.30% Class B   $ 95.64             --               --         --        16.10%
      All contract charges                         --            367         $ 27,322       0.87%          --
2009  Lowest contract charge 0.50% Class B    $ 64.15             --               --         --        36.58%
      Highest contract charge 1.30% Class B   $ 82.38             --               --         --        35.52%
      All contract charges                         --            279         $ 17,675       0.40%          --
2008  Lowest contract charge 0.50% Class B    $ 46.97             --               --         --       (46.94)%
      Highest contract charge 1.30% Class B   $ 60.79             --               --         --       (47.37)%
      All contract charges                         --            133         $  6,081       0.49%          --
2007  Lowest contract charge 0.50% Class B    $ 88.52             --               --         --        10.83%
      Highest contract charge 1.30% Class B   $115.50             --               --         --         9.95%
      All contract charges                         --            159         $ 13,842       0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $155.17             --               --         --         5.28%
      Highest contract charge 1.45% Class B   $140.97             --               --         --         4.28%
      All contract charges                         --            844         $120,045       2.57%          --
2010  Lowest contract charge 0.50% Class B    $147.39             --               --         --         5.68%
      Highest contract charge 1.45% Class B   $135.19             --               --         --         4.66%
      All contract charges                         --            818         $111,731       2.80%          --
2009  Lowest contract charge 0.50% Class B    $139.47             --               --         --         7.77%
      Highest contract charge 1.45% Class B   $129.17             --               --         --         6.74%
      All contract charges                         --            666         $ 86,980       3.57%          --
2008  Lowest contract charge 0.50% Class B    $129.41             --               --         --         1.95%
      Highest contract charge 1.45% Class B   $121.01             --               --         --         0.98%
      All contract charges                         --            582         $ 71,497       4.88%          --
2007  Lowest contract charge 0.50% Class B    $126.94             --               --         --         5.73%
      Highest contract charge 1.45% Class B   $119.83             --               --         --         4.71%
      All contract charges                         --            594         $ 72,099       4.09%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.60             --               --         --       (18.39)%
      Highest contract charge 1.45% Class B   $105.93             --               --         --       (19.17)%
      All contract charges                         --            489         $ 52,486       1.60%          --
2010  Lowest contract charge 0.50% Class B    $142.88             --               --         --         6.42%
      Highest contract charge 1.45% Class B   $131.06             --               --         --         5.40%
      All contract charges                         --            552         $ 73,081       2.93%          --
2009  Lowest contract charge 0.50% Class B    $134.26             --               --         --        29.27%
      Highest contract charge 1.45% Class B   $124.34             --               --         --        28.04%
      All contract charges                         --            597         $ 74,900       1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                --         --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                --         --       (48.00)%
      All contract charges                         --           616          $ 60,647       1.53%          --
2007  Lowest contract charge 0.50% Class B    $197.82            --                --         --        11.87%
      Highest contract charge 1.45% Class B   $186.75            --                --         --        10.79%
      All contract charges                         --           644          $121,692       0.72%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $109.12            --                --         --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                --         --        (8.69)%
      All contract charges                         --           125          $ 12,610       0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                --         --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                --         --         9.93%
      All contract charges                         --           137          $ 15,023       0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                --         --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                --         --        30.58%
      All contract charges                         --           150          $ 15,024       1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                --         --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                --         --       (40.41)%
      All contract charges                         --           159          $ 12,192       0.51%          --
2007  Lowest contract charge 0.50% Class B    $134.47            --                --         --         4.48%
      Highest contract charge 1.45% Class B   $126.94            --                --         --         3.47%
      All contract charges                         --           173          $ 22,281       0.43%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.43            --                --         --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                --         --        (6.89)%
      All contract charges                         --           414          $ 47,447       0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                --         --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                --         --        11.51%
      All contract charges                         --           468          $ 57,445       0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                --         --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                --         --        21.09%
      All contract charges                         --           507          $ 55,659       1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                --         --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                --         --       (38.36)%
      All contract charges                         --           523          $ 47,681       1.42%          --
2007  Lowest contract charge 0.50% Class B    $154.53            --                --         --         3.12%
      Highest contract charge 1.45% Class B   $145.88            --                --         --         2.13%
      All contract charges                         --           501            73,897       1.12%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $114.08            --                --         --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                --         --        (9.22)%
      All contract charges                         --           573          $ 61,816       0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                --         --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                --         --        25.04%
      All contract charges                         --           642          $ 76,165       0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                --         --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                --         --        39.71%
      All contract charges                         --           679          $ 64,442       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                --         --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                --         --       (44.40)%
      All contract charges                         --           679          $ 46,112       0.00%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $127.03            --                --         --        11.34%
      Highest contract charge 1.45% Class B   $119.92            --                --         --        10.27%
      All contract charges                         --           730          $ 88,998       0.00%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $141.96            --                --         --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                --         --       (14.58)%
      All contract charges                         --           440          $ 57,115       0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                --         --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                --         --        23.10%
      All contract charges                         --           487          $ 74,122       0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                --         --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                --         --        42.28%
      All contract charges                         --           487          $ 60,246       3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                --         --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                --         --       (36.90)%
      All contract charges                         --           478          $ 41,835       0.45%          --
2007  Lowest contract charge 0.50% Class B    $144.72            --                --         --        (0.41)%
      Highest contract charge 1.45% Class B   $136.63            --                --         --        (1.36)%
      All contract charges                         --           514          $ 71,135       0.00%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                --         --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                --         --         3.81%
      All contract charges                         --           546          $ 88,897       3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                --         --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                --         --         5.35%
      All contract charges                         --           586          $ 92,038       2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                --         --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                --         --         8.32%
      All contract charges                         --           599          $ 89,248       4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                --         --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                --         --       (24.43)%
      All contract charges                         --           645          $ 88,735       9.05%          --
2007  Lowest contract charge 0.50% Class A    $105.59            --                --         --         2.88%
      Highest contract charge 1.45% Class A   $106.88            --                --         --         1.90%
      All contract charges                         --           749          $136,313       7.58%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $127.26            --                --         --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                --         --         3.72%
      All contract charges                         --           289          $ 29,574       3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                --         --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                --         --         5.26%
      All contract charges                         --           305          $ 30,085       2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                --         --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                --         --         8.23%
      All contract charges                         --           277          $ 26,252       4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                --         --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                --         --       (24.49)%
      All contract charges                         --           298          $ 26,227       9.05%          --
2007  Lowest contract charge 0.50% Class B    $138.16            --                --         --         2.62%
      Highest contract charge 1.30% Class B   $104.30            --                --         --         1.81%
      All contract charges                         --           384          $ 44,436       7.58%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (D)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $114.12             --               --         --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --               --         --       (16.90)%
      All contract charges                                   --            365         $ 39,106       0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --               --         --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --               --         --        25.81%
      All contract charges                                   --            410         $ 52,764       0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --               --         --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --               --         --        32.58%
      All contract charges                                   --            429         $ 43,863       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 80.00             --               --         --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --               --         --       (42.96)%
      All contract charges                                   --            416         $ 32,215       0.00%          --
2007  Lowest contract charge 0.50% Class B              $138.89             --               --         --         3.16%
      Highest contract charge 1.45% Class B             $134.67             --               --         --         2.17%
      All contract charges                                   --            439         $ 59,581       0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $163.11             --               --         --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --               --         --       (10.34)%
      All contract charges                                   --            696         $107,551       0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --               --         --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --               --         --        22.70%
      All contract charges                                   --            783         $134,605       0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --               --         --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --               --         --        24.59%
      All contract charges                                   --            853         $119,151       1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --               --         --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --               --         --       (38.77)%
      All contract charges                                   --            872         $ 97,762       0.25%          --
2007  Lowest contract charge 0.50% Class B              $187.01             --               --         --       (10.30)%
      Highest contract charge 1.45% Class B             $143.86             --               --         --       (11.16)%
      All contract charges                                   --            957         $174,548       0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $119.81             --               --         --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --               --         --        (6.20)%
      All contract charges                                   --            978         $108,102       0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --               --         --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --               --         --        16.00%
      All contract charges                                   --          1,075         $126,366       0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --               --         --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --               --         --        56.15%
      All contract charges                                   --          1,128         $114,338       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --               --         --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --               --         --       (47.85)%
      All contract charges                                   --            995         $ 64,569       0.00%          --
2007  Lowest contract charge 0.50% Class B              $130.12             --               --         --        17.63%
      Highest contract charge 1.45% Class B             $122.84             --               --         --        16.50%
      All contract charges                                   --          1,044         $129,627       0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Service Class (t)    $106.07             --               --         --        (0.80)%
      Highest contract charge 1.20% Service Class (t)   $104.81             --               --         --        (1.50)%
      All contract charges                                   --              2         $    187       0.41%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (t)    $106.41            --               --          --         7.17%
      Highest contract charge 1.20% Service Class (t)   $106.41            --               --          --         7.17%
      All contract charges                                   --            --          $    52        0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Advisor Class (t)    $113.87            --               --          --        (8.01)%
      Highest contract charge 1.20% Advisor Class (t)   $112.52            --               --          --        (8.65)%
      All contract charges                                   --            16          $ 1,926       14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (t)    $123.43            --               --          --        22.88%
      Highest contract charge 1.20% Advisor Class (t)   $123.17            --               --          --        22.63%
      All contract charges                                   --             4          $   561       11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B              $102.23            --               --          --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --               --          --        (4.13)%
      All contract charges                                   --           217          $21,215        1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --               --          --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --               --          --         9.12%
      All contract charges                                   --           202          $20,501        1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --               --          --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --               --          --        18.56%
      All contract charges                                   --           171          $15,922        4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --               --          --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --               --          --       (31.49)%
      All contract charges                                   --           128          $10,137        3.62%          --
2007  Lowest contract charge 0.50% Class B              $115.88            --               --          --         6.70%
      Highest contract charge 1.45% Class B             $114.43            --               --          --         5.68%
      All contract charges                                   --            67          $ 7,845        5.13%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $ 98.80            --               --          --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --               --          --        (5.30)%
      All contract charges                                   --           306          $28,988        1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --               --          --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --               --          --        10.32%
      All contract charges                                   --           272          $27,184        1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --               --          --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --               --          --        21.42%
      All contract charges                                   --           222          $20,037        4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --               --          --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --               --          --       (35.96)%
      All contract charges                                   --           143          $10,694        3.46%          --
2007  Lowest contract charge 0.50% Class B              $117.04            --               --          --         6.83%
      Highest contract charge 1.45% Class B             $115.57            --               --          --         5.80%
      All contract charges                                   --            80          $ 9,227        4.20%          --
TARGET 2035 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B              $ 95.70            --               --          --        (5.31)%
      Highest contract charge 1.45% Class B             $ 91.92            --               --          --        (6.03)%
      All contract charges                                   --           258          $23,880        1.44%          --
2010  Lowest contract charge 0.50% Class B              $101.96            --               --          --        12.16%
      Highest contract charge 1.45% Class B             $ 97.82            --               --          --        11.09%
      All contract charges                                   --           219          $21,513        1.41%          --
2009  Lowest contract charge 0.50% Class B              $ 90.90            --               --          --        24.93%
      Highest contract charge 1.45% Class B             $ 88.05            --               --          --        23.74%
      All contract charges                                   --           169          $14,876        4.83%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.76            --               --          --       (38.34)%
      Highest contract charge 1.45% Class B               $ 71.16            --               --          --       (38.94)%
      All contract charges                                     --            97          $ 6,992        3.39%          --
2007  Lowest contract charge 0.50% Class B                $118.01            --               --          --         6.84%
      Highest contract charge 1.45% Class B               $116.54            --               --          --         5.83%
      All contract charges                                     --            40          $ 4,736        4.13%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B                $ 92.82            --               --          --        (6.19)%
      Highest contract charge 1.45% Class B               $ 89.15            --               --          --        (6.90)%
      All contract charges                                     --           179          $16,081        1.35%          --
2010  Lowest contract charge 0.50% Class B                $ 99.81            --               --          --        12.71%
      Highest contract charge 1.45% Class B               $ 95.76            --               --          --        11.65%
      All contract charges                                     --           147          $14,276        1.25%          --
2009  Lowest contract charge 0.50% Class B                $ 88.55            --               --          --        27.14%
      Highest contract charge 1.45% Class B               $ 85.77            --               --          --        25.91%
      All contract charges                                     --           117          $10,042        4.83%          --
2008  Lowest contract charge 0.50% Class B                $ 69.65            --               --          --       (41.63)%
      Highest contract charge 1.45% Class B               $ 68.12            --               --          --       (42.18)%
      All contract charges                                     --            69          $ 4,692        2.97%          --
2007  Lowest contract charge 0.50% Class B                $119.32            --               --          --         7.26%
      Highest contract charge 1.45% Class B               $117.82            --               --          --         6.23%
      All contract charges                                     --            29          $ 3,403        3.33%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class 2 (t)            $103.02            --               --          --        (1.56)%
      Highest contract charge 1.20% Class 2 (t)           $102.14            --               --          --        (2.06)%
      All contract charges                                     --            65          $ 6,603        5.27%          --
2010  Lowest contract charge 0.90% Class 2 (t)            $104.51            --               --          --         4.37%
      Highest contract charge 1.20% Class 2 (t)           $104.29            --               --          --         4.16%
      All contract charges                                     --            19          $ 2,035        0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class S Shares (aa)    $ 83.39            --               --          --       (16.43)%
      Highest contract charge 1.34% Class S Shares (aa)   $ 82.94            --               --          --       (16.86)%
      All contract charges                                     --            76          $ 6,314        0.00%          --

   ----------
  (a)Units were made available for sale on May 18, 2007.
  (b)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (c)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (d)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (e)A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (f)Units were made available for sale on August 17, 2007.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (h)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (i)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (j)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (k)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (l)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (m)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (n)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (o)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (p)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (q)Units were made available for sale on July 10, 2009.
  (r)Units were made available for sale on September 18, 2009.
  (s)Units were made available for sale on September 30, 2009.
  (t)Units were made available on May 3, 2010.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

  (u)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
  (v)Units were made available on September 20, 2010.
  (w)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (x)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (y)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
  (z)Units were made available on May 2, 2011.
 (aa)Units were made available on May 20, 2011.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

  Report of Independent Registered Public Accounting Firm................. F-1

  Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2011 and 2010............... F-2
    Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009.................................................. F-3
    Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009..................................... F-5
    Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-6
    Consolidated Statements of Cash Flows, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-7
    Notes to Consolidated Financial Statements............................ F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 8, 2012

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                        2011        2010
                                                                                     ----------  ----------
                                                                                          (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   31,992  $   29,057
 Mortgage loans on real estate......................................................      4,281       3,571
 Equity real estate, held for the production of income..............................         99         140
 Policy loans.......................................................................      3,542       3,581
 Other equity investments...........................................................      1,707       1,618
 Trading securities.................................................................        982         506
 Other invested assets..............................................................      2,340       1,413
                                                                                     ----------  ----------
   Total investments................................................................     44,943      39,886
Cash and cash equivalents...........................................................      3,227       2,155
Cash and securities segregated, at fair value.......................................      1,280       1,110
Broker-dealer related receivables...................................................      1,327       1,389
Deferred policy acquisition costs...................................................      4,653       8,383
Goodwill and other intangible assets, net...........................................      3,697       3,702
Amounts due from reinsurers.........................................................      3,542       3,252
Loans to affiliates.................................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,547       4,606
Other assets........................................................................      5,340       5,614
Separate Accounts' assets...........................................................     86,419      92,014
                                                                                     ----------  ----------

TOTAL ASSETS........................................................................ $  166,016  $  163,156
                                                                                     ==========  ==========

LIABILITIES
Policyholders' account balances..................................................... $   26,033  $   24,654
Future policy benefits and other policyholders liabilities..........................     21,595      18,965
Broker-dealer related payables......................................................        466         369
Customers related payables..........................................................      1,889       1,770
Amounts due to reinsurers...........................................................         74          75
Short-term and long-term debt.......................................................        645         425
Loans from affiliates...............................................................      1,325       1,325
Income taxes payable................................................................      5,491       4,315
Other liabilities...................................................................      3,815       3,075
Separate Accounts' liabilities......................................................     86,419      92,014
                                                                                     ----------  ----------
   Total liabilities................................................................    147,752     146,987
                                                                                     ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2  $        2
 Capital in excess of par value.....................................................      5,743       5,593
 Retained earnings..................................................................     10,120       8,085
 Accumulated other comprehensive income (loss)......................................       (304)       (629)
                                                                                     ----------  ----------
   Total AXA Equitable's equity.....................................................     15,561      13,051
                                                                                     ----------  ----------
Noncontrolling interest.............................................................      2,703       3,118
                                                                                     ----------  ----------
   Total equity.....................................................................     18,264      16,169
                                                                                     ----------  ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  166,016  $  163,156
                                                                                     ==========  ==========


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
   Total revenues.......................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     4,680        168       115
Capitalization of deferred policy acquisition costs.....................    (1,030)      (916)     (975)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    14,537      8,426     6,321
                                                                         ---------  ---------  --------


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                          2011       2010       2009
                                                                        --------  ---------  ----------
                                                                                 (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes........ $  3,335  $   3,015   $  (3,079)
Income tax (expense) benefit...........................................   (1,022)      (707)      1,272
                                                                        --------  ---------  ----------

Earnings (loss) from continuing operations, net of income taxes........    2,313      2,308      (1,807)
Earnings (loss) from discontinued operations, net of income taxes......       --         --           3
                                                                        --------  ---------  ----------

Net earnings (loss)....................................................    2,313      2,308      (1,804)
 Less: net (earnings) loss attributable to the noncontrolling interest.      101       (235)       (359)
                                                                        --------  ---------  ----------

Net Earnings (Loss) Attributable to AXA Equitable...................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

Amounts attributable to AXA Equitable:
 Earnings (loss) from continuing operations, net of income taxes....... $  2,414  $   2,073  $   (2,166)
 Earnings (loss) from discontinued operations, net of income taxes.....       --         --           3
                                                                        --------  ---------  ----------
Net Earnings (Loss).................................................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                  2011       2010       2009
                                                                               ---------  ---------  ---------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $   2,313  $   2,308  $  (1,804)
                                                                               ---------  ---------  ---------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......       378        440      1,331
 Defined benefit plans:
   Net gain (loss) arising during year........................................      (169)      (121)       (65)
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........        94         82         65
     Amortization of net prior service credit included in net periodic cost...         1         (1)        (3)
                                                                               ---------  ---------  ---------
       Other comprehensive income (loss)--defined benefit plans...............       (74)       (40)        (3)
                                                                               ---------  ---------  ---------

Total other comprehensive income (loss), net of income taxes..................       304        400      1,328
                                                                               ---------  ---------  ---------

Comprehensive income (loss)...................................................     2,617      2,708       (476)
                                                                               ---------  ---------  ---------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....       122       (228)      (425)
                                                                               ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $   2,739  $   2,480  $    (901)
                                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest................        --         --        (54)
 Changes in capital in excess of par value.................................       150         10        453
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,743      5,593      5,583
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     8,085      6,312      8,413
 Net earnings (loss).......................................................     2,414      2,073     (2,163)
 Stockholder dividends.....................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..............        --         --         62
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................    10,120      8,085      6,312
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (629)    (1,036)    (2,236)
 Impact of implementing new accounting guidance, net of taxes..............        --         --        (62)
 Other comprehensive income (loss).........................................       325        407      1,262
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................      (304)      (629)    (1,036)
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,561     13,051     10,861
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest............         1          5         --
 Purchase of AllianceBernstein Put.........................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.............................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...............      (101)       235        359
 Dividends paid to noncontrolling interest.................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.       (21)        (7)        66
 Other changes in noncontrolling interest..................................       189        126        132
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,703      3,118      3,269
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,264  $  16,169  $  14,130
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                               2011       2010       2009
                                                                                            ---------  ---------  ---------
                                                                                                     (IN MILLIONS)
Net earnings (loss)........................................................................ $   2,313  $   2,308  $  (1,804)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       999        950      1,004
 Universal life and investment-type product policy fee income..............................    (3,312)    (3,067)    (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................       266        125     (1,353)
 (Income) loss related to derivative instruments...........................................    (2,374)       284      3,079
 Change in reinsurance recoverable with affiliate..........................................      (242)      (233)     1,486
 Investment (gains) losses, net............................................................        47        184        (54)
 Change in segregated cash and securities, net.............................................      (170)      (124)     1,587
 Change in deferred policy acquisition costs...............................................     3,650       (747)      (860)
 Change in future policy benefits..........................................................     2,110      1,136       (755)
 Change in income taxes payable............................................................       950        720     (1,223)
 Real estate asset write-off charge........................................................         5         26          3
 Change in the fair value of the reinsurance contract asset................................    (5,941)    (2,350)     2,566
 Amortization of deferred compensation.....................................................       418        178         88
 Amortization of deferred sales commission.................................................        38         47         55
 Amortization of reinsurance cost..........................................................       211        274        318
 Other depreciation and amortization.......................................................       146        161        156
 Amortization of other intangibles.........................................................        24         23         24
 Other, net................................................................................       (76)       111         18
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) operating activities........................................      (938)         6      1,417
                                                                                            ---------  ---------  ---------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........     3,435      2,753      2,058
 Sales of investments......................................................................     1,141      3,398      6,737
 Purchases of investments..................................................................    (7,970)    (7,068)    (8,995)
 Cash settlements related to derivative instruments........................................     1,429       (651)    (2,564)
 Change in short-term investments..........................................................        16        (53)       140
 Decrease in loans to affiliates...........................................................        --          3          1
 Increase in loans to affiliates...........................................................        --         --       (250)
 Investment in capitalized software, leasehold improvements and
 EDP equipment.............................................................................      (104)       (62)      (120)
 Other, net................................................................................        25        (25)         9
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) investing activities........................................    (2,028)    (1,705)    (2,984)
                                                                                            ---------  ---------  ---------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010       2009
                                                                       --------  --------  ---------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $   3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)    (2,161)
 Change in short-term financings......................................      220       (24)       (36)
 Change in collateralized pledged liabilities.........................      989      (270)       126
 Change in collateralized pledged assets..............................       99       533       (632)
 Capital contribution.................................................       --        --        439
 Shareholder dividends paid...........................................     (379)     (300)        --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)        --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)      (320)
 Other, net...........................................................        2        11        145
                                                                       --------  --------  ---------

Net cash provided by (used in) financing activities...................    4,038     2,062        956
                                                                       --------  --------  ---------

Change in cash and cash equivalents...................................    1,072       363       (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792      2,403
                                                                       --------  --------  ---------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $   1,792
                                                                       ========  ========  =========

Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $      17
                                                                       ========  ========  =========
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $      44
                                                                       ========  ========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company will adopt this guidance effective January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $1.1 billion, income taxes payable will be reduced by approximately $372 million with a corresponding reduction, net of taxes, to Retained earnings and Total equity of approximately $691 million. Upon adoption, for the year ended 2011, the Company's Earnings (loss), before income taxes would increase by approximately $822 million and Net

   Earnings (Loss) Attributable to AXA Equitable would increase by approximately $534 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's consolidated statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on the Company's cash flows.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS      GROSS
                                        AMORTIZED  UNREALIZED UNREALIZED                OTTI
                                          COST       GAINS      LOSSES   FAIR VALUE IN AOCI/ (3)/
                                        ---------- ---------- ---------- ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $   21,444 $    1,840 $      147 $   23,137 $         --
 U.S. Treasury, government and agency..      3,598        350         --      3,948           --
 States and political subdivisions.....        478         64          2        540           --
 Foreign governments...................        461         65          1        525           --
 Commercial mortgage-backed............      1,306          7        411        902           22
 Residential mortgage-backed/ (1)/.....      1,556         90         --      1,646           --
 Asset-backed/ (2)/....................        260         15         11        264            6
 Redeemable preferred stock............      1,106         38        114      1,030           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     30,209      2,469        686     31,992           28

Equity securities......................         18          1         --         19           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2011............. $   30,227 $    2,470 $      686 $   32,011 $         28
                                        ========== ========== ========== ========== ============

December 31, 2010:
Fixed Maturities:
 Corporate............................. $   20,494 $    1,348 $      110 $   21,732 $         --
 U.S. Treasury, government and agency..      1,986         18         88      1,916           --
 States and political subdivisions.....        516         11         16        511           --
 Foreign governments...................        502         59          1        560           --
 Commercial mortgage-backed............      1,473          5        375      1,103           19
 Residential mortgage-backed/ (1)/.....      1,601         67         --      1,668           --
 Asset-backed/ (2)/....................        245         13         12        246            7
 Redeemable preferred stock............      1,364         23         66      1,321           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     28,181      1,544        668     29,057           26

Equity securities......................         26         --          3         23           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2010............. $   28,207 $    1,544 $      671 $   29,080 $         26
                                        ========== ========== ========== ========== ============

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058  $   2,090
          Due in years two through five..........     8,257      8,722
          Due in years six through ten...........     9,881     10,723
          Due after ten years....................     5,785      6,615
                                                  --------- ----------
             Subtotal............................    25,981     28,150
          Commercial mortgage-backed securities..     1,306        902
          Residential mortgage-backed securities.     1,556      1,646
          Asset-backed securities................       260        264
                                                  --------- ----------
          Total.................................. $  29,103  $  30,962
                                                  ========= ==========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                         December 31,
                                                   ------------------------
                                                    2011     2010     2009
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI...............     (4)     (18)      (6)
                                                   ------  -------  -------
Total OTTI........................................ $  (36) $  (300) $  (174)
                                                   ======  =======  =======

  /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                           2011     2010
                                                                                         -------  -------
                                                                                           (IN MILLIONS)
Balances at January 1,.................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold.....      29       99
Recognized impairments on securities impaired to fair value this period/ (1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired................     (27)    (268)
Additional impairments this period on securities previously impaired....................      (5)      (8)
Increases due to passage of time on previously recorded credit losses...................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows..      --       --
                                                                                         -------  -------
Balances at December 31,................................................................ $  (332) $  (329)
                                                                                         =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                AOCI GAIN
                                                              NET                              DEFERRED           (LOSS)
                                                          UNREALIZED                            INCOME        RELATED TO NET
                                                             GAINS                                TAX           UNREALIZED
                                                          (LOSSES) ON        POLICYHOLDERS       ASSET          INVESTMENT
                                                          INVESTMENTS   DAC   LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                                         ------------  ----  -------------- --------------- -----------------
                                                                                     (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................ $        (16) $  3  $            2 $             4 $              (7)
Net investment gains (losses) arising during
  the period............................................          (32)   --              --              --               (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            5    --              --              --                 5
   Excluded from Net earnings (loss)/ (1)/..............           (4)   --              --              --                (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --     2              --              --                 2
   Deferred income taxes................................           --    --              --               8                 8
   Policyholders liabilities............................           --    --               4              --                 4
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2011.............................. $        (47) $  5  $            6 $            12 $             (24)
                                                         ============  ====  ============== =============== =================

BALANCE, JANUARY 1, 2010................................ $        (11) $  5  $           -- $             2 $              (4)
Net investment gains (losses) arising during
  the period............................................            3    --              --              --                 3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            9    --              --              --                 9
   Excluded from Net earnings (loss)/ (1)/..............          (17)   --              --              --               (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --    (2)             --              --                (2)
   Deferred income taxes................................           --    --              --               2                 2
   Policyholders liabilities............................           --    --               2              --                 2
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2010.............................. $        (16) $  3  $            2 $             4 $              (7)
                                                         ============  ====  ============== =============== =================

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                    NET                              DEFERRED        (LOSS)
                                                UNREALIZED                            INCOME     RELATED TO NET
                                                   GAINS                                TAX        UNREALIZED
                                                (LOSSES) ON          POLICYHOLDERS     ASSET       INVESTMENT
                                                INVESTMENTS    DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                               ------------  ------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2011...................... $        889  $ (135)    $     (121)  $     (223)   $        410
Net investment gains (losses) arising during
  the period..................................          915      --             --           --             915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............           23      --             --           --              23
   Excluded from Net earnings (loss)/ (1)/....            4      --             --           --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --     (81)            --           --             (81)
   Deferred income taxes......................           --      --             --         (207)           (207)
   Policyholders liabilities..................           --      --           (264)          --            (264)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2011.................... $      1,831  $ (216)    $     (385)  $     (430)   $        800
                                               ============  ======  =============  ===========  ==============

BALANCE, JANUARY 1, 2010...................... $         (6) $  (21)    $       --   $       32    $          5
Net investment gains (losses) arising during
  the period..................................          680      --             --           --             680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............          198      --             --           --             198
   Excluded from Net earnings (loss)/ (1)/....           17      --             --           --              17
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --    (114)            --           --            (114)
   Deferred income taxes......................           --      --             --         (255)           (255)
   Policyholders liabilities..................           --      --           (121)          --            (121)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2010.................... $        889  $ (135)    $     (121)  $     (223)   $        410
                                               ============  ======  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                     LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                    ---------------------  ---------------------  ---------------------
                                                 GROSS                  GROSS                  GROSS
                                               UNREALIZED             UNREALIZED             UNREALIZED
                                    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                    ---------- ----------  ---------- ----------  ---------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate.........................   $  1,910    $   (96)   $    389  $     (51)   $  2,299  $    (147)
 U.S. Treasury, government and
   agency..........................        149         --          --         --         149         --
 States and political subdivisions.         --         --          18         (2)         18         (2)
 Foreign governments...............         30         (1)          5         --          35         (1)
 Commercial mortgage-backed........         79        (27)        781       (384)        860       (411)
 Residential mortgage-backed.......         --         --           1         --           1         --
 Asset-backed......................         49         --          44        (11)         93        (11)
 Redeemable preferred stock........        341        (28)        325        (86)        666       (114)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  2,558    $  (152)   $  1,563  $    (534)   $  4,121  $    (686)
                                    ========== ==========  ========== ==========  ========== ==========

December 31, 2010:
Fixed Maturities:
 Corporate.........................   $  1,999    $   (68)   $    394  $     (42)   $  2,393  $    (110)
 U.S. Treasury, government and
   agency..........................        820        (42)        171        (46)        991        (88)
 States and political subdivisions.        225         (9)         33         (7)        258        (16)
 Foreign governments...............         77         (1)         10         --          87         (1)
 Commercial mortgage-backed........         46         (3)        936       (372)        982       (375)
 Residential mortgage-backed.......        157         --           2         --         159         --
 Asset-backed......................         23         --          65        (12)         88        (12)
 Redeemable preferred stock........        345         (7)        689        (59)      1,034        (66)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  3,692    $  (130)   $  2,300  $    (538)   $  5,992  $    (668)
                                    ========== ==========  ========== ==========  ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2011

                                           OUTSTANDING RECORDED INVESTMENT
                                NUMBER  --------------------------------------
                               OF LOANS   PRE-MODIFICATION   POST-MODIFICATION
                               -------- -------------------- -----------------
                                                    (IN MILLIONS)
Troubled debt restructurings:
 Agricultural mortgage loans.. $     -- $                 --  $             --
 Commercial mortgage loans....        2                  145               141
                               -------- -------------------- -----------------

Total......................... $      2 $                145  $            141
                               ======== ==================== =================

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                      2011     2010    2009
                                                     ------   ------  ------
                                                        (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   18    $   --  $   --
   Charge-offs.....................................     --        --      --
   Recoveries......................................     (8)       --      --
   Provision.......................................     22        18      --
                                                    ------    ------  ------
Ending Balance, December 31,....................... $   32    $   18  $   --
                                                    ======    ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   32    $   18  $   --
                                                    ======    ======  ======
   Collectively Evaluated for Impairment........... $   --    $   --  $   --
                                                    ======    ======  ======

   Loans Acquired with Deteriorated Credit Quality. $   --    $   --  $   --
                                                    ======    ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                               DEBT SERVICE COVERAGE RATIO
                                                                                 LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- -------- -------- ------- ------ --------
                                                           (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   182  $   -- $     33 $     30  $   31 $   -- $    276
 50% - 70%.........................       201     252      447      271      45     --    1,216
 70% - 90%.........................        --      41      280      318     213     --      852
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans....   $   383  $  293 $    844 $    754  $  585 $  117 $  2,976
                                    ========= ======= ======== ======== ======= ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   150  $   89 $    175 $    247  $  190 $    8 $    859
 50% - 70%.........................        68      15      101      158      82     45      469
 70% - 90%.........................        --      --       --        1      --      8        9
 90% plus..........................        --      --       --       --      --     --       --
                                    --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans..   $   218  $  104 $    276 $    406  $  272 $   61 $  1,337
                                    ========= ======= ======== ======== ======= ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   332  $   89 $    208 $    277  $  221 $    8 $  1,135
 50% - 70%.........................       269     267      548      429     127     45    1,685
 70% - 90%.........................        --      41      280      319     213      8      861
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans...............   $   601  $  397 $  1,120 $  1,160  $  857 $  178 $  4,313
                                    ========= ======= ======== ======== ======= ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2010

                                              Debt Service Coverage Ratio
                                                                               LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ------ --------
                                                          (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $    59  $   --  $   --  $   52  $   --  $   -- $    111
 50% - 70%.........................       32     109     111      72      55      --      379
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     402      61      574
                                     -------  ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans....  $   285  $  144  $  604  $  550  $  581  $  111 $  2,275
                                     =======  ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   155  $   80  $  162  $  243  $  186  $    5 $    831
 50% - 70%.........................       52      13     134     150     107      24      480
 70% - 90%.........................       --      --      --      --      --      --       --
 90% plus..........................       --      --      --      --       3      --        3
                                     -------  ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans..  $   207  $   93  $  296  $  393  $  296  $   29 $  1,314
                                     =======  ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   214  $   80  $  162  $  295  $  186  $    5 $    942
 50% - 70%.........................       84     122     245     222     162      24      859
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     405      61      577
                                     -------  ------  ------  ------  ------  ------ --------

Total Mortgage Loans...............  $   492  $  237  $  900  $  943  $  877  $  140 $  3,589
                                     =======  ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                        RECORDED
                                                                                       INVESTMENT
                                         90                            TOTAL     (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                         FINANCING            AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL CURRENT  RECEIVABLES         ACCRUING
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61 $  -- $               -- $  61 $  2,915 $      2,976 $                   --
 Agricultural........     5     1                  7    13    1,324        1,337                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
TOTAL MORTGAGE LOANS. $  66 $   1 $                7 $  74 $  4,239 $      4,313 $                    3
                      ===== ===== ================== ===== ======== ============ ======================
December 31, 2010
 Commercial.......... $  -- $  -- $               -- $  -- $  2,275 $      2,275 $                   --
 Agricultural........    --    --                  5     5    1,309        1,314                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
Total Mortgage Loans. $  -- $  -- $                5 $   5 $  3,584 $      3,589 $                    3
                      ===== ===== ================== ===== ======== ============ ======================

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                     UNPAID                         AVERAGE        INTEREST
                                      RECORDED      PRINCIPAL       RELATED        RECORDED         INCOME
                                     INVESTMENT      BALANCE       ALLOWANCE    INVESTMENT/ (1)/  RECOGNIZED
                                     ----------- --------------- -------------  ---------------  -------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           5               5            --                5             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $         5 $             5 $          --  $             5  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       202 $           202 $         (32) $           152  $           8
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $       202 $           202 $         (32) $           152  $           8
                                     =========== =============== =============  ===============  =============
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           3               3            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $         3 $             3 $          --  $            --  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       122 $           122 $         (18) $            24  $           2
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $       122 $           122 $         (18) $            24  $           2
                                     =========== =============== =============  ===============  =============

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds--third party................................... $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======


                                                                               2011     2010     2009
                                                                              ------   -----   -----
                                                                                   (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $   110  $   30
Net revenues of other limited partnership interests..........................      6        3      (5)
Interest expense--third party................................................    (21)     (22)     (7)
Other expenses...............................................................    (61)     (59)    (17)
                                                                              ------  -------  ------
Net Earnings (Loss).......................................................... $   35  $    32  $    1
                                                                              ======  =======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $    18  $    2
                                                                              ======  =======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     FAIR VALUE
                                               ----------------------- GAINS (LOSSES)
                                     NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                      AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                     --------- ----------- ----------- ---------------
                                                       (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/ (1)/
 Futures............................ $   6,443  $       --   $       2    $        (34)
 Swaps..............................       784          10          21              33
 Options............................     1,211          92          85             (20)

Interest rate contracts:/ (1)/
 Floors.............................     3,000         327          --             139
 Swaps..............................     9,826         503         317             590
 Futures............................    11,983          --          --             849
 Swaptions..........................     7,354       1,029          --             817

Other freestanding contracts:/ (1)/
 Foreign currency Contracts.........        38          --          --              --
                                                                       ---------------
NET INVESTMENT INCOME (LOSS)........                                             2,374
                                                                       ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/ (2)/....        --      10,547          --           5,941

GWBL and other features/ (3)/.......        --          --         227            (189)
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2011......... $  40,639  $   12,508   $     652    $      8,126
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                     Fair Value
                                               ----------------------- Gains (Losses)
                                     Notional     Asset     Liability    Reported In
                                      Amount   Derivatives Derivatives Earnings (Loss)
                                     --------- ----------- ----------- ---------------
                                                       (In Millions)
Freestanding derivatives:
Equity contracts:/ (1)/
 Futures............................ $   3,772   $      --    $     --     $      (815)
 Swaps..............................       734          --          27             (79)
 Options............................     1,070           5           1             (49)

Interest rate contracts:/ (1)/
 Floors.............................     9,000         326          --             157
 Swaps..............................     5,352         201         134             250
 Futures............................     5,151          --          --             289
 Swaptions..........................     4,479         171          --             (38)

Other freestanding contracts:/ (1)/
 Foreign currency contracts.........       133          --           1               1
                                                                       ---------------
 Net investment income (loss).......                                              (284)
                                                                       ---------------

Embedded derivatives:
GMIB reinsurance contracts /(2)/....        --       4,606          --           2,350

GWBL and other features /(3)/.......        --          --          38              17
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2010......... $  29,691   $   5,309    $    201     $     2,083
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------

Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)

Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                          ---------  --------- ---------  ----------
                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7  $  22,698 $     432  $   23,137
   U.S. Treasury, government and agency..        --      3,948        --       3,948
   States and political subdivisions.....        --        487        53         540
   Foreign governments...................        --        503        22         525
   Commercial mortgage-backed............        --         --       902         902
   Residential mortgage-backed/ (1)/.....        --      1,632        14       1,646
   Asset-backed/ (2)/....................        --         92       172         264
   Redeemable preferred stock............       203        813        14       1,030
                                          ---------  --------- ---------  ----------
     Subtotal............................       210     30,173     1,609      31,992
                                          ---------  --------- ---------  ----------
 Other equity investments................        66         --        77         143
 Trading securities......................       457        525        --         982
 Other invested assets:
   Short-term investments................        --        132        --         132
   Swaps.................................        --        177        (2)        175
   Futures...............................        (2)        --        --          (2)
   Options...............................        --          7        --           7
   Floors................................        --        327        --         327
   Swaptions.............................        --      1,029        --       1,029
                                          ---------  --------- ---------  ----------
     Subtotal............................        (2)     1,672        (2)      1,668
                                          ---------  --------- ---------  ----------
Cash equivalents.........................     2,475         --        --       2,475
Segregated securities....................        --      1,280        --       1,280
GMIB reinsurance contracts...............        --         --    10,547      10,547
Separate Accounts' assets................    83,672      2,532       215      86,419
                                          ---------  --------- ---------  ----------
   Total Assets.......................... $  86,878  $  36,182 $  12,446  $  135,506
                                          =========  ========= =========  ==========

LIABILITIES
GWBL and other features' liability.......        --         --       227         227
                                          ---------  --------- ---------  ----------
   Total Liabilities..................... $      --  $      -- $     227  $      227
                                          =========  ========= =========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                           Level 1   Level 2  Level 3    Total
                                          --------- --------- -------- ----------
                                                       (In Millions)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7 $  21,405 $    320 $   21,732
   U.S. Treasury, government and agency..        --     1,916       --      1,916
   States and political subdivisions.....        --       462       49        511
   Foreign governments...................        --       539       21        560
   Commercial mortgage-backed............        --        --    1,103      1,103
   Residential mortgage-backed/ (1)/.....        --     1,668       --      1,668
   Asset-backed/ (2)/....................        --        98      148        246
   Redeemable preferred stock............       207     1,112        2      1,321
                                          --------- --------- -------- ----------
     Subtotal............................       214    27,200    1,643     29,057
                                          --------- --------- -------- ----------
 Other equity investments................        77        24       73        174
 Trading securities......................       425        81       --        506
 Other invested assets:
   Short-term investments................        --       148       --        148
   Swaps.................................        --        40       --         40
   Options...............................        --         4       --          4
   Floors................................        --       326       --        326
   Swaptions.............................        --       171       --        171
                                          --------- --------- -------- ----------
     Subtotal............................        --       689       --        689
                                          --------- --------- -------- ----------
Cash equivalents.........................     1,693        --       --      1,693
Segregated securities....................        --     1,110       --      1,110
GMIB reinsurance contracts...............        --        --    4,606      4,606
Separate Accounts' assets................    89,647     2,160      207     92,014
                                          --------- --------- -------- ----------
   Total Assets.......................... $  92,056 $  31,264 $  6,529 $  129,849
                                          ========= ========= ======== ==========

LIABILITIES
GWBL and other features' liability....... $      -- $      -- $     38 $       38
                                          --------- --------- -------- ----------
   Total Liabilities..................... $      -- $      -- $     38 $       38
                                          ========= ========= ======== ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND
                                                              POLITICAL           COMMERCIAL   RESIDENTIAL
                                                                SUB-     FOREIGN  MORTGAGE-     MORTGAGE-    ASSET-
                                                  CORPORATE   DIVISIONS   GOVTS     BACKED       BACKED      BACKED
                                                 ----------  ----------  -------  ----------  ------------  --------
                                                                            (IN MILLIONS)

BALANCE, JANUARY 1, 2011........................ $      320  $       49  $    21  $    1,103  $         --  $    148
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          1          --       --           2            --        --
     Investment gains (losses), net.............         --          --       --         (30)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $        1  $       --  $    --  $      (28) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Other comprehensive income
         (loss).................................         (2)          5       (1)        (34)           (1)        2
Purchases.......................................        117          --        1          --            --        21
Issuances.......................................         --          --       --          --            --        --
Sales...........................................        (52)         (2)      --        (139)           (5)      (33)
Settlements.....................................         --          --       --          --            --        --
Transfers into Level 3/ (2)/....................        100           1        1          --            20        33
Transfers out of Level 3/ (2)/..................        (52)         --       --          --            --        --
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2011/ (1)/................ $      432  $       53  $    22  $      902  $         14  $    172
                                                 ==========  ==========  =======  ==========  ============  ========

BALANCE, JANUARY 1, 2010........................ $      466  $       47  $    21  $    1,490  $         --  $    217
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          4          --       --           2            --        --
     Investment gains (losses), net.............          6          --       --        (271)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $       10  $       --  $    --  $     (269) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
   Other comprehensive income (loss)............          3           3       --         119            --        14
 Purchases/issuances............................         22          --       --          --            --        --
 Sales/settlements..............................        (88)         (1)      --        (237)           --       (40)
 Transfers into/out of Level 3/ (2)/............        (93)         --       --          --            --       (44)
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2010/ (1)/................ $      320  $       49  $    21  $    1,103  $         --  $    148
                                                 ==========  ==========  =======  ==========  ============  ========

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                    REDEEM-                                                          GWBL
                                                     ABLE           OTHER         OTHER       GMIB      SEPARATE   AND OTHER
                                                   PREFERRED        EQUITY       INVESTED  REINSURANCE  ACCOUNTS   FEATURES
                                                     STOCK    INVESTMENTS/ (1)/   ASSETS      ASSET      ASSETS    LIABILITY
                                                  ----------  -----------------  --------  ----------- ---------  ----------
                                                                                 (IN MILLIONS)

BALANCE, JANUARY 1, 2011                          $        2  $              73  $     --  $     4,606 $     207  $       38
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        (2)          --        --          --
     Investment gains (losses), net..............         --                  1        --           --        --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        5,737        17          --
     Policyholders' benefits.....................         --                 --        --           --        --         170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $       --  $               1  $     (2) $     5,737 $      17  $      170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         (1)                 6        --           --        --          --
Purchases........................................         --                  2        --          204         4          19
Issuances........................................         --                 --        --           --        --          --
Sales............................................         (2)                (5)       --           --       (11)         --
Settlements......................................         --                 --        --           --        (2)         --
Transfers into Level 3/ (2)/.....................         15                 --        --           --        --          --
Transfers out of Level 3/ (2)/...................         --                 --        --           --        --          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------

BALANCE, DECEMBER 31, 2011....................... $       14  $              77  $     (2) $    10,547 $     215  $      227
                                                  ==========  =================  ========  =========== =========  ==========

BALANCE, JANUARY 1, 2010......................... $       12  $               2  $    300  $     2,256 $     230  $       55
 Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        --           --        --          --
     Investment gains (losses), net..............          4                 --        --           --       (22)         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        2,150        --          --
     Policyholders' benefits.....................         --                 --        --           --        --         (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $        4  $              --  $     --  $     2,150 $     (22) $      (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         --                 --        --           --        --          --
 Purchases/issuances.............................         --                 60        --          200         2          17
 Sales/settlements...............................        (14)                (1)       --           --        (8)         --
 Transfers into/out of Level 3/ (2)/.............         --                 12      (300)          --         5          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------
BALANCE, DECEMBER 31, 2010....................... $        2  $              73  $     --  $     4,606 $     207  $       38
                                                  ==========  =================  ========  =========== =========  ==========

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF           POLICY-
                                                     INCOME   (LOSSES),     REINSURANCE            HOLDERS'
                                                     (LOSS)      NET         CONTRACTS       OCI   BENEFITS
                                                   ---------- ---------- ----------------- ------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $    1  $    --
     State and political subdivisions.............         --        --               --        5       --
     Foreign governments..........................         --        --               --       (1)      --
     Commercial mortgage-backed...................         --        --               --      (40)      --
     Asset-backed.................................         --        --               --        2       --
     Other fixed maturities, available-for-sale...         --        --               --       (2)      --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  (35) $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            5,941       --       --
   Separate Accounts' assets......................         --        18               --       --       --
   GWBL and other features' liability.............         --        --               --       --     (189)
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $      18   $        5,941   $  (35) $  (189)
                                                   ========== =========   ==============   ======  =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $   10  $    --
     State and political subdivisions.............         --        --               --        2       --
     Foreign governments..........................         --        --               --        1       --
     Commercial mortgage-backed...................         --        --               --       92       --
     Asset-backed.................................         --        --               --       13       --
     Other fixed maturities, available-for-sale...         --        --               --       --       --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  118  $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            2,350       --       --
   Separate Accounts' assets......................         --       (21)              --       --       --
   GWBL and other features' liability.............         --        --               --       --       17
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $     (21)  $        2,350   $  118  $    17
                                                   ========== =========   ==============   ======  =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                 DECEMBER 31,
                                      -----------------------------------
                                            2011              2010
                                      ----------------- -----------------
                                      CARRYING  FAIR    Carrying  Fair
                                       VALUE    VALUE    Value    Value
                                      -------- -------- -------- --------
                                                 (IN MILLIONS)
Consolidated:
 Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
 Other limited partnership interests.    1,582    1,582    1,451    1,451
 Policyholders liabilities:
   Investment contracts..............    2,549    2,713    2,609    2,679
 Long-term debt......................      200      220      200      228
 Loans to affiliates.................    1,041    1,097    1,045    1,101
Closed Blocks:
 Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
 Other equity investments............        1        1        1        1
 SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts--GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
 Paid guarantee benefits.....     (249)      (58)     (307)
 Other changes in reserve....      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $      327
 Paid guarantee benefits.....         (86)
 Other changes in reserve....         164
                               ----------
Balance at December 31, 2009.         405
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         209
                               ----------
Balance at December 31, 2010.         533
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         264
                               ----------
Balance at December 31, 2011.  $      716
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN OF
                                                   PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                  ---------  --------  --------  ---------  ---------
                                                                 (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account............................... $  12,194  $    218  $    119  $     459  $  12,990
   Separate Accounts............................. $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
 Net amount at risk, gross....................... $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
 Net amount at risk, net of amounts reinsured.... $   1,642  $    879  $  2,003  $   5,964  $  10,488
 Average attained age of contractholders.........      49.2      63.3      68.7       63.9       53.3
 Percentage of contractholders over age 70.......       2.8%     27.6%     47.2%      28.5%      10.4%
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
 Account values invested in:
   General Account...............................       N/A       N/A  $     26  $     583  $     609
   Separate Accounts.............................       N/A       N/A  $  2,479  $  43,408  $  45,887
 Net amount at risk, gross.......................       N/A       N/A  $  2,039  $   9,186  $  11,225
 Net amount at risk, net of amounts reinsured....       N/A       N/A  $    603  $   2,520  $   3,123
 Weighted average years remaining until
   annuitization.................................       N/A       N/A       0.4        5.3        4.9
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies--No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  -------
                                          (IN MILLIONS)
Balance at January 1, 2009...   $        203   $      (153) $    50
 Other changes in reserves...             52           (21)      31
                                ------------   -----------  -------
Balance at December 31, 2009.            255          (174)      81
 Other changes in reserves...            120           (57)      63
                                ------------   -----------  -------
Balance at December 31, 2010.            375          (231)     144
 Other changes in reserves...             95           (31)      64
                                ------------   -----------  -------
Balance at December 31, 2011.   $        470   $      (262) $   208
                                ============   ===========  =======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011     2010     2009
                                                                    -------  -------  -------
                                                                          (IN MILLIONS)
Direct premiums.................................................... $   908  $   903  $   838
Reinsurance assumed................................................     210      213      202
Reinsurance ceded..................................................    (585)    (586)    (609)
                                                                    -------  -------  -------
Premiums........................................................... $   533  $   530  $   431
                                                                    =======  =======  =======
Universal Life and Investment-type Product Policy Fee Income Ceded. $   221  $   210  $   197
                                                                    =======  =======  =======
Policyholders' Benefits Ceded...................................... $   510  $   536  $   485
                                                                    =======  =======  =======
Interest Credited to Policyholders' Account Balances Ceded......... $    --  $    --  $    --
                                                                    =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2011  2010  2009
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  24 $  30 $  38
Incurred benefits related to prior years..    18    10     6
                                           ----- ----- -----
Total Incurred Benefits................... $  42 $  40 $  44
                                           ===== ===== =====
Benefits paid related to current year..... $  15 $  12 $  13
Benefits paid related to prior years......    24    30    34
                                           ----- ----- -----
Total Benefits Paid....................... $  39 $  42 $  47
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------

Long-term debt:
AXA Equitable:
Surplus Notes, 7.7%, due 2015                                                 200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                             2011   2010   2009
                                            ------ ------ ------
                                               (IN MILLIONS)
Investment advisory and services fees...... $  865 $  809 $  644
Distribution revenues......................    352    339    277
Other revenues--shareholder servicing fees.     92     93     90
Other revenues--other......................      6      5      7
Institutional research services............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2011      2010
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $  1,406
Actual return on plan assets.........................       77       106
Contributions........................................      672       202
Benefits paid and fees...............................     (185)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,093     1,529
PBO..................................................    2,626     2,424
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (533) $   (895)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2011     2010
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $  1,554
Unrecognized prior service cost (credit).        7        8
                                          -------- --------
 Total................................... $  1,686 $  1,562
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                   DECEMBER 31,
                                 ----------------
                                   2011     2010
                                 -------  -------
                                   (IN MILLIONS)
Fixed Maturities................    52.4%    48.5%
Equity Securities...............    36.3     37.0
Equity real estate..............     9.3     11.8
Cash and short-term investments.     2.0      2.7
                                 -------  -------
 Total..........................   100.0%   100.0%
                                 =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- -------- ------- --------
                                                 (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private real estate investment trusts.     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2010:                     ------- -------- ------- --------
                                                 (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................ $   --  $    564 $   --  $    564
 U.S. Treasury, government and agency.     --       148     --       148
 States and political subdivisions....     --         9     --         9
 Other structured debt................     --        --      6         6
Common and preferred equity...........    410         2     --       412
Mutual funds..........................    115        --     --       115
Derivatives, net......................      1         6     --         7
Private real estate investment funds..     --        --     13        13
Private investment trusts.............     --        51    163       214
Cash and cash equivalents.............      6         2     --         8
Short-term investments................      2        31     --        33
                                       ------  -------- ------  --------
 Total................................ $  534  $    813 $  182  $  1,529
                                       ======  ======== ======  ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                        PRIVATE
                                                                      REAL ESTATE  PRIVATE
                                                          FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES /(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     ---------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2011..........................   $        6      $      13  $      163 $    --  $  182
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2011.           --              3          20      --      23
 Purchases/issues...................................           --             --          --       1       1
 Sales/settlements..................................           --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2011........................   $        6      $       4  $      183 $    --  $  193
                                                       ==========      =========  ========== =======  ======
Balance at January 1, 2010..........................   $        7      $      12  $      147 $     2  $  168
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2010.           (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......           --             --          --      (2)     (2)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2010........................   $        6      $      13  $      163 $    --  $  182
                                                       ==========      =========  ========== =======  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)

2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on

   December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                           Options Outstanding
                                          -------------------------------------------------------------------------------
                                                                                                        AllianceBernstein
                                                 AXA Ordinary Shares            AXA ADRs/ (3)/            Holding Units
                                          ---------------------------       ---------------------- ----------------------
                                                             Weighted                     Weighted                  Weighted
                                             Number          Average           Number     Average     Number        Average
                                           Outstanding       Exercise        Outstanding  Exercise  Outstanding     Exercise
                                          (In Millions)       Price         (In Millions)  Price   (In Millions)     Price
                                          ------------- -------------       ------------- -------- ------------- --------
Options outstanding at January 1, 2011...        16.3   (Euro)  22.34              10.0   $  19.96        10.2   $  41.24
Options granted..........................         2.4   (Euro)  14.52                --   $     --         0.1   $  21.75
Options exercised........................          --   (Euro)     --              (0.6)  $  15.63        (0.1)  $  17.05
Options forfeited, net...................        (0.6)  (Euro)  21.59              (1.8)  $  27.24        (0.8)  $  55.66
Options expired..........................          --              --                --         --        (0.4)  $  50.59
                                            ---------                         ---------              ---------
Options Outstanding at December 31, 2011.        18.1   (Euro)  19.40               7.6   $  18.47         9.0   $  39.63
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)     --/ (2)/               $   1.70               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.74                              1.83                    6.4
                                            =========                         =========              =========
Options Exercisable at December 31, 2011.        10.9   (Euro)  25.35               7.6   $  18.48         3.3      36.65
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)   --/ (2)/                 $    1.7               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.59                              1.82                    5.6
                                            =========                         =========              =========

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                         AXA Ordinary Shares       AllianceBernstein Holding Units
                                                      -------------------------  -----------------------------------
                                                        2011     2010     2009     2011       2010          2009
                                                      -------  -------  -------  -------  ------------  ------------
Dividend yield.......................................    7.00%    6.98%   10.69%    5.40%  7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................   33.90%    36.5%    57.5%   47.30% 46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................    3.13%    2.66%    2.74%    1.90%  2.2 - 2.3%    1.6 - 2.1%
Expected life in years...............................     6.4      6.4      5.5      6.0       6.0        6.0 - 6.5
Weighted average fair value per option at grant date. $  2.49  $  3.54  $  2.57  $  5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2011...   391,761   $  29.97
Granted..........................    16,665   $  14.01
Vested...........................   117,906   $  31.64
Forfeited........................    46,948         --
                                   --------
Unvested as of December 31, 2011.   243,572   $  30.22
                                   ========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
 Gross investment income (loss)...    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011    2010    2009
                                ------  ------  -----
                                    (IN MILLIONS)
Fixed maturities............... $  (29) $ (200) $  (2)
Mortgage loans on real estate..    (14)    (18)    --
Other equity investments.......     (4)     34     53
Other..........................     --      --      3
                                ------  ------  -----
Investment Gains (Losses), Net. $  (47) $ (184) $  54
                                ======  ======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                                             2011     2010      2009
                                                                                            ------  -------  ---------
                                                                                                   (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year................................... $  379  $   (68) $  (1,271)
Changes in unrealized investment gains (losses) on investments.............................    907      835      2,494
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend
   obligation and other....................................................................   (131)     (68)        58
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................    (79)    (110)      (578)
 Deferred income tax (expense) benefit.....................................................   (199)    (217)      (705)
                                                                                            ------  -------  ---------
Total......................................................................................    757      372         (2)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest..................................................................     21        7        (66)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========
Balance, end of year comprises:
Unrealized investment gains (losses) on:
 Fixed maturities.......................................................................... $1,782  $   875  $      33
 Other equity investments..................................................................      2        2          9
                                                                                            ------  -------  ---------
 Total.....................................................................................  1,784      877         42
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend obligation and
   other...................................................................................   (270)    (139)       (71)
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................   (211)    (132)       (22)
 Deferred income tax (expense) benefit.....................................................   (418)    (219)        (2)
                                                                                            ------  -------  ---------
Total......................................................................................    765      387        (53)
Less: (Income) loss attributable to noncontrolling interest................................     13       (8)       (15)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2011     2010     2009
                               -------  -------  --------
                                     (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $    40  $   (34) $     81
 Deferred (expense) benefit...  (1,062)    (673)    1,191
                               -------  -------  --------
Total......................... $(1,022) $  (707) $  1,272
                               =======  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011      2010       2009
                                             ---------  --------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,167) $ (1,055) $   1,078
Noncontrolling interest.....................       (36)       66        105
Separate Accounts investment activity.......        83        53         72
Non-taxable investment income (loss)........         8        15         27
Adjustment of tax audit reserves............        (7)      (13)         7
State income taxes..........................         7        (5)       (12)
AllianceBernstein Federal and foreign taxes.       (13)       (3)        (6)
Tax settlement..............................        84        99         --
ACMC conversion.............................        --       135         --
Other.......................................        19         1          1
                                             ---------  --------  ---------
Income tax (expense) benefit................ $  (1,022) $   (707) $   1,272
                                             =========  ========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2011  December 31, 2010
                                         ------------------ ------------------
                                         ASSETS LIABILITIES Assets Liabilities
                                         ------ ----------- ------ -----------
                                                     (IN MILLIONS)
  Compensation and related benefits..... $  248  $     --   $  229  $     --
  Reserves and reinsurance..............     --     3,060       --       977
  DAC...................................     --     1,279       --     2,610
  Unrealized investment gains or losses.     --       418       --       259
  Investments...........................     --     1,101       --       800
  Alternative minimum tax credits.......    242        --      241        --
  Other.................................     79        --      108        --
                                         ------  --------   ------  --------
  Total................................. $  569  $  5,858   $  578  $  4,646
                                         ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                     DECEMBER 31,
                                                                                             ---------------------------
                                                                                               2011     2010      2009
                                                                                             -------  -------  ---------
                                                                                                    (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   765  $   387  $       9
Defined benefit pension plans...............................................................  (1,082)  (1,008)      (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --        (62)
                                                                                             -------  -------  ---------
Total accumulated other comprehensive income (loss).........................................    (317)    (621)    (1,021)
                                                                                             -------  -------  ---------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)       (15)
                                                                                             -------  -------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (304) $  (629) $  (1,036)
                                                                                             =======  =======  =========

   The components of OCI for the past three years follow:

                                                                                                2011    2010     2009
                                                                                               ------  ------  --------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  879  $  646  $  2,558
 (Gains) losses reclassified into net earnings (loss) during the year.........................     28     189        (2)
                                                                                               ------  ------  --------
Net unrealized gains (losses) on investments..................................................    907     835     2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................   (529)   (395)   (1,225)
                                                                                               ------  ------  --------
Change in unrealized gains (losses), net of adjustments.......................................    378     440     1,331
Change in defined benefit pension plans.......................................................    (74)    (40)       (3)
                                                                                               ------  ------  --------
Total other comprehensive income (loss), net of income taxes..................................    304     400     1,328
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............     21       7       (66)
                                                                                               ------  ------  --------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $  325  $  407  $  1,262
                                                                                               ======  ======  ========

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                   DECEMBER 31,
                                                                          -----------------------------
                                                                            2011      2010       2009
                                                                          --------  --------  ---------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $     (39)
Change in AVR............................................................     (211)     (291)       289
                                                                          --------  --------  ---------
Net change in statutory surplus, capital stock and AVR...................      613       394        250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)    (5,995)
 DAC.....................................................................   (3,650)      747        860
 Deferred income taxes...................................................     (996)   (1,006)     1,167
 Valuation of investments................................................       16       145       (659)
 Valuation of investment subsidiary......................................      590       366       (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350     (2,566)
 Pension adjustment......................................................      111        56         17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)     5,541
 Shareholder dividends paid..............................................      379       300         --
 Changes in non-admitted assets..........................................     (154)      (64)        29
 Other, net..............................................................      (10)      (55)       (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --       (195)
                                                                          --------  --------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,414  $  2,073  $  (2,163)
                                                                          ========  ========  =========

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                                2011       2010       2009
                                                             ---------  ---------  ---------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $   3,116
AVR.........................................................       220        431        722
                                                             ---------  ---------  ---------
Statutory surplus, capital stock and AVR....................     4,845      4,232      3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)    (1,464)
 DAC........................................................     4,653      8,383      7,745
 Deferred income taxes......................................    (5,744)    (4,775)    (3,705)
 Valuation of investments...................................     2,266      1,658        673
 Valuation of investment subsidiary.........................       231       (657)    (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606      2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904      3,178
 Non-admitted assets........................................       510        761      1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)    (1,525)
 Other, net.................................................      (459)      (521)      (152)
                                                             ---------  ---------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,561  $  13,051  $  10,861
                                                             =========  =========  =========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                2011       2010      2009
                             ---------  ---------  --------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance................... $  15,140  $   8,511  $    337
Investment Management/ (1)/.     2,750      2,959     2,941
Consolidation/elimination...       (18)       (29)      (36)
                             ---------  ---------  --------
Total Revenues.............. $  17,872  $  11,441  $  3,242
                             =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                             2011      2010      2009
                                                                           --------  -------- ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................. $  3,495  $  2,613 $  (3,665)
Investment Management/ (2)/...............................................     (164)      400       588
Consolidation/elimination.................................................        4         2        (2)
                                                                           --------  -------- ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes..... $  3,335  $  3,015 $  (3,079)
                                                                           ========  ======== =========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  154,207  $  152,038
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  166,016  $  163,156
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                   THREE MONTHS ENDED
                                                     ---------------------------------------------
                                                     MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                     --------  -------- ------------- ------------
                                                                     (IN MILLIONS)
2011
Total Revenues...................................... $  1,311  $  3,402 $      10,858 $      2,301
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============

2010
Total Revenues...................................... $  2,133  $  5,387 $       5,115 $     (1,194)
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     (a)    Resolutions of the Board of Directors of The Equitable
                       Life Assurance Society of the United States
                       ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit
                       No. 1(a) to Registration Statement File No. 2-30070, originally filed on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Exhibit No. 1(b) to Registration Statement File No. 2-30070 on Form N-4, originally filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

         2.     Not applicable.

         3.     (a)    Distribution and Servicing Agreement dated as of May 1,
                       1994 among EQ Financial Consultants, Inc. (now AXA
                       Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File
                       No. 333-17663), filed on December 11, 1996.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement (File No. 333-81393) on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File
                       No. 333-81393) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File
                       No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.     (a)    Form of Group Annuity Contract No. 1050-94IC,
                       incorporated herein by reference to Exhibit No. 4(f) to Registration Statement No. 2-30070 originally filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

                (b) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit No. 4(g) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (c) Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by reference to Exhibit No. 4(h) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (d) Form of Supplementary Contract No. SC96MDSB, incorporated herein by reference to Exhibit No. 4(j) to Registration Statement No. 2-30070 filed on April 26, 1996.

                (e) Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement on Form N-4. File No. 2-30070 filed June 9, 1998.

                (f) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Exhibit No. 4(q) to Registration Statement File No. 2-30070, filed May 4, 1999.

                (g) Form of EQUI-VEST Express Data Pages, Form No. 94ICA/(EQV EXP.)(8/99), previously filed with this Registration Statement File No. 333-81393 on June 23, 1999.

                (h) Form of Beneficiary Continuation Option endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement File No. 333-81393 on April 26, 2000.

                (i) Form of Endorsement (No. 2001ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

                (j) Form of data pages for IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO-EV, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (k) Form of Endorsement for traditional IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (l) Form of Endorsement for Roth IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File
                       No. 333-81393 on April 17, 2003.

                (m) Form of Endorsement Applicable to Non-Qualified (in-force) Contract/Certificates with Beneficiary Continuation Option, Form No. 2002NQBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (n) Form of Endorsement for 403(b) arrangement TSA Roth Elective Deferral incorporated herein by reference to
                       Exhibit 4.(w)(w) to Registration Statement on Form N-4, (File No. 2-30070) filed on April 21, 2006.

                (o) 2006 Form of Conversion Endorsement to EQUI-VEST At Retirement is incorporated herein by reference to
                       Exhibit 4.(x)(x) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                (p) Form of Flexible Premium Fixed and Variable Deferred Annuity Certificate (Form 2007EVBASEGA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (q) Form of Flexible Premium Fixed and Variable Deferred Annuity Contract (Form 2007EVBASEA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (r) Form of Endorsement for Charitable Remainder Trusts (Form 2007CRT), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (s) Form of Endorsement Applicable to Death Benefits (Civil Union Status) (Form 2008CU), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (t) Form of Roth Conversion Rider (Form 2007ROTHCV), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (u) Form of Data Pages for Group Certificate (Form 2007DP701), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (v) Form of Data Pages for Individual Contract (Form 2007DP701), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (w) Form of Guaranteed Death Benefit Rider (Form 2007GDB), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (x) Form of Endorsement Applicable to Inherited IRA Contracts (Form 2007INHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (y) Form of Endorsement Applicable to Inherited Roth IRA Contracts (Form 2007INHROTHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (z) Form of Endorsement Applicable to IRA Contracts (Form 2007IRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (aa) Form of Endorsement Applicable to Roth IRA Contracts (Form 2007ROTHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (bb) Form of Endorsement Applicable to Non-Qualified Contracts (Form 2007NQ), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (cc) Form of Endorsement Applicable to Non-Qualified Contracts for Joint Owners (Form 2007ENJONQ), previously filed with this registration statement File
                       No. 333-81393 on April 21, 2008.

         5.     (a)    Forms of EQUI-VEST Tax Deferred Variable Individual
                       Annuity Application Form #180-1009 previously filed with this Registration Statement File No. 333-81393 on
                       June 23, 1999.

                (b) Form of Application for EQUI-VEST Takeover Beneficiary Continuation Option, Form No. 180-3000 BCO, previously filed with this Registration Statement File
                       No. 333-81393 on April 17, 2003.

                (c) Form of EQUI-VEST Deferred Variable Annuity Application for Inherited IRA Contracts (Form 180-3801 BCO), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (d) Form of EQUI-VEST Deferred Variable Annuity Application for IRA and NQ Contracts (Form 180-3800), previously filed with this registration statement File
                       No. 333-81393 on April 21, 2008.

         6.     (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

         8.     (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.
                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (d) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 24, 2012.

                (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (h) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Masssachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File
                       No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

         9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       -------------------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                        Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

*Andrew J. McMahon                       Director and President

OTHER OFFICERS
--------------

*Andrea M. Nitzan                        Executive Vice President
                                         (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge                Executive Vice President,
                                         Chief Investment Officer,
                                         Treasurer and interim Chief Financial
                                         Officer

*Michael B. Healy                        Executive Vice President
                                         and Chief Information Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief
                                         Compliance Officer and Deputy General
                                         Counsel

*Karen Field Hazin                       Vice President, Secretary and
                                         Associate General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

*Amy J. Radin                            Senior Executive Vice President and
                                         Chief Marketing Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly-owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-178750) on Form N-4 filed December 23, 2011.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 27. Number of Contractowners

         As of March 31, 2012, there were 29,176 Qualified Contract Owners and 3,030 Non-Qualified Contract Owners of the EQUI-VEST Express contract offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a
                                   party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii)the related expenses of any such person in
                                   any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss 721-726; Insurance Law ss.1216)

         The directors and officers of AXA Equitable are insured under policies issued by X. L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust,and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management
                                         Officer

*Christine Nigro                         President and Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement
                                         Services Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President

*David M. Kahal                          Senior Vice President

*George Papazicos                        Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Chief Broker Dealer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, MO 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)(1)(vii) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2012.

                                 SEPARATE ACCOUNT A OF
                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                 By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                 By:  /s/ Dodie Kent
                                      -----------------------------------
                                      Dodie Kent
                                      Vice President and Associate General
                                      Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2012.

                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                (Depositor)

                                       By:  /s/ Dodie Kent
                                            -----------------------------------
                                            Dodie Kent
                                            Vice President and Associate General
                                            Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Bertrand Poupart-Lafarge                Executive Vice President, Chief
                                         Investment Officer, Treasurer and
                                         interim Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson              Danny L. Hale        Ramon de Oliveira
Henri de Castries         Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne             Peter S. Kraus       Ezra Suleiman
Charlynn Goins            Andrew J. McMahon    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 24, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ---------

  9          Opinion and Consent of Counsel                     EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP              EX-99.10a

  10(b)      Powers of Attorney                                 EX-99.10b